UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Not FDIC Insured | No Bank Guarantee | May Lose Value

Managed Distribution Policy: Effective January 1, 2024, the Fund has implemented a managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.

Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan.

The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

Please see the “Important Information to Shareholders” section for additional information.

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Franklin Limited Duration Income Trust

Dear Shareholder,

This annual report for Franklin Limited Duration Income Trust covers the fiscal year ended December 31, 2024. Effective January 1, 2024, the Fund changed its benchmark from the blended 1/3 Credit Suisse (CS) High Yield Index + 1/3 CS Leveraged Loan Index (CS LLI) + 1/3 Bloomberg Mortgage- Backed Securities (MBS) Index to the blended 1/3 ICE BofA US High Yield Constrained Index + 1/3 Morningstar® LSTA® US Leverage Loan IndexSM + 1/3 Bloomberg MBS Index.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide high current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund’s primary objective, through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage-backed and other asset-backed securities. We invest in a diversified mix of fixed income securities, primarily high-yield corporate bonds, senior secured floating rate corporate loans, and mortgage-backed and other asset-backed securities. The Fund may also invest a portion in marketplace loans. Our top-down analysis of macroeconomic trends combined with a bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate loan sectors, we seek securities trading at reasonable valuations from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, potential pricing inefficiencies and underlying collateral characteristics.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Against the backdrop of a resilient U.S. economy, the market lowered its expectations for cuts in the U.S. Federal Reserve’s (Fed) federal funds rate as economic indicators continued to surprise on the upside and the path toward a “soft landing” for the U.S. economy became clearer. Strong fundamental and technical tailwinds for the high-yield (HY) sector persisted throughout the year, leading to HY spreads trending tighter. The Fed cut their policy rate by an upsized

50 basis points at their September 2024 meeting looking to “recalibrate” monetary policy. Volatility, however, persisted amid concerns that the Fed was behind the curve in easing monetary policy. A stronger-than-expected U.S. economy and sticky U.S. inflation prints led to a subsequent hawkish pivot from the Fed, which lowered rates twice during the fourth quarter but signaled only two rate cuts were likely during 2025. The November 2024 presidential election results were seen as positive for domestic economic growth but created significant uncertainty elsewhere, as investors worried about the implications of increased U.S. protectionism on global trade. As of year-end, U.S. Treasury yields moved higher across much of the curve.

Q. How did we respond to these changing market conditions?

A. As HY spreads are nearing the lower end of the historical range, we favor moving up in credit quality as investors do not need to give up much yield or spread in order to meaningfully reduce risk. Moreover, following a decade of loose covenants and recent highly aggressive action by sponsors, lawyers and hedge funds, it has become challenging to get involved in distressed situations.

Consequently, our threshold to remain in struggling credits has been raised in general.

Portfolio Composition

12/31/24

% of Total Investments
Corporate Bonds	37.9%
Senior Floating Rate Interests	29.0%
Marketplace Loans	12.7%
Mortgage-Backed Securities	10.2%
Asset-Backed Securities*	6.8%
Other†,‡	0.6%
Short-Term Investments	2.8%

†Includes common stocks, preferred stocks, rights, warrants and convertible bonds.

*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.

‡Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +7.24% based on net asset value and +19.46% based on market price. The Fund’s new benchmark, the blended 1/3 ICE BofA US High Yield Constrained Index + 1/3 Morningstar® LSTA® US Leveraged

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 13.

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Loan IndexSM + 1/3 Bloomberg MBS Index, posted a +6.10% cumulative total return.1 The prior blended benchmark, the blended 1/3 Credit Suisse (CS) High Yield Index + 1/3 CS Leveraged Loan Index (CS LLI) + 1/3 Bloomberg Mortgage- Backed Securities (MBS) Index, posted a +6.05% total return.1 Individually, the ICE BofA US High Yield Constrained Index, which is designed to mirror below investment-grade corporate debt publicly issued in the U.S. domestic market, posted a +8.20% cumulative total return.2 The prior index, the CS High Yield Index, posted a +7.89% cumulative total return.2 The Morningstar® LSTA® US Leveraged Loan IndexSM, which is designed to mirror the market value- weighted and provides comprehensive coverage of the U.S. leveraged loan market, posted a +8.95% cumulative total return.1 The prior index, the CS LLI, posted a +9.05% total return.2 Additionally, the Bloomberg MBS Index, which tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), posted a 1.05% cumulative total return.2 Over the period, net asset value decreased from $7.18 per share on December 31, 2023, to $6.94 at period-end, and the market price increased from $6.22 to $6.63 at period-end. You can find the Fund’s long-term performance data in the Performance Summary on page 5.

Effective January 1, 2024, the Fund has implemented a managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so. For the fiscal year ended December 31, 2024, the Fund estimates that it distributed more than its income and net realized capital gains; therefore, a portion of the Fund distribution to shareholders may be a return of capital. A return of capital may occur, for example, when some or all of the money that a shareholder invested in a Fund is paid back to them. A return of capital distribution does not necessarily reflect the

Fund’s investment performance and should not be confused with “yield” or “income”. The Fund sends a Form 1099-DIV to shareholders each calendar year describing how to report the Fund’s distributions for federal income tax purposes. Please see the “Important Information to Shareholders” section for additional information.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Q. What were the leading contributors to performance?

A. During the year, the Fund’s corporate exposure, in the form of high-yield corporate bonds, collateralized loan obligations and leveraged loans, contributed to performance as corporate fundamentals remained resilient against the backdrop of higher rate environment, which kept expectations for future defaults subdued.

Q. What were the leading detractors from performance?

A. The Fund’s exposure to agency mortgage-backed securities hindered results.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund.

Effective 9/30/24, Sonal Desai stepped off the Fund as Portfolio Manager.

Thank you for your continued participation in Franklin Limited Duration Income Trust. We look forward to serving your future investment needs.

Sincerely,

Glenn I. Voyles, CFA

Justin Ma, CFA

Patrick A. Klein, Ph.D.

Jonathan G. Belk, CFA

Portfolio Management Team

1. Source: Factset. The Blended Benchmark was calculated internally.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIMITED DURATION INCOME TRUST

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of December 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+7.24%	+19.46%	+7.24%	+19.46%
5-Year	+15.27%	+19.69%	+2.88%	+3.66%
10-Year	+27.54%	+48.54%	+2.46%	+4.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Share Prices

Symbol: FTF	12/31/24	12/31/23	Change
Net Asset Value (NAV)	$6.94	$7.18	-$0.24
Market Price (NYSE)	$6.63	$6.22	+$0.41

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

12/31/14–12/31/24

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions Per Share (1/1/24–12/31/24)

Net Investment Income	Tax Return of Capital	Total
$0.5074	$0.2306	$0.7380

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed,mortgage-backedor mortgage-relatedsecurities are subject to prepay- ment and extension risks. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.

1. Figures are for common shares. As of 12/31/24, the Fund had leverage in the amount of 32.09% of the Fund’s total portfolio. The Fund employs leverage through partici- pation in a Credit Facility and entering into reverse repurchase agreements. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate invest- ments.

2. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.

3. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.

6. Source: FactSet. The Blended Benchmark is calculated internally and is composed of 1/3 ICE BofA US High Yield Constrained, 1/3 Morningstar LSTA US Leveraged Loan and 1/3 Bloomberg U.S. Mortgage-Backed Securities Index. The ICE BofA US High Yield Constrained Index measures the performance of USD-denominated, noninvest- ment grade, fixed rate and taxable corporate bonds. The Morningstar LSTA US Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market. The Bloomberg U.S. Mortgage-Backed Securities (MBS) Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

7. Source: Bloomberg and Credit Suisse Group. The Blended Benchmark is calculated internally and is composed of 1/3 Credit Suisse (CS) High Yield Index, 1/3 CS Lever- aged Loan Index and 1/3 Bloomberg MBS Index. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market. The CS Leveraged Loan Index (CS LLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment-grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P. The Bloomberg MBS Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective June 1, 2017, hybrid adjustable-rate mortgages were removed from the index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN LIMITED DURATION INCOME TRUST

Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$7.18	$7.06	$8.97	$9.43	$10.00
Income from investment operations:
Net investment income[a]	0.64	0.65	0.62	0.52	0.51
Net realized and unrealized gains (losses)	(0.14)	0.18	(1.46)	(0.05)	(0.15)
Total from investment operations	0.50	0.83	(0.84)	0.47	0.36
Less distributions to common shareholders from:
Net investment income	(0.51)	(0.41)	(0.57)	(0.55)	(0.55)
Tax return of capital	(0.23)	(0.30)	(0.21)	(0.38)	(0.38)
Total distributions	(0.74)	(0.71)	(0.78)	(0.93)	(0.93)
Dilution effect of rights offering	—	—	(0.29)[b]	—	—
Net asset value, end of year	$6.94	$7.18	$7.06	$8.97	$9.43
Market value, end of year[c]	$6.63	$6.22	$6.21	$9.09	$9.42
Total return (based on net asset value per share)[d]	7.24%	12.36%	(12.75)%	5.16%	4.26%
Total return (based on market value per share)[d]	19.46%	12.17%	(23.52)%	6.77%	9.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates	3.94%	4.07%	2.69%	1.76%	1.86%
Expenses net of waiver and payments by affiliates	3.92%	4.06%[e]	2.68%[e]	1.75%[e]	1.85%[e]
Net investment income	9.00%	9.16%	8.16%	5.58%	5.51%
Supplemental data
Net assets, end of year (000’s)	$280,401	$290,198	$285,319	$270,437	$284,199
Portfolio turnover rate	109.84%	104.86%	95.50%	107.66%	106.46%
Portfolio turnover rate excluding mortgage dollar rolls[f]	52.23%	71.14%	52.93%	51.04%	60.46%
Total credit facility and other financial leverage outstanding at end of year (000’s)	$107,863	$109,652	$117,090	$116,359	$111,505
Asset coverage per $1,000 of debt	$3,600	$3,647	$3,437	$3,324	$3,549

[a]	Based on average daily shares outstanding.
[b]	Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
[c]	Based on the last sale on the NYSE American.
[d]	The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund’s net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	See Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Year Ended March 31,
	2019*	2018*	2017*, a	2017*	2016*	2015*
Per common share operating performance
(for a common share outstanding throughout the year)
Net asset value, beginning of year	$10.11	$12.32	$12.91	$12.38	$13.87	$14.36
Income from investment operations:
Net investment income[b]	0.53	0.57	0.48	0.62	0.72	0.73
Net realized and unrealized gains (losses)	0.39	(0.79)	(0.03)	0.85	(1.41)	(0.33)
Dividends to preferred shareholders from net investment income	—	(0.06)	(0.08)	(0.07)	(0.06)	(0.06)
Total from investment operations	0.92	(0.28)	0.37	1.40	(0.75)	0.34
Less distributions to common shareholders from:
Net investment income	(0.58)	(0.49)	(0.43)	(0.57)	(0.74)	(0.83)
Tax return of capital	(0.45)	(0.68)	(0.53)	(0.36)	—	—
Total distributions	(1.03)	(1.17)	(0.96)	(0.93)	(0.74)	(0.83)
Repurchase of shares	—	—	—	0.06	—	—
Dilution effect of rights offering	—	(0.76)[c]	—	—	—	—
Net asset value, end of year	$10.00	$10.11	$12.32	$12.91	$12.38	$13.87
Market value, end of year[d]	$9.59	$9.02	$11.83	$11.97	$11.34	$12.17
Total return (based on net asset value per share)[e]	9.33%	(9.07)%	4.71%	12.02%	(5.44)%	2.41%
Total return (based on market value per share)[e]	18.34%	(14.86)%	7.08%	14.07%	(0.44)%	(0.35)%
Ratios to average net assets applicable to common shares[f,g]
Expenses before waiver and payments by affiliates	2.16%	1.73%	1.25%	1.35%	1.16%	1.14%
Expenses net of waiver and payments by affiliates[h]	2.15%	1.71%	1.23%	1.32%	1.16%[i]	1.14%[i]
Net investment income	5.15%	4.97%	5.04%	4.83%	5.52%	5.14%
Supplemental data
Net assets applicable to common shares, end of year (000’s)	$301,452	$304,804	$278,489	$291,875	$332,132	$372,080
Portfolio turnover rate	113.49%	198.44%	168.28%	265.00%	270.16%	289.67%
Portfolio turnover rate excluding mortgage dollar rolls[j]	57.50%	63.84%	46.49%	93.00%	81.78%	92.15%
Total credit facility and other financial leverage outstanding at end of year (000’s)	$107,117	$90,000[k]	$—	$—	$—	$—
Asset coverage per preferred share	$—	$—[l]	$72,311	$74,809	$75,991	$76,665
Liquidation preference per preferred share	$—	$—[l]	$25,000	$25,000	$25,000	$25,000
Asset coverage per $1,000 of debt	$3,814	$4,387[k]	$—	$—	$—	$—

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL HIGHLIGHTS

*	Not covered by the report of independent registered public accounting firm.
[a]	For the period April 1, 2017 to December 31, 2017.
[b]	Based on average daily shares outstanding.
[c]	Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
[d]	Based on the last sale on the NYSE American.
[e]	The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund’s net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
[f]	Based on income and expenses applicable to both common and preferred shares.
[g]	Ratios are annualized for periods less than one year.
[h]	Benefit of expense reduction rounds to less than 0.01%.
[i]	Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[j]	See Note 1(d) regarding mortgage dollar rolls.
[k]	Effective August 15, 2018, the Fund began participating in a credit facility.
[l]	Effective August 15, 2018, the Fund’s preferred shares were liquidated.

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FRANKLIN LIMITED DURATION INCOME TRUST

Financial Highlights

Senior Securities Table

The Fund engaged in senior securities during the prior ten years as follows:

Year Ended	Total Amount Outstanding(1)	Asset Coverage per $1,000(2)	Involuntary Liquidation Preference(3)	Average Market Value Outstanding(4)
Reverse Repurchase Agreement
December 31, 2024	$10,362,788	$3,600	$10,494,333	N/A
December 31, 2023	$12,151,954	$3,647	$12,335,804	N/A
December 31, 2022	$34,090,177	$3,437	$34,456,370	N/A
December 31, 2021	$33,358,605	$3,324	$33,448,122	N/A
December 31, 2020	$18,504,585	$3,549	$18,523,129	N/A
(5)December 31, 2019	$17,117,190	$3,814	$17,169,028	N/A
Credit Facility
December 31, 2024	$97,500,000	$3,600	$97,942,894	$97,500,000
December 31, 2023	$97,500,000	$3,647	$98,013,825	$86,460,576
December 31, 2022	$83,000,000	$3,437	$83,403,086	$83,008,795
December 31, 2021	$83,000,000	$3,324	$83,079,041	$86,629,314
December 31, 2020	$93,000,000	$3,549	$93,090,704	$92,029,719
(5)December 31, 2019	$90,000,000	$3,814	$90,218,042	$90,127,217
(5)December 31, 2018	$90,000,000	$4,387	$90,267,083	$33,334,190

Year Ended(5)	Total Preferred Shares Outstanding	Asset Coverage per Preferred Share	Invluntary Liquidation Preference Per Preferred Share	Average Market Value Per Preferred Share(6)
Preferred Shares Series M
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
Preferred Shares Series W
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
Preferred Shares Series F
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A

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FINANCIAL HIGHLIGHTS

Senior Securities Table (continued)

(1) Total amount of each class of senior securities outstanding at the end of the period presented.

(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”

(3) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.

(4) Average market value outstanding represents the average of the daily amount outstanding including any unpaid interest during the period presented.

(5) Not covered by the report of independent registered public accounting firm.

(6) Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.

12	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Schedule of Investments, December 31, 2024

		Country	Shares	Value
	Common Stocks 0.2%
	Hotels, Restaurants & Leisure 0.0%†
[a]	24 Hour Fitness Worldwide, Inc.	United States	24,950	$1,060
	Metals & Mining 0.0%†
[a]	Petra Diamonds Ltd.	South Africa	331,401	128,613
	Oil, Gas & Consumable Fuels 0.1%
[a]	Amplify Energy Corp.	United States	281	1,686
	Birch Permian Holdings, Inc.	United States	20,307	125,975
	California Resources Corp.	United States	72	3,736
				131,397
	Pharmaceuticals 0.1%
[a]	Endo, Inc.	United States	11,659	279,233
	Specialty Retail 0.0%
[a,b]	Party City Holdco, Inc.	United States	10	—
	Total Common Stocks (Cost $1,185,967)			540,303
	Preferred Stocks 0.0%†
	Hotels, Restaurants & Leisure 0.0%†
[a]	24 Hour Fitness Worldwide, Inc.	United States	59,089	6,057
	Total Preferred Stocks (Cost $79,741)			6,057
			Principal Amount*
	Corporate Bonds 54.8%
	Aerospace & Defense 0.9%
[c,d]	Bombardier, Inc., Senior Note, 144A, 7%, 6/01/32	Canada	900,000	916,660
[c,d]	TransDigm, Inc,. Senior Secured Note, 144A, 6%, 1/15/33	United States	1,500,000	1,471,276
				2,387,936
	Automobile Components 1.4%
[c]	Adient Global Holdings Ltd.,
[d]	Senior Note, 144A, 8.25%, 4/15/31	United States	600,000	613,838
	Senior Secured Note, 144A, 7%, 4/15/28	United States	400,000	405,058
[c,d,e]	Dornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%, 10/15/29	United States	1,100,000	892,192
[d]	Goodyear Tire & Rubber Co. (The), Senior Note, 9.5%, 5/31/25	United States	626,000	630,451
[c,f]	IHO Verwaltungs GmbH,
	Senior Secured Note, 144A, PIK, 7.75%, 11/15/30	Germany	400,000	399,809
	Senior Secured Note, 144A, PIK, 8%, 11/15/32	Germany	400,000	403,206
[c]	ZF North America Capital, Inc., Senior Note, 144A, 6.75%, 4/23/30	Germany	700,000	673,910
				4,018,464
	Automobiles 0.5%
[c,d]	Jaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%, 7/15/29	United Kingdom	1,300,000	1,262,879
	Biotechnology 0.5%
[c]	Emergent BioSolutions, Inc., Senior Note, 144A, 3.875%, 8/15/28	United States	900,000	737,130
[c]	Grifols SA, Senior Note, 144A, 4.75%, 10/15/28	Spain	600,000	552,026
				1,289,156
	Broadline Retail 0.4%
[e]	Nordstrom, Inc., Senior Bond, 4%, 3/15/27	United States	1,000,000	955,479

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	13

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Broadline Retail (continued)
[c]	Wayfair LLC, Senior Secured Note, 144A, 7.25%, 10/31/29	United States	200,000	$200,400
				1,155,879
	Building Products 1.8%
[c,d]	Camelot Return Merger Sub, Inc., Senior Secured Note, 144A, 8.75%, 8/01/28	United States	500,000	479,669
[c,d]	Cornerstone Building Brands, Inc., Senior Note, 144A, 6.125%, 1/15/29	United States	1,000,000	798,940
[c,d]	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Senior Secured Note, 144A, 6.625%, 12/15/30	United States	1,100,000	1,102,842
[c]	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, Senior Secured Note, 144A, 6.75%, 4/01/32	United States	500,000	502,655
[c,d]	Smyrna Ready Mix Concrete LLC, Senior Secured Note, 144A, 8.875%, 11/15/31	United States	1,200,000	1,262,052
[c]	Standard Building Solutions, Inc., Senior Note, 144A, 6.5%, 8/15/32	United States	900,000	902,215
				5,048,373
	Capital Markets 0.5%
[c]	Jane Street Group / JSG Finance, Inc.,
[d]	Senior Secured Note, 144A, 4.5%, 11/15/29	United States	500,000	468,628
	Senior Secured Note, 144A, 6.125%, 11/01/32	United States	500,000	495,701
[c]	StoneX Group, Inc., Senior Secured Note, 144A, 7.875%, 3/01/31	United States	500,000	523,431
				1,487,760
	Chemicals 2.7%
[b,c,f,g]	Anagram Holdings LLC / Anagram International, Inc., Secured Note, 144A, PIK, 10%, 8/15/26	United States	166,428	—
[c]	Avient Corp., Senior Note, 144A, 6.25%, 11/01/31	United States	300,000	296,244
[c]	Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32	Mexico	300,000	220,815
[d]	Celanese US Holdings LLC, Senior Note, 6.33%, 7/15/29	United States	1,000,000	1,021,013
[c]	Cerdia Finanz GmbH, Senior Secured Note, 144A, 9.375%, 10/03/31	Germany	500,000	521,585
[c]	Consolidated Energy Finance SA, Senior Note, 144A, 5.625%, 10/15/28	Switzerland	600,000	489,927
[c,d]	Element Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28	United States	200,000	189,871
[c,e]	GPD Cos., Inc., Senior Secured Note, 144A, 10.125%, 4/01/26	United States	1,500,000	1,484,264
[c,d]	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., Senior Note, 144A, 9%, 7/01/28	United States	1,000,000	1,013,496
[c,f]	Kobe US Midco 2, Inc., Senior Note, 144A, PIK, 9.25%, 11/01/26	United States	231,525	193,163
[c,d]	Rain Carbon, Inc., Senior Secured Note, 144A, 12.25%, 9/01/29	United States	1,200,000	1,269,776
[c]	Rain CII Carbon LLC / CII Carbon Corp., Secured Note, 144A, 7.25%, 4/01/25	United States	22,000	21,820
[c,e]	Vibrantz Technologies, Inc., Senior Note, 144A, 9%, 2/15/30	United States	1,000,000	919,286
				7,641,260
	Commercial Services & Supplies 2.1%
[c,d]	Allied Universal Holdco LLC, Senior Secured Note, 144A, 7.875%, 2/15/31	United States	1,200,000	1,227,996
[c,d]	Enviri Corp., Senior Note, 144A, 5.75%, 7/31/27	United States	1,400,000	1,339,468
[c,d]	Prime Security Services Borrower LLC / Prime Finance, Inc., Senior Secured Note, 144A, 3.375%, 8/31/27	United States	600,000	561,704
[c]	RR Donnelley & Sons Co., Senior Secured Note, 144A, 9.5%, 8/01/29	United States	1,125,000	1,143,648
[c]	Veritiv Operating Co., Senior Secured Note, 144A, 10.5%, 11/30/30	United States	225,000	242,602

14	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Commercial Services & Supplies (continued)
[c,d]	VM Consolidated, Inc., Senior Note, 144A, 5.5%, 4/15/29	United States	800,000	$779,201
[c]	Wrangler Holdco Corp., Senior Note, 144A, 6.625%, 4/01/32	Canada	700,000	713,310
				6,007,929
	Construction & Engineering 0.1%
[c]	Arcosa, Inc.,
[d]	Senior Note, 144A, 4.375%, 4/15/29	United States	300,000	280,033
	Senior Note, 144A, 6.875%, 8/15/32	United States	100,000	101,727
				381,760
	Consumer Finance 1.9%
[c]	Encore Capital Group, Inc.,
	Senior Secured Note, 144A, 9.25%, 4/01/29	United States	600,000	639,992
	Senior Secured Note, 144A, 8.5%, 5/15/30	United States	400,000	421,174
[c,d]	FirstCash, Inc., Senior Note, 144A, 6.875%, 3/01/32	United States	1,100,000	1,105,863
[c]	Macquarie Airfinance Holdings Ltd.,
	Senior Note, 144A, 6.4%, 3/26/29	United Kingdom	100,000	102,969
	Senior Note, 144A, 6.5%, 3/26/31	United Kingdom	200,000	207,258
[d]	OneMain Finance Corp., Senior Note, 9%, 1/15/29	United States	1,500,000	1,591,740
[c,d]	PROG Holdings, Inc., Senior Note, 144A, 6%, 11/15/29	United States	1,400,000	1,345,918
				5,414,914
	Consumer Staples Distribution & Retail 0.3%
[c,d]	US Foods, Inc., Senior Note, 144A, 6.875%, 9/15/28	United States	700,000	717,133
	Containers & Packaging 2.0%
[c,d]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, Senior Note, 144A, 4%, 9/01/29	United States	1,500,000	1,290,214
[c,e]	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., Senior Note, 144A, 5.25%, 8/15/27	United States	600,000	343,611
[d]	Crown Americas LLC / Crown Americas Capital Corp. VI, Senior Note, 4.75%, 2/01/26	United States	500,000	494,953
[c]	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, Senior Secured Note, 144A, 6%, 9/15/28	Canada	125,000	123,347
[c,d]	Mauser Packaging Solutions Holding Co., Secured Note, 144A, 9.25%, 4/15/27	United States	1,500,000	1,524,249
[c,d]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., Senior Secured Note, 144A, 4.375%, 10/15/28	United States	300,000	300,041
[c,e]	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, Senior Secured Note, 144A, 4%, 10/15/27	United States	1,200,000	1,191,049
[c,d]	Trivium Packaging Finance BV, Senior Note, 144A, 8.5%, 8/15/27	Netherlands	400,000	399,838
				5,667,302
	Distributors 0.4%
[c]	Gates Corp., Senior Note, 144A, 6.875%, 7/01/29	United States	400,000	407,387
[c,d]	Ritchie Bros Holdings, Inc.,
	Senior Note, 144A, 7.75%, 3/15/31	Canada	500,000	523,496
	Senior Secured Note, 144A, 6.75%, 3/15/28	Canada	300,000	307,092
				1,237,975
	Diversified Consumer Services 0.4%
[e]	Grand Canyon University, Secured Note, 5.125%, 10/01/28	United States	1,300,000	1,220,297
	Diversified REITs 0.8%
[c,d]	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, Senior Note, 144A, 3.75%, 12/15/27	United States	800,000	730,886

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	15

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Diversified REITs (continued)
[c,d]	Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP, Senior Note, 144A, 4.5%, 9/30/28	United States	900,000	$827,634
[c,d]	VICI Properties LP / VICI Note Co., Inc., Senior Note, 144A, 3.75%, 2/15/27	United States	700,000	679,671
				2,238,191
	Diversified Telecommunication Services 0.7%
[c,d]	CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 144A, 6.375%, 9/01/29	United States	1,000,000	992,562
[c]	Iliad Holding SASU, Senior Secured Note, 144A, 7%, 4/15/32	France	925,000	930,836
				1,923,398
	Electric Utilities 1.1%
[c]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, Senior Note, 144A, 6.375%, 2/15/32	United Kingdom	500,000	499,053
[c]	NRG Energy, Inc., Senior Note, 144A, 5.75%, 7/15/29	United States	800,000	781,696
[c]	Vistra Operations Co. LLC,
	Senior Note, 144A, 5.625%, 2/15/27	United States	600,000	599,399
[e]	Senior Note, 144A, 4.375%, 5/01/29	United States	400,000	376,969
[d]	Senior Note, 144A, 7.75%, 10/15/31	United States	100,000	105,000
	Senior Note, 144A, 6.875%, 4/15/32	United States	600,000	614,920
				2,977,037
	Electrical Equipment 0.4%
[c,d,e]	Vertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28	United States	1,300,000	1,228,178
	Electronic Equipment, Instruments & Components 0.4%
[c,d]	TTM Technologies, Inc., Senior Note, 144A, 4%, 3/01/29	United States	1,000,000	928,875
[c]	Zebra Technologies Corp., Senior Note, 144A, 6.5%, 6/01/32	United States	300,000	304,595
				1,233,470
	Energy Equipment & Services 1.5%
[c]	Enerflex Ltd., Senior Secured Note, 144A, 9%, 10/15/27	Canada	160,000	166,704
[c,d]	Kodiak Gas Services LLC, Senior Note, 144A, 7.25%, 2/15/29	United States	700,000	714,694
[c]	Nabors Industries, Inc., Senior Note, 144A, 8.875%, 8/15/31	United States	1,300,000	1,208,462
[d]	Oceaneering International, Inc., Senior Note, 6%, 2/01/28	United States	300,000	296,185
[c]	Transocean Titan Financing Ltd., Senior Secured Note, 144A, 8.375%, 2/01/28	United States	100,000	102,143
	Transocean, Inc.,
	Senior Bond, 6.8%, 3/15/38	United States	100,000	82,036
[c]	Senior Note, 144A, 8.25%, 5/15/29	United States	100,000	98,057
[c,d]	Senior Secured Note, 144A, 8.75%, 2/15/30	United States	680,000	704,222
[c,d]	Weatherford International Ltd., Senior Note, 144A, 8.625%, 4/30/30	United States	700,000	723,338
				4,095,841
	Entertainment 0.4%
[c,d]	Banijay Entertainment SAS, Senior Secured Note, 144A, 8.125%, 5/01/29	France	1,100,000	1,144,189
	Financial Services 2.4%
[c,d]	Freedom Mortgage Holdings LLC, Senior Note, 144A, 9.25%, 2/01/29	United States	300,000	309,887
[c]	GGAM Finance Ltd.,
	Senior Note, 144A, 8%, 2/15/27	Ireland	200,000	206,441
[d]	Senior Note, 144A, 8%, 6/15/28	Ireland	700,000	735,556

16	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

			Principal
		Country	Amount*	Value
	Corporate Bonds (continued)
	Financial Services (continued)
[c]	Jefferson Capital Holdings LLC,
	Senior Note, 144A, 6%, 8/15/26	United States	500,000	$500,952
	Senior Note, 144A, 9.5%, 2/15/29	United States	1,400,000	1,489,047
[c,d]	Nationstar Mortgage Holdings, Inc., Senior Bond, 144A, 5.75%, 11/15/31	United States	1,100,000	1,052,559
[c]	PHH Escrow Issuer LLC, Senior Note, 144A, 9.875%, 11/01/29	United States	800,000	804,416
[c]	PRA Group, Inc.,
[d]	Senior Note, 144A, 8.375%, 2/01/28	United States	600,000	617,174
[d]	Senior Note, 144A, 5%, 10/01/29	United States	300,000	274,729
	Senior Note, 144A, 8.875%, 1/31/30	United States	400,000	414,792
[c,d]	United Wholesale Mortgage LLC, Senior Note, 144A, 5.5%, 11/15/25	United States	400,000	398,318
				6,803,871
	Food Products 0.7%
[d]	B&G Foods, Inc., Senior Note, 5.25%, 9/15/27	United States	400,000	383,061
[c,f]	Chobani Holdco II LLC, Senior Note, 144A, PIK, 8.75%, 10/01/29	United States	100,000	104,128
[c]	Chobani LLC / Chobani Finance Corp., Inc., Senior Note, 144A, 7.625%, 7/01/29	United States	200,000	207,067
[d]	Pilgrim’s Pride Corp., Senior Bond, 6.875%, 5/15/34	United States	1,100,000	1,171,059
				1,865,315
	Ground Transportation 0.9%
[c]	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Senior Note, 144A, 8.25%, 1/15/30	United States	1,100,000	1,135,601
[c,d]	First Student Bidco, Inc. / First Transit Parent, Inc., Senior Secured Note, 144A, 4%, 7/31/29	United States	900,000	826,944
[c]	Watco Cos. LLC / Watco Finance Corp., Senior Note, 144A, 7.125%, 8/01/32	United States	500,000	515,874
				2,478,419
	Health Care Equipment & Supplies 0.6%
[c,d]	Bausch + Lomb Corp., Senior Secured Note, 144A, 8.375%, 10/01/28	United States	600,000	621,750
[c,d]	Medline Borrower LP, Senior Note, 144A, 5.25%, 10/01/29	United States	500,000	483,007
[c,d]	Neogen Food Safety Corp., Senior Note, 144A, 8.625%, 7/20/30	United States	400,000	431,012
				1,535,769
	Health Care Providers & Services 1.9%
[c]	CHS/Community Health Systems, Inc.,
[e]	Secured Note, 144A, 6.125%, 4/01/30	United States	500,000	343,567
[d]	Senior Secured Note, 144A, 5.625%, 3/15/27	United States	400,000	384,333
[d]	Senior Secured Note, 144A, 10.875%, 1/15/32	United States	500,000	516,489
[c]	DaVita, Inc.,
[d]	Senior Note, 144A, 4.625%, 6/01/30	United States	1,200,000	1,104,222
	Senior Note, 144A, 6.875%, 9/01/32	United States	200,000	201,775
[c,d]	Kedrion SpA, Senior Secured Note, 144A, 6.5%, 9/01/29	Italy	1,500,000	1,415,497
[c]	MPH Acquisition Holdings LLC, Senior Note, 144A, 5.75%, 11/01/28	United States	1,000,000	652,530
[d]	Tenet Healthcare Corp., Senior Secured Note, 6.125%, 6/15/30	United States	700,000	695,358
				5,313,771
	Hotel & Resort REITs 0.6%
[c]	Pebblebrook Hotel LP / PEB Finance Corp., Senior Note, 144A, 6.375%, 10/15/29	United States	200,000	198,161
[c,d]	RHP Hotel Properties LP / RHP Finance Corp., Senior Note, 144A, 7.25%, 7/15/28	United States	300,000	309,552

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	17

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

			Principal
		Country	Amount*	Value
	Corporate Bonds (continued)
	Hotel & Resort REITs (continued)
[c,d]	RHP Hotel Properties LP / RHP Finance Corp., (continued)
	Senior Note, 144A, 6.5%, 4/01/32	United States	1,100,000	$1,106,449
[c]	XHR LP, Senior Note, 144A, 6.625%, 5/15/30	United States	200,000	200,906
				1,815,068
	Hotels, Restaurants & Leisure 4.0%
[b,c,g]	24 Hour Fitness Worldwide, Inc., Senior Note, 144A, 8%, 6/01/22	United States	1,500,000	—
[c]	Allwyn Entertainment Financing UK plc, Senior Secured Note, 144A, 7.875%, 4/30/29	Czech Republic	800,000	825,276
[c,d]	Boyne USA, Inc., Senior Note, 144A, 4.75%, 5/15/29	United States	300,000	284,626
[c,d]	Caesars Entertainment, Inc., Senior Secured Note, 144A, 6.5%, 2/15/32	United States	600,000	603,197
[c,d]	Carnival Corp.,
	Senior Note, 144A, 7.625%, 3/01/26	United States	200,000	200,444
	Senior Note, 144A, 5.75%, 3/01/27	United States	1,500,000	1,497,794
[c,d]	Carnival Holdings Bermuda Ltd., Senior Note, 144A, 10.375%, 5/01/28	United States	400,000	426,447
[c,d]	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Senior Note, 144A, 6.75%, 1/15/30	United States	1,300,000	1,200,405
[c]	Great Canadian Gaming Corp., Senior Secured Note, 144A, 8.75%, 11/15/29	Canada	900,000	922,130
[c,e]	NCL Corp. Ltd., Senior Note, 144A, 5.875%, 3/15/26	United States	300,000	299,813
[c]	Royal Caribbean Cruises Ltd.,
[d]	Senior Note, 144A, 5.5%, 8/31/26	United States	300,000	299,924
	Senior Note, 144A, 6.25%, 3/15/32	United States	300,000	303,825
	Senior Note, 144A, 6%, 2/01/33	United States	600,000	599,007
[c,d]	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., Senior Secured Note, 144A, 6.625%, 5/01/32	United States	1,000,000	1,014,325
[c,d]	Station Casinos LLC, Senior Note, 144A, 4.5%, 2/15/28	United States	200,000	189,919
[c,d]	Viking Cruises Ltd.,
	Senior Note, 144A, 5.875%, 9/15/27	United States	300,000	298,728
	Senior Note, 144A, 7%, 2/15/29	United States	600,000	603,898
[c,d]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Senior Note, 144A, 7.125%, 2/15/31	United States	1,500,000	1,563,172
				11,132,930
	Household Durables 1.3%
[c,d]	Ashton Woods USA LLC / Ashton Woods Finance Co.,
	Senior Note, 144A, 6.625%, 1/15/28	United States	500,000	503,260
	Senior Note, 144A, 4.625%, 4/01/30	United States	1,000,000	908,391
[c,d]	Dream Finders Homes, Inc., Senior Note, 144A, 8.25%, 8/15/28	United States	500,000	523,420
[c,d]	LGI Homes, Inc., Senior Note, 144A, 8.75%, 12/15/28	United States	800,000	839,658
[c,d]	Weekley Homes LLC / Weekley Finance Corp., Senior Note, 144A, 4.875%, 9/15/28	United States	800,000	766,372
				3,541,101
	Household Products 0.1%
[c]	Energizer Holdings, Inc., Senior Note, 144A, 4.375%, 3/31/29	United States	400,000	371,903
	Independent Power and Renewable Electricity Producers 1.1%
[c,d]	Calpine Corp., Senior Note, 144A, 5.125%, 3/15/28	United States	1,500,000	1,455,924
[c,d]	Clearway Energy Operating LLC,
	Senior Bond, 144A, 3.75%, 1/15/32	United States	400,000	341,687
	Senior Note, 144A, 4.75%, 3/15/28	United States	300,000	287,146
	Senior Note, 144A, 3.75%, 2/15/31	United States	200,000	174,299

18	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Independent Power and Renewable Electricity Producers (continued)
[c,d]	Leeward Renewable Energy Operations LLC, Senior Note, 144A, 4.25%, 7/01/29	United States	1,000,000	$916,430
				3,175,486
	Insurance 1.2%
[c]	Acrisure LLC / Acrisure Finance, Inc.,
	Senior Note, 144A, 8.5%, 6/15/29	United States	400,000	418,764
	Senior Secured Note, 144A, 7.5%, 11/06/30	United States	400,000	412,306
[c,d]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
	Senior Note, 144A, 6.75%, 10/15/27	United States	400,000	397,096
	Senior Secured Note, 144A, 7%, 1/15/31	United States	500,000	502,500
	Jones Deslauriers Insurance Management, Inc.,
[c]	Senior Note, 144A, 10.5%, 12/15/30	Canada	1,500,000	1,624,283
				3,354,949
	IT Services 0.9%
[c,d]	Cablevision Lightpath LLC, Senior Secured Note, 144A, 3.875%, 9/15/27	United States	700,000	666,029
[c]	Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., Senior Note, 144A, 7%, 6/15/27	United States	700,000	701,020
[c]	Fortress Intermediate 3, Inc., Senior Secured Note, 144A, 7.5%, 6/01/31	United States	600,000	612,553
[c,d]	Gartner, Inc.,
	Senior Note, 144A, 4.5%, 7/01/28	United States	500,000	487,590
	Senior Note, 144A, 3.625%, 6/15/29	United States	200,000	185,951
				2,653,143
	Life Sciences Tools & Services 0.3%
[c,d]	Fortrea Holdings, Inc., Senior Secured Note, 144A, 7.5%, 7/01/30	United States	700,000	702,036
	Machinery 1.5%
[c,d]	ATS Corp., Senior Note, 144A, 4.125%, 12/15/28	Canada	1,300,000	1,209,843
[c,d]	Calderys Financing LLC, Senior Secured Note, 144A, 11.25%, 6/01/28	France	800,000	857,314
[c,d]	Esab Corp., Senior Note, 144A, 6.25%, 4/15/29	United States	600,000	608,214
[d]	Hillenbrand, Inc., Senior Note, 6.25%, 2/15/29	United States	600,000	600,360
[c]	Manitowoc Co., Inc. (The), Secured Note, 144A, 9.25%, 10/01/31	United States	500,000	513,136
[c]	Terex Corp., Senior Note, 144A, 6.25%, 10/15/32	United States	300,000	294,428
				4,083,295
	Media 2.1%
[c,d]	Clear Channel Outdoor Holdings, Inc.,
	Senior Note, 144A, 7.75%, 4/15/28	United States	300,000	271,036
	Senior Note, 144A, 7.5%, 6/01/29	United States	900,000	788,548
	Senior Secured Note, 144A, 9%, 9/15/28	United States	500,000	525,768
[c,d]	CSC Holdings LLC,
	Senior Note, 144A, 11.25%, 5/15/28	United States	700,000	691,661
	Senior Note, 144A, 11.75%, 1/31/29	United States	500,000	494,101
[c,d,g]	Diamond Sports Group LLC / Diamond Sports Finance Co.,
	Senior Note, 144A, 6.625%, 8/15/27	United States	500,000	2,500
	Senior Secured Note, 144A, 5.375%, 8/15/26	United States	800,000	4,000
[c,d]	Directv Financing LLC / Directv Financing Co-Obligor, Inc., Senior Secured Note, 144A, 5.875%, 8/15/27	United States	200,000	195,073
[c]	McGraw-Hill Education, Inc., Senior Secured Note, 144A, 7.375%, 9/01/31	United States	800,000	819,747
[c,e]	News Corp., Senior Note, 144A, 3.875%, 5/15/29	United States	1,200,000	1,114,183

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	19

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media (continued)
[c,d]	Outfront Media Capital LLC / Outfront Media Capital Corp., Senior Bond, 144A, 4.625%, 3/15/30	United States	100,000	$92,485
[c,d]	Scripps Escrow, Inc., Senior Note, 144A, 5.875%, 7/15/27	United States	500,000	404,465
[c,d]	Sirius XM Radio LLC, Senior Note, 144A, 4%, 7/15/28	United States	600,000	553,474
				5,957,041
	Metals & Mining 1.2%
[d]	ATI, Inc., Senior Note, 7.25%, 8/15/30	United States	700,000	721,020
[c]	Cleveland-Cliffs, Inc.,
	Senior Note, 144A, 7%, 3/15/32	United States	600,000	590,017
	Senior Note, 144A, 7.375%, 5/01/33	United States	600,000	590,032
[c]	Constellium SE,
[d]	Senior Note, 144A, 3.75%, 4/15/29	United States	600,000	543,636
	Senior Note, 144A, 6.375%, 8/15/32	United States	400,000	387,616
[c,f]	Petra Diamonds US Treasury plc, Senior Secured Note, 144A, PIK, 9.75%, 3/08/26	South Africa	781,938	616,667
				3,448,988
	Mortgage Real Estate Investment Trusts (REITs) 0.5%
[c,d]	Apollo Commercial Real Estate Finance, Inc., Senior Secured Note, 144A, 4.625%, 6/15/29	United States	1,500,000	1,303,319
	Oil, Gas & Consumable Fuels 6.2%
[c,d]	Antero Resources Corp., Senior Note, 144A, 7.625%, 2/01/29	United States	166,000	170,050
[c,d]	Calumet Specialty Products Partners LP / Calumet Finance Corp.,
	Senior Note, 144A, 8.125%, 1/15/27	United States	900,000	898,080
	Senior Secured Note, 144A, 9.25%, 7/15/29	United States	800,000	829,990
[c]	CITGO Petroleum Corp., Senior Secured Note, 144A, 8.375%, 1/15/29	United States	500,000	515,610
[c,d]	Civitas Resources, Inc.,
	Senior Note, 144A, 8.375%, 7/01/28	United States	700,000	727,873
	Senior Note, 144A, 8.75%, 7/01/31	United States	700,000	730,648
[c]	Coronado Finance Pty. Ltd., Senior Secured Note, 144A, 9.25%, 10/01/29	Australia	300,000	304,599
[c,d]	CrownRock LP / CrownRock Finance, Inc., Senior Note, 144A, 5%, 5/01/29	United States	300,000	303,982
[c,d]	EnLink Midstream LLC, Senior Note, 144A, 6.5%, 9/01/30	United States	800,000	838,412
[c,d]	EQM Midstream Partners LP, Senior Note, 144A, 7.5%, 6/01/27	United States	100,000	102,046
[c,d]	Expand Energy Corp., Senior Note, 144A, 6.75%, 4/15/29	United States	500,000	505,876
[c,d]	Harbour Energy plc, Senior Note, 144A, 5.5%, 10/15/26	United Kingdom	500,000	499,904
[c]	Hess Midstream Operations LP, Senior Note, 144A, 6.5%, 6/01/29	United States	500,000	505,311
[c]	Hilcorp Energy I LP / Hilcorp Finance Co., Senior Note, 144A, 5.75%, 2/01/29	United States	500,000	477,504
[c,d]	Kinetik Holdings LP, Senior Note, 144A, 5.875%, 6/15/30	United States	600,000	591,030
[c]	Kraken Oil & Gas Partners LLC, Senior Note, 144A, 7.625%, 8/15/29	United States	600,000	578,070
[c,d]	Martin Midstream Partners LP / Martin Midstream Finance Corp.,
	Secured Note, 144A, 11.5%, 2/15/28	United States	1,700,000	1,848,590
[c]	Matador Resources Co.,
[d]	Senior Note, 144A, 6.5%, 4/15/32	United States	700,000	693,264
	Senior Note, 144A, 6.25%, 4/15/33	United States	500,000	485,811
[b,c,f,g]	Murray Energy Corp., Secured Note, 144A, PIK, 12%, 4/15/24	United States	606,187	—
[c,d]	Northriver Midstream Finance LP, Senior Secured Note, 144A, 6.75%, 7/15/32	Canada	1,100,000	1,107,569
[c]	Sunoco LP, Senior Note, 144A, 7.25%, 5/01/32	United States	600,000	620,259
[c,d]	Venture Global Calcasieu Pass LLC,
	Senior Secured Bond, 144A, 4.125%, 8/15/31	United States	300,000	268,896

20	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels (continued)
[c,d]	Venture Global Calcasieu Pass LLC, (continued)
	Senior Secured Note, 144A, 3.875%, 8/15/29	United States	300,000	$275,842
[c,d]	Venture Global LNG, Inc.,
	Senior Secured Note, 144A, 8.125%, 6/01/28	United States	600,000	624,632
	Senior Secured Note, 144A, 9.5%, 2/01/29	United States	500,000	552,945
	Senior Secured Note, 144A, 8.375%, 6/01/31	United States	500,000	521,981
[c,d]	Viper Energy, Inc., Senior Note, 144A, 7.375%, 11/01/31	United States	700,000	733,397
	Vital Energy, Inc.,
[d]	Senior Note, 9.75%, 10/15/30	United States	500,000	527,674
[c]	Senior Note, 144A, 7.875%, 4/15/32	United States	500,000	481,581
				17,321,426
	Paper & Forest Products 0.1%
[c]	Magnera Corp., Senior Note, 144A, 4.75%, 11/15/29	United States	400,000	355,719
	Passenger Airlines 0.4%
[c]	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., Senior Secured Note, 144A, 5.5%, 4/20/26	United States	500,000	498,779
[c]	OneSky Flight LLC, Senior Note, 144A, 8.875%, 12/15/29	United States	250,000	250,461
[c,d]	United Airlines, Inc.,
	Senior Secured Note, 144A, 4.375%, 4/15/26	United States	100,000	98,403
	Senior Secured Note, 144A, 4.625%, 4/15/29	United States	300,000	285,479
				1,133,122
	Personal Care Products 0.2%
[c,d]	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, Senior Secured Note, 144A, 6.625%, 7/15/30	United States	600,000	610,348
	Pharmaceuticals 0.5%
[c,d]	1375209 BC Ltd., Senior Secured Note, 144A, 9%, 1/30/28	Canada	327,000	327,864
[c]	Endo Finance Holdings, Inc., Senior Secured Note, 144A, 8.5%, 4/15/31	United States	200,000	212,157
[d]	Teva Pharmaceutical Finance Netherlands III BV, Senior Note, 4.75%, 5/09/27	Israel	900,000	879,364
				1,419,385
	Real Estate Management & Development 0.5%
[c,d]	Five Point Operating Co. LP / Five Point Capital Corp., Senior Note, 144A, 10.5%, 1/15/28	United States	839,586	857,703
[c,d]	Forestar Group, Inc., Senior Note, 144A, 3.85%, 5/15/26	United States	500,000	487,283
				1,344,986
	Software 1.1%
[c,d]	Camelot Finance SA, Senior Secured Note, 144A, 4.5%, 11/01/26	United States	500,000	486,263
[c,e]	McAfee Corp., Senior Note, 144A, 7.375%, 2/15/30	United States	1,300,000	1,264,239
[c,d]	Rocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29	United States	1,300,000	1,225,641
				2,976,143
	Specialized REITs 0.4%
[c,d]	Iron Mountain, Inc., Senior Note, 144A, 7%, 2/15/29	United States	1,000,000	1,022,512
	Specialty Retail 0.5%
[c,d]	Evergreen Acqco 1 LP / TVI, Inc., Senior Secured Note, 144A, 9.75%, 4/26/28	United States	648,000	682,663
[c,d]	Gap, Inc. (The), Senior Note, 144A, 3.625%, 10/01/29	United States	700,000	629,268
				1,311,931

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	21

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount *	Value
	Corporate Bonds (continued)
	Textiles, Apparel & Luxury Goods 0.3%
[c,d]	Hanesbrands, Inc., Senior Note, 144A, 9%, 2/15/31	United States	700,000	$747,065
	Trading Companies & Distributors 1.2%
[c]	EquipmentShare.com, Inc.,
[d]	Secured Note, 144A, 9%, 5/15/28	United States	800,000	830,871
	Secured Note, 144A, 8.625%, 5/15/32	United States	600,000	627,779
[c,d]	H&E Equipment Services, Inc., Senior Note, 144A, 3.875%, 12/15/28	United States	1,200,000	1,098,050
[c,d]	Herc Holdings, Inc., Senior Note, 144A, 6.625%, 6/15/29	United States	900,000	912,176
				3,468,876
	Wireless Telecommunication Services 0.9%
[c]	Altice France Holding SA,
	Senior Secured Note, 144A, 10.5%, 5/15/27	Luxembourg	1,700,000	503,631
	Senior Secured Note, 144A, 6%, 2/15/28	Luxembourg	300,000	79,481
[c]	Connect Finco SARL / Connect US Finco LLC, Senior Secured Note, 144A, 9%, 9/15/29	United Kingdom	800,000	729,643
[b]	Digicel Group Holdings Ltd.,
	Zero Cpn., 11/17/33	Bermuda	35,713	1,000
	Zero Cpn., 11/17/33	Bermuda	290	192
[c,d]	Zegona Finance plc, Senior Secured Note, 144A, 8.625%, 7/15/29	United Kingdom	1,100,000	1,170,143
				2,484,090
	Total Corporate Bonds (Cost $160,341,554)			153,511,328
[h]	Senior Floating Rate Interests 41.9%
[i]	Aerospace & Defense 0.4%
	Cobham Ultra SeniorCo SARL, First Lien, USD CME Term Loan, B, 9.245%, (6-month SOFR + 3.75%), 8/03/29	Luxembourg	328,095	327,450
	Signia Aerospace LLC, First Lien, Initial CME Term Loan, 7.396%, (3-month SOFR + 3%), 11/21/31	United States	272,475	272,987
	Vertex Aerospace Services Corp., First Lien, 2024 CME Term Loan, 7.107%, (1-month SOFR + 2.75%), 12/06/30	United States	539,778	541,432
				1,141,869
[i]	Air Freight & Logistics 0.3%
	Clue Opco LLC, First Lien, CME Term Loan, B, 9.085%, (3-month SOFR + 4.5%), 12/19/30	United States	382,484	384,534
	Rand Parent LLC, First Lien, CME Term Loan, B, 8.079%, (3-month SOFR + 3.75%), 3/18/30	United States	500,307	503,905
				888,439
[i]	Automobile Components 1.4%
	Adient US LLC, First Lien, CME Term Loan, B2, 6.607%, (1-month SOFR + 2.25%), 1/31/31	United States	471,095	473,535
	DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan, 8.579%, (3-month SOFR + 4.25%), 10/04/28	United States	234,474	224,886
	DexKo Global, Inc., First Lien, Closing Date Dollar CME Term Loan, 8.34%, (3-month SOFR + 3.75%), 10/04/28	United States	467,548	443,182
	First Brands Group LLC, First Lien, 2021 CME Term Loan, 9.847%, (3-month SOFR + 5%), 3/30/27	United States	1,195,434	1,125,704
	First Brands Group LLC, First Lien, 2022-2 Incremental CME Term Loan, 9.847%, (3-month SOFR + 5%), 3/30/27	United States	1,209,544	1,136,222

22	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

			Principal
		Country	Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Automobile Components (continued)
	Highline Aftermarket Acquisition LLC, First Lien, 2024-1
	Refinancing CME Term Loan, 8.357%, (1-month SOFR + 4%), 11/09/27	United States	529,246	$533,877
				3,937,406
	Automobiles 0.4%
[i]	American Trailer World Corp., First Lien, CME Term Loan, B, 8.207%, (1-month SOFR + 3.75%), 3/03/28	United States	1,135,380	1,013,611
	Beverages 0.2%
[i]	Triton Water Holdings, Inc., First Lien, Initial CME Term Loan, 7.84%, (3-month SOFR + 3.25%), 3/31/28	United States	556,267	561,346
[i]	Broadline Retail 0.3%
	Knot Worldwide, Inc. (The), First Lien, Amendment No. 5 CME Term Loan, 8.107%, (1-month SOFR + 3.75%), 1/31/28	United States	389,015	392,177
	Peer Holding III BV, First Lien, CME Term Loan, B5, 7.329%, (3-month SOFR + 3%), 7/01/31	Netherlands	341,588	343,937
				736,114
[i]	Building Products 0.4%
	AZZ, Inc., First Lien, Initial CME Term Loan, 6.857%, (1-month SOFR + 2.5%), 5/14/29	United States	220,906	222,050
	Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C, 8.897%, (1-month SOFR + 4.5%), 5/15/31	United States	605,479	584,857
	EMRLD Borrower LP, First Lien, Second Amendment Incremental CME Term Loan, 6.829%, (3-month SOFR + 2.5%), 8/04/31	United States	206,583	207,659
	MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term Loan, 7.357%, (1-month SOFR + 3%), 3/28/31	United States	104,266	105,461
				1,120,027
	[i]Capital Markets 2.3%
	AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B, 8.053%, (1-month SOFR + 3.5%), 7/31/28	United States	1,205,313	1,207,832
	Aretec Group, Inc., First Lien, CME Term Loan, B3, 7.857%, (1-month SOFR + 3.5%), 8/09/30	United States	745,848	748,354
	Ascensus Group Holdings, Inc., First Lien, 2024 CME Term Loan, B, 7.357%, (1-month SOFR + 3%), 8/02/28	United States	806,681	814,748
	Citadel Securities LP, First Lien, 2024 CME Term Loan, 6.329%, (3-month SOFR + 2%), 10/31/31	United States	313,661	314,944
	Deerfield Dakota Holding LLC, First Lien, Initial Dollar CME Term Loan, 8.079%, (3-month SOFR + 3.75%), 4/09/27	United States	562,037	550,973
	Edelman Financial Engines Center LLC (The), First Lien, 2024 Refinancing CME Term Loan, 7.823%, (1-month SOFR + 3.25%), 4/07/28	United States	968,683	975,745
	First Eagle Holdings, Inc., First Lien, CME Term Loan, B2, 7.329%, (3-month SOFR + 3%), 3/05/29	United States	694,750	697,032
	GTCR Everest Borrower LLC, First Lien, Initial CME Term Loan, 7.604%, (3-month SOFR + 3%), 9/05/31	United States	159,204	160,050
	Jane Street Group LLC, First Lien, Extended CME Term Loan, 6.395%, (3-month SOFR + 2%), 12/15/31	United States	529,321	528,238
	[f]Russell Investments US Institutional Holdco, Inc., First Lien, 2027 CME Term Loan, PIK, 9.585%, (3-month SOFR + 5%), 5/28/27	United States	607,626	581,599
				6,579,515
	[i]Chemicals 2.6%
	A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 7.607%, (1-month SOFR + 3.25%), 9/09/31	United States	106,655	107,655

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	23

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Chemicals (continued)
	Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term Loan, 8.447%, (1-month SOFR + 4%), 3/15/29	United States	975,056	$976,811
	Hexion Holdings Corp., Second Lien, Initial CME Term Loan, 11.895%, (1-month SOFR + 7.438%), 3/15/30	United States	196,990	187,798
	INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan, 7.935%, (1-month SOFR + 3.25%), 2/18/30	Luxembourg	316,800	318,611
	INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1, 8.707%, (1-month SOFR + 4.25%), 4/02/29	United States	908,724	916,675
	LSF11 A5 HoldCo LLC, First Lien, 2024 Refinancing CME Term Loan, 7.971%, (1-month SOFR + 3.5%), 10/16/28	United States	613,423	617,969
	Lummus Technology Holdings V LLC, First Lien, 2024 CME Term Loan, B, 7.857%, (1-month SOFR + 3.5%), 12/31/29	United States	904,077	912,132
	Nouryon Finance BV, First Lien, November 2024 Dollar CME Term Loan, B1, 7.657%, (3-month SOFR + 3.25%), 4/03/28	Netherlands	493,433	497,906
	Nouryon Finance BV, First Lien, November 2024 Dollar CME Term Loan, B2, 7.657%, (3-month SOFR + 3.25%), 4/03/28	Netherlands	270,708	274,149
	SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan, B1, 7.583%, (1-month SOFR + 3%; 3-month SOFR + 3%), 3/16/27	United States	1,370,221	1,375,620
	Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan, 9.058%, (3-month SOFR + 4.25%), 4/23/29	United States	1,173,000	1,158,666
				7,343,992
[i]	Commercial Services & Supplies 2.3%
	Allied Universal Holdco LLC, First Lien, Initial US Dollar CME Term Loan, 8.207%, (1-month SOFR + 3.75%), 5/12/28	United States	1,695,618	1,703,265
	CCI Buyer, Inc., First Lien, Initial CME Term Loan, 8.329%, (3-month SOFR + 4%), 12/17/27	United States	691,312	692,854
	Madison IAQ LLC, First Lien, Initial CME Term Loan, 7.889%, (6-month SOFR + 2.75%), 6/21/28	United States	980,012	984,760
	Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B, 9.758%, (3-month SOFR + 5%), 4/11/29	United States	307,267	276,595
	Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B, 8.471%, (1-month SOFR + 4%), 3/17/28	United States	1,732,500	1,745,494
	Spin Holdco, Inc., First Lien, Initial CME Term Loan, 8.706%, (3-month SOFR + 4%), 3/06/28	United States	1,251,250	1,059,365
				6,462,333
	Communications Equipment 0.2%
[i]	Delta Topco, Inc., First Lien, Second Amendment CME Term Loan, 8.198%, (6-month SOFR + 3.5%), 11/30/29	United States	448,703	452,771
[i]	Construction & Engineering 0.5%
	Brand Industrial Services, Inc., First Lien, CME Term Loan, C, 9.071%, (3-month SOFR + 4.5%), 8/01/30	United States	439,896	428,940
	Brown Group Holding LLC, First Lien, Incremental CME Term Loan, B2, 7.072%, (3-month SOFR + 2.5%), 7/01/31	United States	162,012	162,675
	Chromalloy Corp., First Lien, CME Term Loan, 8.354%, (3-month SOFR + 3.75%), 3/27/31	United States	335,316	336,154
	Kodiak Building Partners, Inc., First Lien, CME Term Loan, B, 8.274%, (1-month SOFR + 3.75%), 12/04/31	United States	70,194	70,332
	Zekelman Industries, Inc., First Lien, 2024 CME Term Loan, 6.62%, (1-month SOFR + 2.25%), 1/24/31	United States	392,408	393,511
				1,391,612

24	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Consumer Finance 0.2%
	[i]Neon Maple US Debt Mergersub, Inc., First Lien, CME Term Loan, B1, 7.444%, (1-month SOFR + 3%), 11/17/31	United States	453,564	$455,054
[i]	Containers & Packaging 2.0%
	Berlin Packaging LLC, First Lien, 2024 Replacement CME Term Loan, 8.308%, (1-month SOFR + 3.75%; 3-month SOFR + 3.75%), 6/09/31	United States	798,000	803,586
	Charter Next Generation, Inc., First Lien, 2024 Replacement CME Term Loan, 7.525%, (1-month SOFR + 3%), 11/29/30	United States	1,513,799	1,523,858
	Klockner Pentaplast of America, Inc., First Lien, USD CME Term Loan, B, 9.723%, (6-month SOFR + 4.725%), 2/09/26	Luxembourg	1,577,697	1,447,537
	LC Ahab US Bidco LLC, First Lien, Initial CME Term Loan, 7.357%, (1-month SOFR + 3%), 5/01/31	United States	130,963	132,191
	Mauser Packaging Solutions Holding Co., First Lien, Initial CME Term Loan, 7.589%, (1-month SOFR + 3%), 4/15/27	United States	1,182,000	1,191,604
	ProAmpac PG Borrower LLC, First Lien, 2024 CME Term Loan, B, 8.604%, (3-month SOFR + 4%), 9/15/28	United States	480,342	482,444
				5,581,220
[i]	Distributors 0.5%
	BCPE Empire Holdings, Inc., First Lien, CME Term Loan, 7.857%, (1-month SOFR + 3.5%), 12/11/28	United States	797,499	802,902
[j]	Verde Purchaser LLC, First Lien, Initial CME Term Loan, 8.829%, (3-month SOFR + 4.5%), 11/30/30	United States	463,112	465,138
				1,268,040
[i]	Diversified Consumer Services 0.6%
	Ascend Learning LLC, First Lien, Initial CME Term Loan, 7.957%, (1-month SOFR + 3.5%), 12/11/28	United States	397,949	400,593
	KUEHG Corp., First Lien, 2024 Refinancing CME Term Loan, 7.839%, (3-month SOFR + 3.25%), 6/12/30	United States	367,132	371,362
	Mavis Tire Express Services Topco Corp., First Lien, 2024-2 Incremental CME Term Loan, 7.857%, (1-month SOFR + 3.5%), 5/04/28	United States	102,931	103,751
	Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan, 8.221%, (1-month SOFR + 3.75%), 12/07/28	United States	686,027	691,478
	Wand NewCo 3, Inc., First Lien, Initial CME Term Loan, 7.607%, (1-month SOFR + 3.25%), 1/30/31	United States	101,033	101,572
	WW International, Inc., First Lien, Initial CME Term Loan, 7.971%, (1-month SOFR + 3.5%), 4/13/28	United States	500,000	114,000
				1,782,756
	Diversified Telecommunication Services 0.1%
[i]	Altice France SA, First Lien, CME Term Loan, B14, 10.156%, (3-month SOFR + 5.5%), 8/15/28	France	478,124	385,249
	Electric Utilities 0.0%†
[i]	Hamilton Projects Acquiror LLC, First Lien, CME Term Loan, 8.323%, (1-month SOFR + 3.75%), 5/30/31	United States	108,931	109,918
	Electrical Equipment 0.2%
[i,j]	Roper Industrial Products Investment Co. LLC, First Lien, Dollar CME Term Loan, D, 7.194%, (1-month SOFR + 2.75%), 11/22/29	United States	582,539	584,724
[i]	Entertainment 0.3%
	Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.221%, (1-month SOFR + 2.75%), 3/13/28	United States	586,325	588,799

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	25

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Entertainment (continued)
	William Morris Endeavor Entertainment LLC, First Lien, CME Term Loan, 7.221%, (1-month SOFR + 2.75%), 5/19/25	United States	313,475	$314,611
				903,410
[i]	Financial Services 0.6%
	Boost Newco Borrower LLC, First Lien, USD CME Term Loan, B1, 6.829%, (3-month SOFR + 2.5%), 1/31/31	United States	433,696	436,859
[j]	June Purchaser LLC, First Lien, Initial CME Term Loan, 7.579%, (3-month SOFR + 3.25%), 11/28/31	United States	420,330	425,519
	Priority Holdings LLC, First Lien, Initial CME Term Loan, 9.107%, (1-month SOFR + 4.75%), 5/16/31	United States	374,710	375,997
	Red Planet Borrower LLC, First Lien, CME Term Loan, B, 7.957%, (1-month SOFR + 3.5%), 10/02/28	United States	469,619	463,078
				1,701,453
	Food Products 0.1%
[i]	Primary Products Finance LLC, First Lien, CME Term Loan, B, 8.248%, (3-month SOFR + 3.5%), 4/02/29	United States	366,049	367,507
[i]	Ground Transportation 1.1%
	Albion Financing 3 SARL, First Lien, 2024 Amended USD CME Term Loan, 9.898%, (3-month SOFR + 4.75%), 8/17/29	Luxembourg	141,825	143,479
	First Student Bidco, Inc., First Lien, 2022 Incremental CME Term Loan, B, 7.704%, (3-month SOFR + 3%), 7/21/28	United States	368,322	369,473
	First Student Bidco, Inc., First Lien, CME Term Loan, B, 6.892%, (3-month SOFR + 2.5%), 7/21/28	United States	348,322	349,411
	First Student Bidco, Inc., First Lien, Initial CME Term Loan, C, 6.892%, (3-month SOFR + 2.5%), 7/21/28	United States	106,521	106,854
	Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term Loan, B4, 7.607%, (1-month SOFR + 3.25%), 1/25/29	United States	1,290,593	1,300,279
	Savage Enterprises LLC, First Lien, Refinancing CME Term Loan, 7.303%, (1-month SOFR + 2.75%), 9/15/28	United States	147,886	149,041
	WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term Loan, 8.329%, (3-month SOFR + 4%), 7/26/28	United States	598,458	602,862
				3,021,399
[i]	Health Care Equipment & Supplies 0.6%
	Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.329%, (3-month SOFR + 4%), 9/29/28	United States	493,750	496,991
	Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, (1-month SOFR + 2.25%), 10/23/28	United States	335,358	336,921
	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), First Lien, CME Term Loan, 9.079%, (3-month SOFR + 4.75%), 12/15/27	United States	722,277	727,965
				1,561,877
[i]	Health Care Providers & Services 3.9%
	ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term Loan, 7.846%, (1-month SOFR + 3.375%), 12/23/27	United States	751,786	738,160
	ADMI Corp., First Lien, Amendment No. 5 CME Term Loan, 8.221%, (1-month SOFR + 3.75%), 12/23/27	United States	202,529	199,491
	ADMI Corp., First Lien, CME Term Loan, B5, 10.107%, (1-month SOFR + 5.75%), 12/23/27	United States	128,571	129,375
	Aveanna Healthcare LLC, First Lien, 2021 Extended CME Term Loan, 8.364%, (3-month SOFR + 3.75%), 7/17/28	United States	412,233	409,477
	Charlotte Buyer, Inc., First Lien, First Refinancing CME Term Loan, 9.202%, (1-month SOFR + 4.75%), 2/11/28	United States	1,037,135	1,044,722

26	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Health Care Providers & Services (continued)
	CNT Holdings I Corp., First Lien, Initial CME Term Loan, 8.085%, (3-month SOFR + 3.5%), 11/08/27	United States	144,664	$145,790
	eResearchTechnology, Inc., First Lien, CME Term Loan, B1, 8.357%, (1-month SOFR + 4%), 2/04/27	United States	638,518	643,255
	[f]Global Medical Response, Inc., First Lien, 2024 Extended CME Term Loan, PIK, 9.106%, (1-month SOFR + 4.75%), 10/31/28	United States	455,378	457,429
	LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term Loan, 7.965%, (3-month SOFR + 3.5%), 5/19/31	United States	401,871	403,253
	LifePoint Health, Inc., First Lien, CME Term Loan, B1, 8.406%, (3-month SOFR + 3.75%), 5/19/31	United States	223,162	224,232
	Medical Solutions Holdings, Inc., First Lien, CME Term Loan, 8.185%, (3-month SOFR + 3.5%), 11/01/28	United States	573,346	408,827
	MPH Acquisition Holdings LLC, First Lien, Initial CME Term Loan, 9.026%, (3-month SOFR + 4.25%), 9/01/28	United States	619,727	534,945
	National Mentor Holdings, Inc., First Lien, Initial CME Term Loan, 8.202%, (1-month SOFR + 3.75%; 3-month SOFR + 3.75%), 3/02/28	United States	1,471,527	1,461,175
	National Mentor Holdings, Inc., First Lien, Initial CME Term Loan, C, 8.179%, (3-month SOFR + 3.75%), 3/02/28	United States	48,018	47,680
	Owens & Minor, Inc., First Lien, Initial CME Term Loan, B1, 8.207%, (1-month SOFR + 3.75%), 3/29/29	United States	128,392	130,277
	Pacific Dental Services, Inc., First Lien, CME Term Loan, 7.125%, (1-month SOFR + 2.75%), 3/17/31	United States	529,691	533,995
	PAREXEL International, Inc., First Lien, Fifth Amendment CME Term Loan, 7.357%, (1-month SOFR + 3%), 11/15/28	United States	259,096	261,201
	Pathway Vet Alliance LLC, First Lien, 2021 Replacement CME Term Loan, 8.34%, (3-month SOFR + 3.75%), 3/31/27	United States	711,235	580,635
[f]	Radiology Partners, Inc., First Lien, CME Term Loan, B, PIK, 8.275%, (3-month SOFR + 3.5%), 1/31/29	United States	644,464	637,429
	Star Parent, Inc., First Lien, CME Term Loan, 8.329%, (3-month SOFR + 4%), 9/27/30	United States	463,167	453,267
	Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME Term Loan, 7.089%, (1-month SOFR + 2.75%), 12/19/30	United States	70,691	71,326
	US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan, 8.917%, (1-month SOFR + 4.25%), 10/02/28	United States	339,573	338,376
	Waystar Technologies, Inc., First Lien, Initial CME Term Loan, 7.323%, (1-month SOFR + 2.75%), 10/22/29	United States	929,887	935,313
				10,789,630
[i]	Health Care Technology 0.9%
	AthenaHealth Group, Inc., First Lien, Initial CME Term Loan, 7.607%, (1-month SOFR + 3.25%), 2/15/29	United States	1,736,532	1,744,286
	Cotiviti, Inc., First Lien, New CME Term Loan, B, 7.553%, (1-month SOFR + 3%), 5/01/31	United States	850,725	856,578
				2,600,864
[i]	Hotels, Restaurants & Leisure 2.2%
[f]	24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan, PIK, 9.59%, (3-month SOFR + 5%), 12/29/25	United States	1,302,998	516,309
	Bally’s Corp., First Lien, CME Term Loan, B, 8.143%, (3-month SOFR + 3.25%), 10/02/28	United States	972,954	922,609
	Caesars Entertainment, Inc., First Lien, 2023 Incremental CME Term Loan, B, 6.607%, (1-month SOFR + 2.25%), 2/06/30	United States	246,750	247,263
	Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B, 7.857%, (1-month SOFR + 3.5%), 1/29/29	United States	665,478	668,772
	Flynn Restaurant Group LP, First Lien, CME Term Loan, 8.721%, (1-month SOFR + 4.25%), 12/01/28	United States	757,883	761,577

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	27

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Hotels, Restaurants & Leisure (continued)
	Golden State Foods LLC, First Lien, Initial CME Term Loan, 8.774%, (1-month SOFR + 4.25%), 10/07/31	United States	197,740	$199,748
	Great Canadian Gaming Corp., First Lien, CME Term Loan, B, 9.087%, (3-month SOFR + 4.75%), 11/01/29	Canada	538,453	538,790
	Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term Loan, 6.857%, (1-month SOFR + 2.5%), 8/02/28	United States	448,529	450,745
	IRB Holding Corp., First Lien, CME Term Loan, B, 7.423%, (1-month SOFR + 2.75%), 12/15/27	United States	346,507	347,278
	Light & Wonder International, Inc., First Lien, CME Term Loan, B2, 6.632%, (1-month SOFR + 2.25%), 4/16/29	United States	159,548	160,403
	Ontario Gaming GTA LP, First Lien, CME Term Loan, B, 8.579%, (3-month SOFR + 4.25%), 8/01/30	Canada	420,920	422,311
	Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.857%, (1-month SOFR + 2.5%), 5/03/29	United States	107,460	108,031
	Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar CME Term Loan, 7.59%, (3-month SOFR + 3%), 4/04/29	United States	899,575	902,835
				6,246,671
	Household Durables 0.1%
[i]	Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 8.021%, (3-month SOFR + 3.5%), 2/25/29	Netherlands	293,985	294,206
	Household Products 0.1%
[i]	Energizer Holdings, Inc., First Lien, 2024 Refinancing CME Term Loan, 6.356%, (1-month SOFR + 2%), 12/22/27	United States	151,806	152,399
	Independent Power and Renewable Electricity Producers 0.1%
[i]	Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B, 8.023%, (3-month SOFR + 3.5%), 5/17/30	United States	207,157	208,351
[i]	Insurance 2.1%
	Acrisure LLC, First Lien, CME Term Loan, B6, 7.313%, (1-month SOFR + 3%), 11/06/30	United States	1,116,322	1,119,548
	Alliant Holdings Intermediate LLC, First Lien, Initial CME Term Loan, 7.106%, (1-month SOFR + 2.75%), 9/19/31	United States	955,147	958,786
	AssuredPartners, Inc., First Lien, 2024 CME Term Loan, 7.857%, (1-month SOFR + 3.5%), 2/14/31	United States	864,629	867,465
	Asurion LLC, First Lien, New CME Term Loan, B10, 8.457%, (1-month SOFR + 4%), 8/21/28	United States	391,000	390,470
	Asurion LLC, Second Lien, New CME Term Loan, B3, 9.721%, (1-month SOFR + 5.25%), 1/31/28	United States	32,665	32,000
	Asurion LLC, Second Lien, New CME Term Loan, B4, 9.721%, (1-month SOFR + 5.25%), 1/19/29	United States	1,085,259	1,050,747
	Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B, 7.573%, (1-month SOFR + 3%), 6/16/31	United States	218,870	219,875
	Sedgwick Claims Management Services, Inc., First Lien, 2024 CME Term Loan, 7.585%, (3-month SOFR + 3%), 7/31/31	United States	1,184,649	1,193,256
	Truist Insurance Holdings LLC, First Lien, CME Term Loan, B, 7.079%, (3-month SOFR + 2.75%), 5/06/31	United States	113,782	114,297
				5,946,444
[i]	IT Services 1.3%
	Barracuda Networks, Inc., First Lien, Initial CME Term Loan, 9.085%, (3-month SOFR + 4.5%), 8/15/29	United States	821,229	761,846
	Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan, 7.857%, (1-month SOFR + 3.5%), 6/27/31	United States	127,802	128,362
	Gainwell Acquisition Corp., First Lien, CME Term Loan, B, 8.429%, (3-month SOFR + 4%), 10/01/27	United States	617,124	599,295

28	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	IT Services (continued)
	Indy US Holdco LLC, First Lien, Ninth Amendment Dollar Refinancing CME Term Loan, 9.107%, (1-month SOFR + 4.75%), 3/06/28	United States	581,875	$587,694
	Peraton Corp., First Lien, CME Term Loan, B, 8.207%, (1-month SOFR + 3.75%), 2/01/28	United States	1,406,855	1,312,624
	Plano HoldCo, Inc., First Lien, Closing Date CME Term Loan, 7.829%, (3-month SOFR + 3.5%), 10/02/31	United States	333,333	336,667
				3,726,488
[i]	Leisure Products 0.1%
	GBT US III LLC, First Lien, Restatement Date CME Term Loan, 7.626%, (3-month SOFR + 3%), 7/28/31	United States	138,504	139,352
	Recess Holdings, Inc., First Lien, Initial CME Term Loan, 9.085%, (3-month SOFR + 4.5%), 2/20/30	United States	21,398	21,632
				160,984
[i]	Machinery 0.5%
	Oregon Tool Holdings, Inc., First Lien, Initial CME Term Loan, 8.59%, (3-month SOFR + 4%), 10/13/28	United States	538,588	318,731
	Pro Mach Group, Inc., First Lien, Amendment No. 4 CME Term Loan, 7.857%, (1-month SOFR + 3.5%), 8/31/28	United States	37,141	37,513
	SunSource Borrower LLC, First Lien, First Refinancing CME Term Loan, 8.457%, (1-month SOFR + 4%), 3/25/31	United States	397,995	399,736
	TK Elevator Midco GmbH, First Lien, CME Term Loan, C, 8.588%, (6-month SOFR + 3.5%), 4/30/30	Germany	690,538	696,411
				1,452,391
	Media 1.7%
[i]	Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term Loan, 7.956%, (1-month SOFR + 3.5%; 3-month SOFR + 3.5%), 3/24/31	United States	839,541	844,939
[f]	Diamond Sports Group LLC, First Lien, Debtor-In-Possession Term Loan, PIK, 10%, 1/31/25	United States	73,620	80,445
[i]	Gray Television, Inc., First Lien, CME Term Loan, D, 7.667%, (1-month SOFR + 3%), 12/01/28	United States	291,729	270,343
[i]	McGraw-Hill Education, Inc., First Lien, 2024 CME Term Loan, 8.329%, (3-month SOFR + 4%), 8/01/31	United States	629,184	637,115
[i]	MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan, 8.823%, (1-month SOFR + 4.25%), 5/03/28	United States	1,079,257	1,081,038
[i]	Univision Communications, Inc., First Lien, 2024 Replacement CME Term Loan, 7.971%, (1-month SOFR + 3.5%), 1/23/29	United States	696,500	699,112
[i]	Univision Communications, Inc., First Lien, Initial CME Term Loan, 7.721%, (1-month SOFR + 3.25%), 1/31/29	United States	332,976	330,895
[i]	Virgin Media Bristol LLC, First Lien, Advance CME Term Loan, Q, 7.762%, (1-month SOFR + 3.25%), 1/31/29	United States	762,949	759,791
				4,703,678
	Paper & Forest Products 0.2%
[i]	Glatfelter Corp., First Lien, CME Term Loan, 8.764%, (3-month SOFR + 4.25%), 11/04/31	United States	600,000	602,124
[i]	Passenger Airlines 1.3%
	AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan, 9.629%, (3-month SOFR + 4.75%), 4/20/28	United States	506,890	521,233
	Air Canada, First Lien, CME Term Loan, 6.337%, (3-month SOFR + 2%), 3/21/31	Canada	656,489	660,388

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	29

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Passenger Airlines (continued)
	American Airlines, Inc., First Lien, Initial CME Term Loan, 6.959%, (6-month SOFR + 2.25%), 6/04/29	United States	792,000	$794,475
	United Airlines, Inc., First Lien, CME Term Loan, B, 6.635%, (3-month SOFR + 2%), 2/24/31	United States	499,741	502,018
	WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.579%, (3-month SOFR + 3.25%), 2/14/31	Canada	1,195,871	1,202,281
				3,680,395
	Personal Care Products 0.2%
[i]	Conair Holdings LLC, First Lien, CME Term Loan, B, 8.221%, (1-month SOFR + 3.75%), 5/17/28	United States	651,605	588,426
[i]	Pharmaceuticals 0.6%
	Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME Term Loan, 8.357%, (1-month SOFR + 4%), 4/23/31	United States	519,790	524,208
	Grifols Worldwide Operations USA, Inc., First Lien, CME Term Loan, B, 6.735%, (3-month SOFR + 2%), 11/15/27	Spain	340,419	339,590
	Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2, 6.607%, (1-month SOFR + 2.25%), 5/05/28	United States	620,161	622,487
	Southern Veterinary Partners LLC, First Lien, 2024-3 New CME Term Loan, 7.715%, (3-month SOFR + 3.25%), 12/04/31	United States	172,414	173,847
				1,660,132
[i]	Professional Services 0.8%
	CHG Healthcare Services, Inc., First Lien, 2024 CME Term Loan, 8.276%, (3-month SOFR + 3.5%), 9/29/28	United States	144,878	146,266
	CHG Healthcare Services, Inc., First Lien, Initial CME Term Loan, 8.276%, (3-month SOFR + 3.5%), 9/29/28	United States	417,846	419,877
	CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.971%, (1-month SOFR + 3.5%), 6/02/28	United States	595,895	589,456
	Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 9.026%, (3-month SOFR + 4.25%), 3/06/28	United States	771,224	458,234
	Soliant Lower Intermediate LLC, First Lien, Initial CME Term Loan, 8.107%, (1-month SOFR + 3.75%), 7/18/31	United States	582,436	579,524
				2,193,357
	Real Estate Management & Development 0.0%†
[i]	Greystar Real Estate Partners LLC, First Lien, CME Term Loan, B2, 7.089%, (1-month SOFR + 2.75%), 8/21/30	United States	124,809	125,901
	Semiconductors & Semiconductor Equipment 0.3%
[i]	MKS Instruments, Inc., First Lien, 2024-1 Dollar CME Term Loan, B, 6.589%, (1-month SOFR + 2.25%), 8/17/29	United States	716,819	719,844
[i]	Software 5.3%
	Boxer Parent Co., Inc., First Lien, 2031 New Dollar CME Term Loan, 8.335%, (3-month SOFR + 3.75%), 7/30/31	United States	1,000,000	1,009,490
	Central Parent LLC, First Lien, 2024 Refinancing CME Term Loan, 7.579%, (3-month SOFR + 3.25%), 7/06/29	United States	1,251,074	1,236,142
	Cloud Software Group, Inc., First Lien, Incremental CME Term Loan, B, 8.079%, (3-month SOFR + 3.75%), 3/21/31	United States	468,750	470,843
	Cloudera, Inc., First Lien, Initial CME Term Loan, 8.207%, (1-month SOFR + 3.75%), 10/09/28	United States	468,600	468,234
	[j]Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 8.428%, (3-month SOFR + 4%), 11/03/31	United States	316,706	320,665
	ConnectWise LLC, First Lien, Initial CME Term Loan, 8.09%, (3-month SOFR + 3.5%), 9/29/28	United States	263,792	265,853

30	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Software (continued)
	Cornerstone OnDemand, Inc., First Lien, Initial CME Term Loan, 8.221%, (1-month SOFR + 3.75%), 10/16/28	United States	637,009	$562,479
	DCert Buyer, Inc., First Lien, Initial CME Term Loan, 8.357%, (1-month SOFR + 4%), 10/16/26	United States	989,128	952,733
	ECI Macola/Max Holding LLC, First Lien, CME Term Loan, B, 7.579%, (3-month SOFR + 3.25%), 5/09/30	United States	609,517	616,057
	Epicor Software Corp., First Lien, CME Term Loan, E, 7.132%, (1-month SOFR + 2.75%), 5/30/31	United States	1,251,780	1,262,276
	Flexera Software LLC, First Lien, CME Term Loan, B2, 8.099%, (1-month SOFR + 3.5%), 3/03/28	United States	65,584	66,107
	Genesys Cloud Services Holdings II LLC, First Lien, CME Term Loan, B, 7.357%, (1-month SOFR + 3%), 12/01/27	United States	1,339,111	1,352,027
	IGT Holding IV AB, First Lien, CME Term Loan, B2, 3.912%, (1- day SOFR + 3.65%), 3/31/28	Sweden	510,897	514,090
	Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan, 8.085%, (3-month SOFR + 3.5%), 12/01/27	United States	287,242	289,543
	McAfee Corp., First Lien, CME Term Loan, B1, 7.37%, (1-month SOFR + 3%), 3/01/29	United States	1,245,005	1,247,651
	Polaris Newco LLC, First Lien, Dollar CME Term Loan, 8.847%, (3-month SOFR + 4%), 6/02/28	United States	604,365	606,217
[j]	Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing CME Term Loan, 7.579%, (3-month SOFR + 3.25%), 10/28/30	United States	820,297	826,577
	Project Boost Purchaser LLC, First Lien, Initial CME Term Loan, 8.147%, (3-month SOFR + 3.5%), 7/16/31	United States	355,255	358,224
	Rocket Software, Inc., First Lien, CME Term Loan, 8.823%, (1-month SOFR + 4.25%), 11/28/28	United States	607,160	612,436
	Sovos Compliance LLC, First Lien, Initial CME Term Loan, 8.971%, (1-month SOFR + 4.5%), 8/11/28	United States	616,154	621,440
	UKG, Inc., First Lien, Initial CME Term Loan, 7.617%, (3-month SOFR + 3%), 2/10/31	United States	645,691	651,054
	Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME Term Loan, 7.607%, (1-month SOFR + 3.25%), 11/26/31	United States	469,799	472,049
				14,782,187
[i]	Specialty Retail 1.7%
	Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 8.077%, (3-month SOFR + 3.75%), 4/26/28	United States	372,663	374,107
[f]	GNC Holdings, Inc., Second Lien, CME Term Loan, PIK, 10.457%, (1-month SOFR + 6%), 10/07/26	United States	110,397	77,554
	Great Outdoors Group LLC, First Lien, CME Term Loan, B1, 8.221%, (1-month SOFR + 3.75%), 3/06/28	United States	749,625	754,685
	Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 8.84%, (3-month SOFR + 4.25%), 4/17/28	United States	984,785	797,390
	Petco Health & Wellness Co., Inc., First Lien, Initial CME Term Loan, 7.84%, (3-month SOFR + 3.25%), 3/03/28	United States	500,000	486,770
	PetSmart LLC, First Lien, Initial CME Term Loan, 8.207%, (1-month SOFR + 3.75%), 2/11/28	United States	501,288	500,243
	RealTruck Group, Inc., First Lien, Initial CME Term Loan, 7.971%, (1-month SOFR + 3.5%), 1/31/28	United States	785,899	763,961
	Specialty Building Products Holdings LLC, First Lien, Initial CME Term Loan, 8.207%, (1-month SOFR + 3.75%), 10/16/28	United States	267,170	266,322
	White Cap Supply Holdings LLC, First Lien, CME Term Loan, C, 7.823%, (1-month SOFR + 3.25%), 10/19/29	United States	676,813	678,955
				4,699,987

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	31

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Textiles, Apparel & Luxury Goods 0.6%
	Flash Charm, Inc., First Lien, CME Term Loan, B2, 8.071%, (3-month SOFR + 3.5%), 3/02/28	United States	1,326,743	$1,305,515
	Varsity Brands LLC, First Lien, Initial CME Term Loan, 8.271%, (3-month SOFR + 3.75%), 8/26/31	United States	448,718	449,784
				1,755,299
	Trading Companies & Distributors 0.2%
[i]	Foundation Building Materials, Inc., First Lien, 2024 Incremental CME Term Loan, 8.585%, (3-month SOFR + 4%), 1/29/31	United States	677,246	668,360
[i]	Transportation Infrastructure 0.1%
	LaserShip, Inc., First Lien, CME Term Loan, B1, 9.278%, (3-month SOFR + 4.5%), 8/10/29	United States	321,014	245,576
	LaserShip, Inc., First Lien, CME Term Loan, D, 9.278%, (3-month SOFR + 4.5%), 8/10/29	United States	232,130	81,826
				327,402
	Total Senior Floating Rate Interests (Cost $119,823,970)			117,437,162
[k]	Marketplace Loans 18.3%
[b]	Financial Services 18.3%
	Total Marketplace Loans (Cost $56,719,698)			51,407,861
	Asset-Backed Securities 9.8%
	Capital Markets 0.0%†
[d,i]	Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 8.578%, (1-month SOFR + 4.239%), 7/25/34	United States	33,301	14,488
	Commercial Services & Supplies 0.5%
[c,i]	KKR CLO 26 Ltd., CR, 144A, FRN, 7.118%, (3-month SOFR + 2.462%), 10/15/34	United States	1,500,000	1,505,255
	Financial Services 9.3%
[c,d,i]	BlueMountain CLO XXVI Ltd., 2019-26A, CR, 144A, FRN, 7.079%, (3-month SOFR + 2.462%), 10/20/34	United States	2,000,000	2,004,812
[c,i]	BlueMountain CLO XXXI Ltd., 2021-31A, D, 144A, FRN, 7.879%, (3-month SOFR + 3.262%), 4/19/34	United States	1,000,000	1,003,223
[c,i]	Carlyle Global Market Strategies CLO Ltd.,
	2014-1A, CR2, 144A, FRN, 6.709%, (3-month SOFR + 2.062%), 4/17/31	United States	1,500,000	1,505,406
	2014-1A, DR, 144A, FRN, 7.509%, (3-month SOFR + 2.862%), 4/17/31	United States	2,300,000	2,307,544
[c,i]	Carlyle US CLO Ltd.,
	2017-2A, D1R2, 144A, FRN, 8.167%, (3-month SOFR + 3.55%), 7/20/37	United States	2,000,000	2,043,252
	2017-4A, C, 144A, FRN, 7.718%, (3-month SOFR + 3.062%), 1/15/30	United States	1,000,000	1,002,811
	2019-1A, BR, 144A, FRN, 7.079%, (3-month SOFR + 2.462%), 4/20/31	United States	1,500,000	1,506,385
[c,l]	Consumer Loan Underlying Bond Certificate Issuer Trust I,
	2019-26, PT, 144A, FRN, 18.781%, 8/15/44	United States	1,900	1,402
	2019-31, PT, 144A, FRN, 19.208%, 9/15/44	United States	2,208	2,047
	2019-37, PT, 144A, FRN, 4.856%, 10/17/44	United States	2,700	2,687
	2019-42, PT, 144A, FRN, 18.836%, 11/15/44	United States	1,629	1,317
	2019-51, PT, 144A, FRN, 11.212%, 1/15/45	United States	4,285	4,228
	2019-52, PT, 144A, FRN, 8.705%, 1/15/45	United States	5,175	4,641
	2019-S6, PT, 144A, FRN, 11.814%, 10/17/44	United States	1,994	1,340

32	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

			Principal
		Country	Amount*	Value
	Asset-Backed Securities (continued)
	Financial Services (continued)
[c,l]	Consumer Loan Underlying Bond Certificate Issuer Trust I, (continued)
	2019-S8, PT, 144A, FRN, 10.075%, 1/15/45	United States	1,343	$1,318
	2020-2, PT, 144A, FRN, 10.34%, 3/15/45	United States	6,719	6,413
	2020-7, PT, 144A, FRN, 10.796%, 4/17/45	United States	4,979	4,149
[c,i]	Dryden 38 Senior Loan Fund, 2015-38A, DR, 144A, FRN, 7.918%, (3-month SOFR + 3.262%), 7/15/30	United States	2,500,000	2,510,258
[c,i]	Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 6.709%, (3-month SOFR + 2.062%), 7/17/31	United States	3,000,000	3,004,538
[d,i]	Morgan Stanley ABS Capital I, Inc. Trust, 2003-NC10, B1, FRN, 9.403%, (1-month SOFR + 5.064%), 10/25/33	United States	166,692	185,959
[c,i]	Newark BSL CLO 1 Ltd., 2016-1A, CR, 144A, FRN, 7.879%, (3-month SOFR + 3.262%), 12/21/29	United States	1,000,000	1,003,627
[c,i]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 6.793%, (3-month SOFR + 2.162%), 1/22/30	United States	6,050,000	6,067,320
[c,l]	Prosper Pass-Thru Trust III,
	2020-PT1, A, 144A, FRN, 8.796%, 3/15/26	United States	4,053	3,164
	2020-PT2, A, 144A, FRN, 9.444%, 4/15/26	United States	4,580	3,660
	2020-PT3, A, 144A, FRN, 7.183%, 5/15/26	United States	1,343	1,124
[d,i]	Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 9.328%, (1-month SOFR + 4.989%), 4/25/33	United States	13,987	16,306
[c,i]	Voya CLO Ltd.,
	2014-1A, BR2, 144A, FRN, 6.794%, (3-month SOFR + 2.162%), 4/18/31	United States	1,300,000	1,304,698
	2014-1A, CR2, 144A, FRN, 7.694%, (3-month SOFR + 3.062%), 4/18/31	United States	500,000	501,791
				26,005,420
	Total Asset-Backed Securities (Cost $26,911,421)			27,525,163
	Commercial Mortgage-Backed Securities 0.4%
	Financial Services 0.4%
[e]	JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	United States	1,248,726	1,244,874
	Total Commercial Mortgage-Backed Securities (Cost $1,272,140)			1,244,874
	Mortgage-Backed Securities 14.8%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
[d]	FHLMC Gold Pool, 20 Year, 6.5%, 8/01/27	United States	22,286	22,771
[d]	FHLMC Gold Pool, 30 Year, 3.5%, 3/01/45	United States	8,141	7,336
[d]	FHLMC Gold Pool, 30 Year, 3.5%, 12/01/48	United States	1,492,650	1,345,099
[d]	FHLMC Gold Pool, 30 Year, 4%, 5/01/48	United States	1,063,518	990,620
[d]	FHLMC Gold Pool, 30 Year, 6%, 7/01/28 - 11/01/36	United States	152,623	157,101
[d]	FHLMC Gold Pool, 30 Year, 6.5%, 3/01/38	United States	5,273	5,460
[d]	FHLMC Gold Pool, 30 Year, 7%, 9/01/27	United States	8,169	8,474
[d]	FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31	United States	35,723	37,756
				2,574,617
[m]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
	FNMA, 6.29% - 6.35%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS Margin), 6/01/32 - 7/01/34	United States	45,049	45,021
				45,021
	Federal National Mortgage Association (FNMA) Fixed Rate 7.0%
	FNMA, 3.5%, 7/01/56	United States	350,174	309,491
[d]	FNMA, 15 Year, 2%, 9/01/35	United States	699,056	622,741

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	33

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
[d]	FNMA, 15 Year, 3%, 8/01/27	United States	1,193	$1,167
[d]	FNMA, 15 Year, 3.5%, 1/01/26	United States	1,111	1,102
[d]	FNMA, 20 Year, 4.5%, 9/01/29	United States	8,252	8,179
[d]	FNMA, 30 Year, 3%, 10/01/50	United States	2,294,189	1,968,387
[d]	FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45	United States	364,097	330,077
[d]	FNMA, 30 Year, 4%, 10/01/47	United States	1,595,895	1,480,896
[d]	FNMA, 30 Year, 4%, 11/01/44 - 1/01/48	United States	483,409	448,986
[d]	FNMA, 30 Year, 4.5%, 3/01/44	United States	577	555
[d]	FNMA, 30 Year, 5%, 5/01/38 - 7/01/39	United States	111,643	110,864
[d]	FNMA, 30 Year, 5.5%, 6/01/37	United States	102,742	103,330
[d]	FNMA, 30 Year, 5.5%, 3/01/54	United States	8,262,346	8,159,497
[d]	FNMA, 30 Year, 6%, 4/01/33 - 6/01/38	United States	236,780	245,169
[d]	FNMA, 30 Year, 6.5%, 8/01/32	United States	32,759	33,962
[n]	Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/55	United States	6,160,000	5,945,822
				19,770,225
	Government National Mortgage Association (GNMA) Fixed Rate 6.8%
[d]	GNMA I, Single-family, 30 Year ,6.5%, 6/15/31 - 12/15/33	United States	129,548	134,370
[d]	GNMA II, Single-family, 30 Year, 3.5%, 12/20/49	United States	609,240	548,996
[n]	GNMA II, Single-family, 30 Year, 5%, TBA, 1/15/55	United States	18,840,000	18,278,480
[d]	GNMA II, Single-family, 30 Year, 7%, 1/20/29	United States	4,015	4,114
[d]	GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31	United States	24,100	25,228
				18,991,188
	Total Mortgage-Backed Securities (Cost $43,126,674)			41,381,051
	Municipal Bonds 0.1%
	Arizona 0.1%
[c]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29	United States	375,000	382,515
	Total Municipal Bonds (Cost $377,325)			382,515
			Shares
	Escrows and Litigation Trusts 0.0%
[a,b]	Endo GUC Trust, Escrow Account	United States	82,310	—
[a,b]	Endo, Inc., Escrow Account	United States	703,000	—
	Total Escrows and Litigation Trusts (Cost $ —)			—
	Total Long Term Investments (Cost $409,838,490)			393,436,314

34	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Shares	Value
	Short Term Investments 4.1%
	Money Market Funds 4.1%
[o,p]	Institutional Fiduciary Trust - Money Market Portfolio, 4.183%	United States	11,532,360	$11,532,360
	Total Money Market Funds (Cost $11,532,360)			11,532,360
	Total Short Term Investments (Cost $11,532,360)			11,532,360
	Total Investments (Cost $421,370,850) 144.4%			$404,968,674
	Reverse Repurchase Agreements (3.7)%			(10,494,333)
[q]	Credit Facility (34.8)%			(97,500,000)
	Other Assets, less Liabilities (5.9)%			(16,573,832)
	Net Assets 100.0%			$280,400,509
			Amount Borrowed	Payable
[r]	Reverse Repurchase Agreements (3.7)%
	Counterparty UBS AG, 5.1%, 1/03/25		$246,480	$(249,588)
	Counterparty UBS AG, 5.1%, 1/03/25		979,161	(991,507)
	Counterparty UBS AG, 5.1%, 1/03/25		819,920	(830,257)
	Counterparty UBS AG, 5.1%, 1/03/25		1,039,172	(1,052,274)
	Counterparty UBS AG, 5.1%, 1/03/25		370,330	(374,999)
	Counterparty UBS AG, 5.1%, 1/03/25		334,204	(338,418)
	Counterparty UBS AG, 5.1%, 1/03/25		1,185,232	(1,200,176)
	Counterparty UBS AG, 5.1%, 1/03/25		416,363	(421,612)
	Counterparty UBS AG, 5.1%, 1/03/25		598,502	(606,048)
	Counterparty UBS AG, 5.1%, 1/03/25		1,046,053	(1,059,242)
	Counterparty UBS AG, 5.1%, 1/03/25		335,272	(339,499)
	Counterparty UBS AG, 5.1%, 1/03/25		999,628	(1,012,232)
	Counterparty UBS AG, 5.1%, 1/03/25		753,800	(763,304)
	Counterparty UBS AG, 5.39%, 1/03/25		1,238,671	(1,255,177)
	Total Reverse Repurchase Agreements (Proceeds $(10,362,788))			$(10,494,333)

See Abbreviations on page 147.

 *The principal amount is stated in U.S. dollars unless otherwise indicated.

 † Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

c Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $169,931,011, representing 60.6% of net assets.

dA portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.

eA portion or all of the security is designated as collateral for reverse repurchase agreements.

fIncome may be received in additional securities and/or cash.

gDefaulted security or security for which income has been deemed uncollectible. See Note 8.

hSee Note 1(e) regarding senior floating rate interests.

i The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

j A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

k See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	35

FRANKLIN LIMITED DURATION INCOME TRUST

 SCHEDULE OF INVESTMENTS

l Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

mAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread; they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).

nSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).

oSee Note 5(c) regarding investments in affiliated management investment companies.

pThe rate shown is the annualized seven-day effective yield at period end.

qSee Note 3 regarding credit facility.

r See Note 4 regarding reverse repurchase agreements.

36	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Schedule of Investments, December 31, 2024

Franklin Limited Duration Income Trust

At December 31, 2024, the Fund had the following marketplace loans outstanding. See Note 1(f).

	Principal
Description	Amount	Value
Marketplace Loans - 18.3%
Block, Inc.
[a]6889101.SQ.FTS.B, 4.932%, 1/31/25	$894	$601
[a]6891704.SQ.FTS.B, 4.939%, 2/01/25	6,282	4,393
[a]6894382.SQ.FTS.B, 6.261%, 2/02/25	3,927	120
[a]6898271.SQ.FTS.B, 5.378%, 2/03/25	606	412
[a]6901055.SQ.FTS.B, 5.187%, 2/04/25	8,090	290
[a]6905278.SQ.FTS.B, 5.375%, 2/06/25	4,086	203
[a]6905084.SQ.FTS.B, 5.761%, 2/06/25	1,288	947
[a]6905725.SQ.FTS.B, 6.41%, 2/06/25	2,638	1,639
[a]6910812.SQ.FTS.B, 5.563%, 2/08/25	5,166	216
[a]6910603.SQ.FTS.B, 5.567%, 2/08/25	2,568	1,998
[a]6912180.SQ.FTS.B, 5.378%, 2/09/25	1,175	1,000
[a]6913129.SQ.FTS.B, 5.759%, 2/09/25	1,084	115
[a]6913617.SQ.FTS.B, 6.006%, 2/09/25	11,248	329
[a]6918477.SQ.FTS.B, 4.762%, 2/10/25	795	7
[a]6918090.SQ.FTS.B, 5.376%, 2/10/25	3,265	2,281
[a]6919314.SQ.FTS.B, 4.654%, 2/11/25	2,227	1,716
[a]6919126.SQ.FTS.B, 4.721%, 2/11/25	870	7
[a]6919280.SQ.FTS.B, 6.17%, 2/11/25	284	171
[a]6920374.SQ.FTS.B, 6.421%, 2/11/25	1,833	76
[a]6921125.SQ.FTS.B, 4.655%, 2/13/25	2,002	1,777
[a]6921429.SQ.FTS.B, 6.261%, 2/13/25	5,766	3,205
[a]6923080.SQ.FTS.B, 5.567%, 2/14/25	5,327	1,703
[a]6924795.SQ.FTS.B, 5.189%, 2/15/25	924	768
[a]6934280.SQ.FTS.B, 5.378%, 2/17/25	1,965	1,480
[a]6935047.SQ.FTS.B, 5.38%, 2/17/25	1,611	1,108
[a]6933378.SQ.FTS.B, 6.007%, 2/17/25	1,773	1,097
[a]6937297.SQ.FTS.B, 4.748%, 2/18/25	2,807	108
[a]6937023.SQ.FTS.B, 5.19%, 2/18/25	61	56
[a]6939326.SQ.FTS.B, 5.44%, 2/18/25	8,134	125
[a]6937107.SQ.FTS.B, 5.441%, 2/18/25	2,690	215
[a]6939442.SQ.FTS.B, 5.565%, 2/18/25	1,319	183
[a]6941232.SQ.FTS.B, 5.755%, 2/19/25	15,614	8,377
[a]6941710.SQ.FTS.B, 6.007%, 2/19/25	5,409	1,038
[a]6942041.SQ.FTS.B, 6.135%, 2/20/25	783	20
[a]6946128.SQ.FTS.B, 5.748%, 2/21/25	1,931	236
[a]6946527.SQ.FTS.B, 6.003%, 2/21/25	1,089	803
[a]6947839.SQ.FTS.B, 5.37%, 2/22/25	1,357	842
[a]6956807.SQ.FTS.B, 5.377%, 2/24/25	855	662
[a]6957735.SQ.FTS.B, 5.377%, 2/24/25	3,420	2,434
[a]6957843.SQ.FTS.B, 6.007%, 2/24/25	5,088	345
[a]6957706.SQ.FTS.B, 6.439%, 2/24/25	982	19
[a]6958758.SQ.FTS.B, 4.746%, 2/25/25	128	87
[a]6958893.SQ.FTS.B, 5.475%, 2/25/25	429	275
[a]6962136.SQ.FTS.B, 5.755%, 2/25/25	1,990	250
	Principal
Description	Amount	Value

Block, Inc. (continued)
[a]6962386.SQ.FTS.B, 5.445%, 2/26/25	$1,499	$53
[a]6962665.SQ.FTS.B, 5.572%, 2/26/25	3,191	1,977
[a]6962449.SQ.FTS.B, 6%, 2/26/25	2,924	45
[a]6963632.SQ.FTS.B, 4.66%, 2/27/25	1,176	902
[a]6963703.SQ.FTS.B, 5.441%, 2/27/25	4,949	3,038
[a]6970424.SQ.FTS.B, 5.189%, 2/28/25	2,775	2,134
[a]6966718.SQ.FTS.B, 5.425%, 2/28/25	191	130
[a]6968688.SQ.FTS.B, 5.439%, 2/28/25	15,914	423
[a]6969892.SQ.FTS.B, 5.743%, 2/28/25	290	243
[a]6964600.SQ.FTS.B, 5.754%, 2/28/25	3,817	115
[a]6965538.SQ.FTS.B, 5.758%, 2/28/25	652	476
[a]6977409.SQ.FTS.B, 5.758%, 2/28/25	6,257	396
[a]6983996.SQ.FTS.B, 4.655%, 3/01/25	2,061	1,590
[a]6983514.SQ.FTS.B, 4.657%, 3/01/25	1,075	913
[a]6981506.SQ.FTS.B, 5.759%, 3/01/25	4,725	136
[a]6981745.SQ.FTS.B, 6.205%, 3/01/25	727	17
[a]6983907.SQ.FTS.B, 6.255%, 3/01/25	5,990	113
[a]6983184.SQ.FTS.B, 6.258%, 3/01/25	2,759	296
[a]6985831.SQ.FTS.B, 5.756%, 3/03/25	6,077	596
[a]6986183.SQ.FTS.B, 6.005%, 3/03/25	1,326	32
[a]6986475.SQ.FTS.B, 5.564%, 3/04/25	752	430
[a]6987073.SQ.FTS.B, 5.772%, 3/04/25	389	214
[a]6987047.SQ.FTS.B, 6.254%, 3/04/25	3,612	79
[a]6988209.SQ.FTS.B, 4.654%, 3/05/25	1,051	956
[a]6988804.SQ.FTS.B, 5.378%, 3/05/25	22,027	681
[a]6990319.SQ.FTS.B, 5.426%, 3/05/25	245	140
[a]6990239.SQ.FTS.B, 5.438%, 3/05/25	1,562	693
[a]6992671.SQ.FTS.B, 5.188%, 3/06/25	804	555
[a]6992646.SQ.FTS.B, 5.386%, 3/06/25	878	579
[a]6991080.SQ.FTS.B, 6.168%, 3/06/25	878	85
[a]6996456.SQ.FTS.B, 4.936%, 3/07/25	132	123
[a]7001709.SQ.FTS.B, 4.653%, 3/08/25	1,043	1,005
[a]6999659.SQ.FTS.B, 5.377%, 3/08/25	6,547	64
[a]6999790.SQ.FTS.B, 5.377%, 3/08/25	20,384	11,566
[a]7001400.SQ.FTS.B, 6.163%, 3/08/25	2,373	1,615
[a]7003117.SQ.FTS.B, 5.451%, 3/09/25	715	289
[a]7002848.SQ.FTS.B, 5.753%, 3/09/25	2,390	825
[a]7006832.SQ.FTS.B, 5.564%, 3/11/25	11,205	184
[a]7006543.SQ.FTS.B, 5.57%, 3/11/25	5,929	342
[a]7007213.SQ.FTS.B, 5.746%, 3/11/25	3,175	66
[a]7009604.SQ.FTS.B, 5.755%, 3/12/25	16,928	13,127
[a]7013018.SQ.FTS.B, 4.654%, 3/13/25	3,020	2,339
[a]7012393.SQ.FTS.B, 5.198%, 3/13/25	720	580
[a]7010981.SQ.FTS.B, 5.377%, 3/13/25	2,023	33

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	37

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7012466.SQ.FTS.B, 5.568%, 3/13/25	$3,369	$2,557
[a]7012870.SQ.FTS.B, 5.755%, 3/13/25	25	24
[a]7016330.SQ.FTS.B, 5.378%, 3/14/25	9	8
[a]7016571.SQ.FTS.B, 5.39%, 3/14/25	566	429
[a]7019058.SQ.FTS.B, 5.758%, 3/14/25	4,307	3,226
[a]7021770.SQ.FTS.B, 5.996%, 3/15/25	471	330
[a]7025073.SQ.FTS.B, 4.94%, 3/16/25	4,802	3,442
[a]7025429.SQ.FTS.B, 5.747%, 3/16/25	729	515
[a]7024779.SQ.FTS.B, 5.757%, 3/16/25	5,289	3,684
[a]7029261.SQ.FTS.B, 4.937%, 3/18/25	5,888	4,339
[a]7028336.SQ.FTS.B, 5.436%, 3/18/25	482	339
[a]7029684.SQ.FTS.B, 6.417%, 3/18/25	246	147
[a]7032947.SQ.FTS.B, 4.653%, 3/19/25	1,782	1,699
[a]7031129.SQ.FTS.B, 5.566%, 3/19/25	23,073	1,183
[a]7033869.SQ.FTS.B, 6.158%, 3/19/25	2,930	46
[a]7030479.SQ.FTS.B, 6.26%, 3/19/25	3,486	2,401
[a]7036165.SQ.FTS.B, 4.657%, 3/20/25	6,631	344
[a]7034652.SQ.FTS.B, 5.374%, 3/20/25	4,570	3,278
[a]7040271.SQ.FTS.B, 5.377%, 3/21/25	25,526	17,153
[a]7046389.SQ.FTS.B, 4.762%, 3/22/25	399	238
[a]7046858.SQ.FTS.B, 5.566%, 3/22/25	6,997	1,796
[a]7044311.SQ.FTS.B, 5.757%, 3/22/25	2,555	72
[a]7046224.SQ.FTS.B, 6.008%, 3/22/25	1,985	1,562
[a]7046821.SQ.FTS.B, 6.169%, 3/22/25	585	263
[a]7044180.SQ.FTS.B, 6.256%, 3/22/25	778	450
[a]7047312.SQ.FTS.B, 5.566%, 3/23/25	2,152	1,468
[a]7047271.SQ.FTS.B, 6.25%, 3/23/25	1,940	1,146
[a]7048331.SQ.FTS.B, 4.939%, 3/24/25	2,526	2,266
[a]7050555.SQ.FTS.B, 5.378%, 3/25/25	4,081	3,644
[a]7048994.SQ.FTS.B, 5.444%, 3/25/25	1,535	774
[a]7050699.SQ.FTS.B, 6.012%, 3/25/25	1,636	26
[a]7055837.SQ.FTS.B, 5.754%, 3/27/25	5,733	739
[a]7062519.SQ.FTS.B, 5.189%, 3/28/25	1,784	1,675
[a]7060939.SQ.FTS.B, 5.381%, 3/28/25	2,606	1,223
[a]7066201.SQ.FTS.B, 5.387%, 3/29/25	1,610	1,092
[a]7066581.SQ.FTS.B, 5.565%, 3/29/25	5,940	5,204
[a]7069074.SQ.FTS.B, 4.938%, 4/01/25	5,169	3,273
[a]7071976.SQ.FTS.B, 4.936%, 4/02/25	474	463
[a]7077191.SQ.FTS.B, 4.654%, 4/03/25	5,771	378
[a]7075651.SQ.FTS.B, 5.381%, 4/03/25	3,464	2,262
[a]7075883.SQ.FTS.B, 6.007%, 4/03/25	3,716	2,772
[a]7080256.SQ.FTS.B, 5.376%, 4/04/25	5,300	3,872
[a]7077874.SQ.FTS.B, 6.413%, 4/04/25	1,766	26
[a]7085706.SQ.FTS.B, 4.933%, 4/05/25	226	223
[a]7087577.SQ.FTS.B, 4.937%, 4/05/25	27,996	589
[a]7086396.SQ.FTS.B, 5.187%, 4/05/25	489	438
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7086320.SQ.FTS.B, 5.196%, 4/05/25	$1,303	$1,032
[a]7087146.SQ.FTS.B, 5.758%, 4/05/25	5,687	117
[a]7091881.SQ.FTS.B, 6.007%, 4/06/25	25,110	619
[a]7093794.SQ.FTS.B, 5.191%, 4/08/25	1,881	47
[a]7094204.SQ.FTS.B, 5.197%, 4/09/25	1,123	749
[a]7098896.SQ.FTS.B, 5.183%, 4/10/25	222	212
[a]7101547.SQ.FTS.B, 6.002%, 4/11/25	1,547	350
[a]7099200.SQ.FTS.B, 6.256%, 4/11/25	9,571	2,289
[a]7106250.SQ.FTS.B, 5.564%, 4/12/25	3,737	2,850
[a]7107852.SQ.FTS.B, 5.754%, 4/12/25	22,699	12,489
[a]7111729.SQ.FTS.B, 5.38%, 4/13/25	2,398	1,651
[a]7111089.SQ.FTS.B, 5.565%, 4/13/25	740	547
[a]7111151.SQ.FTS.B, 5.76%, 4/13/25	2,497	1,538
[a]7112088.SQ.FTS.B, 5.193%, 4/14/25	4,145	2,941
[a]7112613.SQ.FTS.B, 6.26%, 4/14/25	5,163	556
[a]7113614.SQ.FTS.B, 6.003%, 4/15/25	1,253	813
[a]7116213.SQ.FTS.B, 4.746%, 4/16/25	323	79
[a]7114099.SQ.FTS.B, 5.576%, 4/16/25	1,266	203
[a]7119643.SQ.FTS.B, 5.564%, 4/17/25	789	754
[a]7119610.SQ.FTS.B, 5.754%, 4/17/25	2,533	592
[a]7120695.SQ.FTS.B, 6.006%, 4/17/25	13,067	204
[a]7117683.SQ.FTS.B, 6.168%, 4/17/25	5,322	78
[a]7120315.SQ.FTS.B, 6.171%, 4/17/25	110	54
[a]7123398.SQ.FTS.B, 5.193%, 4/18/25	726	649
[a]7125880.SQ.FTS.B, 6.009%, 4/18/25	6,031	4,162
[a]7132043.SQ.FTS.B, 4.654%, 4/19/25	11,699	238
[a]7131834.SQ.FTS.B, 4.941%, 4/19/25	2,009	1,634
[a]7135169.SQ.FTS.B, 6.001%, 4/19/25	2,007	1,281
[a]7138440.SQ.FTS.B, 4.775%, 4/20/25	536	111
[a]7138680.SQ.FTS.B, 5.372%, 4/20/25	1,162	864
[a]7136267.SQ.FTS.B, 5.577%, 4/20/25	492	387
[a]7138694.SQ.FTS.B, 5.754%, 4/20/25	544	480
[a]7136338.SQ.FTS.B, 6.01%, 4/20/25	2,262	1,419
[a]7142031.SQ.FTS.B, 5.19%, 4/21/25	4,600	4,208
[a]7142000.SQ.FTS.B, 5.382%, 4/21/25	232	218
[a]7143017.SQ.FTS.B, 5.748%, 4/22/25	1,041	688
[a]7143719.SQ.FTS.B, 4.654%, 4/23/25	1,685	1,099
[a]7147190.SQ.FTS.B, 5.44%, 4/23/25	6,796	160
[a]7145816.SQ.FTS.B, 6.162%, 4/23/25	1,457	943
[a]7145718.SQ.FTS.B, 6.258%, 4/23/25	1,131	762
[a]7150495.SQ.FTS.B, 4.746%, 4/24/25	91	55
[a]7149008.SQ.FTS.B, 5.362%, 4/24/25	495	391
[a]7148098.SQ.FTS.B, 5.418%, 4/24/25	218	143
[a]7150443.SQ.FTS.B, 5.564%, 4/24/25	694	558
[a]7153431.SQ.FTS.B, 4.938%, 4/25/25	21,694	6,929
[a]7154592.SQ.FTS.B, 4.94%, 4/25/25	2,959	1,858

38	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7154470.SQ.FTS.B, 5.446%, 4/25/25	$573	$82
[a]7152426.SQ.FTS.B, 5.566%, 4/25/25	13,958	8,863
[a]7157262.SQ.FTS.B, 4.654%, 4/26/25	4,559	4,219
[a]7156829.SQ.FTS.B, 4.937%, 4/26/25	6,178	4,886
[a]7157657.SQ.FTS.B, 5.753%, 4/26/25	2,015	1,724
[a]7163428.SQ.FTS.B, 5.192%, 4/27/25	3,854	1,093
[a]7164056.SQ.FTS.B, 6.403%, 4/27/25	573	396
[a]7164004.SQ.FTS.B, 6.416%, 4/27/25	9,823	200
[a]7165963.SQ.FTS.B, 6.392%, 4/29/25	502	171
[a]7170716.SQ.FTS.B, 4.654%, 4/30/25	2,786	2,005
[a]7173420.SQ.FTS.B, 5.378%, 4/30/25	4,098	93
[a]7171851.SQ.FTS.B, 5.561%, 4/30/25	1,598	1,329
[a]7171279.SQ.FTS.B, 5.564%, 4/30/25	350	323
[a]7168027.SQ.FTS.B, 5.755%, 4/30/25	1,709	240
[a]7170347.SQ.FTS.B, 5.996%, 4/30/25	345	243
[a]7170382.SQ.FTS.B, 6.172%, 4/30/25	496	251
[a]7176517.SQ.FTS.B, 5.185%, 5/01/25	203	184
[a]7174416.SQ.FTS.B, 5.379%, 5/01/25	1,948	46
[a]7174615.SQ.FTS.B, 6.263%, 5/01/25	2,929	48
[a]7183615.SQ.FTS.B, 4.936%, 5/02/25	5,465	4,332
[a]7179478.SQ.FTS.B, 4.939%, 5/02/25	7,909	5,620
[a]7180815.SQ.FTS.B, 5.189%, 5/02/25	52,848	37,465
[a]7180418.SQ.FTS.B, 5.19%, 5/02/25	11,141	6,876
[a]7183400.SQ.FTS.B, 5.378%, 5/02/25	2,706	2,166
[a]7180069.SQ.FTS.B, 6.003%, 5/02/25	372	173
[a]7184201.SQ.FTS.B, 4.655%, 5/03/25	1,624	1,592
[a]7187557.SQ.FTS.B, 4.938%, 5/03/25	6,147	4,470
[a]7184507.SQ.FTS.B, 4.942%, 5/03/25	2,232	1,659
[a]7187451.SQ.FTS.B, 5.379%, 5/03/25	6,355	150
[a]7188296.SQ.FTS.B, 6.424%, 5/04/25	742	266
[a]7189106.SQ.FTS.B, 5.996%, 5/05/25	749	526
[a]7191779.SQ.FTS.B, 4.936%, 5/06/25	3,317	3,177
[a]7192584.SQ.FTS.B, 5.755%, 5/06/25	6,139	2,925
[a]7194324.SQ.FTS.B, 5.189%, 5/07/25	16,993	329
[a]7194913.SQ.FTS.B, 5.434%, 5/07/25	925	15
[a]7197003.SQ.FTS.B, 5.571%, 5/07/25	1,215	486
[a]7199276.SQ.FTS.B, 4.938%, 5/08/25	32,102	663
[a]7200153.SQ.FTS.B, 5.376%, 5/08/25	16,216	176
[a]7197871.SQ.FTS.B, 5.378%, 5/08/25	6,699	5,456
[a]7200960.SQ.FTS.B, 5.786%, 5/08/25	153	107
[a]7200668.SQ.FTS.B, 6.158%, 5/08/25	1,887	38
[a]7205002.SQ.FTS.B, 4.654%, 5/09/25	75,336	1,005
[a]7206980.SQ.FTS.B, 6.414%, 5/09/25	13,640	462
[a]7204916.SQ.FTS.B, 6.415%, 5/09/25	2,026	768
[a]7209796.SQ.FTS.B, 5.566%, 5/10/25	30,355	24,407
[a]7210710.SQ.FTS.B, 5.568%, 5/10/25	367	350
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7212674.SQ.FTS.B, 5.567%, 5/12/25	$298	$266
[a]7212464.SQ.FTS.B, 6.247%, 5/12/25	566	298
[a]7214825.SQ.FTS.B, 4.752%, 5/13/25	6,212	86
[a]7213115.SQ.FTS.B, 4.939%, 5/13/25	6,131	4,892
[a]7214936.SQ.FTS.B, 5.377%, 5/13/25	14,177	9,398
[a]7213955.SQ.FTS.B, 5.451%, 5/13/25	199	79
[a]7212718.SQ.FTS.B, 5.544%, 5/13/25	905	321
[a]7220578.SQ.FTS.B, 4.654%, 5/14/25	488	479
[a]7218522.SQ.FTS.B, 5.189%, 5/14/25	3,660	2,805
[a]7218588.SQ.FTS.B, 5.57%, 5/14/25	1,100	766
[a]7219508.SQ.FTS.B, 6.415%, 5/14/25	178	133
[a]7222228.SQ.FTS.B, 4.657%, 5/15/25	1,199	1,136
[a]7223668.SQ.FTS.B, 4.756%, 5/15/25	916	26
[a]7223750.SQ.FTS.B, 5.378%, 5/15/25	366	319
[a]7221936.SQ.FTS.B, 5.772%, 5/15/25	330	234
[a]7229548.SQ.FTS.B, 5.568%, 5/16/25	6,599	4,891
[a]7227981.SQ.FTS.B, 5.77%, 5/16/25	1,615	18
[a]7227866.SQ.FTS.B, 6.012%, 5/16/25	2,001	1,320
[a]7233660.SQ.FTS.B, 4.73%, 5/17/25	658	17
[a]7233812.SQ.FTS.B, 4.78%, 5/17/25	322	117
[a]7232691.SQ.FTS.B, 5.755%, 5/17/25	35,058	16,944
[a]7235467.SQ.FTS.B, 5.189%, 5/19/25	2,001	1,757
[a]7236378.SQ.FTS.B, 5.418%, 5/19/25	31	25
[a]7238159.SQ.FTS.B, 5.747%, 5/20/25	1,439	761
[a]7243958.SQ.FTS.B, 4.653%, 5/21/25	16,197	310
[a]7243571.SQ.FTS.B, 4.937%, 5/21/25	1,795	1,685
[a]7244207.SQ.FTS.B, 5.566%, 5/21/25	7,060	4,993
[a]7243185.SQ.FTS.B, 5.567%, 5/21/25	2,795	2,684
[a]7244363.SQ.FTS.B, 5.573%, 5/21/25	2,610	51
[a]7244108.SQ.FTS.B, 5.75%, 5/21/25	1,133	545
[a]7243023.SQ.FTS.B, 6.158%, 5/21/25	21	15
[a]7248245.SQ.FTS.B, 4.65%, 5/22/25	1,586	1,367
[a]7248727.SQ.FTS.B, 4.654%, 5/22/25	8,081	7,890
[a]7249871.SQ.FTS.B, 5.374%, 5/22/25	2,052	1,611
[a]7249505.SQ.FTS.B, 5.38%, 5/22/25	4,386	56
[a]7247506.SQ.FTS.B, 5.562%, 5/22/25	54	50
[a]7249579.SQ.FTS.B, 5.565%, 5/22/25	9,581	358
[a]7248337.SQ.FTS.B, 5.566%, 5/22/25	2,030	1,802
[a]7250972.SQ.FTS.B, 5.749%, 5/22/25	1,122	148
[a]7248608.SQ.FTS.B, 6.162%, 5/22/25	1,522	533
[a]7251597.SQ.FTS.B, 4.717%, 5/23/25	25	21
[a]7251367.SQ.FTS.B, 4.936%, 5/23/25	3,259	2,964
[a]7251706.SQ.FTS.B, 5.561%, 5/23/25	2,217	1,779
[a]7251651.SQ.FTS.B, 5.755%, 5/23/25	5,165	117
[a]7253125.SQ.FTS.B, 6.008%, 5/24/25	9,228	7,041
[a]7255268.SQ.FTS.B, 4.751%, 5/25/25	17	10

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	39

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7254942.SQ.FTS.B, 5.181%, 5/25/25	$933	$601
[a]7255280.SQ.FTS.B, 5.581%, 5/25/25	2,104	27
[a]7255995.SQ.FTS.B, 6.157%, 5/25/25	1,767	429
[a]7255984.SQ.FTS.B, 6.245%, 5/25/25	538	340
[a]7256298.SQ.FTS.B, 5.19%, 5/26/25	1,172	1,099
[a]7262165.SQ.FTS.B, 4.654%, 5/28/25	21,003	10,649
[a]7261827.SQ.FTS.B, 4.937%, 5/28/25	9,011	7,494
[a]7262587.SQ.FTS.B, 5.566%, 5/28/25	11,195	5,880
[a]7261221.SQ.FTS.B, 5.986%, 5/28/25	229	213
[a]7261105.SQ.FTS.B, 6.154%, 5/28/25	766	186
[a]7265686.SQ.FTS.B, 5.756%, 5/29/25	332	252
[a]7265503.SQ.FTS.B, 6.175%, 5/29/25	627	445
[a]7273080.SQ.FTS.B, 4.653%, 5/30/25	2,228	2,165
[a]7271826.SQ.FTS.B, 4.654%, 5/30/25	8,738	8,610
[a]7269934.SQ.FTS.B, 5.565%, 5/30/25	2,977	2,707
[a]7273316.SQ.FTS.B, 5.753%, 5/30/25	14,525	227
[a]7273042.SQ.FTS.B, 6.01%, 5/30/25	83	78
[a]7273451.SQ.FTS.B, 6.415%, 5/30/25	2,034	1,505
[a]7276376.SQ.FTS.B, 4.655%, 6/01/25	13,113	362
[a]7276776.SQ.FTS.B, 5.755%, 6/01/25	423	409
[a]7274153.SQ.FTS.B, 6.005%, 6/01/25	13,850	9,325
[a]7277477.SQ.FTS.B, 5.563%, 6/02/25	2,829	2,369
[a]7277620.SQ.FTS.B, 5.75%, 6/02/25	434	423
[a]7278984.SQ.FTS.B, 5.435%, 6/03/25	458	363
[a]7281920.SQ.FTS.B, 4.75%, 6/04/25	743	413
[a]7281310.SQ.FTS.B, 5.566%, 6/04/25	1,772	1,456
[a]7283556.SQ.FTS.B, 5.574%, 6/04/25	703	587
[a]7281741.SQ.FTS.B, 5.753%, 6/04/25	1,005	888
[a]7282433.SQ.FTS.B, 5.756%, 6/04/25	3,465	2,937
[a]7287198.SQ.FTS.B, 5.187%, 6/05/25	3,188	2,923
[a]7285051.SQ.FTS.B, 6.002%, 6/05/25	1,151	726
[a]7289364.SQ.FTS.B, 4.934%, 6/06/25	1,633	1,531
[a]7288271.SQ.FTS.B, 4.935%, 6/06/25	3,605	3,486
[a]7290561.SQ.FTS.B, 4.937%, 6/06/25	28,751	757
[a]7290026.SQ.FTS.B, 5.38%, 6/06/25	12,287	143
[a]7296850.SQ.FTS.B, 4.654%, 6/07/25	11,922	11,503
[a]7297748.SQ.FTS.B, 4.75%, 6/07/25	869	554
[a]7296734.SQ.FTS.B, 4.939%, 6/07/25	1,923	1,866
[a]7296387.SQ.FTS.B, 6.162%, 6/07/25	12,917	8,284
[a]7293665.SQ.FTS.B, 6.167%, 6/07/25	1,766	638
[a]7296180.SQ.FTS.B, 6.416%, 6/07/25	3,271	1,975
[a]7297967.SQ.FTS.B, 4.657%, 6/08/25	2,122	2,022
[a]7299120.SQ.FTS.B, 4.938%, 6/08/25	3,783	2,621
[a]7300878.SQ.FTS.B, 5.198%, 6/08/25	335	315
[a]7298884.SQ.FTS.B, 5.361%, 6/08/25	86	85
[a]7298379.SQ.FTS.B, 5.565%, 6/08/25	12,186	958
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7300605.SQ.FTS.B, 5.568%, 6/08/25	$614	$537
[a]7300855.SQ.FTS.B, 5.736%, 6/08/25	1,131	156
[a]7299245.SQ.FTS.B, 6.171%, 6/08/25	3,563	279
[a]7299309.SQ.FTS.B, 6.258%, 6/08/25	9,961	2,228
[a]7302186.SQ.FTS.B, 4.727%, 6/09/25	1,118	15
[a]7301783.SQ.FTS.B, 5.374%, 6/09/25	1,759	1,694
[a]7301997.SQ.FTS.B, 5.379%, 6/09/25	7	7
[a]7301900.SQ.FTS.B, 6.007%, 6/09/25	4,024	2,859
[a]7302660.SQ.FTS.B, 5.439%, 6/10/25	1,300	72
[a]7303400.SQ.FTS.B, 5.759%, 6/10/25	3,687	2,440
[a]7305010.SQ.FTS.B, 5.567%, 6/11/25	1,868	1,277
[a]7313105.SQ.FTS.B, 4.652%, 6/12/25	1,770	1,755
[a]7313901.SQ.FTS.B, 4.653%, 6/12/25	1,536	1,516
[a]7313224.SQ.FTS.B, 4.75%, 6/12/25	1,511	1,054
[a]7309810.SQ.FTS.B, 4.937%, 6/12/25	19,077	1,172
[a]7313548.SQ.FTS.B, 4.938%, 6/12/25	25,540	4,361
[a]7313889.SQ.FTS.B, 5.371%, 6/12/25	278	261
[a]7314568.SQ.FTS.B, 5.375%, 6/12/25	1,794	1,492
[a]7313455.SQ.FTS.B, 5.755%, 6/12/25	4,806	3,952
[a]7316921.SQ.FTS.B, 5.384%, 6/13/25	1,042	938
[a]7316695.SQ.FTS.B, 6.005%, 6/13/25	583	450
[a]7322262.SQ.FTS.B, 4.937%, 6/14/25	22,096	16,868
[a]7320420.SQ.FTS.B, 5.19%, 6/14/25	683	677
[a]7320914.SQ.FTS.B, 5.372%, 6/14/25	1,268	973
[a]7322111.SQ.FTS.B, 5.752%, 6/14/25	1,534	1,395
[a]7321205.SQ.FTS.B, 6.132%, 6/14/25	463	6
[a]7327192.SQ.FTS.B, 4.655%, 6/15/25	2,020	2,010
[a]7326597.SQ.FTS.B, 5.18%, 6/15/25	747	667
[a]7324843.SQ.FTS.B, 5.761%, 6/15/25	1,080	749
[a]7326549.SQ.FTS.B, 5.763%, 6/15/25	2,010	1,091
[a]7324812.SQ.FTS.B, 6.164%, 6/15/25	705	60
[a]7326850.SQ.FTS.B, 6.165%, 6/15/25	324	105
[a]7329000.SQ.FTS.B, 6.175%, 6/16/25	790	553
[a]7328067.SQ.FTS.B, 6.259%, 6/16/25	8,382	5,716
[a]7329113.SQ.FTS.B, 5.19%, 6/17/25	10,623	3,999
[a]7329506.SQ.FTS.B, 5.756%, 6/17/25	4,395	92
[a]7334033.SQ.FTS.B, 4.717%, 6/18/25	232	125
[a]7334213.SQ.FTS.B, 4.76%, 6/18/25	2,715	24
[a]7330370.SQ.FTS.B, 5.368%, 6/18/25	2,170	45
[a]7332453.SQ.FTS.B, 5.379%, 6/18/25	338	320
[a]7330811.SQ.FTS.B, 5.56%, 6/18/25	2,976	1,770
[a]7333735.SQ.FTS.B, 5.56%, 6/18/25	949	864
[a]7334073.SQ.FTS.B, 6.004%, 6/18/25	3,278	2,563
[a]7334262.SQ.FTS.B, 6.254%, 6/18/25	1,427	1,262
[a]7336025.SQ.FTS.B, 4.654%, 6/19/25	6,971	6,884
[a]7334964.SQ.FTS.B, 4.655%, 6/19/25	1,405	1,398

40	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7335358.SQ.FTS.B, 4.735%, 6/19/25	$214	$135
[a]7337996.SQ.FTS.B, 5.192%, 6/19/25	3,988	1,082
[a]7337001.SQ.FTS.B, 5.378%, 6/19/25	6,699	5,465
[a]7335700.SQ.FTS.B, 5.379%, 6/19/25	21,677	547
[a]7336392.SQ.FTS.B, 5.387%, 6/19/25	227	219
[a]7334461.SQ.FTS.B, 6.01%, 6/19/25	374	276
[a]7340973.SQ.FTS.B, 5.181%, 6/20/25	982	274
[a]7338810.SQ.FTS.B, 5.375%, 6/20/25	3,546	2,290
[a]7339691.SQ.FTS.B, 5.563%, 6/20/25	2,008	1,601
[a]7340124.SQ.FTS.B, 6.26%, 6/20/25	1,032	938
[a]7340466.SQ.FTS.B, 6.416%, 6/20/25	6,487	83
[a]7346272.SQ.FTS.B, 4.654%, 6/21/25	2,426	2,330
[a]7344629.SQ.FTS.B, 4.657%, 6/21/25	2,162	2,001
[a]7346697.SQ.FTS.B, 5.745%, 6/21/25	494	467
[a]7344615.SQ.FTS.B, 5.757%, 6/21/25	634	360
[a]7344686.SQ.FTS.B, 5.984%, 6/21/25	680	72
[a]7344580.SQ.FTS.B, 6.421%, 6/21/25	1,505	1,150
[a]7348922.SQ.FTS.B, 4.654%, 6/22/25	26,634	24,894
[a]7348182.SQ.FTS.B, 5.191%, 6/22/25	8,625	6,473
[a]7350116.SQ.FTS.B, 5.377%, 6/22/25	8,273	4,542
[a]7351088.SQ.FTS.B, 5.38%, 6/22/25	1,796	1,618
[a]7350697.SQ.FTS.B, 5.437%, 6/22/25	1,544	1,105
[a]7351036.SQ.FTS.B, 6.153%, 6/22/25	2,146	1,206
[a]7350364.SQ.FTS.B, 6.164%, 6/22/25	3,319	1,654
[a]7351274.SQ.FTS.B, 6.256%, 6/22/25	1,291	1,222
[a]7352111.SQ.FTS.B, 4.936%, 6/23/25	2,143	2,075
[a]7352296.SQ.FTS.B, 5.374%, 6/23/25	619	517
[a]7351708.SQ.FTS.B, 5.377%, 6/23/25	2,562	2,408
[a]7352326.SQ.FTS.B, 5.566%, 6/23/25	2,696	2,403
[a]7351905.SQ.FTS.B, 5.572%, 6/23/25	890	697
[a]7352037.SQ.FTS.B, 5.995%, 6/23/25	1,949	1,071
[a]7352905.SQ.FTS.B, 5.188%, 6/24/25	2,985	2,921
[a]7353627.SQ.FTS.B, 6.258%, 6/25/25	37,092	22,578
[a]7359659.SQ.FTS.B, 4.937%, 6/27/25	7,500	6,559
[a]7360784.SQ.FTS.B, 5.569%, 6/27/25	2,714	2,330
[a]7361225.SQ.FTS.B, 5.741%, 6/27/25	1,139	752
[a]7360088.SQ.FTS.B, 5.745%, 6/27/25	143	138
[a]7360537.SQ.FTS.B, 5.999%, 6/27/25	1,318	1,112
[a]7360259.SQ.FTS.B, 6.26%, 6/27/25	12,016	307
[a]7365864.SQ.FTS.B, 4.754%, 6/28/25	1,280	208
[a]7367432.SQ.FTS.B, 4.937%, 6/29/25	16,104	2,320
[a]7369572.SQ.FTS.B, 4.937%, 6/29/25	22,377	15,162
[a]7369290.SQ.FTS.B, 6.163%, 6/29/25	2,162	1,872
[a]7370739.SQ.FTS.B, 4.75%, 6/30/25	4,173	89
[a]7370621.SQ.FTS.B, 5.428%, 6/30/25	861	644
[a]7372484.SQ.FTS.B, 5.437%, 7/01/25	6,195	1,788
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7374542.SQ.FTS.B, 4.933%, 7/02/25	$624	$621
[a]7373846.SQ.FTS.B, 5.377%, 7/02/25	1,847	1,817
[a]7372822.SQ.FTS.B, 5.384%, 7/02/25	952	791
[a]7375947.SQ.FTS.B, 5.569%, 7/02/25	118	118
[a]7375657.SQ.FTS.B, 6.017%, 7/02/25	1,085	248
[a]7376298.SQ.FTS.B, 4.937%, 7/03/25	3,821	3,632
[a]7379018.SQ.FTS.B, 5.567%, 7/03/25	1,328	1,304
[a]7382823.SQ.FTS.B, 4.937%, 7/04/25	35,680	966
[a]7382112.SQ.FTS.B, 5.441%, 7/04/25	7,381	4,265
[a]7381323.SQ.FTS.B, 6.165%, 7/04/25	9,769	5,923
[a]7384786.SQ.FTS.B, 5.187%, 7/05/25	1,704	1,006
[a]7386885.SQ.FTS.B, 5.189%, 7/05/25	2,257	2,197
[a]7386731.SQ.FTS.B, 5.191%, 7/05/25	1,910	1,875
[a]7385816.SQ.FTS.B, 5.456%, 7/05/25	976	363
[a]7385186.SQ.FTS.B, 5.565%, 7/05/25	15,580	321
[a]7385592.SQ.FTS.B, 5.999%, 7/05/25	1,553	458
[a]7384646.SQ.FTS.B, 6.278%, 7/05/25	805	259
[a]7387245.SQ.FTS.B, 4.652%, 7/06/25	1,318	1,293
[a]7388297.SQ.FTS.B, 4.939%, 7/07/25	7,367	2,746
[a]7389685.SQ.FTS.B, 4.753%, 7/08/25	819	15
[a]7391456.SQ.FTS.B, 5.374%, 7/08/25	3,371	1,971
[a]7396710.SQ.FTS.B, 4.654%, 7/10/25	11,263	10,917
[a]7396669.SQ.FTS.B, 5.758%, 7/10/25	7,324	88
[a]7397069.SQ.FTS.B, 5.764%, 7/10/25	593	565
[a]7397061.SQ.FTS.B, 6.264%, 7/10/25	38	36
[a]7402894.SQ.FTS.B, 4.938%, 7/11/25	2,951	2,938
[a]7401793.SQ.FTS.B, 5.573%, 7/11/25	182	169
[a]7405560.SQ.FTS.B, 4.654%, 7/12/25	2,407	2,319
[a]7405615.SQ.FTS.B, 4.655%, 7/12/25	5,921	5,538
[a]7406239.SQ.FTS.B, 5.177%, 7/12/25	233	229
[a]7404632.SQ.FTS.B, 5.195%, 7/12/25	5,041	84
[a]7406230.SQ.FTS.B, 5.451%, 7/12/25	913	443
[a]7406700.SQ.FTS.B, 5.189%, 7/13/25	6,928	6,689
[a]7407678.SQ.FTS.B, 5.201%, 7/14/25	1,167	777
[a]7407193.SQ.FTS.B, 5.378%, 7/14/25	1,423	1,392
[a]7407499.SQ.FTS.B, 6.008%, 7/14/25	5,293	2,532
[a]7408357.SQ.FTS.B, 4.654%, 7/15/25	240	239
[a]7408406.SQ.FTS.B, 6.008%, 7/15/25	315	305
[a]7409564.SQ.FTS.B, 4.938%, 7/16/25	5,280	3,773
[a]7410810.SQ.FTS.B, 5.179%, 7/16/25	1,558	1,197
[a]7410871.SQ.FTS.B, 5.199%, 7/16/25	525	190
[a]7411162.SQ.FTS.B, 5.566%, 7/16/25	33,263	10,936
[a]7409266.SQ.FTS.B, 5.572%, 7/16/25	1,229	1,129
[a]7410796.SQ.FTS.B, 5.744%, 7/16/25	793	582
[a]7409131.SQ.FTS.B, 5.754%, 7/16/25	90	88
[a]7409794.SQ.FTS.B, 6.252%, 7/16/25	2,044	1,204

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	41

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7411944.SQ.FTS.B, 4.749%, 7/17/25	$4,926	$3,132
[a]7413957.SQ.FTS.B, 4.931%, 7/17/25	900	825
[a]7413977.SQ.FTS.B, 5.377%, 7/17/25	4,741	3,957
[a]7412170.SQ.FTS.B, 5.379%, 7/17/25	10,387	188
[a]7411720.SQ.FTS.B, 5.565%, 7/17/25	12,964	7,447
[a]7417937.SQ.FTS.B, 4.654%, 7/18/25	25,107	512
[a]7418984.SQ.FTS.B, 4.654%, 7/18/25	29,590	11,704
[a]7420229.SQ.FTS.B, 4.939%, 7/19/25	604	600
[a]7419256.SQ.FTS.B, 5.565%, 7/19/25	571	558
[a]7421975.SQ.FTS.B, 5.996%, 7/19/25	1,619	18
[a]7419360.SQ.FTS.B, 6.157%, 7/19/25	464	207
[a]7422360.SQ.FTS.B, 6.254%, 7/19/25	650	226
[a]7421989.SQ.FTS.B, 6.415%, 7/19/25	550	375
[a]7423364.SQ.FTS.B, 4.939%, 7/21/25	5,514	133
[a]7423629.SQ.FTS.B, 5.196%, 7/21/25	1,060	998
[a]7423482.SQ.FTS.B, 5.753%, 7/21/25	5,525	4,980
[a]7425766.SQ.FTS.B, 5.57%, 7/22/25	6,840	2,485
[a]7425900.SQ.FTS.B, 5.754%, 7/22/25	9,527	7,412
[a]7425843.SQ.FTS.B, 6.004%, 7/22/25	3,954	74
[a]7429812.SQ.FTS.B, 4.654%, 7/23/25	1,471	1,383
[a]7429319.SQ.FTS.B, 4.937%, 7/23/25	4,742	4,048
[a]7432673.SQ.FTS.B, 4.654%, 7/24/25	1,621	1,603
[a]7430864.SQ.FTS.B, 5.191%, 7/24/25	3,605	3,267
[a]7441666.SQ.FTS.B, 5.378%, 7/26/25	12,785	11,012
[a]7441991.SQ.FTS.B, 5.565%, 7/26/25	4,866	4,012
[a]7438907.SQ.FTS.B, 5.567%, 7/26/25	3,016	2,877
[a]7439471.SQ.FTS.B, 5.754%, 7/26/25	21,042	9,623
[a]7442099.SQ.FTS.B, 5.562%, 7/27/25	137	136
[a]7442536.SQ.FTS.B, 5.562%, 7/27/25	364	359
[a]7443423.SQ.FTS.B, 4.658%, 7/28/25	1,244	1,231
[a]7443527.SQ.FTS.B, 5.565%, 7/28/25	2,219	2,157
[a]7442975.SQ.FTS.B, 5.75%, 7/28/25	1,775	36
[a]7443490.SQ.FTS.B, 5.753%, 7/28/25	998	900
[a]7443404.SQ.FTS.B, 6.157%, 7/28/25	280	249
[a]7447146.SQ.FTS.B, 6.008%, 7/29/25	4,514	3,814
[a]7447478.SQ.FTS.B, 6.279%, 7/29/25	12	12
[a]7449355.SQ.FTS.B, 5.181%, 7/30/25	2,153	1,772
[a]7447921.SQ.FTS.B, 5.19%, 7/30/25	8,003	4,992
[a]7450427.SQ.FTS.B, 5.19%, 7/30/25	8,598	7,371
[a]7448609.SQ.FTS.B, 5.993%, 7/30/25	486	396
[a]7452358.SQ.FTS.B, 4.645%, 7/31/25	1,418	1,305
[a]7451728.SQ.FTS.B, 4.742%, 7/31/25	3,791	77
[a]7452194.SQ.FTS.B, 4.936%, 7/31/25	1,191	1,183
[a]7453906.SQ.FTS.B, 4.937%, 7/31/25	99	99
[a]7452666.SQ.FTS.B, 4.938%, 7/31/25	7,290	7,202
[a]7452985.SQ.FTS.B, 5.19%, 7/31/25	5,163	4,251
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7451686.SQ.FTS.B, 5.559%, 7/31/25	$373	$319
[a]7456543.SQ.FTS.B, 5.189%, 8/01/25	4,582	129
[a]7459778.SQ.FTS.B, 5.19%, 8/01/25	13,461	11,760
[a]7456319.SQ.FTS.B, 5.378%, 8/01/25	2,906	2,240
[a]7458461.SQ.FTS.B, 5.566%, 8/01/25	1,797	1,683
[a]7461935.SQ.FTS.B, 4.654%, 8/02/25	2,877	2,480
[a]7462219.SQ.FTS.B, 5.189%, 8/02/25	7,812	7,722
[a]7460306.SQ.FTS.B, 5.453%, 8/02/25	1,153	715
[a]7461229.SQ.FTS.B, 6.416%, 8/02/25	2,806	1,945
[a]7460506.SQ.FTS.B, 6.43%, 8/02/25	1,221	699
[a]7462737.SQ.FTS.B, 4.939%, 8/03/25	482	479
[a]7463365.SQ.FTS.B, 5.379%, 8/03/25	1,061	817
[a]7463465.SQ.FTS.B, 6.009%, 8/03/25	9,525	192
[a]7464136.SQ.FTS.B, 4.648%, 8/04/25	1,435	1,390
[a]7463702.SQ.FTS.B, 5.754%, 8/04/25	4,365	2,811
[a]7464300.SQ.FTS.B, 5.755%, 8/04/25	862	686
[a]7467565.SQ.FTS.B, 5.185%, 8/05/25	1,078	1,058
[a]7464866.SQ.FTS.B, 5.241%, 8/05/25	108	107
[a]7465703.SQ.FTS.B, 5.375%, 8/05/25	2,799	2,691
[a]7469386.SQ.FTS.B, 5.188%, 8/06/25	5,240	4,964
[a]7470776.SQ.FTS.B, 5.371%, 8/06/25	1,177	1,107
[a]7470408.SQ.FTS.B, 6.006%, 8/06/25	7,993	5,540
[a]7472124.SQ.FTS.B, 4.653%, 8/07/25	2,331	2,291
[a]7472839.SQ.FTS.B, 4.653%, 8/07/25	3,669	3,556
[a]7472670.SQ.FTS.B, 4.656%, 8/07/25	403	401
[a]7472315.SQ.FTS.B, 4.739%, 8/07/25	610	227
[a]7473443.SQ.FTS.B, 4.935%, 8/07/25	63	62
[a]7474257.SQ.FTS.B, 5.756%, 8/07/25	16,236	345
[a]7471571.SQ.FTS.B, 6.016%, 8/07/25	584	518
[a]7473548.SQ.FTS.B, 6.256%, 8/07/25	13,601	224
[a]7479464.SQ.FTS.B, 4.654%, 8/08/25	3,761	3,389
[a]7477832.SQ.FTS.B, 4.655%, 8/08/25	4,153	3,853
[a]7476745.SQ.FTS.B, 5.189%, 8/08/25	2,294	1,959
[a]7477995.SQ.FTS.B, 5.377%, 8/08/25	8,862	8,052
[a]7476692.SQ.FTS.B, 5.761%, 8/08/25	2,296	1,214
[a]7481914.SQ.FTS.B, 4.654%, 8/09/25	724	712
[a]7483718.SQ.FTS.B, 4.94%, 8/10/25	1,092	1,075
[a]7483806.SQ.FTS.B, 5.564%, 8/10/25	1,964	1,861
[a]7486805.SQ.FTS.B, 4.654%, 8/12/25	36,656	35,489
[a]7487738.SQ.FTS.B, 4.655%, 8/12/25	4,520	4,442
[a]7486693.SQ.FTS.B, 4.743%, 8/12/25	1,751	999
[a]7486245.SQ.FTS.B, 5.751%, 8/12/25	3,752	2,868
[a]7486576.SQ.FTS.B, 6.252%, 8/12/25	276	238
[a]7485874.SQ.FTS.B, 6.414%, 8/12/25	6,996	303
[a]7491321.SQ.FTS.B, 4.653%, 8/13/25	7,067	6,863
[a]7490315.SQ.FTS.B, 4.936%, 8/13/25	477	473

42	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7490606.SQ.FTS.B, 4.943%, 8/13/25	$1,779	$1,725
[a]7489747.SQ.FTS.B, 5.19%, 8/13/25	5,715	5,375
[a]7490334.SQ.FTS.B, 5.377%, 8/13/25	957	953
[a]7490765.SQ.FTS.B, 5.377%, 8/13/25	14,980	9,967
[a]7491258.SQ.FTS.B, 5.384%, 8/13/25	2,239	1,569
[a]7489518.SQ.FTS.B, 5.755%, 8/13/25	4,560	3,903
[a]7488371.SQ.FTS.B, 6.153%, 8/13/25	183	172
[a]7490647.SQ.FTS.B, 6.157%, 8/13/25	1,939	1,119
[a]7491010.SQ.FTS.B, 6.26%, 8/13/25	5,510	4,746
[a]7492927.SQ.FTS.B, 4.659%, 8/14/25	266	265
[a]7493085.SQ.FTS.B, 5.189%, 8/14/25	7,944	7,643
[a]7492570.SQ.FTS.B, 6.258%, 8/14/25	3,188	2,006
[a]7501704.SQ.FTS.B, 4.657%, 8/15/25	1,323	1,304
[a]7500868.SQ.FTS.B, 5.191%, 8/15/25	6,360	6,025
[a]7502543.SQ.FTS.B, 5.199%, 8/15/25	69	69
[a]7501384.SQ.FTS.B, 5.377%, 8/15/25	2,272	2,212
[a]7503759.SQ.FTS.B, 5.568%, 8/15/25	3,038	2,137
[a]7500385.SQ.FTS.B, 5.572%, 8/15/25	2,729	1,718
[a]7503853.SQ.FTS.B, 6.007%, 8/15/25	13,509	12,234
[a]7500335.SQ.FTS.B, 6.254%, 8/15/25	2,299	1,692
[a]7506411.SQ.FTS.B, 4.648%, 8/16/25	697	691
[a]7505335.SQ.FTS.B, 4.653%, 8/16/25	3,429	3,334
[a]7505904.SQ.FTS.B, 4.655%, 8/16/25	1,851	1,828
[a]7506181.SQ.FTS.B, 4.656%, 8/16/25	3,027	2,978
[a]7506814.SQ.FTS.B, 4.937%, 8/16/25	3,585	3,541
[a]7505314.SQ.FTS.B, 5.371%, 8/16/25	449	411
[a]7507153.SQ.FTS.B, 5.563%, 8/16/25	795	759
[a]7505871.SQ.FTS.B, 5.773%, 8/16/25	583	60
[a]7506519.SQ.FTS.B, 6.023%, 8/16/25	739	584
[a]7507909.SQ.FTS.B, 6.258%, 8/16/25	30,984	602
[a]7509068.SQ.FTS.B, 4.937%, 8/17/25	5,179	5,106
[a]7508859.SQ.FTS.B, 4.939%, 8/17/25	1,621	1,349
[a]7508979.SQ.FTS.B, 5.375%, 8/17/25	781	775
[a]7509305.SQ.FTS.B, 5.388%, 8/17/25	738	670
[a]7509672.SQ.FTS.B, 5.481%, 8/17/25	580	275
[a]7509815.SQ.FTS.B, 5.567%, 8/17/25	10,596	9,827
[a]7509328.SQ.FTS.B, 6.007%, 8/17/25	285	279
[a]7510054.SQ.FTS.B, 4.652%, 8/18/25	1,589	1,569
[a]7510786.SQ.FTS.B, 4.653%, 8/18/25	2,494	2,471
[a]7510173.SQ.FTS.B, 4.655%, 8/18/25	11,860	10,294
[a]7510420.SQ.FTS.B, 4.941%, 8/18/25	1,146	1,121
[a]7510553.SQ.FTS.B, 5.754%, 8/18/25	54	53
[a]7510960.SQ.FTS.B, 6.006%, 8/18/25	771	758
[a]7511986.SQ.FTS.B, 4.654%, 8/19/25	340	338
[a]7512125.SQ.FTS.B, 4.654%, 8/19/25	3,494	3,109
[a]7512273.SQ.FTS.B, 5.188%, 8/19/25	4,668	4,593
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7512187.SQ.FTS.B, 5.19%, 8/19/25	$2,270	$2,172
[a]7511245.SQ.FTS.B, 5.211%, 8/19/25	301	296
[a]7513842.SQ.FTS.B, 4.649%, 8/20/25	832	824
[a]7515422.SQ.FTS.B, 4.937%, 8/20/25	12,776	12,433
[a]7513894.SQ.FTS.B, 5.19%, 8/20/25	5,257	4,017
[a]7513007.SQ.FTS.B, 5.374%, 8/20/25	578	537
[a]7515797.SQ.FTS.B, 5.375%, 8/20/25	2,881	2,827
[a]7515078.SQ.FTS.B, 5.756%, 8/20/25	4,267	4,198
[a]7514762.SQ.FTS.B, 6.416%, 8/20/25	16,187	12,395
[a]7517983.SQ.FTS.B, 4.755%, 8/21/25	843	12
[a]7519178.SQ.FTS.B, 4.939%, 8/21/25	2,083	2,041
[a]7517647.SQ.FTS.B, 5.378%, 8/21/25	6,279	3,824
[a]7519489.SQ.FTS.B, 5.382%, 8/21/25	3,156	1,323
[a]7518000.SQ.FTS.B, 5.568%, 8/21/25	1,076	1,008
[a]7519526.SQ.FTS.B, 5.742%, 8/21/25	472	397
[a]7517921.SQ.FTS.B, 6%, 8/21/25	1,691	1,272
[a]7516754.SQ.FTS.B, 6.015%, 8/21/25	1,146	749
[a]7521809.SQ.FTS.B, 4.651%, 8/22/25	1,943	1,917
[a]7523463.SQ.FTS.B, 4.938%, 8/22/25	353	351
[a]7524063.SQ.FTS.B, 5.381%, 8/22/25	984	916
[a]7525635.SQ.FTS.B, 5.572%, 8/22/25	306	295
[a]7522056.SQ.FTS.B, 6.415%, 8/22/25	2,762	2,580
[a]7526267.SQ.FTS.B, 4.652%, 8/23/25	1,992	1,934
[a]7526426.SQ.FTS.B, 4.654%, 8/23/25	40,269	31,331
[a]7529173.SQ.FTS.B, 4.743%, 8/23/25	784	80
[a]7526094.SQ.FTS.B, 4.946%, 8/23/25	184	182
[a]7529446.SQ.FTS.B, 4.948%, 8/23/25	2,327	318
[a]7528897.SQ.FTS.B, 5.44%, 8/23/25	16,423	291
[a]7529470.SQ.FTS.B, 5.753%, 8/23/25	13,971	1,415
[a]7528166.SQ.FTS.B, 5.755%, 8/23/25	1,955	1,259
[a]7529705.SQ.FTS.B, 4.937%, 8/24/25	9,719	4,104
[a]7529827.SQ.FTS.B, 6.003%, 8/24/25	821	389
[a]7531238.SQ.FTS.B, 4.934%, 8/25/25	2,415	2,219
[a]7530978.SQ.FTS.B, 4.937%, 8/25/25	1,954	1,938
[a]7530909.SQ.FTS.B, 5.366%, 8/25/25	727	595
[a]7535224.SQ.FTS.B, 4.654%, 8/26/25	1,567	1,527
[a]7534235.SQ.FTS.B, 4.655%, 8/26/25	3,881	3,804
[a]7532113.SQ.FTS.B, 4.656%, 8/26/25	2,294	2,274
[a]7533177.SQ.FTS.B, 4.657%, 8/26/25	684	681
[a]7533825.SQ.FTS.B, 5.19%, 8/26/25	1,469	1,458
[a]7534603.SQ.FTS.B, 5.377%, 8/26/25	4,967	4,898
[a]7534396.SQ.FTS.B, 5.738%, 8/26/25	985	260
[a]7534365.SQ.FTS.B, 5.749%, 8/26/25	975	805
[a]7537291.SQ.FTS.B, 4.649%, 8/27/25	424	422
[a]7535785.SQ.FTS.B, 4.653%, 8/27/25	2,701	2,650
[a]7537773.SQ.FTS.B, 4.653%, 8/27/25	4,273	3,989

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	43

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7538033.SQ.FTS.B, 4.932%, 8/27/25	$963	$954
[a]7541658.SQ.FTS.B, 4.938%, 8/28/25	7,549	7,417
[a]7541314.SQ.FTS.B, 4.946%, 8/28/25	707	696
[a]7542464.SQ.FTS.B, 5.186%, 8/28/25	1,875	1,835
[a]7543385.SQ.FTS.B, 5.187%, 8/28/25	1,386	1,342
[a]7541560.SQ.FTS.B, 5.377%, 8/28/25	1,648	1,637
[a]7540631.SQ.FTS.B, 5.466%, 8/28/25	233	97
[a]7541534.SQ.FTS.B, 6.253%, 8/28/25	717	519
[a]7541004.SQ.FTS.B, 6.276%, 8/28/25	416	339
[a]7541290.SQ.FTS.B, 6.412%, 8/28/25	321	295
[a]7548161.SQ.FTS.B, 4.653%, 8/29/25	6,169	6,012
[a]7547341.SQ.FTS.B, 6.28%, 8/29/25	708	373
[a]7547912.SQ.FTS.B, 6.413%, 8/29/25	3,516	2,053
[a]7552298.SQ.FTS.B, 4.654%, 9/01/25	4,511	4,483
[a]7550520.SQ.FTS.B, 4.655%, 9/01/25	4,568	4,412
[a]7551202.SQ.FTS.B, 4.656%, 9/01/25	2,611	2,561
[a]7551974.SQ.FTS.B, 4.938%, 9/01/25	66	66
[a]7553007.SQ.FTS.B, 5.189%, 9/01/25	10,231	10,115
[a]7550899.SQ.FTS.B, 5.19%, 9/01/25	1,653	1,553
[a]7550967.SQ.FTS.B, 5.375%, 9/01/25	3,825	1,116
[a]7554320.SQ.FTS.B, 5.378%, 9/01/25	13,754	205
[a]7552757.SQ.FTS.B, 5.387%, 9/01/25	422	411
[a]7552156.SQ.FTS.B, 5.563%, 9/01/25	868	842
[a]7551613.SQ.FTS.B, 5.569%, 9/01/25	1,464	1,386
[a]7552708.SQ.FTS.B, 5.751%, 9/01/25	1,202	1,035
[a]7551743.SQ.FTS.B, 6.001%, 9/01/25	190	188
[a]7552739.SQ.FTS.B, 6.006%, 9/01/25	487	441
[a]7554705.SQ.FTS.B, 4.937%, 9/02/25	2,159	1,962
[a]7554913.SQ.FTS.B, 6.01%, 9/02/25	102	102
[a]7556450.SQ.FTS.B, 5.383%, 9/03/25	1,461	1,422
[a]7556673.SQ.FTS.B, 6.003%, 9/03/25	1,114	1,050
[a]7556199.SQ.FTS.B, 6.009%, 9/03/25	1,369	1,336
[a]7557240.SQ.FTS.B, 4.656%, 9/04/25	6,068	5,904
[a]7559616.SQ.FTS.B, 4.745%, 9/04/25	985	511
[a]7557081.SQ.FTS.B, 4.937%, 9/04/25	1,050	975
[a]7556990.SQ.FTS.B, 5.377%, 9/04/25	6,584	3,822
[a]7558015.SQ.FTS.B, 6.011%, 9/04/25	212	204
[a]7559058.SQ.FTS.B, 6.26%, 9/04/25	6,414	5,684
[a]7564705.SQ.FTS.B, 4.936%, 9/05/25	50	50
[a]7564206.SQ.FTS.B, 5.189%, 9/05/25	8,822	8,595
[a]7561072.SQ.FTS.B, 5.374%, 9/05/25	3,605	3,392
[a]7564172.SQ.FTS.B, 5.383%, 9/05/25	3,812	917
[a]7561192.SQ.FTS.B, 5.565%, 9/05/25	4,522	4,400
[a]7561998.SQ.FTS.B, 5.752%, 9/05/25	1,421	1,332
[a]7562156.SQ.FTS.B, 5.758%, 9/05/25	2,386	2,330
[a]7566483.SQ.FTS.B, 4.654%, 9/06/25	6,949	6,765
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7568596.SQ.FTS.B, 4.654%, 9/06/25	$2,324	$2,277
[a]7565691.SQ.FTS.B, 4.656%, 9/06/25	2,104	2,078
[a]7566284.SQ.FTS.B, 4.656%, 9/06/25	2,986	2,911
[a]7565784.SQ.FTS.B, 5.193%, 9/06/25	1,455	1,414
[a]7567627.SQ.FTS.B, 5.377%, 9/06/25	1,435	1,429
[a]7567904.SQ.FTS.B, 6.009%, 9/06/25	3,874	1,830
[a]7565613.SQ.FTS.B, 6.013%, 9/06/25	1,911	1,634
[a]7565647.SQ.FTS.B, 6.246%, 9/06/25	1,315	881
[a]7565850.SQ.FTS.B, 6.246%, 9/06/25	845	746
[a]7566801.SQ.FTS.B, 6.289%, 9/06/25	794	16
[a]7568007.SQ.FTS.B, 6.418%, 9/06/25	1,037	738
[a]7574387.SQ.FTS.B, 4.659%, 9/07/25	810	786
[a]7574669.SQ.FTS.B, 4.661%, 9/07/25	708	700
[a]7573584.SQ.FTS.B, 4.934%, 9/07/25	4,835	59
[a]7574348.SQ.FTS.B, 4.935%, 9/07/25	1,913	1,858
[a]7573400.SQ.FTS.B, 5.193%, 9/07/25	1,270	1,250
[a]7570992.SQ.FTS.B, 5.376%, 9/07/25	1,569	1,486
[a]7573069.SQ.FTS.B, 5.377%, 9/07/25	273	265
[a]7573801.SQ.FTS.B, 5.567%, 9/07/25	14,773	3,192
[a]7573203.SQ.FTS.B, 5.754%, 9/07/25	2,786	2,284
[a]7573146.SQ.FTS.B, 5.757%, 9/07/25	3,626	2,092
[a]7573987.SQ.FTS.B, 6.004%, 9/07/25	1,104	1,062
[a]7570952.SQ.FTS.B, 6.01%, 9/07/25	376	353
[a]7574527.SQ.FTS.B, 6.416%, 9/07/25	12,073	112
[a]7574775.SQ.FTS.B, 4.653%, 9/08/25	24,114	16,873
[a]7575028.SQ.FTS.B, 4.936%, 9/08/25	1,220	1,193
[a]7576126.SQ.FTS.B, 4.936%, 9/08/25	3,967	3,865
[a]7576764.SQ.FTS.B, 5.181%, 9/08/25	1,233	1,120
[a]7576374.SQ.FTS.B, 5.369%, 9/08/25	212	208
[a]7575766.SQ.FTS.B, 5.377%, 9/08/25	1,001	932
[a]7575088.SQ.FTS.B, 5.761%, 9/08/25	246	241
[a]7578388.SQ.FTS.B, 6.263%, 9/08/25	744	192
[a]7579124.SQ.FTS.B, 4.642%, 9/09/25	450	446
[a]7578413.SQ.FTS.B, 4.937%, 9/09/25	895	889
[a]7579197.SQ.FTS.B, 5.189%, 9/09/25	14,206	10,846
[a]7578730.SQ.FTS.B, 5.377%, 9/09/25	324	324
[a]7578624.SQ.FTS.B, 5.439%, 9/09/25	1,540	1,166
[a]7579169.SQ.FTS.B, 5.758%, 9/09/25	659	544
[a]7579146.SQ.FTS.B, 6.289%, 9/09/25	412	230
[a]7580282.SQ.FTS.B, 4.654%, 9/10/25	6,636	6,427
[a]7579437.SQ.FTS.B, 4.939%, 9/10/25	1,449	1,422
[a]7579877.SQ.FTS.B, 5.376%, 9/10/25	5,376	4,868
[a]7584109.SQ.FTS.B, 4.665%, 9/11/25	617	609
[a]7580695.SQ.FTS.B, 4.936%, 9/11/25	2,732	2,645
[a]7581779.SQ.FTS.B, 4.938%, 9/11/25	2,069	1,988
[a]7581325.SQ.FTS.B, 5.56%, 9/11/25	1,325	1,245

44	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7582015.SQ.FTS.B, 5.756%, 9/11/25	$2,807	$2,354
[a]7581750.SQ.FTS.B, 6.435%, 9/11/25	726	404
[a]7586080.SQ.FTS.B, 4.65%, 9/12/25	6,134	1,069
[a]7587725.SQ.FTS.B, 4.65%, 9/12/25	1,233	1,207
[a]7585629.SQ.FTS.B, 4.651%, 9/12/25	2,190	2,161
[a]7587307.SQ.FTS.B, 4.654%, 9/12/25	48,237	1,925
[a]7587926.SQ.FTS.B, 5.756%, 9/12/25	2,799	2,707
[a]7587874.SQ.FTS.B, 6.007%, 9/12/25	3,492	923
[a]7588083.SQ.FTS.B, 6.01%, 9/12/25	86	85
[a]7587680.SQ.FTS.B, 6.252%, 9/12/25	3,145	834
[a]7584854.SQ.FTS.B, 6.428%, 9/12/25	333	294
[a]7590306.SQ.FTS.B, 4.654%, 9/13/25	26,094	25,726
[a]7590257.SQ.FTS.B, 4.657%, 9/13/25	3,160	3,098
[a]7589464.SQ.FTS.B, 4.937%, 9/13/25	3,807	3,737
[a]7590174.SQ.FTS.B, 5.562%, 9/13/25	7,270	81
[a]7590122.SQ.FTS.B, 5.751%, 9/13/25	988	963
[a]7590215.SQ.FTS.B, 6.012%, 9/13/25	2,567	1,128
[a]7590233.SQ.FTS.B, 6.27%, 9/13/25	968	676
[a]7590078.SQ.FTS.B, 6.429%, 9/13/25	507	327
[a]7595236.SQ.FTS.B, 4.65%, 9/14/25	1,562	1,511
[a]7593837.SQ.FTS.B, 4.653%, 9/14/25	6,265	6,181
[a]7596094.SQ.FTS.B, 4.654%, 9/14/25	16,848	16,431
[a]7593546.SQ.FTS.B, 4.94%, 9/14/25	893	826
[a]7593263.SQ.FTS.B, 5.378%, 9/14/25	8,644	7,600
[a]7595607.SQ.FTS.B, 6.258%, 9/14/25	3,619	3,277
[a]7599586.SQ.FTS.B, 4.654%, 9/15/25	12,008	11,927
[a]7598425.SQ.FTS.B, 5.19%, 9/15/25	6,318	6,251
[a]7598723.SQ.FTS.B, 5.372%, 9/15/25	2,227	1,994
[a]7598765.SQ.FTS.B, 6.006%, 9/15/25	5,295	3,597
[a]7599950.SQ.FTS.B, 5.191%, 9/16/25	462	460
[a]7600629.SQ.FTS.B, 5.563%, 9/16/25	5,710	943
[a]7601245.SQ.FTS.B, 4.653%, 9/17/25	3,148	3,116
[a]7601619.SQ.FTS.B, 4.924%, 9/17/25	169	168
[a]7601034.SQ.FTS.B, 5.186%, 9/17/25	1,759	1,129
[a]7601637.SQ.FTS.B, 5.561%, 9/17/25	143	142
[a]7601451.SQ.FTS.B, 6.006%, 9/17/25	1,713	1,154
[a]7603828.SQ.FTS.B, 4.654%, 9/18/25	23,918	23,002
[a]7604489.SQ.FTS.B, 4.655%, 9/18/25	8,581	8,216
[a]7606796.SQ.FTS.B, 4.654%, 9/19/25	1,308	1,044
[a]7606278.SQ.FTS.B, 4.936%, 9/19/25	1,706	1,692
[a]7606561.SQ.FTS.B, 4.942%, 9/19/25	1,625	1,460
[a]7607871.SQ.FTS.B, 5.189%, 9/19/25	33,182	30,525
[a]7607836.SQ.FTS.B, 5.387%, 9/19/25	562	552
[a]7606993.SQ.FTS.B, 5.409%, 9/19/25	414	379
[a]7608517.SQ.FTS.B, 5.757%, 9/19/25	1,626	1,470
[a]7606716.SQ.FTS.B, 6.007%, 9/19/25	1,787	929
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7608748.SQ.FTS.B, 6.007%, 9/19/25	$30,329	$6,770
[a]7607003.SQ.FTS.B, 6.01%, 9/19/25	1,790	979
[a]7610377.SQ.FTS.B, 4.654%, 9/20/25	5,505	5,428
[a]7610916.SQ.FTS.B, 4.655%, 9/20/25	3,951	3,905
[a]7609225.SQ.FTS.B, 4.938%, 9/20/25	5,031	4,938
[a]7609595.SQ.FTS.B, 4.938%, 9/20/25	10,071	9,722
[a]7611385.SQ.FTS.B, 5.74%, 9/20/25	932	400
[a]7609540.SQ.FTS.B, 6.007%, 9/20/25	1,054	939
[a]7611097.SQ.FTS.B, 6.423%, 9/20/25	2,067	419
[a]7615759.SQ.FTS.B, 5.188%, 9/21/25	16,061	15,279
[a]7617994.SQ.FTS.B, 5.188%, 9/21/25	12,129	9,271
[a]7616557.SQ.FTS.B, 5.189%, 9/21/25	11,359	268
[a]7614800.SQ.FTS.B, 6.01%, 9/21/25	219	210
[a]7616489.SQ.FTS.B, 6.258%, 9/21/25	2,201	665
[a]7617901.SQ.FTS.B, 6.261%, 9/21/25	2,981	56
[a]7618362.SQ.FTS.B, 4.652%, 9/22/25	809	805
[a]7618783.SQ.FTS.B, 4.654%, 9/22/25	2,238	2,185
[a]7619423.SQ.FTS.B, 4.654%, 9/22/25	373	368
[a]7620758.SQ.FTS.B, 4.657%, 9/22/25	3,125	3,066
[a]7620074.SQ.FTS.B, 4.938%, 9/22/25	5,054	4,773
[a]7618894.SQ.FTS.B, 5.041%, 9/22/25	1,108	1,066
[a]7619488.SQ.FTS.B, 5.189%, 9/22/25	850	267
[a]7620808.SQ.FTS.B, 5.568%, 9/22/25	1,662	1,618
[a]7619705.SQ.FTS.B, 5.585%, 9/22/25	251	248
[a]7621073.SQ.FTS.B, 6.007%, 9/22/25	26,672	6,512
[a]7620888.SQ.FTS.B, 6.269%, 9/22/25	893	747
[a]7618964.SQ.FTS.B, 6.413%, 9/22/25	6,663	3,824
[a]7621769.SQ.FTS.B, 4.937%, 9/23/25	2,764	2,712
[a]7621895.SQ.FTS.B, 4.937%, 9/23/25	258	258
[a]7621327.SQ.FTS.B, 4.94%, 9/23/25	3,582	3,317
[a]7621639.SQ.FTS.B, 5.198%, 9/23/25	1,826	1,518
[a]7622036.SQ.FTS.B, 5.376%, 9/23/25	1,933	1,864
[a]7621601.SQ.FTS.B, 5.379%, 9/23/25	1,837	1,639
[a]7621653.SQ.FTS.B, 5.379%, 9/23/25	3,596	3,385
[a]7621282.SQ.FTS.B, 5.38%, 9/23/25	733	726
[a]7621747.SQ.FTS.B, 5.758%, 9/23/25	3,270	35
[a]7621715.SQ.FTS.B, 5.995%, 9/23/25	386	344
[a]7621982.SQ.FTS.B, 6.003%, 9/23/25	271	269
[a]7622251.SQ.FTS.B, 4.941%, 9/24/25	3,301	2,687
[a]7622436.SQ.FTS.B, 5.753%, 9/24/25	77	77
[a]7622472.SQ.FTS.B, 6.004%, 9/24/25	5,840	3,800
[a]7622636.SQ.FTS.B, 6.266%, 9/24/25	1,152	1,060
[a]7624372.SQ.FTS.B, 5.183%, 9/25/25	3,450	1,784
[a]7626300.SQ.FTS.B, 5.183%, 9/25/25	851	820
[a]7626238.SQ.FTS.B, 5.199%, 9/25/25	1,307	1,212
[a]7624145.SQ.FTS.B, 5.378%, 9/25/25	2,235	2,215

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	45

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7623613.SQ.FTS.B, 5.777%, 9/25/25	$329	$312
[a]7623536.SQ.FTS.B, 6.006%, 9/25/25	1,724	1,162
[a]7626328.SQ.FTS.B, 6.167%, 9/25/25	804	763
[a]7624417.SQ.FTS.B, 6.422%, 9/25/25	1,844	1,333
[a]7626624.SQ.FTS.B, 4.654%, 9/26/25	2,612	2,598
[a]7627133.SQ.FTS.B, 4.654%, 9/26/25	10,362	9,761
[a]7628599.SQ.FTS.B, 4.654%, 9/26/25	21,355	20,894
[a]7630048.SQ.FTS.B, 4.654%, 9/26/25	2,431	2,409
[a]7629516.SQ.FTS.B, 4.935%, 9/26/25	4,348	3,794
[a]7629492.SQ.FTS.B, 5.22%, 9/26/25	243	236
[a]7629166.SQ.FTS.B, 5.38%, 9/26/25	1,264	1,252
[a]7629659.SQ.FTS.B, 5.38%, 9/26/25	259	259
[a]7628418.SQ.FTS.B, 5.567%, 9/26/25	10,448	127
[a]7628146.SQ.FTS.B, 5.752%, 9/26/25	11,216	2,340
[a]7629219.SQ.FTS.B, 5.755%, 9/26/25	8,033	4,919
[a]7627124.SQ.FTS.B, 5.98%, 9/26/25	542	429
[a]7628496.SQ.FTS.B, 6.181%, 9/26/25	511	409
[a]7630715.SQ.FTS.B, 4.656%, 9/27/25	581	579
[a]7633738.SQ.FTS.B, 4.937%, 9/27/25	5,167	5,075
[a]7630508.SQ.FTS.B, 4.939%, 9/27/25	2,792	2,766
[a]7633443.SQ.FTS.B, 5.093%, 9/27/25	5,156	5,046
[a]7631026.SQ.FTS.B, 5.564%, 9/27/25	2,062	1,860
[a]7633344.SQ.FTS.B, 6.009%, 9/27/25	3,617	2,945
[a]7631559.SQ.FTS.B, 6.015%, 9/27/25	640	524
[a]7630486.SQ.FTS.B, 6.038%, 9/27/25	329	263
[a]7639403.SQ.FTS.B, 4.65%, 9/28/25	2,138	2,068
[a]7636292.SQ.FTS.B, 4.652%, 9/28/25	2,457	2,408
[a]7639497.SQ.FTS.B, 4.654%, 9/28/25	994	982
[a]7636173.SQ.FTS.B, 5.097%, 9/28/25	1,220	1,209
[a]7637374.SQ.FTS.B, 5.191%, 9/28/25	671	656
[a]7637419.SQ.FTS.B, 5.379%, 9/28/25	2,253	2,215
[a]7637092.SQ.FTS.B, 5.567%, 9/28/25	4,066	4,006
[a]7636635.SQ.FTS.B, 5.569%, 9/28/25	1,938	1,846
[a]7637670.SQ.FTS.B, 5.571%, 9/28/25	1,578	1,509
[a]7637003.SQ.FTS.B, 5.757%, 9/28/25	1,288	1,235
[a]7639535.SQ.FTS.B, 6.011%, 9/28/25	3,101	2,586
[a]7637405.SQ.FTS.B, 6.023%, 9/28/25	1,404	179
[a]7637395.SQ.FTS.B, 6.16%, 9/28/25	510	456
[a]7635792.SQ.FTS.B, 6.179%, 9/28/25	1,477	939
[a]7643343.SQ.FTS.B, 4.653%, 9/29/25	4,352	4,194
[a]7642617.SQ.FTS.B, 4.654%, 9/29/25	9,225	9,038
[a]7641264.SQ.FTS.B, 4.937%, 9/29/25	8,745	8,655
[a]7645068.SQ.FTS.B, 4.652%, 9/30/25	4,280	4,221
[a]7644948.SQ.FTS.B, 4.78%, 9/30/25	2,226	2,201
[a]7643983.SQ.FTS.B, 5.094%, 9/30/25	6,394	6,331
[a]7643473.SQ.FTS.B, 5.378%, 9/30/25	1,069	1,039
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7644703.SQ.FTS.B, 5.566%, 9/30/25	$4,636	$4,379
[a]7644598.SQ.FTS.B, 5.748%, 9/30/25	3,234	1,589
[a]7643664.SQ.FTS.B, 5.978%, 9/30/25	112	108
[a]7646419.SQ.FTS.B, 4.654%, 10/01/25	1,600	1,587
[a]7645537.SQ.FTS.B, 4.777%, 10/01/25	2,359	1,895
[a]7647787.SQ.FTS.B, 4.942%, 10/01/25	2,250	2,195
[a]7645585.SQ.FTS.B, 5.379%, 10/01/25	3,284	3,210
[a]7646634.SQ.FTS.B, 5.446%, 10/01/25	1,503	392
[a]7648655.SQ.FTS.B, 5.734%, 10/01/25	310	301
[a]7649241.SQ.FTS.B, 5.75%, 10/01/25	792	634
[a]7648665.SQ.FTS.B, 5.763%, 10/01/25	1,643	984
[a]7647054.SQ.FTS.B, 5.916%, 10/01/25	2,128	1,890
[a]7649209.SQ.FTS.B, 6.184%, 10/01/25	324	275
[a]7652606.SQ.FTS.B, 4.654%, 10/02/25	2,736	2,670
[a]7651991.SQ.FTS.B, 4.781%, 10/02/25	6,762	6,621
[a]7651767.SQ.FTS.B, 4.937%, 10/02/25	796	789
[a]7652755.SQ.FTS.B, 4.939%, 10/02/25	6,104	5,620
[a]7653058.SQ.FTS.B, 5.095%, 10/02/25	22,608	21,995
[a]7651704.SQ.FTS.B, 5.183%, 10/02/25	3,102	2,262
[a]7649965.SQ.FTS.B, 5.186%, 10/02/25	4,417	4,162
[a]7649641.SQ.FTS.B, 5.379%, 10/02/25	3,873	3,599
[a]7650374.SQ.FTS.B, 5.384%, 10/02/25	1,917	1,718
[a]7650606.SQ.FTS.B, 5.439%, 10/02/25	2,724	1,298
[a]7650235.SQ.FTS.B, 5.451%, 10/02/25	885	305
[a]7656491.SQ.FTS.B, 4.78%, 10/03/25	6,937	6,773
[a]7656806.SQ.FTS.B, 4.78%, 10/03/25	8,979	8,867
[a]7656040.SQ.FTS.B, 5.19%, 10/03/25	5,414	5,202
[a]7656219.SQ.FTS.B, 5.19%, 10/03/25	11,125	7,249
[a]7654737.SQ.FTS.B, 5.418%, 10/03/25	1,110	107
[a]7655820.SQ.FTS.B, 6.255%, 10/03/25	1,640	372
[a]7657393.SQ.FTS.B, 6.257%, 10/03/25	5,545	1,956
[a]7664002.SQ.FTS.B, 4.658%, 10/04/25	1,841	1,815
[a]7663190.SQ.FTS.B, 4.777%, 10/04/25	564	559
[a]7662834.SQ.FTS.B, 4.778%, 10/04/25	5,179	4,925
[a]7661503.SQ.FTS.B, 4.779%, 10/04/25	11,178	10,887
[a]7659831.SQ.FTS.B, 4.936%, 10/04/25	12,024	11,257
[a]7662965.SQ.FTS.B, 4.936%, 10/04/25	6,565	6,172
[a]7663388.SQ.FTS.B, 5.096%, 10/04/25	2,994	2,940
[a]7661274.SQ.FTS.B, 5.195%, 10/04/25	1,463	1,434
[a]7660480.SQ.FTS.B, 5.338%, 10/04/25	1,134	1,105
[a]7663503.SQ.FTS.B, 5.346%, 10/04/25	20,843	19,145
[a]7660940.SQ.FTS.B, 5.567%, 10/04/25	841	334
[a]7661360.SQ.FTS.B, 6.414%, 10/04/25	544	515
[a]7664129.SQ.FTS.B, 5.093%, 10/05/25	1,339	1,313
[a]7664538.SQ.FTS.B, 5.186%, 10/05/25	5,794	2,026
[a]7667419.SQ.FTS.B, 5.189%, 10/05/25	4,894	4,546

46	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7666469.SQ.FTS.B, 5.191%, 10/05/25	$2,337	$2,292
[a]7667647.SQ.FTS.B, 5.192%, 10/05/25	1,621	1,606
[a]7664474.SQ.FTS.B, 5.351%, 10/05/25	925	903
[a]7667132.SQ.FTS.B, 5.376%, 10/05/25	3,886	3,434
[a]7667731.SQ.FTS.B, 5.561%, 10/05/25	1,169	1,120
[a]7667228.SQ.FTS.B, 6.271%, 10/05/25	315	303
[a]7668776.SQ.FTS.B, 4.757%, 10/06/25	126	116
[a]7667909.SQ.FTS.B, 5.091%, 10/06/25	4,819	4,209
[a]7668615.SQ.FTS.B, 6.166%, 10/06/25	2,516	2,429
[a]7669074.SQ.FTS.B, 4.782%, 10/07/25	2,412	2,386
[a]7669207.SQ.FTS.B, 5.377%, 10/07/25	1,105	1,100
[a]7671922.SQ.FTS.B, 4.654%, 10/08/25	11,778	11,499
[a]7671763.SQ.FTS.B, 4.78%, 10/08/25	273	272
[a]7671587.SQ.FTS.B, 5.186%, 10/08/25	2,260	2,230
[a]7672370.SQ.FTS.B, 5.189%, 10/08/25	8,197	7,923
[a]7672877.SQ.FTS.B, 5.19%, 10/08/25	6,262	6,145
[a]7671264.SQ.FTS.B, 5.38%, 10/08/25	611	608
[a]7672325.SQ.FTS.B, 5.907%, 10/08/25	1,588	1,504
[a]7676109.SQ.FTS.B, 4.936%, 10/09/25	4,255	4,212
[a]7673621.SQ.FTS.B, 5.754%, 10/09/25	2,872	2,845
[a]7677998.SQ.FTS.B, 4.655%, 10/10/25	12,665	12,441
[a]7680164.SQ.FTS.B, 4.731%, 10/10/25	298	249
[a]7678971.SQ.FTS.B, 4.78%, 10/10/25	374	370
[a]7679804.SQ.FTS.B, 4.936%, 10/10/25	13,492	12,841
[a]7677384.SQ.FTS.B, 5.531%, 10/10/25	1,002	974
[a]7680219.SQ.FTS.B, 5.554%, 10/10/25	1,664	1,162
[a]7677888.SQ.FTS.B, 5.902%, 10/10/25	1,519	1,249
[a]7679346.SQ.FTS.B, 6.002%, 10/10/25	2,294	1,962
[a]7682478.SQ.FTS.B, 4.654%, 10/11/25	483	477
[a]7685021.SQ.FTS.B, 4.657%, 10/11/25	2,671	2,637
[a]7682371.SQ.FTS.B, 4.934%, 10/11/25	1,626	1,605
[a]7685157.SQ.FTS.B, 4.937%, 10/11/25	3,087	2,975
[a]7684087.SQ.FTS.B, 4.938%, 10/11/25	1,487	1,476
[a]7683444.SQ.FTS.B, 5.094%, 10/11/25	10,173	9,898
[a]7684428.SQ.FTS.B, 5.094%, 10/11/25	4,930	4,897
[a]7685674.SQ.FTS.B, 5.566%, 10/11/25	7,247	6,783
[a]7682512.SQ.FTS.B, 5.758%, 10/11/25	672	634
[a]7682664.SQ.FTS.B, 6.161%, 10/11/25	1,917	1,705
[a]7686063.SQ.FTS.B, 4.654%, 10/12/25	2,806	2,752
[a]7687884.SQ.FTS.B, 4.655%, 10/12/25	3,767	3,708
[a]7687306.SQ.FTS.B, 4.78%, 10/12/25	3,772	3,544
[a]7688557.SQ.FTS.B, 4.78%, 10/12/25	1,051	1,042
[a]7689045.SQ.FTS.B, 4.78%, 10/12/25	4,871	4,816
[a]7688136.SQ.FTS.B, 5.188%, 10/12/25	14,991	4,600
[a]7687797.SQ.FTS.B, 5.72%, 10/12/25	3,576	2,796
[a]7690107.SQ.FTS.B, 4.652%, 10/13/25	2,204	2,152
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7689296.SQ.FTS.B, 4.655%, 10/13/25	$8,064	$7,856
[a]7689821.SQ.FTS.B, 4.781%, 10/13/25	5,814	5,675
[a]7689658.SQ.FTS.B, 4.935%, 10/13/25	746	740
[a]7690007.SQ.FTS.B, 5.193%, 10/13/25	2,040	1,951
[a]7690094.SQ.FTS.B, 5.535%, 10/13/25	911	838
[a]7690666.SQ.FTS.B, 4.779%, 10/14/25	10,553	10,231
[a]7690899.SQ.FTS.B, 5.188%, 10/14/25	9,454	73
[a]7690521.SQ.FTS.B, 6.19%, 10/14/25	350	329
[a]7691369.SQ.FTS.B, 4.78%, 10/15/25	967	955
[a]7691457.SQ.FTS.B, 4.78%, 10/15/25	1,973	1,952
[a]7692879.SQ.FTS.B, 4.937%, 10/15/25	1,642	1,597
[a]7693111.SQ.FTS.B, 4.937%, 10/15/25	1,119	1,094
[a]7692997.SQ.FTS.B, 4.94%, 10/15/25	3,070	2,956
[a]7691265.SQ.FTS.B, 4.948%, 10/15/25	353	350
[a]7693302.SQ.FTS.B, 5.097%, 10/15/25	7,883	5,892
[a]7692393.SQ.FTS.B, 5.191%, 10/15/25	3,423	3,375
[a]7693768.SQ.FTS.B, 5.386%, 10/15/25	1,431	1,319
[a]7693061.SQ.FTS.B, 5.558%, 10/15/25	923	910
[a]7691305.SQ.FTS.B, 5.571%, 10/15/25	890	835
[a]7691182.SQ.FTS.B, 6.003%, 10/15/25	810	794
[a]7696181.SQ.FTS.B, 4.777%, 10/16/25	1,854	1,838
[a]7696507.SQ.FTS.B, 4.938%, 10/16/25	9,911	9,809
[a]7695062.SQ.FTS.B, 5.19%, 10/16/25	5,558	5,478
[a]7696258.SQ.FTS.B, 5.91%, 10/16/25	4,147	4,078
[a]7695591.SQ.FTS.B, 5.911%, 10/16/25	5,785	5,005
[a]7698915.SQ.FTS.B, 4.777%, 10/17/25	1,439	1,420
[a]7698071.SQ.FTS.B, 4.781%, 10/17/25	11,512	10,879
[a]7698491.SQ.FTS.B, 4.782%, 10/17/25	8,747	6,564
[a]7699508.SQ.FTS.B, 4.785%, 10/17/25	1,681	1,659
[a]7699486.SQ.FTS.B, 4.786%, 10/17/25	518	512
[a]7698607.SQ.FTS.B, 5.188%, 10/17/25	4,066	2,754
[a]7699664.SQ.FTS.B, 5.723%, 10/17/25	3,473	3,400
[a]7698866.SQ.FTS.B, 5.908%, 10/17/25	1,270	1,235
[a]7700193.SQ.FTS.B, 6.499%, 10/17/25	612	542
[a]7703796.SQ.FTS.B, 4.659%, 10/18/25	2,297	2,260
[a]7702625.SQ.FTS.B, 4.746%, 10/18/25	887	738
[a]7701906.SQ.FTS.B, 4.793%, 10/18/25	1,025	938
[a]7702418.SQ.FTS.B, 5.094%, 10/18/25	4,924	3,969
[a]7701619.SQ.FTS.B, 5.095%, 10/18/25	382	381
[a]7704339.SQ.FTS.B, 5.191%, 10/18/25	304	303
[a]7701771.SQ.FTS.B, 5.346%, 10/18/25	2,390	2,323
[a]7702917.SQ.FTS.B, 5.348%, 10/18/25	5,898	5,636
[a]7703716.SQ.FTS.B, 5.384%, 10/18/25	1,553	1,518
[a]7701758.SQ.FTS.B, 5.735%, 10/18/25	2,239	1,263
[a]7701859.SQ.FTS.B, 5.759%, 10/18/25	1,772	30
[a]7706465.SQ.FTS.B, 4.654%, 10/19/25	10,368	10,260

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	47

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7704890.SQ.FTS.B, 5.377%, 10/19/25	$228	$224
[a]7706425.SQ.FTS.B, 6.006%, 10/19/25	288	280
[a]7705537.SQ.FTS.B, 6.415%, 10/19/25	2,223	954
[a]7707103.SQ.FTS.B, 5.536%, 10/20/25	20,365	13,183
[a]7707076.SQ.FTS.B, 6.158%, 10/20/25	1,238	1,098
[a]7707363.SQ.FTS.B, 4.737%, 10/21/25	1,041	647
[a]7707650.SQ.FTS.B, 5.377%, 10/21/25	4,599	4,389
[a]7707388.SQ.FTS.B, 6.172%, 10/21/25	941	11
[a]7708590.SQ.FTS.B, 4.654%, 10/22/25	541	535
[a]7708623.SQ.FTS.B, 4.778%, 10/22/25	3,569	3,450
[a]7708061.SQ.FTS.B, 4.779%, 10/22/25	3,692	3,640
[a]7709361.SQ.FTS.B, 4.783%, 10/22/25	2,047	1,977
[a]7708522.SQ.FTS.B, 5.543%, 10/22/25	1,795	1,596
[a]7708690.SQ.FTS.B, 6.16%, 10/22/25	1,192	1,164
[a]7710528.SQ.FTS.B, 4.78%, 10/23/25	5,319	5,246
[a]7710736.SQ.FTS.B, 4.781%, 10/23/25	2,751	2,719
[a]7712891.SQ.FTS.B, 5.563%, 10/23/25	3,843	636
[a]7712402.SQ.FTS.B, 5.723%, 10/23/25	108	108
[a]7712462.SQ.FTS.B, 6.161%, 10/23/25	3,623	2,640
[a]7714875.SQ.FTS.B, 5.094%, 10/24/25	1,040	975
[a]7715334.SQ.FTS.B, 5.912%, 10/24/25	6,621	6,471
[a]7723714.SQ.FTS.B, 5.094%, 10/25/25	21,149	20,446
[a]7724191.SQ.FTS.B, 5.096%, 10/25/25	3,084	2,994
[a]7723351.SQ.FTS.B, 5.189%, 10/25/25	1,110	1,091
[a]7722889.SQ.FTS.B, 5.346%, 10/25/25	18,943	18,204
[a]7723309.SQ.FTS.B, 5.346%, 10/25/25	1,998	1,970
[a]7721764.SQ.FTS.B, 5.451%, 10/25/25	474	50
[a]7721771.SQ.FTS.B, 5.724%, 10/25/25	6,036	5,930
[a]7723572.SQ.FTS.B, 5.897%, 10/25/25	838	755
[a]7722772.SQ.FTS.B, 6.165%, 10/25/25	8,554	3,405
[a]7725774.SQ.FTS.B, 4.773%, 10/26/25	1,132	1,114
[a]7726117.SQ.FTS.B, 4.776%, 10/26/25	1,725	1,700
[a]7729436.SQ.FTS.B, 4.779%, 10/26/25	1,831	1,772
[a]7726599.SQ.FTS.B, 4.78%, 10/26/25	2,816	2,775
[a]7726785.SQ.FTS.B, 4.78%, 10/26/25	23,743	19,425
[a]7730145.SQ.FTS.B, 4.78%, 10/26/25	16,390	13,646
[a]7730377.SQ.FTS.B, 4.78%, 10/26/25	3,951	3,895
[a]7730435.SQ.FTS.B, 4.78%, 10/26/25	25,376	23,817
[a]7727563.SQ.FTS.B, 4.781%, 10/26/25	11,489	11,324
[a]7728570.SQ.FTS.B, 4.785%, 10/26/25	3,266	2,426
[a]7729107.SQ.FTS.B, 5.094%, 10/26/25	209	208
[a]7724838.SQ.FTS.B, 5.095%, 10/26/25	22,645	3,655
[a]7728339.SQ.FTS.B, 5.099%, 10/26/25	2,855	2,759
[a]7728695.SQ.FTS.B, 5.099%, 10/26/25	2,680	2,553
[a]7728856.SQ.FTS.B, 5.19%, 10/26/25	2,512	2,495
[a]7729422.SQ.FTS.B, 5.441%, 10/26/25	1,436	278
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7726228.SQ.FTS.B, 5.448%, 10/26/25	$359	$324
[a]7725812.SQ.FTS.B, 5.529%, 10/26/25	718	702
[a]7729054.SQ.FTS.B, 5.532%, 10/26/25	2,530	2,221
[a]7727853.SQ.FTS.B, 5.724%, 10/26/25	24,388	18,594
[a]7725970.SQ.FTS.B, 5.907%, 10/26/25	1,228	1,166
[a]7724777.SQ.FTS.B, 5.911%, 10/26/25	882	854
[a]7729945.SQ.FTS.B, 5.911%, 10/26/25	1,242	1,051
[a]7725681.SQ.FTS.B, 5.915%, 10/26/25	68	67
[a]7724819.SQ.FTS.B, 5.93%, 10/26/25	910	684
[a]7729295.SQ.FTS.B, 6.164%, 10/26/25	4,537	4,136
[a]7726199.SQ.FTS.B, 6.173%, 10/26/25	2,191	314
[a]7730769.SQ.FTS.B, 4.78%, 10/27/25	23,543	23,156
[a]7732668.SQ.FTS.B, 4.786%, 10/28/25	1,732	1,694
[a]7732778.SQ.FTS.B, 5.095%, 10/28/25	8,326	8,005
[a]7733391.SQ.FTS.B, 5.388%, 10/28/25	1,096	1,055
[a]7732564.SQ.FTS.B, 5.89%, 10/28/25	292	286
[a]7732601.SQ.FTS.B, 5.914%, 10/28/25	1,759	1,075
[a]7735570.SQ.FTS.B, 4.789%, 10/29/25	697	686
[a]7733817.SQ.FTS.B, 5.439%, 10/29/25	429	159
[a]7736498.SQ.FTS.B, 5.911%, 10/29/25	11,845	9,812
[a]7733838.SQ.FTS.B, 6.16%, 10/29/25	751	702
[a]7740437.SQ.FTS.B, 4.76%, 10/30/25	1,098	678
[a]7739265.SQ.FTS.B, 4.78%, 10/30/25	5,580	5,312
[a]7742047.SQ.FTS.B, 4.78%, 10/30/25	11,467	11,260
[a]7739667.SQ.FTS.B, 4.781%, 10/30/25	2,828	2,779
[a]7741430.SQ.FTS.B, 4.792%, 10/30/25	652	643
[a]7742513.SQ.FTS.B, 5.09%, 10/30/25	1,198	1,178
[a]7741290.SQ.FTS.B, 5.094%, 10/30/25	3,555	3,495
[a]7742554.SQ.FTS.B, 5.094%, 10/30/25	1,293	1,225
[a]7740672.SQ.FTS.B, 5.096%, 10/30/25	3,477	3,133
[a]7742398.SQ.FTS.B, 5.099%, 10/30/25	3,182	2,753
[a]7739515.SQ.FTS.B, 5.538%, 10/30/25	1,618	1,592
[a]7741215.SQ.FTS.B, 5.72%, 10/30/25	3,427	63
[a]7745215.SQ.FTS.B, 4.78%, 11/01/25	6,456	6,311
[a]7745443.SQ.FTS.B, 4.78%, 11/01/25	2,226	2,204
[a]7745677.SQ.FTS.B, 4.78%, 11/01/25	800	788
[a]7746292.SQ.FTS.B, 4.78%, 11/01/25	4,523	4,386
[a]7744010.SQ.FTS.B, 4.786%, 11/01/25	825	806
[a]7746659.SQ.FTS.B, 4.787%, 11/01/25	1,435	1,399
[a]7744612.SQ.FTS.B, 5.1%, 11/01/25	759	745
[a]7744054.SQ.FTS.B, 5.187%, 11/01/25	2,940	2,881
[a]7744669.SQ.FTS.B, 5.348%, 11/01/25	1,083	1,065
[a]7745153.SQ.FTS.B, 5.35%, 11/01/25	3,659	3,384
[a]7744804.SQ.FTS.B, 5.356%, 11/01/25	1,045	897
[a]7745690.SQ.FTS.B, 5.723%, 11/01/25	14,284	14,077
[a]7744334.SQ.FTS.B, 6.157%, 11/01/25	1,879	1,555

48	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7745394.SQ.FTS.B, 6.159%, 11/01/25	$1,423	$1,201
[a]7744396.SQ.FTS.B, 6.165%, 11/01/25	937	931
[a]7743273.SQ.FTS.B, 6.289%, 11/01/25	1,507	1,457
[a]7752722.SQ.FTS.B, 4.756%, 11/02/25	234	187
[a]7750091.SQ.FTS.B, 4.771%, 11/02/25	67	67
[a]7751261.SQ.FTS.B, 4.779%, 11/02/25	780	773
[a]7751198.SQ.FTS.B, 4.78%, 11/02/25	1,621	1,600
[a]7752408.SQ.FTS.B, 4.78%, 11/02/25	9,205	8,926
[a]7752731.SQ.FTS.B, 4.78%, 11/02/25	1,136	1,132
[a]7753143.SQ.FTS.B, 4.781%, 11/02/25	3,286	3,245
[a]7751404.SQ.FTS.B, 5.094%, 11/02/25	5,296	5,243
[a]7750554.SQ.FTS.B, 5.347%, 11/02/25	2,260	2,180
[a]7752612.SQ.FTS.B, 5.535%, 11/02/25	3,871	3,734
[a]7751012.SQ.FTS.B, 5.536%, 11/02/25	2,715	2,672
[a]7750185.SQ.FTS.B, 5.539%, 11/02/25	1,852	1,798
[a]7749729.SQ.FTS.B, 5.915%, 11/02/25	7,451	4,399
[a]7750669.SQ.FTS.B, 6.166%, 11/02/25	1,713	1,493
[a]7751173.SQ.FTS.B, 6.19%, 11/02/25	750	314
[a]7755964.SQ.FTS.B, 4.753%, 11/03/25	551	516
[a]7756883.SQ.FTS.B, 4.779%, 11/03/25	17,193	14,177
[a]7754485.SQ.FTS.B, 4.78%, 11/03/25	809	799
[a]7756245.SQ.FTS.B, 4.78%, 11/03/25	18,890	18,471
[a]7757432.SQ.FTS.B, 5.094%, 11/03/25	10,836	10,681
[a]7754769.SQ.FTS.B, 5.535%, 11/03/25	11,638	9,337
[a]7756778.SQ.FTS.B, 6.164%, 11/03/25	261	258
[a]7758002.SQ.FTS.B, 4.781%, 11/04/25	4,497	4,438
[a]7758717.SQ.FTS.B, 4.784%, 11/04/25	2,349	1,661
[a]7757556.SQ.FTS.B, 4.785%, 11/04/25	2,423	2,350
[a]7758253.SQ.FTS.B, 5.092%, 11/04/25	3,268	3,008
[a]7758618.SQ.FTS.B, 5.354%, 11/04/25	1,044	1,018
[a]7757853.SQ.FTS.B, 5.536%, 11/04/25	3,990	3,748
[a]7758676.SQ.FTS.B, 5.924%, 11/04/25	422	414
[a]7757640.SQ.FTS.B, 6.162%, 11/04/25	2,413	2,315
[a]7759760.SQ.FTS.B, 4.78%, 11/05/25	1,181	1,175
[a]7759521.SQ.FTS.B, 5.103%, 11/05/25	3,032	893
[a]7759657.SQ.FTS.B, 5.337%, 11/05/25	1,793	1,611
[a]7758755.SQ.FTS.B, 5.535%, 11/05/25	10,543	7,491
[a]7759711.SQ.FTS.B, 6.152%, 11/05/25	1,070	646
[a]7759020.SQ.FTS.B, 6.165%, 11/05/25	2,597	1,164
[a]7759394.SQ.FTS.B, 6.19%, 11/05/25	158	155
[a]7760241.SQ.FTS.B, 4.774%, 11/06/25	2,098	2,034
[a]7762418.SQ.FTS.B, 4.78%, 11/06/25	605	597
[a]7762960.SQ.FTS.B, 4.78%, 11/06/25	2,322	2,303
[a]7761729.SQ.FTS.B, 4.782%, 11/06/25	4,521	4,459
[a]7760303.SQ.FTS.B, 5.1%, 11/06/25	2,241	2,131
[a]7762455.SQ.FTS.B, 5.346%, 11/06/25	4,727	4,632
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7760146.SQ.FTS.B, 5.349%, 11/06/25	$2,398	$2,247
[a]7763292.SQ.FTS.B, 5.913%, 11/06/25	20,248	12,069
[a]7764778.SQ.FTS.B, 4.754%, 11/07/25	100	88
[a]7767211.SQ.FTS.B, 4.78%, 11/07/25	774	769
[a]7767465.SQ.FTS.B, 4.78%, 11/07/25	6,580	6,443
[a]7764781.SQ.FTS.B, 4.782%, 11/07/25	2,030	1,941
[a]7766945.SQ.FTS.B, 4.782%, 11/07/25	7,150	6,102
[a]7764885.SQ.FTS.B, 5.094%, 11/07/25	16,523	13,820
[a]7765872.SQ.FTS.B, 5.339%, 11/07/25	631	620
[a]7763985.SQ.FTS.B, 5.534%, 11/07/25	10,547	10,304
[a]7765580.SQ.FTS.B, 5.545%, 11/07/25	630	622
[a]7767704.SQ.FTS.B, 5.912%, 11/07/25	13,422	5,622
[a]7767072.SQ.FTS.B, 6.166%, 11/07/25	6,845	5,606
[a]7768208.SQ.FTS.B, 4.78%, 11/08/25	42,950	35,018
[a]7769253.SQ.FTS.B, 4.782%, 11/08/25	5,911	5,629
[a]7770798.SQ.FTS.B, 4.782%, 11/08/25	4,592	4,478
[a]7770053.SQ.FTS.B, 5.094%, 11/08/25	33,461	32,404
[a]7771302.SQ.FTS.B, 5.094%, 11/08/25	11,833	11,486
[a]7768065.SQ.FTS.B, 5.095%, 11/08/25	9,296	8,106
[a]7770689.SQ.FTS.B, 5.097%, 11/08/25	3,066	3,016
[a]7769724.SQ.FTS.B, 5.347%, 11/08/25	7,808	7,706
[a]7769434.SQ.FTS.B, 5.715%, 11/08/25	1,814	1,446
[a]7769563.SQ.FTS.B, 5.91%, 11/08/25	1,050	990
[a]7771253.SQ.FTS.B, 5.917%, 11/08/25	2,034	1,968
[a]7768047.SQ.FTS.B, 5.93%, 11/08/25	529	399
[a]7777644.SQ.FTS.B, 4.741%, 11/09/25	518	279
[a]7774539.SQ.FTS.B, 4.748%, 11/09/25	5,358	3,757
[a]7773872.SQ.FTS.B, 4.777%, 11/09/25	4,080	3,991
[a]7774006.SQ.FTS.B, 4.78%, 11/09/25	6,400	6,210
[a]7774242.SQ.FTS.B, 4.78%, 11/09/25	1,732	1,694
[a]7776396.SQ.FTS.B, 4.78%, 11/09/25	8,244	7,021
[a]7776652.SQ.FTS.B, 4.78%, 11/09/25	4,936	4,194
[a]7776805.SQ.FTS.B, 4.78%, 11/09/25	5,785	2,092
[a]7777793.SQ.FTS.B, 4.78%, 11/09/25	1,107	1,094
[a]7777860.SQ.FTS.B, 4.78%, 11/09/25	1,537	1,473
[a]7775011.SQ.FTS.B, 4.787%, 11/09/25	1,083	1,066
[a]7777679.SQ.FTS.B, 5.094%, 11/09/25	3,420	3,266
[a]7775847.SQ.FTS.B, 5.099%, 11/09/25	2,806	2,678
[a]7775554.SQ.FTS.B, 5.346%, 11/09/25	403	400
[a]7775816.SQ.FTS.B, 5.355%, 11/09/25	1,495	1,451
[a]7775071.SQ.FTS.B, 5.531%, 11/09/25	2,477	2,146
[a]7774436.SQ.FTS.B, 5.532%, 11/09/25	3,178	2,809
[a]7776077.SQ.FTS.B, 5.723%, 11/09/25	4,535	3,597
[a]7776588.SQ.FTS.B, 5.906%, 11/09/25	373	364
[a]7777374.SQ.FTS.B, 5.91%, 11/09/25	4,714	3,590
[a]7774319.SQ.FTS.B, 6.154%, 11/09/25	984	133

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	49

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7774335.SQ.FTS.B, 6.165%, 11/09/25	$5,216	$3,832
[a]7775328.SQ.FTS.B, 6.511%, 11/09/25	217	206
[a]7780337.SQ.FTS.B, 4.742%, 11/10/25	1,499	224
[a]7780360.SQ.FTS.B, 4.773%, 11/10/25	1,106	1,094
[a]7780702.SQ.FTS.B, 4.777%, 11/10/25	3,004	2,534
[a]7778579.SQ.FTS.B, 4.78%, 11/10/25	282	277
[a]7780641.SQ.FTS.B, 4.78%, 11/10/25	3,241	3,197
[a]7780779.SQ.FTS.B, 4.78%, 11/10/25	1,618	1,604
[a]7781273.SQ.FTS.B, 4.78%, 11/10/25	12,285	12,142
[a]7778326.SQ.FTS.B, 4.937%, 11/10/25	3,920	3,798
[a]7780421.SQ.FTS.B, 5.093%, 11/10/25	13,754	11,446
[a]7779185.SQ.FTS.B, 5.094%, 11/10/25	3,591	3,522
[a]7779413.SQ.FTS.B, 5.095%, 11/10/25	9,512	9,384
[a]7780977.SQ.FTS.B, 5.095%, 11/10/25	1,442	1,390
[a]7781028.SQ.FTS.B, 5.097%, 11/10/25	5,189	5,014
[a]7779095.SQ.FTS.B, 5.1%, 11/10/25	1,250	1,225
[a]7778601.SQ.FTS.B, 5.339%, 11/10/25	2,064	1,792
[a]7779750.SQ.FTS.B, 5.535%, 11/10/25	13,063	12,874
[a]7781198.SQ.FTS.B, 6.159%, 11/10/25	4,074	645
[a]7780738.SQ.FTS.B, 6.473%, 11/10/25	1,513	1,430
[a]7781860.SQ.FTS.B, 4.78%, 11/11/25	5,667	5,529
[a]7781650.SQ.FTS.B, 5.091%, 11/11/25	4,178	3,398
[a]7782634.SQ.FTS.B, 5.344%, 11/11/25	2,480	2,394
[a]7782033.SQ.FTS.B, 5.346%, 11/11/25	1,733	1,727
[a]7782471.SQ.FTS.B, 5.352%, 11/11/25	1,509	1,348
[a]7782514.SQ.FTS.B, 5.535%, 11/11/25	1,245	1,178
[a]7782695.SQ.FTS.B, 4.78%, 11/12/25	11,390	10,854
[a]7783263.SQ.FTS.B, 4.784%, 11/12/25	294	293
[a]7783342.SQ.FTS.B, 5.347%, 11/12/25	8,485	8,279
[a]7782967.SQ.FTS.B, 5.721%, 11/12/25	1,532	1,520
[a]7786987.SQ.FTS.B, 4.749%, 11/13/25	35,818	27,969
[a]7783921.SQ.FTS.B, 4.776%, 11/13/25	2,273	2,196
[a]7785260.SQ.FTS.B, 4.776%, 11/13/25	2,896	2,833
[a]7786778.SQ.FTS.B, 4.777%, 11/13/25	4,350	4,241
[a]7785395.SQ.FTS.B, 4.779%, 11/13/25	7,773	7,654
[a]7783968.SQ.FTS.B, 4.78%, 11/13/25	2,490	2,456
[a]7784057.SQ.FTS.B, 4.782%, 11/13/25	1,090	1,073
[a]7786519.SQ.FTS.B, 4.785%, 11/13/25	2,274	1,907
[a]7784163.SQ.FTS.B, 4.793%, 11/13/25	124	116
[a]7785767.SQ.FTS.B, 5.095%, 11/13/25	11,320	11,141
[a]7786287.SQ.FTS.B, 5.346%, 11/13/25	5,878	5,707
[a]7785197.SQ.FTS.B, 5.354%, 11/13/25	929	863
[a]7786927.SQ.FTS.B, 5.916%, 11/13/25	2,127	2,088
[a]7785232.SQ.FTS.B, 6.154%, 11/13/25	497	313
[a]7786605.SQ.FTS.B, 6.48%, 11/13/25	4,301	3,987
[a]7788534.SQ.FTS.B, 4.767%, 11/14/25	1,130	1,079
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7791320.SQ.FTS.B, 4.775%, 11/14/25	$2,113	$2,075
[a]7790799.SQ.FTS.B, 4.778%, 11/14/25	1,736	1,720
[a]7788330.SQ.FTS.B, 4.78%, 11/14/25	1,838	1,808
[a]7789499.SQ.FTS.B, 4.784%, 11/14/25	1,552	1,536
[a]7791269.SQ.FTS.B, 4.787%, 11/14/25	1,937	1,848
[a]7787868.SQ.FTS.B, 5.093%, 11/14/25	4,419	4,378
[a]7790625.SQ.FTS.B, 5.093%, 11/14/25	2,483	2,393
[a]7789582.SQ.FTS.B, 5.094%, 11/14/25	27,264	21,237
[a]7788381.SQ.FTS.B, 5.099%, 11/14/25	1,464	1,449
[a]7788590.SQ.FTS.B, 5.1%, 11/14/25	3,075	2,138
[a]7788459.SQ.FTS.B, 5.343%, 11/14/25	594	587
[a]7791358.SQ.FTS.B, 5.534%, 11/14/25	5,199	5,125
[a]7791077.SQ.FTS.B, 5.535%, 11/14/25	1,002	948
[a]7790407.SQ.FTS.B, 5.536%, 11/14/25	5,544	5,482
[a]7790039.SQ.FTS.B, 5.724%, 11/14/25	7,196	7,109
[a]7791032.SQ.FTS.B, 5.907%, 11/14/25	328	325
[a]7790794.SQ.FTS.B, 6.157%, 11/14/25	548	407
[a]7788186.SQ.FTS.B, 6.163%, 11/14/25	1,425	1,341
[a]7790836.SQ.FTS.B, 6.164%, 11/14/25	4,743	3,492
[a]7788964.SQ.FTS.B, 6.462%, 11/14/25	863	478
[a]7794656.SQ.FTS.B, 4.749%, 11/15/25	585	419
[a]7793779.SQ.FTS.B, 4.778%, 11/15/25	952	939
[a]7793496.SQ.FTS.B, 4.78%, 11/15/25	2,267	2,235
[a]7793790.SQ.FTS.B, 4.78%, 11/15/25	2,608	2,565
[a]7794512.SQ.FTS.B, 4.78%, 11/15/25	5,733	5,581
[a]7794931.SQ.FTS.B, 4.78%, 11/15/25	12,261	4,890
[a]7792935.SQ.FTS.B, 5.096%, 11/15/25	4,008	3,950
[a]7791432.SQ.FTS.B, 5.344%, 11/15/25	2,789	2,692
[a]7793122.SQ.FTS.B, 5.349%, 11/15/25	2,267	2,245
[a]7794684.SQ.FTS.B, 5.413%, 11/15/25	396	264
[a]7795103.SQ.FTS.B, 5.437%, 11/15/25	5,091	2,197
[a]7794048.SQ.FTS.B, 5.533%, 11/15/25	4,616	4,435
[a]7793878.SQ.FTS.B, 5.535%, 11/15/25	6,222	4,734
[a]7793344.SQ.FTS.B, 5.911%, 11/15/25	6,427	6,077
[a]7793729.SQ.FTS.B, 5.916%, 11/15/25	3,927	3,099
[a]7797038.SQ.FTS.B, 4.781%, 11/16/25	8,965	8,795
[a]7798372.SQ.FTS.B, 5.094%, 11/16/25	13,583	13,395
[a]7799249.SQ.FTS.B, 5.094%, 11/16/25	23,094	22,638
[a]7798064.SQ.FTS.B, 5.096%, 11/16/25	3,020	2,949
[a]7798868.SQ.FTS.B, 5.346%, 11/16/25	16,101	15,708
[a]7797458.SQ.FTS.B, 5.535%, 11/16/25	11,420	11,111
[a]7798166.SQ.FTS.B, 5.911%, 11/16/25	20,551	8,643
[a]7803104.SQ.FTS.B, 4.771%, 11/17/25	944	928
[a]7800246.SQ.FTS.B, 4.778%, 11/17/25	4,102	4,055
[a]7801718.SQ.FTS.B, 4.778%, 11/17/25	6,026	5,899
[a]7802951.SQ.FTS.B, 4.782%, 11/17/25	3,170	3,091

50	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7800743.SQ.FTS.B, 4.783%, 11/17/25	$4,468	$4,333
[a]7802766.SQ.FTS.B, 5.101%, 11/17/25	2,352	2,250
[a]7803525.SQ.FTS.B, 5.344%, 11/17/25	5,654	5,119
[a]7800920.SQ.FTS.B, 5.346%, 11/17/25	10,133	8,194
[a]7800822.SQ.FTS.B, 5.531%, 11/17/25	4,656	3,791
[a]7802109.SQ.FTS.B, 5.723%, 11/17/25	29,916	26,909
[a]7800873.SQ.FTS.B, 5.724%, 11/17/25	4,779	1,118
[a]7803040.SQ.FTS.B, 5.909%, 11/17/25	2,145	2,039
[a]7803416.SQ.FTS.B, 6.173%, 11/17/25	755	693
[a]7803451.SQ.FTS.B, 6.476%, 11/17/25	3,125	2,392
[a]7804408.SQ.FTS.B, 4.781%, 11/18/25	2,379	2,339
[a]7804001.SQ.FTS.B, 5.723%, 11/18/25	14,031	12,993
[a]7804854.SQ.FTS.B, 5.723%, 11/18/25	807	796
[a]7804812.SQ.FTS.B, 5.731%, 11/18/25	1,389	1,289
[a]7804473.SQ.FTS.B, 6.163%, 11/18/25	2,536	2,513
[a]7805074.SQ.FTS.B, 4.782%, 11/19/25	4,880	4,507
[a]7805048.SQ.FTS.B, 5.44%, 11/19/25	576	469
[a]7805161.SQ.FTS.B, 5.535%, 11/19/25	7,917	7,038
[a]7805585.SQ.FTS.B, 5.915%, 11/19/25	2,980	2,900
[a]7808451.SQ.FTS.B, 4.769%, 11/20/25	535	524
[a]7806478.SQ.FTS.B, 4.776%, 11/20/25	3,348	2,833
[a]7806629.SQ.FTS.B, 4.779%, 11/20/25	3,857	3,798
[a]7806131.SQ.FTS.B, 4.78%, 11/20/25	3,712	3,621
[a]7806006.SQ.FTS.B, 5.089%, 11/20/25	770	758
[a]7807415.SQ.FTS.B, 5.094%, 11/20/25	1,132	1,103
[a]7809234.SQ.FTS.B, 5.094%, 11/20/25	3,377	3,340
[a]7809371.SQ.FTS.B, 5.096%, 11/20/25	1,337	1,323
[a]7809089.SQ.FTS.B, 5.912%, 11/20/25	2,950	2,898
[a]7808461.SQ.FTS.B, 5.913%, 11/20/25	11,806	11,494
[a]7807878.SQ.FTS.B, 5.914%, 11/20/25	3,324	3,270
[a]7808380.SQ.FTS.B, 5.914%, 11/20/25	6,558	1,983
[a]7806075.SQ.FTS.B, 5.918%, 11/20/25	1,058	169
[a]7811542.SQ.FTS.B, 4.73%, 11/21/25	501	289
[a]7811758.SQ.FTS.B, 4.73%, 11/21/25	781	362
[a]7810579.SQ.FTS.B, 4.747%, 11/21/25	1,472	1,180
[a]7811481.SQ.FTS.B, 4.775%, 11/21/25	4,171	3,261
[a]7810965.SQ.FTS.B, 4.778%, 11/21/25	3,764	3,231
[a]7810650.SQ.FTS.B, 4.78%, 11/21/25	3,878	3,768
[a]7811222.SQ.FTS.B, 4.78%, 11/21/25	2,060	2,013
[a]7811168.SQ.FTS.B, 4.786%, 11/21/25	2,086	1,787
[a]7812923.SQ.FTS.B, 4.787%, 11/21/25	1,332	1,303
[a]7811270.SQ.FTS.B, 5.093%, 11/21/25	4,090	4,022
[a]7809564.SQ.FTS.B, 5.094%, 11/21/25	8,543	8,362
[a]7812963.SQ.FTS.B, 5.094%, 11/21/25	1,553	1,480
[a]7809994.SQ.FTS.B, 5.096%, 11/21/25	1,267	1,245
[a]7810845.SQ.FTS.B, 5.103%, 11/21/25	2,459	1,880
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7811411.SQ.FTS.B, 5.542%, 11/21/25	$1,406	$1,310
[a]7810923.SQ.FTS.B, 6.149%, 11/21/25	1,556	707
[a]7811729.SQ.FTS.B, 6.168%, 11/21/25	1,139	221
[a]7811932.SQ.FTS.B, 6.499%, 11/21/25	219	212
[a]7815440.SQ.FTS.B, 4.779%, 11/22/25	7,381	7,142
[a]7814881.SQ.FTS.B, 4.78%, 11/22/25	2,769	2,736
[a]7815672.SQ.FTS.B, 4.78%, 11/22/25	22,843	22,438
[a]7814769.SQ.FTS.B, 4.783%, 11/22/25	1,879	1,839
[a]7814352.SQ.FTS.B, 5.098%, 11/22/25	5,642	5,155
[a]7815635.SQ.FTS.B, 5.103%, 11/22/25	699	692
[a]7813697.SQ.FTS.B, 5.344%, 11/22/25	2,901	2,828
[a]7813283.SQ.FTS.B, 5.346%, 11/22/25	6,992	6,673
[a]7815586.SQ.FTS.B, 5.535%, 11/22/25	3,795	2,496
[a]7816281.SQ.FTS.B, 5.535%, 11/22/25	28,174	26,325
[a]7815005.SQ.FTS.B, 5.723%, 11/22/25	3,044	3,025
[a]7816852.SQ.FTS.B, 5.916%, 11/22/25	1,630	1,588
[a]7823332.SQ.FTS.B, 4.752%, 11/23/25	1,166	771
[a]7823574.SQ.FTS.B, 4.779%, 11/23/25	25,353	24,704
[a]7823385.SQ.FTS.B, 5.097%, 11/23/25	5,444	5,118
[a]7824627.SQ.FTS.B, 5.346%, 11/23/25	25,836	18,532
[a]7822522.SQ.FTS.B, 5.536%, 11/23/25	18,694	12,624
[a]7824421.SQ.FTS.B, 5.718%, 11/23/25	1,250	1,163
[a]7823088.SQ.FTS.B, 6.289%, 11/23/25	3,847	3,592
[a]7825506.SQ.FTS.B, 4.778%, 11/24/25	8,755	7,035
[a]7828858.SQ.FTS.B, 4.78%, 11/24/25	20,887	20,239
[a]7827686.SQ.FTS.B, 4.783%, 11/24/25	3,731	3,661
[a]7828798.SQ.FTS.B, 4.786%, 11/24/25	1,663	1,633
[a]7828343.SQ.FTS.B, 5.096%, 11/24/25	3,402	2,414
[a]7825902.SQ.FTS.B, 5.346%, 11/24/25	35,790	34,728
[a]7828641.SQ.FTS.B, 5.521%, 11/24/25	1,107	1,057
[a]7827233.SQ.FTS.B, 5.535%, 11/24/25	2,389	2,347
[a]7827355.SQ.FTS.B, 5.536%, 11/24/25	18,153	12,567
[a]7825444.SQ.FTS.B, 6.164%, 11/24/25	372	76
[a]7828318.SQ.FTS.B, 6.175%, 11/24/25	244	240
[a]7827665.SQ.FTS.B, 6.177%, 11/24/25	898	864
[a]7830244.SQ.FTS.B, 4.762%, 11/25/25	719	495
[a]7830014.SQ.FTS.B, 4.779%, 11/25/25	7,979	7,799
[a]7830297.SQ.FTS.B, 5.093%, 11/25/25	3,136	3,027
[a]7830269.SQ.FTS.B, 5.535%, 11/25/25	659	637
[a]7829488.SQ.FTS.B, 5.907%, 11/25/25	3,722	2,666
[a]7830977.SQ.FTS.B, 4.778%, 11/26/25	5,207	4,981
[a]7831103.SQ.FTS.B, 4.784%, 11/26/25	2,438	2,398
[a]7831222.SQ.FTS.B, 5.093%, 11/26/25	4,383	4,269
[a]7830875.SQ.FTS.B, 5.096%, 11/26/25	1,903	1,877
[a]7830557.SQ.FTS.B, 5.1%, 11/26/25	1,104	1,070
[a]7830760.SQ.FTS.B, 5.436%, 11/26/25	6,695	2,398

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	51

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7831200.SQ.FTS.B, 5.902%, 11/26/25	$1,094	$674
[a]7832147.SQ.FTS.B, 4.789%, 11/27/25	2,144	1,847
[a]7832284.SQ.FTS.B, 5.347%, 11/27/25	3,741	3,670
[a]7831860.SQ.FTS.B, 5.533%, 11/27/25	3,622	3,584
[a]7832175.SQ.FTS.B, 6.289%, 11/27/25	3,297	3,220
[a]7832870.SQ.FTS.B, 4.735%, 11/28/25	680	550
[a]7833003.SQ.FTS.B, 4.735%, 11/28/25	568	414
[a]7835392.SQ.FTS.B, 4.778%, 11/28/25	910	894
[a]7833656.SQ.FTS.B, 4.779%, 11/28/25	492	488
[a]7835136.SQ.FTS.B, 4.779%, 11/28/25	6,864	6,649
[a]7833050.SQ.FTS.B, 4.78%, 11/28/25	2,931	2,866
[a]7833751.SQ.FTS.B, 4.78%, 11/28/25	27,703	27,182
[a]7835423.SQ.FTS.B, 5.535%, 11/28/25	19,608	18,949
[a]7836184.SQ.FTS.B, 6.169%, 11/28/25	1,141	820
[a]7836746.SQ.FTS.B, 4.778%, 11/29/25	2,684	2,632
[a]7837935.SQ.FTS.B, 4.78%, 11/29/25	3,696	3,606
[a]7838033.SQ.FTS.B, 4.78%, 11/29/25	27,244	26,617
[a]7840068.SQ.FTS.B, 4.781%, 11/29/25	1,491	1,453
[a]7840053.SQ.FTS.B, 5.095%, 11/29/25	1,540	1,506
[a]7837615.SQ.FTS.B, 5.345%, 11/29/25	1,959	1,919
[a]7838750.SQ.FTS.B, 5.346%, 11/29/25	24,611	24,252
[a]7837878.SQ.FTS.B, 5.535%, 11/29/25	2,640	2,384
[a]7836439.SQ.FTS.B, 5.723%, 11/29/25	6,681	6,066
[a]7843585.SQ.FTS.B, 4.77%, 11/30/25	1,409	1,372
[a]7848447.SQ.FTS.B, 4.773%, 11/30/25	1,289	1,270
[a]7847877.SQ.FTS.B, 4.777%, 11/30/25	3,560	3,492
[a]7846043.SQ.FTS.B, 4.779%, 11/30/25	26,489	25,623
[a]7846681.SQ.FTS.B, 4.779%, 11/30/25	13,495	13,056
[a]7848656.SQ.FTS.B, 4.779%, 11/30/25	2,125	2,107
[a]7843678.SQ.FTS.B, 4.78%, 11/30/25	4,253	4,173
[a]7845604.SQ.FTS.B, 4.78%, 11/30/25	6,598	5,594
[a]7847120.SQ.FTS.B, 4.78%, 11/30/25	15,845	5,980
[a]7848081.SQ.FTS.B, 4.78%, 11/30/25	5,374	4,672
[a]7849196.SQ.FTS.B, 4.78%, 11/30/25	473	175
[a]7850087.SQ.FTS.B, 4.78%, 11/30/25	10,482	10,138
[a]7842690.SQ.FTS.B, 4.781%, 11/30/25	12,739	12,407
[a]7847727.SQ.FTS.B, 4.782%, 11/30/25	2,566	2,510
[a]7848556.SQ.FTS.B, 5.092%, 11/30/25	7,489	6,361
[a]7842626.SQ.FTS.B, 5.102%, 11/30/25	2,280	2,175
[a]7847814.SQ.FTS.B, 5.345%, 11/30/25	1,370	1,352
[a]7849202.SQ.FTS.B, 5.345%, 11/30/25	3,658	3,616
[a]7843867.SQ.FTS.B, 5.346%, 11/30/25	25,371	24,887
[a]7846007.SQ.FTS.B, 5.352%, 11/30/25	1,906	1,841
[a]7843814.SQ.FTS.B, 5.435%, 11/30/25	1,608	408
[a]7849174.SQ.FTS.B, 5.535%, 11/30/25	1,861	1,775
[a]7849345.SQ.FTS.B, 5.535%, 11/30/25	30,806	29,913
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7848990.SQ.FTS.B, 5.537%, 11/30/25	$2,154	$2,059
[a]7847972.SQ.FTS.B, 5.711%, 11/30/25	464	453
[a]7850077.SQ.FTS.B, 5.725%, 11/30/25	1,130	746
[a]7842554.SQ.FTS.B, 5.912%, 11/30/25	1,556	1,512
[a]7849316.SQ.FTS.B, 6.154%, 11/30/25	575	523
[a]7842506.SQ.FTS.B, 6.164%, 11/30/25	3,762	1,806
[a]7845512.SQ.FTS.B, 6.166%, 11/30/25	423	415
[a]7845896.SQ.FTS.B, 6.171%, 11/30/25	2,769	565
[a]7845256.SQ.FTS.B, 6.289%, 11/30/25	1,133	1,078
[a]7845917.SQ.FTS.B, 6.289%, 11/30/25	5,894	3,177
[a]7842370.SQ.FTS.B, 6.292%, 11/30/25	1,192	1,158
[a]7850585.SQ.FTS.B, 4.78%, 12/01/25	3,821	3,698
[a]7850776.SQ.FTS.B, 4.78%, 12/01/25	3,215	3,131
[a]7850862.SQ.FTS.B, 4.78%, 12/01/25	23,727	19,977
[a]7850657.SQ.FTS.B, 4.783%, 12/01/25	2,439	2,395
[a]7851229.SQ.FTS.B, 5.526%, 12/01/25	1,426	1,364
[a]7851191.SQ.FTS.B, 5.535%, 12/01/25	1,106	1,091
[a]7851164.SQ.FTS.B, 5.921%, 12/01/25	1,417	1,329
[a]7851968.SQ.FTS.B, 4.754%, 12/02/25	1,440	999
[a]7852336.SQ.FTS.B, 4.78%, 12/02/25	11,063	10,833
[a]7852014.SQ.FTS.B, 5.093%, 12/02/25	9,829	9,479
[a]7852293.SQ.FTS.B, 5.094%, 12/02/25	1,335	1,299
[a]7851881.SQ.FTS.B, 5.33%, 12/02/25	1,177	1,041
[a]7851862.SQ.FTS.B, 5.444%, 12/02/25	1,437	193
[a]7851652.SQ.FTS.B, 6.155%, 12/02/25	1,233	1,127
[a]7852238.SQ.FTS.B, 6.171%, 12/02/25	1,103	1,086
[a]7855273.SQ.FTS.B, 4.777%, 12/03/25	3,533	3,377
[a]7854939.SQ.FTS.B, 4.778%, 12/03/25	7,564	7,401
[a]7853607.SQ.FTS.B, 4.78%, 12/03/25	2,959	2,909
[a]7853722.SQ.FTS.B, 4.78%, 12/03/25	6,424	6,291
[a]7853255.SQ.FTS.B, 4.782%, 12/03/25	5,059	4,965
[a]7856504.SQ.FTS.B, 5.089%, 12/03/25	3,591	2,678
[a]7853962.SQ.FTS.B, 5.094%, 12/03/25	30,459	7,316
[a]7854444.SQ.FTS.B, 5.095%, 12/03/25	9,887	9,709
[a]7852982.SQ.FTS.B, 5.097%, 12/03/25	3,430	3,354
[a]7855254.SQ.FTS.B, 6.477%, 12/03/25	1,390	735
[a]7859635.SQ.FTS.B, 4.773%, 12/04/25	1,069	1,050
[a]7856876.SQ.FTS.B, 4.778%, 12/04/25	4,670	4,518
[a]7859776.SQ.FTS.B, 4.778%, 12/04/25	6,201	6,023
[a]7858812.SQ.FTS.B, 4.78%, 12/04/25	962	940
[a]7859113.SQ.FTS.B, 4.781%, 12/04/25	12,397	10,518
[a]7857647.SQ.FTS.B, 5.094%, 12/04/25	1,628	1,605
[a]7857494.SQ.FTS.B, 5.098%, 12/04/25	4,745	4,533
[a]7858839.SQ.FTS.B, 5.343%, 12/04/25	653	646
[a]7860462.SQ.FTS.B, 5.347%, 12/04/25	10,217	9,813
[a]7858201.SQ.FTS.B, 5.535%, 12/04/25	13,356	9,136

52	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7856808.SQ.FTS.B, 5.717%, 12/04/25	$2,063	$1,709
[a]7857831.SQ.FTS.B, 5.725%, 12/04/25	16,733	487
[a]7859666.SQ.FTS.B, 5.899%, 12/04/25	554	535
[a]7860428.SQ.FTS.B, 6.16%, 12/04/25	1,006	599
[a]7857367.SQ.FTS.B, 6.289%, 12/04/25	409	405
[a]7856685.SQ.FTS.B, 6.292%, 12/04/25	1,396	1,365
[a]7863722.SQ.FTS.B, 4.743%, 12/05/25	1,026	49
[a]7862394.SQ.FTS.B, 4.749%, 12/05/25	816	627
[a]7863127.SQ.FTS.B, 4.762%, 12/05/25	483	304
[a]7861466.SQ.FTS.B, 4.777%, 12/05/25	4,558	4,423
[a]7862602.SQ.FTS.B, 4.778%, 12/05/25	4,460	4,311
[a]7862183.SQ.FTS.B, 4.78%, 12/05/25	3,950	3,879
[a]7862424.SQ.FTS.B, 4.78%, 12/05/25	9,396	9,204
[a]7863207.SQ.FTS.B, 4.78%, 12/05/25	40,142	34,367
[a]7863757.SQ.FTS.B, 4.78%, 12/05/25	1,252	1,227
[a]7863777.SQ.FTS.B, 4.78%, 12/05/25	5,827	5,705
[a]7863991.SQ.FTS.B, 4.78%, 12/05/25	2,674	2,589
[a]7864118.SQ.FTS.B, 4.787%, 12/05/25	1,449	1,399
[a]7861753.SQ.FTS.B, 5.093%, 12/05/25	2,518	1,964
[a]7862928.SQ.FTS.B, 5.094%, 12/05/25	5,454	5,368
[a]7861308.SQ.FTS.B, 5.097%, 12/05/25	3,301	3,254
[a]7862669.SQ.FTS.B, 5.099%, 12/05/25	2,261	2,225
[a]7862237.SQ.FTS.B, 5.105%, 12/05/25	917	876
[a]7862718.SQ.FTS.B, 5.347%, 12/05/25	10,022	9,806
[a]7861099.SQ.FTS.B, 5.348%, 12/05/25	8,617	8,140
[a]7862245.SQ.FTS.B, 5.348%, 12/05/25	4,212	4,157
[a]7864315.SQ.FTS.B, 5.915%, 12/05/25	7,642	853
[a]7861685.SQ.FTS.B, 5.918%, 12/05/25	2,285	2,146
[a]7862243.SQ.FTS.B, 6.152%, 12/05/25	969	750
[a]7863145.SQ.FTS.B, 6.164%, 12/05/25	7,425	3,056
[a]7862093.SQ.FTS.B, 6.166%, 12/05/25	1,186	1,175
[a]7864064.SQ.FTS.B, 6.168%, 12/05/25	897	854
[a]7867057.SQ.FTS.B, 4.771%, 12/06/25	1,042	1,027
[a]7866580.SQ.FTS.B, 4.78%, 12/06/25	1,753	1,710
[a]7868192.SQ.FTS.B, 4.78%, 12/06/25	3,011	2,960
[a]7868633.SQ.FTS.B, 4.78%, 12/06/25	32,138	31,381
[a]7866637.SQ.FTS.B, 4.781%, 12/06/25	3,300	3,211
[a]7866713.SQ.FTS.B, 4.782%, 12/06/25	6,487	4,638
[a]7868495.SQ.FTS.B, 4.782%, 12/06/25	3,921	3,787
[a]7868442.SQ.FTS.B, 5.09%, 12/06/25	2,780	2,581
[a]7869452.SQ.FTS.B, 5.094%, 12/06/25	33,156	32,549
[a]7867979.SQ.FTS.B, 5.097%, 12/06/25	6,582	6,412
[a]7868260.SQ.FTS.B, 5.346%, 12/06/25	4,142	4,076
[a]7866427.SQ.FTS.B, 5.913%, 12/06/25	3,726	3,634
[a]7868421.SQ.FTS.B, 6.157%, 12/06/25	1,757	1,372
[a]7873869.SQ.FTS.B, 4.778%, 12/07/25	5,257	5,184
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7871653.SQ.FTS.B, 4.78%, 12/07/25	$33,884	$33,215
[a]7870306.SQ.FTS.B, 4.781%, 12/07/25	3,691	3,629
[a]7870431.SQ.FTS.B, 4.787%, 12/07/25	2,579	2,454
[a]7872545.SQ.FTS.B, 5.093%, 12/07/25	4,237	4,040
[a]7870486.SQ.FTS.B, 5.094%, 12/07/25	13,495	13,260
[a]7871259.SQ.FTS.B, 5.095%, 12/07/25	6,830	6,598
[a]7872638.SQ.FTS.B, 5.534%, 12/07/25	14,014	13,829
[a]7873261.SQ.FTS.B, 5.912%, 12/07/25	1,765	1,675
[a]7871499.SQ.FTS.B, 5.914%, 12/07/25	2,177	2,159
[a]7873340.SQ.FTS.B, 5.919%, 12/07/25	558	544
[a]7873355.SQ.FTS.B, 6.155%, 12/07/25	743	687
[a]7873369.SQ.FTS.B, 6.163%, 12/07/25	14,140	7,971
[a]7872610.SQ.FTS.B, 6.166%, 12/07/25	1,276	1,248
[a]7874666.SQ.FTS.B, 4.781%, 12/08/25	1,422	1,399
[a]7874139.SQ.FTS.B, 5.091%, 12/08/25	1,992	1,957
[a]7874265.SQ.FTS.B, 5.091%, 12/08/25	3,729	3,586
[a]7874013.SQ.FTS.B, 5.093%, 12/08/25	2,724	2,681
[a]7874480.SQ.FTS.B, 5.112%, 12/08/25	1,298	1,035
[a]7874690.SQ.FTS.B, 5.343%, 12/08/25	1,001	984
[a]7874516.SQ.FTS.B, 5.347%, 12/08/25	5,965	5,766
[a]7874446.SQ.FTS.B, 5.543%, 12/08/25	1,936	1,849
[a]7874648.SQ.FTS.B, 5.549%, 12/08/25	572	559
[a]7874236.SQ.FTS.B, 6.163%, 12/08/25	1,881	1,840
[a]7874412.SQ.FTS.B, 6.17%, 12/08/25	1,659	1,566
[a]7875047.SQ.FTS.B, 4.757%, 12/09/25	428	259
[a]7875052.SQ.FTS.B, 4.769%, 12/09/25	1,331	1,293
[a]7875654.SQ.FTS.B, 4.777%, 12/09/25	4,339	4,257
[a]7875732.SQ.FTS.B, 4.779%, 12/09/25	11,398	11,077
[a]7875148.SQ.FTS.B, 5.092%, 12/09/25	9,737	8,188
[a]7875406.SQ.FTS.B, 5.094%, 12/09/25	24,393	18,282
[a]7875129.SQ.FTS.B, 5.115%, 12/09/25	302	299
[a]7875078.SQ.FTS.B, 5.537%, 12/09/25	2,738	2,556
[a]7875019.SQ.FTS.B, 6.172%, 12/09/25	904	798
[a]7876050.SQ.FTS.B, 4.78%, 12/10/25	7,540	7,172
[a]7876687.SQ.FTS.B, 4.78%, 12/10/25	5,925	5,808
[a]7877137.SQ.FTS.B, 4.78%, 12/10/25	2,607	2,576
[a]7877456.SQ.FTS.B, 4.78%, 12/10/25	1,418	1,394
[a]7877556.SQ.FTS.B, 4.782%, 12/10/25	5,606	5,443
[a]7879219.SQ.FTS.B, 4.782%, 12/10/25	3,605	3,483
[a]7876201.SQ.FTS.B, 5.09%, 12/10/25	2,526	2,456
[a]7877706.SQ.FTS.B, 5.346%, 12/10/25	25,573	25,015
[a]7879021.SQ.FTS.B, 5.346%, 12/10/25	5,179	5,103
[a]7879545.SQ.FTS.B, 5.346%, 12/10/25	8,627	8,350
[a]7876470.SQ.FTS.B, 5.348%, 12/10/25	2,790	2,003
[a]7879296.SQ.FTS.B, 5.348%, 12/10/25	13,413	12,056
[a]7876569.SQ.FTS.B, 5.53%, 12/10/25	1,395	1,359

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	53

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7877489.SQ.FTS.B, 5.533%, 12/10/25	$1,795	$1,729
[a]7876335.SQ.FTS.B, 5.917%, 12/10/25	3,371	3,079
[a]7877388.SQ.FTS.B, 5.92%, 12/10/25	1,879	1,765
[a]7878416.SQ.FTS.B, 6.164%, 12/10/25	532	521
[a]7880579.SQ.FTS.B, 4.777%, 12/11/25	3,445	3,326
[a]7880432.SQ.FTS.B, 4.78%, 12/11/25	3,046	2,958
[a]7880873.SQ.FTS.B, 4.78%, 12/11/25	7,775	7,549
[a]7880764.SQ.FTS.B, 4.782%, 12/11/25	3,447	2,990
[a]7882504.SQ.FTS.B, 5.089%, 12/11/25	920	910
[a]7880284.SQ.FTS.B, 5.091%, 12/11/25	2,190	2,126
[a]7880174.SQ.FTS.B, 5.094%, 12/11/25	1,863	1,820
[a]7881107.SQ.FTS.B, 5.094%, 12/11/25	1,303	1,211
[a]7881973.SQ.FTS.B, 5.094%, 12/11/25	21,981	21,541
[a]7883298.SQ.FTS.B, 5.094%, 12/11/25	5,714	5,579
[a]7881139.SQ.FTS.B, 5.107%, 12/11/25	1,051	1,031
[a]7879834.SQ.FTS.B, 5.346%, 12/11/25	4,736	4,291
[a]7882746.SQ.FTS.B, 5.535%, 12/11/25	14,500	9,829
[a]7881405.SQ.FTS.B, 5.539%, 12/11/25	1,774	1,709
[a]7879952.SQ.FTS.B, 5.91%, 12/11/25	3,365	3,261
[a]7881375.SQ.FTS.B, 5.912%, 12/11/25	880	866
[a]7883766.SQ.FTS.B, 4.779%, 12/12/25	18,982	18,503
[a]7883450.SQ.FTS.B, 4.78%, 12/12/25	11,236	10,904
[a]7885233.SQ.FTS.B, 4.78%, 12/12/25	10,945	10,635
[a]7886338.SQ.FTS.B, 4.78%, 12/12/25	9,653	9,299
[a]7886978.SQ.FTS.B, 5.094%, 12/12/25	32,580	31,436
[a]7885042.SQ.FTS.B, 5.095%, 12/12/25	4,591	4,486
[a]7885893.SQ.FTS.B, 5.096%, 12/12/25	7,454	7,289
[a]7886942.SQ.FTS.B, 5.105%, 12/12/25	1,389	1,339
[a]7884279.SQ.FTS.B, 5.349%, 12/12/25	4,434	4,356
[a]7885885.SQ.FTS.B, 5.352%, 12/12/25	1,332	1,209
[a]7885177.SQ.FTS.B, 5.426%, 12/12/25	49	47
[a]7885718.SQ.FTS.B, 5.446%, 12/12/25	969	786
[a]7886630.SQ.FTS.B, 5.535%, 12/12/25	8,902	8,742
[a]7886559.SQ.FTS.B, 5.717%, 12/12/25	1,101	1,080
[a]7886214.SQ.FTS.B, 5.719%, 12/12/25	3,317	3,198
[a]7886074.SQ.FTS.B, 5.91%, 12/12/25	1,879	1,832
[a]7884915.SQ.FTS.B, 6.152%, 12/12/25	2,227	172
[a]7884583.SQ.FTS.B, 6.164%, 12/12/25	2,660	2,585
[a]7884950.SQ.FTS.B, 6.164%, 12/12/25	489	462
[a]7886136.SQ.FTS.B, 6.164%, 12/12/25	5,530	4,304
[a]7885751.SQ.FTS.B, 6.479%, 12/12/25	4,367	3,041
[a]7890325.SQ.FTS.B, 4.755%, 12/13/25	391	379
[a]7892941.SQ.FTS.B, 4.779%, 12/13/25	7,650	7,547
[a]7890022.SQ.FTS.B, 4.78%, 12/13/25	7,951	6,820
[a]7892554.SQ.FTS.B, 4.78%, 12/13/25	931	915
[a]7891097.SQ.FTS.B, 4.781%, 12/13/25	15,030	14,693
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7892636.SQ.FTS.B, 4.781%, 12/13/25	$981	$976
[a]7889239.SQ.FTS.B, 4.785%, 12/13/25	2,769	2,709
[a]7891471.SQ.FTS.B, 5.094%, 12/13/25	379	378
[a]7891753.SQ.FTS.B, 5.094%, 12/13/25	5,857	5,451
[a]7889398.SQ.FTS.B, 5.346%, 12/13/25	11,921	11,528
[a]7890889.SQ.FTS.B, 5.725%, 12/13/25	12,217	10,442
[a]7892822.SQ.FTS.B, 5.913%, 12/13/25	7,563	119
[a]7891603.SQ.FTS.B, 6.164%, 12/13/25	7,362	6,510
[a]7893100.SQ.FTS.B, 4.776%, 12/14/25	3,829	3,719
[a]7894440.SQ.FTS.B, 4.777%, 12/14/25	825	793
[a]7893989.SQ.FTS.B, 4.779%, 12/14/25	6,495	6,266
[a]7893634.SQ.FTS.B, 4.78%, 12/14/25	4,788	4,679
[a]7895643.SQ.FTS.B, 4.78%, 12/14/25	3,331	3,210
[a]7895735.SQ.FTS.B, 4.78%, 12/14/25	20,291	19,274
[a]7894474.SQ.FTS.B, 4.781%, 12/14/25	7,780	7,646
[a]7896520.SQ.FTS.B, 5.094%, 12/14/25	19,258	15,528
[a]7894875.SQ.FTS.B, 5.095%, 12/14/25	13,441	13,292
[a]7896084.SQ.FTS.B, 5.095%, 12/14/25	5,803	5,757
[a]7895716.SQ.FTS.B, 5.096%, 12/14/25	1,869	1,814
[a]7893273.SQ.FTS.B, 5.344%, 12/14/25	2,900	2,634
[a]7895485.SQ.FTS.B, 5.922%, 12/14/25	940	911
[a]7894286.SQ.FTS.B, 6.16%, 12/14/25	3,626	2,157
[a]7894791.SQ.FTS.B, 6.162%, 12/14/25	3,067	2,904
[a]7895298.SQ.FTS.B, 6.164%, 12/14/25	7,661	7,449
[a]7895503.SQ.FTS.B, 6.164%, 12/14/25	4,923	4,830
[a]7894179.SQ.FTS.B, 6.169%, 12/14/25	3,089	2,722
[a]7898692.SQ.FTS.B, 4.75%, 12/15/25	611	558
[a]7898886.SQ.FTS.B, 4.78%, 12/15/25	5,460	5,339
[a]7899056.SQ.FTS.B, 4.78%, 12/15/25	3,096	3,005
[a]7899393.SQ.FTS.B, 4.78%, 12/15/25	1,319	1,295
[a]7898740.SQ.FTS.B, 4.783%, 12/15/25	3,420	3,296
[a]7899030.SQ.FTS.B, 4.785%, 12/15/25	1,241	1,209
[a]7899275.SQ.FTS.B, 5.09%, 12/15/25	1,576	1,273
[a]7899105.SQ.FTS.B, 5.1%, 12/15/25	2,879	2,670
[a]7899376.SQ.FTS.B, 5.105%, 12/15/25	1,651	1,330
[a]7899417.SQ.FTS.B, 5.346%, 12/15/25	7,772	5,648
[a]7899498.SQ.FTS.B, 5.723%, 12/15/25	7,068	6,092
[a]7898775.SQ.FTS.B, 6.163%, 12/15/25	4,951	4,849
[a]7899178.SQ.FTS.B, 6.166%, 12/15/25	3,367	3,303
[a]7899307.SQ.FTS.B, 6.166%, 12/15/25	2,428	2,339
[a]7899816.SQ.FTS.B, 4.779%, 12/16/25	6,528	6,340
[a]7899956.SQ.FTS.B, 4.78%, 12/16/25	4,801	4,177
[a]7900034.SQ.FTS.B, 4.78%, 12/16/25	2,142	2,105
[a]7899924.SQ.FTS.B, 4.783%, 12/16/25	1,977	1,731
[a]7899748.SQ.FTS.B, 5.097%, 12/16/25	4,713	4,493
[a]7900319.SQ.FTS.B, 5.098%, 12/16/25	1,901	1,869

54	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7900512.SQ.FTS.B, 5.349%, 12/16/25	$2,940	$2,823
[a]7900212.SQ.FTS.B, 5.902%, 12/16/25	1,756	1,651
[a]7900383.SQ.FTS.B, 6.165%, 12/16/25	4,174	4,052
[a]7899808.SQ.FTS.B, 6.172%, 12/16/25	1,467	698
[a]7901793.SQ.FTS.B, 4.779%, 12/17/25	3,551	3,499
[a]7901692.SQ.FTS.B, 4.78%, 12/17/25	2,317	2,281
[a]7903443.SQ.FTS.B, 4.78%, 12/17/25	22,957	22,561
[a]7904157.SQ.FTS.B, 5.095%, 12/17/25	8,821	8,498
[a]7901236.SQ.FTS.B, 5.348%, 12/17/25	5,737	5,227
[a]7903173.SQ.FTS.B, 5.736%, 12/17/25	276	273
[a]7901473.SQ.FTS.B, 5.907%, 12/17/25	1,912	1,837
[a]7903217.SQ.FTS.B, 5.919%, 12/17/25	1,096	1,076
[a]7902270.SQ.FTS.B, 6.289%, 12/17/25	19,687	19,020
[a]7906626.SQ.FTS.B, 4.774%, 12/18/25	2,098	2,060
[a]7904435.SQ.FTS.B, 4.777%, 12/18/25	2,374	2,328
[a]7904323.SQ.FTS.B, 4.778%, 12/18/25	3,189	3,139
[a]7904897.SQ.FTS.B, 4.78%, 12/18/25	4,884	4,770
[a]7905571.SQ.FTS.B, 5.094%, 12/18/25	9,919	9,641
[a]7906521.SQ.FTS.B, 5.096%, 12/18/25	2,152	2,108
[a]7906578.SQ.FTS.B, 5.097%, 12/18/25	5,322	5,129
[a]7904562.SQ.FTS.B, 5.098%, 12/18/25	1,315	1,293
[a]7904605.SQ.FTS.B, 5.346%, 12/18/25	2,424	2,397
[a]7906676.SQ.FTS.B, 5.346%, 12/18/25	41,468	30,026
[a]7904766.SQ.FTS.B, 5.35%, 12/18/25	3,452	3,377
[a]7907550.SQ.FTS.B, 5.726%, 12/18/25	10,089	6,755
[a]7905396.SQ.FTS.B, 6.161%, 12/18/25	8,492	3,851
[a]7905160.SQ.FTS.B, 6.166%, 12/18/25	8,574	6,857
[a]7909998.SQ.FTS.B, 4.749%, 12/19/25	1,216	790
[a]7909870.SQ.FTS.B, 4.78%, 12/19/25	7,888	7,658
[a]7910262.SQ.FTS.B, 4.78%, 12/19/25	7,860	7,560
[a]7910386.SQ.FTS.B, 4.782%, 12/19/25	3,513	3,431
[a]7910195.SQ.FTS.B, 5.344%, 12/19/25	1,634	1,607
[a]7910806.SQ.FTS.B, 5.347%, 12/19/25	11,169	10,821
[a]7910221.SQ.FTS.B, 5.35%, 12/19/25	994	967
[a]7910942.SQ.FTS.B, 5.44%, 12/19/25	2,096	2,053
[a]7910090.SQ.FTS.B, 5.535%, 12/19/25	4,190	4,103
[a]7910464.SQ.FTS.B, 5.535%, 12/19/25	36,029	33,696
[a]7910245.SQ.FTS.B, 5.896%, 12/19/25	873	823
[a]7910369.SQ.FTS.B, 5.9%, 12/19/25	1,159	1,122
[a]7910017.SQ.FTS.B, 6.184%, 12/19/25	1,118	661
[a]7911086.SQ.FTS.B, 6.289%, 12/19/25	18,106	1,189
[a]7914780.SQ.FTS.B, 4.737%, 12/20/25	1,454	732
[a]7912183.SQ.FTS.B, 4.768%, 12/20/25	977	960
[a]7914155.SQ.FTS.B, 4.779%, 12/20/25	1,767	1,745
[a]7911274.SQ.FTS.B, 4.78%, 12/20/25	821	800
[a]7911303.SQ.FTS.B, 4.781%, 12/20/25	17,651	17,116
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7912587.SQ.FTS.B, 4.781%, 12/20/25	$11,179	$9,801
[a]7912823.SQ.FTS.B, 4.781%, 12/20/25	4,209	4,144
[a]7914030.SQ.FTS.B, 4.782%, 12/20/25	2,810	2,753
[a]7914636.SQ.FTS.B, 4.783%, 12/20/25	3,806	3,727
[a]7912400.SQ.FTS.B, 4.785%, 12/20/25	1,988	1,955
[a]7912076.SQ.FTS.B, 5.082%, 12/20/25	1,066	1,017
[a]7912240.SQ.FTS.B, 5.097%, 12/20/25	2,499	2,430
[a]7914433.SQ.FTS.B, 5.339%, 12/20/25	802	793
[a]7914464.SQ.FTS.B, 5.348%, 12/20/25	6,376	6,266
[a]7914364.SQ.FTS.B, 5.437%, 12/20/25	3,173	2,010
[a]7912038.SQ.FTS.B, 5.734%, 12/20/25	839	810
[a]7912127.SQ.FTS.B, 5.909%, 12/20/25	1,540	1,478
[a]7912563.SQ.FTS.B, 5.922%, 12/20/25	359	348
[a]7913774.SQ.FTS.B, 6.163%, 12/20/25	9,170	8,998
[a]7914186.SQ.FTS.B, 6.164%, 12/20/25	4,196	4,132
[a]7911278.SQ.FTS.B, 6.168%, 12/20/25	516	506
[a]7914903.SQ.FTS.B, 4.752%, 12/21/25	1,864	1,224
[a]7916297.SQ.FTS.B, 4.78%, 12/21/25	27,769	27,070
[a]7915246.SQ.FTS.B, 4.781%, 12/21/25	6,924	6,717
[a]7916142.SQ.FTS.B, 4.781%, 12/21/25	5,940	5,804
[a]7916731.SQ.FTS.B, 4.781%, 12/21/25	9,133	8,957
[a]7918721.SQ.FTS.B, 5.095%, 12/21/25	4,038	3,929
[a]7915832.SQ.FTS.B, 5.346%, 12/21/25	3,834	3,750
[a]7918304.SQ.FTS.B, 5.346%, 12/21/25	3,706	3,680
[a]7917398.SQ.FTS.B, 5.535%, 12/21/25	50,201	46,943
[a]7915654.SQ.FTS.B, 5.724%, 12/21/25	15	15
[a]7918240.SQ.FTS.B, 6.163%, 12/21/25	1,728	1,685
[a]7919422.SQ.FTS.B, 4.749%, 12/22/25	980	742
[a]7919480.SQ.FTS.B, 4.78%, 12/22/25	1,181	1,157
[a]7919013.SQ.FTS.B, 4.781%, 12/22/25	4,665	4,516
[a]7919065.SQ.FTS.B, 5.349%, 12/22/25	5,351	5,189
[a]7919449.SQ.FTS.B, 5.35%, 12/22/25	3,085	2,822
[a]7919161.SQ.FTS.B, 5.444%, 12/22/25	5,679	4,221
[a]7919711.SQ.FTS.B, 5.541%, 12/22/25	1,139	1,123
[a]7919228.SQ.FTS.B, 5.725%, 12/22/25	10,617	10,242
[a]7918902.SQ.FTS.B, 5.912%, 12/22/25	5,722	5,280
[a]7919664.SQ.FTS.B, 6.14%, 12/22/25	464	441
[a]7919996.SQ.FTS.B, 4.776%, 12/23/25	2,678	2,576
[a]7920050.SQ.FTS.B, 4.782%, 12/23/25	2,190	2,143
[a]7920613.SQ.FTS.B, 5.346%, 12/23/25	4,122	4,083
[a]7920425.SQ.FTS.B, 5.348%, 12/23/25	7,441	7,278
[a]7919976.SQ.FTS.B, 5.542%, 12/23/25	1,291	1,207
[a]7920153.SQ.FTS.B, 6.163%, 12/23/25	4,943	4,771
[a]7921108.SQ.FTS.B, 4.78%, 12/24/25	26,637	25,374
[a]7922228.SQ.FTS.B, 4.78%, 12/24/25	885	869
[a]7922263.SQ.FTS.B, 4.78%, 12/24/25	3,695	3,601

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	55

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7922439.SQ.FTS.B, 4.781%, 12/24/25	$3,477	$3,435
[a]7922666.SQ.FTS.B, 5.094%, 12/24/25	5,158	5,028
[a]7922635.SQ.FTS.B, 5.53%, 12/24/25	1,152	1,129
[a]7924112.SQ.FTS.B, 5.53%, 12/24/25	2,685	2,585
[a]7922358.SQ.FTS.B, 5.532%, 12/24/25	2,987	2,880
[a]7923372.SQ.FTS.B, 5.534%, 12/24/25	19,988	19,257
[a]7922062.SQ.FTS.B, 5.535%, 12/24/25	10,719	7,445
[a]7923341.SQ.FTS.B, 5.535%, 12/24/25	1,894	1,390
[a]7924472.SQ.FTS.B, 5.536%, 12/24/25	1,462	1,362
[a]7922596.SQ.FTS.B, 5.909%, 12/24/25	3,354	2,239
[a]7924502.SQ.FTS.B, 5.91%, 12/24/25	2,783	2,747
[a]7926526.SQ.FTS.B, 4.732%, 12/25/25	453	400
[a]7924898.SQ.FTS.B, 4.749%, 12/25/25	5,969	5,506
[a]7927070.SQ.FTS.B, 4.776%, 12/25/25	2,841	2,771
[a]7927387.SQ.FTS.B, 4.779%, 12/25/25	28,657	27,890
[a]7925113.SQ.FTS.B, 4.78%, 12/25/25	17,866	17,496
[a]7925842.SQ.FTS.B, 4.78%, 12/25/25	4,042	3,931
[a]7926059.SQ.FTS.B, 4.78%, 12/25/25	8,326	8,065
[a]7927841.SQ.FTS.B, 4.78%, 12/25/25	2,842	2,734
[a]7928086.SQ.FTS.B, 4.78%, 12/25/25	5,228	5,124
[a]7927275.SQ.FTS.B, 4.781%, 12/25/25	6,968	6,643
[a]7926297.SQ.FTS.B, 4.782%, 12/25/25	5,850	5,674
[a]7925941.SQ.FTS.B, 5.096%, 12/25/25	1,724	1,672
[a]7927972.SQ.FTS.B, 5.344%, 12/25/25	3,739	3,535
[a]7927010.SQ.FTS.B, 5.348%, 12/25/25	1,877	1,800
[a]7926473.SQ.FTS.B, 5.533%, 12/25/25	4,421	4,289
[a]7927878.SQ.FTS.B, 5.536%, 12/25/25	6,762	6,100
[a]7925824.SQ.FTS.B, 5.723%, 12/25/25	614	604
[a]7924744.SQ.FTS.B, 5.912%, 12/25/25	2,355	2,335
[a]7924605.SQ.FTS.B, 5.915%, 12/25/25	2,333	2,286
[a]7927138.SQ.FTS.B, 5.918%, 12/25/25	634	621
[a]7925997.SQ.FTS.B, 6.164%, 12/25/25	771	621
[a]7929408.SQ.FTS.B, 4.737%, 12/26/25	1,614	280
[a]7928943.SQ.FTS.B, 4.748%, 12/26/25	1,019	943
[a]7931293.SQ.FTS.B, 4.774%, 12/26/25	1,127	1,102
[a]7931170.SQ.FTS.B, 4.778%, 12/26/25	5,707	5,580
[a]7931051.SQ.FTS.B, 4.779%, 12/26/25	3,752	3,141
[a]7928534.SQ.FTS.B, 4.78%, 12/26/25	12,228	11,974
[a]7929259.SQ.FTS.B, 4.78%, 12/26/25	2,055	2,010
[a]7929439.SQ.FTS.B, 4.78%, 12/26/25	3,018	2,952
[a]7929768.SQ.FTS.B, 4.78%, 12/26/25	5,032	4,901
[a]7929853.SQ.FTS.B, 4.78%, 12/26/25	6,308	6,115
[a]7930438.SQ.FTS.B, 4.78%, 12/26/25	21,541	20,994
[a]7931032.SQ.FTS.B, 4.78%, 12/26/25	930	896
[a]7931107.SQ.FTS.B, 4.784%, 12/26/25	3,392	3,283
[a]7930793.SQ.FTS.B, 5.094%, 12/26/25	1,568	1,528
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7930724.SQ.FTS.B, 5.347%, 12/26/25	$4,363	$4,286
[a]7928430.SQ.FTS.B, 5.348%, 12/26/25	5,812	5,680
[a]7929539.SQ.FTS.B, 5.533%, 12/26/25	9,783	9,104
[a]7929430.SQ.FTS.B, 5.553%, 12/26/25	451	445
[a]7930427.SQ.FTS.B, 5.723%, 12/26/25	1,020	1,002
[a]7930838.SQ.FTS.B, 5.723%, 12/26/25	11,252	10,271
[a]7931312.SQ.FTS.B, 5.723%, 12/26/25	19,460	18,570
[a]7929355.SQ.FTS.B, 6.159%, 12/26/25	235	232
[a]7934988.SQ.FTS.B, 4.746%, 12/27/25	479	457
[a]7936107.SQ.FTS.B, 4.775%, 12/27/25	1,830	1,743
[a]7938098.SQ.FTS.B, 4.775%, 12/27/25	2,643	2,515
[a]7934558.SQ.FTS.B, 4.779%, 12/27/25	11,375	11,102
[a]7936118.SQ.FTS.B, 4.779%, 12/27/25	9,874	9,647
[a]7936816.SQ.FTS.B, 4.78%, 12/27/25	9,987	9,776
[a]7937328.SQ.FTS.B, 4.788%, 12/27/25	1,641	1,603
[a]7937373.SQ.FTS.B, 5.351%, 12/27/25	2,823	2,663
[a]7936788.SQ.FTS.B, 5.435%, 12/27/25	1,127	985
[a]7935072.SQ.FTS.B, 5.534%, 12/27/25	3,322	3,186
[a]7936447.SQ.FTS.B, 5.535%, 12/27/25	12,233	11,869
[a]7936708.SQ.FTS.B, 5.716%, 12/27/25	1,697	1,659
[a]7937661.SQ.FTS.B, 5.906%, 12/27/25	1,474	1,443
[a]7937482.SQ.FTS.B, 5.913%, 12/27/25	3,349	3,321
[a]7937726.SQ.FTS.B, 6.164%, 12/27/25	8,353	8,198
[a]7937247.SQ.FTS.B, 6.165%, 12/27/25	1,836	1,742
[a]7936784.SQ.FTS.B, 6.184%, 12/27/25	313	299
[a]7935661.SQ.FTS.B, 6.489%, 12/27/25	9	9
[a]7939487.SQ.FTS.B, 4.778%, 12/28/25	1,766	1,718
[a]7941303.SQ.FTS.B, 4.779%, 12/28/25	11,508	11,278
[a]7939562.SQ.FTS.B, 4.78%, 12/28/25	65,686	62,453
[a]7941669.SQ.FTS.B, 4.781%, 12/28/25	29,186	25,538
[a]7939386.SQ.FTS.B, 4.782%, 12/28/25	1,744	1,678
[a]7941524.SQ.FTS.B, 5.09%, 12/28/25	1,447	1,412
[a]7938632.SQ.FTS.B, 5.734%, 12/28/25	1,902	1,605
[a]7938163.SQ.FTS.B, 5.904%, 12/28/25	2,497	2,124
[a]7940788.SQ.FTS.B, 5.912%, 12/28/25	13,536	13,343
[a]7942361.SQ.FTS.B, 4.779%, 12/29/25	3,669	3,494
[a]7942552.SQ.FTS.B, 5.344%, 12/29/25	4,375	4,260
[a]7942127.SQ.FTS.B, 5.535%, 12/29/25	10,621	10,238
[a]7941868.SQ.FTS.B, 5.543%, 12/29/25	1,888	1,764
[a]7942707.SQ.FTS.B, 5.723%, 12/29/25	6,383	6,280
[a]7941921.SQ.FTS.B, 5.913%, 12/29/25	5,723	5,611
[a]7943276.SQ.FTS.B, 4.735%, 12/30/25	71	69
[a]7943091.SQ.FTS.B, 4.776%, 12/30/25	3,963	3,841
[a]7943286.SQ.FTS.B, 4.78%, 12/30/25	15,067	14,751
[a]7943738.SQ.FTS.B, 5.092%, 12/30/25	3,212	3,131
[a]7943179.SQ.FTS.B, 5.096%, 12/30/25	5,210	4,952

56	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7943661.SQ.FTS.B, 5.716%, 12/30/25	$1,209	$1,182
[a]7943709.SQ.FTS.B, 6.174%, 12/30/25	127	125
[a]7943724.SQ.FTS.B, 6.278%, 12/30/25	849	641
[a]7944244.SQ.FTS.B, 4.759%, 1/01/26	492	467
[a]7944750.SQ.FTS.B, 4.775%, 1/01/26	4,047	3,860
[a]7944960.SQ.FTS.B, 4.777%, 1/01/26	5,309	5,062
[a]7947735.SQ.FTS.B, 4.78%, 1/01/26	2,227	2,172
[a]7944593.SQ.FTS.B, 4.781%, 1/01/26	1,109	1,084
[a]7944303.SQ.FTS.B, 4.786%, 1/01/26	1,989	1,950
[a]7945123.SQ.FTS.B, 5.092%, 1/01/26	9,866	7,944
[a]7944001.SQ.FTS.B, 5.346%, 1/01/26	4,691	4,294
[a]7945723.SQ.FTS.B, 5.346%, 1/01/26	30,292	29,458
[a]7947682.SQ.FTS.B, 5.35%, 1/01/26	2,224	1,582
[a]7944552.SQ.FTS.B, 5.367%, 1/01/26	412	407
[a]7947161.SQ.FTS.B, 5.535%, 1/01/26	1,810	1,782
[a]7944191.SQ.FTS.B, 5.708%, 1/01/26	462	454
[a]7945364.SQ.FTS.B, 6.456%, 1/01/26	231	226
[a]7945393.SQ.FTS.B, 6.479%, 1/01/26	3,614	3,000
[a]7952445.SQ.FTS.B, 4.779%, 1/02/26	13,554	13,231
[a]7950410.SQ.FTS.B, 4.78%, 1/02/26	8,769	8,530
[a]7951783.SQ.FTS.B, 4.78%, 1/02/26	996	975
[a]7950695.SQ.FTS.B, 5.094%, 1/02/26	49,520	48,448
[a]7951876.SQ.FTS.B, 5.095%, 1/02/26	24,749	24,337
[a]7950354.SQ.FTS.B, 5.099%, 1/02/26	1,713	1,677
[a]7949413.SQ.FTS.B, 6.163%, 1/02/26	42,032	34,344
[a]7952731.SQ.FTS.B, 6.163%, 1/02/26	10,345	9,961
[a]7951839.SQ.FTS.B, 6.279%, 1/02/26	1,538	1,168
[a]7958030.SQ.FTS.B, 4.748%, 1/03/26	836	815
[a]7955576.SQ.FTS.B, 4.769%, 1/03/26	736	576
[a]7956224.SQ.FTS.B, 4.779%, 1/03/26	16,060	15,669
[a]7956716.SQ.FTS.B, 4.78%, 1/03/26	28,650	24,506
[a]7955940.SQ.FTS.B, 4.782%, 1/03/26	7,019	6,832
[a]7957305.SQ.FTS.B, 5.094%, 1/03/26	30,332	28,846
[a]7955659.SQ.FTS.B, 5.344%, 1/03/26	3,627	3,532
[a]7958191.SQ.FTS.B, 5.346%, 1/03/26	43,025	41,605
[a]7955210.SQ.FTS.B, 5.354%, 1/03/26	1,003	976
[a]7957908.SQ.FTS.B, 5.535%, 1/03/26	5,081	5,002
[a]7957289.SQ.FTS.B, 6.164%, 1/03/26	21	21
[a]7958110.SQ.FTS.B, 6.164%, 1/03/26	7,789	7,065
[a]7955191.SQ.FTS.B, 6.289%, 1/03/26	545	529
[a]7959302.SQ.FTS.B, 4.749%, 1/04/26	4,369	2,554
[a]7959452.SQ.FTS.B, 4.779%, 1/04/26	16,668	16,316
[a]7959126.SQ.FTS.B, 4.781%, 1/04/26	8,892	8,562
[a]7959740.SQ.FTS.B, 4.791%, 1/04/26	1,400	1,361
[a]7959105.SQ.FTS.B, 5.093%, 1/04/26	1,648	1,567
[a]7959660.SQ.FTS.B, 5.345%, 1/04/26	7,069	6,784
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7959372.SQ.FTS.B, 5.355%, 1/04/26	$2,600	$2,374
[a]7959756.SQ.FTS.B, 5.536%, 1/04/26	8,175	7,912
[a]7958852.SQ.FTS.B, 5.54%, 1/04/26	2,782	2,695
[a]7959418.SQ.FTS.B, 5.715%, 1/04/26	2,697	1,862
[a]7959269.SQ.FTS.B, 6.468%, 1/04/26	456	451
[a]7962368.SQ.FTS.B, 4.743%, 1/05/26	2,437	813
[a]7962923.SQ.FTS.B, 4.747%, 1/05/26	652	440
[a]7961615.SQ.FTS.B, 4.775%, 1/05/26	3,769	3,626
[a]7961282.SQ.FTS.B, 4.781%, 1/05/26	15,729	7,061
[a]7962546.SQ.FTS.B, 4.781%, 1/05/26	4,312	4,233
[a]7961204.SQ.FTS.B, 4.782%, 1/05/26	2,326	2,267
[a]7961559.SQ.FTS.B, 4.787%, 1/05/26	1,804	1,753
[a]7961684.SQ.FTS.B, 5.094%, 1/05/26	20,173	19,540
[a]7962755.SQ.FTS.B, 5.098%, 1/05/26	5,087	4,906
[a]7960463.SQ.FTS.B, 5.348%, 1/05/26	4,915	4,843
[a]7962290.SQ.FTS.B, 5.348%, 1/05/26	4,040	3,807
[a]7963167.SQ.FTS.B, 5.535%, 1/05/26	3,127	2,937
[a]7960831.SQ.FTS.B, 5.912%, 1/05/26	3,141	3,096
[a]7960928.SQ.FTS.B, 5.912%, 1/05/26	9,082	8,565
[a]7961107.SQ.FTS.B, 5.913%, 1/05/26	3,619	3,348
[a]7959962.SQ.FTS.B, 6.165%, 1/05/26	15,574	10,124
[a]7962193.SQ.FTS.B, 6.289%, 1/05/26	5,917	4,569
[a]7962504.SQ.FTS.B, 6.475%, 1/05/26	1,240	1,131
[a]7963969.SQ.FTS.B, 4.731%, 1/06/26	695	650
[a]7963186.SQ.FTS.B, 4.78%, 1/06/26	3,903	3,793
[a]7963819.SQ.FTS.B, 4.78%, 1/06/26	1,964	1,889
[a]7964047.SQ.FTS.B, 4.78%, 1/06/26	11,501	9,461
[a]7963553.SQ.FTS.B, 5.098%, 1/06/26	1,898	1,872
[a]7963628.SQ.FTS.B, 5.358%, 1/06/26	1,904	1,734
[a]7963660.SQ.FTS.B, 5.714%, 1/06/26	758	741
[a]7963525.SQ.FTS.B, 5.909%, 1/06/26	41	41
[a]7963754.SQ.FTS.B, 5.913%, 1/06/26	775	733
[a]7963894.SQ.FTS.B, 6.158%, 1/06/26	2,189	2,090
[a]7963986.SQ.FTS.B, 6.162%, 1/06/26	3,877	2,517
[a]7963304.SQ.FTS.B, 6.164%, 1/06/26	7,571	7,396
[a]7964426.SQ.FTS.B, 5.088%, 1/07/26	3,844	1,589
[a]7964666.SQ.FTS.B, 5.094%, 1/07/26	18,722	18,017
[a]7964521.SQ.FTS.B, 5.1%, 1/07/26	2,270	2,115
[a]7964476.SQ.FTS.B, 5.718%, 1/07/26	1,598	1,555
[a]7964214.SQ.FTS.B, 5.722%, 1/07/26	5,524	5,404
[a]7965337.SQ.FTS.B, 4.78%, 1/08/26	2,336	2,282
[a]7966810.SQ.FTS.B, 4.78%, 1/08/26	54,744	53,470
[a]7966364.SQ.FTS.B, 5.1%, 1/08/26	2,803	2,741
[a]7966338.SQ.FTS.B, 5.34%, 1/08/26	1,204	1,178
[a]7965459.SQ.FTS.B, 5.346%, 1/08/26	15,055	14,641
[a]7970629.SQ.FTS.B, 4.778%, 1/09/26	4,586	4,526

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	57

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7970841.SQ.FTS.B, 4.778%, 1/09/26	$6,488	$6,321
[a]7968658.SQ.FTS.B, 4.78%, 1/09/26	5,276	5,106
[a]7969466.SQ.FTS.B, 4.78%, 1/09/26	4,686	4,585
[a]7969951.SQ.FTS.B, 4.78%, 1/09/26	3,095	2,990
[a]7970053.SQ.FTS.B, 4.78%, 1/09/26	2,075	1,978
[a]7971417.SQ.FTS.B, 4.78%, 1/09/26	27,034	26,113
[a]7971902.SQ.FTS.B, 4.781%, 1/09/26	6,424	6,277
[a]7969777.SQ.FTS.B, 5.348%, 1/09/26	10,919	10,307
[a]7970495.SQ.FTS.B, 5.535%, 1/09/26	1,831	1,804
[a]7970073.SQ.FTS.B, 5.912%, 1/09/26	7,857	7,779
[a]7969108.SQ.FTS.B, 6.164%, 1/09/26	5,373	5,050
[a]7970966.SQ.FTS.B, 6.164%, 1/09/26	15,020	14,716
[a]7970437.SQ.FTS.B, 6.285%, 1/09/26	1,438	1,411
[a]7970736.SQ.FTS.B, 6.289%, 1/09/26	8,274	7,633
[a]7973119.SQ.FTS.B, 4.777%, 1/10/26	4,555	4,452
[a]7973204.SQ.FTS.B, 4.779%, 1/10/26	5,603	5,461
[a]7972011.SQ.FTS.B, 4.78%, 1/10/26	2,018	1,967
[a]7972407.SQ.FTS.B, 4.78%, 1/10/26	7,437	6,599
[a]7974233.SQ.FTS.B, 4.78%, 1/10/26	5,498	5,375
[a]7972214.SQ.FTS.B, 4.782%, 1/10/26	7,416	7,031
[a]7973604.SQ.FTS.B, 5.094%, 1/10/26	8,975	8,816
[a]7973986.SQ.FTS.B, 5.094%, 1/10/26	8,266	8,048
[a]7974946.SQ.FTS.B, 5.094%, 1/10/26	11,250	11,050
[a]7974124.SQ.FTS.B, 5.095%, 1/10/26	5,621	5,495
[a]7974822.SQ.FTS.B, 5.098%, 1/10/26	1,920	1,900
[a]7974329.SQ.FTS.B, 5.346%, 1/10/26	24,734	24,278
[a]7972920.SQ.FTS.B, 5.35%, 1/10/26	3,947	3,860
[a]7974222.SQ.FTS.B, 5.731%, 1/10/26	780	719
[a]7973285.SQ.FTS.B, 5.911%, 1/10/26	11,302	10,679
[a]7973842.SQ.FTS.B, 5.913%, 1/10/26	6,859	5,906
[a]7974095.SQ.FTS.B, 5.917%, 1/10/26	1,970	1,928
[a]7973186.SQ.FTS.B, 6.154%, 1/10/26	1,175	1,104
[a]7973775.SQ.FTS.B, 6.161%, 1/10/26	1,760	1,731
[a]7972649.SQ.FTS.B, 6.478%, 1/10/26	7,037	5,111
[a]7978084.SQ.FTS.B, 4.772%, 1/11/26	463	440
[a]7979582.SQ.FTS.B, 4.779%, 1/11/26	3,323	2,920
[a]7977234.SQ.FTS.B, 4.78%, 1/11/26	2,493	2,396
[a]7978641.SQ.FTS.B, 4.78%, 1/11/26	46,900	45,387
[a]7980354.SQ.FTS.B, 4.783%, 1/11/26	1,813	1,752
[a]7980424.SQ.FTS.B, 4.788%, 1/11/26	2,016	1,972
[a]7977357.SQ.FTS.B, 5.095%, 1/11/26	12,634	12,187
[a]7977713.SQ.FTS.B, 5.348%, 1/11/26	7,286	7,049
[a]7977299.SQ.FTS.B, 5.545%, 1/11/26	1,949	660
[a]7979997.SQ.FTS.B, 6.163%, 1/11/26	2,418	2,310
[a]7980125.SQ.FTS.B, 6.165%, 1/11/26	5,650	4,700
[a]7980081.SQ.FTS.B, 6.474%, 1/11/26	622	584
Description	Principal Amount	Value

Block, Inc. (continued)
[a]7978152.SQ.FTS.B, 6.478%, 1/11/26	$6,254	$6,117
[a]7978126.SQ.FTS.B, 6.494%, 1/11/26	173	171
[a]7981103.SQ.FTS.B, 4.779%, 1/12/26	13,919	13,567
[a]7980938.SQ.FTS.B, 4.78%, 1/12/26	5,170	5,015
[a]7982139.SQ.FTS.B, 4.78%, 1/12/26	7,192	6,950
[a]7983720.SQ.FTS.B, 4.78%, 1/12/26	22,043	20,914
[a]7983164.SQ.FTS.B, 5.092%, 1/12/26	5,205	4,865
[a]7983443.SQ.FTS.B, 5.094%, 1/12/26	24,767	20,255
[a]7981698.SQ.FTS.B, 5.339%, 1/12/26	1,000	986
[a]7982373.SQ.FTS.B, 5.346%, 1/12/26	42,978	32,016
[a]7981740.SQ.FTS.B, 5.535%, 1/12/26	19,296	14,169
[a]7980834.SQ.FTS.B, 5.913%, 1/12/26	1,464	1,355
[a]7983120.SQ.FTS.B, 5.913%, 1/12/26	948	935
[a]7982233.SQ.FTS.B, 6.164%, 1/12/26	2,697	2,608
[a]7984226.SQ.FTS.B, 4.743%, 1/13/26	318	302
[a]7984101.SQ.FTS.B, 4.78%, 1/13/26	6,304	6,166
[a]7984604.SQ.FTS.B, 4.78%, 1/13/26	2,999	2,895
[a]7984567.SQ.FTS.B, 4.79%, 1/13/26	1,228	1,177
[a]7984916.SQ.FTS.B, 5.094%, 1/13/26	4,470	4,354
[a]7984831.SQ.FTS.B, 5.351%, 1/13/26	4,750	4,356
[a]7984236.SQ.FTS.B, 5.534%, 1/13/26	9,545	9,372
[a]7984430.SQ.FTS.B, 5.535%, 1/13/26	7,641	7,414
[a]7984647.SQ.FTS.B, 5.912%, 1/13/26	13,834	11,977
[a]7985437.SQ.FTS.B, 4.752%, 1/14/26	141	134
[a]7985658.SQ.FTS.B, 4.779%, 1/14/26	13,399	13,018
[a]7985075.SQ.FTS.B, 4.78%, 1/14/26	2,825	2,741
[a]7985444.SQ.FTS.B, 4.78%, 1/14/26	3,769	3,637
[a]7985579.SQ.FTS.B, 4.78%, 1/14/26	4,526	4,405
[a]7985319.SQ.FTS.B, 5.107%, 1/14/26	794	782
[a]7985149.SQ.FTS.B, 5.44%, 1/14/26	789	748
[a]7985255.SQ.FTS.B, 5.723%, 1/14/26	2,720	2,659
[a]7985495.SQ.FTS.B, 5.724%, 1/14/26	4,922	4,784
[a]7985340.SQ.FTS.B, 6.161%, 1/14/26	1,957	1,917
[a]7985401.SQ.FTS.B, 6.169%, 1/14/26	3,186	2,262
[a]7988486.SQ.FTS.B, 4.762%, 1/15/26	703	482
[a]7989506.SQ.FTS.B, 4.777%, 1/15/26	6,786	6,494
[a]7986055.SQ.FTS.B, 4.779%, 1/15/26	7,001	6,892
[a]7986419.SQ.FTS.B, 4.78%, 1/15/26	4,004	3,899
[a]7987815.SQ.FTS.B, 4.78%, 1/15/26	15,770	15,216
[a]7988735.SQ.FTS.B, 4.78%, 1/15/26	1,295	1,251
[a]7989160.SQ.FTS.B, 4.78%, 1/15/26	5,972	5,803
[a]7988309.SQ.FTS.B, 5.095%, 1/15/26	8,379	8,189
[a]7986793.SQ.FTS.B, 5.346%, 1/15/26	35,460	34,792
[a]7989347.SQ.FTS.B, 5.348%, 1/15/26	6,823	6,657
[a]7986653.SQ.FTS.B, 5.535%, 1/15/26	1,149	1,140
[a]7988108.SQ.FTS.B, 5.723%, 1/15/26	8,202	8,074

58	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7989620.SQ.FTS.B, 5.904%, 1/15/26	$1,403	$1,367
[a]7988777.SQ.FTS.B, 5.912%, 1/15/26	18,066	17,483
[a]7986603.SQ.FTS.B, 5.919%, 1/15/26	1,088	1,009
[a]7988748.SQ.FTS.B, 6.153%, 1/15/26	1,623	1,484
[a]7988493.SQ.FTS.B, 6.175%, 1/15/26	1,524	1,262
[a]7990968.SQ.FTS.B, 4.748%, 1/16/26	9,472	8,208
[a]7991877.SQ.FTS.B, 4.764%, 1/16/26	946	926
[a]7992080.SQ.FTS.B, 4.78%, 1/16/26	5,198	5,122
[a]7989794.SQ.FTS.B, 5.094%, 1/16/26	4,322	4,213
[a]7991221.SQ.FTS.B, 5.095%, 1/16/26	35,117	34,303
[a]7992256.SQ.FTS.B, 5.095%, 1/16/26	49,779	48,407
[a]7989711.SQ.FTS.B, 5.104%, 1/16/26	1,983	1,890
[a]7990111.SQ.FTS.B, 5.352%, 1/16/26	2,968	2,863
[a]7991920.SQ.FTS.B, 5.535%, 1/16/26	4,428	4,338
[a]7991206.SQ.FTS.B, 5.54%, 1/16/26	2,586	2,474
[a]7990873.SQ.FTS.B, 5.91%, 1/16/26	1,288	1,271
[a]7991968.SQ.FTS.B, 5.915%, 1/16/26	2,711	2,033
[a]7990193.SQ.FTS.B, 5.919%, 1/16/26	1,661	1,540
[a]7989924.SQ.FTS.B, 6.157%, 1/16/26	1,994	1,735
[a]7990251.SQ.FTS.B, 6.164%, 1/16/26	8,716	8,582
[a]7992014.SQ.FTS.B, 6.167%, 1/16/26	5,321	459
[a]7993140.SQ.FTS.B, 6.289%, 1/16/26	5,650	3,201
[a]8000796.SQ.FTS.B, 4.757%, 1/17/26	1,675	595
[a]8000433.SQ.FTS.B, 4.773%, 1/17/26	1,067	40
[a]7994510.SQ.FTS.B, 4.777%, 1/17/26	3,436	3,292
[a]7994425.SQ.FTS.B, 4.778%, 1/17/26	3,973	3,883
[a]7993244.SQ.FTS.B, 4.78%, 1/17/26	7,705	7,487
[a]7993836.SQ.FTS.B, 4.78%, 1/17/26	2,270	2,216
[a]8000815.SQ.FTS.B, 4.78%, 1/17/26	10,183	9,915
[a]7994356.SQ.FTS.B, 4.786%, 1/17/26	2,909	2,764
[a]7993572.SQ.FTS.B, 5.092%, 1/17/26	6,408	6,193
[a]8000442.SQ.FTS.B, 5.095%, 1/17/26	19,935	19,288
[a]7994311.SQ.FTS.B, 5.346%, 1/17/26	1,650	1,262
[a]7994012.SQ.FTS.B, 5.425%, 1/17/26	412	374
[a]7994047.SQ.FTS.B, 5.73%, 1/17/26	819	800
[a]7993912.SQ.FTS.B, 6.155%, 1/17/26	566	529
[a]7994148.SQ.FTS.B, 6.165%, 1/17/26	5,331	5,203
[a]7993802.SQ.FTS.B, 6.169%, 1/17/26	1,501	1,264
[a]8003084.SQ.FTS.B, 4.717%, 1/18/26	569	232
[a]8006149.SQ.FTS.B, 4.772%, 1/18/26	1,636	1,600
[a]8003707.SQ.FTS.B, 4.776%, 1/18/26	1,763	1,712
[a]8004081.SQ.FTS.B, 4.777%, 1/18/26	972	954
[a]8002887.SQ.FTS.B, 4.78%, 1/18/26	4,643	4,535
[a]8004042.SQ.FTS.B, 4.78%, 1/18/26	2,211	2,162
[a]8006166.SQ.FTS.B, 4.78%, 1/18/26	19,024	18,723
[a]8004134.SQ.FTS.B, 4.784%, 1/18/26	3,393	3,303
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8006138.SQ.FTS.B, 4.787%, 1/18/26	$2,508	$2,223
[a]8005262.SQ.FTS.B, 5.09%, 1/18/26	3,804	3,687
[a]8003898.SQ.FTS.B, 5.346%, 1/18/26	4,755	4,361
[a]8004229.SQ.FTS.B, 5.347%, 1/18/26	14,636	14,151
[a]8005173.SQ.FTS.B, 5.352%, 1/18/26	2,763	2,522
[a]8003349.SQ.FTS.B, 5.534%, 1/18/26	7,038	6,909
[a]8005498.SQ.FTS.B, 5.534%, 1/18/26	12,556	12,262
[a]8004607.SQ.FTS.B, 5.723%, 1/18/26	11,342	11,102
[a]8003190.SQ.FTS.B, 5.726%, 1/18/26	1,779	1,737
[a]8005029.SQ.FTS.B, 5.911%, 1/18/26	11,191	10,716
[a]8005199.SQ.FTS.B, 6.164%, 1/18/26	4,866	3,467
[a]8005110.SQ.FTS.B, 6.184%, 1/18/26	873	460
[a]8003260.SQ.FTS.B, 6.289%, 1/18/26	4,033	3,721
[a]8007842.SQ.FTS.B, 4.724%, 1/19/26	876	99
[a]8007174.SQ.FTS.B, 4.747%, 1/19/26	2,196	2,123
[a]8007844.SQ.FTS.B, 4.751%, 1/19/26	2,947	2,737
[a]8006691.SQ.FTS.B, 4.78%, 1/19/26	6,935	6,734
[a]8007576.SQ.FTS.B, 4.78%, 1/19/26	4,449	4,348
[a]8008103.SQ.FTS.B, 4.78%, 1/19/26	1,135	1,108
[a]8009290.SQ.FTS.B, 4.78%, 1/19/26	4,398	4,310
[a]8007119.SQ.FTS.B, 4.785%, 1/19/26	1,477	1,448
[a]8007480.SQ.FTS.B, 5.09%, 1/19/26	1,692	1,625
[a]8009473.SQ.FTS.B, 5.095%, 1/19/26	15,417	15,136
[a]8007381.SQ.FTS.B, 5.097%, 1/19/26	2,020	1,953
[a]8007082.SQ.FTS.B, 5.334%, 1/19/26	833	810
[a]8008215.SQ.FTS.B, 5.535%, 1/19/26	23,857	17,943
[a]8009235.SQ.FTS.B, 5.909%, 1/19/26	3,409	2,997
[a]8008131.SQ.FTS.B, 5.912%, 1/19/26	1,789	1,730
[a]8009859.SQ.FTS.B, 4.773%, 1/20/26	2,470	2,419
[a]8010275.SQ.FTS.B, 4.78%, 1/20/26	8,631	8,411
[a]8010152.SQ.FTS.B, 4.783%, 1/20/26	6,101	5,895
[a]8010439.SQ.FTS.B, 5.341%, 1/20/26	1,028	1,013
[a]8009897.SQ.FTS.B, 5.532%, 1/20/26	3,744	3,518
[a]8010479.SQ.FTS.B, 5.535%, 1/20/26	5,879	5,625
[a]8010092.SQ.FTS.B, 6.164%, 1/20/26	6,328	5,362
[a]8010240.SQ.FTS.B, 6.486%, 1/20/26	186	184
[a]8011006.SQ.FTS.B, 4.779%, 1/21/26	16,129	15,770
[a]8011293.SQ.FTS.B, 4.779%, 1/21/26	6,750	6,516
[a]8010776.SQ.FTS.B, 4.78%, 1/21/26	3,016	2,933
[a]8010906.SQ.FTS.B, 4.781%, 1/21/26	5,619	5,479
[a]8010640.SQ.FTS.B, 5.094%, 1/21/26	2,906	2,769
[a]8011404.SQ.FTS.B, 5.097%, 1/21/26	2,732	2,606
[a]8010702.SQ.FTS.B, 5.099%, 1/21/26	4,035	3,875
[a]8011435.SQ.FTS.B, 5.432%, 1/21/26	1,306	1,243
[a]8010667.SQ.FTS.B, 5.541%, 1/21/26	1,284	1,266
[a]8010816.SQ.FTS.B, 5.729%, 1/21/26	1,132	1,113

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	59

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8011467.SQ.FTS.B, 5.904%, 1/21/26	$1,979	$1,730
[a]8012571.SQ.FTS.B, 4.743%, 1/22/26	230	222
[a]8014711.SQ.FTS.B, 4.779%, 1/22/26	8,619	8,419
[a]8014849.SQ.FTS.B, 4.779%, 1/22/26	16,880	16,373
[a]8011785.SQ.FTS.B, 4.78%, 1/22/26	5,213	5,082
[a]8013866.SQ.FTS.B, 4.781%, 1/22/26	9,873	9,588
[a]8014252.SQ.FTS.B, 5.089%, 1/22/26	1,770	1,722
[a]8012289.SQ.FTS.B, 5.093%, 1/22/26	8,215	1,527
[a]8012176.SQ.FTS.B, 5.094%, 1/22/26	2,849	2,772
[a]8014032.SQ.FTS.B, 5.094%, 1/22/26	5,028	4,156
[a]8012919.SQ.FTS.B, 5.095%, 1/22/26	21,110	20,433
[a]8012513.SQ.FTS.B, 5.096%, 1/22/26	2,298	2,249
[a]8013594.SQ.FTS.B, 5.103%, 1/22/26	2,245	2,159
[a]8014208.SQ.FTS.B, 5.338%, 1/22/26	2,068	1,998
[a]8013674.SQ.FTS.B, 5.346%, 1/22/26	7,008	6,616
[a]8013835.SQ.FTS.B, 5.349%, 1/22/26	1,635	1,228
[a]8012000.SQ.FTS.B, 5.354%, 1/22/26	1,584	1,561
[a]8014093.SQ.FTS.B, 5.535%, 1/22/26	5,577	5,335
[a]8013519.SQ.FTS.B, 5.723%, 1/22/26	4,420	4,281
[a]8014276.SQ.FTS.B, 5.723%, 1/22/26	10,864	10,703
[a]8012705.SQ.FTS.B, 5.912%, 1/22/26	5,128	5,002
[a]8013793.SQ.FTS.B, 6.168%, 1/22/26	5,232	4,450
[a]8016422.SQ.FTS.B, 4.767%, 1/23/26	723	259
[a]8016600.SQ.FTS.B, 4.771%, 1/23/26	2,705	2,286
[a]8016854.SQ.FTS.B, 4.78%, 1/23/26	16,123	15,247
[a]8018142.SQ.FTS.B, 4.78%, 1/23/26	53,989	51,602
[a]8017332.SQ.FTS.B, 4.79%, 1/23/26	405	402
[a]8017483.SQ.FTS.B, 5.078%, 1/23/26	932	907
[a]8017532.SQ.FTS.B, 5.094%, 1/23/26	2,176	2,164
[a]8016663.SQ.FTS.B, 5.348%, 1/23/26	7,238	6,941
[a]8016264.SQ.FTS.B, 5.896%, 1/23/26	1,041	968
[a]8015383.SQ.FTS.B, 5.912%, 1/23/26	17,436	16,689
[a]8017441.SQ.FTS.B, 5.912%, 1/23/26	2,516	2,435
[a]8016303.SQ.FTS.B, 5.916%, 1/23/26	2,080	2,040
[a]8017114.SQ.FTS.B, 6.157%, 1/23/26	327	310
[a]8017820.SQ.FTS.B, 6.16%, 1/23/26	1,093	520
[a]8017347.SQ.FTS.B, 6.165%, 1/23/26	3,854	3,726
[a]8017283.SQ.FTS.B, 6.474%, 1/23/26	3,181	2,990
[a]8020853.SQ.FTS.B, 4.771%, 1/24/26	753	745
[a]8020796.SQ.FTS.B, 4.777%, 1/24/26	3,123	3,009
[a]8020927.SQ.FTS.B, 4.778%, 1/24/26	8,620	8,235
[a]8021080.SQ.FTS.B, 4.778%, 1/24/26	5,722	5,544
[a]8019084.SQ.FTS.B, 4.78%, 1/24/26	3,680	3,497
[a]8021278.SQ.FTS.B, 4.78%, 1/24/26	31,885	30,989
[a]8020877.SQ.FTS.B, 4.783%, 1/24/26	3,352	3,204
[a]8020542.SQ.FTS.B, 5.094%, 1/24/26	11,497	10,712
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8021159.SQ.FTS.B, 5.094%, 1/24/26	$5,476	$5,381
[a]8019896.SQ.FTS.B, 5.344%, 1/24/26	4,699	4,505
[a]8020031.SQ.FTS.B, 5.346%, 1/24/26	4,226	4,120
[a]8019219.SQ.FTS.B, 5.347%, 1/24/26	8,966	8,866
[a]8020280.SQ.FTS.B, 5.347%, 1/24/26	4,126	4,072
[a]8019825.SQ.FTS.B, 5.425%, 1/24/26	477	461
[a]8019030.SQ.FTS.B, 5.718%, 1/24/26	2,155	2,080
[a]8018766.SQ.FTS.B, 5.912%, 1/24/26	15,041	3,053
[a]8021897.SQ.FTS.B, 5.915%, 1/24/26	4,910	4,745
[a]8020188.SQ.FTS.B, 6.17%, 1/24/26	355	350
[a]8020679.SQ.FTS.B, 6.289%, 1/24/26	4,328	4,187
[a]8020239.SQ.FTS.B, 6.463%, 1/24/26	863	834
[a]8019861.SQ.FTS.B, 6.466%, 1/24/26	1,802	987
[a]8024624.SQ.FTS.B, 4.762%, 1/25/26	418	388
[a]8024684.SQ.FTS.B, 4.778%, 1/25/26	8,646	8,412
[a]8026293.SQ.FTS.B, 4.778%, 1/25/26	5,481	5,193
[a]8024231.SQ.FTS.B, 4.779%, 1/25/26	2,152	2,122
[a]8025024.SQ.FTS.B, 4.78%, 1/25/26	2,430	2,379
[a]8025116.SQ.FTS.B, 4.78%, 1/25/26	804	795
[a]8024548.SQ.FTS.B, 4.781%, 1/25/26	3,899	3,438
[a]8025329.SQ.FTS.B, 4.784%, 1/25/26	1,989	1,939
[a]8027604.SQ.FTS.B, 4.784%, 1/25/26	4,742	4,536
[a]8025958.SQ.FTS.B, 5.09%, 1/25/26	5,253	3,946
[a]8026740.SQ.FTS.B, 5.094%, 1/25/26	23,237	22,698
[a]8027121.SQ.FTS.B, 5.095%, 1/25/26	19,118	18,775
[a]8025169.SQ.FTS.B, 5.096%, 1/25/26	3,283	3,223
[a]8026266.SQ.FTS.B, 5.107%, 1/25/26	1,398	1,364
[a]8026001.SQ.FTS.B, 5.346%, 1/25/26	9,455	9,221
[a]8026333.SQ.FTS.B, 5.346%, 1/25/26	6,639	6,542
[a]8025406.SQ.FTS.B, 5.535%, 1/25/26	16,688	15,927
[a]8024997.SQ.FTS.B, 5.713%, 1/25/26	2,434	1,640
[a]8027702.SQ.FTS.B, 5.912%, 1/25/26	30,197	29,373
[a]8026692.SQ.FTS.B, 6.163%, 1/25/26	1,705	1,648
[a]8026706.SQ.FTS.B, 6.163%, 1/25/26	2,193	2,083
[a]8023992.SQ.FTS.B, 6.481%, 1/25/26	12,353	560
[a]8029594.SQ.FTS.B, 4.773%, 1/26/26	141	137
[a]8028173.SQ.FTS.B, 4.778%, 1/26/26	7,870	7,577
[a]8027843.SQ.FTS.B, 4.78%, 1/26/26	3,003	2,928
[a]8028561.SQ.FTS.B, 4.78%, 1/26/26	4,890	4,640
[a]8028792.SQ.FTS.B, 4.78%, 1/26/26	8,412	8,264
[a]8031062.SQ.FTS.B, 4.781%, 1/26/26	5,580	5,371
[a]8029714.SQ.FTS.B, 5.094%, 1/26/26	45,097	43,812
[a]8030659.SQ.FTS.B, 5.096%, 1/26/26	7,554	7,378
[a]8028015.SQ.FTS.B, 5.099%, 1/26/26	3,230	3,138
[a]8030978.SQ.FTS.B, 5.444%, 1/26/26	3,358	1,608
[a]8029441.SQ.FTS.B, 5.535%, 1/26/26	1,689	1,296

60	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8028134.SQ.FTS.B, 5.539%, 1/26/26	$1,542	$1,406
[a]8029163.SQ.FTS.B, 5.725%, 1/26/26	7,280	7,070
[a]8029605.SQ.FTS.B, 5.726%, 1/26/26	5,695	5,547
[a]8031198.SQ.FTS.B, 4.78%, 1/27/26	4,598	4,458
[a]8031667.SQ.FTS.B, 4.781%, 1/27/26	12,389	12,091
[a]8031301.SQ.FTS.B, 5.096%, 1/27/26	6,168	5,719
[a]8031556.SQ.FTS.B, 5.096%, 1/27/26	7,887	7,628
[a]8031276.SQ.FTS.B, 5.55%, 1/27/26	1,139	1,101
[a]8032082.SQ.FTS.B, 5.727%, 1/27/26	3,356	3,258
[a]8031429.SQ.FTS.B, 5.729%, 1/27/26	2,527	2,367
[a]8031502.SQ.FTS.B, 6.17%, 1/27/26	3,243	2,379
[a]8031913.SQ.FTS.B, 6.289%, 1/27/26	9,598	8,208
[a]8031400.SQ.FTS.B, 6.294%, 1/27/26	1,343	1,299
[a]8032652.SQ.FTS.B, 4.773%, 1/28/26	1,496	1,458
[a]8032793.SQ.FTS.B, 4.777%, 1/28/26	6,019	5,702
[a]8032286.SQ.FTS.B, 4.78%, 1/28/26	8,307	8,157
[a]8032557.SQ.FTS.B, 4.78%, 1/28/26	2,181	2,134
[a]8032582.SQ.FTS.B, 4.781%, 1/28/26	3,654	3,515
[a]8032736.SQ.FTS.B, 4.782%, 1/28/26	4,791	4,540
[a]8032995.SQ.FTS.B, 4.783%, 1/28/26	4,586	4,496
[a]8032859.SQ.FTS.B, 5.707%, 1/28/26	325	321
[a]8032479.SQ.FTS.B, 5.913%, 1/28/26	2,100	2,083
[a]8032917.SQ.FTS.B, 6.163%, 1/28/26	2,677	2,617
[a]8032677.SQ.FTS.B, 6.279%, 1/28/26	984	778
[a]8032191.SQ.FTS.B, 6.286%, 1/28/26	2,310	2,191
[a]8032148.SQ.FTS.B, 6.472%, 1/28/26	2,726	2,602
[a]8033449.SQ.FTS.B, 4.78%, 1/29/26	8,274	7,129
[a]8035553.SQ.FTS.B, 4.78%, 1/29/26	26,459	26,043
[a]8034127.SQ.FTS.B, 4.781%, 1/29/26	10,885	10,529
[a]8034689.SQ.FTS.B, 4.782%, 1/29/26	11,275	10,663
[a]8034437.SQ.FTS.B, 4.783%, 1/29/26	3,500	3,368
[a]8034529.SQ.FTS.B, 4.783%, 1/29/26	5,060	4,873
[a]8035417.SQ.FTS.B, 4.783%, 1/29/26	2,982	2,870
[a]8034936.SQ.FTS.B, 5.094%, 1/29/26	4,674	4,346
[a]8033381.SQ.FTS.B, 5.095%, 1/29/26	3,585	3,483
[a]8034631.SQ.FTS.B, 5.107%, 1/29/26	1,724	1,651
[a]8034651.SQ.FTS.B, 5.115%, 1/29/26	983	948
[a]8035108.SQ.FTS.B, 5.348%, 1/29/26	16,901	12,847
[a]8034997.SQ.FTS.B, 5.535%, 1/29/26	3,254	3,210
[a]8036318.SQ.FTS.B, 5.535%, 1/29/26	39,338	38,513
[a]8034901.SQ.FTS.B, 5.725%, 1/29/26	1,416	1,006
[a]8034914.SQ.FTS.B, 5.919%, 1/29/26	660	647
[a]8035082.SQ.FTS.B, 5.92%, 1/29/26	1,496	1,445
[a]8033727.SQ.FTS.B, 6.289%, 1/29/26	1,185	1,138
[a]8037659.SQ.FTS.B, 4.78%, 1/30/26	10,225	9,970
[a]8038426.SQ.FTS.B, 4.78%, 1/30/26	3,881	3,785
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8038558.SQ.FTS.B, 4.78%, 1/30/26	$4,962	$4,832
[a]8038800.SQ.FTS.B, 4.78%, 1/30/26	9,213	7,761
[a]8039135.SQ.FTS.B, 4.78%, 1/30/26	2,221	2,160
[a]8039181.SQ.FTS.B, 4.78%, 1/30/26	6,771	6,618
[a]8040424.SQ.FTS.B, 4.78%, 1/30/26	31,129	29,711
[a]8038518.SQ.FTS.B, 4.785%, 1/30/26	2,218	2,167
[a]8037061.SQ.FTS.B, 5.101%, 1/30/26	2,529	2,429
[a]8037551.SQ.FTS.B, 5.341%, 1/30/26	2,657	2,562
[a]8038676.SQ.FTS.B, 5.346%, 1/30/26	4,527	4,414
[a]8038170.SQ.FTS.B, 5.348%, 1/30/26	9,741	9,311
[a]8038967.SQ.FTS.B, 5.44%, 1/30/26	1,503	1,467
[a]8037278.SQ.FTS.B, 5.444%, 1/30/26	7,671	5,415
[a]8040045.SQ.FTS.B, 5.913%, 1/30/26	20,060	13,956
[a]8037197.SQ.FTS.B, 5.918%, 1/30/26	2,437	2,265
[a]8039328.SQ.FTS.B, 6.166%, 1/30/26	3,526	3,334
[a]8039498.SQ.FTS.B, 6.478%, 1/30/26	10,626	10,363
[a]8043122.SQ.FTS.B, 4.769%, 1/31/26	182	178
[a]8043306.SQ.FTS.B, 4.779%, 1/31/26	6,295	6,138
[a]8041189.SQ.FTS.B, 4.78%, 1/31/26	3,610	3,520
[a]8042105.SQ.FTS.B, 4.78%, 1/31/26	3,346	2,936
[a]8042375.SQ.FTS.B, 4.78%, 1/31/26	3,161	3,074
[a]8042439.SQ.FTS.B, 4.78%, 1/31/26	11,016	10,699
[a]8042641.SQ.FTS.B, 4.78%, 1/31/26	3,561	3,422
[a]8043391.SQ.FTS.B, 4.78%, 1/31/26	22,014	21,502
[a]8042827.SQ.FTS.B, 4.781%, 1/31/26	17,873	17,094
[a]8043790.SQ.FTS.B, 5.094%, 1/31/26	30,958	30,229
[a]8041024.SQ.FTS.B, 5.099%, 1/31/26	4,161	3,989
[a]8042179.SQ.FTS.B, 5.346%, 1/31/26	12,563	11,465
[a]8043219.SQ.FTS.B, 5.348%, 1/31/26	6,074	5,737
[a]8041608.SQ.FTS.B, 5.535%, 1/31/26	3,901	3,535
[a]8041758.SQ.FTS.B, 5.724%, 1/31/26	9,840	9,581
[a]8043151.SQ.FTS.B, 5.913%, 1/31/26	3,560	3,491
[a]8043056.SQ.FTS.B, 6.161%, 1/31/26	694	687
[a]8041336.SQ.FTS.B, 6.166%, 1/31/26	3,019	2,944
[a]8040994.SQ.FTS.B, 6.172%, 1/31/26	947	879
[a]8042594.SQ.FTS.B, 6.474%, 1/31/26	1,415	1,373
[a]8049012.SQ.FTS.B, 4.755%, 2/01/26	3,551	1,108
[a]8047480.SQ.FTS.B, 4.78%, 2/01/26	4,388	4,159
[a]8047792.SQ.FTS.B, 4.78%, 2/01/26	16,771	16,334
[a]8046665.SQ.FTS.B, 4.782%, 2/01/26	10,887	9,567
[a]8048473.SQ.FTS.B, 4.783%, 2/01/26	5,820	5,633
[a]8048798.SQ.FTS.B, 5.096%, 2/01/26	12,643	12,332
[a]8048746.SQ.FTS.B, 5.103%, 2/01/26	2,952	2,426
[a]8048693.SQ.FTS.B, 5.344%, 2/01/26	1,773	1,730
[a]8049065.SQ.FTS.B, 5.346%, 2/01/26	56,970	52,427
[a]8048279.SQ.FTS.B, 5.438%, 2/01/26	9,406	3,865

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	61

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8046587.SQ.FTS.B, 5.526%, 2/01/26	$2,738	$2,109
[a]8050194.SQ.FTS.B, 5.723%, 2/01/26	20,653	20,071
[a]8046969.SQ.FTS.B, 5.724%, 2/01/26	12,611	12,225
[a]8050151.SQ.FTS.B, 6.16%, 2/01/26	1,565	1,521
[a]8047428.SQ.FTS.B, 6.305%, 2/01/26	632	617
[a]8053594.SQ.FTS.B, 4.752%, 2/02/26	1,410	1,367
[a]8050647.SQ.FTS.B, 4.778%, 2/02/26	3,481	3,385
[a]8051118.SQ.FTS.B, 4.778%, 2/02/26	2,674	2,605
[a]8054181.SQ.FTS.B, 4.779%, 2/02/26	10,015	9,690
[a]8051207.SQ.FTS.B, 4.78%, 2/02/26	3,116	3,002
[a]8052321.SQ.FTS.B, 4.78%, 2/02/26	3,526	3,393
[a]8052570.SQ.FTS.B, 4.79%, 2/02/26	1,890	1,810
[a]8052412.SQ.FTS.B, 5.09%, 2/02/26	5,707	4,696
[a]8052506.SQ.FTS.B, 5.1%, 2/02/26	4,098	3,427
[a]8052266.SQ.FTS.B, 5.343%, 2/02/26	1,880	1,825
[a]8053000.SQ.FTS.B, 5.346%, 2/02/26	22,647	22,037
[a]8052587.SQ.FTS.B, 5.349%, 2/02/26	6,115	5,906
[a]8052713.SQ.FTS.B, 5.367%, 2/02/26	1,190	1,088
[a]8053642.SQ.FTS.B, 5.439%, 2/02/26	8,596	8,138
[a]8051096.SQ.FTS.B, 5.515%, 2/02/26	1,125	338
[a]8050750.SQ.FTS.B, 5.535%, 2/02/26	3,738	3,600
[a]8053430.SQ.FTS.B, 5.536%, 2/02/26	1,601	1,569
[a]8050574.SQ.FTS.B, 5.712%, 2/02/26	1,109	1,065
[a]8051409.SQ.FTS.B, 5.909%, 2/02/26	2,382	2,296
[a]8051329.SQ.FTS.B, 5.911%, 2/02/26	869	854
[a]8052229.SQ.FTS.B, 5.915%, 2/02/26	2,265	1,500
[a]8053979.SQ.FTS.B, 6.167%, 2/02/26	4,933	4,696
[a]8051617.SQ.FTS.B, 6.19%, 2/02/26	527	509
[a]8052729.SQ.FTS.B, 6.289%, 2/02/26	8,001	7,802
[a]8054235.SQ.FTS.B, 4.757%, 2/03/26	3,282	248
[a]8054292.SQ.FTS.B, 4.78%, 2/03/26	6,622	6,379
[a]8054413.SQ.FTS.B, 4.78%, 2/03/26	5,232	5,066
[a]8054570.SQ.FTS.B, 4.78%, 2/03/26	27,014	25,984
[a]8055231.SQ.FTS.B, 5.346%, 2/03/26	2,170	2,047
[a]8054516.SQ.FTS.B, 5.412%, 2/03/26	300	290
[a]8054521.SQ.FTS.B, 5.451%, 2/03/26	656	425
[a]8055183.SQ.FTS.B, 5.909%, 2/03/26	3,260	3,017
[a]8054997.SQ.FTS.B, 5.91%, 2/03/26	11,275	10,662
[a]8054545.SQ.FTS.B, 5.918%, 2/03/26	2,066	1,839
[a]8054486.SQ.FTS.B, 5.921%, 2/03/26	1,938	1,831
[a]8055795.SQ.FTS.B, 4.757%, 2/04/26	1,245	927
[a]8055856.SQ.FTS.B, 4.778%, 2/04/26	7,549	7,385
[a]8056029.SQ.FTS.B, 4.783%, 2/04/26	3,729	1,646
[a]8055268.SQ.FTS.B, 5.094%, 2/04/26	11,335	9,378
[a]8055745.SQ.FTS.B, 5.094%, 2/04/26	3,098	3,009
[a]8056077.SQ.FTS.B, 5.094%, 2/04/26	14,237	13,906
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8056000.SQ.FTS.B, 5.342%, 2/04/26	$1,087	$1,053
[a]8055411.SQ.FTS.B, 5.535%, 2/04/26	16,117	12,331
[a]8055807.SQ.FTS.B, 6.17%, 2/04/26	2,480	2,344
[a]8055649.SQ.FTS.B, 6.284%, 2/04/26	2,509	2,407
[a]8059816.SQ.FTS.B, 4.771%, 2/05/26	1,373	1,350
[a]8057160.SQ.FTS.B, 4.777%, 2/05/26	2,755	2,676
[a]8059103.SQ.FTS.B, 4.777%, 2/05/26	3,562	3,423
[a]8058397.SQ.FTS.B, 4.779%, 2/05/26	15,477	14,948
[a]8059935.SQ.FTS.B, 4.779%, 2/05/26	17,163	4,564
[a]8058593.SQ.FTS.B, 4.78%, 2/05/26	24,671	23,700
[a]8058880.SQ.FTS.B, 4.78%, 2/05/26	2,299	2,232
[a]8058964.SQ.FTS.B, 4.78%, 2/05/26	2,184	2,128
[a]8059853.SQ.FTS.B, 4.782%, 2/05/26	3,256	3,171
[a]8058292.SQ.FTS.B, 4.785%, 2/05/26	2,438	2,383
[a]8058944.SQ.FTS.B, 5.095%, 2/05/26	1,330	1,292
[a]8059012.SQ.FTS.B, 5.095%, 2/05/26	4,933	4,838
[a]8057725.SQ.FTS.B, 5.096%, 2/05/26	5,577	5,463
[a]8058900.SQ.FTS.B, 5.098%, 2/05/26	3,062	2,841
[a]8059743.SQ.FTS.B, 5.098%, 2/05/26	3,311	2,620
[a]8057935.SQ.FTS.B, 5.348%, 2/05/26	13,392	12,220
[a]8059296.SQ.FTS.B, 5.532%, 2/05/26	4,113	3,166
[a]8059335.SQ.FTS.B, 5.534%, 2/05/26	11,192	11,014
[a]8057307.SQ.FTS.B, 5.535%, 2/05/26	2,445	2,391
[a]8058319.SQ.FTS.B, 5.722%, 2/05/26	7,411	5,479
[a]8057401.SQ.FTS.B, 5.896%, 2/05/26	500	495
[a]8059674.SQ.FTS.B, 5.913%, 2/05/26	4,649	4,107
[a]8056582.SQ.FTS.B, 6.163%, 2/05/26	16,210	15,665
[a]8059209.SQ.FTS.B, 6.166%, 2/05/26	710	668
[a]8058871.SQ.FTS.B, 6.167%, 2/05/26	454	449
[a]8059635.SQ.FTS.B, 6.167%, 2/05/26	4,038	2,689
[a]8057262.SQ.FTS.B, 6.172%, 2/05/26	2,566	1,894
[a]8059274.SQ.FTS.B, 6.177%, 2/05/26	1,503	741
[a]8059788.SQ.FTS.B, 6.289%, 2/05/26	932	860
[a]8060387.SQ.FTS.B, 4.725%, 2/06/26	910	589
[a]8062232.SQ.FTS.B, 4.748%, 2/06/26	1,130	1,097
[a]8061233.SQ.FTS.B, 4.776%, 2/06/26	4,216	3,985
[a]8062138.SQ.FTS.B, 4.778%, 2/06/26	5,090	4,854
[a]8061963.SQ.FTS.B, 4.78%, 2/06/26	11,408	10,913
[a]8062705.SQ.FTS.B, 4.78%, 2/06/26	3,568	3,502
[a]8062750.SQ.FTS.B, 4.78%, 2/06/26	24,739	24,333
[a]8062280.SQ.FTS.B, 5.093%, 2/06/26	7,121	6,970
[a]8061570.SQ.FTS.B, 5.094%, 2/06/26	11,480	11,208
[a]8060412.SQ.FTS.B, 5.095%, 2/06/26	7,671	6,369
[a]8060903.SQ.FTS.B, 5.343%, 2/06/26	3,051	2,805
[a]8060147.SQ.FTS.B, 5.346%, 2/06/26	6,824	6,639
[a]8062268.SQ.FTS.B, 5.448%, 2/06/26	801	713

62	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8061492.SQ.FTS.B, 5.528%, 2/06/26	$909	$874
[a]8063776.SQ.FTS.B, 5.535%, 2/06/26	943	908
[a]8061415.SQ.FTS.B, 5.716%, 2/06/26	2,110	2,054
[a]8060627.SQ.FTS.B, 5.893%, 2/06/26	1,001	958
[a]8063350.SQ.FTS.B, 5.909%, 2/06/26	6,844	4,701
[a]8063638.SQ.FTS.B, 5.914%, 2/06/26	7,427	7,030
[a]8061055.SQ.FTS.B, 5.916%, 2/06/26	4,024	3,848
[a]8061339.SQ.FTS.B, 5.92%, 2/06/26	1,658	1,624
[a]8061312.SQ.FTS.B, 6.155%, 2/06/26	778	761
[a]8062212.SQ.FTS.B, 6.157%, 2/06/26	553	544
[a]8062378.SQ.FTS.B, 6.163%, 2/06/26	21,744	20,421
[a]8063619.SQ.FTS.B, 6.171%, 2/06/26	589	557
[a]8061536.SQ.FTS.B, 6.282%, 2/06/26	9	9
[a]8063424.SQ.FTS.B, 6.454%, 2/06/26	682	596
[a]8066867.SQ.FTS.B, 4.746%, 2/07/26	2,561	2,359
[a]8064168.SQ.FTS.B, 4.762%, 2/07/26	199	194
[a]8064240.SQ.FTS.B, 4.776%, 2/07/26	1,360	1,343
[a]8063996.SQ.FTS.B, 4.779%, 2/07/26	7,337	7,098
[a]8066390.SQ.FTS.B, 4.779%, 2/07/26	9,115	8,845
[a]8067004.SQ.FTS.B, 4.779%, 2/07/26	19,145	18,781
[a]8064329.SQ.FTS.B, 4.78%, 2/07/26	11,221	10,981
[a]8065106.SQ.FTS.B, 4.78%, 2/07/26	2,137	2,056
[a]8065159.SQ.FTS.B, 4.783%, 2/07/26	5,318	5,080
[a]8063870.SQ.FTS.B, 4.79%, 2/07/26	1,704	1,655
[a]8065250.SQ.FTS.B, 5.094%, 2/07/26	18,071	17,202
[a]8065569.SQ.FTS.B, 5.094%, 2/07/26	22,657	21,956
[a]8066826.SQ.FTS.B, 5.35%, 2/07/26	3,282	3,019
[a]8064189.SQ.FTS.B, 5.352%, 2/07/26	2,327	2,220
[a]8064318.SQ.FTS.B, 5.468%, 2/07/26	597	529
[a]8065515.SQ.FTS.B, 5.72%, 2/07/26	2,524	2,398
[a]8065141.SQ.FTS.B, 5.734%, 2/07/26	1,076	1,034
[a]8066293.SQ.FTS.B, 5.91%, 2/07/26	4,264	4,148
[a]8065868.SQ.FTS.B, 5.911%, 2/07/26	25,425	24,732
[a]8066271.SQ.FTS.B, 5.912%, 2/07/26	2,510	2,400
[a]8065240.SQ.FTS.B, 6.15%, 2/07/26	746	724
[a]8065454.SQ.FTS.B, 6.287%, 2/07/26	3,197	3,031
[a]8064818.SQ.FTS.B, 6.289%, 2/07/26	15,499	9,092
[a]8070419.SQ.FTS.B, 4.775%, 2/08/26	2,346	2,292
[a]8070242.SQ.FTS.B, 4.78%, 2/08/26	6,499	6,117
[a]8072625.SQ.FTS.B, 4.78%, 2/08/26	65,566	62,988
[a]8072499.SQ.FTS.B, 5.099%, 2/08/26	4,509	4,397
[a]8070509.SQ.FTS.B, 5.446%, 2/08/26	899	873
[a]8072375.SQ.FTS.B, 5.532%, 2/08/26	5,312	5,163
[a]8069191.SQ.FTS.B, 5.533%, 2/08/26	3,171	2,973
[a]8069284.SQ.FTS.B, 5.534%, 2/08/26	17,396	17,013
[a]8072298.SQ.FTS.B, 5.535%, 2/08/26	6,397	6,189
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8071950.SQ.FTS.B, 5.723%, 2/08/26	$30,289	$22,461
[a]8070590.SQ.FTS.B, 5.912%, 2/08/26	10,796	10,649
[a]8071048.SQ.FTS.B, 5.912%, 2/08/26	8,898	8,730
[a]8070543.SQ.FTS.B, 6.157%, 2/08/26	2,417	2,216
[a]8071615.SQ.FTS.B, 6.459%, 2/08/26	1,181	648
[a]8071766.SQ.FTS.B, 6.478%, 2/08/26	7,579	7,302
[a]8073505.SQ.FTS.B, 4.748%, 2/09/26	4,397	3,960
[a]8075910.SQ.FTS.B, 4.756%, 2/09/26	1,295	377
[a]8074446.SQ.FTS.B, 4.779%, 2/09/26	14,704	14,208
[a]8074735.SQ.FTS.B, 4.78%, 2/09/26	9,762	9,333
[a]8073055.SQ.FTS.B, 4.785%, 2/09/26	4,045	3,881
[a]8074228.SQ.FTS.B, 5.094%, 2/09/26	1,102	1,079
[a]8074257.SQ.FTS.B, 5.094%, 2/09/26	4,478	4,426
[a]8075025.SQ.FTS.B, 5.096%, 2/09/26	4,766	4,566
[a]8075940.SQ.FTS.B, 5.098%, 2/09/26	3,771	3,664
[a]8073880.SQ.FTS.B, 5.347%, 2/09/26	10,755	10,534
[a]8073805.SQ.FTS.B, 5.444%, 2/09/26	1,731	1,444
[a]8075169.SQ.FTS.B, 5.535%, 2/09/26	28,237	26,493
[a]8072915.SQ.FTS.B, 5.541%, 2/09/26	3,939	3,577
[a]8073201.SQ.FTS.B, 5.722%, 2/09/26	4,325	4,262
[a]8075130.SQ.FTS.B, 6.164%, 2/09/26	1,814	307
[a]8076303.SQ.FTS.B, 4.758%, 2/10/26	1,385	1,193
[a]8076156.SQ.FTS.B, 4.779%, 2/10/26	8,641	8,311
[a]8076404.SQ.FTS.B, 4.779%, 2/10/26	21,017	20,375
[a]8076328.SQ.FTS.B, 4.78%, 2/10/26	5,457	5,143
[a]8076785.SQ.FTS.B, 4.78%, 2/10/26	4,431	4,317
[a]8076761.SQ.FTS.B, 5.086%, 2/10/26	1,649	1,576
[a]8076866.SQ.FTS.B, 5.092%, 2/10/26	2,404	2,381
[a]8076049.SQ.FTS.B, 5.095%, 2/10/26	3,373	3,257
[a]8076137.SQ.FTS.B, 5.53%, 2/10/26	1,185	1,154
[a]8076291.SQ.FTS.B, 5.896%, 2/10/26	633	624
[a]8077095.SQ.FTS.B, 4.778%, 2/11/26	9,178	8,678
[a]8077219.SQ.FTS.B, 4.778%, 2/11/26	14,209	13,369
[a]8077655.SQ.FTS.B, 4.781%, 2/11/26	10,567	10,282
[a]8076956.SQ.FTS.B, 5.094%, 2/11/26	3,880	3,762
[a]8077554.SQ.FTS.B, 5.094%, 2/11/26	555	543
[a]8077568.SQ.FTS.B, 5.35%, 2/11/26	4,934	4,793
[a]8077443.SQ.FTS.B, 5.538%, 2/11/26	5,031	4,785
[a]8077025.SQ.FTS.B, 5.725%, 2/11/26	5,569	4,067
[a]8077425.SQ.FTS.B, 6.499%, 2/11/26	533	521
[a]8081198.SQ.FTS.B, 4.762%, 2/12/26	434	423
[a]8079949.SQ.FTS.B, 4.777%, 2/12/26	2,936	2,879
[a]8078093.SQ.FTS.B, 4.78%, 2/12/26	1,185	1,120
[a]8080222.SQ.FTS.B, 4.784%, 2/12/26	1,876	1,821
[a]8079578.SQ.FTS.B, 4.803%, 2/12/26	375	363
[a]8078026.SQ.FTS.B, 4.822%, 2/12/26	232	221

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	63

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8078413.SQ.FTS.B, 5.093%, 2/12/26	$1,749	$1,694
[a]8079469.SQ.FTS.B, 5.1%, 2/12/26	1,540	1,525
[a]8078760.SQ.FTS.B, 5.345%, 2/12/26	4,065	3,875
[a]8079445.SQ.FTS.B, 5.35%, 2/12/26	2,368	2,292
[a]8078270.SQ.FTS.B, 5.533%, 2/12/26	2,049	1,972
[a]8079587.SQ.FTS.B, 5.535%, 2/12/26	16,681	16,330
[a]8080584.SQ.FTS.B, 5.535%, 2/12/26	12,738	12,526
[a]8080436.SQ.FTS.B, 5.538%, 2/12/26	4,578	4,457
[a]8080247.SQ.FTS.B, 5.549%, 2/12/26	801	785
[a]8079228.SQ.FTS.B, 5.721%, 2/12/26	4,722	4,484
[a]8079395.SQ.FTS.B, 5.723%, 2/12/26	4,287	4,019
[a]8079531.SQ.FTS.B, 5.906%, 2/12/26	710	680
[a]8081130.SQ.FTS.B, 5.906%, 2/12/26	2,466	2,335
[a]8079551.SQ.FTS.B, 5.911%, 2/12/26	2,204	2,084
[a]8078030.SQ.FTS.B, 5.916%, 2/12/26	5,803	4,050
[a]8078350.SQ.FTS.B, 6.154%, 2/12/26	1,700	908
[a]8078886.SQ.FTS.B, 6.164%, 2/12/26	12,403	12,018
[a]8078562.SQ.FTS.B, 6.17%, 2/12/26	3,632	3,405
[a]8078475.SQ.FTS.B, 6.46%, 2/12/26	1,570	878
[a]8080275.SQ.FTS.B, 6.478%, 2/12/26	6,727	6,156
[a]8084281.SQ.FTS.B, 4.745%, 2/13/26	744	720
[a]8082502.SQ.FTS.B, 4.777%, 2/13/26	7,192	6,947
[a]8081534.SQ.FTS.B, 4.78%, 2/13/26	2,733	2,627
[a]8081715.SQ.FTS.B, 4.78%, 2/13/26	4,258	4,113
[a]8081980.SQ.FTS.B, 4.78%, 2/13/26	10,186	9,907
[a]8081907.SQ.FTS.B, 4.783%, 2/13/26	2,805	2,680
[a]8084325.SQ.FTS.B, 5.096%, 2/13/26	6,459	6,256
[a]8083330.SQ.FTS.B, 5.098%, 2/13/26	1,134	1,117
[a]8083235.SQ.FTS.B, 5.099%, 2/13/26	4,690	4,566
[a]8084130.SQ.FTS.B, 5.343%, 2/13/26	1,248	1,232
[a]8082823.SQ.FTS.B, 5.346%, 2/13/26	19,575	18,917
[a]8084454.SQ.FTS.B, 5.348%, 2/13/26	4,319	4,184
[a]8084177.SQ.FTS.B, 5.538%, 2/13/26	3,969	3,857
[a]8083556.SQ.FTS.B, 5.723%, 2/13/26	28,734	26,935
[a]8082695.SQ.FTS.B, 5.724%, 2/13/26	2,508	2,466
[a]8084546.SQ.FTS.B, 5.912%, 2/13/26	42,680	39,636
[a]8083380.SQ.FTS.B, 6.163%, 2/13/26	3,301	3,142
[a]8084098.SQ.FTS.B, 6.172%, 2/13/26	2,466	2,126
[a]8083435.SQ.FTS.B, 6.477%, 2/13/26	4,567	4,369
[a]8084843.SQ.FTS.B, 4.747%, 2/14/26	2,298	2,226
[a]8087986.SQ.FTS.B, 4.753%, 2/14/26	3,035	163
[a]8086447.SQ.FTS.B, 4.777%, 2/14/26	7,412	7,125
[a]8085028.SQ.FTS.B, 4.778%, 2/14/26	13,281	12,513
[a]8085688.SQ.FTS.B, 4.778%, 2/14/26	7,161	6,277
[a]8085845.SQ.FTS.B, 4.78%, 2/14/26	8,578	8,342
[a]8086066.SQ.FTS.B, 4.78%, 2/14/26	2,429	2,353
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8087193.SQ.FTS.B, 4.78%, 2/14/26	$10,777	$10,400
[a]8086878.SQ.FTS.B, 4.781%, 2/14/26	2,412	2,344
[a]8086140.SQ.FTS.B, 5.083%, 2/14/26	1,759	1,456
[a]8087496.SQ.FTS.B, 5.093%, 2/14/26	6,219	5,996
[a]8087410.SQ.FTS.B, 5.095%, 2/14/26	6,193	5,963
[a]8086190.SQ.FTS.B, 5.097%, 2/14/26	5,679	5,565
[a]8087629.SQ.FTS.B, 5.099%, 2/14/26	2,283	2,254
[a]8086633.SQ.FTS.B, 5.346%, 2/14/26	1,691	1,590
[a]8086667.SQ.FTS.B, 5.346%, 2/14/26	10,119	9,911
[a]8086049.SQ.FTS.B, 5.458%, 2/14/26	1,214	1,012
[a]8086385.SQ.FTS.B, 5.531%, 2/14/26	2,739	2,694
[a]8087030.SQ.FTS.B, 5.535%, 2/14/26	2,282	2,139
[a]8087680.SQ.FTS.B, 5.723%, 2/14/26	9,037	8,833
[a]8086531.SQ.FTS.B, 5.91%, 2/14/26	2,817	2,774
[a]8087352.SQ.FTS.B, 5.912%, 2/14/26	696	614
[a]8087828.SQ.FTS.B, 6.161%, 2/14/26	5,800	5,522
[a]8087076.SQ.FTS.B, 6.167%, 2/14/26	7,563	5,121
[a]8087361.SQ.FTS.B, 6.299%, 2/14/26	1,644	1,559
[a]8086961.SQ.FTS.B, 6.481%, 2/14/26	2,838	2,708
[a]8087607.SQ.FTS.B, 6.488%, 2/14/26	2,080	1,683
[a]8090315.SQ.FTS.B, 4.739%, 2/15/26	531	504
[a]8091641.SQ.FTS.B, 4.742%, 2/15/26	371	359
[a]8090252.SQ.FTS.B, 4.747%, 2/15/26	434	412
[a]8091041.SQ.FTS.B, 4.78%, 2/15/26	4,521	4,403
[a]8093329.SQ.FTS.B, 4.782%, 2/15/26	8,821	8,341
[a]8090109.SQ.FTS.B, 4.79%, 2/15/26	1,075	1,010
[a]8091984.SQ.FTS.B, 5.089%, 2/15/26	1,779	1,657
[a]8092025.SQ.FTS.B, 5.093%, 2/15/26	4,439	4,139
[a]8092099.SQ.FTS.B, 5.093%, 2/15/26	8,315	7,932
[a]8090392.SQ.FTS.B, 5.094%, 2/15/26	22,264	17,347
[a]8091568.SQ.FTS.B, 5.094%, 2/15/26	3,340	3,235
[a]8091779.SQ.FTS.B, 5.094%, 2/15/26	6,921	6,674
[a]8093604.SQ.FTS.B, 5.346%, 2/15/26	18,386	17,844
[a]8093040.SQ.FTS.B, 5.529%, 2/15/26	3,346	2,594
[a]8092192.SQ.FTS.B, 5.535%, 2/15/26	10,566	10,288
[a]8092442.SQ.FTS.B, 5.535%, 2/15/26	17,148	16,574
[a]8091529.SQ.FTS.B, 5.902%, 2/15/26	867	821
[a]8090200.SQ.FTS.B, 5.905%, 2/15/26	1,338	1,280
[a]8091452.SQ.FTS.B, 5.908%, 2/15/26	6,428	1,660
[a]8092790.SQ.FTS.B, 5.91%, 2/15/26	6,028	5,901
[a]8089991.SQ.FTS.B, 5.912%, 2/15/26	2,124	2,046
[a]8091224.SQ.FTS.B, 5.914%, 2/15/26	7,242	6,447
[a]8091543.SQ.FTS.B, 6.161%, 2/15/26	2,150	1,974
[a]8092015.SQ.FTS.B, 6.164%, 2/15/26	666	627
[a]8090129.SQ.FTS.B, 6.165%, 2/15/26	2,027	1,750
[a]8093000.SQ.FTS.B, 6.289%, 2/15/26	1,142	1,112

64	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8093079.SQ.FTS.B, 6.289%, 2/15/26	$1,943	$1,924
[a]8090264.SQ.FTS.B, 6.297%, 2/15/26	890	861
[a]8093452.SQ.FTS.B, 6.475%, 2/15/26	2,716	2,652
[a]8095293.SQ.FTS.B, 4.778%, 2/16/26	6,667	6,405
[a]8094641.SQ.FTS.B, 4.78%, 2/16/26	12,883	12,702
[a]8096701.SQ.FTS.B, 4.786%, 2/16/26	2,140	2,104
[a]8095236.SQ.FTS.B, 4.789%, 2/16/26	2,355	2,227
[a]8095193.SQ.FTS.B, 5.082%, 2/16/26	1,158	951
[a]8093633.SQ.FTS.B, 5.086%, 2/16/26	1,938	1,631
[a]8094385.SQ.FTS.B, 5.091%, 2/16/26	4,947	4,789
[a]8096848.SQ.FTS.B, 5.344%, 2/16/26	6,545	6,331
[a]8094103.SQ.FTS.B, 5.345%, 2/16/26	3,180	3,113
[a]8095146.SQ.FTS.B, 5.353%, 2/16/26	2,992	2,881
[a]8095438.SQ.FTS.B, 5.531%, 2/16/26	3,296	3,246
[a]8095528.SQ.FTS.B, 5.535%, 2/16/26	25,647	24,131
[a]8096200.SQ.FTS.B, 5.912%, 2/16/26	10,615	10,453
[a]8094212.SQ.FTS.B, 5.917%, 2/16/26	4,023	3,572
[a]8096059.SQ.FTS.B, 6.272%, 2/16/26	1,452	852
[a]8095515.SQ.FTS.B, 6.507%, 2/16/26	675	620
[a]8096997.SQ.FTS.B, 4.749%, 2/17/26	3,173	2,114
[a]8097328.SQ.FTS.B, 4.768%, 2/17/26	299	293
[a]8097308.SQ.FTS.B, 4.769%, 2/17/26	1,637	1,590
[a]8097567.SQ.FTS.B, 4.776%, 2/17/26	2,680	2,575
[a]8097339.SQ.FTS.B, 4.778%, 2/17/26	4,530	4,311
[a]8097710.SQ.FTS.B, 4.784%, 2/17/26	3,545	3,421
[a]8097492.SQ.FTS.B, 5.097%, 2/17/26	4,643	4,529
[a]8097646.SQ.FTS.B, 5.11%, 2/17/26	531	515
[a]8097055.SQ.FTS.B, 5.72%, 2/17/26	6,250	6,035
[a]8097609.SQ.FTS.B, 5.906%, 2/17/26	1,946	1,904
[a]8097657.SQ.FTS.B, 5.912%, 2/17/26	1,043	1,031
[a]8097765.SQ.FTS.B, 6.155%, 2/17/26	1,066	1,029
[a]8098423.SQ.FTS.B, 4.776%, 2/18/26	5,170	4,883
[a]8098679.SQ.FTS.B, 4.778%, 2/18/26	6,762	6,601
[a]8098204.SQ.FTS.B, 4.78%, 2/18/26	11,248	10,894
[a]8098500.SQ.FTS.B, 4.78%, 2/18/26	4,022	3,880
[a]8098562.SQ.FTS.B, 4.78%, 2/18/26	5,442	5,253
[a]8097918.SQ.FTS.B, 5.346%, 2/18/26	10,550	10,259
[a]8098638.SQ.FTS.B, 5.451%, 2/18/26	757	516
[a]8098376.SQ.FTS.B, 5.721%, 2/18/26	1,619	1,582
[a]8098655.SQ.FTS.B, 6.144%, 2/18/26	1,033	900
[a]8097872.SQ.FTS.B, 6.158%, 2/18/26	980	970
[a]8098068.SQ.FTS.B, 6.289%, 2/18/26	5,204	5,039
[a]8098646.SQ.FTS.B, 6.312%, 2/18/26	565	547
[a]8101830.SQ.FTS.B, 4.755%, 2/19/26	1,419	1,295
[a]8099044.SQ.FTS.B, 4.777%, 2/19/26	4,076	3,838
[a]8100389.SQ.FTS.B, 4.78%, 2/19/26	39,985	37,623
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8102391.SQ.FTS.B, 4.781%, 2/19/26	$15,522	$15,126
[a]8099154.SQ.FTS.B, 4.784%, 2/19/26	4,575	4,448
[a]8100071.SQ.FTS.B, 4.784%, 2/19/26	5,052	4,841
[a]8100267.SQ.FTS.B, 4.789%, 2/19/26	2,633	2,505
[a]8100956.SQ.FTS.B, 5.093%, 2/19/26	2,760	2,709
[a]8100313.SQ.FTS.B, 5.094%, 2/19/26	2,726	2,637
[a]8101413.SQ.FTS.B, 5.094%, 2/19/26	16,474	13,643
[a]8099756.SQ.FTS.B, 5.095%, 2/19/26	6,114	5,914
[a]8101986.SQ.FTS.B, 5.343%, 2/19/26	2,909	2,793
[a]8101008.SQ.FTS.B, 5.346%, 2/19/26	23,110	21,092
[a]8102164.SQ.FTS.B, 5.346%, 2/19/26	10,934	9,406
[a]8100188.SQ.FTS.B, 5.529%, 2/19/26	3,426	3,301
[a]8102062.SQ.FTS.B, 5.538%, 2/19/26	3,885	3,735
[a]8099986.SQ.FTS.B, 5.907%, 2/19/26	2,031	1,988
[a]8101882.SQ.FTS.B, 6.161%, 2/19/26	10,769	925
[a]8099316.SQ.FTS.B, 6.163%, 2/19/26	6,500	6,308
[a]8101683.SQ.FTS.B, 6.164%, 2/19/26	6,927	6,766
[a]8102147.SQ.FTS.B, 6.171%, 2/19/26	1,089	988
[a]8099665.SQ.FTS.B, 6.483%, 2/19/26	1,012	989
[a]8104635.SQ.FTS.B, 4.78%, 2/20/26	3,014	2,930
[a]8105868.SQ.FTS.B, 4.78%, 2/20/26	47,468	45,720
[a]8105225.SQ.FTS.B, 4.958%, 2/20/26	1,453	1,353
[a]8105266.SQ.FTS.B, 5.095%, 2/20/26	6,808	6,733
[a]8105172.SQ.FTS.B, 5.097%, 2/20/26	2,867	2,772
[a]8104856.SQ.FTS.B, 5.346%, 2/20/26	20,333	19,836
[a]8104677.SQ.FTS.B, 5.348%, 2/20/26	11,504	10,544
[a]8105666.SQ.FTS.B, 5.535%, 2/20/26	15,580	15,043
[a]8103481.SQ.FTS.B, 5.725%, 2/20/26	13,287	10,249
[a]8105450.SQ.FTS.B, 5.913%, 2/20/26	10,932	10,635
[a]8103841.SQ.FTS.B, 6.164%, 2/20/26	10,997	10,742
[a]8102882.SQ.FTS.B, 6.289%, 2/20/26	3,852	3,702
[a]8103124.SQ.FTS.B, 6.289%, 2/20/26	7,900	4,784
[a]8106258.SQ.FTS.B, 4.78%, 2/21/26	16,889	14,691
[a]8107034.SQ.FTS.B, 4.78%, 2/21/26	5,644	5,421
[a]8107429.SQ.FTS.B, 4.78%, 2/21/26	2,179	2,104
[a]8107598.SQ.FTS.B, 4.781%, 2/21/26	18,352	17,467
[a]8108040.SQ.FTS.B, 4.781%, 2/21/26	10,937	10,581
[a]8109377.SQ.FTS.B, 4.781%, 2/21/26	8,249	7,843
[a]8107532.SQ.FTS.B, 4.783%, 2/21/26	2,826	2,723
[a]8109161.SQ.FTS.B, 5.095%, 2/21/26	5,963	5,828
[a]8109314.SQ.FTS.B, 5.34%, 2/21/26	3,664	3,458
[a]8108532.SQ.FTS.B, 5.66%, 2/21/26	34,426	33,526
[a]8106770.SQ.FTS.B, 5.911%, 2/21/26	2,318	2,273
[a]8107855.SQ.FTS.B, 6.151%, 2/21/26	12,428	11,966
[a]8107222.SQ.FTS.B, 6.163%, 2/21/26	5,847	5,665
[a]8107820.SQ.FTS.B, 6.495%, 2/21/26	515	504

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	65

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8114447.SQ.FTS.B, 4.746%, 2/22/26	$7,450	$3,494
[a]8113077.SQ.FTS.B, 4.777%, 2/22/26	3,681	3,187
[a]8114983.SQ.FTS.B, 4.779%, 2/22/26	2,473	2,391
[a]8115244.SQ.FTS.B, 4.779%, 2/22/26	7,998	7,607
[a]8113431.SQ.FTS.B, 4.78%, 2/22/26	10,247	9,957
[a]8113135.SQ.FTS.B, 4.781%, 2/22/26	8,736	8,526
[a]8113672.SQ.FTS.B, 4.782%, 2/22/26	2,934	2,839
[a]8111647.SQ.FTS.B, 4.788%, 2/22/26	1,460	1,401
[a]8114436.SQ.FTS.B, 5.031%, 2/22/26	80	79
[a]8113769.SQ.FTS.B, 5.113%, 2/22/26	34,771	33,988
[a]8115065.SQ.FTS.B, 5.413%, 2/22/26	4,969	4,824
[a]8111533.SQ.FTS.B, 5.535%, 2/22/26	1,923	1,855
[a]8113040.SQ.FTS.B, 5.535%, 2/22/26	1,427	1,403
[a]8114631.SQ.FTS.B, 5.636%, 2/22/26	11,483	11,036
[a]8111669.SQ.FTS.B, 5.723%, 2/22/26	17,486	17,000
[a]8114573.SQ.FTS.B, 5.912%, 2/22/26	4,276	4,121
[a]8112683.SQ.FTS.B, 5.913%, 2/22/26	13,760	13,144
[a]8113306.SQ.FTS.B, 6.164%, 2/22/26	5,098	4,928
[a]8114614.SQ.FTS.B, 6.319%, 2/22/26	1,454	1,322
[a]8114935.SQ.FTS.B, 6.414%, 2/22/26	3,564	2,473
[a]8117795.SQ.FTS.B, 4.778%, 2/23/26	9,887	9,415
[a]8118575.SQ.FTS.B, 4.779%, 2/23/26	3,594	3,424
[a]8115428.SQ.FTS.B, 4.78%, 2/23/26	10,252	10,027
[a]8116653.SQ.FTS.B, 4.78%, 2/23/26	4,380	4,235
[a]8118357.SQ.FTS.B, 4.78%, 2/23/26	4,585	4,402
[a]8115950.SQ.FTS.B, 4.781%, 2/23/26	24,418	23,570
[a]8117142.SQ.FTS.B, 5.093%, 2/23/26	1,519	1,482
[a]8118065.SQ.FTS.B, 5.121%, 2/23/26	1,811	1,763
[a]8118518.SQ.FTS.B, 5.429%, 2/23/26	371	362
[a]8118250.SQ.FTS.B, 5.535%, 2/23/26	2,894	2,754
[a]8116778.SQ.FTS.B, 5.66%, 2/23/26	1,597	1,570
[a]8118535.SQ.FTS.B, 5.718%, 2/23/26	1,519	1,477
[a]8117679.SQ.FTS.B, 6.154%, 2/23/26	4,804	4,478
[a]8117989.SQ.FTS.B, 6.326%, 2/23/26	2,038	1,991
[a]8116917.SQ.FTS.B, 6.328%, 2/23/26	13,656	11,866
[a]8115844.SQ.FTS.B, 6.352%, 2/23/26	948	542
[a]8118325.SQ.FTS.B, 6.423%, 2/23/26	1,519	1,391
[a]8118669.SQ.FTS.B, 4.779%, 2/24/26	12,173	11,772
[a]8119132.SQ.FTS.B, 4.782%, 2/24/26	6,639	6,496
[a]8119479.SQ.FTS.B, 4.785%, 2/24/26	3,471	3,345
[a]8118863.SQ.FTS.B, 4.935%, 2/24/26	294	279
[a]8119259.SQ.FTS.B, 5.114%, 2/24/26	2,907	2,830
[a]8119531.SQ.FTS.B, 5.406%, 2/24/26	5,766	5,559
[a]8118903.SQ.FTS.B, 5.666%, 2/24/26	784	779
[a]8119314.SQ.FTS.B, 6.139%, 2/24/26	1,523	1,467
[a]8118888.SQ.FTS.B, 6.159%, 2/24/26	860	836
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8119337.SQ.FTS.B, 6.289%, 2/24/26	$6,640	$6,430
[a]8118871.SQ.FTS.B, 6.32%, 2/24/26	1,068	844
[a]8119037.SQ.FTS.B, 6.424%, 2/24/26	4,606	4,505
[a]8118849.SQ.FTS.B, 6.439%, 2/24/26	907	656
[a]8119022.SQ.FTS.B, 6.488%, 2/24/26	594	580
[a]8118969.SQ.FTS.B, 6.675%, 2/24/26	2,110	2,069
[a]8119735.SQ.FTS.B, 4.779%, 2/25/26	3,250	3,147
[a]8119790.SQ.FTS.B, 4.78%, 2/25/26	9,056	8,726
[a]8120046.SQ.FTS.B, 4.781%, 2/25/26	6,237	6,032
[a]8120151.SQ.FTS.B, 4.781%, 2/25/26	16,476	15,542
[a]8119683.SQ.FTS.B, 4.792%, 2/25/26	764	739
[a]8120027.SQ.FTS.B, 5.521%, 2/25/26	1,161	1,121
[a]8119693.SQ.FTS.B, 6.428%, 2/25/26	2,079	2,037
[a]8122756.SQ.FTS.B, 4.778%, 2/26/26	10,121	9,818
[a]8120687.SQ.FTS.B, 4.78%, 2/26/26	3,049	2,967
[a]8120725.SQ.FTS.B, 4.78%, 2/26/26	1,628	1,587
[a]8122896.SQ.FTS.B, 4.78%, 2/26/26	14,188	13,480
[a]8123161.SQ.FTS.B, 4.78%, 2/26/26	4,484	4,324
[a]8122643.SQ.FTS.B, 4.781%, 2/26/26	4,500	1,792
[a]8122313.SQ.FTS.B, 4.785%, 2/26/26	3,105	2,956
[a]8122526.SQ.FTS.B, 4.785%, 2/26/26	3,464	3,338
[a]8123267.SQ.FTS.B, 4.948%, 2/26/26	331	315
[a]8121711.SQ.FTS.B, 5.097%, 2/26/26	4,374	4,285
[a]8123507.SQ.FTS.B, 5.114%, 2/26/26	29,564	27,503
[a]8120652.SQ.FTS.B, 5.117%, 2/26/26	1,358	1,260
[a]8121566.SQ.FTS.B, 5.346%, 2/26/26	3,005	2,929
[a]8123131.SQ.FTS.B, 5.893%, 2/26/26	1,079	1,023
[a]8122391.SQ.FTS.B, 5.913%, 2/26/26	541	535
[a]8122202.SQ.FTS.B, 6.155%, 2/26/26	3,696	3,617
[a]8123498.SQ.FTS.B, 6.16%, 2/26/26	725	705
[a]8120667.SQ.FTS.B, 6.164%, 2/26/26	1,271	1,223
[a]8122623.SQ.FTS.B, 6.164%, 2/26/26	1,436	1,357
[a]8121470.SQ.FTS.B, 6.316%, 2/26/26	1,313	1,244
[a]8121191.SQ.FTS.B, 6.32%, 2/26/26	284	279
[a]8120750.SQ.FTS.B, 6.42%, 2/26/26	11,248	10,577
[a]8123901.SQ.FTS.B, 6.422%, 2/26/26	23,953	23,401
[a]8123384.SQ.FTS.B, 6.425%, 2/26/26	5,379	5,209
[a]8122432.SQ.FTS.B, 6.549%, 2/26/26	2,242	2,197
[a]8124971.SQ.FTS.B, 4.78%, 2/27/26	11,181	10,984
[a]8127202.SQ.FTS.B, 4.78%, 2/27/26	7,261	7,066
[a]8127749.SQ.FTS.B, 4.78%, 2/27/26	41,453	39,951
[a]8127735.SQ.FTS.B, 4.961%, 2/27/26	2,567	2,191
[a]8125619.SQ.FTS.B, 5.096%, 2/27/26	10,853	10,502
[a]8125949.SQ.FTS.B, 5.66%, 2/27/26	48,651	46,657
[a]8127364.SQ.FTS.B, 5.911%, 2/27/26	23,918	17,705
[a]8124440.SQ.FTS.B, 5.912%, 2/27/26	7,851	7,671

66	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8126824.SQ.FTS.B, 6.164%, 2/27/26	$12,734	$12,482
[a]8131129.SQ.FTS.B, 4.767%, 2/28/26	2,001	1,540
[a]8128092.SQ.FTS.B, 4.771%, 2/28/26	2,173	2,096
[a]8136150.SQ.FTS.B, 4.771%, 2/28/26	2,587	2,285
[a]8142767.SQ.FTS.B, 4.774%, 2/28/26	976	959
[a]8135924.SQ.FTS.B, 4.776%, 2/28/26	2,709	2,553
[a]8142910.SQ.FTS.B, 4.779%, 2/28/26	2,446	2,408
[a]8128411.SQ.FTS.B, 4.78%, 2/28/26	34,223	33,091
[a]8129476.SQ.FTS.B, 4.78%, 2/28/26	19,902	19,356
[a]8131044.SQ.FTS.B, 4.78%, 2/28/26	5,854	5,613
[a]8136019.SQ.FTS.B, 4.78%, 2/28/26	3,725	3,573
[a]8136635.SQ.FTS.B, 4.78%, 2/28/26	28,383	27,551
[a]8141044.SQ.FTS.B, 4.78%, 2/28/26	6,401	6,237
[a]8142101.SQ.FTS.B, 4.78%, 2/28/26	2,776	2,660
[a]8136520.SQ.FTS.B, 4.781%, 2/28/26	6,890	6,680
[a]8142860.SQ.FTS.B, 4.782%, 2/28/26	1,316	1,283
[a]8131146.SQ.FTS.B, 4.783%, 2/28/26	1,920	1,854
[a]8135683.SQ.FTS.B, 4.784%, 2/28/26	5,557	5,290
[a]8136318.SQ.FTS.B, 4.791%, 2/28/26	2,264	2,158
[a]8140861.SQ.FTS.B, 4.955%, 2/28/26	6,914	6,479
[a]8137187.SQ.FTS.B, 4.969%, 2/28/26	1,454	1,334
[a]8136420.SQ.FTS.B, 5.09%, 2/28/26	3,440	3,364
[a]8131001.SQ.FTS.B, 5.101%, 2/28/26	2,439	2,370
[a]8130442.SQ.FTS.B, 5.113%, 2/28/26	29,032	28,558
[a]8137620.SQ.FTS.B, 5.113%, 2/28/26	6,317	6,140
[a]8138282.SQ.FTS.B, 5.113%, 2/28/26	64,873	60,267
[a]8142843.SQ.FTS.B, 5.113%, 2/28/26	975	953
[a]8137730.SQ.FTS.B, 5.114%, 2/28/26	15,489	14,989
[a]8142705.SQ.FTS.B, 5.346%, 2/28/26	5,233	3,780
[a]8130144.SQ.FTS.B, 5.347%, 2/28/26	18,456	17,912
[a]8139108.SQ.FTS.B, 5.408%, 2/28/26	47,112	45,200
[a]8143137.SQ.FTS.B, 5.408%, 2/28/26	9,876	9,421
[a]8143305.SQ.FTS.B, 5.408%, 2/28/26	5,344	4,223
[a]8142803.SQ.FTS.B, 5.415%, 2/28/26	2,147	2,108
[a]8136390.SQ.FTS.B, 5.525%, 2/28/26	1,675	1,603
[a]8138024.SQ.FTS.B, 5.535%, 2/28/26	9,636	9,370
[a]8129955.SQ.FTS.B, 5.643%, 2/28/26	995	934
[a]8129986.SQ.FTS.B, 5.669%, 2/28/26	2,305	2,241
[a]8142516.SQ.FTS.B, 5.912%, 2/28/26	6,557	6,364
[a]8137161.SQ.FTS.B, 6.147%, 2/28/26	2,426	2,359
[a]8129400.SQ.FTS.B, 6.148%, 2/28/26	1,734	1,708
[a]8131252.SQ.FTS.B, 6.148%, 2/28/26	5,858	5,740
[a]8135210.SQ.FTS.B, 6.15%, 2/28/26	11,719	11,291
[a]8143097.SQ.FTS.B, 6.151%, 2/28/26	1,768	1,721
[a]8131171.SQ.FTS.B, 6.152%, 2/28/26	5,009	4,899
[a]8129941.SQ.FTS.B, 6.164%, 2/28/26	1,163	1,142
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8143293.SQ.FTS.B, 6.317%, 2/28/26	$656	$641
[a]8137546.SQ.FTS.B, 6.328%, 2/28/26	4,639	4,416
[a]8142033.SQ.FTS.B, 6.334%, 2/28/26	1,437	1,382
[a]8143370.SQ.FTS.B, 6.422%, 2/28/26	8,719	6,132
[a]8134938.SQ.FTS.B, 6.424%, 2/28/26	6,762	6,561
[a]8135171.SQ.FTS.B, 6.544%, 2/28/26	2,293	577
[a]8128195.SQ.FTS.B, 6.551%, 2/28/26	6,290	5,313
[a]8138233.SQ.FTS.B, 6.554%, 2/28/26	887	861
[a]8137699.SQ.FTS.B, 6.65%, 2/28/26	1,030	618
[a]8129800.SQ.FTS.B, 6.672%, 2/28/26	16,307	15,350
[a]8141172.SQ.FTS.B, 6.672%, 2/28/26	36,132	32,340
[a]8142147.SQ.FTS.B, 6.672%, 2/28/26	9,497	8,519
[a]8143889.SQ.FTS.B, 4.769%, 3/01/26	1,812	1,750
[a]8143698.SQ.FTS.B, 4.78%, 3/01/26	6,592	6,432
[a]8143809.SQ.FTS.B, 4.78%, 3/01/26	3,692	3,573
[a]8144243.SQ.FTS.B, 4.783%, 3/01/26	6,188	5,936
[a]8144205.SQ.FTS.B, 5.413%, 3/01/26	2,828	2,772
[a]8143880.SQ.FTS.B, 5.66%, 3/01/26	554	478
[a]8143479.SQ.FTS.B, 5.911%, 3/01/26	17,869	16,176
[a]8143917.SQ.FTS.B, 6.427%, 3/01/26	3,711	3,420
[a]8144421.SQ.FTS.B, 4.753%, 3/02/26	881	853
[a]8144581.SQ.FTS.B, 4.78%, 3/02/26	24,082	23,519
[a]8145408.SQ.FTS.B, 4.944%, 3/02/26	420	405
[a]8144905.SQ.FTS.B, 4.952%, 3/02/26	1,150	1,113
[a]8145078.SQ.FTS.B, 4.956%, 3/02/26	16,072	14,754
[a]8145055.SQ.FTS.B, 4.982%, 3/02/26	381	369
[a]8145071.SQ.FTS.B, 4.99%, 3/02/26	618	88
[a]8145335.SQ.FTS.B, 5.117%, 3/02/26	2,452	2,318
[a]8145418.SQ.FTS.B, 5.636%, 3/02/26	12,225	2,544
[a]8144892.SQ.FTS.B, 5.66%, 3/02/26	1,074	1,029
[a]8144465.SQ.FTS.B, 5.665%, 3/02/26	3,795	3,705
[a]8144384.SQ.FTS.B, 5.669%, 3/02/26	2,453	2,363
[a]8145008.SQ.FTS.B, 5.91%, 3/02/26	2,415	2,359
[a]8144830.SQ.FTS.B, 6.15%, 3/02/26	5,106	4,816
[a]8144969.SQ.FTS.B, 6.15%, 3/02/26	813	791
[a]8144863.SQ.FTS.B, 6.159%, 3/02/26	1,970	1,886
[a]8145361.SQ.FTS.B, 6.415%, 3/02/26	3,429	3,015
[a]8144940.SQ.FTS.B, 6.669%, 3/02/26	2,116	1,993
[a]8147818.SQ.FTS.B, 4.777%, 3/03/26	6,836	6,608
[a]8147920.SQ.FTS.B, 4.777%, 3/03/26	4,810	4,729
[a]8145720.SQ.FTS.B, 4.779%, 3/03/26	14,070	13,688
[a]8147146.SQ.FTS.B, 4.78%, 3/03/26	9,356	8,811
[a]8148963.SQ.FTS.B, 4.78%, 3/03/26	5,113	4,913
[a]8146232.SQ.FTS.B, 4.781%, 3/03/26	30,254	26,606
[a]8146944.SQ.FTS.B, 4.781%, 3/03/26	6,858	6,654
[a]8147998.SQ.FTS.B, 4.782%, 3/03/26	4,481	4,261

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	67

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8147643.SQ.FTS.B, 4.784%, 3/03/26	$5,158	$4,983
[a]8148569.SQ.FTS.B, 4.956%, 3/03/26	5,745	5,078
[a]8147314.SQ.FTS.B, 5.091%, 3/03/26	3,124	3,016
[a]8148692.SQ.FTS.B, 5.114%, 3/03/26	13,877	13,129
[a]8148536.SQ.FTS.B, 5.676%, 3/03/26	1,043	1,023
[a]8147610.SQ.FTS.B, 5.679%, 3/03/26	1,174	1,132
[a]8148078.SQ.FTS.B, 5.912%, 3/03/26	20,914	20,106
[a]8148427.SQ.FTS.B, 5.915%, 3/03/26	2,431	2,389
[a]8149344.SQ.FTS.B, 5.915%, 3/03/26	3,739	3,690
[a]8147549.SQ.FTS.B, 6.15%, 3/03/26	5,161	4,927
[a]8148898.SQ.FTS.B, 6.447%, 3/03/26	363	359
[a]8147383.SQ.FTS.B, 6.672%, 3/03/26	14,443	12,079
[a]8150743.SQ.FTS.B, 4.762%, 3/04/26	1,082	1,042
[a]8151124.SQ.FTS.B, 4.779%, 3/04/26	7,522	7,361
[a]8149805.SQ.FTS.B, 4.78%, 3/04/26	17,398	16,619
[a]8150361.SQ.FTS.B, 4.78%, 3/04/26	24,110	12,683
[a]8149465.SQ.FTS.B, 4.781%, 3/04/26	9,832	9,591
[a]8150835.SQ.FTS.B, 4.782%, 3/04/26	7,542	7,250
[a]8151363.SQ.FTS.B, 4.786%, 3/04/26	3,554	3,433
[a]8150811.SQ.FTS.B, 4.803%, 3/04/26	779	757
[a]8151292.SQ.FTS.B, 4.974%, 3/04/26	557	513
[a]8151417.SQ.FTS.B, 5.108%, 3/04/26	2,701	2,613
[a]8151448.SQ.FTS.B, 5.113%, 3/04/26	25,880	25,404
[a]8152223.SQ.FTS.B, 5.113%, 3/04/26	41,135	39,759
[a]8151959.SQ.FTS.B, 5.66%, 3/04/26	16,775	15,391
[a]8151099.SQ.FTS.B, 5.674%, 3/04/26	1,717	1,643
[a]8152809.SQ.FTS.B, 5.912%, 3/04/26	39,770	30,685
[a]8151337.SQ.FTS.B, 6.164%, 3/04/26	1,263	1,208
[a]8150967.SQ.FTS.B, 6.673%, 3/04/26	5,201	5,064
[a]8155193.SQ.FTS.B, 4.78%, 3/05/26	18,372	17,642
[a]8157664.SQ.FTS.B, 4.78%, 3/05/26	69,898	58,056
[a]8155177.SQ.FTS.B, 4.796%, 3/05/26	614	592
[a]8155739.SQ.FTS.B, 4.955%, 3/05/26	13,371	11,877
[a]8157542.SQ.FTS.B, 5.109%, 3/05/26	2,827	2,698
[a]8158269.SQ.FTS.B, 5.114%, 3/05/26	28,054	27,579
[a]8156752.SQ.FTS.B, 5.409%, 3/05/26	31,591	30,644
[a]8156705.SQ.FTS.B, 5.918%, 3/05/26	1,166	1,155
[a]8155137.SQ.FTS.B, 6.326%, 3/05/26	1,146	1,103
[a]8156444.SQ.FTS.B, 6.327%, 3/05/26	14,877	8,534
[a]8156254.SQ.FTS.B, 6.328%, 3/05/26	3,204	3,085
[a]8157489.SQ.FTS.B, 6.418%, 3/05/26	2,618	2,522
[a]8158861.SQ.FTS.B, 6.422%, 3/05/26	9,418	9,218
[a]8157610.SQ.FTS.B, 6.677%, 3/05/26	5,210	4,340
[a]8158959.SQ.FTS.B, 4.777%, 3/06/26	6,956	6,722
[a]8160380.SQ.FTS.B, 4.779%, 3/06/26	11,154	9,777
[a]8160579.SQ.FTS.B, 4.78%, 3/06/26	12,927	12,634
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8161604.SQ.FTS.B, 4.78%, 3/06/26	$50,784	$48,894
[a]8161145.SQ.FTS.B, 4.783%, 3/06/26	6,088	5,836
[a]8160800.SQ.FTS.B, 5.097%, 3/06/26	6,006	4,967
[a]8159068.SQ.FTS.B, 5.11%, 3/06/26	1,839	1,815
[a]8161369.SQ.FTS.B, 5.113%, 3/06/26	9,341	9,093
[a]8160210.SQ.FTS.B, 5.679%, 3/06/26	1,152	1,119
[a]8159283.SQ.FTS.B, 5.911%, 3/06/26	4,677	4,594
[a]8160883.SQ.FTS.B, 5.911%, 3/06/26	17,143	16,486
[a]8159471.SQ.FTS.B, 6.164%, 3/06/26	13,480	12,349
[a]8160225.SQ.FTS.B, 6.421%, 3/06/26	5,602	5,481
[a]8160188.SQ.FTS.B, 6.535%, 3/06/26	1,316	1,192
[a]8159152.SQ.FTS.B, 6.671%, 3/06/26	4,427	4,277
[a]8161273.SQ.FTS.B, 6.673%, 3/06/26	5,771	5,570
[a]8162221.SQ.FTS.B, 4.779%, 3/07/26	9,182	8,611
[a]8163025.SQ.FTS.B, 4.779%, 3/07/26	19,927	19,451
[a]8162745.SQ.FTS.B, 4.781%, 3/07/26	18,961	18,308
[a]8162410.SQ.FTS.B, 5.406%, 3/07/26	5,944	5,701
[a]8162500.SQ.FTS.B, 5.408%, 3/07/26	13,364	12,961
[a]8162367.SQ.FTS.B, 5.66%, 3/07/26	2,273	2,232
[a]8162728.SQ.FTS.B, 6.55%, 3/07/26	941	795
[a]8163335.SQ.FTS.B, 4.78%, 3/08/26	24,776	24,098
[a]8163748.SQ.FTS.B, 4.78%, 3/08/26	9,852	8,755
[a]8163716.SQ.FTS.B, 6.334%, 3/08/26	2,396	2,196
[a]8163868.SQ.FTS.B, 6.424%, 3/08/26	5,301	5,207
[a]8165564.SQ.FTS.B, 4.78%, 3/09/26	3,841	3,799
[a]8166169.SQ.FTS.B, 4.78%, 3/09/26	1,841	1,786
[a]8167729.SQ.FTS.B, 4.78%, 3/09/26	11,936	11,653
[a]8166199.SQ.FTS.B, 5.095%, 3/09/26	10,784	10,343
[a]8164392.SQ.FTS.B, 5.101%, 3/09/26	1,622	1,387
[a]8166052.SQ.FTS.B, 5.11%, 3/09/26	7,157	6,912
[a]8165752.SQ.FTS.B, 5.111%, 3/09/26	7,760	7,378
[a]8164357.SQ.FTS.B, 5.403%, 3/09/26	1,802	1,682
[a]8164323.SQ.FTS.B, 5.405%, 3/09/26	1,643	1,601
[a]8166397.SQ.FTS.B, 5.409%, 3/09/26	35,360	33,534
[a]8166849.SQ.FTS.B, 5.409%, 3/09/26	16,832	16,152
[a]8164414.SQ.FTS.B, 5.66%, 3/09/26	1,396	1,324
[a]8165343.SQ.FTS.B, 5.66%, 3/09/26	10,952	10,685
[a]8167491.SQ.FTS.B, 5.66%, 3/09/26	10,054	9,186
[a]8165935.SQ.FTS.B, 6.154%, 3/09/26	1,629	1,555
[a]8164437.SQ.FTS.B, 6.289%, 3/09/26	485	394
[a]8166002.SQ.FTS.B, 6.336%, 3/09/26	1,880	1,724
[a]8164500.SQ.FTS.B, 6.422%, 3/09/26	22,609	21,228
[a]8167138.SQ.FTS.B, 6.547%, 3/09/26	14,592	14,179
[a]8169348.SQ.FTS.B, 4.78%, 3/10/26	14,192	13,616
[a]8167883.SQ.FTS.B, 4.782%, 3/10/26	3,136	3,015
[a]8170474.SQ.FTS.B, 4.784%, 3/10/26	5,741	5,460

68	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8170553.SQ.FTS.B, 5.113%, 3/10/26	$55,787	$54,559
[a]8168800.SQ.FTS.B, 5.115%, 3/10/26	5,868	5,783
[a]8169066.SQ.FTS.B, 5.115%, 3/10/26	1,139	1,096
[a]8170377.SQ.FTS.B, 5.409%, 3/10/26	1,790	1,748
[a]8167768.SQ.FTS.B, 5.625%, 3/10/26	1,145	1,070
[a]8169094.SQ.FTS.B, 5.66%, 3/10/26	2,885	2,778
[a]8170418.SQ.FTS.B, 5.66%, 3/10/26	3,874	1,884
[a]8168011.SQ.FTS.B, 6.152%, 3/10/26	16,729	15,799
[a]8169654.SQ.FTS.B, 6.324%, 3/10/26	591	569
[a]8169627.SQ.FTS.B, 6.436%, 3/10/26	1,237	1,140
[a]8169657.SQ.FTS.B, 6.673%, 3/10/26	17,367	16,877
[a]8174309.SQ.FTS.B, 4.779%, 3/11/26	7,085	6,843
[a]8171618.SQ.FTS.B, 4.78%, 3/11/26	4,967	4,777
[a]8172480.SQ.FTS.B, 4.781%, 3/11/26	11,986	11,402
[a]8172148.SQ.FTS.B, 4.783%, 3/11/26	6,980	6,749
[a]8173424.SQ.FTS.B, 4.923%, 3/11/26	618	509
[a]8173358.SQ.FTS.B, 4.951%, 3/11/26	2,575	2,448
[a]8171795.SQ.FTS.B, 5.112%, 3/11/26	10,590	10,274
[a]8172741.SQ.FTS.B, 5.113%, 3/11/26	12,491	12,172
[a]8174278.SQ.FTS.B, 5.117%, 3/11/26	2,561	2,179
[a]8173985.SQ.FTS.B, 5.408%, 3/11/26	16,427	15,894
[a]8173601.SQ.FTS.B, 5.409%, 3/11/26	14,705	14,174
[a]8173826.SQ.FTS.B, 5.675%, 3/11/26	933	921
[a]8172993.SQ.FTS.B, 6.151%, 3/11/26	13,703	13,175
[a]8173844.SQ.FTS.B, 6.153%, 3/11/26	7,277	7,006
[a]8173171.SQ.FTS.B, 6.325%, 3/11/26	9,583	7,735
[a]8174746.SQ.FTS.B, 6.328%, 3/11/26	26,847	15,876
[a]8172132.SQ.FTS.B, 6.359%, 3/11/26	501	482
[a]8174217.SQ.FTS.B, 6.428%, 3/11/26	3,646	3,470
[a]8171530.SQ.FTS.B, 6.668%, 3/11/26	1,504	1,462
[a]8174417.SQ.FTS.B, 6.674%, 3/11/26	17,621	16,578
[a]8171731.SQ.FTS.B, 6.683%, 3/11/26	2,125	1,794
[a]8177875.SQ.FTS.B, 4.773%, 3/12/26	2,412	2,263
[a]8177438.SQ.FTS.B, 4.775%, 3/12/26	3,903	3,737
[a]8177668.SQ.FTS.B, 4.78%, 3/12/26	4,445	4,226
[a]8178775.SQ.FTS.B, 4.78%, 3/12/26	20,814	19,598
[a]8180647.SQ.FTS.B, 4.78%, 3/12/26	7,270	6,947
[a]8177795.SQ.FTS.B, 4.949%, 3/12/26	2,094	2,014
[a]8178519.SQ.FTS.B, 5.113%, 3/12/26	4,496	4,361
[a]8176759.SQ.FTS.B, 5.114%, 3/12/26	15,455	15,149
[a]8177961.SQ.FTS.B, 5.114%, 3/12/26	4,585	4,254
[a]8178636.SQ.FTS.B, 5.116%, 3/12/26	2,773	2,750
[a]8177634.SQ.FTS.B, 5.624%, 3/12/26	451	433
[a]8179285.SQ.FTS.B, 5.66%, 3/12/26	63,393	61,153
[a]8179202.SQ.FTS.B, 6.142%, 3/12/26	2,184	2,037
[a]8177380.SQ.FTS.B, 6.148%, 3/12/26	2,556	2,462
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8180479.SQ.FTS.B, 6.151%, 3/12/26	$2,195	$2,149
[a]8179049.SQ.FTS.B, 6.422%, 3/12/26	6,075	5,795
[a]8180555.SQ.FTS.B, 6.422%, 3/12/26	2,390	2,317
[a]8178117.SQ.FTS.B, 6.423%, 3/12/26	8,015	7,877
[a]8179259.SQ.FTS.B, 6.541%, 3/12/26	998	955
[a]8178625.SQ.FTS.B, 6.655%, 3/12/26	816	768
[a]8181928.SQ.FTS.B, 4.78%, 3/13/26	16,782	16,188
[a]8181504.SQ.FTS.B, 4.781%, 3/13/26	5,117	4,809
[a]8180856.SQ.FTS.B, 4.784%, 3/13/26	5,656	5,300
[a]8183617.SQ.FTS.B, 4.956%, 3/13/26	1,592	1,533
[a]8181281.SQ.FTS.B, 4.969%, 3/13/26	1,797	1,490
[a]8181331.SQ.FTS.B, 5.111%, 3/13/26	2,915	2,870
[a]8183137.SQ.FTS.B, 5.113%, 3/13/26	4,199	4,056
[a]8180995.SQ.FTS.B, 5.412%, 3/13/26	5,720	5,615
[a]8181653.SQ.FTS.B, 5.635%, 3/13/26	1,065	851
[a]8180973.SQ.FTS.B, 5.66%, 3/13/26	1,005	968
[a]8183735.SQ.FTS.B, 5.66%, 3/13/26	17,126	16,066
[a]8181680.SQ.FTS.B, 5.665%, 3/13/26	5,758	5,261
[a]8184142.SQ.FTS.B, 5.669%, 3/13/26	2,993	2,837
[a]8184218.SQ.FTS.B, 5.672%, 3/13/26	2,688	2,135
[a]8183692.SQ.FTS.B, 5.681%, 3/13/26	844	827
[a]8182398.SQ.FTS.B, 5.911%, 3/13/26	29,249	27,287
[a]8183050.SQ.FTS.B, 5.915%, 3/13/26	4,821	4,672
[a]8184034.SQ.FTS.B, 6.147%, 3/13/26	3,915	3,767
[a]8182847.SQ.FTS.B, 6.326%, 3/13/26	8,669	8,215
[a]8181805.SQ.FTS.B, 6.414%, 3/13/26	4,046	2,749
[a]8182272.SQ.FTS.B, 6.421%, 3/13/26	3,159	3,088
[a]8183460.SQ.FTS.B, 6.421%, 3/13/26	3,007	2,771
[a]8183212.SQ.FTS.B, 6.423%, 3/13/26	11,722	11,164
[a]8182383.SQ.FTS.B, 6.549%, 3/13/26	573	553
[a]8184953.SQ.FTS.B, 4.778%, 3/14/26	10,313	10,015
[a]8184756.SQ.FTS.B, 4.78%, 3/14/26	1,956	1,692
[a]8184774.SQ.FTS.B, 4.781%, 3/14/26	9,952	9,523
[a]8184296.SQ.FTS.B, 5.113%, 3/14/26	18,735	18,272
[a]8184612.SQ.FTS.B, 5.407%, 3/14/26	5,239	4,806
[a]8184697.SQ.FTS.B, 5.637%, 3/14/26	2,932	1,450
[a]8184730.SQ.FTS.B, 5.669%, 3/14/26	1,967	1,933
[a]8184588.SQ.FTS.B, 5.671%, 3/14/26	2,244	2,146
[a]8185118.SQ.FTS.B, 5.908%, 3/14/26	2,706	2,639
[a]8184243.SQ.FTS.B, 6.163%, 3/14/26	1,909	1,849
[a]8184933.SQ.FTS.B, 6.314%, 3/14/26	668	643
[a]8184680.SQ.FTS.B, 6.534%, 3/14/26	824	761
[a]8185468.SQ.FTS.B, 4.78%, 3/15/26	8,344	8,085
[a]8185947.SQ.FTS.B, 4.78%, 3/15/26	6,121	5,878
[a]8185183.SQ.FTS.B, 4.782%, 3/15/26	5,248	4,899
[a]8185260.SQ.FTS.B, 5.108%, 3/15/26	4,419	4,266

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	69

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8185689.SQ.FTS.B, 5.398%, 3/15/26	$2,513	$2,300
[a]8185632.SQ.FTS.B, 5.409%, 3/15/26	4,865	4,620
[a]8185168.SQ.FTS.B, 5.66%, 3/15/26	739	712
[a]8185718.SQ.FTS.B, 5.66%, 3/15/26	12,135	11,869
[a]8185373.SQ.FTS.B, 5.913%, 3/15/26	2,375	2,272
[a]8185584.SQ.FTS.B, 5.916%, 3/15/26	3,949	3,680
[a]8185410.SQ.FTS.B, 6.141%, 3/15/26	1,086	1,067
[a]8185335.SQ.FTS.B, 6.424%, 3/15/26	2,360	2,246
[a]8185435.SQ.FTS.B, 6.559%, 3/15/26	1,416	1,374
[a]8189335.SQ.FTS.B, 4.776%, 3/16/26	6,383	6,053
[a]8186239.SQ.FTS.B, 4.779%, 3/16/26	4,800	4,626
[a]8187727.SQ.FTS.B, 4.779%, 3/16/26	23,003	22,064
[a]8186738.SQ.FTS.B, 4.78%, 3/16/26	5,186	5,074
[a]8188032.SQ.FTS.B, 4.78%, 3/16/26	2,168	2,109
[a]8188899.SQ.FTS.B, 4.78%, 3/16/26	9,044	8,772
[a]8189229.SQ.FTS.B, 4.78%, 3/16/26	5,853	5,591
[a]8188783.SQ.FTS.B, 4.781%, 3/16/26	8,707	8,303
[a]8188088.SQ.FTS.B, 5.108%, 3/16/26	1,843	1,798
[a]8187648.SQ.FTS.B, 5.109%, 3/16/26	3,073	2,991
[a]8186330.SQ.FTS.B, 5.114%, 3/16/26	13,890	13,315
[a]8186312.SQ.FTS.B, 5.115%, 3/16/26	1,275	1,204
[a]8186977.SQ.FTS.B, 5.121%, 3/16/26	515	500
[a]8189859.SQ.FTS.B, 5.405%, 3/16/26	4,291	4,145
[a]8186670.SQ.FTS.B, 5.409%, 3/16/26	2,223	2,141
[a]8188243.SQ.FTS.B, 5.409%, 3/16/26	34,366	32,614
[a]8189424.SQ.FTS.B, 5.412%, 3/16/26	1,363	1,241
[a]8187560.SQ.FTS.B, 5.413%, 3/16/26	6,638	6,224
[a]8189307.SQ.FTS.B, 5.418%, 3/16/26	1,958	1,842
[a]8186587.SQ.FTS.B, 5.67%, 3/16/26	2,472	2,380
[a]8187063.SQ.FTS.B, 6.151%, 3/16/26	32,756	30,937
[a]8189454.SQ.FTS.B, 6.151%, 3/16/26	22,586	21,741
[a]8187708.SQ.FTS.B, 6.334%, 3/16/26	265	261
[a]8188774.SQ.FTS.B, 6.415%, 3/16/26	871	772
[a]8189073.SQ.FTS.B, 6.42%, 3/16/26	17,947	16,824
[a]8189740.SQ.FTS.B, 6.423%, 3/16/26	9,371	8,320
[a]8188117.SQ.FTS.B, 6.425%, 3/16/26	3,253	3,174
[a]8188749.SQ.FTS.B, 6.54%, 3/16/26	1,012	992
[a]8187007.SQ.FTS.B, 6.667%, 3/16/26	1,966	630
[a]8188073.SQ.FTS.B, 6.667%, 3/16/26	418	410
[a]8190088.SQ.FTS.B, 4.778%, 3/17/26	7,060	6,791
[a]8191044.SQ.FTS.B, 4.78%, 3/17/26	9,194	8,830
[a]8192019.SQ.FTS.B, 4.78%, 3/17/26	19,792	19,087
[a]8192345.SQ.FTS.B, 4.78%, 3/17/26	3,907	3,776
[a]8192981.SQ.FTS.B, 5.113%, 3/17/26	8,385	7,966
[a]8193080.SQ.FTS.B, 5.113%, 3/17/26	8,541	8,065
[a]8190897.SQ.FTS.B, 5.118%, 3/17/26	4,176	3,945
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8192405.SQ.FTS.B, 5.409%, 3/17/26	$23,664	$22,817
[a]8190001.SQ.FTS.B, 5.412%, 3/17/26	819	813
[a]8191955.SQ.FTS.B, 5.633%, 3/17/26	2,494	2,295
[a]8190316.SQ.FTS.B, 6.15%, 3/17/26	14,383	13,335
[a]8193202.SQ.FTS.B, 6.151%, 3/17/26	39,596	38,729
[a]8192826.SQ.FTS.B, 6.325%, 3/17/26	6,361	6,041
[a]8191224.SQ.FTS.B, 6.409%, 3/17/26	1,732	1,667
[a]8191242.SQ.FTS.B, 6.422%, 3/17/26	46,809	43,161
[a]8192679.SQ.FTS.B, 6.547%, 3/17/26	21,372	8,636
[a]8192901.SQ.FTS.B, 6.671%, 3/17/26	9,383	8,007
[a]8194783.SQ.FTS.B, 4.779%, 3/18/26	5,994	5,148
[a]8193933.SQ.FTS.B, 4.78%, 3/18/26	27,777	27,053
[a]8194890.SQ.FTS.B, 4.78%, 3/18/26	14,043	13,474
[a]8195317.SQ.FTS.B, 4.78%, 3/18/26	48,734	45,734
[a]8195249.SQ.FTS.B, 4.782%, 3/18/26	5,177	4,971
[a]8195154.SQ.FTS.B, 4.783%, 3/18/26	3,604	3,443
[a]8193578.SQ.FTS.B, 5.66%, 3/18/26	8,083	7,988
[a]8196169.SQ.FTS.B, 5.66%, 3/18/26	37,310	34,901
[a]8196650.SQ.FTS.B, 6.151%, 3/18/26	42,982	41,988
[a]8195112.SQ.FTS.B, 6.322%, 3/18/26	984	933
[a]8195966.SQ.FTS.B, 6.325%, 3/18/26	9,301	9,026
[a]8199477.SQ.FTS.B, 4.769%, 3/19/26	923	894
[a]8200175.SQ.FTS.B, 4.779%, 3/19/26	37,644	35,358
[a]8200147.SQ.FTS.B, 4.78%, 3/19/26	2,843	2,738
[a]8201092.SQ.FTS.B, 4.78%, 3/19/26	6,264	5,874
[a]8201263.SQ.FTS.B, 5.114%, 3/19/26	27,262	26,323
[a]8200901.SQ.FTS.B, 5.409%, 3/19/26	69	69
[a]8200974.SQ.FTS.B, 5.409%, 3/19/26	6,092	5,865
[a]8201922.SQ.FTS.B, 5.409%, 3/19/26	67,293	65,171
[a]8202705.SQ.FTS.B, 5.681%, 3/19/26	1,529	721
[a]8198891.SQ.FTS.B, 5.912%, 3/19/26	20,669	19,622
[a]8201198.SQ.FTS.B, 6.332%, 3/19/26	2,851	2,676
[a]8199489.SQ.FTS.B, 6.421%, 3/19/26	33,603	24,803
[a]8206092.SQ.FTS.B, 4.779%, 3/20/26	11,483	11,012
[a]8204727.SQ.FTS.B, 4.78%, 3/20/26	18,898	18,150
[a]8205684.SQ.FTS.B, 4.78%, 3/20/26	22,764	21,904
[a]8205158.SQ.FTS.B, 4.781%, 3/20/26	20,470	19,849
[a]8203654.SQ.FTS.B, 4.782%, 3/20/26	9,015	8,683
[a]8203394.SQ.FTS.B, 4.783%, 3/20/26	2,216	1,955
[a]8205510.SQ.FTS.B, 5.111%, 3/20/26	8,490	8,261
[a]8204027.SQ.FTS.B, 5.115%, 3/20/26	2,580	2,470
[a]8204172.SQ.FTS.B, 5.408%, 3/20/26	26,845	25,473
[a]8205099.SQ.FTS.B, 5.411%, 3/20/26	2,026	1,997
[a]8202795.SQ.FTS.B, 5.66%, 3/20/26	10,080	9,776
[a]8203626.SQ.FTS.B, 5.66%, 3/20/26	1,056	260
[a]8204049.SQ.FTS.B, 5.9%, 3/20/26	1,333	1,298

70	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8203111.SQ.FTS.B, 6.153%, 3/20/26	$8,453	$8,060
[a]8203587.SQ.FTS.B, 6.334%, 3/20/26	1,352	830
[a]8206079.SQ.FTS.B, 6.436%, 3/20/26	1,164	1,108
[a]8203860.SQ.FTS.B, 6.548%, 3/20/26	8,195	6,960
[a]8204065.SQ.FTS.B, 6.673%, 3/20/26	6,534	6,058
[a]8203460.SQ.FTS.B, 6.675%, 3/20/26	1,061	1,045
[a]8206180.SQ.FTS.B, 4.773%, 3/21/26	4,415	3,910
[a]8206216.SQ.FTS.B, 4.78%, 3/21/26	1,334	1,261
[a]8206876.SQ.FTS.B, 4.786%, 3/21/26	2,228	2,183
[a]8207023.SQ.FTS.B, 4.79%, 3/21/26	1,084	1,041
[a]8206262.SQ.FTS.B, 5.115%, 3/21/26	13,667	13,277
[a]8207041.SQ.FTS.B, 5.409%, 3/21/26	3,831	3,664
[a]8206572.SQ.FTS.B, 5.913%, 3/21/26	11,106	10,839
[a]8207036.SQ.FTS.B, 6.304%, 3/21/26	919	328
[a]8206849.SQ.FTS.B, 6.315%, 3/21/26	2,385	1,465
[a]8206224.SQ.FTS.B, 6.418%, 3/21/26	1,662	1,532
[a]8206444.SQ.FTS.B, 6.423%, 3/21/26	14,263	10,404
[a]8206918.SQ.FTS.B, 6.423%, 3/21/26	10,031	6,818
[a]8206135.SQ.FTS.B, 6.544%, 3/21/26	1,771	1,719
[a]8207711.SQ.FTS.B, 4.775%, 3/22/26	3,706	3,475
[a]8207755.SQ.FTS.B, 4.778%, 3/22/26	6,969	6,654
[a]8207847.SQ.FTS.B, 4.779%, 3/22/26	15,316	14,741
[a]8207205.SQ.FTS.B, 4.78%, 3/22/26	4,975	4,808
[a]8207447.SQ.FTS.B, 4.782%, 3/22/26	4,008	3,846
[a]8207272.SQ.FTS.B, 5.113%, 3/22/26	9,785	9,617
[a]8207155.SQ.FTS.B, 5.116%, 3/22/26	3,784	3,670
[a]8207515.SQ.FTS.B, 5.409%, 3/22/26	15,116	14,568
[a]8207123.SQ.FTS.B, 5.66%, 3/22/26	926	561
[a]8207104.SQ.FTS.B, 6.359%, 3/22/26	930	554
[a]8211024.SQ.FTS.B, 4.78%, 3/23/26	48,321	46,326
[a]8210620.SQ.FTS.B, 4.782%, 3/23/26	8,889	8,555
[a]8210753.SQ.FTS.B, 4.938%, 3/23/26	810	764
[a]8208333.SQ.FTS.B, 5.409%, 3/23/26	708	686
[a]8208627.SQ.FTS.B, 5.637%, 3/23/26	4,091	3,772
[a]8209566.SQ.FTS.B, 5.643%, 3/23/26	611	598
[a]8209528.SQ.FTS.B, 5.676%, 3/23/26	1,428	1,386
[a]8210740.SQ.FTS.B, 6.14%, 3/23/26	612	602
[a]8210772.SQ.FTS.B, 6.15%, 3/23/26	16,365	15,743
[a]8209604.SQ.FTS.B, 6.151%, 3/23/26	48,473	46,932
[a]8210568.SQ.FTS.B, 6.416%, 3/23/26	2,200	2,062
[a]8208444.SQ.FTS.B, 6.42%, 3/23/26	3,676	3,613
[a]8208849.SQ.FTS.B, 6.422%, 3/23/26	12,944	12,660
[a]8210582.SQ.FTS.B, 6.423%, 3/23/26	3,957	3,767
[a]8209310.SQ.FTS.B, 6.428%, 3/23/26	3,913	3,670
[a]8208285.SQ.FTS.B, 6.434%, 3/23/26	412	407
[a]8209378.SQ.FTS.B, 6.551%, 3/23/26	6,293	5,713
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8208293.SQ.FTS.B, 6.67%, 3/23/26	$408	$402
[a]8208304.SQ.FTS.B, 6.68%, 3/23/26	3,194	1,779
[a]8213039.SQ.FTS.B, 4.78%, 3/24/26	21,304	20,608
[a]8212256.SQ.FTS.B, 4.803%, 3/24/26	939	898
[a]8213771.SQ.FTS.B, 5.403%, 3/24/26	3,725	3,563
[a]8213981.SQ.FTS.B, 5.409%, 3/24/26	10,093	9,554
[a]8214128.SQ.FTS.B, 5.621%, 3/24/26	1,340	892
[a]8212978.SQ.FTS.B, 5.635%, 3/24/26	5,040	1,270
[a]8213812.SQ.FTS.B, 5.66%, 3/24/26	10,653	9,771
[a]8211748.SQ.FTS.B, 5.664%, 3/24/26	8,656	7,889
[a]8213488.SQ.FTS.B, 5.679%, 3/24/26	1,176	1,141
[a]8213678.SQ.FTS.B, 6.149%, 3/24/26	2,866	2,728
[a]8212335.SQ.FTS.B, 6.15%, 3/24/26	17,234	16,531
[a]8213456.SQ.FTS.B, 6.169%, 3/24/26	1,005	965
[a]8213640.SQ.FTS.B, 6.317%, 3/24/26	1,647	1,543
[a]8213632.SQ.FTS.B, 6.337%, 3/24/26	327	320
[a]8214167.SQ.FTS.B, 6.421%, 3/24/26	63,936	61,711
[a]8213530.SQ.FTS.B, 6.422%, 3/24/26	5,310	1,981
[a]8212065.SQ.FTS.B, 6.549%, 3/24/26	5,832	5,415
[a]8213434.SQ.FTS.B, 6.552%, 3/24/26	1,253	1,199
[a]8216841.SQ.FTS.B, 4.775%, 3/25/26	3,568	3,428
[a]8216532.SQ.FTS.B, 4.78%, 3/25/26	20,601	19,927
[a]8217082.SQ.FTS.B, 4.78%, 3/25/26	7,261	7,076
[a]8216450.SQ.FTS.B, 4.787%, 3/25/26	2,409	2,344
[a]8216246.SQ.FTS.B, 4.942%, 3/25/26	1,354	306
[a]8216262.SQ.FTS.B, 4.957%, 3/25/26	1,110	1,073
[a]8216890.SQ.FTS.B, 5.112%, 3/25/26	9,952	9,589
[a]8215104.SQ.FTS.B, 5.113%, 3/25/26	17,250	16,949
[a]8217229.SQ.FTS.B, 5.113%, 3/25/26	6,652	6,509
[a]8218194.SQ.FTS.B, 5.113%, 3/25/26	46,997	45,000
[a]8217855.SQ.FTS.B, 5.114%, 3/25/26	33,242	31,352
[a]8215088.SQ.FTS.B, 5.669%, 3/25/26	3,757	3,020
[a]8215744.SQ.FTS.B, 5.913%, 3/25/26	8,282	8,197
[a]8217376.SQ.FTS.B, 5.913%, 3/25/26	13,343	12,867
[a]8215063.SQ.FTS.B, 5.922%, 3/25/26	1,409	1,377
[a]8216283.SQ.FTS.B, 6.145%, 3/25/26	3,174	3,050
[a]8214993.SQ.FTS.B, 6.327%, 3/25/26	497	483
[a]8216368.SQ.FTS.B, 6.542%, 3/25/26	3,017	2,909
[a]8215077.SQ.FTS.B, 6.679%, 3/25/26	1,614	1,520
[a]8222234.SQ.FTS.B, 4.778%, 3/26/26	6,577	6,456
[a]8222865.SQ.FTS.B, 4.778%, 3/26/26	9,383	8,924
[a]8220967.SQ.FTS.B, 4.781%, 3/26/26	32,517	30,704
[a]8222706.SQ.FTS.B, 4.781%, 3/26/26	6,149	5,957
[a]8221982.SQ.FTS.B, 4.782%, 3/26/26	10,979	10,520
[a]8222550.SQ.FTS.B, 4.783%, 3/26/26	7,752	7,235
[a]8220846.SQ.FTS.B, 5.113%, 3/26/26	1,632	1,609

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	71

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8223104.SQ.FTS.B, 5.113%, 3/26/26	$12,437	$12,104
[a]8220732.SQ.FTS.B, 5.114%, 3/26/26	2,354	2,323
[a]8220911.SQ.FTS.B, 5.632%, 3/26/26	1,112	1,072
[a]8220669.SQ.FTS.B, 5.682%, 3/26/26	1,076	1,038
[a]8222505.SQ.FTS.B, 6.138%, 3/26/26	1,057	985
[a]8223574.SQ.FTS.B, 6.152%, 3/26/26	12,908	12,627
[a]8220615.SQ.FTS.B, 6.156%, 3/26/26	2,122	2,022
[a]8224271.SQ.FTS.B, 4.78%, 3/27/26	7,004	6,670
[a]8227363.SQ.FTS.B, 4.781%, 3/27/26	7,067	6,777
[a]8227508.SQ.FTS.B, 4.969%, 3/27/26	1,473	1,255
[a]8227094.SQ.FTS.B, 5.111%, 3/27/26	8,457	8,192
[a]8224458.SQ.FTS.B, 5.113%, 3/27/26	18,832	17,864
[a]8226147.SQ.FTS.B, 5.113%, 3/27/26	9,984	9,471
[a]8227823.SQ.FTS.B, 5.115%, 3/27/26	5,101	4,950
[a]8227685.SQ.FTS.B, 5.116%, 3/27/26	5,729	5,548
[a]8227530.SQ.FTS.B, 5.406%, 3/27/26	4,359	4,233
[a]8225831.SQ.FTS.B, 5.408%, 3/27/26	5,644	5,391
[a]8226263.SQ.FTS.B, 5.409%, 3/27/26	49,812	46,793
[a]8225809.SQ.FTS.B, 5.66%, 3/27/26	784	754
[a]8227980.SQ.FTS.B, 5.667%, 3/27/26	3,727	3,595
[a]8225930.SQ.FTS.B, 5.91%, 3/27/26	1,593	1,553
[a]8227153.SQ.FTS.B, 5.912%, 3/27/26	12,964	12,615
[a]8225989.SQ.FTS.B, 6.149%, 3/27/26	4,957	4,872
[a]8227612.SQ.FTS.B, 6.149%, 3/27/26	7,115	6,823
[a]8226729.SQ.FTS.B, 6.151%, 3/27/26	29,137	27,445
[a]8228023.SQ.FTS.B, 6.153%, 3/27/26	18,288	14,036
[a]8225787.SQ.FTS.B, 6.159%, 3/27/26	1,072	1,052
[a]8224219.SQ.FTS.B, 6.403%, 3/27/26	1,304	1,161
[a]8227445.SQ.FTS.B, 6.545%, 3/27/26	5,009	4,558
[a]8224977.SQ.FTS.B, 6.547%, 3/27/26	10,300	10,164
[a]8230190.SQ.FTS.B, 4.775%, 3/28/26	3,247	3,136
[a]8228364.SQ.FTS.B, 4.948%, 3/28/26	1,643	1,473
[a]8228053.SQ.FTS.B, 5.113%, 3/28/26	23,240	21,598
[a]8228923.SQ.FTS.B, 5.113%, 3/28/26	29,251	28,185
[a]8228878.SQ.FTS.B, 5.633%, 3/28/26	868	801
[a]8228396.SQ.FTS.B, 5.66%, 3/28/26	4,340	4,106
[a]8228891.SQ.FTS.B, 5.68%, 3/28/26	1,282	1,234
[a]8228222.SQ.FTS.B, 5.909%, 3/28/26	3,096	1,394
[a]8228435.SQ.FTS.B, 6.15%, 3/28/26	18,030	17,631
[a]8228243.SQ.FTS.B, 6.152%, 3/28/26	12,709	11,430
[a]8228906.SQ.FTS.B, 6.431%, 3/28/26	733	720
[a]8228385.SQ.FTS.B, 6.432%, 3/28/26	1,324	1,238
[a]8229382.SQ.FTS.B, 4.776%, 3/29/26	5,257	5,074
[a]8229522.SQ.FTS.B, 4.779%, 3/29/26	17,801	17,097
[a]8229430.SQ.FTS.B, 5.41%, 3/29/26	7,361	6,738
[a]8229871.SQ.FTS.B, 5.911%, 3/29/26	8,614	6,739
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8229745.SQ.FTS.B, 6.15%, 3/29/26	$7,043	$6,710
[a]8229319.SQ.FTS.B, 6.423%, 3/29/26	6,669	5,958
[a]8229971.SQ.FTS.B, 6.541%, 3/29/26	1,044	1,010
[a]8234100.SQ.FTS.B, 4.778%, 3/30/26	11,511	10,849
[a]8230840.SQ.FTS.B, 4.779%, 3/30/26	3,389	3,289
[a]8233484.SQ.FTS.B, 4.779%, 3/30/26	5,303	5,218
[a]8231392.SQ.FTS.B, 4.781%, 3/30/26	12,834	12,584
[a]8232479.SQ.FTS.B, 4.783%, 3/30/26	6,273	5,966
[a]8231045.SQ.FTS.B, 4.784%, 3/30/26	1,620	1,541
[a]8232738.SQ.FTS.B, 4.962%, 3/30/26	2,578	2,449
[a]8231625.SQ.FTS.B, 5.113%, 3/30/26	31,668	30,616
[a]8232780.SQ.FTS.B, 5.113%, 3/30/26	52,894	50,971
[a]8230531.SQ.FTS.B, 5.119%, 3/30/26	2,787	2,664
[a]8230464.SQ.FTS.B, 5.409%, 3/30/26	1,551	1,496
[a]8232123.SQ.FTS.B, 5.409%, 3/30/26	7,457	7,213
[a]8233608.SQ.FTS.B, 5.66%, 3/30/26	29,902	29,077
[a]8231177.SQ.FTS.B, 5.664%, 3/30/26	6,732	6,523
[a]8230274.SQ.FTS.B, 5.912%, 3/30/26	1,978	1,885
[a]8230252.SQ.FTS.B, 6.14%, 3/30/26	1,225	1,206
[a]8230758.SQ.FTS.B, 6.149%, 3/30/26	2,660	2,075
[a]8232584.SQ.FTS.B, 6.15%, 3/30/26	9,041	8,661
[a]8234026.SQ.FTS.B, 6.15%, 3/30/26	8,406	7,551
[a]8230296.SQ.FTS.B, 6.424%, 3/30/26	4,651	4,494
[a]8231098.SQ.FTS.B, 6.543%, 3/30/26	2,025	1,987
[a]8230635.SQ.FTS.B, 6.545%, 3/30/26	741	731
[a]8234355.SQ.FTS.B, 6.551%, 3/30/26	1,625	1,379
[a]8230433.SQ.FTS.B, 6.667%, 3/30/26	1,630	1,566
[a]8237171.SQ.FTS.B, 4.779%, 4/01/26	13,688	13,149
[a]8238462.SQ.FTS.B, 4.779%, 4/01/26	8,531	8,197
[a]8236501.SQ.FTS.B, 4.78%, 4/01/26	8,664	8,325
[a]8234388.SQ.FTS.B, 4.782%, 4/01/26	8,257	7,933
[a]8235650.SQ.FTS.B, 4.786%, 4/01/26	2,321	2,226
[a]8237749.SQ.FTS.B, 5.094%, 4/01/26	765	737
[a]8237888.SQ.FTS.B, 5.113%, 4/01/26	23,075	22,249
[a]8238048.SQ.FTS.B, 5.113%, 4/01/26	10,027	8,836
[a]8234721.SQ.FTS.B, 5.122%, 4/01/26	2,733	2,601
[a]8235764.SQ.FTS.B, 5.411%, 4/01/26	1,483	1,425
[a]8237112.SQ.FTS.B, 5.627%, 4/01/26	767	685
[a]8234841.SQ.FTS.B, 5.66%, 4/01/26	12,142	11,718
[a]8235789.SQ.FTS.B, 5.66%, 4/01/26	3,377	3,142
[a]8237122.SQ.FTS.B, 5.66%, 4/01/26	2,066	1,994
[a]8237396.SQ.FTS.B, 5.66%, 4/01/26	22,477	21,671
[a]8238145.SQ.FTS.B, 5.66%, 4/01/26	16,154	15,561
[a]8235982.SQ.FTS.B, 5.912%, 4/01/26	17,229	16,621
[a]8236723.SQ.FTS.B, 5.913%, 4/01/26	37,923	22,430
[a]8237862.SQ.FTS.B, 6.149%, 4/01/26	4,175	3,367

72	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8235952.SQ.FTS.B, 6.152%, 4/01/26	$1,047	$993
[a]8234739.SQ.FTS.B, 6.153%, 4/01/26	4,394	4,230
[a]8235141.SQ.FTS.B, 6.154%, 4/01/26	4,635	4,501
[a]8236655.SQ.FTS.B, 6.326%, 4/01/26	2,793	2,713
[a]8237347.SQ.FTS.B, 6.41%, 4/01/26	1,837	1,765
[a]8238556.SQ.FTS.B, 6.417%, 4/01/26	4,943	4,700
[a]8235274.SQ.FTS.B, 6.422%, 4/01/26	15,010	14,427
[a]8236625.SQ.FTS.B, 6.424%, 4/01/26	4,204	3,244
[a]8236471.SQ.FTS.B, 6.667%, 4/01/26	1,900	704
[a]8236423.SQ.FTS.B, 6.672%, 4/01/26	3,487	2,375
[a]8237062.SQ.FTS.B, 6.677%, 4/01/26	3,433	3,312
[a]8235883.SQ.FTS.B, 6.678%, 4/01/26	3,541	2,413
[a]8239466.SQ.FTS.B, 4.772%, 4/02/26	3,064	2,791
[a]8240106.SQ.FTS.B, 4.779%, 4/02/26	10,371	9,884
[a]8241254.SQ.FTS.B, 4.779%, 4/02/26	9,608	9,130
[a]8238722.SQ.FTS.B, 4.78%, 4/02/26	35,777	34,103
[a]8242111.SQ.FTS.B, 4.78%, 4/02/26	15,617	14,938
[a]8242332.SQ.FTS.B, 4.78%, 4/02/26	6,533	6,266
[a]8240661.SQ.FTS.B, 4.781%, 4/02/26	17,834	17,056
[a]8240219.SQ.FTS.B, 4.783%, 4/02/26	3,061	2,941
[a]8240246.SQ.FTS.B, 4.793%, 4/02/26	1,524	1,461
[a]8241404.SQ.FTS.B, 5.112%, 4/02/26	16,964	16,356
[a]8240825.SQ.FTS.B, 5.113%, 4/02/26	43,586	41,576
[a]8239630.SQ.FTS.B, 5.114%, 4/02/26	24,768	23,714
[a]8241643.SQ.FTS.B, 5.119%, 4/02/26	4,603	4,418
[a]8240431.SQ.FTS.B, 5.408%, 4/02/26	24,887	23,779
[a]8241770.SQ.FTS.B, 5.409%, 4/02/26	23,985	23,031
[a]8242388.SQ.FTS.B, 5.409%, 4/02/26	2,149	2,065
[a]8241688.SQ.FTS.B, 5.412%, 4/02/26	4,967	4,771
[a]8242280.SQ.FTS.B, 5.414%, 4/02/26	5,438	4,559
[a]8241397.SQ.FTS.B, 5.418%, 4/02/26	983	944
[a]8240279.SQ.FTS.B, 5.674%, 4/02/26	2,152	2,002
[a]8241625.SQ.FTS.B, 6.129%, 4/02/26	1,448	1,169
[a]8240318.SQ.FTS.B, 6.151%, 4/02/26	8,727	8,393
[a]8242021.SQ.FTS.B, 6.155%, 4/02/26	3,007	2,869
[a]8241579.SQ.FTS.B, 6.326%, 4/02/26	3,493	3,313
[a]8239279.SQ.FTS.B, 6.416%, 4/02/26	1,854	1,749
[a]8241177.SQ.FTS.B, 6.524%, 4/02/26	495	481
[a]8241732.SQ.FTS.B, 6.543%, 4/02/26	4,541	4,354
[a]8241185.SQ.FTS.B, 6.545%, 4/02/26	4,052	3,774
[a]8242305.SQ.FTS.B, 6.547%, 4/02/26	3,354	3,081
[a]8240252.SQ.FTS.B, 6.55%, 4/02/26	5,473	2,675
[a]8245627.SQ.FTS.B, 4.776%, 4/03/26	6,389	6,107
[a]8246623.SQ.FTS.B, 4.78%, 4/03/26	28,280	26,864
[a]8245300.SQ.FTS.B, 4.781%, 4/03/26	12,990	12,491
[a]8248433.SQ.FTS.B, 4.781%, 4/03/26	11,388	10,849
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8248415.SQ.FTS.B, 4.787%, 4/03/26	$2,781	$2,670
[a]8245816.SQ.FTS.B, 4.941%, 4/03/26	1,341	1,171
[a]8248538.SQ.FTS.B, 4.956%, 4/03/26	38,486	36,221
[a]8245913.SQ.FTS.B, 5.114%, 4/03/26	20,376	19,673
[a]8247785.SQ.FTS.B, 5.409%, 4/03/26	54,117	45,403
[a]8244939.SQ.FTS.B, 5.66%, 4/03/26	15,806	15,009
[a]8247061.SQ.FTS.B, 5.66%, 4/03/26	56,582	54,341
[a]8244811.SQ.FTS.B, 6.417%, 4/03/26	4,295	4,010
[a]8248121.SQ.FTS.B, 6.422%, 4/03/26	48,643	37,653
[a]8246602.SQ.FTS.B, 6.66%, 4/03/26	1,211	1,168
[a]8250595.SQ.FTS.B, 4.776%, 4/04/26	6,317	6,017
[a]8250683.SQ.FTS.B, 4.78%, 4/04/26	40,273	38,682
[a]8250265.SQ.FTS.B, 4.958%, 4/04/26	9,098	8,639
[a]8250189.SQ.FTS.B, 5.112%, 4/04/26	2,392	2,309
[a]8251921.SQ.FTS.B, 5.113%, 4/04/26	26,947	25,641
[a]8252443.SQ.FTS.B, 5.405%, 4/04/26	2,717	2,278
[a]8249053.SQ.FTS.B, 5.409%, 4/04/26	33,671	31,837
[a]8249817.SQ.FTS.B, 5.409%, 4/04/26	16,077	15,205
[a]8251465.SQ.FTS.B, 5.409%, 4/04/26	4,567	4,317
[a]8249720.SQ.FTS.B, 5.414%, 4/04/26	3,430	3,275
[a]8251246.SQ.FTS.B, 5.618%, 4/04/26	717	455
[a]8250442.SQ.FTS.B, 5.636%, 4/04/26	13,302	12,503
[a]8252076.SQ.FTS.B, 5.66%, 4/04/26	32,427	31,138
[a]8251890.SQ.FTS.B, 5.91%, 4/04/26	2,369	2,283
[a]8252491.SQ.FTS.B, 5.911%, 4/04/26	56,439	46,634
[a]8248924.SQ.FTS.B, 6.145%, 4/04/26	3,677	2,970
[a]8251529.SQ.FTS.B, 6.152%, 4/04/26	29,174	23,559
[a]8250257.SQ.FTS.B, 6.317%, 4/04/26	1,219	1,158
[a]8251263.SQ.FTS.B, 6.424%, 4/04/26	9,934	9,512
[a]8251430.SQ.FTS.B, 6.667%, 4/04/26	2,605	2,398
[a]8250125.SQ.FTS.B, 6.678%, 4/04/26	3,130	2,745
[a]8252562.SQ.FTS.B, 5.111%, 4/05/26	8,562	8,212
[a]8253423.SQ.FTS.B, 5.115%, 4/05/26	11,904	11,349
[a]8253263.SQ.FTS.B, 5.407%, 4/05/26	6,764	6,492
[a]8252718.SQ.FTS.B, 5.913%, 4/05/26	1,034	997
[a]8253008.SQ.FTS.B, 6.151%, 4/05/26	19,672	18,821
[a]8253379.SQ.FTS.B, 6.322%, 4/05/26	2,844	2,741
[a]8253355.SQ.FTS.B, 6.417%, 4/05/26	2,058	1,969
[a]8252743.SQ.FTS.B, 6.422%, 4/05/26	25,062	23,790
[a]8252661.SQ.FTS.B, 6.551%, 4/05/26	4,931	4,719
[a]8253201.SQ.FTS.B, 6.671%, 4/05/26	4,258	4,016
[a]8253678.SQ.FTS.B, 4.776%, 4/06/26	5,943	5,694
[a]8253781.SQ.FTS.B, 4.779%, 4/06/26	20,299	19,478
[a]8253745.SQ.FTS.B, 4.78%, 4/06/26	2,830	2,719
[a]8254231.SQ.FTS.B, 4.781%, 4/06/26	12,306	11,722
[a]8254361.SQ.FTS.B, 4.952%, 4/06/26	4,238	3,360

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	73

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8254417.SQ.FTS.B, 5.114%, 4/06/26	$18,880	$18,077
[a]8254173.SQ.FTS.B, 5.91%, 4/06/26	4,849	4,665
[a]8253973.SQ.FTS.B, 5.911%, 4/06/26	18,802	18,030
[a]8253558.SQ.FTS.B, 6.671%, 4/06/26	11,614	10,698
[a]8255333.SQ.FTS.B, 4.773%, 4/07/26	3,503	3,347
[a]8255594.SQ.FTS.B, 4.78%, 4/07/26	10,220	9,807
[a]8256375.SQ.FTS.B, 4.78%, 4/07/26	4,152	3,991
[a]8257462.SQ.FTS.B, 4.78%, 4/07/26	3,484	3,343
[a]8257567.SQ.FTS.B, 4.782%, 4/07/26	3,066	2,795
[a]8258230.SQ.FTS.B, 4.783%, 4/07/26	7,717	7,393
[a]8257493.SQ.FTS.B, 4.955%, 4/07/26	7,987	4,616
[a]8257688.SQ.FTS.B, 4.955%, 4/07/26	15,475	14,879
[a]8257447.SQ.FTS.B, 4.96%, 4/07/26	2,634	1,522
[a]8256474.SQ.FTS.B, 5.113%, 4/07/26	26,210	25,088
[a]8258468.SQ.FTS.B, 5.4%, 4/07/26	1,815	1,744
[a]8255972.SQ.FTS.B, 5.409%, 4/07/26	23,189	22,280
[a]8257364.SQ.FTS.B, 5.409%, 4/07/26	7,441	7,164
[a]8256829.SQ.FTS.B, 5.66%, 4/07/26	2,315	2,231
[a]8257317.SQ.FTS.B, 5.66%, 4/07/26	3,729	3,592
[a]8258492.SQ.FTS.B, 5.912%, 4/07/26	6,286	5,221
[a]8255816.SQ.FTS.B, 5.913%, 4/07/26	8,638	8,285
[a]8255434.SQ.FTS.B, 6.147%, 4/07/26	5,414	4,393
[a]8255179.SQ.FTS.B, 6.324%, 4/07/26	5,937	5,372
[a]8257962.SQ.FTS.B, 6.326%, 4/07/26	23,650	21,903
[a]8256870.SQ.FTS.B, 6.328%, 4/07/26	27,012	25,782
[a]8255944.SQ.FTS.B, 6.339%, 4/07/26	1,540	1,393
[a]8256454.SQ.FTS.B, 6.339%, 4/07/26	932	907
[a]8255076.SQ.FTS.B, 6.409%, 4/07/26	814	779
[a]8255903.SQ.FTS.B, 6.418%, 4/07/26	3,416	3,191
[a]8258319.SQ.FTS.B, 6.548%, 4/07/26	8,311	7,315
[a]8255099.SQ.FTS.B, 6.667%, 4/07/26	1,626	1,583
[a]8259624.SQ.FTS.B, 4.777%, 4/08/26	9,290	8,874
[a]8260139.SQ.FTS.B, 4.777%, 4/08/26	7,573	7,275
[a]8260298.SQ.FTS.B, 4.779%, 4/08/26	11,935	11,448
[a]8260785.SQ.FTS.B, 4.779%, 4/08/26	8,713	8,298
[a]8261371.SQ.FTS.B, 4.779%, 4/08/26	26,399	25,073
[a]8259886.SQ.FTS.B, 4.78%, 4/08/26	18,739	17,846
[a]8260411.SQ.FTS.B, 4.78%, 4/08/26	4,349	4,174
[a]8260461.SQ.FTS.B, 4.78%, 4/08/26	31,222	29,908
[a]8261894.SQ.FTS.B, 4.78%, 4/08/26	2,154	2,067
[a]8261920.SQ.FTS.B, 4.78%, 4/08/26	14,092	13,517
[a]8262051.SQ.FTS.B, 4.78%, 4/08/26	1,579	1,510
[a]8258644.SQ.FTS.B, 4.781%, 4/08/26	17,711	16,992
[a]8260932.SQ.FTS.B, 4.781%, 4/08/26	8,198	7,831
[a]8260737.SQ.FTS.B, 4.782%, 4/08/26	5,756	5,523
[a]8260405.SQ.FTS.B, 4.794%, 4/08/26	1,760	1,689
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8259484.SQ.FTS.B, 4.822%, 4/08/26	$564	$536
[a]8261238.SQ.FTS.B, 4.955%, 4/08/26	9,976	9,464
[a]8260718.SQ.FTS.B, 4.958%, 4/08/26	1,643	1,580
[a]8260726.SQ.FTS.B, 4.967%, 4/08/26	803	773
[a]8259775.SQ.FTS.B, 5.115%, 4/08/26	2,871	2,703
[a]8260233.SQ.FTS.B, 5.118%, 4/08/26	4,616	4,426
[a]8259107.SQ.FTS.B, 5.407%, 4/08/26	10,089	9,654
[a]8259832.SQ.FTS.B, 5.407%, 4/08/26	3,926	3,708
[a]8259353.SQ.FTS.B, 5.66%, 4/08/26	6,123	2,796
[a]8260447.SQ.FTS.B, 5.66%, 4/08/26	1,380	393
[a]8262062.SQ.FTS.B, 5.66%, 4/08/26	48,362	46,438
[a]8261123.SQ.FTS.B, 5.91%, 4/08/26	10,893	10,477
[a]8261047.SQ.FTS.B, 5.912%, 4/08/26	8,100	7,689
[a]8258583.SQ.FTS.B, 5.918%, 4/08/26	2,714	2,602
[a]8258564.SQ.FTS.B, 6.142%, 4/08/26	803	771
[a]8261031.SQ.FTS.B, 6.155%, 4/08/26	1,351	1,306
[a]8261003.SQ.FTS.B, 6.329%, 4/08/26	1,273	1,226
[a]8260871.SQ.FTS.B, 6.331%, 4/08/26	4,223	4,013
[a]8261744.SQ.FTS.B, 6.421%, 4/08/26	7,928	6,196
[a]8261682.SQ.FTS.B, 6.423%, 4/08/26	3,329	3,200
[a]8261868.SQ.FTS.B, 6.526%, 4/08/26	9	9
[a]8261355.SQ.FTS.B, 6.656%, 4/08/26	768	747
[a]8263195.SQ.FTS.B, 4.78%, 4/09/26	10,748	10,330
[a]8263637.SQ.FTS.B, 4.78%, 4/09/26	856	825
[a]8263756.SQ.FTS.B, 4.784%, 4/09/26	2,302	2,211
[a]8263428.SQ.FTS.B, 4.958%, 4/09/26	2,216	1,294
[a]8262320.SQ.FTS.B, 4.96%, 4/09/26	2,634	2,534
[a]8263643.SQ.FTS.B, 5.407%, 4/09/26	5,579	5,378
[a]8263799.SQ.FTS.B, 5.409%, 4/09/26	13,798	13,179
[a]8263106.SQ.FTS.B, 5.415%, 4/09/26	1,526	1,286
[a]8263479.SQ.FTS.B, 5.632%, 4/09/26	5,031	3,503
[a]8264256.SQ.FTS.B, 5.66%, 4/09/26	11,191	10,813
[a]8262125.SQ.FTS.B, 5.664%, 4/09/26	5,699	5,488
[a]8264190.SQ.FTS.B, 5.667%, 4/09/26	3,633	3,487
[a]8262455.SQ.FTS.B, 5.677%, 4/09/26	1,428	1,373
[a]8264502.SQ.FTS.B, 5.909%, 4/09/26	4,850	4,044
[a]8262472.SQ.FTS.B, 5.912%, 4/09/26	23,899	19,935
[a]8264564.SQ.FTS.B, 6.151%, 4/09/26	23,755	22,966
[a]8265251.SQ.FTS.B, 6.151%, 4/09/26	18,022	16,933
[a]8265396.SQ.FTS.B, 6.151%, 4/09/26	17,704	17,111
[a]8265088.SQ.FTS.B, 6.153%, 4/09/26	10,575	9,757
[a]8263139.SQ.FTS.B, 6.337%, 4/09/26	2,489	1,694
[a]8262409.SQ.FTS.B, 6.426%, 4/09/26	3,527	3,391
[a]8264087.SQ.FTS.B, 6.428%, 4/09/26	3,923	3,754
[a]8263454.SQ.FTS.B, 6.575%, 4/09/26	1,105	807
[a]8264063.SQ.FTS.B, 6.657%, 4/09/26	1,189	1,130

74	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8263552.SQ.FTS.B, 6.675%, 4/09/26	$6,005	$5,733
[a]8269964.SQ.FTS.B, 4.777%, 4/10/26	6,930	6,656
[a]8269750.SQ.FTS.B, 4.779%, 4/10/26	11,411	10,892
[a]8271359.SQ.FTS.B, 4.779%, 4/10/26	30,042	28,795
[a]8270720.SQ.FTS.B, 4.78%, 4/10/26	1,717	1,646
[a]8271142.SQ.FTS.B, 4.78%, 4/10/26	11,775	11,311
[a]8272637.SQ.FTS.B, 4.953%, 4/10/26	2,099	1,906
[a]8271050.SQ.FTS.B, 4.957%, 4/10/26	2,117	1,239
[a]8270716.SQ.FTS.B, 4.993%, 4/10/26	570	455
[a]8270172.SQ.FTS.B, 5.11%, 4/10/26	7,092	6,782
[a]8270836.SQ.FTS.B, 5.111%, 4/10/26	9,728	9,303
[a]8271768.SQ.FTS.B, 5.113%, 4/10/26	52,165	49,983
[a]8270149.SQ.FTS.B, 5.418%, 4/10/26	1,528	1,470
[a]8271075.SQ.FTS.B, 6.145%, 4/10/26	2,755	2,243
[a]8269689.SQ.FTS.B, 6.148%, 4/10/26	1,729	1,678
[a]8272667.SQ.FTS.B, 6.151%, 4/10/26	23,863	22,757
[a]8272965.SQ.FTS.B, 6.151%, 4/10/26	53,796	43,807
[a]8270407.SQ.FTS.B, 6.42%, 4/10/26	10,638	9,934
[a]8269644.SQ.FTS.B, 6.542%, 4/10/26	2,332	2,197
[a]8270794.SQ.FTS.B, 6.679%, 4/10/26	1,347	1,298
[a]8276397.SQ.FTS.B, 4.779%, 4/11/26	10,223	9,799
[a]8274487.SQ.FTS.B, 4.78%, 4/11/26	1,254	1,205
[a]8275109.SQ.FTS.B, 4.78%, 4/11/26	5,258	5,042
[a]8275291.SQ.FTS.B, 4.78%, 4/11/26	6,991	6,652
[a]8276561.SQ.FTS.B, 4.78%, 4/11/26	11,707	11,253
[a]8276835.SQ.FTS.B, 4.78%, 4/11/26	3,610	3,454
[a]8276864.SQ.FTS.B, 5.113%, 4/11/26	77,357	73,684
[a]8275387.SQ.FTS.B, 5.118%, 4/11/26	1,827	1,760
[a]8274997.SQ.FTS.B, 5.408%, 4/11/26	3,802	3,647
[a]8275734.SQ.FTS.B, 5.409%, 4/11/26	39,350	37,531
[a]8276296.SQ.FTS.B, 5.411%, 4/11/26	12,173	10,231
[a]8275477.SQ.FTS.B, 5.634%, 4/11/26	5,368	5,165
[a]8274578.SQ.FTS.B, 5.66%, 4/11/26	10,023	9,410
[a]8275429.SQ.FTS.B, 5.906%, 4/11/26	2,044	1,965
[a]8273886.SQ.FTS.B, 5.912%, 4/11/26	3,878	3,729
[a]8276707.SQ.FTS.B, 5.912%, 4/11/26	11,206	10,723
[a]8274219.SQ.FTS.B, 6.132%, 4/11/26	883	847
[a]8276826.SQ.FTS.B, 6.143%, 4/11/26	2,345	2,241
[a]8275066.SQ.FTS.B, 6.15%, 4/11/26	2,149	2,034
[a]8276131.SQ.FTS.B, 6.15%, 4/11/26	2,101	1,989
[a]8273727.SQ.FTS.B, 6.151%, 4/11/26	5,955	5,691
[a]8276175.SQ.FTS.B, 6.154%, 4/11/26	3,043	2,901
[a]8276554.SQ.FTS.B, 6.161%, 4/11/26	1,280	1,223
[a]8274783.SQ.FTS.B, 6.325%, 4/11/26	8,145	7,638
[a]8273963.SQ.FTS.B, 6.329%, 4/11/26	7,774	7,481
[a]8276676.SQ.FTS.B, 6.33%, 4/11/26	2,398	2,288
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8275038.SQ.FTS.B, 6.404%, 4/11/26	$1,394	$1,315
[a]8275237.SQ.FTS.B, 6.414%, 4/11/26	1,676	1,581
[a]8274508.SQ.FTS.B, 6.419%, 4/11/26	2,323	2,237
[a]8274254.SQ.FTS.B, 6.422%, 4/11/26	7,426	7,043
[a]8276217.SQ.FTS.B, 6.546%, 4/11/26	8,372	7,940
[a]8273624.SQ.FTS.B, 6.548%, 4/11/26	2,581	1,897
[a]8275601.SQ.FTS.B, 6.549%, 4/11/26	12,661	11,892
[a]8278066.SQ.FTS.B, 4.774%, 4/12/26	3,884	3,721
[a]8278330.SQ.FTS.B, 4.776%, 4/12/26	2,782	2,668
[a]8277873.SQ.FTS.B, 4.778%, 4/12/26	11,392	10,870
[a]8277642.SQ.FTS.B, 4.782%, 4/12/26	6,808	6,512
[a]8277587.SQ.FTS.B, 4.783%, 4/12/26	6,591	6,314
[a]8277816.SQ.FTS.B, 4.783%, 4/12/26	8,262	7,840
[a]8277999.SQ.FTS.B, 5.109%, 4/12/26	6,038	5,795
[a]8278291.SQ.FTS.B, 5.66%, 4/12/26	3,396	3,218
[a]8277735.SQ.FTS.B, 5.665%, 4/12/26	5,560	5,332
[a]8278265.SQ.FTS.B, 5.905%, 4/12/26	2,962	2,784
[a]8277454.SQ.FTS.B, 6.14%, 4/12/26	752	729
[a]8277790.SQ.FTS.B, 6.142%, 4/12/26	2,017	1,927
[a]8277479.SQ.FTS.B, 6.415%, 4/12/26	3,889	3,535
[a]8278109.SQ.FTS.B, 6.419%, 4/12/26	5,729	4,495
[a]8278157.SQ.FTS.B, 6.421%, 4/12/26	8,330	7,958
[a]8277714.SQ.FTS.B, 6.539%, 4/12/26	849	805
[a]8277462.SQ.FTS.B, 6.545%, 4/12/26	1,511	1,453
[a]8277727.SQ.FTS.B, 6.641%, 4/12/26	623	594
[a]8278984.SQ.FTS.B, 4.777%, 4/13/26	4,724	4,518
[a]8278632.SQ.FTS.B, 4.78%, 4/13/26	7,360	7,021
[a]8278790.SQ.FTS.B, 4.78%, 4/13/26	17,111	16,277
[a]8278947.SQ.FTS.B, 4.78%, 4/13/26	4,001	3,835
[a]8278363.SQ.FTS.B, 4.785%, 4/13/26	4,737	4,531
[a]8279142.SQ.FTS.B, 5.114%, 4/13/26	22,812	21,849
[a]8278424.SQ.FTS.B, 5.408%, 4/13/26	13,352	11,299
[a]8278415.SQ.FTS.B, 5.613%, 4/13/26	735	707
[a]8278731.SQ.FTS.B, 5.66%, 4/13/26	3,885	3,736
[a]8279032.SQ.FTS.B, 6.149%, 4/13/26	5,474	5,137
[a]8279088.SQ.FTS.B, 6.15%, 4/13/26	4,196	3,999
[a]8278614.SQ.FTS.B, 6.335%, 4/13/26	1,075	1,047
[a]8278530.SQ.FTS.B, 6.675%, 4/13/26	6,612	6,200
[a]8280031.SQ.FTS.B, 4.781%, 4/14/26	24,630	23,558
[a]8279894.SQ.FTS.B, 5.108%, 4/14/26	2,646	2,539
[a]8280731.SQ.FTS.B, 5.408%, 4/14/26	9,887	9,523
[a]8280294.SQ.FTS.B, 5.624%, 4/14/26	1,199	1,139
[a]8279846.SQ.FTS.B, 5.629%, 4/14/26	2,325	2,237
[a]8279455.SQ.FTS.B, 5.634%, 4/14/26	852	809
[a]8279460.SQ.FTS.B, 5.639%, 4/14/26	899	865
[a]8280241.SQ.FTS.B, 5.664%, 4/14/26	7,759	7,207

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	75

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8280608.SQ.FTS.B, 5.921%, 4/14/26	$1,637	$1,587
[a]8279423.SQ.FTS.B, 6.14%, 4/14/26	2,407	2,277
[a]8279793.SQ.FTS.B, 6.141%, 4/14/26	1,925	1,866
[a]8279597.SQ.FTS.B, 6.151%, 4/14/26	23,281	19,005
[a]8280382.SQ.FTS.B, 6.151%, 4/14/26	24,165	23,330
[a]8280358.SQ.FTS.B, 6.152%, 4/14/26	3,139	3,030
[a]8280308.SQ.FTS.B, 6.155%, 4/14/26	7,492	3,811
[a]8279817.SQ.FTS.B, 6.159%, 4/14/26	2,529	2,416
[a]8280352.SQ.FTS.B, 6.168%, 4/14/26	1,300	1,239
[a]8279451.SQ.FTS.B, 6.305%, 4/14/26	634	587
[a]8280232.SQ.FTS.B, 6.328%, 4/14/26	388	378
[a]8280623.SQ.FTS.B, 6.328%, 4/14/26	16,329	15,120
[a]8279403.SQ.FTS.B, 6.331%, 4/14/26	2,418	1,660
[a]8280007.SQ.FTS.B, 6.417%, 4/14/26	2,463	2,371
[a]8279914.SQ.FTS.B, 6.42%, 4/14/26	13,783	12,541
[a]8279479.SQ.FTS.B, 6.424%, 4/14/26	8,096	6,373
[a]8279549.SQ.FTS.B, 6.425%, 4/14/26	3,850	3,630
[a]8281101.SQ.FTS.B, 4.78%, 4/15/26	15,685	14,963
[a]8282208.SQ.FTS.B, 4.78%, 4/15/26	5,276	5,051
[a]8282400.SQ.FTS.B, 4.78%, 4/15/26	2,484	2,388
[a]8283289.SQ.FTS.B, 4.78%, 4/15/26	15,868	15,053
[a]8283435.SQ.FTS.B, 4.78%, 4/15/26	11,399	10,948
[a]8282181.SQ.FTS.B, 4.782%, 4/15/26	3,042	2,920
[a]8283009.SQ.FTS.B, 4.965%, 4/15/26	663	639
[a]8284440.SQ.FTS.B, 5.114%, 4/15/26	41,081	39,216
[a]8283650.SQ.FTS.B, 5.117%, 4/15/26	7,681	7,356
[a]8281387.SQ.FTS.B, 5.409%, 4/15/26	12,960	12,358
[a]8284872.SQ.FTS.B, 5.409%, 4/15/26	10,946	10,354
[a]8282937.SQ.FTS.B, 5.629%, 4/15/26	2,749	2,610
[a]8283015.SQ.FTS.B, 5.66%, 4/15/26	12,132	11,391
[a]8284415.SQ.FTS.B, 5.922%, 4/15/26	1,204	1,014
[a]8282315.SQ.FTS.B, 6.149%, 4/15/26	5,536	4,526
[a]8282366.SQ.FTS.B, 6.15%, 4/15/26	1,619	1,532
[a]8283745.SQ.FTS.B, 6.15%, 4/15/26	35,789	34,192
[a]8281351.SQ.FTS.B, 6.344%, 4/15/26	473	458
[a]8281096.SQ.FTS.B, 6.415%, 4/15/26	962	875
[a]8284151.SQ.FTS.B, 6.422%, 4/15/26	22,536	21,397
[a]8282443.SQ.FTS.B, 6.547%, 4/15/26	32,751	30,891
[a]8283568.SQ.FTS.B, 6.55%, 4/15/26	4,007	3,812
[a]8282998.SQ.FTS.B, 6.653%, 4/15/26	989	929
[a]8281739.SQ.FTS.B, 6.67%, 4/15/26	7,912	7,552
[a]8288271.SQ.FTS.B, 4.779%, 4/16/26	11,554	11,019
[a]8284925.SQ.FTS.B, 4.78%, 4/16/26	7,593	7,225
[a]8286793.SQ.FTS.B, 4.78%, 4/16/26	89,184	85,443
[a]8288454.SQ.FTS.B, 4.78%, 4/16/26	45,547	43,582
[a]8285337.SQ.FTS.B, 4.786%, 4/16/26	1,537	1,476
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8286633.SQ.FTS.B, 4.949%, 4/16/26	$3,434	$2,770
[a]8286659.SQ.FTS.B, 4.957%, 4/16/26	8,186	4,917
[a]8286725.SQ.FTS.B, 5.111%, 4/16/26	5,526	5,281
[a]8286613.SQ.FTS.B, 5.119%, 4/16/26	2,213	1,965
[a]8285348.SQ.FTS.B, 5.409%, 4/16/26	20,621	19,847
[a]8286393.SQ.FTS.B, 5.409%, 4/16/26	21,070	12,572
[a]8287706.SQ.FTS.B, 5.409%, 4/16/26	44,021	42,297
[a]8285213.SQ.FTS.B, 5.633%, 4/16/26	8,839	5,863
[a]8285821.SQ.FTS.B, 5.66%, 4/16/26	8,646	8,291
[a]8287679.SQ.FTS.B, 5.671%, 4/16/26	2,521	2,392
[a]8286776.SQ.FTS.B, 5.676%, 4/16/26	1,602	1,539
[a]8285029.SQ.FTS.B, 5.902%, 4/16/26	1,443	1,252
[a]8286038.SQ.FTS.B, 6.145%, 4/16/26	4,011	3,793
[a]8285037.SQ.FTS.B, 6.15%, 4/16/26	10,593	10,225
[a]8286113.SQ.FTS.B, 6.15%, 4/16/26	17,170	16,241
[a]8288361.SQ.FTS.B, 6.327%, 4/16/26	9,593	8,872
[a]8287673.SQ.FTS.B, 6.421%, 4/16/26	1,218	1,108
[a]8292753.SQ.FTS.B, 4.778%, 4/17/26	4,155	3,939
[a]8291469.SQ.FTS.B, 4.779%, 4/17/26	9,077	8,691
[a]8293850.SQ.FTS.B, 4.779%, 4/17/26	2,200	2,102
[a]8293871.SQ.FTS.B, 4.779%, 4/17/26	27,771	25,356
[a]8290938.SQ.FTS.B, 4.78%, 4/17/26	7,729	7,414
[a]8292550.SQ.FTS.B, 4.78%, 4/17/26	9,780	9,330
[a]8293173.SQ.FTS.B, 4.78%, 4/17/26	47,748	45,730
[a]8294324.SQ.FTS.B, 4.78%, 4/17/26	49,670	47,560
[a]8291150.SQ.FTS.B, 4.781%, 4/17/26	4,099	3,918
[a]8292280.SQ.FTS.B, 4.781%, 4/17/26	14,242	13,641
[a]8291880.SQ.FTS.B, 5.113%, 4/17/26	15,034	14,397
[a]8293129.SQ.FTS.B, 5.113%, 4/17/26	2,737	2,621
[a]8292849.SQ.FTS.B, 5.407%, 4/17/26	17,123	15,859
[a]8294237.SQ.FTS.B, 5.646%, 4/17/26	1,396	1,331
[a]8292991.SQ.FTS.B, 5.664%, 4/17/26	7,524	7,212
[a]8291099.SQ.FTS.B, 5.668%, 4/17/26	3,765	3,565
[a]8294271.SQ.FTS.B, 5.918%, 4/17/26	2,109	2,030
[a]8294257.SQ.FTS.B, 6.137%, 4/17/26	1,205	1,168
[a]8291703.SQ.FTS.B, 6.16%, 4/17/26	3,210	2,956
[a]8294304.SQ.FTS.B, 6.164%, 4/17/26	1,231	1,194
[a]8294957.SQ.FTS.B, 6.316%, 4/17/26	2,569	1,052
[a]8290884.SQ.FTS.B, 6.343%, 4/17/26	1,467	1,377
[a]8293144.SQ.FTS.B, 6.415%, 4/17/26	3,820	3,022
[a]8292229.SQ.FTS.B, 6.42%, 4/17/26	2,421	2,310
[a]8291278.SQ.FTS.B, 6.421%, 4/17/26	1,142	1,094
[a]8293096.SQ.FTS.B, 6.547%, 4/17/26	4,302	3,816
[a]8294210.SQ.FTS.B, 6.682%, 4/17/26	1,857	1,762
[a]8298273.SQ.FTS.B, 4.775%, 4/18/26	2,551	2,432
[a]8295160.SQ.FTS.B, 4.778%, 4/18/26	8,723	8,267

76	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8295387.SQ.FTS.B, 4.78%, 4/18/26	$11,805	$11,305
[a]8296644.SQ.FTS.B, 4.78%, 4/18/26	4,835	4,624
[a]8297551.SQ.FTS.B, 4.78%, 4/18/26	7,350	6,970
[a]8296243.SQ.FTS.B, 4.782%, 4/18/26	11,834	11,351
[a]8298354.SQ.FTS.B, 4.961%, 4/18/26	4,157	3,682
[a]8297542.SQ.FTS.B, 4.977%, 4/18/26	297	288
[a]8296686.SQ.FTS.B, 5.111%, 4/18/26	4,793	4,588
[a]8295110.SQ.FTS.B, 5.115%, 4/18/26	1,719	1,662
[a]8296979.SQ.FTS.B, 5.409%, 4/18/26	41,168	39,295
[a]8295315.SQ.FTS.B, 5.66%, 4/18/26	3,488	3,305
[a]8297785.SQ.FTS.B, 5.666%, 4/18/26	4,775	4,584
[a]8295846.SQ.FTS.B, 5.911%, 4/18/26	16,083	15,451
[a]8297627.SQ.FTS.B, 6.15%, 4/18/26	11,897	11,392
[a]8298013.SQ.FTS.B, 6.15%, 4/18/26	3,552	2,912
[a]8296767.SQ.FTS.B, 6.151%, 4/18/26	16,409	15,686
[a]8298026.SQ.FTS.B, 6.151%, 4/18/26	28,411	26,146
[a]8298299.SQ.FTS.B, 6.152%, 4/18/26	3,526	3,366
[a]8296447.SQ.FTS.B, 6.338%, 4/18/26	517	503
[a]8296478.SQ.FTS.B, 6.423%, 4/18/26	11,331	10,897
[a]8295674.SQ.FTS.B, 6.424%, 4/18/26	3,800	3,624
[a]8298427.SQ.FTS.B, 6.546%, 4/18/26	15,952	15,498
[a]8297843.SQ.FTS.B, 6.672%, 4/18/26	11,996	11,288
[a]8295039.SQ.FTS.B, 6.709%, 4/18/26	664	630
[a]8298594.SQ.FTS.B, 4.777%, 4/19/26	8,086	7,729
[a]8299079.SQ.FTS.B, 4.78%, 4/19/26	1,351	1,296
[a]8299490.SQ.FTS.B, 4.935%, 4/19/26	480	454
[a]8299499.SQ.FTS.B, 4.96%, 4/19/26	217	210
[a]8298679.SQ.FTS.B, 5.111%, 4/19/26	8,416	7,903
[a]8298741.SQ.FTS.B, 5.111%, 4/19/26	8,531	8,012
[a]8299099.SQ.FTS.B, 5.113%, 4/19/26	28,575	27,119
[a]8299448.SQ.FTS.B, 5.113%, 4/19/26	5,260	5,033
[a]8298839.SQ.FTS.B, 5.115%, 4/19/26	2,614	2,454
[a]8298818.SQ.FTS.B, 5.121%, 4/19/26	2,507	2,228
[a]8299427.SQ.FTS.B, 5.123%, 4/19/26	2,441	2,348
[a]8299380.SQ.FTS.B, 6.147%, 4/19/26	4,017	3,835
[a]8298881.SQ.FTS.B, 6.153%, 4/19/26	8,220	7,706
[a]8298963.SQ.FTS.B, 6.153%, 4/19/26	11,243	10,626
[a]8299353.SQ.FTS.B, 6.336%, 4/19/26	1,757	1,678
[a]8298862.SQ.FTS.B, 6.688%, 4/19/26	1,462	1,396
[a]8299899.SQ.FTS.B, 4.776%, 4/20/26	6,405	6,123
[a]8299789.SQ.FTS.B, 4.778%, 4/20/26	11,171	10,694
[a]8300274.SQ.FTS.B, 4.778%, 4/20/26	15,263	13,944
[a]8300402.SQ.FTS.B, 4.78%, 4/20/26	6,340	6,084
[a]8299648.SQ.FTS.B, 4.781%, 4/20/26	10,691	10,219
[a]8300012.SQ.FTS.B, 4.781%, 4/20/26	3,354	3,211
[a]8299758.SQ.FTS.B, 4.965%, 4/20/26	719	668
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8300147.SQ.FTS.B, 5.114%, 4/20/26	$6,131	$5,898
[a]8299967.SQ.FTS.B, 5.402%, 4/20/26	3,949	3,760
[a]8299588.SQ.FTS.B, 5.629%, 4/20/26	1,488	1,410
[a]8300035.SQ.FTS.B, 5.66%, 4/20/26	10,130	9,707
[a]8299518.SQ.FTS.B, 5.664%, 4/20/26	7,639	7,167
[a]8299870.SQ.FTS.B, 5.921%, 4/20/26	2,753	2,643
[a]8299602.SQ.FTS.B, 6.148%, 4/20/26	4,712	4,497
[a]8299772.SQ.FTS.B, 6.319%, 4/20/26	1,307	1,234
[a]8300397.SQ.FTS.B, 6.322%, 4/20/26	630	591
[a]8300208.SQ.FTS.B, 6.329%, 4/20/26	6,890	6,365
[a]8299513.SQ.FTS.B, 6.337%, 4/20/26	468	453
[a]8301741.SQ.FTS.B, 4.778%, 4/21/26	5,830	5,582
[a]8301919.SQ.FTS.B, 4.78%, 4/21/26	7,238	6,918
[a]8302564.SQ.FTS.B, 4.781%, 4/21/26	35,182	33,677
[a]8301181.SQ.FTS.B, 4.786%, 4/21/26	3,479	3,181
[a]8302312.SQ.FTS.B, 4.927%, 4/21/26	647	396
[a]8301890.SQ.FTS.B, 4.947%, 4/21/26	2,073	1,271
[a]8302264.SQ.FTS.B, 4.954%, 4/21/26	5,788	3,549
[a]8302363.SQ.FTS.B, 4.958%, 4/21/26	4,657	4,127
[a]8302545.SQ.FTS.B, 5.1%, 4/21/26	1,952	1,868
[a]8303202.SQ.FTS.B, 5.107%, 4/21/26	3,386	3,241
[a]8304341.SQ.FTS.B, 5.112%, 4/21/26	8,977	7,981
[a]8301303.SQ.FTS.B, 5.113%, 4/21/26	7,645	7,366
[a]8303780.SQ.FTS.B, 5.113%, 4/21/26	71,825	68,736
[a]8302016.SQ.FTS.B, 5.115%, 4/21/26	10,892	10,478
[a]8303233.SQ.FTS.B, 5.408%, 4/21/26	9,555	9,030
[a]8301821.SQ.FTS.B, 5.409%, 4/21/26	905	863
[a]8303163.SQ.FTS.B, 5.409%, 4/21/26	1,379	1,313
[a]8300862.SQ.FTS.B, 5.66%, 4/21/26	8,482	8,038
[a]8300994.SQ.FTS.B, 5.66%, 4/21/26	1,372	1,299
[a]8303509.SQ.FTS.B, 5.66%, 4/21/26	5,005	4,739
[a]8303564.SQ.FTS.B, 5.663%, 4/21/26	13,582	11,587
[a]8302509.SQ.FTS.B, 5.908%, 4/21/26	3,699	3,551
[a]8304434.SQ.FTS.B, 5.909%, 4/21/26	5,793	5,437
[a]8304481.SQ.FTS.B, 5.912%, 4/21/26	8,797	8,378
[a]8303701.SQ.FTS.B, 6.153%, 4/21/26	12,359	11,681
[a]8302394.SQ.FTS.B, 6.164%, 4/21/26	422	403
[a]8303493.SQ.FTS.B, 6.302%, 4/21/26	803	759
[a]8303291.SQ.FTS.B, 6.328%, 4/21/26	23,559	22,098
[a]8301832.SQ.FTS.B, 6.333%, 4/21/26	3,587	3,271
[a]8303010.SQ.FTS.B, 6.421%, 4/21/26	13,305	12,742
[a]8302396.SQ.FTS.B, 6.423%, 4/21/26	14,986	11,922
[a]8301012.SQ.FTS.B, 6.424%, 4/21/26	7,905	7,448
[a]8302317.SQ.FTS.B, 6.541%, 4/21/26	786	743
[a]8303679.SQ.FTS.B, 6.556%, 4/21/26	1,366	1,256
[a]8302341.SQ.FTS.B, 6.557%, 4/21/26	1,630	1,535

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	77

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8303501.SQ.FTS.B, 6.655%, 4/21/26	$1,047	$966
[a]8302328.SQ.FTS.B, 6.661%, 4/21/26	1,393	1,322
[a]8304613.SQ.FTS.B, 4.772%, 4/22/26	2,640	2,530
[a]8305243.SQ.FTS.B, 4.778%, 4/22/26	13,684	13,115
[a]8306357.SQ.FTS.B, 4.778%, 4/22/26	7,001	6,691
[a]8306297.SQ.FTS.B, 4.779%, 4/22/26	4,673	4,273
[a]8305030.SQ.FTS.B, 4.78%, 4/22/26	3,819	3,641
[a]8307039.SQ.FTS.B, 4.78%, 4/22/26	3,724	3,563
[a]8307652.SQ.FTS.B, 4.78%, 4/22/26	5,871	5,626
[a]8307873.SQ.FTS.B, 4.78%, 4/22/26	17,790	17,029
[a]8306790.SQ.FTS.B, 4.781%, 4/22/26	10,962	10,492
[a]8304759.SQ.FTS.B, 4.782%, 4/22/26	10,168	9,754
[a]8306433.SQ.FTS.B, 4.784%, 4/22/26	2,201	2,107
[a]8305233.SQ.FTS.B, 4.967%, 4/22/26	601	370
[a]8307029.SQ.FTS.B, 5.099%, 4/22/26	1,525	1,459
[a]8305991.SQ.FTS.B, 5.112%, 4/22/26	13,300	12,791
[a]8305909.SQ.FTS.B, 5.121%, 4/22/26	3,059	2,934
[a]8306899.SQ.FTS.B, 5.409%, 4/22/26	11,604	11,048
[a]8308013.SQ.FTS.B, 5.634%, 4/22/26	1,753	1,661
[a]8307100.SQ.FTS.B, 5.66%, 4/22/26	19,083	18,384
[a]8305112.SQ.FTS.B, 5.917%, 4/22/26	5,786	5,482
[a]8306737.SQ.FTS.B, 6.146%, 4/22/26	2,383	2,279
[a]8305609.SQ.FTS.B, 6.151%, 4/22/26	14,136	13,487
[a]8307295.SQ.FTS.B, 6.151%, 4/22/26	32,521	29,892
[a]8307864.SQ.FTS.B, 6.302%, 4/22/26	620	595
[a]8306448.SQ.FTS.B, 6.321%, 4/22/26	2,905	2,775
[a]8306766.SQ.FTS.B, 6.337%, 4/22/26	1,229	1,197
[a]8307072.SQ.FTS.B, 6.341%, 4/22/26	1,323	1,250
[a]8305959.SQ.FTS.B, 6.546%, 4/22/26	1,704	1,568
[a]8307282.SQ.FTS.B, 6.554%, 4/22/26	1,210	1,171
[a]8306469.SQ.FTS.B, 6.667%, 4/22/26	1,017	980
[a]8306486.SQ.FTS.B, 6.673%, 4/22/26	3,267	3,177
[a]8309624.SQ.FTS.B, 4.779%, 4/23/26	5,562	5,323
[a]8309336.SQ.FTS.B, 4.78%, 4/23/26	7,915	7,580
[a]8310146.SQ.FTS.B, 4.78%, 4/23/26	23,243	22,245
[a]8310385.SQ.FTS.B, 4.78%, 4/23/26	70,528	64,515
[a]8311336.SQ.FTS.B, 4.78%, 4/23/26	75,515	72,182
[a]8308097.SQ.FTS.B, 4.781%, 4/23/26	10,976	10,507
[a]8311091.SQ.FTS.B, 4.781%, 4/23/26	19,316	18,525
[a]8309988.SQ.FTS.B, 4.782%, 4/23/26	6,566	6,292
[a]8309978.SQ.FTS.B, 4.79%, 4/23/26	1,141	1,095
[a]8309949.SQ.FTS.B, 4.956%, 4/23/26	3,601	3,294
[a]8309214.SQ.FTS.B, 4.957%, 4/23/26	10,971	4,294
[a]8309707.SQ.FTS.B, 5.031%, 4/23/26	226	218
[a]8310341.SQ.FTS.B, 5.108%, 4/23/26	2,145	2,056
[a]8309853.SQ.FTS.B, 5.115%, 4/23/26	9,865	9,388
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8308045.SQ.FTS.B, 5.121%, 4/23/26	$1,634	$1,574
[a]8309183.SQ.FTS.B, 5.408%, 4/23/26	3,459	3,263
[a]8308511.SQ.FTS.B, 5.629%, 4/23/26	808	762
[a]8310072.SQ.FTS.B, 5.66%, 4/23/26	5,553	5,253
[a]8308554.SQ.FTS.B, 5.663%, 4/23/26	9,831	9,131
[a]8308336.SQ.FTS.B, 5.665%, 4/23/26	6,365	5,973
[a]8309986.SQ.FTS.B, 6.132%, 4/23/26	356	339
[a]8309466.SQ.FTS.B, 6.137%, 4/23/26	820	793
[a]8309713.SQ.FTS.B, 6.152%, 4/23/26	5,196	5,036
[a]8308309.SQ.FTS.B, 6.326%, 4/23/26	1,228	1,120
[a]8309509.SQ.FTS.B, 6.42%, 4/23/26	12,089	11,619
[a]8308837.SQ.FTS.B, 6.421%, 4/23/26	10,876	10,534
[a]8308448.SQ.FTS.B, 6.43%, 4/23/26	3,462	2,764
[a]8310986.SQ.FTS.B, 6.545%, 4/23/26	7,323	6,946
[a]8315066.SQ.FTS.B, 4.779%, 4/24/26	19,821	18,930
[a]8315595.SQ.FTS.B, 4.78%, 4/24/26	11,819	11,289
[a]8316584.SQ.FTS.B, 4.78%, 4/24/26	7,337	6,975
[a]8314427.SQ.FTS.B, 4.781%, 4/24/26	16,575	15,874
[a]8314799.SQ.FTS.B, 4.782%, 4/24/26	13,837	13,100
[a]8316445.SQ.FTS.B, 4.957%, 4/24/26	13,628	12,472
[a]8316156.SQ.FTS.B, 4.963%, 4/24/26	2,067	1,990
[a]8316725.SQ.FTS.B, 5.113%, 4/24/26	68,721	65,540
[a]8315868.SQ.FTS.B, 5.114%, 4/24/26	27,282	24,277
[a]8314356.SQ.FTS.B, 5.616%, 4/24/26	826	799
[a]8315454.SQ.FTS.B, 5.636%, 4/24/26	6,493	6,195
[a]8313659.SQ.FTS.B, 5.912%, 4/24/26	18,091	17,400
[a]8316276.SQ.FTS.B, 5.913%, 4/24/26	10,574	9,710
[a]8313533.SQ.FTS.B, 6.136%, 4/24/26	2,059	1,695
[a]8316696.SQ.FTS.B, 6.409%, 4/24/26	1,393	1,337
[a]8315846.SQ.FTS.B, 6.441%, 4/24/26	1,457	1,328
[a]8316190.SQ.FTS.B, 6.545%, 4/24/26	3,505	3,403
[a]8313568.SQ.FTS.B, 6.546%, 4/24/26	5,759	4,341
[a]8314141.SQ.FTS.B, 6.67%, 4/24/26	6,494	6,123
[a]8317918.SQ.FTS.B, 4.78%, 4/25/26	8,785	8,411
[a]8318972.SQ.FTS.B, 4.78%, 4/25/26	42,575	40,309
[a]8318645.SQ.FTS.B, 4.949%, 4/25/26	1,214	1,165
[a]8320369.SQ.FTS.B, 5.112%, 4/25/26	21,213	18,870
[a]8320651.SQ.FTS.B, 5.113%, 4/25/26	47,931	45,930
[a]8317690.SQ.FTS.B, 5.114%, 4/25/26	6,260	5,986
[a]8317674.SQ.FTS.B, 5.406%, 4/25/26	1,605	1,487
[a]8319647.SQ.FTS.B, 5.409%, 4/25/26	55,503	52,929
[a]8320308.SQ.FTS.B, 5.409%, 4/25/26	3,586	3,421
[a]8317433.SQ.FTS.B, 5.413%, 4/25/26	6,147	5,863
[a]8318208.SQ.FTS.B, 5.66%, 4/25/26	307	296
[a]8318338.SQ.FTS.B, 5.923%, 4/25/26	2,445	2,329
[a]8318383.SQ.FTS.B, 6.325%, 4/25/26	8,042	7,598

78	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8318621.SQ.FTS.B, 6.427%, 4/25/26	$1,916	$1,834
[a]8318671.SQ.FTS.B, 6.546%, 4/25/26	18,219	13,772
[a]8321686.SQ.FTS.B, 4.775%, 4/26/26	5,048	4,794
[a]8321062.SQ.FTS.B, 4.78%, 4/26/26	2,346	2,245
[a]8321744.SQ.FTS.B, 4.78%, 4/26/26	16,297	15,587
[a]8321389.SQ.FTS.B, 4.781%, 4/26/26	7,749	7,378
[a]8321450.SQ.FTS.B, 4.781%, 4/26/26	17,870	16,984
[a]8321599.SQ.FTS.B, 4.781%, 4/26/26	8,952	8,564
[a]8321074.SQ.FTS.B, 4.955%, 4/26/26	1,833	1,733
[a]8321020.SQ.FTS.B, 5.111%, 4/26/26	5,572	5,232
[a]8321264.SQ.FTS.B, 5.113%, 4/26/26	17,387	16,676
[a]8321229.SQ.FTS.B, 5.415%, 4/26/26	3,515	3,352
[a]8321214.SQ.FTS.B, 5.9%, 4/26/26	1,508	1,450
[a]8321726.SQ.FTS.B, 6.157%, 4/26/26	1,226	1,171
[a]8321089.SQ.FTS.B, 6.559%, 4/26/26	2,057	1,915
[a]8321123.SQ.FTS.B, 6.671%, 4/26/26	11,082	10,450
[a]8322629.SQ.FTS.B, 4.78%, 4/27/26	4,727	4,524
[a]8322347.SQ.FTS.B, 4.958%, 4/27/26	2,647	2,535
[a]8321948.SQ.FTS.B, 5.114%, 4/27/26	9,532	9,185
[a]8322379.SQ.FTS.B, 5.114%, 4/27/26	9,824	9,389
[a]8322553.SQ.FTS.B, 5.408%, 4/27/26	2,481	2,366
[a]8322049.SQ.FTS.B, 5.41%, 4/27/26	10,272	9,797
[a]8322129.SQ.FTS.B, 5.411%, 4/27/26	6,448	6,194
[a]8322334.SQ.FTS.B, 6.132%, 4/27/26	1,457	1,385
[a]8322538.SQ.FTS.B, 6.149%, 4/27/26	2,252	2,138
[a]8322475.SQ.FTS.B, 6.3%, 4/27/26	872	824
[a]8322672.SQ.FTS.B, 6.327%, 4/27/26	5,746	5,593
[a]8322489.SQ.FTS.B, 6.545%, 4/27/26	5,003	4,716
[a]8322201.SQ.FTS.B, 6.546%, 4/27/26	11,127	10,541
[a]8321861.SQ.FTS.B, 6.673%, 4/27/26	9,135	8,097
[a]8323655.SQ.FTS.B, 4.778%, 4/28/26	7,658	7,326
[a]8324690.SQ.FTS.B, 4.778%, 4/28/26	6,415	6,135
[a]8324048.SQ.FTS.B, 4.78%, 4/28/26	3,824	3,662
[a]8324145.SQ.FTS.B, 4.78%, 4/28/26	4,015	3,803
[a]8324346.SQ.FTS.B, 4.78%, 4/28/26	19,782	18,792
[a]8325856.SQ.FTS.B, 4.78%, 4/28/26	4,533	4,341
[a]8326124.SQ.FTS.B, 4.78%, 4/28/26	10,220	9,783
[a]8323909.SQ.FTS.B, 4.784%, 4/28/26	6,285	6,015
[a]8327001.SQ.FTS.B, 4.784%, 4/28/26	5,949	5,688
[a]8327119.SQ.FTS.B, 4.784%, 4/28/26	6,808	6,444
[a]8325939.SQ.FTS.B, 4.959%, 4/28/26	7,601	7,077
[a]8326318.SQ.FTS.B, 5.111%, 4/28/26	8,107	7,726
[a]8324605.SQ.FTS.B, 5.116%, 4/28/26	6,093	5,431
[a]8324285.SQ.FTS.B, 5.117%, 4/28/26	3,447	3,311
[a]8326682.SQ.FTS.B, 5.409%, 4/28/26	9,024	7,740
[a]8326817.SQ.FTS.B, 5.41%, 4/28/26	14,568	13,933
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8323551.SQ.FTS.B, 5.666%, 4/28/26	$5,464	$5,161
[a]8326510.SQ.FTS.B, 5.911%, 4/28/26	7,637	7,229
[a]8325733.SQ.FTS.B, 5.913%, 4/28/26	8,950	7,653
[a]8324203.SQ.FTS.B, 5.922%, 4/28/26	965	928
[a]8324848.SQ.FTS.B, 6.155%, 4/28/26	1,843	1,781
[a]8325681.SQ.FTS.B, 6.157%, 4/28/26	1,518	1,467
[a]8324750.SQ.FTS.B, 6.421%, 4/28/26	11,168	6,497
[a]8326607.SQ.FTS.B, 6.553%, 4/28/26	4,596	4,333
[a]8328785.SQ.FTS.B, 4.779%, 4/29/26	15,317	14,586
[a]8330187.SQ.FTS.B, 4.78%, 4/29/26	49,500	47,009
[a]8330598.SQ.FTS.B, 4.78%, 4/29/26	5,780	5,525
[a]8330888.SQ.FTS.B, 4.78%, 4/29/26	7,952	5,568
[a]8329010.SQ.FTS.B, 4.781%, 4/29/26	17,112	16,339
[a]8329315.SQ.FTS.B, 4.781%, 4/29/26	17,071	16,253
[a]8328677.SQ.FTS.B, 4.783%, 4/29/26	3,064	2,925
[a]8328526.SQ.FTS.B, 4.945%, 4/29/26	2,014	1,907
[a]8330966.SQ.FTS.B, 5.408%, 4/29/26	33,119	19,624
[a]8328333.SQ.FTS.B, 5.41%, 4/29/26	11,022	10,411
[a]8328306.SQ.FTS.B, 5.432%, 4/29/26	923	884
[a]8329675.SQ.FTS.B, 5.645%, 4/29/26	1,112	1,074
[a]8327764.SQ.FTS.B, 5.667%, 4/29/26	4,424	4,180
[a]8327958.SQ.FTS.B, 5.912%, 4/29/26	4,814	4,124
[a]8327208.SQ.FTS.B, 6.132%, 4/29/26	1,753	1,450
[a]8328507.SQ.FTS.B, 6.141%, 4/29/26	1,422	1,358
[a]8328083.SQ.FTS.B, 6.151%, 4/29/26	9,514	8,736
[a]8330863.SQ.FTS.B, 6.152%, 4/29/26	1,342	1,274
[a]8327381.SQ.FTS.B, 6.153%, 4/29/26	12,774	12,057
[a]8329221.SQ.FTS.B, 6.154%, 4/29/26	7,002	6,429
[a]8327269.SQ.FTS.B, 6.321%, 4/29/26	1,055	976
[a]8329693.SQ.FTS.B, 6.327%, 4/29/26	18,803	17,968
[a]8328595.SQ.FTS.B, 6.421%, 4/29/26	1,153	1,083
[a]8330707.SQ.FTS.B, 6.421%, 4/29/26	11,149	10,586
[a]8327659.SQ.FTS.B, 6.422%, 4/29/26	2,491	2,005
[a]8329972.SQ.FTS.B, 6.424%, 4/29/26	5,583	5,094
[a]8330680.SQ.FTS.B, 6.534%, 4/29/26	1,621	1,509
[a]8328615.SQ.FTS.B, 6.541%, 4/29/26	4,037	3,723
[a]8330093.SQ.FTS.B, 6.545%, 4/29/26	9,121	8,747
[a]8330043.SQ.FTS.B, 6.667%, 4/29/26	3,079	2,256
[a]8327284.SQ.FTS.B, 6.68%, 4/29/26	2,399	2,320
[a]8327688.SQ.FTS.B, 6.68%, 4/29/26	2,597	2,448
[a]8331426.SQ.FTS.B, 4.762%, 4/30/26	680	648
[a]8336686.SQ.FTS.B, 4.778%, 4/30/26	14,038	13,361
[a]8334149.SQ.FTS.B, 4.779%, 4/30/26	19,371	18,513
[a]8330997.SQ.FTS.B, 4.78%, 4/30/26	24,837	23,599
[a]8331456.SQ.FTS.B, 4.78%, 4/30/26	11,843	11,325
[a]8332747.SQ.FTS.B, 4.78%, 4/30/26	17,586	16,888

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	79

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8333019.SQ.FTS.B, 4.78%, 4/30/26	$14,736	$13,992
[a]8334249.SQ.FTS.B, 4.78%, 4/30/26	52,435	49,920
[a]8337816.SQ.FTS.B, 4.78%, 4/30/26	13,568	12,969
[a]8337918.SQ.FTS.B, 4.78%, 4/30/26	25,804	24,559
[a]8338310.SQ.FTS.B, 4.78%, 4/30/26	2,858	2,739
[a]8338723.SQ.FTS.B, 4.78%, 4/30/26	26,990	25,618
[a]8332129.SQ.FTS.B, 4.781%, 4/30/26	7,651	7,313
[a]8333227.SQ.FTS.B, 4.781%, 4/30/26	11,392	10,433
[a]8333827.SQ.FTS.B, 4.781%, 4/30/26	25,360	24,244
[a]8332643.SQ.FTS.B, 4.782%, 4/30/26	10,641	10,175
[a]8338249.SQ.FTS.B, 4.784%, 4/30/26	5,019	4,794
[a]8337291.SQ.FTS.B, 4.943%, 4/30/26	977	891
[a]8337350.SQ.FTS.B, 4.947%, 4/30/26	2,419	2,160
[a]8332366.SQ.FTS.B, 4.952%, 4/30/26	2,626	2,508
[a]8332929.SQ.FTS.B, 4.959%, 4/30/26	709	688
[a]8331815.SQ.FTS.B, 4.96%, 4/30/26	7,972	3,631
[a]8334110.SQ.FTS.B, 4.962%, 4/30/26	627	572
[a]8332292.SQ.FTS.B, 5.111%, 4/30/26	7,203	6,757
[a]8333321.SQ.FTS.B, 5.111%, 4/30/26	11,031	10,537
[a]8338419.SQ.FTS.B, 5.111%, 4/30/26	6,987	6,706
[a]8333558.SQ.FTS.B, 5.113%, 4/30/26	33,474	31,885
[a]8337409.SQ.FTS.B, 5.113%, 4/30/26	19,290	18,419
[a]8340120.SQ.FTS.B, 5.113%, 4/30/26	41,034	36,644
[a]8336941.SQ.FTS.B, 5.114%, 4/30/26	16,232	15,221
[a]8339146.SQ.FTS.B, 5.114%, 4/30/26	51,559	48,769
[a]8340102.SQ.FTS.B, 5.398%, 4/30/26	2,417	2,238
[a]8338365.SQ.FTS.B, 5.625%, 4/30/26	1,262	1,212
[a]8338591.SQ.FTS.B, 5.635%, 4/30/26	12,086	11,386
[a]8331672.SQ.FTS.B, 5.637%, 4/30/26	5,589	5,368
[a]8332562.SQ.FTS.B, 5.647%, 4/30/26	1,794	1,713
[a]8331911.SQ.FTS.B, 5.66%, 4/30/26	16,075	15,375
[a]8333216.SQ.FTS.B, 5.66%, 4/30/26	3,046	2,828
[a]8339003.SQ.FTS.B, 5.664%, 4/30/26	7,766	7,340
[a]8334114.SQ.FTS.B, 5.902%, 4/30/26	887	853
[a]8340107.SQ.FTS.B, 6.139%, 4/30/26	2,321	2,189
[a]8332243.SQ.FTS.B, 6.146%, 4/30/26	4,106	3,954
[a]8332399.SQ.FTS.B, 6.15%, 4/30/26	21,933	18,175
[a]8333168.SQ.FTS.B, 6.151%, 4/30/26	7,195	6,608
[a]8333984.SQ.FTS.B, 6.151%, 4/30/26	18,366	17,432
[a]8332583.SQ.FTS.B, 6.153%, 4/30/26	3,096	1,956
[a]8332210.SQ.FTS.B, 6.155%, 4/30/26	2,163	2,083
[a]8339541.SQ.FTS.B, 6.315%, 4/30/26	2,785	2,024
[a]8334075.SQ.FTS.B, 6.325%, 4/30/26	7,223	6,825
[a]8333400.SQ.FTS.B, 6.328%, 4/30/26	11,351	10,843
[a]8339553.SQ.FTS.B, 6.412%, 4/30/26	1,145	1,045
[a]8332969.SQ.FTS.B, 6.418%, 4/30/26	6,993	6,641
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8339752.SQ.FTS.B, 6.422%, 4/30/26	$34,602	$33,132
[a]8332628.SQ.FTS.B, 6.423%, 4/30/26	1,100	1,053
[a]8334121.SQ.FTS.B, 6.424%, 4/30/26	3,406	3,258
[a]8339559.SQ.FTS.B, 6.548%, 4/30/26	16,846	15,670
[a]8340091.SQ.FTS.B, 6.554%, 4/30/26	2,549	2,263
[a]8338410.SQ.FTS.B, 6.559%, 4/30/26	1,026	787
[a]8338585.SQ.FTS.B, 6.652%, 4/30/26	1,333	1,256
[a]8333467.SQ.FTS.B, 6.672%, 4/30/26	1,309	1,257
[a]8333157.SQ.FTS.B, 6.682%, 4/30/26	3,394	2,494
[a]8332639.SQ.FTS.B, 6.691%, 4/30/26	875	841
[a]8341571.SQ.FTS.B, 4.779%, 5/01/26	26,381	25,212
[a]8343288.SQ.FTS.B, 4.78%, 5/01/26	31,956	29,289
[a]8341178.SQ.FTS.B, 4.782%, 5/01/26	4,127	3,928
[a]8340817.SQ.FTS.B, 4.784%, 5/01/26	3,020	2,890
[a]8343564.SQ.FTS.B, 4.966%, 5/01/26	525	501
[a]8341018.SQ.FTS.B, 5.107%, 5/01/26	4,692	4,457
[a]8343150.SQ.FTS.B, 5.62%, 5/01/26	1,432	1,294
[a]8341273.SQ.FTS.B, 5.66%, 5/01/26	3,255	3,073
[a]8342511.SQ.FTS.B, 5.66%, 5/01/26	61,368	57,432
[a]8340759.SQ.FTS.B, 5.915%, 5/01/26	2,931	2,772
[a]8341111.SQ.FTS.B, 5.916%, 5/01/26.	5,212	4,930
[a]8341402.SQ.FTS.B, 6.324%, 5/01/26	8,259	7,645
[a]8340548.SQ.FTS.B, 6.327%, 5/01/26	1,362	993
[a]8340885.SQ.FTS.B, 6.33%, 5/01/26	4,544	4,250
[a]8341549.SQ.FTS.B, 6.419%, 5/01/26	1,129	1,080
[a]8341323.SQ.FTS.B, 6.421%, 5/01/26	4,322	4,056
[a]8341869.SQ.FTS.B, 6.421%, 5/01/26	68,139	63,960
[a]8340736.SQ.FTS.B, 6.541%, 5/01/26	921	883
[a]8343577.SQ.FTS.B, 6.547%, 5/01/26	21,935	21,009
[a]8343170.SQ.FTS.B, 6.674%, 5/01/26	11,922	10,579
[a]8340603.SQ.FTS.B, 6.68%, 5/01/26	4,708	3,480
[a]8344117.SQ.FTS.B, 4.78%, 5/02/26	4,851	4,630
[a]8344213.SQ.FTS.B, 4.79%, 5/02/26	3,143	2,881
[a]8344779.SQ.FTS.B, 4.959%, 5/02/26	925	881
[a]8344268.SQ.FTS.B, 4.962%, 5/02/26	1,012	964
[a]8344811.SQ.FTS.B, 5.404%, 5/02/26	6,047	3,730
[a]8344350.SQ.FTS.B, 5.408%, 5/02/26	25,157	23,975
[a]8344527.SQ.FTS.B, 5.66%, 5/02/26	20,518	19,368
[a]8344256.SQ.FTS.B, 5.675%, 5/02/26	1,915	1,831
[a]8344793.SQ.FTS.B, 6.136%, 5/02/26	1,417	1,364
[a]8344200.SQ.FTS.B, 6.14%, 5/02/26	1,639	1,554
[a]8343921.SQ.FTS.B, 6.143%, 5/02/26	2,002	1,937
[a]8343937.SQ.FTS.B, 6.147%, 5/02/26	3,081	2,973
[a]8344675.SQ.FTS.B, 6.148%, 5/02/26	9,963	9,140
[a]8343814.SQ.FTS.B, 6.149%, 5/02/26	11,023	10,506
[a]8344151.SQ.FTS.B, 6.154%, 5/02/26	6,790	6,472

80	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8343975.SQ.FTS.B, 6.421%, 5/02/26	$23,847	$22,634
[a]8344848.SQ.FTS.B, 6.427%, 5/02/26	4,752	4,511
[a]8344238.SQ.FTS.B, 6.547%, 5/02/26	3,367	3,176
[a]8344755.SQ.FTS.B, 6.661%, 5/02/26	1,284	1,231
[a]8343928.SQ.FTS.B, 6.667%, 5/02/26	899	847
[a]8343965.SQ.FTS.B, 6.667%, 5/02/26	1,493	1,325
[a]8344286.SQ.FTS.B, 6.674%, 5/02/26	9,365	8,819
[a]8345363.SQ.FTS.B, 4.78%, 5/03/26	3,373	3,221
[a]8345703.SQ.FTS.B, 4.95%, 5/03/26	1,554	1,472
[a]8345059.SQ.FTS.B, 5.111%, 5/03/26	5,916	5,646
[a]8345737.SQ.FTS.B, 5.112%, 5/03/26	7,992	7,490
[a]8345610.SQ.FTS.B, 5.113%, 5/03/26	14,706	13,783
[a]8345124.SQ.FTS.B, 5.402%, 5/03/26	4,149	3,572
[a]8345516.SQ.FTS.B, 5.407%, 5/03/26	8,905	8,381
[a]8344935.SQ.FTS.B, 5.41%, 5/03/26	17,110	16,359
[a]8345153.SQ.FTS.B, 5.41%, 5/03/26	30,078	28,547
[a]8345391.SQ.FTS.B, 5.664%, 5/03/26	8,520	8,043
[a]8345449.SQ.FTS.B, 5.912%, 5/03/26	4,016	3,839
[a]8345723.SQ.FTS.B, 6.14%, 5/03/26	2,468	2,327
[a]8344894.SQ.FTS.B, 6.15%, 5/03/26	3,963	3,779
[a]8344915.SQ.FTS.B, 6.15%, 5/03/26	3,832	3,515
[a]8345475.SQ.FTS.B, 6.155%, 5/03/26	5,024	4,848
[a]8345109.SQ.FTS.B, 6.159%, 5/03/26	3,211	3,007
[a]8345591.SQ.FTS.B, 6.408%, 5/03/26	1,584	1,516
[a]8345567.SQ.FTS.B, 6.414%, 5/03/26	2,473	2,366
[a]8345094.SQ.FTS.B, 6.536%, 5/03/26	1,378	1,329
[a]8347537.SQ.FTS.B, 4.777%, 5/04/26	7,593	7,250
[a]8347036.SQ.FTS.B, 4.778%, 5/04/26	6,995	6,674
[a]8349679.SQ.FTS.B, 4.778%, 5/04/26	12,070	11,513
[a]8347607.SQ.FTS.B, 4.779%, 5/04/26	24,599	22,551
[a]8348033.SQ.FTS.B, 4.78%, 5/04/26	9,411	8,957
[a]8348351.SQ.FTS.B, 4.78%, 5/04/26	11,353	10,851
[a]8348991.SQ.FTS.B, 4.78%, 5/04/26	50,971	48,221
[a]8349584.SQ.FTS.B, 4.782%, 5/04/26	6,530	6,234
[a]8347589.SQ.FTS.B, 4.962%, 5/04/26	688	643
[a]8346648.SQ.FTS.B, 4.979%, 5/04/26	1,050	958
[a]8346511.SQ.FTS.B, 5.111%, 5/04/26	7,642	7,326
[a]8348948.SQ.FTS.B, 5.111%, 5/04/26	5,044	4,827
[a]8347287.SQ.FTS.B, 5.114%, 5/04/26	21,577	20,715
[a]8347937.SQ.FTS.B, 5.115%, 5/04/26	11,957	11,312
[a]8348817.SQ.FTS.B, 5.116%, 5/04/26	9,464	8,461
[a]8347238.SQ.FTS.B, 5.409%, 5/04/26	4,711	4,059
[a]8345932.SQ.FTS.B, 5.451%, 5/04/26	532	509
[a]8349665.SQ.FTS.B, 5.633%, 5/04/26	1,948	1,831
[a]8347122.SQ.FTS.B, 5.635%, 5/04/26	2,161	2,032
[a]8346835.SQ.FTS.B, 5.66%, 5/04/26	9,562	8,935
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8348639.SQ.FTS.B, 5.66%, 5/04/26	$3,998	$3,779
[a]8348753.SQ.FTS.B, 5.66%, 5/04/26	2,947	2,824
[a]8348784.SQ.FTS.B, 5.66%, 5/04/26	1,734	1,637
[a]8349302.SQ.FTS.B, 5.66%, 5/04/26	23,001	19,795
[a]8349636.SQ.FTS.B, 5.66%, 5/04/26	1,880	1,795
[a]8347174.SQ.FTS.B, 5.665%, 5/04/26	5,822	5,558
[a]8347872.SQ.FTS.B, 5.912%, 5/04/26	6,732	6,372
[a]8349539.SQ.FTS.B, 5.912%, 5/04/26	3,668	3,525
[a]8345940.SQ.FTS.B, 5.913%, 5/04/26	18,269	15,709
[a]8348205.SQ.FTS.B, 5.915%, 5/04/26	2,899	2,722
[a]8348807.SQ.FTS.B, 6.134%, 5/04/26	1,254	1,196
[a]8348938.SQ.FTS.B, 6.144%, 5/04/26	1,035	996
[a]8348480.SQ.FTS.B, 6.327%, 5/04/26	16,018	15,277
[a]8348141.SQ.FTS.B, 6.333%, 5/04/26	4,239	4,043
[a]8346312.SQ.FTS.B, 6.418%, 5/04/26	9,156	8,504
[a]8348906.SQ.FTS.B, 6.422%, 5/04/26	4,618	3,748
[a]8348226.SQ.FTS.B, 6.423%, 5/04/26	6,758	6,543
[a]8348693.SQ.FTS.B, 6.424%, 5/04/26	3,714	3,530
[a]8348059.SQ.FTS.B, 6.427%, 5/04/26	3,960	3,824
[a]8348474.SQ.FTS.B, 6.439%, 5/04/26	1,150	933
[a]8348080.SQ.FTS.B, 6.546%, 5/04/26	8,246	7,789
[a]8346672.SQ.FTS.B, 6.55%, 5/04/26	9,096	7,071
[a]8347846.SQ.FTS.B, 6.671%, 5/04/26	5,337	3,977
[a]8350003.SQ.FTS.B, 4.78%, 5/05/26	47,682	45,573
[a]8351240.SQ.FTS.B, 4.78%, 5/05/26	4,278	4,091
[a]8351439.SQ.FTS.B, 4.78%, 5/05/26	1,905	1,821
[a]8352215.SQ.FTS.B, 4.78%, 5/05/26	6,284	5,997
[a]8353078.SQ.FTS.B, 4.78%, 5/05/26	6,505	6,211
[a]8352251.SQ.FTS.B, 4.938%, 5/05/26	1,046	979
[a]8352829.SQ.FTS.B, 4.943%, 5/05/26	310	299
[a]8352852.SQ.FTS.B, 4.953%, 5/05/26	638	597
[a]8350961.SQ.FTS.B, 4.955%, 5/05/26	3,032	2,826
[a]8353267.SQ.FTS.B, 5.114%, 5/05/26	40,895	39,197
[a]8349849.SQ.FTS.B, 5.115%, 5/05/26	10,597	10,026
[a]8351586.SQ.FTS.B, 5.115%, 5/05/26	13,855	13,252
[a]8350773.SQ.FTS.B, 5.406%, 5/05/26	5,715	5,286
[a]8351765.SQ.FTS.B, 5.408%, 5/05/26	11,432	10,798
[a]8351268.SQ.FTS.B, 5.66%, 5/05/26	12,299	11,409
[a]8352377.SQ.FTS.B, 5.66%, 5/05/26	52,408	50,043
[a]8353154.SQ.FTS.B, 5.66%, 5/05/26	8,684	8,291
[a]8352836.SQ.FTS.B, 5.68%, 5/05/26	1,312	1,260
[a]8352860.SQ.FTS.B, 5.912%, 5/05/26	10,060	9,675
[a]8352958.SQ.FTS.B, 5.912%, 5/05/26	15,387	13,239
[a]8353040.SQ.FTS.B, 6.147%, 5/05/26	4,664	3,894
[a]8353128.SQ.FTS.B, 6.15%, 5/05/26	3,145	2,944
[a]8352842.SQ.FTS.B, 6.302%, 5/05/26	873	816

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	81

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8351470.SQ.FTS.B, 6.304%, 5/05/26	$672	$642
[a]8351528.SQ.FTS.B, 6.321%, 5/05/26	2,190	1,613
[a]8351382.SQ.FTS.B, 6.322%, 5/05/26	1,857	1,771
[a]8351227.SQ.FTS.B, 6.331%, 5/05/26	975	929
[a]8351756.SQ.FTS.B, 6.334%, 5/05/26	822	786
[a]8351712.SQ.FTS.B, 6.414%, 5/05/26	2,613	2,483
[a]8353107.SQ.FTS.B, 6.42%, 5/05/26	2,173	2,065
[a]8351889.SQ.FTS.B, 6.422%, 5/05/26	16,897	16,037
[a]8351421.SQ.FTS.B, 6.428%, 5/05/26	2,619	2,508
[a]8351033.SQ.FTS.B, 6.529%, 5/05/26	582	564
[a]8351731.SQ.FTS.B, 6.542%, 5/05/26	2,282	2,156
[a]8351051.SQ.FTS.B, 6.546%, 5/05/26	16,274	15,402
[a]8352257.SQ.FTS.B, 6.548%, 5/05/26	12,622	11,945
[a]8351563.SQ.FTS.B, 6.549%, 5/05/26	2,730	2,613
[a]8352179.SQ.FTS.B, 6.667%, 5/05/26	3,222	2,408
[a]8351479.SQ.FTS.B, 6.671%, 5/05/26	6,126	4,574
[a]8352196.SQ.FTS.B, 6.679%, 5/05/26	5,157	3,851
[a]8350906.SQ.FTS.B, 6.688%, 5/05/26	1,796	1,690
[a]8355418.SQ.FTS.B, 4.777%, 5/06/26	5,689	5,379
[a]8355247.SQ.FTS.B, 4.952%, 5/06/26	3,322	3,145
[a]8355365.SQ.FTS.B, 5.111%, 5/06/26	3,883	3,722
[a]8353650.SQ.FTS.B, 5.113%, 5/06/26	38,508	36,736
[a]8353350.SQ.FTS.B, 5.115%, 5/06/26	11,178	10,692
[a]8354621.SQ.FTS.B, 5.115%, 5/06/26	2,991	2,832
[a]8355680.SQ.FTS.B, 5.115%, 5/06/26	9,929	8,897
[a]8355673.SQ.FTS.B, 5.636%, 5/06/26	1,049	987
[a]8355777.SQ.FTS.B, 5.904%, 5/06/26	3,294	2,837
[a]8354506.SQ.FTS.B, 5.912%, 5/06/26	2,509	2,355
[a]8354650.SQ.FTS.B, 5.912%, 5/06/26	18,695	16,105
[a]8353582.SQ.FTS.B, 6.146%, 5/06/26	3,498	3,314
[a]8356714.SQ.FTS.B, 6.147%, 5/06/26	4,195	3,509
[a]8355818.SQ.FTS.B, 6.148%, 5/06/26	9,962	9,135
[a]8354521.SQ.FTS.B, 6.15%, 5/06/26	8,108	7,724
[a]8356708.SQ.FTS.B, 6.319%, 5/06/26	2,077	1,979
[a]8355291.SQ.FTS.B, 6.328%, 5/06/26	3,837	3,698
[a]8354862.SQ.FTS.B, 6.422%, 5/06/26	37,047	35,472
[a]8355484.SQ.FTS.B, 6.422%, 5/06/26	20,333	16,577
[a]8355919.SQ.FTS.B, 6.422%, 5/06/26	79,436	50,854
[a]8356597.SQ.FTS.B, 6.423%, 5/06/26	12,523	11,755
[a]8356487.SQ.FTS.B, 6.549%, 5/06/26	6,858	6,480
[a]8355220.SQ.FTS.B, 6.665%, 5/06/26	1,279	1,206
[a]8354331.SQ.FTS.B, 6.673%, 5/06/26	8,406	7,926
[a]8362170.SQ.FTS.B, 4.779%, 5/07/26	5,354	5,112
[a]8363041.SQ.FTS.B, 4.78%, 5/07/26	2,887	2,758
[a]8363173.SQ.FTS.B, 4.78%, 5/07/26	44,392	42,308
[a]8362054.SQ.FTS.B, 4.783%, 5/07/26	7,051	6,720
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8361997.SQ.FTS.B, 4.95%, 5/07/26	$441	$420
[a]8360941.SQ.FTS.B, 4.955%, 5/07/26	12,380	11,299
[a]8363075.SQ.FTS.B, 5.11%, 5/07/26	8,875	8,530
[a]8362955.SQ.FTS.B, 5.117%, 5/07/26	6,777	6,347
[a]8362012.SQ.FTS.B, 5.121%, 5/07/26	3,385	3,229
[a]8364366.SQ.FTS.B, 5.408%, 5/07/26	40,353	38,108
[a]8361380.SQ.FTS.B, 5.41%, 5/07/26	7,624	7,164
[a]8361316.SQ.FTS.B, 5.635%, 5/07/26	2,306	2,096
[a]8364206.SQ.FTS.B, 5.64%, 5/07/26	4,120	3,829
[a]8360992.SQ.FTS.B, 5.66%, 5/07/26	27,034	23,298
[a]8362167.SQ.FTS.B, 5.66%, 5/07/26	620	576
[a]8362313.SQ.FTS.B, 5.66%, 5/07/26	3,305	3,124
[a]8362361.SQ.FTS.B, 5.66%, 5/07/26	4,844	4,638
[a]8360909.SQ.FTS.B, 5.904%, 5/07/26	2,531	2,324
[a]8364053.SQ.FTS.B, 5.928%, 5/07/26	828	799
[a]8361603.SQ.FTS.B, 6.149%, 5/07/26	14,573	13,635
[a]8363762.SQ.FTS.B, 6.151%, 5/07/26	27,587	23,118
[a]8362280.SQ.FTS.B, 6.153%, 5/07/26	2,449	2,291
[a]8362418.SQ.FTS.B, 6.324%, 5/07/26	7,310	6,422
[a]8360841.SQ.FTS.B, 6.325%, 5/07/26	4,927	4,745
[a]8361519.SQ.FTS.B, 6.42%, 5/07/26	8,413	7,672
[a]8364244.SQ.FTS.B, 6.42%, 5/07/26	8,350	6,817
[a]8362533.SQ.FTS.B, 6.422%, 5/07/26	34,817	33,078
[a]8364078.SQ.FTS.B, 6.547%, 5/07/26	12,700	11,997
[a]8364331.SQ.FTS.B, 6.554%, 5/07/26	3,004	2,675
[a]8363167.SQ.FTS.B, 6.656%, 5/07/26	726	682
[a]8361853.SQ.FTS.B, 6.673%, 5/07/26	9,645	8,876
[a]8367102.SQ.FTS.B, 4.773%, 5/08/26	3,262	2,991
[a]8365144.SQ.FTS.B, 4.777%, 5/08/26	8,892	8,458
[a]8366380.SQ.FTS.B, 4.777%, 5/08/26	9,342	8,921
[a]8366261.SQ.FTS.B, 4.779%, 5/08/26	5,430	5,148
[a]8364729.SQ.FTS.B, 4.78%, 5/08/26	23,032	21,993
[a]8366168.SQ.FTS.B, 4.78%, 5/08/26	5,181	4,954
[a]8368299.SQ.FTS.B, 4.78%, 5/08/26	1,980	1,888
[a]8367777.SQ.FTS.B, 4.955%, 5/08/26	9,876	9,339
[a]8368277.SQ.FTS.B, 5.113%, 5/08/26	16,451	15,763
[a]8367278.SQ.FTS.B, 5.408%, 5/08/26	35,678	33,698
[a]8366505.SQ.FTS.B, 5.409%, 5/08/26	72,922	69,094
[a]8367150.SQ.FTS.B, 5.409%, 5/08/26	7,103	6,768
[a]8365844.SQ.FTS.B, 5.625%, 5/08/26	1,002	966
[a]8365031.SQ.FTS.B, 5.66%, 5/08/26	8,724	8,233
[a]8366243.SQ.FTS.B, 5.66%, 5/08/26	978	923
[a]8367866.SQ.FTS.B, 5.66%, 5/08/26	38,226	36,431
[a]8365932.SQ.FTS.B, 5.664%, 5/08/26	7,405	7,058
[a]8366292.SQ.FTS.B, 5.669%, 5/08/26	3,590	3,388
[a]8365908.SQ.FTS.B, 6.134%, 5/08/26	1,439	1,355

82	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8365305.SQ.FTS.B, 6.152%, 5/08/26	$13,139	$12,290
[a]8367222.SQ.FTS.B, 6.152%, 5/08/26	6,749	6,427
[a]8365780.SQ.FTS.B, 6.154%, 5/08/26	3,339	2,803
[a]8365283.SQ.FTS.B, 6.315%, 5/08/26	1,118	1,067
[a]8366064.SQ.FTS.B, 6.421%, 5/08/26	8,493	7,872
[a]8366310.SQ.FTS.B, 6.426%, 5/08/26	4,195	4,041
[a]8365595.SQ.FTS.B, 6.544%, 5/08/26	7,573	6,985
[a]8365858.SQ.FTS.B, 6.662%, 5/08/26	1,590	1,535
[a]8368738.SQ.FTS.B, 4.776%, 5/09/26	4,722	4,461
[a]8369146.SQ.FTS.B, 4.78%, 5/09/26	8,438	8,040
[a]8368466.SQ.FTS.B, 4.781%, 5/09/26	22,839	21,650
[a]8368833.SQ.FTS.B, 4.957%, 5/09/26	2,587	1,751
[a]8368681.SQ.FTS.B, 5.112%, 5/09/26	7,140	6,753
[a]8368770.SQ.FTS.B, 5.115%, 5/09/26	4,429	4,209
[a]8368798.SQ.FTS.B, 5.119%, 5/09/26	3,637	3,456
[a]8368326.SQ.FTS.B, 5.406%, 5/09/26	4,016	3,824
[a]8368854.SQ.FTS.B, 5.66%, 5/09/26	739	383
[a]8368357.SQ.FTS.B, 5.913%, 5/09/26	12,725	12,063
[a]8368604.SQ.FTS.B, 6.152%, 5/09/26	12,415	11,611
[a]8368813.SQ.FTS.B, 6.436%, 5/09/26	1,984	1,885
[a]8368443.SQ.FTS.B, 6.542%, 5/09/26	3,410	3,261
[a]8368861.SQ.FTS.B, 6.547%, 5/09/26	28,645	27,620
[a]8369219.SQ.FTS.B, 4.78%, 5/10/26	3,777	3,608
[a]8369250.SQ.FTS.B, 4.78%, 5/10/26	20,203	19,213
[a]8369783.SQ.FTS.B, 4.78%, 5/10/26	8,741	8,354
[a]8369434.SQ.FTS.B, 5.112%, 5/10/26	24,046	23,036
[a]8369608.SQ.FTS.B, 5.115%, 5/10/26	2,903	2,769
[a]8369684.SQ.FTS.B, 5.41%, 5/10/26	13,332	12,590
[a]8369634.SQ.FTS.B, 5.66%, 5/10/26	2,585	2,444
[a]8369648.SQ.FTS.B, 5.66%, 5/10/26	5,373	5,078
[a]8369869.SQ.FTS.B, 5.92%, 5/10/26	2,956	2,843
[a]8369855.SQ.FTS.B, 6.331%, 5/10/26	1,902	1,815
[a]8369197.SQ.FTS.B, 6.42%, 5/10/26	3,521	3,304
[a]8369410.SQ.FTS.B, 6.569%, 5/10/26	873	815
[a]8369900.SQ.FTS.B, 6.672%, 5/10/26	14,850	13,664
[a]8369424.SQ.FTS.B, 6.688%, 5/10/26	1,180	889
[a]8370251.SQ.FTS.B, 4.777%, 5/11/26	3,044	2,908
[a]8370104.SQ.FTS.B, 4.78%, 5/11/26	3,954	3,770
[a]8371197.SQ.FTS.B, 4.78%, 5/11/26	4,863	4,645
[a]8371228.SQ.FTS.B, 4.78%, 5/11/26	56,310	53,395
[a]8370834.SQ.FTS.B, 4.781%, 5/11/26	10,473	10,022
[a]8371126.SQ.FTS.B, 4.781%, 5/11/26	10,701	10,174
[a]8371464.SQ.FTS.B, 4.782%, 5/11/26	10,422	9,955
[a]8370015.SQ.FTS.B, 5.112%, 5/11/26	3,333	3,175
[a]8370539.SQ.FTS.B, 5.113%, 5/11/26	21,121	19,964
[a]8370134.SQ.FTS.B, 5.409%, 5/11/26	6,219	5,921
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8370894.SQ.FTS.B, 5.409%, 5/11/26	$48,923	$46,563
[a]8370077.SQ.FTS.B, 5.622%, 5/11/26	664	632
[a]8370364.SQ.FTS.B, 5.627%, 5/11/26	2,286	2,177
[a]8370126.SQ.FTS.B, 5.66%, 5/11/26	804	581
[a]8370751.SQ.FTS.B, 5.66%, 5/11/26	12,421	11,830
[a]8370671.SQ.FTS.B, 5.665%, 5/11/26	6,993	6,660
[a]8370191.SQ.FTS.B, 5.675%, 5/11/26	2,088	1,974
[a]8370877.SQ.FTS.B, 5.913%, 5/11/26	5,567	5,293
[a]8370809.SQ.FTS.B, 5.917%, 5/11/26	5,651	5,355
[a]8370081.SQ.FTS.B, 6.141%, 5/11/26	2,388	2,188
[a]8370394.SQ.FTS.B, 6.151%, 5/11/26	7,037	5,933
[a]8370467.SQ.FTS.B, 6.161%, 5/11/26	3,002	2,808
[a]8371120.SQ.FTS.B, 6.166%, 5/11/26	981	941
[a]8370308.SQ.FTS.B, 6.329%, 5/11/26	5,983	5,544
[a]8370639.SQ.FTS.B, 6.33%, 5/11/26	3,941	3,752
[a]8370274.SQ.FTS.B, 6.419%, 5/11/26	3,134	3,001
[a]8370209.SQ.FTS.B, 6.42%, 5/11/26	6,364	5,802
[a]8370499.SQ.FTS.B, 6.42%, 5/11/26	4,578	4,407
[a]8370432.SQ.FTS.B, 6.537%, 5/11/26	1,737	1,633
[a]8370047.SQ.FTS.B, 6.557%, 5/11/26	2,783	2,198
[a]8370830.SQ.FTS.B, 6.564%, 5/11/26	1,873	1,725
[a]8371496.SQ.FTS.B, 6.673%, 5/11/26	18,099	16,659
[a]8370725.SQ.FTS.B, 6.675%, 5/11/26	2,118	2,049
[a]8370829.SQ.FTS.B, 6.683%, 5/11/26	674	645
[a]8370658.SQ.FTS.B, 6.694%, 5/11/26	1,185	1,134
[a]8371842.SQ.FTS.B, 4.778%, 5/12/26	10,416	9,968
[a]8371977.SQ.FTS.B, 4.78%, 5/12/26	37,662	35,894
[a]8372668.SQ.FTS.B, 4.78%, 5/12/26	10,042	9,570
[a]8372945.SQ.FTS.B, 4.78%, 5/12/26	7,357	7,032
[a]8374581.SQ.FTS.B, 4.78%, 5/12/26	18,675	17,796
[a]8374956.SQ.FTS.B, 4.78%, 5/12/26	9,738	9,306
[a]8374675.SQ.FTS.B, 4.781%, 5/12/26	18,164	17,341
[a]8375123.SQ.FTS.B, 4.782%, 5/12/26	6,605	6,311
[a]8375211.SQ.FTS.B, 4.783%, 5/12/26	8,870	8,409
[a]8374333.SQ.FTS.B, 4.963%, 5/12/26	2,475	2,337
[a]8374322.SQ.FTS.B, 4.966%, 5/12/26	1,279	1,233
[a]8374171.SQ.FTS.B, 5.108%, 5/12/26	3,113	2,976
[a]8373130.SQ.FTS.B, 5.113%, 5/12/26	14,519	13,794
[a]8374234.SQ.FTS.B, 5.114%, 5/12/26	6,275	5,952
[a]8374348.SQ.FTS.B, 5.125%, 5/12/26	1,670	1,600
[a]8373439.SQ.FTS.B, 5.409%, 5/12/26	70,735	66,877
[a]8374369.SQ.FTS.B, 5.412%, 5/12/26	4,773	4,522
[a]8372890.SQ.FTS.B, 5.627%, 5/12/26	2,794	2,408
[a]8374485.SQ.FTS.B, 5.634%, 5/12/26	13,298	12,373
[a]8375037.SQ.FTS.B, 5.636%, 5/12/26	4,979	4,533
[a]8373012.SQ.FTS.B, 5.66%, 5/12/26	480	462

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	83

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8374389.SQ.FTS.B, 5.66%, 5/12/26	$1,121	$1,070
[a]8374205.SQ.FTS.B, 5.671%, 5/12/26	2,959	2,792
[a]8372923.SQ.FTS.B, 5.906%, 5/12/26	1,363	1,292
[a]8374285.SQ.FTS.B, 6.148%, 5/12/26	4,244	4,071
[a]8373391.SQ.FTS.B, 6.155%, 5/12/26	4,217	3,945
[a]8374309.SQ.FTS.B, 6.317%, 5/12/26	1,254	1,170
[a]8374578.SQ.FTS.B, 6.32%, 5/12/26	669	638
[a]8374402.SQ.FTS.B, 6.327%, 5/12/26	12,711	11,782
[a]8374345.SQ.FTS.B, 6.352%, 5/12/26	769	734
[a]8374122.SQ.FTS.B, 6.414%, 5/12/26	3,869	3,630
[a]8374802.SQ.FTS.B, 6.421%, 5/12/26	20,182	16,614
[a]8373023.SQ.FTS.B, 6.545%, 5/12/26	10,420	9,308
[a]8373313.SQ.FTS.B, 6.545%, 5/12/26	8,483	7,578
[a]8371899.SQ.FTS.B, 6.547%, 5/12/26	15,226	14,306
[a]8375032.SQ.FTS.B, 6.562%, 5/12/26	1,452	1,297
[a]8372533.SQ.FTS.B, 6.671%, 5/12/26	3,089	2,909
[a]8374385.SQ.FTS.B, 6.676%, 5/12/26	1,100	1,046
[a]8373286.SQ.FTS.B, 6.681%, 5/12/26	2,783	2,620
[a]8377495.SQ.FTS.B, 4.772%, 5/13/26	3,145	3,006
[a]8376454.SQ.FTS.B, 4.779%, 5/13/26	9,590	9,116
[a]8377257.SQ.FTS.B, 4.78%, 5/13/26	4,003	3,815
[a]8377471.SQ.FTS.B, 4.78%, 5/13/26	5,168	4,933
[a]8377793.SQ.FTS.B, 4.781%, 5/13/26	15,901	15,179
[a]8378351.SQ.FTS.B, 4.781%, 5/13/26	22,564	21,312
[a]8375733.SQ.FTS.B, 4.783%, 5/13/26	4,920	4,701
[a]8375838.SQ.FTS.B, 4.784%, 5/13/26	6,729	6,396
[a]8377522.SQ.FTS.B, 4.784%, 5/13/26	4,712	4,509
[a]8377989.SQ.FTS.B, 4.956%, 5/13/26	8,102	7,652
[a]8375331.SQ.FTS.B, 4.957%, 5/13/26	6,763	6,303
[a]8376592.SQ.FTS.B, 4.972%, 5/13/26	593	543
[a]8376705.SQ.FTS.B, 5.113%, 5/13/26	69,817	66,505
[a]8378037.SQ.FTS.B, 5.114%, 5/13/26	51,043	48,890
[a]8377457.SQ.FTS.B, 5.115%, 5/13/26	1,459	1,391
[a]8378563.SQ.FTS.B, 5.409%, 5/13/26	16,567	15,860
[a]8378467.SQ.FTS.B, 5.41%, 5/13/26	9,044	8,603
[a]8377287.SQ.FTS.B, 5.636%, 5/13/26	11,279	10,260
[a]8377379.SQ.FTS.B, 5.638%, 5/13/26	8,516	7,351
[a]8377671.SQ.FTS.B, 5.66%, 5/13/26	10,153	9,472
[a]8377558.SQ.FTS.B, 5.664%, 5/13/26	7,459	7,115
[a]8377654.SQ.FTS.B, 6.141%, 5/13/26	2,391	2,277
[a]8377937.SQ.FTS.B, 6.151%, 5/13/26	9,212	8,719
[a]8376607.SQ.FTS.B, 6.153%, 5/13/26	10,578	10,073
[a]8377193.SQ.FTS.B, 6.154%, 5/13/26	9,016	8,588
[a]8378336.SQ.FTS.B, 6.157%, 5/13/26	2,490	2,371
[a]8378529.SQ.FTS.B, 6.316%, 5/13/26	2,921	2,204
[a]8376566.SQ.FTS.B, 6.407%, 5/13/26	1,317	1,252
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8375451.SQ.FTS.B, 6.421%, 5/13/26	$18,406	$17,514
[a]8377913.SQ.FTS.B, 6.541%, 5/13/26	3,933	3,726
[a]8375936.SQ.FTS.B, 6.548%, 5/13/26	23,034	21,785
[a]8376601.SQ.FTS.B, 6.672%, 5/13/26	1,467	1,404
[a]8381940.SQ.FTS.B, 4.769%, 5/14/26	1,233	1,170
[a]8384386.SQ.FTS.B, 4.777%, 5/14/26	7,805	7,448
[a]8381194.SQ.FTS.B, 4.78%, 5/14/26	6,746	6,440
[a]8381872.SQ.FTS.B, 4.78%, 5/14/26	4,518	4,311
[a]8382948.SQ.FTS.B, 4.78%, 5/14/26	6,134	5,854
[a]8384453.SQ.FTS.B, 4.782%, 5/14/26	6,377	6,074
[a]8381950.SQ.FTS.B, 4.935%, 5/14/26	549	529
[a]8381450.SQ.FTS.B, 5.115%, 5/14/26	10,135	9,569
[a]8384150.SQ.FTS.B, 5.409%, 5/14/26	23,148	21,853
[a]8383446.SQ.FTS.B, 5.636%, 5/14/26	3,210	3,053
[a]8381368.SQ.FTS.B, 5.66%, 5/14/26	5,998	5,594
[a]8383021.SQ.FTS.B, 5.66%, 5/14/26	57,976	53,613
[a]8383512.SQ.FTS.B, 5.66%, 5/14/26	40,960	37,877
[a]8381974.SQ.FTS.B, 5.912%, 5/14/26	13,488	12,811
[a]8381866.SQ.FTS.B, 6.146%, 5/14/26	1,909	1,617
[a]8380688.SQ.FTS.B, 6.151%, 5/14/26	32,547	30,980
[a]8381739.SQ.FTS.B, 6.154%, 5/14/26	8,027	7,512
[a]8382146.SQ.FTS.B, 6.422%, 5/14/26	62,828	59,757
[a]8381346.SQ.FTS.B, 6.426%, 5/14/26	1,655	1,368
[a]8383939.SQ.FTS.B, 6.546%, 5/14/26	23,541	22,038
[a]8384069.SQ.FTS.B, 6.548%, 5/14/26	6,995	6,547
[a]8381333.SQ.FTS.B, 6.559%, 5/14/26	831	801
[a]8384326.SQ.FTS.B, 6.675%, 5/14/26	6,817	6,419
[a]8382928.SQ.FTS.B, 6.691%, 5/14/26	1,120	1,045
[a]8386601.SQ.FTS.B, 4.78%, 5/15/26	21,444	20,427
[a]8387711.SQ.FTS.B, 4.78%, 5/15/26	2,060	1,952
[a]8386063.SQ.FTS.B, 4.781%, 5/15/26	11,587	11,035
[a]8387829.SQ.FTS.B, 4.781%, 5/15/26	16,611	15,268
[a]8385601.SQ.FTS.B, 4.784%, 5/15/26	6,476	6,152
[a]8387739.SQ.FTS.B, 4.785%, 5/15/26	5,683	5,422
[a]8385980.SQ.FTS.B, 4.959%, 5/15/26	1,569	1,331
[a]8384744.SQ.FTS.B, 4.965%, 5/15/26	925	785
[a]8387230.SQ.FTS.B, 4.979%, 5/15/26	1,091	996
[a]8384495.SQ.FTS.B, 5.112%, 5/15/26	12,524	11,890
[a]8384927.SQ.FTS.B, 5.112%, 5/15/26	9,952	9,497
[a]8386310.SQ.FTS.B, 5.113%, 5/15/26	22,305	21,051
[a]8387062.SQ.FTS.B, 5.114%, 5/15/26	18,608	17,760
[a]8387244.SQ.FTS.B, 5.115%, 5/15/26	15,195	14,413
[a]8385107.SQ.FTS.B, 5.117%, 5/15/26	6,054	5,713
[a]8384758.SQ.FTS.B, 5.119%, 5/15/26	4,464	4,238
[a]8385372.SQ.FTS.B, 5.41%, 5/15/26	13,299	12,721
[a]8385694.SQ.FTS.B, 5.66%, 5/15/26	6,522	6,260

84	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8386817.SQ.FTS.B, 5.66%, 5/15/26	$18,507	$17,689
[a]8384836.SQ.FTS.B, 5.667%, 5/15/26	4,892	4,563
[a]8386006.SQ.FTS.B, 5.672%, 5/15/26	2,483	2,368
[a]8387404.SQ.FTS.B, 6.351%, 5/15/26	683	650
[a]8387421.SQ.FTS.B, 6.42%, 5/15/26	4,538	4,316
[a]8387503.SQ.FTS.B, 6.421%, 5/15/26	18,072	17,121
[a]8384801.SQ.FTS.B, 6.537%, 5/15/26	2,902	2,310
[a]8385227.SQ.FTS.B, 6.543%, 5/15/26	6,074	5,803
[a]8387058.SQ.FTS.B, 6.578%, 5/15/26	979	900
[a]8386230.SQ.FTS.B, 6.67%, 5/15/26	5,429	5,199
[a]8385753.SQ.FTS.B, 6.672%, 5/15/26	12,318	11,796
[a]8385070.SQ.FTS.B, 6.681%, 5/15/26	1,607	1,427
[a]8388609.SQ.FTS.B, 4.781%, 5/16/26	24,618	23,381
[a]8387906.SQ.FTS.B, 4.782%, 5/16/26	2,207	2,106
[a]8388025.SQ.FTS.B, 4.782%, 5/16/26	10,115	9,632
[a]8388012.SQ.FTS.B, 4.962%, 5/16/26	931	652
[a]8388161.SQ.FTS.B, 5.114%, 5/16/26	27,157	25,407
[a]8388087.SQ.FTS.B, 5.646%, 5/16/26	1,912	1,796
[a]8388600.SQ.FTS.B, 5.66%, 5/16/26	709	674
[a]8387991.SQ.FTS.B, 5.912%, 5/16/26	1,918	1,827
[a]8388112.SQ.FTS.B, 5.914%, 5/16/26	2,881	2,734
[a]8388354.SQ.FTS.B, 5.919%, 5/16/26	2,899	2,748
[a]8388107.SQ.FTS.B, 6.157%, 5/16/26	1,104	1,050
[a]8387930.SQ.FTS.B, 6.421%, 5/16/26	4,887	4,648
[a]8388380.SQ.FTS.B, 6.422%, 5/16/26	29,593	28,116
[a]8387966.SQ.FTS.B, 6.55%, 5/16/26	3,633	3,514
[a]8388126.SQ.FTS.B, 6.551%, 5/16/26	6,985	3,545
[a]8389134.SQ.FTS.B, 4.78%, 5/17/26	2,309	2,214
[a]8389216.SQ.FTS.B, 4.95%, 5/17/26	2,806	1,974
[a]8389198.SQ.FTS.B, 4.96%, 5/17/26	2,017	1,810
[a]8389470.SQ.FTS.B, 5.114%, 5/17/26	39,963	37,877
[a]8389234.SQ.FTS.B, 5.116%, 5/17/26	8,352	7,916
[a]8389162.SQ.FTS.B, 5.12%, 5/17/26	4,222	3,805
[a]8389301.SQ.FTS.B, 5.398%, 5/17/26	1,579	1,507
[a]8388857.SQ.FTS.B, 5.66%, 5/17/26	38,592	36,459
[a]8389417.SQ.FTS.B, 5.911%, 5/17/26	6,041	5,781
[a]8389324.SQ.FTS.B, 6.419%, 5/17/26	10,546	10,140
[a]8389413.SQ.FTS.B, 6.419%, 5/17/26	1,427	1,351
[a]8388835.SQ.FTS.B, 6.67%, 5/17/26	3,062	2,882
[a]8389315.SQ.FTS.B, 6.692%, 5/17/26	1,266	1,168
[a]8392377.SQ.FTS.B, 4.778%, 5/18/26	9,267	8,785
[a]8392454.SQ.FTS.B, 4.779%, 5/18/26	11,253	10,762
[a]8392956.SQ.FTS.B, 4.779%, 5/18/26	28,724	27,106
[a]8390997.SQ.FTS.B, 4.78%, 5/18/26	11,830	11,235
[a]8391178.SQ.FTS.B, 4.78%, 5/18/26	12,046	11,493
[a]8391316.SQ.FTS.B, 4.78%, 5/18/26	58,355	55,068
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8392293.SQ.FTS.B, 4.78%, 5/18/26	$5,971	$5,702
[a]8393308.SQ.FTS.B, 4.78%, 5/18/26	3,060	2,914
[a]8391135.SQ.FTS.B, 4.787%, 5/18/26	3,033	2,888
[a]8393391.SQ.FTS.B, 4.953%, 5/18/26	706	684
[a]8391155.SQ.FTS.B, 5.104%, 5/18/26	3,271	3,112
[a]8390289.SQ.FTS.B, 5.113%, 5/18/26	42,070	39,362
[a]8392935.SQ.FTS.B, 5.122%, 5/18/26	1,570	1,508
[a]8392209.SQ.FTS.B, 5.406%, 5/18/26	6,813	6,392
[a]8393245.SQ.FTS.B, 5.635%, 5/18/26	4,576	4,293
[a]8392674.SQ.FTS.B, 5.66%, 5/18/26	31,216	29,134
[a]8392328.SQ.FTS.B, 5.664%, 5/18/26	7,598	7,223
[a]8392943.SQ.FTS.B, 5.677%, 5/18/26	1,878	1,786
[a]8393412.SQ.FTS.B, 5.909%, 5/18/26	7,898	7,499
[a]8392094.SQ.FTS.B, 5.913%, 5/18/26	10,859	9,971
[a]8392575.SQ.FTS.B, 5.913%, 5/18/26	6,210	5,972
[a]8390245.SQ.FTS.B, 6.311%, 5/18/26	1,554	1,480
[a]8391994.SQ.FTS.B, 6.325%, 5/18/26	1,491	1,315
[a]8392090.SQ.FTS.B, 6.327%, 5/18/26	1,403	1,083
[a]8393363.SQ.FTS.B, 6.327%, 5/18/26	3,546	2,736
[a]8392006.SQ.FTS.B, 6.415%, 5/18/26	2,209	1,844
[a]8391904.SQ.FTS.B, 6.425%, 5/18/26	7,178	6,903
[a]8392026.SQ.FTS.B, 6.55%, 5/18/26	6,904	6,488
[a]8393213.SQ.FTS.B, 6.673%, 5/18/26	4,744	4,378
[a]8394030.SQ.FTS.B, 4.769%, 5/19/26	1,217	1,161
[a]8395196.SQ.FTS.B, 4.779%, 5/19/26	26,650	25,430
[a]8393617.SQ.FTS.B, 4.78%, 5/19/26	18,374	17,570
[a]8394048.SQ.FTS.B, 4.78%, 5/19/26	13,077	12,482
[a]8394529.SQ.FTS.B, 4.78%, 5/19/26	14,503	13,838
[a]8395466.SQ.FTS.B, 4.78%, 5/19/26	24,791	23,679
[a]8395846.SQ.FTS.B, 4.78%, 5/19/26	28,140	26,845
[a]8396193.SQ.FTS.B, 4.78%, 5/19/26	47,842	44,078
[a]8396735.SQ.FTS.B, 5.113%, 5/19/26	61,309	58,277
[a]8394899.SQ.FTS.B, 5.409%, 5/19/26	27,085	25,851
[a]8396118.SQ.FTS.B, 5.409%, 5/19/26	8,318	7,921
[a]8395797.SQ.FTS.B, 5.624%, 5/19/26	1,344	1,289
[a]8395812.SQ.FTS.B, 5.672%, 5/19/26	1,876	1,804
[a]8396707.SQ.FTS.B, 6.141%, 5/19/26	1,547	1,484
[a]8393486.SQ.FTS.B, 6.148%, 5/19/26	8,177	7,839
[a]8393583.SQ.FTS.B, 6.335%, 5/19/26	3,031	2,761
[a]8393873.SQ.FTS.B, 6.404%, 5/19/26	1,118	1,050
[a]8395183.SQ.FTS.B, 6.415%, 5/19/26	1,295	1,238
[a]8394291.SQ.FTS.B, 6.417%, 5/19/26	3,372	3,260
[a]8393879.SQ.FTS.B, 6.421%, 5/19/26	2,773	2,606
[a]8394394.SQ.FTS.B, 6.421%, 5/19/26	4,597	4,374
[a]8393891.SQ.FTS.B, 6.422%, 5/19/26	8,880	8,403
[a]8394795.SQ.FTS.B, 6.543%, 5/19/26	4,626	4,324

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	85

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8394865.SQ.FTS.B, 6.552%, 5/19/26	$1,568	$1,509
[a]8396606.SQ.FTS.B, 6.673%, 5/19/26	9,516	8,964
[a]8395768.SQ.FTS.B, 6.681%, 5/19/26	2,624	1,630
[a]8398979.SQ.FTS.B, 4.777%, 5/20/26	8,756	8,354
[a]8398647.SQ.FTS.B, 4.778%, 5/20/26	13,077	12,476
[a]8400517.SQ.FTS.B, 4.778%, 5/20/26	15,293	14,559
[a]8399347.SQ.FTS.B, 4.78%, 5/20/26	8,342	7,967
[a]8399504.SQ.FTS.B, 4.78%, 5/20/26	48,159	45,446
[a]8400307.SQ.FTS.B, 4.78%, 5/20/26	4,430	4,197
[a]8400963.SQ.FTS.B, 4.78%, 5/20/26	8,191	7,798
[a]8397850.SQ.FTS.B, 4.781%, 5/20/26	33,801	32,096
[a]8400388.SQ.FTS.B, 4.958%, 5/20/26	13,326	12,416
[a]8398933.SQ.FTS.B, 5.107%, 5/20/26	2,467	2,353
[a]8401027.SQ.FTS.B, 5.113%, 5/20/26	50,903	48,322
[a]8399103.SQ.FTS.B, 5.115%, 5/20/26	20,137	19,210
[a]8400621.SQ.FTS.B, 5.118%, 5/20/26	7,447	6,738
[a]8399948.SQ.FTS.B, 5.123%, 5/20/26	3,124	2,980
[a]8398559.SQ.FTS.B, 5.407%, 5/20/26	2,242	2,067
[a]8397246.SQ.FTS.B, 5.409%, 5/20/26	35,322	33,455
[a]8400330.SQ.FTS.B, 5.409%, 5/20/26	7,758	7,386
[a]8398960.SQ.FTS.B, 5.626%, 5/20/26	3,005	1,772
[a]8398847.SQ.FTS.B, 5.667%, 5/20/26	4,879	4,599
[a]8399971.SQ.FTS.B, 6.152%, 5/20/26	38,644	36,231
[a]8400515.SQ.FTS.B, 6.289%, 5/20/26	144	138
[a]8400323.SQ.FTS.B, 6.307%, 5/20/26	684	645
[a]8400678.SQ.FTS.B, 6.327%, 5/20/26	26,216	24,945
[a]8398502.SQ.FTS.B, 6.419%, 5/20/26	2,343	2,265
[a]8400919.SQ.FTS.B, 6.425%, 5/20/26	4,130	3,460
[a]8400298.SQ.FTS.B, 6.551%, 5/20/26	1,297	1,047
[a]8405836.SQ.FTS.B, 4.779%, 5/21/26	49,689	47,067
[a]8404317.SQ.FTS.B, 4.78%, 5/21/26	4,077	3,884
[a]8404855.SQ.FTS.B, 4.78%, 5/21/26	31,998	30,193
[a]8405333.SQ.FTS.B, 4.78%, 5/21/26	6,193	5,906
[a]8406291.SQ.FTS.B, 4.78%, 5/21/26	23,672	22,533
[a]8407192.SQ.FTS.B, 4.78%, 5/21/26	31,802	30,023
[a]8405479.SQ.FTS.B, 5.102%, 5/21/26	2,511	2,388
[a]8404413.SQ.FTS.B, 5.112%, 5/21/26	19,999	19,138
[a]8405748.SQ.FTS.B, 5.113%, 5/21/26	10,093	9,611
[a]8407535.SQ.FTS.B, 5.113%, 5/21/26	61,071	57,177
[a]8403433.SQ.FTS.B, 5.409%, 5/21/26	52,076	48,866
[a]8405263.SQ.FTS.B, 5.63%, 5/21/26	2,895	2,787
[a]8407071.SQ.FTS.B, 5.635%, 5/21/26	4,023	3,859
[a]8404245.SQ.FTS.B, 5.639%, 5/21/26	1,244	1,193
[a]8406513.SQ.FTS.B, 5.66%, 5/21/26	42,197	40,316
[a]8405494.SQ.FTS.B, 5.666%, 5/21/26	5,691	5,362
[a]8405236.SQ.FTS.B, 5.676%, 5/21/26	1,944	1,856
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8405447.SQ.FTS.B, 5.905%, 5/21/26	$1,606	$1,545
[a]8407050.SQ.FTS.B, 5.911%, 5/21/26	1,828	1,715
[a]8407124.SQ.FTS.B, 6.149%, 5/21/26	3,870	3,665
[a]8403353.SQ.FTS.B, 6.154%, 5/21/26	9,959	9,353
[a]8407488.SQ.FTS.B, 6.327%, 5/21/26	26,490	24,974
[a]8405532.SQ.FTS.B, 6.422%, 5/21/26	21,490	19,667
[a]8404145.SQ.FTS.B, 6.679%, 5/21/26	2,338	1,843
[a]8410750.SQ.FTS.B, 4.78%, 5/22/26	10,404	9,900
[a]8412470.SQ.FTS.B, 4.78%, 5/22/26	4,103	3,905
[a]8409080.SQ.FTS.B, 4.781%, 5/22/26	8,323	7,921
[a]8409788.SQ.FTS.B, 4.781%, 5/22/26	24,586	23,453
[a]8409455.SQ.FTS.B, 4.782%, 5/22/26	9,728	9,285
[a]8409305.SQ.FTS.B, 4.783%, 5/22/26	8,418	8,027
[a]8408933.SQ.FTS.B, 5.114%, 5/22/26	6,635	6,211
[a]8409622.SQ.FTS.B, 5.121%, 5/22/26	2,087	1,991
[a]8409664.SQ.FTS.B, 5.636%, 5/22/26	9,491	8,301
[a]8412395.SQ.FTS.B, 5.66%, 5/22/26	4,825	4,262
[a]8411683.SQ.FTS.B, 5.912%, 5/22/26	56,186	51,673
[a]8411494.SQ.FTS.B, 6.151%, 5/22/26	16,188	15,196
[a]8412696.SQ.FTS.B, 6.152%, 5/22/26	37,285	35,444
[a]8412550.SQ.FTS.B, 6.422%, 5/22/26	2,475	2,392
[a]8412603.SQ.FTS.B, 6.426%, 5/22/26	6,247	5,271
[a]8413138.SQ.FTS.B, 4.777%, 5/23/26	8,989	8,553
[a]8413717.SQ.FTS.B, 4.777%, 5/23/26	8,690	6,494
[a]8413636.SQ.FTS.B, 4.778%, 5/23/26	7,396	7,041
[a]8413463.SQ.FTS.B, 4.78%, 5/23/26	8,564	8,084
[a]8413702.SQ.FTS.B, 4.78%, 5/23/26	1,522	1,454
[a]8413790.SQ.FTS.B, 4.78%, 5/23/26	3,271	3,121
[a]8413337.SQ.FTS.B, 4.786%, 5/23/26	4,977	4,715
[a]8413527.SQ.FTS.B, 5.66%, 5/23/26	778	752
[a]8413041.SQ.FTS.B, 5.909%, 5/23/26	10,064	9,556
[a]8413379.SQ.FTS.B, 5.91%, 5/23/26	5,884	5,609
[a]8413442.SQ.FTS.B, 5.912%, 5/23/26	2,519	2,392
[a]8413815.SQ.FTS.B, 5.916%, 5/23/26	7,039	6,683
[a]8413538.SQ.FTS.B, 6.149%, 5/23/26	3,005	2,593
[a]8413895.SQ.FTS.B, 6.151%, 5/23/26	29,205	27,761
[a]8413307.SQ.FTS.B, 6.156%, 5/23/26	3,465	3,254
[a]8413565.SQ.FTS.B, 6.157%, 5/23/26	1,016	936
[a]8413298.SQ.FTS.B, 6.316%, 5/23/26	908	856
[a]8413209.SQ.FTS.B, 6.318%, 5/23/26	2,651	2,461
[a]8413572.SQ.FTS.B, 6.418%, 5/23/26	7,035	6,698
[a]8413234.SQ.FTS.B, 6.421%, 5/23/26	6,489	6,241
[a]8413883.SQ.FTS.B, 6.541%, 5/23/26	875	837
[a]8413126.SQ.FTS.B, 6.559%, 5/23/26	991	947
[a]8414468.SQ.FTS.B, 4.778%, 5/24/26	5,039	4,786
[a]8414393.SQ.FTS.B, 4.78%, 5/24/26	6,372	6,078

86	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8414502.SQ.FTS.B, 4.782%, 5/24/26	$6,572	$6,253
[a]8414163.SQ.FTS.B, 4.784%, 5/24/26	3,268	3,085
[a]8414546.SQ.FTS.B, 5.113%, 5/24/26	21,868	20,730
[a]8414189.SQ.FTS.B, 5.114%, 5/24/26	19,829	18,975
[a]8416759.SQ.FTS.B, 4.78%, 5/25/26	7,200	6,876
[a]8416999.SQ.FTS.B, 4.78%, 5/25/26	4,122	3,936
[a]8417855.SQ.FTS.B, 4.78%, 5/25/26	3,890	3,705
[a]8418722.SQ.FTS.B, 4.78%, 5/25/26	43,404	41,396
[a]8417424.SQ.FTS.B, 4.782%, 5/25/26	7,622	7,255
[a]8417818.SQ.FTS.B, 4.956%, 5/25/26	3,763	3,553
[a]8414735.SQ.FTS.B, 5.108%, 5/25/26	4,205	4,001
[a]8417904.SQ.FTS.B, 5.408%, 5/25/26	5,408	5,151
[a]8419127.SQ.FTS.B, 5.408%, 5/25/26	44,363	41,923
[a]8415856.SQ.FTS.B, 5.409%, 5/25/26	3,925	3,749
[a]8417501.SQ.FTS.B, 5.409%, 5/25/26	26,161	23,189
[a]8414775.SQ.FTS.B, 5.617%, 5/25/26	735	670
[a]8416083.SQ.FTS.B, 5.646%, 5/25/26	2,302	2,022
[a]8415981.SQ.FTS.B, 5.66%, 5/25/26	2,687	2,542
[a]8416184.SQ.FTS.B, 6.151%, 5/25/26	15,858	15,231
[a]8417970.SQ.FTS.B, 6.151%, 5/25/26	62,042	58,294
[a]8416979.SQ.FTS.B, 6.152%, 5/25/26	1,633	1,418
[a]8417269.SQ.FTS.B, 6.152%, 5/25/26	10,439	9,942
[a]8416582.SQ.FTS.B, 6.153%, 5/25/26	8,374	8,043
[a]8416891.SQ.FTS.B, 6.324%, 5/25/26	4,725	4,497
[a]8415316.SQ.FTS.B, 6.421%, 5/25/26	20,328	19,240
[a]8417069.SQ.FTS.B, 6.424%, 5/25/26	9,050	8,561
[a]8416140.SQ.FTS.B, 6.526%, 5/25/26	1,367	1,294
[a]8417212.SQ.FTS.B, 6.535%, 5/25/26	2,610	2,158
[a]8424509.SQ.FTS.B, 4.776%, 5/26/26	4,812	4,583
[a]8421680.SQ.FTS.B, 4.78%, 5/26/26	1,555	1,483
[a]8421885.SQ.FTS.B, 4.78%, 5/26/26	13,084	12,447
[a]8422379.SQ.FTS.B, 4.78%, 5/26/26	18,595	17,629
[a]8422864.SQ.FTS.B, 4.78%, 5/26/26	53,733	51,241
[a]8424490.SQ.FTS.B, 4.78%, 5/26/26	1,035	988
[a]8422784.SQ.FTS.B, 4.783%, 5/26/26	7,456	7,123
[a]8424227.SQ.FTS.B, 4.959%, 5/26/26	6,446	6,048
[a]8424072.SQ.FTS.B, 5.111%, 5/26/26	14,788	14,048
[a]8421698.SQ.FTS.B, 5.113%, 5/26/26	13,184	12,370
[a]8423658.SQ.FTS.B, 5.113%, 5/26/26	9,210	8,639
[a]8424293.SQ.FTS.B, 5.402%, 5/26/26	2,517	2,239
[a]8421148.SQ.FTS.B, 5.409%, 5/26/26	4,282	3,968
[a]8424750.SQ.FTS.B, 5.409%, 5/26/26	10,525	10,025
[a]8424599.SQ.FTS.B, 5.411%, 5/26/26	11,148	10,537
[a]8422220.SQ.FTS.B, 5.412%, 5/26/26	7,527	7,187
[a]8424330.SQ.FTS.B, 5.637%, 5/26/26	11,204	10,570
[a]8424559.SQ.FTS.B, 5.66%, 5/26/26	3,199	3,055
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8424693.SQ.FTS.B, 5.66%, 5/26/26	$4,049	$3,794
[a]8422688.SQ.FTS.B, 5.902%, 5/26/26	2,054	1,944
[a]8422729.SQ.FTS.B, 6.155%, 5/26/26	4,736	4,511
[a]8423748.SQ.FTS.B, 6.421%, 5/26/26	28,486	27,101
[a]8421022.SQ.FTS.B, 6.548%, 5/26/26	11,121	10,491
[a]8421165.SQ.FTS.B, 6.672%, 5/26/26	51,308	35,336
[a]8423653.SQ.FTS.B, 6.709%, 5/26/26	840	789
[a]8430503.SQ.FTS.B, 4.778%, 5/27/26	6,644	6,216
[a]8431541.SQ.FTS.B, 4.778%, 5/27/26	12,728	11,909
[a]8427251.SQ.FTS.B, 4.78%, 5/27/26	27,620	25,842
[a]8427914.SQ.FTS.B, 4.78%, 5/27/26	19,532	18,282
[a]8428786.SQ.FTS.B, 4.78%, 5/27/26	97,350	91,081
[a]8427786.SQ.FTS.B, 4.956%, 5/27/26	789	652
[a]8430591.SQ.FTS.B, 5.105%, 5/27/26	1,544	1,434
[a]8427838.SQ.FTS.B, 5.106%, 5/27/26	3,701	3,448
[a]8428311.SQ.FTS.B, 5.409%, 5/27/26	24,520	22,745
[a]8430639.SQ.FTS.B, 5.66%, 5/27/26	67,078	61,981
[a]8431183.SQ.FTS.B, 6.151%, 5/27/26	43,572	40,070
[a]8430034.SQ.FTS.B, 6.152%, 5/27/26	37,664	34,604
[a]8429942.SQ.FTS.B, 6.42%, 5/27/26	8,550	7,816
[a]8427635.SQ.FTS.B, 6.423%, 5/27/26	9,097	8,249
[a]8430478.SQ.FTS.B, 6.539%, 5/27/26	2,400	2,192
[a]8431830.SQ.FTS.B, 4.771%, 5/28/26	3,616	3,385
[a]8431845.SQ.FTS.B, 4.779%, 5/28/26	14,768	13,818
[a]8431687.SQ.FTS.B, 4.78%, 5/28/26	11,165	10,451
[a]8431924.SQ.FTS.B, 4.78%, 5/28/26	11,638	10,893
[a]8432202.SQ.FTS.B, 4.781%, 5/28/26	12,112	11,335
[a]8432382.SQ.FTS.B, 4.783%, 5/28/26	2,700	2,526
[a]8431901.SQ.FTS.B, 4.966%, 5/28/26	3,014	2,784
[a]8431767.SQ.FTS.B, 4.969%, 5/28/26	992	917
[a]8432071.SQ.FTS.B, 5.111%, 5/28/26	9,773	9,101
[a]8431771.SQ.FTS.B, 5.112%, 5/28/26	8,376	7,806
[a]8432403.SQ.FTS.B, 5.113%, 5/28/26	11,807	10,993
[a]8432458.SQ.FTS.B, 5.409%, 5/28/26	52,605	48,758
[a]8432282.SQ.FTS.B, 5.66%, 5/28/26	938	863
[a]8432287.SQ.FTS.B, 5.911%, 5/28/26	12,308	11,355
[a]8432172.SQ.FTS.B, 6.152%, 5/28/26	4,386	4,024
[a]8432374.SQ.FTS.B, 6.314%, 5/28/26	893	807
[a]8432335.SQ.FTS.B, 6.321%, 5/28/26	3,674	3,289
[a]8431801.SQ.FTS.B, 6.332%, 5/28/26	2,268	2,061
[a]8432358.SQ.FTS.B, 6.344%, 5/28/26	1,382	1,258
[a]8432362.SQ.FTS.B, 6.421%, 5/28/26	1,325	1,200
[a]8432017.SQ.FTS.B, 6.422%, 5/28/26	6,519	5,973
[a]8431819.SQ.FTS.B, 6.545%, 5/28/26	2,418	2,204
[a]8434417.SQ.FTS.B, 4.776%, 5/29/26	5,832	5,456
[a]8432699.SQ.FTS.B, 4.78%, 5/29/26	8,919	8,347

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	87

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8435125.SQ.FTS.B, 4.78%, 5/29/26	$3,177	$2,973
[a]8433832.SQ.FTS.B, 4.781%, 5/29/26	10,604	9,920
[a]8434140.SQ.FTS.B, 4.781%, 5/29/26	10,102	9,451
[a]8435176.SQ.FTS.B, 4.782%, 5/29/26	13,986	13,084
[a]8433741.SQ.FTS.B, 4.79%, 5/29/26	3,254	3,045
[a]8436366.SQ.FTS.B, 4.951%, 5/29/26	5,281	4,863
[a]8434607.SQ.FTS.B, 4.959%, 5/29/26	3,315	3,066
[a]8435906.SQ.FTS.B, 5.113%, 5/29/26	8,492	7,917
[a]8436420.SQ.FTS.B, 5.113%, 5/29/26	21,426	19,968
[a]8434105.SQ.FTS.B, 5.406%, 5/29/26	1,685	1,563
[a]8433074.SQ.FTS.B, 5.407%, 5/29/26	7,881	7,297
[a]8436179.SQ.FTS.B, 5.407%, 5/29/26	17,578	16,318
[a]8435468.SQ.FTS.B, 5.408%, 5/29/26	34,692	32,207
[a]8434676.SQ.FTS.B, 5.409%, 5/29/26	37,570	34,834
[a]8432926.SQ.FTS.B, 5.414%, 5/29/26	5,719	5,311
[a]8433471.SQ.FTS.B, 5.66%, 5/29/26	2,918	2,696
[a]8435292.SQ.FTS.B, 5.66%, 5/29/26	17,265	15,954
[a]8433561.SQ.FTS.B, 5.908%, 5/29/26	5,649	5,202
[a]8434522.SQ.FTS.B, 5.918%, 5/29/26	3,491	3,195
[a]8436736.SQ.FTS.B, 6.145%, 5/29/26	4,172	3,828
[a]8436047.SQ.FTS.B, 6.153%, 5/29/26	13,348	12,230
[a]8433551.SQ.FTS.B, 6.305%, 5/29/26	723	655
[a]8433304.SQ.FTS.B, 6.322%, 5/29/26	5,155	4,703
[a]8435832.SQ.FTS.B, 6.325%, 5/29/26	6,514	5,978
[a]8434271.SQ.FTS.B, 6.419%, 5/29/26	7,907	7,199
[a]8434121.SQ.FTS.B, 6.659%, 5/29/26	1,787	1,625
[a]8434664.SQ.FTS.B, 6.69%, 5/29/26	1,184	1,076
[a]8437595.SQ.FTS.B, 4.776%, 5/30/26	7,154	6,697
[a]8437003.SQ.FTS.B, 4.778%, 5/30/26	6,863	6,423
[a]8437831.SQ.FTS.B, 4.78%, 5/30/26	1,060	992
[a]8437072.SQ.FTS.B, 4.781%, 5/30/26	29,796	27,883
[a]8437899.SQ.FTS.B, 4.781%, 5/30/26	9,101	8,510
[a]8437539.SQ.FTS.B, 5.111%, 5/30/26	5,784	5,386
[a]8437839.SQ.FTS.B, 5.112%, 5/30/26	7,405	6,898
[a]8437660.SQ.FTS.B, 5.41%, 5/30/26	18,245	16,950
[a]8437070.SQ.FTS.B, 6.344%, 5/30/26	856	776
[a]8437422.SQ.FTS.B, 6.423%, 5/30/26	8,927	8,122
[a]8438052.SQ.FTS.B, 4.78%, 6/01/26	5,798	5,426
[a]8438910.SQ.FTS.B, 4.78%, 6/01/26	10,151	9,497
[a]8437980.SQ.FTS.B, 4.783%, 6/01/26	5,219	4,884
[a]8439017.SQ.FTS.B, 4.967%, 6/01/26	1,115	1,027
[a]8438408.SQ.FTS.B, 4.984%, 6/01/26	868	807
[a]8438167.SQ.FTS.B, 5.41%, 6/01/26	12,341	11,432
[a]8439025.SQ.FTS.B, 5.911%, 6/01/26	8,646	7,951
[a]8438114.SQ.FTS.B, 6.145%, 6/01/26	2,677	2,458
[a]8438154.SQ.FTS.B, 6.164%, 6/01/26	1,544	1,416
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8438390.SQ.FTS.B, 6.164%, 6/01/26	$910	$831
[a]8438501.SQ.FTS.B, 6.421%, 6/01/26	34,377	31,464
[a]8438415.SQ.FTS.B, 6.545%, 6/01/26	5,967	5,440
[a]8438042.SQ.FTS.B, 6.569%, 6/01/26	935	852
[a]8441445.SQ.FTS.B, 4.78%, 6/02/26	7,346	6,874
[a]8442194.SQ.FTS.B, 4.78%, 6/02/26	3,710	3,473
[a]8443850.SQ.FTS.B, 4.78%, 6/02/26	32,677	30,580
[a]8440815.SQ.FTS.B, 4.781%, 6/02/26	14,446	13,507
[a]8443617.SQ.FTS.B, 4.782%, 6/02/26	7,965	7,453
[a]8442233.SQ.FTS.B, 4.786%, 6/02/26	2,096	1,960
[a]8441943.SQ.FTS.B, 4.955%, 6/02/26	11,035	10,177
[a]8443128.SQ.FTS.B, 5.113%, 6/02/26	32,825	30,583
[a]8441573.SQ.FTS.B, 5.114%, 6/02/26	18,814	17,453
[a]8442655.SQ.FTS.B, 5.114%, 6/02/26	30,135	28,075
[a]8443769.SQ.FTS.B, 5.412%, 6/02/26	3,939	3,653
[a]8439598.SQ.FTS.B, 5.66%, 6/02/26	23,975	22,170
[a]8442115.SQ.FTS.B, 5.909%, 6/02/26	3,161	2,915
[a]8441169.SQ.FTS.B, 5.911%, 6/02/26	14,087	12,948
[a]8442301.SQ.FTS.B, 5.913%, 6/02/26	24,208	22,330
[a]8442595.SQ.FTS.B, 6.16%, 6/02/26	2,228	2,044
[a]8440684.SQ.FTS.B, 6.326%, 6/02/26	3,408	3,100
[a]8441924.SQ.FTS.B, 6.435%, 6/02/26	1,545	1,415
[a]8442288.SQ.FTS.B, 6.534%, 6/02/26	2,288	2,087
[a]8442638.SQ.FTS.B, 6.551%, 6/02/26	2,547	2,323
[a]8439488.SQ.FTS.B, 6.667%, 6/02/26	3,124	2,839
[a]8445811.SQ.FTS.B, 4.776%, 6/03/26	8,107	7,590
[a]8444517.SQ.FTS.B, 4.778%, 6/03/26	14,107	13,198
[a]8446276.SQ.FTS.B, 4.779%, 6/03/26	10,221	9,563
[a]8444406.SQ.FTS.B, 4.78%, 6/03/26	9,161	8,570
[a]8446021.SQ.FTS.B, 4.78%, 6/03/26	12,143	11,369
[a]8446230.SQ.FTS.B, 4.78%, 6/03/26	2,674	2,502
[a]8446538.SQ.FTS.B, 4.78%, 6/03/26	1,994	1,864
[a]8447540.SQ.FTS.B, 4.78%, 6/03/26	6,304	5,898
[a]8444735.SQ.FTS.B, 4.781%, 6/03/26	24,791	23,144
[a]8445436.SQ.FTS.B, 4.782%, 6/03/26	12,628	11,813
[a]8447514.SQ.FTS.B, 4.785%, 6/03/26	4,858	4,543
[a]8444305.SQ.FTS.B, 4.786%, 6/03/26	4,105	3,843
[a]8447129.SQ.FTS.B, 4.792%, 6/03/26	1,143	1,070
[a]8446005.SQ.FTS.B, 4.941%, 6/03/26	945	882
[a]8447075.SQ.FTS.B, 5.11%, 6/03/26	4,241	3,950
[a]8448159.SQ.FTS.B, 5.113%, 6/03/26	21,130	19,630
[a]8448720.SQ.FTS.B, 5.114%, 6/03/26	38,534	35,913
[a]8446740.SQ.FTS.B, 5.409%, 6/03/26	35,320	32,812
[a]8448116.SQ.FTS.B, 5.416%, 6/03/26	4,316	4,009
[a]8445278.SQ.FTS.B, 5.66%, 6/03/26	7,489	6,923
[a]8445700.SQ.FTS.B, 5.66%, 6/03/26	5,069	4,679

88	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8449134.SQ.FTS.B, 5.66%, 6/03/26	$4,353	$4,012
[a]8444651.SQ.FTS.B, 5.907%, 6/03/26	3,536	3,257
[a]8446499.SQ.FTS.B, 5.912%, 6/03/26	5,338	4,918
[a]8446421.SQ.FTS.B, 6.149%, 6/03/26	6,486	5,960
[a]8447587.SQ.FTS.B, 6.151%, 6/03/26	59,133	54,231
[a]8447294.SQ.FTS.B, 6.152%, 6/03/26	16,831	15,445
[a]8448334.SQ.FTS.B, 6.152%, 6/03/26	22,088	20,236
[a]8446699.SQ.FTS.B, 6.312%, 6/03/26	1,645	1,498
[a]8446552.SQ.FTS.B, 6.415%, 6/03/26	3,843	3,517
[a]8447145.SQ.FTS.B, 6.421%, 6/03/26	10,746	9,831
[a]8449199.SQ.FTS.B, 6.423%, 6/03/26	26,591	24,307
[a]8446457.SQ.FTS.B, 6.542%, 6/03/26	5,319	4,854
[a]8446682.SQ.FTS.B, 6.67%, 6/03/26	1,007	909
[a]8446591.SQ.FTS.B, 6.671%, 6/03/26	7,705	7,008
[a]8446147.SQ.FTS.B, 6.678%, 6/03/26	1,962	1,734
[a]8448136.SQ.FTS.B, 6.688%, 6/03/26	2,105	1,910
[a]8451510.SQ.FTS.B, 4.769%, 6/04/26	2,595	2,429
[a]8450587.SQ.FTS.B, 4.777%, 6/04/26	4,995	4,674
[a]8452091.SQ.FTS.B, 4.777%, 6/04/26	3,708	3,468
[a]8454287.SQ.FTS.B, 4.778%, 6/04/26	7,406	6,929
[a]8449478.SQ.FTS.B, 4.78%, 6/04/26	72,404	67,711
[a]8452324.SQ.FTS.B, 4.78%, 6/04/26	15,160	14,172
[a]8452502.SQ.FTS.B, 4.78%, 6/04/26	2,097	1,962
[a]8454450.SQ.FTS.B, 4.78%, 6/04/26	4,237	3,954
[a]8451698.SQ.FTS.B, 4.782%, 6/04/26	6,800	6,363
[a]8450813.SQ.FTS.B, 4.942%, 6/04/26	1,212	1,118
[a]8451438.SQ.FTS.B, 4.948%, 6/04/26	1,140	1,032
[a]8451860.SQ.FTS.B, 4.959%, 6/04/26	1,340	1,224
[a]8451646.SQ.FTS.B, 5.106%, 6/04/26	2,946	2,729
[a]8450698.SQ.FTS.B, 5.107%, 6/04/26	1,660	1,516
[a]8451555.SQ.FTS.B, 5.11%, 6/04/26	8,296	7,722
[a]8450865.SQ.FTS.B, 5.111%, 6/04/26	2,764	2,572
[a]8451000.SQ.FTS.B, 5.113%, 6/04/26	4,068	3,785
[a]8451879.SQ.FTS.B, 5.114%, 6/04/26	6,557	6,108
[a]8453315.SQ.FTS.B, 5.407%, 6/04/26	9,152	8,491
[a]8450735.SQ.FTS.B, 5.66%, 6/04/26	1,166	1,078
[a]8450926.SQ.FTS.B, 5.66%, 6/04/26	2,332	2,155
[a]8451965.SQ.FTS.B, 5.66%, 6/04/26	14,774	13,678
[a]8452546.SQ.FTS.B, 5.66%, 6/04/26	54,766	50,579
[a]8453728.SQ.FTS.B, 5.66%, 6/04/26	84,184	77,897
[a]8452512.SQ.FTS.B, 5.905%, 6/04/26	1,874	1,725
[a]8449473.SQ.FTS.B, 5.912%, 6/04/26	1,135	1,048
[a]8453472.SQ.FTS.B, 5.912%, 6/04/26	21,281	19,600
[a]8452208.SQ.FTS.B, 5.914%, 6/04/26	7,197	6,630
[a]8450823.SQ.FTS.B, 6.155%, 6/04/26	1,465	1,343
[a]8454323.SQ.FTS.B, 6.329%, 6/04/26	10,679	9,696
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8451129.SQ.FTS.B, 6.339%, 6/04/26	$2,166	$1,978
[a]8450845.SQ.FTS.B, 6.418%, 6/04/26	1,436	1,312
[a]8453672.SQ.FTS.B, 6.418%, 6/04/26	4,503	4,117
[a]8451169.SQ.FTS.B, 6.421%, 6/04/26	11,011	10,075
[a]8449446.SQ.FTS.B, 6.511%, 6/04/26	936	855
[a]8452962.SQ.FTS.B, 6.547%, 6/04/26	41,400	37,813
[a]8450651.SQ.FTS.B, 6.666%, 6/04/26	1,080	905
[a]8452138.SQ.FTS.B, 6.669%, 6/04/26	5,146	4,658
[a]8450753.SQ.FTS.B, 6.678%, 6/04/26	3,313	2,997
[a]8458289.SQ.FTS.B, 4.773%, 6/05/26	3,846	3,598
[a]8457630.SQ.FTS.B, 4.776%, 6/05/26	3,477	3,253
[a]8457448.SQ.FTS.B, 4.78%, 6/05/26	5,371	5,024
[a]8457852.SQ.FTS.B, 4.78%, 6/05/26	1,342	1,255
[a]8459740.SQ.FTS.B, 4.78%, 6/05/26	21,387	20,003
[a]8459961.SQ.FTS.B, 4.78%, 6/05/26	18,116	16,944
[a]8460893.SQ.FTS.B, 4.78%, 6/05/26	13,465	12,598
[a]8458143.SQ.FTS.B, 4.783%, 6/05/26	7,015	6,551
[a]8457880.SQ.FTS.B, 4.944%, 6/05/26	1,529	1,411
[a]8457754.SQ.FTS.B, 4.962%, 6/05/26	5,182	4,831
[a]8458348.SQ.FTS.B, 5.111%, 6/05/26	11,964	11,139
[a]8457662.SQ.FTS.B, 5.113%, 6/05/26	4,977	4,634
[a]8456840.SQ.FTS.B, 5.114%, 6/05/26	49,760	46,357
[a]8460154.SQ.FTS.B, 5.408%, 6/05/26	17,304	15,999
[a]8458634.SQ.FTS.B, 5.409%, 6/05/26	11,613	10,776
[a]8457805.SQ.FTS.B, 5.416%, 6/05/26	1,855	1,718
[a]8459389.SQ.FTS.B, 5.629%, 6/05/26	4,105	3,773
[a]8458275.SQ.FTS.B, 5.66%, 6/05/26	1,554	1,436
[a]8460836.SQ.FTS.B, 5.912%, 6/05/26	2,147	1,977
[a]8457823.SQ.FTS.B, 6.132%, 6/05/26	1,715	1,574
[a]8460986.SQ.FTS.B, 6.15%, 6/05/26	40,774	37,380
[a]8458780.SQ.FTS.B, 6.289%, 6/05/26	818	745
[a]8460864.SQ.FTS.B, 6.321%, 6/05/26	1,686	1,540
[a]8457513.SQ.FTS.B, 6.324%, 6/05/26	1,795	1,632
[a]8458815.SQ.FTS.B, 6.327%, 6/05/26	40,366	36,739
[a]8457588.SQ.FTS.B, 6.333%, 6/05/26	2,271	1,938
[a]8459416.SQ.FTS.B, 6.421%, 6/05/26	43,523	39,789
[a]8460369.SQ.FTS.B, 6.422%, 6/05/26	48,735	44,543
[a]8457926.SQ.FTS.B, 6.424%, 6/05/26	7,239	6,605
[a]8457284.SQ.FTS.B, 6.672%, 6/05/26	15,846	14,405
[a]8462948.SQ.FTS.B, 4.775%, 6/06/26	4,660	4,358
[a]8463795.SQ.FTS.B, 4.776%, 6/06/26	7,873	7,362
[a]8461925.SQ.FTS.B, 4.78%, 6/06/26	8,521	7,967
[a]8462031.SQ.FTS.B, 4.78%, 6/06/26	18,185	17,006
[a]8463098.SQ.FTS.B, 4.78%, 6/06/26	5,416	5,067
[a]8463874.SQ.FTS.B, 4.78%, 6/06/26	10,841	10,140
[a]8465216.SQ.FTS.B, 4.78%, 6/06/26	21,512	20,119

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	89

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8465572.SQ.FTS.B, 4.781%, 6/06/26	$42,712	$39,946
[a]8463083.SQ.FTS.B, 5.098%, 6/06/26	2,016	1,877
[a]8462417.SQ.FTS.B, 5.116%, 6/06/26	7,990	7,438
[a]8463597.SQ.FTS.B, 5.116%, 6/06/26	5,354	4,981
[a]8463203.SQ.FTS.B, 5.636%, 6/06/26	1,226	1,122
[a]8462603.SQ.FTS.B, 5.66%, 6/06/26	16,783	15,497
[a]8461852.SQ.FTS.B, 5.666%, 6/06/26	5,816	5,371
[a]8464031.SQ.FTS.B, 5.912%, 6/06/26	104,031	95,729
[a]8462537.SQ.FTS.B, 6.131%, 6/06/26	1,301	1,192
[a]8463248.SQ.FTS.B, 6.152%, 6/06/26	19,138	17,570
[a]8463754.SQ.FTS.B, 6.421%, 6/06/26	4,098	3,725
[a]8465207.SQ.FTS.B, 6.421%, 6/06/26	1,490	1,355
[a]8461456.SQ.FTS.B, 6.422%, 6/06/26	26,559	24,227
[a]8463675.SQ.FTS.B, 6.434%, 6/06/26	1,375	1,255
[a]8463693.SQ.FTS.B, 6.669%, 6/06/26	5,071	4,582
[a]8466591.SQ.FTS.B, 4.78%, 6/07/26	10,597	9,915
[a]8466668.SQ.FTS.B, 4.782%, 6/07/26	3,283	3,070
[a]8466703.SQ.FTS.B, 4.97%, 6/07/26	2,044	1,889
[a]8466459.SQ.FTS.B, 5.112%, 6/07/26	16,792	15,628
[a]8465934.SQ.FTS.B, 5.66%, 6/07/26	7,941	7,333
[a]8466571.SQ.FTS.B, 5.66%, 6/07/26	2,812	2,601
[a]8466728.SQ.FTS.B, 5.66%, 6/07/26	5,083	4,695
[a]8466339.SQ.FTS.B, 5.914%, 6/07/26	15,870	14,602
[a]8466290.SQ.FTS.B, 6.329%, 6/07/26	6,007	5,352
[a]8465988.SQ.FTS.B, 6.423%, 6/07/26	11,032	10,090
[a]8466786.SQ.FTS.B, 6.544%, 6/07/26	2,930	2,672
[a]8466076.SQ.FTS.B, 6.548%, 6/07/26	26,557	24,183
[a]8466686.SQ.FTS.B, 6.564%, 6/07/26	2,135	1,950
[a]8467623.SQ.FTS.B, 4.772%, 6/08/26	4,170	3,899
[a]8467143.SQ.FTS.B, 4.78%, 6/08/26	36,779	34,375
[a]8466889.SQ.FTS.B, 5.115%, 6/08/26	6,480	6,030
[a]8467099.SQ.FTS.B, 5.117%, 6/08/26	6,503	6,055
[a]8467575.SQ.FTS.B, 5.638%, 6/08/26	4,684	4,319
[a]8467663.SQ.FTS.B, 5.647%, 6/08/26	2,208	2,010
[a]8466937.SQ.FTS.B, 6.15%, 6/08/26	23,402	21,500
[a]8467416.SQ.FTS.B, 6.152%, 6/08/26	21,332	19,557
[a]8466851.SQ.FTS.B, 6.155%, 6/08/26	4,815	4,425
[a]8466812.SQ.FTS.B, 6.682%, 6/08/26	3,703	3,378
[a]8468179.SQ.FTS.B, 4.778%, 6/09/26	4,898	4,580
[a]8471753.SQ.FTS.B, 4.778%, 6/09/26	9,508	8,889
[a]8468218.SQ.FTS.B, 4.779%, 6/09/26	5,883	5,498
[a]8470797.SQ.FTS.B, 4.779%, 6/09/26	63,895	59,714
[a]8468739.SQ.FTS.B, 4.78%, 6/09/26	6,950	6,498
[a]8469466.SQ.FTS.B, 4.78%, 6/09/26	10,428	9,746
[a]8469800.SQ.FTS.B, 4.78%, 6/09/26	1,020	953
[a]8470094.SQ.FTS.B, 4.78%, 6/09/26	42,314	39,557
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8471359.SQ.FTS.B, 4.78%, 6/09/26	$6,978	$6,525
[a]8472044.SQ.FTS.B, 4.78%, 6/09/26	7,463	6,978
[a]8469116.SQ.FTS.B, 4.782%, 6/09/26	7,349	6,872
[a]8472266.SQ.FTS.B, 4.783%, 6/09/26	8,389	7,839
[a]8472011.SQ.FTS.B, 4.786%, 6/09/26	3,325	3,109
[a]8470784.SQ.FTS.B, 4.95%, 6/09/26	981	910
[a]8469817.SQ.FTS.B, 4.955%, 6/09/26	8,744	8,010
[a]8470040.SQ.FTS.B, 5.11%, 6/09/26	3,563	3,319
[a]8470543.SQ.FTS.B, 5.11%, 6/09/26	4,448	4,144
[a]8468141.SQ.FTS.B, 5.113%, 6/09/26	4,302	4,004
[a]8468391.SQ.FTS.B, 5.114%, 6/09/26	12,667	11,751
[a]8469699.SQ.FTS.B, 5.115%, 6/09/26	9,592	8,927
[a]8472118.SQ.FTS.B, 5.116%, 6/09/26	11,202	10,425
[a]8469305.SQ.FTS.B, 5.119%, 6/09/26	5,329	4,959
[a]8470584.SQ.FTS.B, 5.409%, 6/09/26	20,608	19,130
[a]8469012.SQ.FTS.B, 5.415%, 6/09/26	5,602	5,191
[a]8469972.SQ.FTS.B, 5.418%, 6/09/26	2,027	1,877
[a]8470540.SQ.FTS.B, 5.622%, 6/09/26	751	684
[a]8469946.SQ.FTS.B, 5.66%, 6/09/26	9,200	8,512
[a]8469649.SQ.FTS.B, 5.666%, 6/09/26	5,706	5,266
[a]8470012.SQ.FTS.B, 5.669%, 6/09/26	4,133	3,818
[a]8471427.SQ.FTS.B, 5.912%, 6/09/26	1,948	1,787
[a]8469624.SQ.FTS.B, 6.142%, 6/09/26	2,383	2,186
[a]8471337.SQ.FTS.B, 6.143%, 6/09/26	2,682	2,463
[a]8471442.SQ.FTS.B, 6.15%, 6/09/26	20,445	18,723
[a]8468935.SQ.FTS.B, 6.157%, 6/09/26	2,239	2,053
[a]8471819.SQ.FTS.B, 6.328%, 6/09/26	16,192	14,721
[a]8471714.SQ.FTS.B, 6.416%, 6/09/26	3,086	2,822
[a]8471675.SQ.FTS.B, 6.419%, 6/09/26	3,050	2,783
[a]8470076.SQ.FTS.B, 6.43%, 6/09/26	3,351	3,067
[a]8469414.SQ.FTS.B, 6.541%, 6/09/26	3,244	2,957
[a]8472331.SQ.FTS.B, 6.544%, 6/09/26	1,671	1,524
[a]8475031.SQ.FTS.B, 4.762%, 6/10/26	1,493	1,396
[a]8472955.SQ.FTS.B, 4.78%, 6/10/26	8,763	8,196
[a]8474500.SQ.FTS.B, 4.78%, 6/10/26	15,410	14,396
[a]8475042.SQ.FTS.B, 4.78%, 6/10/26	9,807	9,171
[a]8475189.SQ.FTS.B, 4.78%, 6/10/26	7,130	6,668
[a]8476410.SQ.FTS.B, 4.78%, 6/10/26	41,257	38,576
[a]8473144.SQ.FTS.B, 4.781%, 6/10/26	5,472	5,118
[a]8473553.SQ.FTS.B, 4.95%, 6/10/26	4,108	3,814
[a]8474297.SQ.FTS.B, 4.953%, 6/10/26	8,349	7,740
[a]8476264.SQ.FTS.B, 4.958%, 6/10/26	8,160	7,572
[a]8473131.SQ.FTS.B, 4.97%, 6/10/26	1,682	1,558
[a]8473405.SQ.FTS.B, 4.981%, 6/10/26	1,422	1,325
[a]8473711.SQ.FTS.B, 5.109%, 6/10/26	5,099	4,745
[a]8474130.SQ.FTS.B, 5.119%, 6/10/26	5,285	4,916

90	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8472721.SQ.FTS.B, 5.403%, 6/10/26	$5,521	$5,112
[a]8476601.SQ.FTS.B, 5.407%, 6/10/26	7,676	7,113
[a]8476755.SQ.FTS.B, 5.408%, 6/10/26	86,905	80,591
[a]8474399.SQ.FTS.B, 5.409%, 6/10/26	1,057	979
[a]8476656.SQ.FTS.B, 5.409%, 6/10/26	6,099	5,657
[a]8472358.SQ.FTS.B, 5.41%, 6/10/26	16,694	15,448
[a]8475259.SQ.FTS.B, 5.41%, 6/10/26	24,158	22,399
[a]8473822.SQ.FTS.B, 5.66%, 6/10/26	15,181	14,020
[a]8475971.SQ.FTS.B, 5.66%, 6/10/26	15,660	14,462
[a]8472666.SQ.FTS.B, 5.665%, 6/10/26	6,930	6,404
[a]8473230.SQ.FTS.B, 5.668%, 6/10/26	4,677	4,321
[a]8472612.SQ.FTS.B, 5.904%, 6/10/26	3,465	3,192
[a]8476205.SQ.FTS.B, 5.904%, 6/10/26	3,438	3,167
[a]8473436.SQ.FTS.B, 5.907%, 6/10/26	3,540	3,261
[a]8475163.SQ.FTS.B, 5.912%, 6/10/26	3,266	2,991
[a]8472904.SQ.FTS.B, 6.138%, 6/10/26	2,462	2,260
[a]8474805.SQ.FTS.B, 6.148%, 6/10/26	4,974	4,550
[a]8475449.SQ.FTS.B, 6.151%, 6/10/26	45,329	41,582
[a]8476180.SQ.FTS.B, 6.153%, 6/10/26	2,456	2,252
[a]8474473.SQ.FTS.B, 6.164%, 6/10/26	1,997	1,832
[a]8473371.SQ.FTS.B, 6.313%, 6/10/26	1,096	999
[a]8474650.SQ.FTS.B, 6.328%, 6/10/26	10,314	9,401
[a]8474264.SQ.FTS.B, 6.415%, 6/10/26	1,967	1,790
[a]8476356.SQ.FTS.B, 6.417%, 6/10/26	7,100	6,503
[a]8473287.SQ.FTS.B, 6.419%, 6/10/26	4,285	3,913
[a]8474869.SQ.FTS.B, 6.423%, 6/10/26	12,040	11,010
[a]8476713.SQ.FTS.B, 6.541%, 6/10/26	3,122	2,787
[a]8475240.SQ.FTS.B, 6.554%, 6/10/26	3,678	3,352
[a]8475030.SQ.FTS.B, 6.569%, 6/10/26	785	707
[a]8475152.SQ.FTS.B, 6.659%, 6/10/26	938	853
[a]8474421.SQ.FTS.B, 6.673%, 6/10/26	6,098	5,562
[a]8477520.SQ.FTS.B, 4.777%, 6/11/26	2,240	2,095
[a]8479375.SQ.FTS.B, 4.78%, 6/11/26	5,502	5,145
[a]8477360.SQ.FTS.B, 4.781%, 6/11/26	10,608	9,921
[a]8478806.SQ.FTS.B, 4.781%, 6/11/26	18,272	17,084
[a]8478326.SQ.FTS.B, 4.783%, 6/11/26	8,362	7,820
[a]8480033.SQ.FTS.B, 4.786%, 6/11/26	4,040	3,775
[a]8478272.SQ.FTS.B, 4.79%, 6/11/26	2,646	2,471
[a]8479489.SQ.FTS.B, 4.935%, 6/11/26	605	557
[a]8479443.SQ.FTS.B, 4.947%, 6/11/26	2,772	2,568
[a]8478005.SQ.FTS.B, 5.112%, 6/11/26	7,509	6,987
[a]8479502.SQ.FTS.B, 5.113%, 6/11/26	51,109	47,583
[a]8480153.SQ.FTS.B, 5.114%, 6/11/26	76,091	70,567
[a]8480087.SQ.FTS.B, 5.115%, 6/11/26	11,682	10,877
[a]8477192.SQ.FTS.B, 5.408%, 6/11/26	12,798	11,864
[a]8480025.SQ.FTS.B, 5.627%, 6/11/26	757	683
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8478473.SQ.FTS.B, 5.66%, 6/11/26	$17,069	$15,768
[a]8477091.SQ.FTS.B, 5.908%, 6/11/26	1,891	1,739
[a]8479076.SQ.FTS.B, 5.912%, 6/11/26	17,214	15,852
[a]8477572.SQ.FTS.B, 6.421%, 6/11/26	19,984	18,185
[a]8480047.SQ.FTS.B, 6.422%, 6/11/26	5,476	4,998
[a]8478143.SQ.FTS.B, 6.423%, 6/11/26	7,658	7,012
[a]8478767.SQ.FTS.B, 6.428%, 6/11/26	1,476	1,351
[a]8483288.SQ.FTS.B, 4.779%, 6/12/26	11,679	10,907
[a]8483709.SQ.FTS.B, 4.78%, 6/12/26	9,865	9,221
[a]8484073.SQ.FTS.B, 4.78%, 6/12/26	25,735	24,065
[a]8485378.SQ.FTS.B, 4.78%, 6/12/26	5,570	5,208
[a]8486493.SQ.FTS.B, 4.78%, 6/12/26	5,489	5,131
[a]8486688.SQ.FTS.B, 4.78%, 6/12/26	16,346	15,277
[a]8486831.SQ.FTS.B, 4.78%, 6/12/26	5,849	5,468
[a]8487890.SQ.FTS.B, 4.78%, 6/12/26	11,075	10,353
[a]8488001.SQ.FTS.B, 5.108%, 6/12/26	6,267	5,831
[a]8486868.SQ.FTS.B, 5.114%, 6/12/26	26,954	25,094
[a]8483503.SQ.FTS.B, 5.123%, 6/12/26	2,971	2,762
[a]8484648.SQ.FTS.B, 5.409%, 6/12/26	10,804	10,009
[a]8484770.SQ.FTS.B, 5.409%, 6/12/26	22,534	20,852
[a]8487146.SQ.FTS.B, 5.409%, 6/12/26	63,175	58,539
[a]8485536.SQ.FTS.B, 5.414%, 6/12/26	2,560	2,373
[a]8485342.SQ.FTS.B, 5.632%, 6/12/26	4,574	4,198
[a]8483533.SQ.FTS.B, 5.634%, 6/12/26	9,213	8,428
[a]8488039.SQ.FTS.B, 5.636%, 6/12/26	34,589	31,736
[a]8483868.SQ.FTS.B, 5.641%, 6/12/26	3,432	3,159
[a]8487992.SQ.FTS.B, 5.66%, 6/12/26	1,147	1,060
[a]8487993.SQ.FTS.B, 5.66%, 6/12/26	1,216	1,120
[a]8485196.SQ.FTS.B, 5.664%, 6/12/26	9,718	8,982
[a]8485319.SQ.FTS.B, 6.138%, 6/12/26	1,337	1,225
[a]8485027.SQ.FTS.B, 6.151%, 6/12/26	2,988	2,743
[a]8485591.SQ.FTS.B, 6.152%, 6/12/26	16,842	15,433
[a]8486592.SQ.FTS.B, 6.33%, 6/12/26	4,065	3,694
[a]8485084.SQ.FTS.B, 6.42%, 6/12/26	12,054	11,004
[a]8485469.SQ.FTS.B, 6.423%, 6/12/26	6,486	5,921
[a]8483938.SQ.FTS.B, 6.424%, 6/12/26	6,180	5,644
[a]8486488.SQ.FTS.B, 6.529%, 6/12/26	1,030	934
[a]8484608.SQ.FTS.B, 6.551%, 6/12/26	2,014	1,840
[a]8485149.SQ.FTS.B, 6.553%, 6/12/26	5,572	5,080
[a]8483670.SQ.FTS.B, 6.681%, 6/12/26	2,631	2,396
[a]8490332.SQ.FTS.B, 4.773%, 6/13/26	3,032	2,832
[a]8492082.SQ.FTS.B, 4.779%, 6/13/26	13,167	12,310
[a]8489644.SQ.FTS.B, 5.111%, 6/13/26	3,403	3,164
[a]8490409.SQ.FTS.B, 5.113%, 6/13/26	51,832	48,249
[a]8490984.SQ.FTS.B, 5.113%, 6/13/26	44,392	41,303
[a]8492250.SQ.FTS.B, 5.113%, 6/13/26	11,024	10,256

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	91

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8488322.SQ.FTS.B, 5.114%, 6/13/26	$44,774	$41,653
[a]8489804.SQ.FTS.B, 5.114%, 6/13/26	5,635	5,241
[a]8488146.SQ.FTS.B, 5.115%, 6/13/26	4,687	4,358
[a]8490078.SQ.FTS.B, 5.115%, 6/13/26	14,988	13,942
[a]8491807.SQ.FTS.B, 5.115%, 6/13/26	8,373	7,790
[a]8489784.SQ.FTS.B, 5.126%, 6/13/26	2,201	2,047
[a]8489904.SQ.FTS.B, 5.408%, 6/13/26	13,031	12,050
[a]8491628.SQ.FTS.B, 5.41%, 6/13/26	9,862	9,141
[a]8489696.SQ.FTS.B, 5.413%, 6/13/26	4,825	4,469
[a]8489082.SQ.FTS.B, 5.632%, 6/13/26	1,125	1,031
[a]8491909.SQ.FTS.B, 5.911%, 6/13/26	13,024	11,996
[a]8489107.SQ.FTS.B, 6.15%, 6/13/26	18,684	17,138
[a]8491602.SQ.FTS.B, 6.164%, 6/13/26	1,133	1,040
[a]8490948.SQ.FTS.B, 6.168%, 6/13/26	1,318	1,206
[a]8491584.SQ.FTS.B, 6.336%, 6/13/26	1,499	1,370
[a]8490368.SQ.FTS.B, 6.409%, 6/13/26	1,870	1,708
[a]8489878.SQ.FTS.B, 6.422%, 6/13/26	2,208	2,020
[a]8491775.SQ.FTS.B, 6.537%, 6/13/26	2,770	2,528
[a]8492413.SQ.FTS.B, 6.546%, 6/13/26	11,109	10,134
[a]8491451.SQ.FTS.B, 6.671%, 6/13/26	9,460	8,609
[a]8492032.SQ.FTS.B, 6.677%, 6/13/26	4,311	3,917
[a]8492838.SQ.FTS.B, 4.778%, 6/14/26	5,579	5,214
[a]8492697.SQ.FTS.B, 4.78%, 6/14/26	2,157	2,015
[a]8492490.SQ.FTS.B, 4.781%, 6/14/26	17,687	16,532
[a]8492723.SQ.FTS.B, 4.784%, 6/14/26	5,840	5,458
[a]8492792.SQ.FTS.B, 4.786%, 6/14/26	4,931	4,606
[a]8492780.SQ.FTS.B, 4.943%, 6/14/26	1,145	1,059
[a]8492617.SQ.FTS.B, 4.963%, 6/14/26	2,822	2,623
[a]8492608.SQ.FTS.B, 4.973%, 6/14/26	1,532	1,416
[a]8492886.SQ.FTS.B, 5.105%, 6/14/26	4,208	3,916
[a]8493008.SQ.FTS.B, 5.107%, 6/14/26	4,544	4,226
[a]8492634.SQ.FTS.B, 5.109%, 6/14/26	8,164	7,596
[a]8492930.SQ.FTS.B, 5.119%, 6/14/26	5,502	5,117
[a]8492759.SQ.FTS.B, 5.403%, 6/14/26	4,866	4,508
[a]8492921.SQ.FTS.B, 5.636%, 6/14/26	1,369	1,260
[a]8492439.SQ.FTS.B, 5.66%, 6/14/26	3,425	3,161
[a]8492968.SQ.FTS.B, 5.66%, 6/14/26	4,196	3,867
[a]8493256.SQ.FTS.B, 5.914%, 6/14/26	2,285	2,104
[a]8493048.SQ.FTS.B, 6.326%, 6/14/26	23,326	21,231
[a]8492468.SQ.FTS.B, 6.679%, 6/14/26	2,697	2,428
[a]8494050.SQ.FTS.B, 4.773%, 6/15/26	2,644	2,469
[a]8493383.SQ.FTS.B, 4.778%, 6/15/26	19,079	17,836
[a]8493820.SQ.FTS.B, 4.779%, 6/15/26	15,128	14,138
[a]8493938.SQ.FTS.B, 4.779%, 6/15/26	15,707	14,678
[a]8493272.SQ.FTS.B, 4.78%, 6/15/26	13,095	12,239
[a]8493778.SQ.FTS.B, 5.112%, 6/15/26	7,860	7,313
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8493543.SQ.FTS.B, 6.422%, 6/15/26	$32,785	$29,942
[a]8493531.SQ.FTS.B, 6.694%, 6/15/26	1,530	1,389
[a]8497265.SQ.FTS.B, 4.776%, 6/16/26	7,388	6,905
[a]8497852.SQ.FTS.B, 4.779%, 6/16/26	12,822	11,981
[a]8495997.SQ.FTS.B, 4.78%, 6/16/26	2,202	2,057
[a]8494630.SQ.FTS.B, 4.782%, 6/16/26	12,287	11,482
[a]8498021.SQ.FTS.B, 4.782%, 6/16/26	7,621	7,119
[a]8496616.SQ.FTS.B, 4.783%, 6/16/26	9,183	8,568
[a]8497156.SQ.FTS.B, 4.953%, 6/16/26	3,849	3,586
[a]8495534.SQ.FTS.B, 4.959%, 6/16/26	2,629	2,430
[a]8495403.SQ.FTS.B, 5.094%, 6/16/26	1,065	990
[a]8494875.SQ.FTS.B, 5.107%, 6/16/26	5,437	5,060
[a]8497215.SQ.FTS.B, 5.111%, 6/16/26	6,946	6,460
[a]8496040.SQ.FTS.B, 5.113%, 6/16/26	14,458	13,448
[a]8496313.SQ.FTS.B, 5.113%, 6/16/26	5,181	4,821
[a]8496754.SQ.FTS.B, 5.119%, 6/16/26	5,699	5,304
[a]8495024.SQ.FTS.B, 5.409%, 6/16/26	15,723	14,570
[a]8497353.SQ.FTS.B, 5.409%, 6/16/26	32,376	29,978
[a]8496191.SQ.FTS.B, 5.632%, 6/16/26	8,885	8,206
[a]8496371.SQ.FTS.B, 5.642%, 6/16/26	1,762	1,619
[a]8496800.SQ.FTS.B, 5.66%, 6/16/26	4,093	3,777
[a]8496932.SQ.FTS.B, 5.66%, 6/16/26	17,825	16,470
[a]8495625.SQ.FTS.B, 5.912%, 6/16/26	26,145	24,068
[a]8497110.SQ.FTS.B, 6.146%, 6/16/26	7,110	6,527
[a]8495924.SQ.FTS.B, 6.149%, 6/16/26	6,231	5,718
[a]8496403.SQ.FTS.B, 6.15%, 6/16/26	14,112	12,925
[a]8498105.SQ.FTS.B, 6.15%, 6/16/26	66,686	61,087
[a]8494585.SQ.FTS.B, 6.157%, 6/16/26	1,048	961
[a]8494604.SQ.FTS.B, 6.16%, 6/16/26	3,879	3,559
[a]8496885.SQ.FTS.B, 6.416%, 6/16/26	3,083	2,812
[a]8497772.SQ.FTS.B, 6.545%, 6/16/26	7,188	6,541
[a]8494628.SQ.FTS.B, 6.632%, 6/16/26	582	528
[a]8495447.SQ.FTS.B, 6.682%, 6/16/26	2,400	2,172
[a]8499776.SQ.FTS.B, 4.713%, 6/17/26	3,680	3,442
[a]8500859.SQ.FTS.B, 4.719%, 6/17/26	15,123	14,139
[a]8501624.SQ.FTS.B, 4.719%, 6/17/26	22,484	21,026
[a]8502304.SQ.FTS.B, 4.719%, 6/17/26	7,975	7,457
[a]8502513.SQ.FTS.B, 4.779%, 6/17/26	19,117	17,864
[a]8502732.SQ.FTS.B, 4.779%, 6/17/26	21,253	19,858
[a]8498574.SQ.FTS.B, 4.78%, 6/17/26	13,334	12,459
[a]8499247.SQ.FTS.B, 4.78%, 6/17/26	1,119	1,046
[a]8502403.SQ.FTS.B, 4.938%, 6/17/26	1,300	1,198
[a]8499259.SQ.FTS.B, 5.031%, 6/17/26	13,834	12,881
[a]8498755.SQ.FTS.B, 5.114%, 6/17/26	38,068	35,407
[a]8501027.SQ.FTS.B, 5.114%, 6/17/26	41,445	38,544
[a]8502261.SQ.FTS.B, 5.117%, 6/17/26	2,913	2,708

92	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8500375.SQ.FTS.B, 5.344%, 6/17/26	$9,931	$9,201
[a]8501484.SQ.FTS.B, 5.412%, 6/17/26	7,221	6,690
[a]8501823.SQ.FTS.B, 5.912%, 6/17/26	44,326	40,767
[a]8502428.SQ.FTS.B, 5.912%, 6/17/26	4,024	3,705
[a]8500038.SQ.FTS.B, 6.1%, 6/17/26	26,868	24,632
[a]8499849.SQ.FTS.B, 6.101%, 6/17/26	8,650	7,927
[a]8499199.SQ.FTS.B, 6.114%, 6/17/26	2,650	2,434
[a]8501014.SQ.FTS.B, 6.137%, 6/17/26	1,501	1,377
[a]8501384.SQ.FTS.B, 6.149%, 6/17/26	8,119	7,433
[a]8499494.SQ.FTS.B, 6.153%, 6/17/26	12,904	11,830
[a]8502386.SQ.FTS.B, 6.16%, 6/17/26	3,915	3,586
[a]8499180.SQ.FTS.B, 6.272%, 6/17/26	811	742
[a]8498532.SQ.FTS.B, 6.289%, 6/17/26	4,923	4,490
[a]8501621.SQ.FTS.B, 6.324%, 6/17/26	1,260	1,153
[a]8498690.SQ.FTS.B, 6.333%, 6/17/26	2,787	2,541
[a]8498733.SQ.FTS.B, 6.334%, 6/17/26	1,226	1,119
[a]8502495.SQ.FTS.B, 6.355%, 6/17/26	876	801
[a]8501512.SQ.FTS.B, 6.418%, 6/17/26	8,825	8,063
[a]8500546.SQ.FTS.B, 6.422%, 6/17/26	30,321	27,693
[a]8500359.SQ.FTS.B, 6.456%, 6/17/26	840	762
[a]8502934.SQ.FTS.B, 6.671%, 6/17/26	6,233	5,668
[a]8505150.SQ.FTS.B, 4.717%, 6/18/26	26,879	25,138
[a]8505874.SQ.FTS.B, 4.718%, 6/18/26	48,433	45,252
[a]8503284.SQ.FTS.B, 4.78%, 6/18/26	16,799	15,697
[a]8505759.SQ.FTS.B, 4.78%, 6/18/26	9,088	8,494
[a]8504993.SQ.FTS.B, 4.781%, 6/18/26	9,726	9,086
[a]8505423.SQ.FTS.B, 4.781%, 6/18/26	6,844	6,393
[a]8504451.SQ.FTS.B, 4.788%, 6/18/26	3,087	2,885
[a]8503947.SQ.FTS.B, 5.031%, 6/18/26	16,760	15,605
[a]8506766.SQ.FTS.B, 5.114%, 6/18/26	18,261	16,991
[a]8503470.SQ.FTS.B, 5.115%, 6/18/26	3,290	3,059
[a]8503698.SQ.FTS.B, 5.346%, 6/18/26	14,963	13,872
[a]8504810.SQ.FTS.B, 5.409%, 6/18/26	14,556	13,484
[a]8504326.SQ.FTS.B, 5.415%, 6/18/26	3,047	2,823
[a]8503664.SQ.FTS.B, 5.625%, 6/18/26	2,000	1,845
[a]8505401.SQ.FTS.B, 5.636%, 6/18/26	2,928	2,700
[a]8505541.SQ.FTS.B, 5.66%, 6/18/26	14,593	13,456
[a]8504362.SQ.FTS.B, 5.667%, 6/18/26	5,463	5,045
[a]8505851.SQ.FTS.B, 5.669%, 6/18/26	3,992	3,684
[a]8503043.SQ.FTS.B, 5.914%, 6/18/26	10,689	9,831
[a]8503458.SQ.FTS.B, 6.106%, 6/18/26	2,858	2,624
[a]8504510.SQ.FTS.B, 6.42%, 6/18/26	24,508	22,349
[a]8506275.SQ.FTS.B, 6.421%, 6/18/26	62,390	56,944
[a]8505708.SQ.FTS.B, 6.445%, 6/18/26	5,270	4,813
[a]8505461.SQ.FTS.B, 6.453%, 6/18/26	1,374	1,249
[a]8505472.SQ.FTS.B, 6.551%, 6/18/26	6,821	6,219
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8503520.SQ.FTS.B, 6.675%, 6/18/26	$8,885	$8,074
[a]8509782.SQ.FTS.B, 4.718%, 6/19/26	23,500	21,962
[a]8510852.SQ.FTS.B, 4.718%, 6/19/26	5,951	5,563
[a]8512106.SQ.FTS.B, 4.78%, 6/19/26	9,244	8,634
[a]8512201.SQ.FTS.B, 4.78%, 6/19/26	56,579	52,854
[a]8513158.SQ.FTS.B, 4.78%, 6/19/26	94,899	88,634
[a]8512048.SQ.FTS.B, 4.781%, 6/19/26	3,817	3,566
[a]8510637.SQ.FTS.B, 4.782%, 6/19/26	11,661	10,892
[a]8509586.SQ.FTS.B, 4.934%, 6/19/26	6,309	5,853
[a]8512975.SQ.FTS.B, 4.936%, 6/19/26	23,901	22,260
[a]8509437.SQ.FTS.B, 5.031%, 6/19/26	16,725	15,565
[a]8512887.SQ.FTS.B, 5.115%, 6/19/26	5,128	4,769
[a]8510880.SQ.FTS.B, 5.348%, 6/19/26	17,930	16,617
[a]8510453.SQ.FTS.B, 5.35%, 6/19/26	7,804	7,232
[a]8510253.SQ.FTS.B, 5.409%, 6/19/26	9,132	8,458
[a]8511119.SQ.FTS.B, 5.586%, 6/19/26	2,360	2,179
[a]8511595.SQ.FTS.B, 5.66%, 6/19/26	2,650	2,445
[a]8509720.SQ.FTS.B, 5.669%, 6/19/26	4,150	3,831
[a]8510792.SQ.FTS.B, 5.904%, 6/19/26	3,800	3,494
[a]8509640.SQ.FTS.B, 5.916%, 6/19/26	5,152	4,737
[a]8510404.SQ.FTS.B, 6.084%, 6/19/26	1,586	1,454
[a]8512928.SQ.FTS.B, 6.102%, 6/19/26	3,940	3,613
[a]8512861.SQ.FTS.B, 6.442%, 6/19/26	3,804	3,474
[a]8510619.SQ.FTS.B, 6.447%, 6/19/26	1,488	1,359
[a]8510776.SQ.FTS.B, 6.447%, 6/19/26	1,402	1,278
[a]8511149.SQ.FTS.B, 6.447%, 6/19/26	19,329	17,632
[a]8511659.SQ.FTS.B, 6.447%, 6/19/26	26,505	24,210
[a]8509622.SQ.FTS.B, 6.663%, 6/19/26	941	851
[a]8511465.SQ.FTS.B, 6.674%, 6/19/26	10,310	9,379
[a]8514464.SQ.FTS.B, 4.716%, 6/20/26	2,974	2,780
[a]8514047.SQ.FTS.B, 4.717%, 6/20/26	17,228	16,102
[a]8514209.SQ.FTS.B, 4.717%, 6/20/26	12,258	11,460
[a]8516928.SQ.FTS.B, 4.719%, 6/20/26	15,305	14,308
[a]8513794.SQ.FTS.B, 4.77%, 6/20/26	2,546	2,378
[a]8517116.SQ.FTS.B, 4.778%, 6/20/26	3,386	3,162
[a]8517643.SQ.FTS.B, 4.779%, 6/20/26	31,625	29,534
[a]8516603.SQ.FTS.B, 4.78%, 6/20/26	46,576	43,505
[a]8517435.SQ.FTS.B, 4.937%, 6/20/26	2,204	2,049
[a]8514582.SQ.FTS.B, 5.025%, 6/20/26	2,353	2,190
[a]8514726.SQ.FTS.B, 5.031%, 6/20/26	25,691	23,912
[a]8514541.SQ.FTS.B, 5.108%, 6/20/26	3,562	3,312
[a]8517465.SQ.FTS.B, 5.597%, 6/20/26	30,248	27,934
[a]8514420.SQ.FTS.B, 5.632%, 6/20/26	2,495	2,298
[a]8515870.SQ.FTS.B, 5.66%, 6/20/26	86,020	79,391
[a]8517142.SQ.FTS.B, 5.912%, 6/20/26	58,439	53,738
[a]8514625.SQ.FTS.B, 6.097%, 6/20/26	4,917	4,512

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	93

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8517443.SQ.FTS.B, 6.286%, 6/20/26	$5,069	$4,638
[a]8516594.SQ.FTS.B, 6.309%, 6/20/26	1,440	1,316
[a]8515165.SQ.FTS.B, 6.434%, 6/20/26	2,127	1,943
[a]8515216.SQ.FTS.B, 6.439%, 6/20/26	3,376	3,080
[a]8516912.SQ.FTS.B, 6.441%, 6/20/26	5,114	4,661
[a]8515843.SQ.FTS.B, 6.451%, 6/20/26	1,954	1,783
[a]8517064.SQ.FTS.B, 6.453%, 6/20/26	5,828	5,309
[a]8513835.SQ.FTS.B, 6.548%, 6/20/26	20,954	19,108
[a]8514035.SQ.FTS.B, 6.564%, 6/20/26	1,818	1,656
[a]8519587.SQ.FTS.B, 4.71%, 6/21/26	3,620	3,383
[a]8519279.SQ.FTS.B, 4.715%, 6/21/26	10,364	9,686
[a]8519361.SQ.FTS.B, 4.719%, 6/21/26	17,944	16,766
[a]8518904.SQ.FTS.B, 4.72%, 6/21/26	10,433	9,749
[a]8519620.SQ.FTS.B, 4.72%, 6/21/26	6,550	6,121
[a]8519814.SQ.FTS.B, 4.72%, 6/21/26	5,475	5,116
[a]8519236.SQ.FTS.B, 4.78%, 6/21/26	8,436	7,876
[a]8519503.SQ.FTS.B, 4.953%, 6/21/26	907	844
[a]8519518.SQ.FTS.B, 5.031%, 6/21/26	11,360	10,569
[a]8519610.SQ.FTS.B, 5.031%, 6/21/26	1,239	1,153
[a]8519029.SQ.FTS.B, 5.344%, 6/21/26	8,667	8,029
[a]8519665.SQ.FTS.B, 5.597%, 6/21/26	19,059	17,588
[a]8519217.SQ.FTS.B, 5.66%, 6/21/26	3,220	2,971
[a]8518824.SQ.FTS.B, 5.914%, 6/21/26	5,914	5,436
[a]8519858.SQ.FTS.B, 6.103%, 6/21/26	8,967	8,224
[a]8519508.SQ.FTS.B, 6.283%, 6/21/26	2,341	2,141
[a]8518987.SQ.FTS.B, 6.287%, 6/21/26	5,997	5,485
[a]8519343.SQ.FTS.B, 6.321%, 6/21/26	2,307	2,108
[a]8518969.SQ.FTS.B, 6.442%, 6/21/26	3,723	3,398
[a]8519097.SQ.FTS.B, 6.448%, 6/21/26	17,913	16,323
[a]8518862.SQ.FTS.B, 6.451%, 6/21/26	6,708	6,122
[a]8520520.SQ.FTS.B, 4.708%, 6/22/26	3,461	3,235
[a]8519932.SQ.FTS.B, 4.718%, 6/22/26	13,441	12,558
[a]8520534.SQ.FTS.B, 4.719%, 6/22/26	19,697	18,406
[a]8520842.SQ.FTS.B, 4.72%, 6/22/26	11,812	11,038
[a]8520354.SQ.FTS.B, 4.782%, 6/22/26	13,598	12,695
[a]8519922.SQ.FTS.B, 4.935%, 6/22/26	1,418	1,318
[a]8520812.SQ.FTS.B, 5.029%, 6/22/26	5,238	4,873
[a]8520088.SQ.FTS.B, 5.348%, 6/22/26	8,561	7,930
[a]8520479.SQ.FTS.B, 5.351%, 6/22/26	5,803	5,374
[a]8520778.SQ.FTS.B, 5.907%, 6/22/26	4,935	4,536
[a]8520074.SQ.FTS.B, 6.094%, 6/22/26	2,684	2,462
[a]8520043.SQ.FTS.B, 6.108%, 6/22/26	5,010	4,589
[a]8520473.SQ.FTS.B, 6.175%, 6/22/26	1,274	1,167
[a]8520145.SQ.FTS.B, 6.289%, 6/22/26	30,058	27,466
[a]8520689.SQ.FTS.B, 6.444%, 6/22/26	9,741	8,885
[a]8520455.SQ.FTS.B, 6.461%, 6/22/26	2,407	2,194
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8521149.SQ.FTS.B, 4.712%, 6/23/26	$5,404	$5,050
[a]8521292.SQ.FTS.B, 4.717%, 6/23/26	10,113	9,450
[a]8521495.SQ.FTS.B, 4.717%, 6/23/26	21,877	20,445
[a]8523200.SQ.FTS.B, 4.717%, 6/23/26	2,257	2,109
[a]8524195.SQ.FTS.B, 4.717%, 6/23/26	3,159	2,953
[a]8524247.SQ.FTS.B, 4.717%, 6/23/26	22,246	20,791
[a]8524754.SQ.FTS.B, 4.717%, 6/23/26	13,124	12,265
[a]8524918.SQ.FTS.B, 4.717%, 6/23/26	5,604	5,236
[a]8522004.SQ.FTS.B, 4.718%, 6/23/26	23,951	22,381
[a]8522755.SQ.FTS.B, 4.72%, 6/23/26	10,739	10,036
[a]8524516.SQ.FTS.B, 4.777%, 6/23/26	11,530	10,767
[a]8522248.SQ.FTS.B, 4.78%, 6/23/26	32,541	30,381
[a]8523554.SQ.FTS.B, 4.915%, 6/23/26	1,064	989
[a]8521233.SQ.FTS.B, 4.952%, 6/23/26	4,434	4,126
[a]8523215.SQ.FTS.B, 5.031%, 6/23/26	17,478	16,261
[a]8524064.SQ.FTS.B, 5.031%, 6/23/26	14,044	13,066
[a]8522616.SQ.FTS.B, 5.115%, 6/23/26	13,696	12,731
[a]8523616.SQ.FTS.B, 5.346%, 6/23/26	58,184	53,908
[a]8522951.SQ.FTS.B, 5.348%, 6/23/26	10,954	10,146
[a]8521845.SQ.FTS.B, 5.349%, 6/23/26	10,734	9,943
[a]8521799.SQ.FTS.B, 5.618%, 6/23/26	1,701	1,570
[a]8524691.SQ.FTS.B, 5.912%, 6/23/26	5,470	5,029
[a]8523178.SQ.FTS.B, 5.913%, 6/23/26	4,136	3,802
[a]8523501.SQ.FTS.B, 6.095%, 6/23/26	4,742	4,342
[a]8522871.SQ.FTS.B, 6.103%, 6/23/26	14,463	13,265
[a]8524961.SQ.FTS.B, 6.104%, 6/23/26	6,063	5,560
[a]8523063.SQ.FTS.B, 6.289%, 6/23/26	13,075	11,958
[a]8522714.SQ.FTS.B, 6.3%, 6/23/26	2,129	1,915
[a]8521216.SQ.FTS.B, 6.31%, 6/23/26	1,404	1,284
[a]8524642.SQ.FTS.B, 6.442%, 6/23/26	3,622	3,306
[a]8524470.SQ.FTS.B, 6.444%, 6/23/26	6,519	5,947
[a]8523428.SQ.FTS.B, 6.445%, 6/23/26	6,010	5,486
[a]8523155.SQ.FTS.B, 6.447%, 6/23/26	2,028	1,851
[a]8521449.SQ.FTS.B, 6.455%, 6/23/26	2,070	1,883
[a]8523571.SQ.FTS.B, 6.456%, 6/23/26	2,895	2,642
[a]8521823.SQ.FTS.B, 6.46%, 6/23/26	1,955	1,780
[a]8525012.SQ.FTS.B, 6.463%, 6/23/26	2,142	1,953
[a]8526057.SQ.FTS.B, 4.717%, 6/24/26	23,956	22,385
[a]8527848.SQ.FTS.B, 4.717%, 6/24/26	51,075	47,728
[a]8526421.SQ.FTS.B, 4.952%, 6/24/26	3,234	3,011
[a]8525356.SQ.FTS.B, 5.031%, 6/24/26	37,919	35,264
[a]8525732.SQ.FTS.B, 5.031%, 6/24/26	11,693	10,878
[a]8526636.SQ.FTS.B, 5.031%, 6/24/26	23,484	21,850
[a]8525266.SQ.FTS.B, 5.035%, 6/24/26	4,011	3,731
[a]8526557.SQ.FTS.B, 5.601%, 6/24/26	5,921	5,463
[a]8525962.SQ.FTS.B, 5.605%, 6/24/26	2,386	2,197

94	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8526003.SQ.FTS.B, 5.624%, 6/24/26	$2,893	$2,664
[a]8526836.SQ.FTS.B, 6.101%, 6/24/26	54,684	50,117
[a]8525872.SQ.FTS.B, 6.144%, 6/24/26	2,973	2,723
[a]8526509.SQ.FTS.B, 6.434%, 6/24/26	2,192	2,000
[a]8525902.SQ.FTS.B, 6.445%, 6/24/26	6,010	5,484
[a]8530736.SQ.FTS.B, 4.717%, 6/25/26	20,430	19,083
[a]8530878.SQ.FTS.B, 4.719%, 6/25/26	19,182	17,917
[a]8531051.SQ.FTS.B, 4.778%, 6/25/26	9,031	8,428
[a]8530357.SQ.FTS.B, 4.942%, 6/25/26	5,283	4,919
[a]8530425.SQ.FTS.B, 5.347%, 6/25/26	43,625	40,393
[a]8531017.SQ.FTS.B, 5.599%, 6/25/26	4,711	4,347
[a]8530416.SQ.FTS.B, 5.606%, 6/25/26	1,333	1,230
[a]8530320.SQ.FTS.B, 6.561%, 6/25/26	2,224	2,022
[a]8532995.SQ.FTS.B, 4.716%, 6/26/26	14,434	13,482
[a]8531707.SQ.FTS.B, 4.717%, 6/26/26	4,086	3,816
[a]8531817.SQ.FTS.B, 4.717%, 6/26/26	7,945	7,421
[a]8532244.SQ.FTS.B, 4.717%, 6/26/26	20,761	19,391
[a]8534494.SQ.FTS.B, 4.717%, 6/26/26	85,125	79,512
[a]8534229.SQ.FTS.B, 4.718%, 6/26/26	37,796	35,303
[a]8533884.SQ.FTS.B, 4.719%, 6/26/26	18,274	17,069
[a]8533163.SQ.FTS.B, 4.72%, 6/26/26	12,599	11,768
[a]8534024.SQ.FTS.B, 4.784%, 6/26/26	7,214	6,732
[a]8531265.SQ.FTS.B, 5.598%, 6/26/26	41,891	38,652
[a]8532557.SQ.FTS.B, 5.606%, 6/26/26	4,022	3,711
[a]8532611.SQ.FTS.B, 5.621%, 6/26/26	2,724	2,513
[a]8533434.SQ.FTS.B, 5.66%, 6/26/26	53,467	49,289
[a]8532663.SQ.FTS.B, 5.664%, 6/26/26	10,408	9,595
[a]8532163.SQ.FTS.B, 5.909%, 6/26/26	3,358	3,085
[a]8534082.SQ.FTS.B, 5.91%, 6/26/26	19,733	18,130
[a]8533839.SQ.FTS.B, 6.099%, 6/26/26	3,980	3,647
[a]8532027.SQ.FTS.B, 6.105%, 6/26/26	4,177	3,827
[a]8532853.SQ.FTS.B, 6.153%, 6/26/26	10,710	9,807
[a]8533287.SQ.FTS.B, 6.446%, 6/26/26	18,251	16,645
[a]8532818.SQ.FTS.B, 6.447%, 6/26/26	2,046	1,866
[a]8534217.SQ.FTS.B, 6.459%, 6/26/26	1,465	1,336
[a]8531228.SQ.FTS.B, 6.46%, 6/26/26	2,058	1,877
[a]5989835.SQ.FTS.B, 5.158%, 4/13/34	3,543	9
[a]5994040.SQ.FTS.B, 5.157%, 4/14/34	6,214	18
[a]5996474.SQ.FTS.B, 4.843%, 4/15/34	17,017	31
[a]5997475.SQ.FTS.B, 4.43%, 4/16/34	1,656	4
[a]5997200.SQ.FTS.B, 5.097%, 4/16/34	2,782	4
[a]5997611.SQ.FTS.B, 5.182%, 4/16/34	595	1
[a]6000301.SQ.FTS.B, 5.093%, 4/17/34	3,546	8
[a]6004440.SQ.FTS.B, 4.732%, 4/18/34	1,108	1
[a]6001577.SQ.FTS.B, 5.151%, 4/18/34	1,056	1
[a]6011390.SQ.FTS.B, 5.288%, 4/20/34	1,154	2
Description	Principal Amount	Value

Block, Inc. (continued)
[a]6015092.SQ.FTS.B, 4.748%, 4/21/34	$3,643	$7
[a]6014890.SQ.FTS.B, 4.906%, 4/21/34	9,174	23
[a]6013648.SQ.FTS.B, 4.944%, 4/21/34	1,455	9
[a]6012758.SQ.FTS.B, 5.035%, 4/21/34	723	3
[a]6014070.SQ.FTS.B, 5.04%, 4/21/34	807	1
[a]6012911.SQ.FTS.B, 5.521%, 4/21/34	2,149	7
[a]6016148.SQ.FTS.B, 5.158%, 4/22/34	5,838	7
[a]6015930.SQ.FTS.B, 5.191%, 4/22/34	575	3
[a]6016033.SQ.FTS.B, 5.427%, 4/22/34	411	1
[a]6017013.SQ.FTS.B, 5.183%, 4/23/34	1,385	4
[a]6022765.SQ.FTS.B, 4.749%, 4/25/34	4,447	13
[a]6021095.SQ.FTS.B, 5.183%, 4/25/34	1,600	3
[a]6026172.SQ.FTS.B, 4.002%, 4/26/34	322	1
[a]6024576.SQ.FTS.B, 4.74%, 4/26/34	1,276	7
[a]6024861.SQ.FTS.B, 5.431%, 4/26/34	2,667	4
[a]6029494.SQ.FTS.B, 4.71%, 4/27/34	1,298	2
[a]6032730.SQ.FTS.B, 5.44%, 4/27/34	389	1
[a]6036691.SQ.FTS.B, 4.307%, 4/28/34	2,479	11
[a]6041346.SQ.FTS.B, 4.725%, 4/30/34	1,333	5
[a]6048225.SQ.FTS.B, 4.528%, 5/02/34	8,193	984
[a]6047068.SQ.FTS.B, 5.554%, 5/02/34	49	5
[a]6054550.SQ.FTS.B, 5.285%, 5/03/34	4,497	12
[a]6057387.SQ.FTS.B, 5.53%, 5/04/34	1,675	10
[a]6058469.SQ.FTS.B, 5.446%, 5/05/34	1,557	2
[a]6062778.SQ.FTS.B, 5.554%, 5/07/34	305	1
[a]6120695.SQ.FTS.B, 4.75%, 5/09/34	16,890	17
[a]6124160.SQ.FTS.B, 5.377%, 5/10/34	3,491	5
[a]6126546.SQ.FTS.B, 4.906%, 5/12/34	19,042	27
[a]6126842.SQ.FTS.B, 5.561%, 5/13/34	637	1
[a]6133881.SQ.FTS.B, 4.75%, 5/15/34	2,378	11
[a]6131558.SQ.FTS.B, 5.281%, 5/15/34	7,809	1,001
[a]6131519.SQ.FTS.B, 5.381%, 5/15/34	1,418	6
[a]6134817.SQ.FTS.B, 5.535%, 5/15/34	2,697	5
[a]6137211.SQ.FTS.B, 4.904%, 5/16/34	251	25
[a]6135260.SQ.FTS.B, 5.427%, 5/16/34	1,443	2
[a]6146677.SQ.FTS.B, 4.308%, 5/18/34	8,942	36
[a]6151394.SQ.FTS.B, 4.308%, 5/21/34	5,927	31
[a]6150788.SQ.FTS.B, 4.749%, 5/21/34	14,529	81
[a]6149304.SQ.FTS.B, 5.405%, 5/21/34	401	1
[a]6153438.SQ.FTS.B, 4.906%, 5/22/34	7,548	44
[a]6157908.SQ.FTS.B, 4.749%, 5/23/34	2,547	532
[a]6157628.SQ.FTS.B, 5.44%, 5/23/34	4,793	17
[a]6159034.SQ.FTS.B, 5.535%, 5/23/34	7,919	36
[a]6164713.SQ.FTS.B, 5.418%, 5/25/34	395	1
[a]6163607.SQ.FTS.B, 5.453%, 5/25/34	1,355	2
[a]6166473.SQ.FTS.B, 4.527%, 5/28/34	5,175	34

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	95

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]6169281.SQ.FTS.B, 4.724%, 5/28/34	$242	$21
[a]6169671.SQ.FTS.B, 4.528%, 5/29/34	2,580	6
[a]6172125.SQ.FTS.B, 5.031%, 5/29/34	3,361	14
[a]6173179.SQ.FTS.B, 5.164%, 5/29/34	199	32
[a]6176406.SQ.FTS.B, 4.749%, 5/30/34	11,958	39
[a]6174157.SQ.FTS.B, 5.441%, 5/30/34	1,917	6
[a]6176070.SQ.FTS.B, 5.565%, 5/30/34	662	2
[a]6186681.SQ.FTS.B, 5.152%, 6/04/34	628	2
[a]6191126.SQ.FTS.B, 4.528%, 6/05/34	1,433	8
[a]6188827.SQ.FTS.B, 4.793%, 6/05/34	314	1
[a]6194847.SQ.FTS.B, 4.748%, 6/06/34	2,674	18
[a]6193329.SQ.FTS.B, 5.377%, 6/06/34	4,275	390
[a]6199807.SQ.FTS.B, 4.754%, 6/07/34	2,588	9
[a]6200483.SQ.FTS.B, 5.283%, 6/07/34	3,807	22
[a]6207918.SQ.FTS.B, 5.534%, 6/09/34	14,807	49
[a]6207882.SQ.FTS.B, 5.543%, 6/09/34	1,369	7
[a]6210686.SQ.FTS.B, 5.157%, 6/11/34	3,226	11
[a]6214585.SQ.FTS.B, 5.382%, 6/12/34	2,893	13
[a]6213956.SQ.FTS.B, 5.53%, 6/12/34	3,141	17
[a]6217578.SQ.FTS.B, 5.377%, 6/13/34	2,107	7
[a]6217157.SQ.FTS.B, 5.456%, 6/13/34	272	—
[a]6220890.SQ.FTS.B, 5.031%, 6/14/34	11,147	31
[a]6226697.SQ.FTS.B, 4.309%, 6/15/34	6,802	38
[a]6225158.SQ.FTS.B, 4.527%, 6/15/34	3,312	1,076
[a]6223684.SQ.FTS.B, 5.031%, 6/15/34	563	109
[a]6226524.SQ.FTS.B, 5.281%, 6/15/34	2,241	6
[a]6228233.SQ.FTS.B, 5.047%, 6/16/34	24	—
[a]6229176.SQ.FTS.B, 5.281%, 6/16/34	4,816	14
[a]6236524.SQ.FTS.B, 5.37%, 6/18/34	417	103
[a]6242053.SQ.FTS.B, 4.744%, 6/20/34	3,405	6
[a]6242376.SQ.FTS.B, 5.251%, 6/20/34	5,760	50
[a]6254118.SQ.FTS.B, 4.969%, 6/23/34	10,644	83
[a]6253020.SQ.FTS.B, 5.377%, 6/23/34	86	20
[a]6254961.SQ.FTS.B, 5.472%, 6/23/34	5,460	19
[a]6253221.SQ.FTS.B, 5.598%, 6/23/34	28,281	80
[a]6252808.SQ.FTS.B, 5.601%, 6/23/34	5,809	34
[a]6254832.SQ.FTS.B, 5.759%, 6/23/34	2,498	10
[a]6255052.SQ.FTS.B, 5.597%, 6/24/34	959	190
[a]6255882.SQ.FTS.B, 5.757%, 6/25/34	515	4
[a]6259203.SQ.FTS.B, 4.759%, 6/27/34	445	2
[a]6257645.SQ.FTS.B, 5.031%, 6/27/34	683	5
[a]6259245.SQ.FTS.B, 5.75%, 6/27/34	616	3
[a]6260850.SQ.FTS.B, 4.969%, 6/28/34	22,653	180
[a]6267406.SQ.FTS.B, 5.373%, 6/29/34	6,092	23
[a]6271064.SQ.FTS.B, 4.748%, 6/30/34	1,555	15
[a]6271110.SQ.FTS.B, 4.757%, 6/30/34	791	4
Description	Principal Amount	Value

Block, Inc. (continued)
[a]6269741.SQ.FTS.B, 5.031%, 6/30/34	$7,237	$50
[a]6268263.SQ.FTS.B, 5.247%, 6/30/34	1,775	8
[a]6268433.SQ.FTS.B, 5.258%, 6/30/34	284	3
[a]6268142.SQ.FTS.B, 5.6%, 6/30/34	4,489	17
[a]6271589.SQ.FTS.B, 5.445%, 7/01/34	1,098	265
[a]6274032.SQ.FTS.B, 5.66%, 7/03/34	2,950	15
[a]6277193.SQ.FTS.B, 5.608%, 7/04/34	1,122	4
[a]6282655.SQ.FTS.B, 5.66%, 7/05/34	1,878	7
[a]6285379.SQ.FTS.B, 5.743%, 7/06/34	295	2
[a]6284271.SQ.FTS.B, 5.754%, 7/06/34	1,284	361
[a]6285826.SQ.FTS.B, 5.473%, 7/07/34	11,789	92
[a]6286529.SQ.FTS.B, 5.748%, 7/08/34	439	2
[a]6287915.SQ.FTS.B, 5.66%, 7/09/34	307	72
[a]6290705.SQ.FTS.B, 5.475%, 7/10/34	2,878	12
[a]6290686.SQ.FTS.B, 5.488%, 7/10/34	440	32
[a]6299822.SQ.FTS.B, 5.252%, 7/12/34	7,087	1,649
[a]6302451.SQ.FTS.B, 5.66%, 7/13/34	48,897	208
[a]6303731.SQ.FTS.B, 4.733%, 7/14/34	260	24
[a]6305199.SQ.FTS.B, 5.425%, 7/16/34	399	1
[a]6307843.SQ.FTS.B, 5.754%, 7/17/34	53,032	283
[a]6308638.SQ.FTS.B, 4.749%, 7/18/34	12,615	42
[a]6317901.SQ.FTS.B, 5.754%, 7/20/34	950	10
[a]6320015.SQ.FTS.B, 5.25%, 7/21/34	2,205	21
[a]6351220.SQ.FTS.B, 5.25%, 7/23/34	7,497	62
[a]6335477.SQ.FTS.B, 5.387%, 7/23/34	557	4
[a]6353747.SQ.FTS.B, 5.126%, 7/24/34	15,535	4,981
[a]6362559.SQ.FTS.B, 5.127%, 7/26/34	26,180	120
[a]6369651.SQ.FTS.B, 4.528%, 7/30/34	511	202
[a]6368537.SQ.FTS.B, 5.66%, 7/30/34	276	2
[a]6372459.SQ.FTS.B, 5.376%, 7/31/34	2,642	18
[a]6371193.SQ.FTS.B, 5.381%, 7/31/34	592	183
[a]6374829.SQ.FTS.B, 5.129%, 8/01/34	5,779	62
[a]6379217.SQ.FTS.B, 5.262%, 8/02/34	478	7
[a]6381758.SQ.FTS.B, 5.475%, 8/02/34	2,586	23
[a]6382230.SQ.FTS.B, 5.479%, 8/03/34	1,124	10
[a]6386123.SQ.FTS.B, 5.252%, 8/05/34	3,613	18
[a]6395381.SQ.FTS.B, 4.966%, 8/08/34	1,358	22
[a]6394978.SQ.FTS.B, 5.752%, 8/08/34	2,823	33
[a]6399623.SQ.FTS.B, 5.374%, 8/09/34	3,629	34
[a]6399808.SQ.FTS.B, 5.442%, 8/09/34	5,425	33
[a]6401578.SQ.FTS.B, 5.254%, 8/10/34	2,229	22
[a]6404470.SQ.FTS.B, 5.251%, 8/11/34	11,152	50
[a]6404013.SQ.FTS.B, 5.66%, 8/11/34	1,738	8
[a]6404711.SQ.FTS.B, 5.603%, 8/12/34	2,111	19
[a]6408982.SQ.FTS.B, 4.743%, 8/14/34	2,687	20
[a]6409817.SQ.FTS.B, 4.969%, 8/14/34	17,936	5,963

96	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]6412313.SQ.FTS.B, 4.75%, 8/15/34	$2,377	$18
[a]6423457.SQ.FTS.B, 4.747%, 8/17/34	547	3
[a]6429072.SQ.FTS.B, 5.379%, 8/21/34	513	7
[a]6427445.SQ.FTS.B, 5.439%, 8/21/34	6,571	63
[a]6427032.SQ.FTS.B, 5.441%, 8/21/34	1,472	12
[a]6433271.SQ.FTS.B, 4.742%, 8/22/34	3,084	22
[a]6439919.SQ.FTS.B, 5.375%, 8/23/34	4,906	50
[a]6439336.SQ.FTS.B, 5.377%, 8/23/34	10,031	108
[a]6443722.SQ.FTS.B, 5.377%, 8/24/34	11,723	111
[a]6443946.SQ.FTS.B, 5.447%, 8/24/34	2,284	15
[a]6443705.SQ.FTS.B, 5.757%, 8/24/34	1,309	6
[a]6450204.SQ.FTS.B, 4.969%, 8/28/34	1,484	22
[a]6454476.SQ.FTS.B, 5.251%, 9/01/34	2,565	401
[a]6463165.SQ.FTS.B, 4.974%, 9/03/34	850	12
[a]6472563.SQ.FTS.B, 5.474%, 9/07/34	1,124	11
[a]6480025.SQ.FTS.B, 4.528%, 9/09/34	6,855	120
[a]6481471.SQ.FTS.B, 5.252%, 9/10/34	56,731	670
[a]6484508.SQ.FTS.B, 5.737%, 9/10/34	907	8
[a]6484990.SQ.FTS.B, 5.379%, 9/11/34	8,174	62
[a]6485599.SQ.FTS.B, 5.595%, 9/11/34	3,350	42
[a]6486754.SQ.FTS.B, 4.529%, 9/13/34	3,497	1,426
[a]6488534.SQ.FTS.B, 5.66%, 9/13/34	4,069	51
[a]6490032.SQ.FTS.B, 5.66%, 9/13/34	1,366	12
[a]6497045.SQ.FTS.B, 4.301%, 9/15/34	592	11
[a]6493901.SQ.FTS.B, 4.747%, 9/15/34	1,341	28
[a]6495272.SQ.FTS.B, 5.383%, 9/15/34	2,996	40
[a]6493807.SQ.FTS.B, 5.678%, 9/15/34	798	8
[a]6497072.SQ.FTS.B, 5.754%, 9/15/34	1,072	478
[a]6499390.SQ.FTS.B, 4.753%, 9/16/34	1,905	29
[a]6499466.SQ.FTS.B, 4.971%, 9/16/34	2,079	325
[a]6499066.SQ.FTS.B, 5.132%, 9/16/34	2,376	31
[a]6505651.SQ.FTS.B, 5.126%, 9/17/34	11,018	172
[a]6504331.SQ.FTS.B, 5.251%, 9/17/34	16,006	291
[a]6510199.SQ.FTS.B, 5.377%, 9/20/34	4,174	2,053
[a]6509842.SQ.FTS.B, 5.758%, 9/20/34	5,661	84
[a]6514993.SQ.FTS.B, 4.748%, 9/22/34	11,666	186
[a]6526395.SQ.FTS.B, 4.967%, 9/26/34	273	122
[a]6526438.SQ.FTS.B, 5.471%, 9/26/34	2,043	47
[a]6528470.SQ.FTS.B, 4.527%, 9/27/34	5,896	165
[a]6533471.SQ.FTS.B, 5.66%, 9/28/34	5,455	85
[a]6537833.SQ.FTS.B, 4.963%, 9/29/34	4,274	68
[a]6546339.SQ.FTS.B, 5.031%, 9/30/34	3,311	61
[a]6539774.SQ.FTS.B, 5.438%, 9/30/34	7,745	152
[a]6545017.SQ.FTS.B, 5.438%, 9/30/34	5,479	83
[a]6547912.SQ.FTS.B, 5.756%, 10/02/34	3,479	45
[a]6550386.SQ.FTS.B, 4.842%, 10/03/34	4,026	2,085
Description	Principal Amount	Value

Block, Inc. (continued)
[a]6551364.SQ.FTS.B, 5.595%, 10/03/34	$3,372	$57
[a]6551325.SQ.FTS.B, 5.597%, 10/03/34	1,077	428
[a]6551310.SQ.FTS.B, 5.678%, 10/03/34	1,637	16
[a]6551899.SQ.FTS.B, 4.528%, 10/04/34	1,713	358
[a]6554254.SQ.FTS.B, 4.962%, 10/04/34	119	59
[a]6552179.SQ.FTS.B, 5.6%, 10/04/34	1,236	26
[a]6552833.SQ.FTS.B, 5.676%, 10/04/34	1,914	17
[a]6557673.SQ.FTS.B, 5.377%, 10/05/34	8,860	1,481
[a]6557212.SQ.FTS.B, 6.167%, 10/05/34	393	40
[a]6561570.SQ.FTS.B, 5.593%, 10/06/34	241	39
[a]6560669.SQ.FTS.B, 5.595%, 10/06/34	311	164
[a]6564200.SQ.FTS.B, 5.564%, 10/07/34	2,361	496
[a]6565297.SQ.FTS.B, 5.667%, 10/07/34	2,245	36
[a]6566308.SQ.FTS.B, 5.205%, 10/08/34	588	10
[a]6568787.SQ.FTS.B, 4.654%, 10/10/34	2,135	42
[a]6569436.SQ.FTS.B, 4.659%, 10/10/34	735	411
[a]6570635.SQ.FTS.B, 5.757%, 10/10/34	197	36
[a]6569379.SQ.FTS.B, 5.759%, 10/10/34	6,083	87
[a]6573435.SQ.FTS.B, 4.751%, 10/11/34	434	5
[a]6576942.SQ.FTS.B, 4.753%, 10/12/34	907	187
[a]6575505.SQ.FTS.B, 5.561%, 10/12/34	840	339
[a]6574600.SQ.FTS.B, 5.99%, 10/12/34	466	9
[a]6583381.SQ.FTS.B, 4.299%, 10/13/34	1,860	41
[a]6584064.SQ.FTS.B, 5.184%, 10/14/34	2,224	1,123
[a]6584703.SQ.FTS.B, 5.377%, 10/14/34	1,023	18
[a]6584507.SQ.FTS.B, 5.752%, 10/14/34	620	327
[a]6586628.SQ.FTS.B, 5.766%, 10/15/34	423	9
[a]6591557.SQ.FTS.B, 4.748%, 10/18/34	22,190	336
[a]6600942.SQ.FTS.B, 5.377%, 10/20/34	6,236	2,947
[a]6602708.SQ.FTS.B, 4.937%, 10/21/34	20,691	315
[a]6603320.SQ.FTS.B, 6.256%, 10/21/34	2,923	63
[a]6606708.SQ.FTS.B, 4.937%, 10/24/34	2,234	51
[a]6608433.SQ.FTS.B, 5.187%, 10/24/34	7,450	161
[a]6606355.SQ.FTS.B, 6.005%, 10/24/34	3,197	60
[a]6606972.SQ.FTS.B, 6.415%, 10/24/34	2,678	59
[a]6608920.SQ.FTS.B, 4.655%, 10/25/34	4,842	2,836
[a]6608761.SQ.FTS.B, 4.729%, 10/25/34	529	7
[a]6610691.SQ.FTS.B, 5.437%, 10/25/34	1,555	34
[a]6610859.SQ.FTS.B, 6.259%, 10/25/34	827	437
[a]6610546.SQ.FTS.B, 6.424%, 10/25/34	2,651	53
[a]6611834.SQ.FTS.B, 4.934%, 10/26/34	6,514	92
[a]6613302.SQ.FTS.B, 4.938%, 10/26/34	561	352
[a]6620492.SQ.FTS.B, 5.563%, 10/28/34	1,824	214
[a]6622989.SQ.FTS.B, 5.565%, 10/28/34	2,737	1,477
[a]6621277.SQ.FTS.B, 6.437%, 10/28/34	645	14
[a]6627023.SQ.FTS.B, 4.75%, 11/01/34	9,110	148

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	97

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]6626988.SQ.FTS.B, 5.457%, 11/01/34	$1,021	$14
[a]6629563.SQ.FTS.B, 6.246%, 11/01/34	867	12
[a]6629803.SQ.FTS.B, 4.655%, 11/02/34	937	604
[a]6632935.SQ.FTS.B, 5.367%, 11/02/34	1,675	26
[a]6640951.SQ.FTS.B, 5.186%, 11/04/34	3,014	74
[a]6638387.SQ.FTS.B, 5.187%, 11/04/34	6,765	957
[a]6642494.SQ.FTS.B, 5.183%, 11/05/34	2,440	56
[a]6642924.SQ.FTS.B, 5.436%, 11/05/34	918	10
[a]6642786.SQ.FTS.B, 5.563%, 11/05/34	3,631	333
[a]6644424.SQ.FTS.B, 5.566%, 11/05/34	2,407	1,337
[a]6642443.SQ.FTS.B, 6.01%, 11/05/34	1,132	13
[a]6655765.SQ.FTS.B, 6.415%, 11/10/34	22,394	386
[a]6660038.SQ.FTS.B, 5.192%, 11/11/34	1,573	1,017
[a]6659902.SQ.FTS.B, 5.439%, 11/11/34	3,775	1,965
[a]6660224.SQ.FTS.B, 6.184%, 11/11/34	119	57
[a]6662402.SQ.FTS.B, 4.654%, 11/12/34	16,704	225
[a]6662851.SQ.FTS.B, 4.749%, 11/12/34	538	120
[a]6663839.SQ.FTS.B, 5.472%, 11/12/34	188	107
[a]6667444.SQ.FTS.B, 5.189%, 11/15/34	14,341	201
[a]6667839.SQ.FTS.B, 5.563%, 11/15/34	2,316	330
[a]6669990.SQ.FTS.B, 5.756%, 11/15/34	2,054	30
[a]6669319.SQ.FTS.B, 5.757%, 11/15/34	5,727	125
[a]6668063.SQ.FTS.B, 6.167%, 11/15/34	1,906	44
[a]6672873.SQ.FTS.B, 4.942%, 11/16/34	1,122	294
[a]6672685.SQ.FTS.B, 6.418%, 11/16/34	9,604	161
[a]6681453.SQ.FTS.B, 4.942%, 11/18/34	2,541	41
[a]6681160.SQ.FTS.B, 5.19%, 11/18/34	11,154	271
[a]6681576.SQ.FTS.B, 6.01%, 11/18/34	2,334	38
[a]6684258.SQ.FTS.B, 5.379%, 11/19/34	5,085	139
[a]6681713.SQ.FTS.B, 5.434%, 11/19/34	4,188	38
[a]6683903.SQ.FTS.B, 6.164%, 11/19/34	1,832	41
[a]6685416.SQ.FTS.B, 6.029%, 11/20/34	182	4
[a]6687486.SQ.FTS.B, 5.443%, 11/22/34	1,208	30
[a]6701879.SQ.FTS.B, 4.747%, 11/25/34	555	9
[a]6703045.SQ.FTS.B, 5.373%, 11/25/34	715	450
[a]6706951.SQ.FTS.B, 4.642%, 11/26/34	362	251
[a]6706998.SQ.FTS.B, 4.934%, 11/26/34	4,568	62
[a]6705993.SQ.FTS.B, 6.41%, 11/26/34	3,907	47
[a]6709178.SQ.FTS.B, 5.366%, 11/29/34	223	6
[a]6709428.SQ.FTS.B, 6.005%, 11/29/34	977	272
[a]6709139.SQ.FTS.B, 6.422%, 11/29/34	898	553
[a]6716386.SQ.FTS.B, 4.656%, 11/30/34	14,513	368
[a]6713041.SQ.FTS.B, 4.745%, 11/30/34	1,739	24
[a]6718331.SQ.FTS.B, 4.937%, 12/01/34	2,965	66
[a]6726195.SQ.FTS.B, 5.77%, 12/04/34	1,147	33
[a]6727203.SQ.FTS.B, 5.371%, 12/05/34	1,293	30
Description	Principal Amount	Value

Block, Inc. (continued)
[a]6728878.SQ.FTS.B, 6.019%, 12/05/34	$636	$410
[a]6736151.SQ.FTS.B, 5.19%, 12/07/34	868	243
[a]6734360.SQ.FTS.B, 5.571%, 12/07/34	3,091	91
[a]6735929.SQ.FTS.B, 6.418%, 12/07/34	7,389	1,929
[a]6741238.SQ.FTS.B, 5.188%, 12/08/34	798	32
[a]6741879.SQ.FTS.B, 6.159%, 12/08/34	413	203
[a]6741768.SQ.FTS.B, 6.258%, 12/08/34	250	156
[a]6747289.SQ.FTS.B, 5.192%, 12/10/34	3,359	836
[a]6747633.SQ.FTS.B, 5.206%, 12/11/34	555	315
[a]6749151.SQ.FTS.B, 5.758%, 12/12/34	2,209	76
[a]6756754.SQ.FTS.B, 4.937%, 12/14/34	12,959	9,121
[a]6755529.SQ.FTS.B, 5.195%, 12/14/34	1,314	915
[a]6755599.SQ.FTS.B, 5.382%, 12/14/34	3,652	90
[a]6755745.SQ.FTS.B, 6.262%, 12/14/34	1,018	611
[a]6765455.SQ.FTS.B, 5.441%, 12/15/34	53	37
[a]6765978.SQ.FTS.B, 6.413%, 12/16/34	3,559	84
[a]6767513.SQ.FTS.B, 6.413%, 12/16/34	3,105	1,974
[a]6769902.SQ.FTS.B, 5.756%, 12/18/34	1,683	697
[a]6770314.SQ.FTS.B, 4.757%, 12/19/34	850	24
[a]6770294.SQ.FTS.B, 5.418%, 12/19/34	1,307	37
[a]6770865.SQ.FTS.B, 6.164%, 12/19/34	4,212	105
[a]6772432.SQ.FTS.B, 4.659%, 12/20/34	3,614	876
[a]6771628.SQ.FTS.B, 5.378%, 12/20/34	11,386	415
[a]6774309.SQ.FTS.B, 5.572%, 12/20/34	491	329
[a]6775946.SQ.FTS.B, 6.15%, 12/21/34	868	17
[a]6785814.SQ.FTS.B, 6.008%, 12/23/34	3,173	85
[a]6789729.SQ.FTS.B, 5.755%, 12/26/34	23,677	1,224
[a]6789128.SQ.FTS.B, 6.008%, 12/26/34	6,626	263
[a]6792899.SQ.FTS.B, 5.377%, 12/27/34	15,687	517
[a]6797488.SQ.FTS.B, 5.765%, 12/28/34	446	270
[a]6795851.SQ.FTS.B, 6.414%, 12/28/34	13,992	705
[a]6800164.SQ.FTS.B, 5.451%, 12/29/34	921	30
[a]6807351.SQ.FTS.B, 5.571%, 12/30/34	629	27
[a]6807255.SQ.FTS.B, 6.011%, 12/30/34	3,694	1,582
[a]6811681.SQ.FTS.B, 4.73%, 1/03/35	679	326
[a]6812718.SQ.FTS.B, 4.933%, 1/03/35	8,701	213
[a]6811198.SQ.FTS.B, 5.566%, 1/03/35	4,409	2,283
[a]6813993.SQ.FTS.B, 4.656%, 1/04/35	498	371
[a]6815365.SQ.FTS.B, 5.568%, 1/05/35	4,873	2,922
[a]6815336.SQ.FTS.B, 5.76%, 1/05/35	1,094	28
[a]6814457.SQ.FTS.B, 6.205%, 1/05/35	231	7
[a]6825704.SQ.FTS.B, 4.943%, 1/07/35	347	261
[a]6826091.SQ.FTS.B, 5.418%, 1/08/35	182	83
[a]6829788.SQ.FTS.B, 5.453%, 1/10/35	645	330
[a]6828597.SQ.FTS.B, 6.01%, 1/10/35	1,851	50
[a]6830425.SQ.FTS.B, 6.154%, 1/10/35	1,050	24

98	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]6832951.SQ.FTS.B, 5.423%, 1/11/35	$426	$192
[a]6833081.SQ.FTS.B, 5.753%, 1/11/35	5,773	170
[a]6831288.SQ.FTS.B, 5.755%, 1/11/35	1,391	46
[a]6840563.SQ.FTS.B, 5.549%, 1/13/35	657	396
[a]6840796.SQ.FTS.B, 5.755%, 1/13/35	7,210	4,791
[a]6844837.SQ.FTS.B, 5.189%, 1/14/35	8,733	5,497
[a]6843416.SQ.FTS.B, 5.755%, 1/14/35	1,002	638
[a]6845844.SQ.FTS.B, 5.577%, 1/15/35	2,264	72
[a]6848236.SQ.FTS.B, 5.754%, 1/17/35	1,174	826
[a]6853583.SQ.FTS.B, 4.652%, 1/18/35	1,004	664
[a]6856461.SQ.FTS.B, 5.189%, 1/19/35	3,263	118
[a]6854636.SQ.FTS.B, 5.19%, 1/19/35	2,856	1,866
[a]6853726.SQ.FTS.B, 5.198%, 1/19/35	185	133
[a]6864766.SQ.FTS.B, 5.461%, 1/22/35	346	12
[a]6865119.SQ.FTS.B, 6.261%, 1/22/35	1,131	119
[a]6865816.SQ.FTS.B, 4.941%, 1/23/35	1,462	918
[a]6865425.SQ.FTS.B, 6.417%, 1/23/35	851	431
[a]6867424.SQ.FTS.B, 4.938%, 1/24/35	2,278	1,526
[a]6867235.SQ.FTS.B, 5.378%, 1/24/35	4,400	329
[a]6869370.SQ.FTS.B, 6.008%, 1/24/35	17,850	508
[a]6870920.SQ.FTS.B, 5.433%, 1/25/35	220	101
[a]6871868.SQ.FTS.B, 6.006%, 1/25/35	6,062	4,229
[a]6873888.SQ.FTS.B, 4.654%, 1/26/35	2,488	1,785
[a]6874224.SQ.FTS.B, 4.938%, 1/26/35	12,671	410
[a]6880319.SQ.FTS.B, 4.755%, 1/27/35	952	15
[a]6877983.SQ.FTS.B, 5.189%, 1/27/35	4,040	86
[a]6878498.SQ.FTS.B, 6.006%, 1/27/35	15,839	616
[a]6880642.SQ.FTS.B, 6.008%, 1/27/35	3,753	2,523
[a]6879258.SQ.FTS.B, 6.169%, 1/27/35	995	30
a6883683.SQ.FTS.B, 6.259%, 1/28/35	11,390	302
		36,510,199
Freedom Financial Asset Management LLC
APP-11694729.FP.FTS.B, 15.49%, 2/01/25	570	569
APP-11751212.FP.FTS.B, 13.99%, 2/05/25	817	816
APP-12801527.FP.FTS.B, 11.74%, 2/22/25	1,240	1,244
APP-12674069.FP.FTS.B, 18.99%, 2/27/25	888	900
APP-12780140.FP.FTS.B, 9.74%, 3/01/25	1,158	1,160
APP-12139584.FP.FTS.B, 11.99%, 3/06/25	1,007	1,008
APP-12097231.FP.FTS.B, 9.49%, 3/11/25	1,933	1,936
APP-12188198.FP.FTS.B, 16.99%, 3/11/25	600	602
APP-12934217.FP.FTS.B, 15.99%, 3/15/25	2,188	2,201
APP-13337421.FP.FTS.B, 11.49%, 3/21/25	1,245	1,250
APP-13300513.FP.FTS.B, 17.99%, 3/24/25	755	762
APP-13251266.FP.FTS.B, 7.74%, 3/28/25	1,656	1,664
APP-13381468.FP.FTS.B, 9.49%, 3/29/25	3,774	3,792
APP-12674971.FP.FTS.B, 10.49%, 4/01/25	3,114	3,114
APP-12544478.FP.FTS.B, 18.99%, 4/01/25	1,107	1,108
APP-12801328.FP.FTS.B, 11.74%, 4/03/25	3,546	3,551
APP-12786233.FP.FTS.B, 15.99%, 4/05/25	2,406	2,412
	Principal
Description	Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-13028127.FP.FTS.B, 21.49%, 4/10/25	$12,383	$1,262
APP-12800747.FP.FTS.B, 13.99%, 4/15/25	2,743	2,754
APP-13026280.FP.FTS.B, 23.99%, 4/15/25	1,814	1,834
APP-12767903.FP.FTS.B, 25.49%, 4/17/25	1,293	1,311
APP-13048345.FP.FTS.B, 7.74%, 4/18/25.	1,408	1,412
APP-12934120.FP.FTS.B, 16.99%, 4/18/25	1,106	1,111
APP-13023000.FP.FTS.B, 23.74%, 4/25/25	1,366	1,360
APP-13628483.FP.FTS.B, 16.49%, 4/29/25	1,567	1,586
APP-13161529.FP.FTS.B, 9.49%, 4/30/25.	3,974	3,994
APP-14056236.FP.FTS.B, 13.24%, 4/30/25	5,886	5,979
APP-13427697.FP.FTS.B, 18.99%, 5/01/25	1,996	2,001
APP-14271382.FP.FTS.B, 18.49%, 5/02/25	2,700	2,713
APP-13431511.FP.FTS.B, 9.74%, 5/04/25	1,751	1,755
APP-13352228.FP.FTS.B, 25.49%, 5/04/25	1,583	1,592
APP-13416512.FP.FTS.B, 9.49%, 5/05/25	5,102	5,115
APP-14179250.FP.FTS.B, 9.84%, 5/05/25	4,663	4,685
APP-13199149.FP.FTS.B, 9.74%, 5/10/25	1,777	1,783
APP-13628220.FP.FTS.B, 15.49%, 5/13/25	1,575	1,581
APP-13679431.FP.FTS.B, 19.49%, 5/13/25	1,996	2,015
APP-14372135.FP.FTS.B, 10.49%, 5/15/25	2,507	2,519
APP-13658658.FP.FTS.B, 11.84%, 5/18/25	1,615	1,622
APP-14286350.FP.FTS.B, 16.99%, 5/19/25	3,197	3,229
APP-13625542.FP.FTS.B, 24.99%, 5/20/25	3,220	3,288
APP-12931531.FP.FTS.B, 21.49%, 5/21/25	1,390	1,411
APP-12543097.FP.FTS.B, 10.09%, 5/23/25	1,655	1,663
APP-13658179.FP.FTS.B, 10.84%, 5/24/25	6,639	6,677
APP-13658257.FP.FTS.B, 10.09%, 5/26/25	2,135	2,146
APP-14240775.FP.FTS.B, 20.49%, 6/08/25	1,834	1,852
APP-14229868.FP.FTS.B, 16.74%, 6/15/25	10,539	10,632
APP-14384326.FP.FTS.B, 16.99%, 6/15/25	3,413	3,447
APP-13335711.FP.FTS.B, 14.49%, 6/20/25	2,921	2,952
APP-14179277.FP.FTS.B, 12.74%, 6/22/25	6,077	6,141
APP-14179511.FP.FTS.B, 18.49%, 6/22/25	1,392	1,407
APP-14477454.FP.FTS.B, 13.99%, 6/24/25	2,121	2,134
APP-14386049.FP.FTS.B, 22.24%, 6/29/25	2,442	2,501
APP-14440616.FP.FTS.B, 25.49%, 7/01/25	2,698	2,734
APP-14558687.FP.FTS.B, 25.49%, 7/07/25	3,680	3,723
APP-14372326.FP.FTS.B, 10.24%, 7/08/25	5,425	5,464
APP-14523480.FP.FTS.B, 18.99%, 7/08/25	3,719	3,750
APP-12236101.FP.FTS.B, 20.99%, 7/11/25	4,092	4,155
APP-14865343.FP.FTS.B, 10.24%, 7/21/25	5,713	5,742
APP-14246643.FP.FTS.B, 14.99%, 8/17/25	6,597	6,677
APP-10561160.FP.FTS.B, 18.99%, 9/13/25	4,924	5,115
APP-10551426.FP.FTS.B, 10.99%, 9/21/25	5,492	5,544
APP-14256949.FP.FTS.B, 16.24%, 9/23/25	12,404	12,580
APP-10671065.FP.FTS.B, 18.99%, 10/09/25	2,919	3,024
APP-10752759.FP.FTS.B, 18.99%, 10/17/25	7,266	7,511
APP-10580212.FP.FTS.B, 18.49%, 11/03/25	4,693	4,838
APP-10561236.FP.FTS.B, 15.99%, 11/04/25	8,742	8,862
APP-10627143.FP.FTS.B, 16.99%, 11/09/25	3,616	3,702
APP-10671041.FP.FTS.B, 16.49%, 11/16/25	6,049	6,198
APP-10703763.FP.FTS.B, 14.49%, 11/20/25	6,110	6,270
APP-10776590.FP.FTS.B, 18.49%, 11/23/25	5,525	5,701
APP-10745958.FP.FTS.B, 8.99%, 11/30/25	3,295	3,333
APP-11008674.FP.FTS.B, 10.99%, 12/05/25	5,734	5,795
APP-11039564.FP.FTS.B, 10.99%, 12/12/25	4,673	821
APP-10941172.FP.FTS.B, 10.99%, 12/14/25	7,047	7,126
APP-10293581.FP.FTS.B, 11.49%, 12/14/25	9,982	10,094

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	99

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-10856578.FP.FTS.B, 18.49%, 12/14/25	$3,098	$3,181
APP-11701384.FP.FTS.B, 18.49%, 12/15/25	1,636	1,663
APP-11823260.FP.FTS.B, 11.99%, 12/16/25	3,803	3,848
APP-12180264.FP.FTS.B, 10.24%, 1/26/26	4,432	4,490
APP-12244001.FP.FTS.B, 13.24%, 1/27/26	3,245	3,288
APP-10775435.FP.FTS.B, 15.49%, 1/31/26	4,546	4,580
APP-11822517.FP.FTS.B, 9.99%, 2/05/26	4,720	4,739
APP-11764476.FP.FTS.B, 13.24%, 2/05/26	3,364	3,408
APP-11754629.FP.FTS.B, 12.24%, 2/06/26	13,080	13,252
APP-11041391.FP.FTS.B, 11.49%, 2/10/26	12,571	12,721
APP-11817911.FP.FTS.B, 18.74%, 2/13/26	2,647	2,681
APP-12887499.FP.FTS.B, 19.49%, 2/25/26	3,428	3,548
APP-12780048.FP.FTS.B, 8.24%, 2/28/26.	6,193	6,279
APP-12543851.FP.FTS.B, 12.74%, 3/01/26	10,168	10,283
APP-12934173.FP.FTS.B, 10.24%, 3/08/26	6,571	6,650
APP-12253162.FP.FTS.B, 19.99%, 3/12/26	6,671	6,982
APP-12176269.FP.FTS.B, 16.49%, 3/13/26	8,969	9,383
APP-13161478.FP.FTS.B, 18.74%, 3/17/26	8,501	8,970
APP-12231617.FP.FTS.B, 16.99%, 3/26/26	8,728	9,054
APP-12675358.FP.FTS.B, 11.99%, 3/28/26	1,937	1,950
APP-11877668.FP.FTS.B, 16.49%, 3/28/26	9,026	9,499
APP-13414992.FP.FTS.B, 9.99%, 3/30/26	10,513	10,659
APP-12803304.FP.FTS.B, 18.24%, 3/31/26	11,831	12,203
APP-12779873.FP.FTS.B, 9.49%, 4/03/26	10,990	11,114
APP-12886380.FP.FTS.B, 9.99%, 4/03/26	11,772	11,905
APP-12889924.FP.FTS.B, 18.74%, 4/03/26	9,913	10,366
APP-11746987.FP.FTS.B, 18.49%, 4/05/26	9,429	5,810
APP-12744909.FP.FTS.B, 10.24%, 4/09/26	2,727	2,736
APP-12787408.FP.FTS.B, 14.99%, 4/10/26	7,734	7,868
APP-12779696.FP.FTS.B, 10.99%, 4/11/26	14,191	14,334
APP-12792270.FP.FTS.B, 17.99%, 4/11/26	8,037	8,333
APP-13059570.FP.FTS.B, 8.24%, 4/12/26	5,573	5,642
APP-11694989.FP.FTS.B, 9.99%, 4/12/26	6,363	6,444
APP-13048169.FP.FTS.B, 10.24%, 4/12/26	5,290	5,355
APP-13021207.FP.FTS.B, 13.99%, 4/15/26	9,926	10,223
APP-12800863.FP.FTS.B, 17.49%, 4/15/26	6,286	6,576
APP-12911306.FP.FTS.B, 7.99%, 4/22/26	14,040	14,235
APP-10692670.FP.FTS.B, 18.49%, 4/22/26	1,524	1,547
APP-13014947.FP.FTS.B, 14.99%, 4/23/26	7,059	7,226
APP-12859987.FP.FTS.B, 14.74%, 4/26/26	11,270	11,689
APP-12949437.FP.FTS.B, 21.99%, 4/30/26	7,338	7,799
APP-13423683.FP.FTS.B, 9.99%, 5/01/26	10,425	10,546
APP-13396926.FP.FTS.B, 13.74%, 5/01/26	14,476	14,831
APP-13439922.FP.FTS.B, 16.99%, 5/01/26	6,737	6,932
APP-14385374.FP.FTS.B, 19.49%, 5/03/26	4,557	4,667
APP-13431225.FP.FTS.B, 16.99%, 5/04/26	6,033	6,170
APP-13429002.FP.FTS.B, 8.24%, 5/10/26	6,722	6,810
APP-13386894.FP.FTS.B, 7.99%, 5/14/26	9,333	9,460
APP-13441691.FP.FTS.B, 17.99%, 5/14/26	8,810	9,155
APP-13441795.FP.FTS.B, 12.74%, 6/01/26	12,895	13,102
APP-14179201.FP.FTS.B, 12.34%, 6/08/26	5,105	5,178
APP-13657810.FP.FTS.B, 18.99%, 6/12/26	4,717	4,780
APP-14276082.FP.FTS.B, 10.34%, 6/15/26	10,167	10,305
APP-14398590.FP.FTS.B, 10.99%, 6/15/26	4,858	4,924
APP-14189728.FP.FTS.B, 17.74%, 6/15/26	23,496	24,380
APP-12886960.FP.FTS.B, 22.49%, 6/15/26	4,369	4,575
APP-14306826.FP.FTS.B, 10.34%, 6/17/26	10,387	10,524
APP-14531089.FP.FTS.B, 10.99%, 6/22/26	8,101	8,229
	Principal
Description	Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-14549001.FP.FTS.B, 21.49%, 6/23/26	$12,554	$13,190
APP-13605261.FP.FTS.B, 13.74%, 6/30/26	15,575	16,067
APP-10617769.FP.FTS.B, 17.49%, 6/30/26	3,679	3,756
APP-14491910.FP.FTS.B, 22.49%, 7/10/26	4,382	4,415
APP-15018518.FP.FTS.B, 11.24%, 7/11/26	2,466	2,475
APP-11811501.FP.FTS.B, 15.24%, 7/12/26	4,050	4,080
APP-15020512.FP.FTS.B, 10.24%, 7/15/26	13,497	13,678
APP-14409335.FP.FTS.B, 18.49%, 7/15/26	4,734	4,824
APP-13899724.FP.FTS.B, 11.24%, 7/18/26	7,005	7,112
APP-14698479.FP.FTS.B, 10.74%, 7/24/26	17,028	17,286
APP-10561482.FP.FTS.B, 16.99%, 7/31/26	11,142	11,577
APP-10179113.FP.FTS.B, 12.49%, 8/15/26	14,109	14,306
APP-10116903.FP.FTS.B, 14.24%, 8/15/26	10,044	10,199
APP-10063830.FP.FTS.B, 15.99%, 8/16/26	21,425	21,848
APP-10105795.FP.FTS.B, 23.49%, 8/17/26	10,679	11,236
APP-14531002.FP.FTS.B, 17.74%, 8/20/26	6,600	6,655
APP-10557980.FP.FTS.B, 19.99%, 9/05/26	6,769	6,993
APP-10622378.FP.FTS.B, 13.24%, 9/15/26	21,007	21,275
APP-10190160.FP.FTS.B, 18.99%, 9/28/26	4,852	5,030
APP-10571945.FP.FTS.B, 11.24%, 10/15/26	21,339	21,643
APP-11037126.FP.FTS.B, 17.99%, 10/18/26	4,901	4,985
APP-10412146.FP.FTS.B, 20.49%, 10/21/26	11,710	12,188
APP-10610237.FP.FTS.B, 11.99%, 10/25/26	5,398	5,473
APP-10583794.FP.FTS.B, 17.49%, 10/28/26	7,403	2,445
APP-10482503.FP.FTS.B, 17.99%, 10/28/26	3,822	3,887
APP-11029842.FP.FTS.B, 11.99%, 10/30/26	13,532	13,753
APP-11029798.FP.FTS.B, 17.49%, 10/30/26	5,647	5,762
APP-11036737.FP.FTS.B, 18.99%, 10/30/26	5,688	572
APP-10567055.FP.FTS.B, 13.24%, 11/01/26	22,520	22,847
APP-10597275.FP.FTS.B, 14.49%, 11/01/26	1,912	1,941
APP-10561574.FP.FTS.B, 14.74%, 11/02/26	12,766	12,977
APP-10590862.FP.FTS.B, 11.99%, 11/05/26	8,534	8,657
APP-10599539.FP.FTS.B, 13.24%, 11/05/26	20,893	21,195
APP-10453183.FP.FTS.B, 17.49%, 11/07/26	19,136	19,511
APP-10623552.FP.FTS.B, 18.99%, 11/09/26	12,256	12,677
APP-10770659.FP.FTS.B, 21.49%, 11/10/26	10,738	11,235
APP-10781246.FP.FTS.B, 14.24%, 11/15/26	7,298	7,433
APP-10779675.FP.FTS.B, 21.49%, 11/21/26	8,607	9,060
APP-10756900.FP.FTS.B, 16.99%, 11/22/26	9,503	9,873
APP-10760354.FP.FTS.B, 11.99%, 11/23/26	8,855	9,005
APP-10508033.FP.FTS.B, 17.49%, 11/23/26	14,888	15,232
APP-10780937.FP.FTS.B, 16.49%, 11/24/26	3,739	3,814
APP-10991025.FP.FTS.B, 19.49%, 12/05/26	6,717	6,951
APP-12795850.FP.FTS.B, 23.74%, 12/10/26	3,214	3,250
APP-11035966.FP.FTS.B, 21.99%, 12/13/26	4,274	4,446
APP-10916888.FP.FTS.B, 11.99%, 12/14/26	7,330	7,450
APP-11025771.FP.FTS.B, 11.99%, 12/14/26	11,757	11,949
APP-11743320.FP.FTS.B, 13.24%, 12/17/26	10,042	10,217
APP-11737338.FP.FTS.B, 13.24%, 12/22/26	16,243	16,559
APP-11755185.FP.FTS.B, 10.99%, 12/23/26	13,997	14,227
APP-11751486.FP.FTS.B, 11.24%, 12/23/26	8,655	8,796
APP-09447197.FP.FTS.B, 13.49%, 12/23/26	7,313	7,452
APP-11609592.FP.FTS.B, 14.74%, 12/24/26	20,218	20,595
APP-11806677.FP.FTS.B, 11.74%, 12/30/26	19,880	20,219
APP-11815677.FP.FTS.B, 13.74%, 12/30/26	12,125	12,350
APP-11820229.FP.FTS.B, 17.49%, 12/30/26	6,633	6,776
APP-11753872.FP.FTS.B, 13.24%, 1/25/27	11,070	11,281
APP-12234684.FP.FTS.B, 16.74%, 1/26/27	25,882	26,482

100	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-12242133.FP.FTS.B, 22.99%, 1/27/27	$8,677	$9,167
APP-10997848.FP.FTS.B, 20.49%, 1/30/27	5,973	6,124
APP-11704828.FP.FTS.B, 17.49%, 1/31/27	5,921	6,142
APP-11689702.FP.FTS.B, 10.49%, 2/05/27	18,759	19,051
APP-11693799.FP.FTS.B, 16.99%, 2/05/27	7,949	8,219
APP-11750215.FP.FTS.B, 18.24%, 2/05/27	18,776	19,424
APP-11693943.FP.FTS.B, 10.99%, 2/06/27	18,064	18,357
APP-11771449.FP.FTS.B, 9.74%, 2/10/27	23,995	24,387
APP-11806403.FP.FTS.B, 19.99%, 2/11/27	11,610	12,144
APP-11816991.FP.FTS.B, 16.24%, 2/12/27	15,737	16,090
APP-11813343.FP.FTS.B, 11.74%, 2/13/27	24,724	25,154
APP-11804818.FP.FTS.B, 14.99%, 2/13/27	10,333	10,683
APP-11790590.FP.FTS.B, 17.74%, 2/13/27	15,965	16,615
APP-12801776.FP.FTS.B, 18.49%, 2/15/27	13,687	14,160
APP-12796607.FP.FTS.B, 17.74%, 2/16/27	18,345	19,205
APP-12779435.FP.FTS.B, 10.49%, 2/18/27	15,426	15,661
APP-11799619.FP.FTS.B, 17.99%, 2/21/27	12,297	12,917
APP-12677509.FP.FTS.B, 8.49%, 2/22/27	15,269	15,521
APP-12792566.FP.FTS.B, 16.49%, 2/25/27	8,143	8,320
APP-12793802.FP.FTS.B, 16.74%, 2/25/27	23,404	7,123
APP-12769457.FP.FTS.B, 17.99%, 2/25/27	2,574	2,595
APP-12883181.FP.FTS.B, 8.99%, 2/28/27	16,743	17,047
APP-12819064.FP.FTS.B, 10.99%, 2/28/27	22,169	2,731
APP-10692390.FP.FTS.B, 16.49%, 2/28/27	8,941	829
APP-12800786.FP.FTS.B, 11.24%, 3/01/27	10,755	10,949
APP-13018059.FP.FTS.B, 12.99%, 3/01/27	6,080	6,186
APP-12814994.FP.FTS.B, 13.74%, 3/01/27	5,345	5,425
APP-12846368.FP.FTS.B, 19.99%, 3/01/27	11,592	12,041
APP-12932776.FP.FTS.B, 16.49%, 3/02/27	6,966	7,081
APP-12243437.FP.FTS.B, 11.24%, 3/04/27	16,174	16,456
APP-12234254.FP.FTS.B, 11.24%, 3/10/27	7,887	8,023
APP-12232207.FP.FTS.B, 18.99%, 3/11/27	9,766	10,128
APP-12249171.FP.FTS.B, 13.49%, 3/12/27	2,705	2,716
APP-12116704.FP.FTS.B, 11.74%, 3/15/27	23,172	23,578
APP-13060467.FP.FTS.B, 11.74%, 3/15/27	26,120	26,552
APP-13155858.FP.FTS.B, 10.99%, 3/16/27	11,339	11,524
APP-13061057.FP.FTS.B, 13.49%, 3/16/27	9,010	9,174
APP-13253640.FP.FTS.B, 11.24%, 3/20/27	8,248	8,381
APP-13323349.FP.FTS.B, 16.49%, 3/25/27	7,951	8,128
APP-13430153.FP.FTS.B, 20.49%, 3/25/27	11,004	11,572
APP-13207096.FP.FTS.B, 19.49%, 3/26/27	10,191	10,759
APP-12782877.FP.FTS.B, 8.49%, 3/28/27	14,448	14,700
APP-12799003.FP.FTS.B, 10.99%, 3/28/27	10,011	10,185
APP-12778979.FP.FTS.B, 16.24%, 3/28/27	17,965	2,107
APP-12781429.FP.FTS.B, 17.74%, 3/28/27	19,413	20,318
APP-12758093.FP.FTS.B, 8.99%, 3/29/27	9,781	9,951
APP-12767372.FP.FTS.B, 10.99%, 3/29/27	10,250	10,427
APP-12784176.FP.FTS.B, 11.24%, 3/29/27	18,290	18,650
APP-12795625.FP.FTS.B, 13.49%, 3/29/27	10,221	10,419
APP-12674361.FP.FTS.B, 15.24%, 3/29/27	20,065	20,803
APP-12802958.FP.FTS.B, 16.49%, 3/29/27	13,236	13,790
APP-13402497.FP.FTS.B, 16.49%, 3/29/27	11,031	11,483
APP-12281515.FP.FTS.B, 17.49%, 3/29/27	8,269	8,570
APP-12802206.FP.FTS.B, 17.74%, 3/29/27	26,644	27,636
APP-12801049.FP.FTS.B, 18.99%, 3/29/27	5,945	6,161
APP-13251661.FP.FTS.B, 20.24%, 3/29/27	15,987	16,612
APP-12795571.FP.FTS.B, 22.49%, 3/29/27	20,523	21,618
APP-13009028.FP.FTS.B, 10.99%, 3/30/27	13,029	13,265
	Principal
Description	Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-12577391.FP.FTS.B, 11.74%, 3/30/27	$25,299	$25,740
APP-13421220.FP.FTS.B, 14.49%, 3/30/27	11,744	12,021
APP-13416410.FP.FTS.B, 18.49%, 3/30/27	6,765	7,044
APP-13405408.FP.FTS.B, 23.24%, 3/30/27	12,077	12,764
APP-12231685.FP.FTS.B, 19.74%, 3/31/27	23,875	24,811
APP-13630932.FP.FTS.B, 11.84%, 4/01/27	8,455	8,587
APP-12674905.FP.FTS.B, 13.24%, 4/01/27	5,660	976
APP-12840175.FP.FTS.B, 15.49%, 4/01/27	6,189	6,357
APP-12761107.FP.FTS.B, 16.49%, 4/01/27	12,844	13,232
APP-12674748.FP.FTS.B, 13.99%, 4/02/27	26,908	27,346
APP-12787387.FP.FTS.B, 16.49%, 4/02/27	7,750	7,885
APP-12867499.FP.FTS.B, 13.74%, 4/03/27	5,355	5,436
APP-12890485.FP.FTS.B, 18.99%, 4/03/27	8,344	8,605
APP-12784441.FP.FTS.B, 20.49%, 4/05/27	6,407	6,444
APP-12811031.FP.FTS.B, 20.99%, 4/05/27	4,479	4,505
APP-12802041.FP.FTS.B, 13.99%, 4/06/27	27,030	27,505
APP-13673131.FP.FTS.B, 11.34%, 4/07/27	10,862	11,029
APP-11924087.FP.FTS.B, 13.49%, 4/07/27	9,511	9,680
APP-12804826.FP.FTS.B, 19.99%, 4/08/27	4,358	4,505
APP-12736035.FP.FTS.B, 8.99%, 4/10/27.	13,377	13,596
APP-12758120.FP.FTS.B, 10.99%, 4/10/27	13,645	13,860
APP-12413477.FP.FTS.B, 15.49%, 4/10/27	6,633	6,842
APP-12637418.FP.FTS.B, 16.49%, 4/10/27	13,635	13,969
APP-12796424.FP.FTS.B, 17.99%, 4/10/27	8,546	8,910
APP-12723310.FP.FTS.B, 22.99%, 4/10/27	9,651	10,103
APP-13009797.FP.FTS.B, 25.49%, 4/10/27	6,973	7,293
APP-13662283.FP.FTS.B, 11.59%, 4/11/27	9,145	9,279
APP-12735907.FP.FTS.B, 11.74%, 4/11/27	26,402	26,851
APP-12119588.FP.FTS.B, 13.74%, 4/11/27	6,351	6,460
APP-11872577.FP.FTS.B, 13.99%, 4/12/27	23,528	23,986
APP-12780320.FP.FTS.B, 14.99%, 4/12/27	10,035	10,255
APP-12794611.FP.FTS.B, 16.49%, 4/12/27	15,027	15,384
APP-12119732.FP.FTS.B, 22.49%, 4/13/27	6,392	6,718
APP-12819793.FP.FTS.B, 11.24%, 4/14/27	7,413	7,557
APP-12933712.FP.FTS.B, 16.99%, 4/14/27	9,803	10,157
APP-12601811.FP.FTS.B, 10.49%, 4/15/27	3,472	3,480
APP-12847750.FP.FTS.B, 10.49%, 4/15/27	15,429	15,706
APP-12886061.FP.FTS.B, 10.99%, 4/15/27	13,085	13,317
APP-11730595.FP.FTS.B, 11.99%, 4/15/27	14,250	14,505
APP-12890839.FP.FTS.B, 12.99%, 4/15/27	2,729	2,748
APP-12889697.FP.FTS.B, 14.49%, 4/15/27	12,694	12,985
APP-12872440.FP.FTS.B, 16.49%, 4/15/27	6,730	6,982
APP-13008146.FP.FTS.B, 19.99%, 4/15/27	8,366	8,704
APP-12780020.FP.FTS.B, 8.99%, 4/16/27.	16,502	16,776
APP-12801088.FP.FTS.B, 10.99%, 4/16/27	13,933	14,184
APP-12831439.FP.FTS.B, 10.99%, 4/16/27	18,335	18,665
APP-12845270.FP.FTS.B, 17.74%, 4/16/27	22,315	23,355
APP-12863914.FP.FTS.B, 19.49%, 4/16/27	10,700	3,613
APP-12848627.FP.FTS.B, 21.99%, 4/16/27	6,312	6,583
APP-13157103.FP.FTS.B, 9.24%, 4/17/27	7,573	7,689
APP-12883157.FP.FTS.B, 13.74%, 4/17/27	5,975	6,088
APP-12800972.FP.FTS.B, 17.49%, 4/17/27	13,241	13,759
APP-13156398.FP.FTS.B, 17.74%, 4/17/27	17,143	17,432
APP-12800643.FP.FTS.B, 19.74%, 4/17/27	23,690	24,709
APP-13158258.FP.FTS.B, 19.99%, 4/17/27	7,314	7,649
APP-12931503.FP.FTS.B, 13.24%, 4/18/27	13,415	13,681
APP-13141094.FP.FTS.B, 10.99%, 4/20/27	20,790	21,149
APP-13083128.FP.FTS.B, 11.24%, 4/20/27	11,470	11,691

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	101

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-13009743.FP.FTS.B, 10.99%, 4/22/27	$10,991	$11,195
APP-12674727.FP.FTS.B, 13.24%, 4/22/27	17,828	18,203
APP-09645128.FP.FTS.B, 15.49%, 4/23/27	31,465	3,794
APP-12997870.FP.FTS.B, 19.99%, 4/23/27	14,196	14,838
APP-12977040.FP.FTS.B, 20.49%, 4/23/27	10,290	10,820
APP-13166600.FP.FTS.B, 21.49%, 4/23/27	8,509	8,957
APP-12944703.FP.FTS.B, 22.49%, 4/23/27	2,618	2,656
APP-12911189.FP.FTS.B, 20.49%, 4/24/27	1,048	1,050
APP-11888471.FP.FTS.B, 16.49%, 4/25/27	12,942	13,255
APP-13057143.FP.FTS.B, 10.99%, 4/26/27	18,580	18,928
APP-13061655.FP.FTS.B, 13.24%, 4/26/27	18,853	19,251
APP-12933713.FP.FTS.B, 17.99%, 4/26/27	13,290	13,764
APP-13345325.FP.FTS.B, 19.99%, 4/26/27	6,112	1,023
APP-13106287.FP.FTS.B, 11.74%, 4/28/27	23,742	24,211
APP-12771953.FP.FTS.B, 18.49%, 4/28/27	12,868	1,345
APP-13060974.FP.FTS.B, 19.74%, 4/28/27	19,474	20,392
APP-12798277.FP.FTS.B, 13.24%, 4/29/27	5,166	5,209
APP-12974063.FP.FTS.B, 19.99%, 4/30/27	15,245	16,079
APP-13134349.FP.FTS.B, 21.24%, 4/30/27	13,077	13,830
APP-13423557.FP.FTS.B, 10.99%, 5/01/27	15,257	15,487
APP-13424293.FP.FTS.B, 10.99%, 5/01/27	11,389	11,560
APP-13431042.FP.FTS.B, 10.99%, 5/01/27	10,727	10,889
APP-13131348.FP.FTS.B, 13.74%, 5/01/27	14,648	14,938
APP-13439065.FP.FTS.B, 14.24%, 5/01/27	20,350	20,731
APP-13431253.FP.FTS.B, 16.49%, 5/01/27	12,757	12,996
APP-13408703.FP.FTS.B, 16.99%, 5/01/27	7,912	8,147
APP-13430747.FP.FTS.B, 17.49%, 5/01/27	9,094	9,348
APP-13430284.FP.FTS.B, 19.99%, 5/01/27	7,102	7,367
APP-13430327.FP.FTS.B, 19.99%, 5/01/27	5,912	6,091
APP-13441350.FP.FTS.B, 19.99%, 5/01/27	5,908	6,086
APP-13410577.FP.FTS.B, 22.99%, 5/01/27	8,886	9,244
APP-14247820.FP.FTS.B, 11.34%, 5/02/27	13,772	13,973
APP-13342784.FP.FTS.B, 21.99%, 5/02/27	7,049	7,333
APP-13308191.FP.FTS.B, 16.99%, 5/04/27	2,342	2,336
APP-13389512.FP.FTS.B, 13.24%, 5/05/27	11,487	11,696
APP-12270573.FP.FTS.B, 10.99%, 5/06/27	19,890	20,213
APP-13301897.FP.FTS.B, 16.49%, 5/06/27	7,373	7,615
APP-13311434.FP.FTS.B, 16.49%, 5/08/27	7,344	7,472
APP-13641523.FP.FTS.B, 13.59%, 5/10/27	13,752	13,998
APP-12932857.FP.FTS.B, 18.99%, 5/10/27	5,776	5,964
APP-12775739.FP.FTS.B, 25.49%, 5/10/27	6,201	6,484
APP-13323183.FP.FTS.B, 18.74%, 5/11/27	20,122	20,790
APP-12412862.FP.FTS.B, 25.49%, 5/11/27	7,079	7,384
APP-13658270.FP.FTS.B, 9.34%, 5/12/27	17,324	17,602
APP-13418718.FP.FTS.B, 16.24%, 5/12/27	15,329	15,635
APP-12412882.FP.FTS.B, 17.74%, 5/12/27	18,490	19,219
APP-13208283.FP.FTS.B, 17.99%, 5/12/27	16,935	2,121
APP-13416172.FP.FTS.B, 8.99%, 5/13/27	12,719	12,941
APP-13031523.FP.FTS.B, 10.99%, 5/13/27	21,614	22,001
APP-13438034.FP.FTS.B, 17.99%, 5/13/27	4,379	2,389
APP-13437001.FP.FTS.B, 8.49%, 5/14/27	6,872	1,065
APP-13199989.FP.FTS.B, 16.74%, 5/14/27	27,269	28,275
APP-13436550.FP.FTS.B, 16.99%, 5/14/27	9,864	10,100
APP-13430567.FP.FTS.B, 17.49%, 5/14/27	9,839	10,174
APP-13336406.FP.FTS.B, 18.49%, 5/14/27	13,406	13,906
APP-13431427.FP.FTS.B, 21.99%, 5/14/27	5,243	5,457
APP-13318759.FP.FTS.B, 22.49%, 5/14/27	4,650	4,850
APP-13443719.FP.FTS.B, 22.49%, 5/14/27	5,688	5,963
	Principal
Description	Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-14548548.FP.FTS.B, 22.99%, 5/14/27	$5,518	$5,723
APP-13436993.FP.FTS.B, 8.99%, 5/15/27	13,652	13,895
APP-13396243.FP.FTS.B, 11.24%, 5/15/27	8,571	8,729
APP-13440554.FP.FTS.B, 11.24%, 5/15/27	7,781	7,931
APP-13435327.FP.FTS.B, 13.24%, 5/15/27	14,286	14,587
APP-13663645.FP.FTS.B, 13.59%, 5/15/27	15,904	16,195
APP-13644113.FP.FTS.B, 14.34%, 5/15/27	12,581	12,666
APP-13444523.FP.FTS.B, 16.99%, 5/15/27	15,613	16,165
APP-13672139.FP.FTS.B, 17.49%, 5/15/27	10,919	11,150
APP-13666596.FP.FTS.B, 20.49%, 5/15/27	8,874	9,285
APP-14531705.FP.FTS.B, 22.99%, 5/15/27	5,897	6,119
APP-11924095.FP.FTS.B, 19.99%, 5/16/27	6,251	1,694
APP-13628585.FP.FTS.B, 20.49%, 5/16/27	12,014	12,571
APP-13658420.FP.FTS.B, 19.99%, 5/18/27	11,906	12,392
APP-13678923.FP.FTS.B, 11.34%, 5/20/27	17,301	17,612
APP-13680651.FP.FTS.B, 20.49%, 5/21/27	7,637	8,003
APP-14444232.FP.FTS.B, 21.49%, 5/21/27	7,509	7,715
APP-12910819.FP.FTS.B, 17.99%, 5/23/27	4,372	4,480
APP-13624563.FP.FTS.B, 22.99%, 5/23/27	7,794	8,160
APP-13645609.FP.FTS.B, 9.34%, 5/24/27	24,433	2,773
APP-13629014.FP.FTS.B, 14.74%, 5/24/27	17,556	17,984
APP-13659238.FP.FTS.B, 13.59%, 5/25/27	20,089	20,523
APP-13637168.FP.FTS.B, 15.24%, 5/25/27	25,275	25,902
APP-13051907.FP.FTS.B, 25.49%, 5/26/27	6,494	6,856
APP-13598334.FP.FTS.B, 11.34%, 5/27/27	13,589	13,857
APP-13389764.FP.FTS.B, 17.74%, 5/29/27	19,388	6,417
APP-13637703.FP.FTS.B, 14.09%, 5/30/27	15,718	16,062
APP-13319688.FP.FTS.B, 14.49%, 5/30/27	15,720	16,124
APP-12770485.FP.FTS.B, 20.49%, 5/30/27	4,498	4,550
APP-11810505.FP.FTS.B, 21.24%, 5/30/27	16,152	17,015
APP-13016825.FP.FTS.B, 17.99%, 6/10/27	15,953	16,598
APP-14263084.FP.FTS.B, 20.49%, 6/10/27	821	816
APP-12884053.FP.FTS.B, 10.99%, 6/15/27	13,938	14,191
APP-14365422.FP.FTS.B, 11.99%, 6/15/27	4,642	4,688
APP-14179022.FP.FTS.B, 17.99%, 6/15/27	6,466	6,575
APP-14257683.FP.FTS.B, 20.49%, 6/15/27	16,430	17,127
APP-14388011.FP.FTS.B, 20.99%, 6/15/27	3,548	3,551
APP-14429358.FP.FTS.B, 13.74%, 6/17/27	1,448	1,451
APP-13484600.FP.FTS.B, 20.49%, 6/18/27	11,371	11,813
APP-13537074.FP.FTS.B, 9.34%, 6/20/27	11,545	3,380
APP-14177993.FP.FTS.B, 11.59%, 6/21/27	819	820
APP-14180064.FP.FTS.B, 11.59%, 6/21/27	10,816	11,018
APP-14236905.FP.FTS.B, 17.49%, 6/21/27	15,775	16,411
APP-14216604.FP.FTS.B, 17.74%, 6/21/27	24,060	24,911
APP-14196561.FP.FTS.B, 13.59%, 6/23/27	22,992	23,486
APP-12548143.FP.FTS.B, 19.99%, 6/23/27	17,993	18,739
APP-14178654.FP.FTS.B, 9.34%, 6/24/27	11,892	12,100
APP-14267906.FP.FTS.B, 11.59%, 6/24/27	8,874	9,047
APP-14510576.FP.FTS.B, 22.74%, 6/24/27	7,474	7,841
APP-14427403.FP.FTS.B, 24.74%, 6/24/27	10,154	10,663
APP-14369074.FP.FTS.B, 12.49%, 6/25/27	28,251	28,783
APP-09045394.FP.FTS.B, 13.74%, 6/25/27	6,834	6,968
APP-14578061.FP.FTS.B, 11.74%, 6/26/27	22,305	22,706
APP-14268521.FP.FTS.B, 10.09%, 6/27/27	27,501	28,022
APP-14385312.FP.FTS.B, 17.24%, 6/28/27	21,235	21,774
APP-14385385.FP.FTS.B, 19.24%, 6/28/27	19,263	20,056
APP-14391702.FP.FTS.B, 22.99%, 6/28/27	1,440	637
APP-14377174.FP.FTS.B, 12.24%, 6/29/27	10,739	10,974

102	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-12880291.FP.FTS.B, 10.99%, 6/30/27	$15,489	$15,799
APP-14423027.FP.FTS.B, 13.99%, 6/30/27	19,693	20,134
APP-13643702.FP.FTS.B, 18.99%, 6/30/27	13,658	14,166
APP-13649694.FP.FTS.B, 19.49%, 6/30/27	9,462	9,856
APP-14541539.FP.FTS.B, 12.49%, 7/01/27	5,875	5,980
APP-14431213.FP.FTS.B, 18.49%, 7/01/27	11,568	11,902
APP-13420080.FP.FTS.B, 21.99%, 7/01/27	22,677	23,457
APP-14550089.FP.FTS.B, 18.49%, 7/06/27	12,475	12,910
APP-14177847.FP.FTS.B, 18.74%, 7/08/27	28,269	29,155
APP-13394495.FP.FTS.B, 11.49%, 7/13/27	8,726	5,680
APP-13422792.FP.FTS.B, 14.49%, 7/15/27	6,622	742
APP-14515585.FP.FTS.B, 20.49%, 7/15/27	8,215	8,517
APP-14568007.FP.FTS.B, 20.49%, 7/15/27	12,848	13,322
APP-14421841.FP.FTS.B, 20.99%, 7/15/27	7,498	7,758
APP-14253271.FP.FTS.B, 16.74%, 7/16/27	19,773	20,220
APP-13061423.FP.FTS.B, 13.24%, 7/17/27	13,600	13,858
APP-13028479.FP.FTS.B, 21.74%, 7/23/27	5,348	5,415
APP-14420972.FP.FTS.B, 14.24%, 7/26/27	10,162	10,389
APP-13403231.FP.FTS.B, 16.74%, 7/30/27	17,706	18,373
APP-14541253.FP.FTS.B, 13.99%, 7/31/27	25,021	25,500
APP-14545674.FP.FTS.B, 26.99%, 8/03/27	6,763	7,011
APP-14531076.FP.FTS.B, 23.24%, 8/07/27	12,278	12,748
APP-14569337.FP.FTS.B, 24.74%, 8/07/27	10,000	10,397
APP-13423039.FP.FTS.B, 14.24%, 8/14/27	25,660	13,806
APP-14542132.FP.FTS.B, 20.99%, 8/15/27	7,088	7,290
APP-13068321.FP.FTS.B, 18.24%, 9/25/27	28,130	20,022
APP-12804212.FP.FTS.B, 22.49%, 10/10/27	8,850	9,174
APP-13659468.FP.FTS.B, 26.49%, 10/12/27	7,607	7,818
APP-14406359.FP.FTS.B, 21.24%, 10/16/27	37,406	38,501
APP-14439749.FP.FTS.B, 15.99%, 10/30/27	15,663	1,880
APP-13132268.FP.FTS.B, 16.74%, 11/01/27	22,592	23,198
APP-13657764.FP.FTS.B, 16.74%, 11/13/27	22,701	23,133
APP-12042791.FP.FTS.B, 18.74%, 12/30/27	36,702	21,442
APP-12794031.FP.FTS.B, 18.99%, 1/28/28	11,124	7,580
		4,592,790
LendingClub Corp.
158790336.LC.FTS.B, 16.12%, 1/30/25	898	902
166192973.LC.FTS.B, 18.62%, 2/06/25	503	504
167773992.LC.FTS.B, 18.62%, 3/04/25	749	750
168199339.LC.FTS.B, 20.55%, 3/11/25	1,399	1,405
167777432.LC.FTS.B, 18.62%, 3/19/25	927	931
149326456.LC.FTS.B, 13.9%, 3/26/34	4,664	4,641
157113878.LC.FTS.B, 16.95%, 8/20/34	56	56
154211311.LC.FTS.B, 20%, 11/26/34	3,934	—
162773046.LC.FTS.B, 20.55%, 12/15/34	3,059	—
163432488.LC.FTS.B, 16.95%, 12/23/34	2,633	2,617
163266659.LC.FTS.B, 16.12%, 12/30/34	1,237	1,238
148228998.LC.FTS.B, 15.57%, 1/01/35	966	490
159978471.LC.FTS.B, 15.24%, 1/08/35	940	937
162809872.LC.FTS.B, 12.4%, 1/15/35	934	180
150429035.LC.FTS.B, 14.74%, 1/15/35	92	93
161536145.LC.FTS.B, 16.95%, 1/28/35	467	468
		15,212
LendingClub Corp. - LCX
166491719.LC.FTS.B, 16.95%, 2/17/25	377	377
165922400.LC.FTS.B, 15%, 10/15/25	4,832	4,031
	Principal
Description	Amount	Value

LendingClub Corp. - LCX (continued)
		$4,408
LendingClub Corp. - LCX PM
185511719.LC.FTS.B, 15.99%, 2/01/25	$971	965
185662657.LC.FTS.B, 18.99%, 2/01/25	716	712
185638468.LC.FTS.B, 22.99%, 2/01/25	725	725
185643067.LC.FTS.B, 14.99%, 2/10/25	689	686
186109333.LC.FTS.B, 18.99%, 2/11/25	1,913	—
185744461.LC.FTS.B, 19.99%, 2/12/25	608	610
185887741.LC.FTS.B, 15.99%, 2/14/25	591	589
185869462.LC.FTS.B, 14.99%, 2/15/25	340	339
185704535.LC.FTS.B, 16.49%, 2/15/25	12,288	—
186171654.LC.FTS.B, 22.99%, 2/15/25	1,889	1,898
186235317.LC.FTS.B, 15.99%, 2/21/25	621	619
187039985.LC.FTS.B, 18.99%, 3/10/25	1,066	1,061
187034378.LC.FTS.B, 14.49%, 3/11/25	3,528	3,509
187041967.LC.FTS.B, 17.99%, 3/11/25	792	788
187002032.LC.FTS.B, 7.59%, 3/14/25	3,691	3,660
186336075.LC.FTS.B, 11.49%, 3/16/25	3,424	3,401
187080057.LC.FTS.B, 15.99%, 3/17/25	719	716
187276072.LC.FTS.B, 21.79%, 3/17/25	1,015	1,023
187345204.LC.FTS.B, 15.44%, 3/23/25	1,345	1,341
187594459.LC.FTS.B, 16.39%, 3/25/25	1,861	1,856
187619723.LC.FTS.B, Zero Cpn, 4/01/25	4,945	—
187566584.LC.FTS.B, 12.49%, 4/01/25	3,259	3,243
187832626.LC.FTS.B, 21.79%, 4/01/25	588	592
187639145.LC.FTS.B, 20.79%, 4/03/25	2,924	2,932
188006789.LC.FTS.B, 17.99%, 4/06/25	1,393	1,387
188000200.LC.FTS.B, 22.99%, 4/06/25	10,733	—
187813540.LC.FTS.B, 15.99%, 5/30/25	1,121	50
185040393.LC.FTS.B, 18.44%, 7/07/25	1,415	1,408
187360350.LC.FTS.B, 13.99%, 7/28/25	6,208	—
174304247.LC.FTS.B, 20.99%, 2/02/26	9,665	9,802
187034706.LC.FTS.B, 5%, 3/30/26	10,350	10,442
185018593.LC.FTS.B, 18.99%, 1/14/27	11,705	11,429
184468285.LC.FTS.B, 16.99%, 1/15/27	8,344	—
185237685.LC.FTS.B, 18.49%, 1/20/27	2,168	2,135
185250357.LC.FTS.B, 19.99%, 1/20/27	9,146	9,164
185150236.LC.FTS.B, 14.99%, 1/24/27	9,485	9,316
185117236.LC.FTS.B, 20.99%, 1/26/27	13,055	13,097
184791777.LC.FTS.B, 13.74%, 1/28/27	6,005	5,931
185597588.LC.FTS.B, 16.24%, 1/28/27	7,365	930
185547681.LC.FTS.B, 19.99%, 1/28/27	5,245	5,267
185488281.LC.FTS.B, 28.99%, 1/29/27	4,206	4,303
184982732.LC.FTS.B, 16.99%, 2/01/27	8,060	7,939
185682815.LC.FTS.B, 23.99%, 2/01/27	6,612	6,669
185544780.LC.FTS.B, 18.99%, 2/02/27	15,800	15,505
185716515.LC.FTS.B, 17.49%, 2/03/27	9,966	948
185662157.LC.FTS.B, 16.49%, 2/07/27	9,612	9,477
185742276.LC.FTS.B, 19.49%, 2/07/27	19,033	1,798
185846086.LC.FTS.B, 21.99%, 2/11/27	15,467	740
185835140.LC.FTS.B, 21.99%, 2/14/27	11,391	11,493
185699989.LC.FTS.B, 23.99%, 2/14/27	5,787	5,859
186058311.LC.FTS.B, 15.69%, 2/15/27	23,203	—
186203908.LC.FTS.B, 21.99%, 2/15/27	14,177	14,363
186007586.LC.FTS.B, 23.49%, 2/15/27	7,463	7,535
185942868.LC.FTS.B, 15.94%, 2/18/27	21,237	—
186027871.LC.FTS.B, 18.99%, 2/20/27	12,746	12,582

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	103

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
187037217.LC.FTS.B, 18.49%, 3/10/27	$4,365	$4,299
187071023.LC.FTS.B, 17.99%, 3/11/27	8,412	8,268
187032664.LC.FTS.B, 20.99%, 3/11/27	11,562	11,514
187074112.LC.FTS.B, 21.99%, 3/11/27	10,380	132
187178718.LC.FTS.B, 19.99%, 3/15/27	12,602	12,415
186624355.LC.FTS.B, 21.49%, 3/15/27	6,508	6,433
187028667.LC.FTS.B, 20.99%, 3/17/27	9,197	9,172
187080092.LC.FTS.B, 20.99%, 3/17/27	13,919	13,846
187192813.LC.FTS.B, 20.49%, 3/18/27	5,753	5,724
187318217.LC.FTS.B, 20.49%, 3/18/27	16,104	16,069
187235906.LC.FTS.B, 13.19%, 3/20/27	15,991	15,755
186654687.LC.FTS.B, 23.49%, 3/20/27	10,884	10,977
187352932.LC.FTS.B, Zero Cpn, 3/21/27	7,599	—
187350401.LC.FTS.B, 15.19%, 3/21/27	8,152	8,050
187159940.LC.FTS.B, 17.19%, 3/21/27	5,278	5,200
186875668.LC.FTS.B, 17.74%, 3/21/27	9,335	9,204
187402362.LC.FTS.B, 21.99%, 3/21/27	8,303	1,087
187430105.LC.FTS.B, 25.99%, 3/25/27	7,286	7,408
187248536.LC.FTS.B, 13.19%, 3/28/27	6,949	6,861
187611207.LC.FTS.B, 18.99%, 3/28/27	11,348	11,143
187609544.LC.FTS.B, 19.99%, 3/28/27	11,443	11,445
187644231.LC.FTS.B, 19.99%, 3/28/27	10,300	10,302
187621983.LC.FTS.B, 20.99%, 3/28/27	7,515	7,516
187670705.LC.FTS.B, 17.44%, 3/29/27	22,280	21,434
187264368.LC.FTS.B, 20.99%, 3/29/27	5,783	5,737
187353272.LC.FTS.B, 21.49%, 3/29/27	14,285	—
187764055.LC.FTS.B, 24.99%, 3/29/27	6,517	—
187100244.LC.FTS.B, Zero Cpn, 3/30/27	8,566	—
187772972.LC.FTS.B, 18.99%, 3/30/27	13,720	—
187581793.LC.FTS.B, 19.99%, 3/30/27	8,436	8,413
187751574.LC.FTS.B, 20.44%, 3/30/27	18,624	18,483
187614352.LC.FTS.B, 20.99%, 3/30/27	14,451	14,381
187804301.LC.FTS.B, 19.67%, 3/31/27	19,926	19,897
187819893.LC.FTS.B, 21.49%, 3/31/27	23,197	23,160
187864418.LC.FTS.B, 18.19%, 4/01/27	14,456	14,118
187825531.LC.FTS.B, 19.99%, 4/01/27	5,508	1,997
187651859.LC.FTS.B, 23.99%, 4/01/27	6,416	1,163
187860298.LC.FTS.B, 23.99%, 4/01/27	3,672	3,686
187829994.LC.FTS.B, 22.99%, 4/02/27	18,778	18,843
187860052.LC.FTS.B, 22.99%, 4/03/27	6,054	6,077
187095846.LC.FTS.B, 18.99%, 4/04/27	16,181	348
187891277.LC.FTS.B, 21.49%, 4/04/27	12,280	4,505
187787243.LC.FTS.B, 21.99%, 4/04/27	9,609	9,648
187765035.LC.FTS.B, 23.99%, 4/04/27	14,692	14,747
187819878.LC.FTS.B, 18.99%, 4/05/27	11,725	11,369
187948430.LC.FTS.B, 19.99%, 4/05/27	18,844	18,400
187967430.LC.FTS.B, 20.99%, 4/05/27	12,133	11,943
187981773.LC.FTS.B, 22.99%, 4/05/27	15,323	15,340
188031790.LC.FTS.B, 20.49%, 4/06/27	11,836	11,749
188023733.LC.FTS.B, 20.99%, 4/06/27	4,760	4,712
188040936.LC.FTS.B, 20.99%, 4/06/27	8,923	8,833
187683423.LC.FTS.B, 20.99%, 4/09/27	14,095	—
187944849.LC.FTS.B, 20.44%, 4/14/27	5,990	5,896
187298854.LC.FTS.B, 23.49%, 4/15/27	21,482	21,532
187818380.LC.FTS.B, 25.99%, 4/15/27	4,748	955
187906511.LC.FTS.B, 22.99%, 4/20/27	7,483	7,510
187995587.LC.FTS.B, 6%, 5/15/27	10,793	10,780
185498696.LC.FTS.B, 26.49%, 5/26/27	17,069	17,117
	Principal
Description	Amount	Value

LendingClub Corp. - LCX PM (continued)
185497213.LC.FTS.B, 15%, 5/31/27	$7,135	$5,737
185500402.LC.FTS.B, 15%, 7/12/27	18,533	13,947
187345456.LC.FTS.B, 25.99%, 7/18/27	16,680	16,758
187835579.LC.FTS.B, 22.49%, 7/30/27	3,251	3,272
187054481.LC.FTS.B, 22.49%, 8/10/27	16,457	16,400
187106181.LC.FTS.B, 16.99%, 8/18/27	6,655	1,201
187492389.LC.FTS.B, 18.99%, 8/25/27	3,803	708
186031699.LC.FTS.B, 20.44%, 9/09/27	8,614	8,497
187754766.LC.FTS.B, 15%, 9/30/27	16,105	13,423
187865227.LC.FTS.B, 22.49%, 10/01/27	18,105	776
187316257.LC.FTS.B, 22.49%, 10/21/27	13,805	13,757
185738415.LC.FTS.B, 15%, 10/28/27	10,226	8,354
187417305.LC.FTS.B, 22.99%, 11/20/27	7,216	—
185367638.LC.FTS.B, 5%, 1/24/28	14,736	11,907
185689957.LC.FTS.B, 5%, 2/01/28	7,009	7,050
187202054.LC.FTS.B, 5%, 3/10/28	14,642	11,436
187403735.LC.FTS.B, 5%, 4/10/28	8,588	8,588
172186460.LC.FTS.B, 10.19%, 3/20/34	1,437	—
184877151.LC.FTS.B, 15.99%, 1/14/35	173	172
184979568.LC.FTS.B, 16.49%, 1/14/35	203	202
185305116.LC.FTS.B, 16.19%, 1/16/35	343	341
185196514.LC.FTS.B, 12.49%, 1/20/35	3,775	3,742
184962324.LC.FTS.B, 15.19%, 1/20/35	170	169
185255256.LC.FTS.B, 18.99%, 1/20/35	108	107
185238815.LC.FTS.B, 19.99%, 1/20/35	365	366
185500985.LC.FTS.B, Zero Cpn, 1/26/35	11,845	—
185502282.LC.FTS.B, 12.74%, 1/28/35	116	116
185552695.LC.FTS.B, 16.99%, 1/28/35	878	877
185400546.LC.FTS.B, 20.49%, 1/28/35	919	923
		885,253
Prosper Funding LLC
1721043.PS.FTS.B, 13.5%, 2/15/25	661	663
1708097.PS.FTS.B, 13.7%, 2/15/25	431	433
1714504.PS.FTS.B, 14.89%, 2/15/25	336	338
1720839.PS.FTS.B, 15.29%, 2/15/25	280	281
1708151.PS.FTS.B, 19.5%, 2/15/25	852	859
1717363.PS.FTS.B, 17.8%, 2/18/25	3,991	67
1709564.PS.FTS.B, 15.2%, 2/20/25	280	279
1718419.PS.FTS.B, 13.9%, 2/22/25	299	301
1718422.PS.FTS.B, 14.09%, 2/22/25	733	738
1718395.PS.FTS.B, 22.6%, 2/25/25	2,290	2,319
1722105.PS.FTS.B, 25.11%, 2/28/25	490	493
1739683.PS.FTS.B, 10.44%, 3/22/25	402	401
1732931.PS.FTS.B, 10.5%, 3/22/25	1,445	1,441
1742658.PS.FTS.B, 13.9%, 3/22/25	706	705
1742688.PS.FTS.B, 15.29%, 3/22/25	411	410
1743240.PS.FTS.B, 15.29%, 3/22/25	880	883
1742661.PS.FTS.B, 16%, 3/22/25	702	702
1732961.PS.FTS.B, 17.7%, 3/22/25	302	305
1740142.PS.FTS.B, 21.2%, 3/22/25	1,661	1,673
1742646.PS.FTS.B, 22.5%, 3/22/25	1,205	1,133
1743513.PS.FTS.B, 11.4%, 3/23/25	1,290	1,187
1733798.PS.FTS.B, 13.1%, 3/23/25	1,596	1,592
1740478.PS.FTS.B, 13.8%, 3/23/25	575	574
1740493.PS.FTS.B, 13.9%, 3/23/25	1,556	1,552
1733819.PS.FTS.B, 14.49%, 3/23/25	1,016	1,016
1734275.PS.FTS.B, 15%, 3/23/25	3,796	—

104	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1733942.PS.FTS.B, 15.86%, 3/23/25	$334	$335
1733657.PS.FTS.B, 16%, 3/23/25	1,058	1,059
1734398.PS.FTS.B, 16%, 3/23/25	1,036	1,036
1733828.PS.FTS.B, 17%, 3/23/25	648	652
1743846.PS.FTS.B, 17.8%, 3/23/25	1,272	1,278
1740373.PS.FTS.B, 18.09%, 3/23/25	1,280	376
1734419.PS.FTS.B, 19.3%, 3/23/25	560	564
1740439.PS.FTS.B, 19.8%, 3/23/25	343	345
1743657.PS.FTS.B, 20.34%, 3/23/25	329	330
1740613.PS.FTS.B, 21.5%, 3/23/25	355	357
1740631.PS.FTS.B, 22.6%, 3/23/25	284	288
1743969.PS.FTS.B, 22.6%, 3/23/25	338	341
1744029.PS.FTS.B, 22.6%, 3/23/25	472	476
1743654.PS.FTS.B, 23.4%, 3/23/25	341	344
1743645.PS.FTS.B, 24.3%, 3/23/25	346	348
1734848.PS.FTS.B, 13.3%, 3/24/25	2,000	1,995
1741714.PS.FTS.B, 13.36%, 3/24/25	1,471	1,468
1744692.PS.FTS.B, 15.29%, 3/24/25	2,566	2,567
1734542.PS.FTS.B, 15.8%, 3/24/25	675	677
1734809.PS.FTS.B, 16.8%, 3/24/25	628	628
1741252.PS.FTS.B, 24.95%, 3/24/25	1,161	1,171
1741777.PS.FTS.B, 25.3%, 3/24/25	233	235
1735697.PS.FTS.B, 13.3%, 3/25/25	228	229
1645250.PS.FTS.B, 13.7%, 3/25/25	738	731
1742152.PS.FTS.B, 13.77%, 3/25/25	637	638
1742521.PS.FTS.B, 14.39%, 3/25/25	790	786
1739659.PS.FTS.B, 22.03%, 3/25/25	521	525
1735736.PS.FTS.B, 24.99%, 3/25/25	208	211
1735709.PS.FTS.B, 25.4%, 3/25/25	165	166
1733924.PS.FTS.B, 11.79%, 3/26/25	753	752
1744236.PS.FTS.B, 19.8%, 3/27/25	950	955
1742851.PS.FTS.B, 19.5%, 3/28/25	551	555
1743232.PS.FTS.B, 19.5%, 3/28/25	1,430	1,440
1740193.PS.FTS.B, 12.9%, 3/29/25	1,325	1,321
1739665.PS.FTS.B, 13.5%, 3/31/25	2,371	2,369
1733825.PS.FTS.B, 15.2%, 3/31/25	1,368	1,367
1740157.PS.FTS.B, 17.8%, 3/31/25	1,430	1,437
1740421.PS.FTS.B, 10.5%, 4/01/25	775	772
1733510.PS.FTS.B, 13%, 4/03/25	841	836
1752543.PS.FTS.B, 18.09%, 4/05/25	2,184	2,176
1749466.PS.FTS.B, 24.4%, 4/05/25	772	770
1750219.PS.FTS.B, 11.86%, 4/06/25	1,557	1,545
1750243.PS.FTS.B, 15.86%, 4/06/25	1,363	1,354
1742473.PS.FTS.B, 22.6%, 4/06/25	1,933	—
1750216.PS.FTS.B, 24.86%, 4/06/25	295	296
1744583.PS.FTS.B, 12.02%, 4/07/25	260	258
1734512.PS.FTS.B, 12.15%, 4/07/25	1,583	1,583
1754340.PS.FTS.B, 13.5%, 4/07/25	1,324	1,316
1753815.PS.FTS.B, 18.9%, 4/07/25	1,311	1,307
1751035.PS.FTS.B, 19.41%, 4/07/25	3,132	3,121
1754517.PS.FTS.B, 13.3%, 4/08/25	2,470	2,453
1745267.PS.FTS.B, 13.6%, 4/08/25	3,836	3,800
1752052.PS.FTS.B, 16.4%, 4/08/25	3,431	3,410
1745684.PS.FTS.B, 21.8%, 4/11/25	1,172	1,170
1755867.PS.FTS.B, 24.4%, 4/11/25	680	681
1757481.PS.FTS.B, 12.1%, 4/12/25	1,301	1,293
1750204.PS.FTS.B, 15.29%, 4/12/25	2,601	936
1754131.PS.FTS.B, 18.26%, 4/12/25	2,106	2,096
	Principal
Description	Amount	Value

Prosper Funding LLC (continued)
1738949.PS.FTS.B, 24.4%, 4/13/25	$1,124	$1,140
1732979.PS.FTS.B, 12%, 4/15/25	2,273	2,062
1751041.PS.FTS.B, 13.3%, 4/15/25	1,619	1,609
1753974.PS.FTS.B, 16.5%, 4/15/25	283	282
1734008.PS.FTS.B, 13.36%, 4/16/25	283	282
1762404.PS.FTS.B, 16.1%, 4/19/25	1,368	1,365
1750502.PS.FTS.B, 24.3%, 4/20/25	957	965
1752298.PS.FTS.B, 15.8%, 4/25/25	6,771	1,587
1752310.PS.FTS.B, 16.2%, 5/04/25	1,562	1,560
1756672.PS.FTS.B, 14.6%, 5/08/25	1,561	1,554
1760856.PS.FTS.B, 22.03%, 5/11/25	649	650
1741156.PS.FTS.B, 16.3%, 5/21/25	1,187	1,194
1627091.PS.FTS.B, 16%, 8/27/25	4,300	—
1743195.PS.FTS.B, 21%, 10/03/25	810	817
1707662.PS.FTS.B, 13.9%, 11/14/25	1,504	1,493
1714735.PS.FTS.B, 13.6%, 11/30/25	3,919	2,755
1742670.PS.FTS.B, 22.6%, 1/06/26	3,668	—
1743668.PS.FTS.B, 23.4%, 1/10/26	1,145	1,146
1605548.PS.FTS.B, 12.3%, 8/16/26	5,137	5,096
1615743.PS.FTS.B, 12.3%, 8/16/26	5,850	5,794
1605551.PS.FTS.B, 18.3%, 8/16/26	5,447	5,533
1606481.PS.FTS.B, 15%, 8/17/26	4,610	4,585
1606805.PS.FTS.B, 15.5%, 8/17/26	7,670	—
1618068.PS.FTS.B, 17%, 8/19/26	10,482	—
1618512.PS.FTS.B, 18.5%, 8/20/26	3,954	3,936
1615561.PS.FTS.B, 15%, 8/27/26	1,401	1,399
1633734.PS.FTS.B, 16.63%, 9/20/26	1,510	1,500
1627891.PS.FTS.B, 15.1%, 9/21/26	6,409	6,388
1627885.PS.FTS.B, 15.29%, 9/21/26	8,336	8,292
1628383.PS.FTS.B, 12.87%, 9/22/26	2,356	2,337
1630147.PS.FTS.B, 14.38%, 9/30/26	11,191	11,088
1655727.PS.FTS.B, 10.9%, 10/27/26	2,388	2,372
1655355.PS.FTS.B, 12%, 10/27/26	15,936	15,775
1648957.PS.FTS.B, 14.29%, 10/27/26	4,691	4,669
1645616.PS.FTS.B, 16.63%, 10/27/26	4,668	4,652
1645247.PS.FTS.B, 17.1%, 10/27/26	6,094	6,195
1655334.PS.FTS.B, 25.67%, 10/27/26	3,100	3,244
1656210.PS.FTS.B, 9.45%, 10/28/26	15,503	15,352
1646063.PS.FTS.B, 12.62%, 10/28/26	4,591	4,545
1656189.PS.FTS.B, 13.7%, 10/28/26	5,587	5,562
1656201.PS.FTS.B, 14.68%, 10/28/26	1,650	1,633
1647056.PS.FTS.B, 13.7%, 10/29/26	2,561	2,550
1647023.PS.FTS.B, 16.33%, 10/29/26	12,050	11,999
1647155.PS.FTS.B, 18.48%, 10/29/26	12,084	12,367
1650974.PS.FTS.B, 11.1%, 11/05/26	6,778	6,668
1660968.PS.FTS.B, 11.89%, 11/05/26	5,014	4,933
1648693.PS.FTS.B, 12.7%, 11/05/26	7,649	7,559
1650971.PS.FTS.B, 12.87%, 11/05/26	11,735	11,565
1651400.PS.FTS.B, 13.13%, 11/05/26	9,988	—
1650992.PS.FTS.B, 14.53%, 11/05/26	1,410	1,390
1651085.PS.FTS.B, 25.6%, 11/05/26	2,409	2,489
1658134.PS.FTS.B, 13.6%, 11/08/26	2,208	2,184
1651829.PS.FTS.B, 16.33%, 11/08/26	824	813
1653347.PS.FTS.B, 10.8%, 11/09/26	4,478	4,417
1666392.PS.FTS.B, 11.2%, 11/09/26	2,701	2,660
1649497.PS.FTS.B, 12.8%, 11/10/26	12,583	6,705
1651808.PS.FTS.B, 11.2%, 11/11/26	2,251	2,216
1651412.PS.FTS.B, 13.6%, 11/11/26	11,687	11,534

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	105

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1652735.PS.FTS.B, 10.8%, 11/16/26	$3,140	$3,092
1665174.PS.FTS.B, 12.5%, 11/22/26	18,434	18,149
1657068.PS.FTS.B, 21.9%, 11/22/26	7,913	8,288
1657104.PS.FTS.B, 10.4%, 11/23/26	11,148	11,023
1654297.PS.FTS.B, 13.3%, 11/28/26	6,510	6,413
1654979.PS.FTS.B, 11.1%, 12/05/26	3,175	3,129
1685577.PS.FTS.B, 28.23%, 12/14/26	8,535	8,832
1685967.PS.FTS.B, 11.5%, 12/15/26	6,575	6,473
1679512.PS.FTS.B, 15.7%, 12/15/26	9,902	9,786
1685961.PS.FTS.B, 18.48%, 12/15/26	7,676	7,778
1686345.PS.FTS.B, 23%, 12/15/26	5,483	5,688
1673528.PS.FTS.B, 19%, 12/16/26	12,872	13,048
1674203.PS.FTS.B, 10.8%, 12/17/26	1,315	1,304
1680745.PS.FTS.B, 13.3%, 12/17/26	5,622	5,571
1687770.PS.FTS.B, 14.29%, 12/17/26	7,299	7,220
1687689.PS.FTS.B, 16%, 12/17/26	7,950	8,066
1674248.PS.FTS.B, 16.5%, 12/17/26	10,088	9,978
1654303.PS.FTS.B, 21.18%, 12/18/26	5,585	5,628
1688382.PS.FTS.B, 10.29%, 12/20/26	6,936	6,836
1685184.PS.FTS.B, 12.4%, 12/25/26	7,182	7,070
1685808.PS.FTS.B, 18.33%, 12/29/26	7,537	7,559
1676078.PS.FTS.B, 10.7%, 12/31/26	6,070	5,976
1691244.PS.FTS.B, 14.7%, 12/31/26	6,612	6,547
1681009.PS.FTS.B, 13.5%, 1/04/27	4,247	2,314
1679959.PS.FTS.B, 12.32%, 1/09/27	2,975	1,552
1687871.PS.FTS.B, 12.7%, 1/12/27	13,339	13,125
1693777.PS.FTS.B, 13.41%, 1/12/27	2,002	1,975
1688213.PS.FTS.B, 15.03%, 1/12/27	4,065	4,017
1693816.PS.FTS.B, 15.7%, 1/12/27	4,767	—
1688252.PS.FTS.B, 16.33%, 1/12/27	1,651	1,631
1701030.PS.FTS.B, 18.25%, 1/12/27	13,185	13,361
1687862.PS.FTS.B, 21.09%, 1/12/27	3,851	3,986
1694182.PS.FTS.B, 21.18%, 1/12/27	1,923	1,944
1688234.PS.FTS.B, 25.6%, 1/12/27	2,282	2,364
1701831.PS.FTS.B, 12.3%, 1/13/27	4,916	4,839
1701273.PS.FTS.B, 14.68%, 1/13/27	10,120	9,958
1688576.PS.FTS.B, 18.48%, 1/13/27	5,816	5,897
1701837.PS.FTS.B, 18.48%, 1/13/27	5,288	5,361
1689002.PS.FTS.B, 19.23%, 1/13/27	3,216	3,253
1701810.PS.FTS.B, 21.18%, 1/13/27	5,992	6,072
1689590.PS.FTS.B, 11.4%, 1/14/27	2,917	2,872
1695235.PS.FTS.B, 12.24%, 1/14/27	5,895	5,832
1695712.PS.FTS.B, 27.4%, 1/14/27	1,452	1,506
1701330.PS.FTS.B, 16.1%, 1/15/27	5,155	5,216
1703238.PS.FTS.B, 22.9%, 1/18/27	1,943	2,021
1698271.PS.FTS.B, 11.5%, 1/19/27	5,841	5,757
1692950.PS.FTS.B, 9.81%, 1/20/27	8,100	7,986
1692617.PS.FTS.B, 12.2%, 1/20/27	5,892	5,808
1701660.PS.FTS.B, 11.2%, 1/27/27	5,071	4,984
1702224.PS.FTS.B, 14.68%, 1/28/27	7,865	7,722
1700619.PS.FTS.B, 10.53%, 2/05/27	12,106	11,895
1714342.PS.FTS.B, 13.4%, 2/14/27	3,091	3,040
1707812.PS.FTS.B, 11.2%, 2/15/27	2,258	2,222
1714540.PS.FTS.B, 11.2%, 2/15/27	9,033	8,886
1708667.PS.FTS.B, 12.3%, 2/15/27	17,798	17,508
1708139.PS.FTS.B, 15.2%, 2/15/27	12,998	12,844
1708757.PS.FTS.B, 15.29%, 2/15/27	14,233	14,039
1709063.PS.FTS.B, 16.7%, 2/15/27	6,083	6,000
	Principal
Description	Amount	Value

Prosper Funding LLC (continued)
1714495.PS.FTS.B, 19%, 2/15/27	$13,715	$13,916
1708634.PS.FTS.B, 15%, 2/21/27	9,230	9,105
1714327.PS.FTS.B, 17.37%, 2/23/27	13,115	13,296
1710641.PS.FTS.B, 13.2%, 2/28/27	10,978	10,830
1722529.PS.FTS.B, 19%, 3/12/27	14,442	14,714
1733471.PS.FTS.B, 10.44%, 3/22/27	11,446	11,243
1732976.PS.FTS.B, 10.53%, 3/22/27	7,588	7,463
1740175.PS.FTS.B, 10.7%, 3/22/27	3,099	3,044
1740124.PS.FTS.B, 11.61%, 3/22/27	9,422	9,253
1733513.PS.FTS.B, 11.7%, 3/22/27	5,715	5,621
1732970.PS.FTS.B, 11.79%, 3/22/27	5,235	5,142
1732922.PS.FTS.B, 12.9%, 3/22/27	17,503	17,189
1733459.PS.FTS.B, 13.7%, 3/22/27	14,283	3,283
1742682.PS.FTS.B, 16.33%, 3/22/27	6,886	6,795
1742649.PS.FTS.B, 16.8%, 3/22/27	11,087	10,940
1740148.PS.FTS.B, 18.33%, 3/22/27	8,455	8,573
1739653.PS.FTS.B, 18.48%, 3/22/27	11,291	11,448
1709645.PS.FTS.B, 9.27%, 3/23/27	17,967	17,631
1734128.PS.FTS.B, 10.08%, 3/23/27	5,314	4,376
1743894.PS.FTS.B, 10.29%, 3/23/27	20,568	20,207
1744077.PS.FTS.B, 10.8%, 3/23/27	7,022	368
1744092.PS.FTS.B, 10.8%, 3/23/27	4,398	4,320
1734281.PS.FTS.B, 11.4%, 3/23/27	5,471	5,375
1740508.PS.FTS.B, 11.6%, 3/23/27	4,014	3,949
1740955.PS.FTS.B, 11.79%, 3/23/27	13,088	12,857
1733702.PS.FTS.B, 11.89%, 3/23/27	2,528	2,487
1733807.PS.FTS.B, 12.32%, 3/23/27	6,321	6,210
1740880.PS.FTS.B, 13.5%, 3/23/27	6,228	6,211
1734077.PS.FTS.B, 14%, 3/23/27	4,190	4,137
1733816.PS.FTS.B, 15.1%, 3/23/27	10,820	10,704
1734278.PS.FTS.B, 15.2%, 3/23/27	5,445	5,376
1740958.PS.FTS.B, 15.8%, 3/23/27	13,705	13,530
1743348.PS.FTS.B, 16.43%, 3/23/27	12,587	12,773
1740997.PS.FTS.B, 16.8%, 3/23/27	11,087	10,944
1744065.PS.FTS.B, 16.8%, 3/23/27	13,523	—
1733993.PS.FTS.B, 17.2%, 3/23/27	6,671	6,768
1743540.PS.FTS.B, 17.29%, 3/23/27	9,436	9,597
1743573.PS.FTS.B, 18.78%, 3/23/27	5,380	5,458
1741006.PS.FTS.B, 19%, 3/23/27	3,974	4,031
1741000.PS.FTS.B, 25.67%, 3/23/27	8,965	9,339
1740316.PS.FTS.B, 28.23%, 3/23/27	6,223	6,467
1741357.PS.FTS.B, 10.5%, 3/24/27	3,608	3,546
1734563.PS.FTS.B, 11.2%, 3/24/27	8,058	7,917
1744257.PS.FTS.B, 14%, 3/24/27	2,284	2,258
1744611.PS.FTS.B, 14.38%, 3/24/27	1,091	1,086
1744812.PS.FTS.B, 14.7%, 3/24/27	9,261	9,145
1744656.PS.FTS.B, 15%, 3/24/27	6,797	6,713
1741336.PS.FTS.B, 25.9%, 3/24/27	4,452	4,634
1733495.PS.FTS.B, 21.69%, 3/26/27	8,783	9,130
1735826.PS.FTS.B, 13.19%, 3/27/27	13,262	12,939
1743544.PS.FTS.B, 16.4%, 3/28/27	19,906	19,684
1736876.PS.FTS.B, 19.3%, 3/29/27	5,863	5,965
1747200.PS.FTS.B, 27.4%, 3/29/27	7,608	7,935
1742146.PS.FTS.B, 10.7%, 3/31/27	4,810	4,721
1740187.PS.FTS.B, 15.1%, 4/01/27	2,823	2,782
1749478.PS.FTS.B, 11.5%, 4/05/27	3,887	3,808
1749460.PS.FTS.B, 11.7%, 4/05/27	3,777	3,691
1752540.PS.FTS.B, 11.7%, 4/05/27	10,791	10,547

106	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1740496.PS.FTS.B, 14.19%, 4/05/27	$5,277	$5,204
1742810.PS.FTS.B, 16.7%, 4/05/27	2,280	2,234
1741168.PS.FTS.B, 18.93%, 4/05/27	16,042	499
1743101.PS.FTS.B, 10.5%, 4/06/27	2,128	2,081
1743137.PS.FTS.B, 10.5%, 4/06/27	10,643	10,404
1743134.PS.FTS.B, 13.3%, 4/06/27	12,584	132
1753416.PS.FTS.B, 13.6%, 4/06/27	5,622	5,511
1743125.PS.FTS.B, 14.7%, 4/06/27	11,159	10,940
1752906.PS.FTS.B, 16.33%, 4/06/27	7,950	7,793
1750213.PS.FTS.B, 25.6%, 4/06/27	1,325	1,362
1750876.PS.FTS.B, 10.29%, 4/07/27	18,579	18,168
1744037.PS.FTS.B, 10.5%, 4/07/27	7,982	7,805
1744580.PS.FTS.B, 11.2%, 4/07/27	4,828	4,721
1753818.PS.FTS.B, 11.7%, 4/07/27	8,093	7,913
1750606.PS.FTS.B, 12%, 4/07/27	4,893	4,801
1744541.PS.FTS.B, 12.2%, 4/07/27	18,992	18,569
1753842.PS.FTS.B, 12.2%, 4/07/27	5,426	5,305
1754328.PS.FTS.B, 13.1%, 4/07/27	5,283	5,172
1744715.PS.FTS.B, 13.3%, 4/07/27	17,305	16,974
1744553.PS.FTS.B, 14.53%, 4/07/27	5,529	5,412
1753656.PS.FTS.B, 14.6%, 4/07/27	13,951	13,682
1744559.PS.FTS.B, 14.89%, 4/07/27	3,088	3,031
1751047.PS.FTS.B, 19.3%, 4/07/27	14,492	14,600
1750600.PS.FTS.B, 23%, 4/07/27	8,630	8,869
1755057.PS.FTS.B, 11.2%, 4/08/27	24,897	11,169
1755147.PS.FTS.B, 12.6%, 4/08/27	8,716	1,895
1751995.PS.FTS.B, 15.62%, 4/08/27	8,366	8,312
1755237.PS.FTS.B, 16.02%, 4/08/27	6,509	6,548
1744907.PS.FTS.B, 17.59%, 4/08/27	1,434	1,447
1744880.PS.FTS.B, 19%, 4/08/27	8,759	8,809
1755984.PS.FTS.B, 11.2%, 4/11/27	3,755	3,675
1755927.PS.FTS.B, 11.89%, 4/11/27	4,866	4,762
1752289.PS.FTS.B, 16.5%, 4/11/27	11,377	11,171
1746119.PS.FTS.B, 18.13%, 4/11/27	6,077	5,966
1747364.PS.FTS.B, 11.16%, 4/12/27	8,900	25
1752915.PS.FTS.B, 12.5%, 4/12/27	13,663	13,356
1757922.PS.FTS.B, 14.67%, 4/13/27	5,578	5,481
1749839.PS.FTS.B, 25.6%, 4/14/27	9,340	9,657
1733504.PS.FTS.B, 11.6%, 4/15/27	7,097	6,961
1750612.PS.FTS.B, 11.79%, 4/15/27	7,564	7,396
1744277.PS.FTS.B, 14.39%, 4/15/27	5,582	5,475
1751044.PS.FTS.B, 14.7%, 4/15/27	14,002	13,734
1749974.PS.FTS.B, 23.31%, 4/15/27	4,197	4,435
1755429.PS.FTS.B, 10.5%, 4/16/27	5,329	5,216
1734263.PS.FTS.B, 16.33%, 4/16/27	11,523	11,361
1734857.PS.FTS.B, 10.5%, 4/17/27	1,613	1,582
1749754.PS.FTS.B, 25.9%, 4/17/27	6,828	6,028
1742819.PS.FTS.B, 11.7%, 4/19/27	6,819	6,665
1762974.PS.FTS.B, 11.2%, 4/20/27	4,307	251
1744568.PS.FTS.B, 12%, 4/20/27	6,536	6,391
1739641.PS.FTS.B, 14.7%, 4/21/27	9,732	—
1747212.PS.FTS.B, 13.48%, 4/22/27	14,016	13,767
1744227.PS.FTS.B, 16%, 4/22/27	10,926	11,058
1734284.PS.FTS.B, 16.9%, 4/22/27	1,156	1,172
1750198.PS.FTS.B, 11.99%, 4/26/27	8,554	8,375
1752903.PS.FTS.B, 21.18%, 4/30/27	14,847	14,865
1743944.PS.FTS.B, 24.2%, 4/30/27	2,617	2,694
1754278.PS.FTS.B, 24.42%, 4/30/27	5,154	5,200
	Principal
Description	Amount	Value

Prosper Funding LLC (continued)
1750621.PS.FTS.B, 17.37%, 5/01/27	$6,006	$6,034
1744730.PS.FTS.B, 16.02%, 5/06/27	5,317	5,343
1760306.PS.FTS.B, 22.5%, 5/06/27	4,856	5,076
1744034.PS.FTS.B, 19%, 5/10/27	6,820	6,867
1744574.PS.FTS.B, 19%, 7/21/27	2,185	2,184
1651397.PS.FTS.B, 18.33%, 8/15/27	15,806	8,523
1739848.PS.FTS.B, 21.9%, 9/22/27	5,338	5,540
1660965.PS.FTS.B, 14.29%, 10/29/27	12,280	—
1685217.PS.FTS.B, 10.5%, 11/02/27	17,272	8,760
1678714.PS.FTS.B, 25.2%, 11/14/27	11,896	12,262
1755876.PS.FTS.B, 19.3%, 3/15/28	12,032	10,093
1620576.PS.FTS.B, 16.6%, 8/25/34	358	—
1672271.PS.FTS.B, 13.59%, 12/14/34	386	331
1678708.PS.FTS.B, 16.7%, 12/14/34	1,703	—
1700688.PS.FTS.B, 13%, 1/12/35	330	331
1700679.PS.FTS.B, 13.8%, 1/12/35	517	516
1694194.PS.FTS.B, 24.4%, 1/12/35	114	115
1701405.PS.FTS.B, 14.94%, 1/13/35	339	340
1689398.PS.FTS.B, 15.4%, 1/14/35	204	205
1695043.PS.FTS.B, 16.7%, 1/15/35	742	743
1704948.PS.FTS.B, 13.05%, 1/23/35	456	456
1705293.PS.FTS.B, 14.79%, 1/29/35	519	519
		1,637,358
Upgrade, Inc. - Card
992521854.UG.FTS.B, 28.98%, 2/20/25	37	3
992456807.UG.FTS.B, 29.49%, 2/20/25	4	—
991848979.UG.FTS.B, 19.21%, 2/23/25	1	1
992099081.UG.FTS.B, 19.99%, 2/23/25	168	171
991898820.UG.FTS.B, 20.46%, 2/23/25	29	29
991850018.UG.FTS.B, 28.98%, 2/23/25	5	5
991850458.UG.FTS.B, 28.98%, 2/23/25	94	6
991857540.UG.FTS.B, 28.98%, 2/23/25	40	40
991885208.UG.FTS.B, 28.98%, 2/23/25	23	23
991979851.UG.FTS.B, 28.98%, 2/23/25	43	44
992080455.UG.FTS.B, 28.98%, 2/23/25	10	10
991847993.UG.FTS.B, 29.49%, 2/23/25	1	1
991859751.UG.FTS.B, 29.49%, 2/23/25	7	7
992055313.UG.FTS.B, 29.49%, 2/23/25	41	6
992100429.UG.FTS.B, 29.49%, 2/23/25	27	28
992095631.UG.FTS.B, 15%, 2/24/25	10	10
992022838.UG.FTS.B, 19.99%, 2/24/25	16	16
991881531.UG.FTS.B, 28.98%, 2/24/25	18	18
991950991.UG.FTS.B, 28.98%, 2/24/25	65	66
992070983.UG.FTS.B, 28.98%, 2/24/25	57	58
991856323.UG.FTS.B, 29.49%, 2/24/25	151	153
991857701.UG.FTS.B, 29.49%, 2/24/25	22	22
992017493.UG.FTS.B, 29.49%, 2/24/25	16	17
992101988.UG.FTS.B, 19.8%, 2/25/25 .	144	146
991918949.UG.FTS.B, 28.98%, 2/25/25	38	38
992099082.UG.FTS.B, 29.49%, 2/25/25	308	316
991953301.UG.FTS.B, 16.99%, 3/04/25	83	83
991972238.UG.FTS.B, 15.97%, 3/05/25	31	31
992030620.UG.FTS.B, 17.99%, 3/05/25	18	18
992082342.UG.FTS.B, 17.99%, 3/05/25	21	21
992176129.UG.FTS.B, 14.97%, 3/06/25	72	73
991934175.UG.FTS.B, 15%, 3/06/25	48	48
991965195.UG.FTS.B, 16.99%, 3/06/25	27	27

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	107

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
991992407.UG.FTS.B, 16.99%, 3/06/25	$7	$7
991964363.UG.FTS.B, 17.97%, 3/06/25	19	19
991960077.UG.FTS.B, 19.99%, 3/06/25	5	5
991955582.UG.FTS.B, 29.46%, 3/06/25	3	3
992138560.UG.FTS.B, 29.47%, 3/06/25	1	1
991948233.UG.FTS.B, 29.49%, 3/06/25	9	9
992092422.UG.FTS.B, 15.97%, 3/07/25	55	55
992148536.UG.FTS.B, 16.99%, 3/07/25	17	17
992024120.UG.FTS.B, 17.99%, 3/07/25	22	22
991991290.UG.FTS.B, 29.47%, 3/07/25	4	4
992067831.UG.FTS.B, 16.99%, 3/08/25	16	16
992054524.UG.FTS.B, 17.99%, 3/08/25	139	24
992120582.UG.FTS.B, 19.99%, 3/08/25	3	3
992148579.UG.FTS.B, 27.95%, 3/08/25	10	10
992025712.UG.FTS.B, 28.98%, 3/08/25	3	3
992058166.UG.FTS.B, 28.98%, 3/08/25	6	6
992134748.UG.FTS.B, 28.98%, 3/08/25	3	3
992239900.UG.FTS.B, 28.98%, 3/08/25	2	2
992027450.UG.FTS.B, 29.45%, 3/08/25	5	5
991967022.UG.FTS.B, 29.49%, 3/08/25	8	—
992040296.UG.FTS.B, 29.49%, 3/08/25	16	—
992043880.UG.FTS.B, 29.49%, 3/08/25	2	2
992093860.UG.FTS.B, 29.49%, 3/08/25	10	10
992179156.UG.FTS.B, 29.49%, 3/08/25	1	1
991962073.UG.FTS.B, 15.97%, 3/09/25	60	60
992045994.UG.FTS.B, 15.97%, 3/09/25	44	18
992093111.UG.FTS.B, 15.97%, 3/09/25	3	3
992088368.UG.FTS.B, 17.99%, 3/09/25	15	15
992158284.UG.FTS.B, 17.99%, 3/09/25	73	74
992185435.UG.FTS.B, 17.99%, 3/09/25	224	225
991951113.UG.FTS.B, 19.99%, 3/09/25	115	116
992214049.UG.FTS.B, 19.99%, 3/09/25	7	7
992221115.UG.FTS.B, 27.99%, 3/09/25	24	24
991946853.UG.FTS.B, 28.98%, 3/09/25	37	37
991958281.UG.FTS.B, 28.98%, 3/09/25	88	88
991961425.UG.FTS.B, 28.98%, 3/09/25	72	73
991992864.UG.FTS.B, 28.98%, 3/09/25	59	60
992009447.UG.FTS.B, 28.98%, 3/09/25	31	31
992010855.UG.FTS.B, 28.98%, 3/09/25	738	340
992072527.UG.FTS.B, 28.98%, 3/09/25	5	5
992085211.UG.FTS.B, 28.98%, 3/09/25	150	8
992087976.UG.FTS.B, 28.98%, 3/09/25	7	7
992151456.UG.FTS.B, 28.98%, 3/09/25	6	6
992151766.UG.FTS.B, 28.98%, 3/09/25	1	1
992211701.UG.FTS.B, 28.98%, 3/09/25	30	30
992221812.UG.FTS.B, 29.46%, 3/09/25	23	24
991954696.UG.FTS.B, 29.49%, 3/09/25	22	22
991980308.UG.FTS.B, 29.49%, 3/09/25	19	19
991998692.UG.FTS.B, 29.49%, 3/09/25	240	243
992059724.UG.FTS.B, 29.49%, 3/09/25	13	13
992088547.UG.FTS.B, 29.49%, 3/09/25	1	1
992147169.UG.FTS.B, 29.49%, 3/09/25	3	3
992147400.UG.FTS.B, 29.49%, 3/09/25	12	12
992205759.UG.FTS.B, 29.49%, 3/09/25	2	2
992212611.UG.FTS.B, 29.49%, 3/09/25	95	12
991997245.UG.FTS.B, 19.99%, 3/10/25	27	27
991957178.UG.FTS.B, 28.98%, 3/10/25	55	56
991958934.UG.FTS.B, 28.98%, 3/10/25	31	32
	Principal
Description	Amount	Value

Upgrade, Inc. - Card (continued)
991968026.UG.FTS.B, 28.98%, 3/10/25	$146	$148
991974510.UG.FTS.B, 28.98%, 3/10/25	53	54
992033842.UG.FTS.B, 28.98%, 3/10/25	36	37
992060387.UG.FTS.B, 28.98%, 3/10/25	39	39
991959464.UG.FTS.B, 29.47%, 3/10/25	91	92
991954960.UG.FTS.B, 29.49%, 3/10/25	56	23
991957562.UG.FTS.B, 29.49%, 3/10/25	15	15
991972068.UG.FTS.B, 29.49%, 3/10/25	42	43
991986855.UG.FTS.B, 29.49%, 3/10/25	23	9
992084912.UG.FTS.B, 29.49%, 3/10/25	3	3
992222709.UG.FTS.B, 29.49%, 3/10/25	17	18
992229344.UG.FTS.B, 29.49%, 3/10/25	40	40
991968635.UG.FTS.B, 19.99%, 3/11/25	183	185
992026254.UG.FTS.B, 19.99%, 3/11/25	56	56
992029328.UG.FTS.B, 19.99%, 3/11/25	25	11
992049367.UG.FTS.B, 19.99%, 3/11/25	59	—
992119841.UG.FTS.B, 19.99%, 3/11/25	14	14
992156714.UG.FTS.B, 19.99%, 3/11/25	1	1
992172074.UG.FTS.B, 19.99%, 3/11/25	61	61
992244571.UG.FTS.B, 19.99%, 3/11/25	24	24
991981186.UG.FTS.B, 27.95%, 3/11/25	26	26
991971937.UG.FTS.B, 27.99%, 3/11/25	22	22
992004287.UG.FTS.B, 27.99%, 3/11/25	11	11
992048043.UG.FTS.B, 27.99%, 3/11/25	11	11
991970346.UG.FTS.B, 28.98%, 3/11/25	106	107
991971916.UG.FTS.B, 28.98%, 3/11/25	29	29
991972362.UG.FTS.B, 28.98%, 3/11/25	34	35
991974107.UG.FTS.B, 28.98%, 3/11/25	19	20
991974854.UG.FTS.B, 28.98%, 3/11/25	216	218
991978961.UG.FTS.B, 28.98%, 3/11/25	8	8
991980616.UG.FTS.B, 28.98%, 3/11/25	41	42
991980716.UG.FTS.B, 28.98%, 3/11/25	147	149
991995958.UG.FTS.B, 28.98%, 3/11/25	26	26
991997912.UG.FTS.B, 28.98%, 3/11/25	82	83
991999549.UG.FTS.B, 28.98%, 3/11/25	59	60
992000896.UG.FTS.B, 28.98%, 3/11/25	30	30
992011471.UG.FTS.B, 28.98%, 3/11/25	212	13
992016038.UG.FTS.B, 28.98%, 3/11/25	23	23
992037045.UG.FTS.B, 28.98%, 3/11/25	63	64
992037522.UG.FTS.B, 28.98%, 3/11/25	19	19
992040822.UG.FTS.B, 28.98%, 3/11/25	137	138
992047309.UG.FTS.B, 28.98%, 3/11/25	182	184
992053296.UG.FTS.B, 28.98%, 3/11/25	82	83
992058151.UG.FTS.B, 28.98%, 3/11/25	25	25
992058413.UG.FTS.B, 28.98%, 3/11/25	32	33
992059286.UG.FTS.B, 28.98%, 3/11/25	28	29
992063791.UG.FTS.B, 28.98%, 3/11/25	44	44
992066045.UG.FTS.B, 28.98%, 3/11/25	145	147
992081943.UG.FTS.B, 28.98%, 3/11/25	104	105
992087191.UG.FTS.B, 28.98%, 3/11/25	16	17
992097011.UG.FTS.B, 28.98%, 3/11/25	6	6
992107143.UG.FTS.B, 28.98%, 3/11/25	19	19
992132545.UG.FTS.B, 28.98%, 3/11/25	30	30
992164863.UG.FTS.B, 28.98%, 3/11/25	24	24
992181823.UG.FTS.B, 28.98%, 3/11/25	50	50
992182107.UG.FTS.B, 28.98%, 3/11/25	56	56
992212028.UG.FTS.B, 28.98%, 3/11/25	44	44
992239076.UG.FTS.B, 28.98%, 3/11/25	54	54

108	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992248314.UG.FTS.B, 28.98%, 3/11/25	$59	$60
991963425.UG.FTS.B, 29.46%, 3/11/25	35	35
991988255.UG.FTS.B, 29.46%, 3/11/25	32	33
992006452.UG.FTS.B, 29.46%, 3/11/25	81	39
992079289.UG.FTS.B, 29.46%, 3/11/25	15	15
992154627.UG.FTS.B, 29.46%, 3/11/25	29	15
992158845.UG.FTS.B, 29.46%, 3/11/25	62	30
991971148.UG.FTS.B, 29.47%, 3/11/25	105	106
991984009.UG.FTS.B, 29.47%, 3/11/25	79	80
991967374.UG.FTS.B, 29.48%, 3/11/25	39	40
991980731.UG.FTS.B, 29.48%, 3/11/25	37	3
992070566.UG.FTS.B, 29.48%, 3/11/25	42	43
992072427.UG.FTS.B, 29.48%, 3/11/25	46	46
991966840.UG.FTS.B, 29.49%, 3/11/25	116	21
991970083.UG.FTS.B, 29.49%, 3/11/25	16	16
991979745.UG.FTS.B, 29.49%, 3/11/25	85	86
991984234.UG.FTS.B, 29.49%, 3/11/25	11	11
991992147.UG.FTS.B, 29.49%, 3/11/25	83	84
992001512.UG.FTS.B, 29.49%, 3/11/25	1	1
992011020.UG.FTS.B, 29.49%, 3/11/25	21	21
992020484.UG.FTS.B, 29.49%, 3/11/25	55	30
992024970.UG.FTS.B, 29.49%, 3/11/25	292	296
992036479.UG.FTS.B, 29.49%, 3/11/25	43	44
992037631.UG.FTS.B, 29.49%, 3/11/25	30	5
992071400.UG.FTS.B, 29.49%, 3/11/25	104	19
992073550.UG.FTS.B, 29.49%, 3/11/25	19	19
992074666.UG.FTS.B, 29.49%, 3/11/25	15	8
992081049.UG.FTS.B, 29.49%, 3/11/25	12	12
992082171.UG.FTS.B, 29.49%, 3/11/25	104	18
992084727.UG.FTS.B, 29.49%, 3/11/25	134	139
992085469.UG.FTS.B, 29.49%, 3/11/25	50	51
992086252.UG.FTS.B, 29.49%, 3/11/25	98	15
992088861.UG.FTS.B, 29.49%, 3/11/25	26	27
992109311.UG.FTS.B, 29.49%, 3/11/25	43	43
992123707.UG.FTS.B, 29.49%, 3/11/25	241	244
992170616.UG.FTS.B, 29.49%, 3/11/25	33	33
992172061.UG.FTS.B, 29.49%, 3/11/25	39	7
992188521.UG.FTS.B, 29.49%, 3/11/25	51	51
992195040.UG.FTS.B, 29.49%, 3/11/25	6	6
992202400.UG.FTS.B, 29.49%, 3/11/25	53	—
992248004.UG.FTS.B, 29.49%, 3/11/25	179	181
991974684.UG.FTS.B, 19.99%, 3/12/25	20	20
991993747.UG.FTS.B, 19.99%, 3/12/25	1	1
991996094.UG.FTS.B, 19.99%, 3/12/25	46	8
991999661.UG.FTS.B, 19.99%, 3/12/25	70	70
992005951.UG.FTS.B, 19.99%, 3/12/25	164	32
992023200.UG.FTS.B, 19.99%, 3/12/25	65	66
992177562.UG.FTS.B, 19.99%, 3/12/25	491	38
992185573.UG.FTS.B, 19.99%, 3/12/25	65	66
991995390.UG.FTS.B, 26.94%, 3/12/25	177	179
991977693.UG.FTS.B, 28.98%, 3/12/25	123	124
991980708.UG.FTS.B, 28.98%, 3/12/25	83	84
991987046.UG.FTS.B, 28.98%, 3/12/25	21	21
991987070.UG.FTS.B, 28.98%, 3/12/25	221	—
991987883.UG.FTS.B, 28.98%, 3/12/25	32	32
991988065.UG.FTS.B, 28.98%, 3/12/25	46	46
991991706.UG.FTS.B, 28.98%, 3/12/25	92	93
991991798.UG.FTS.B, 28.98%, 3/12/25	82	83
	Principal
Description	Amount	Value

Upgrade, Inc. - Card (continued)
991992965.UG.FTS.B, 28.98%, 3/12/25	$207	$13
991993120.UG.FTS.B, 28.98%, 3/12/25	7	7
991994329.UG.FTS.B, 28.98%, 3/12/25	141	142
991994726.UG.FTS.B, 28.98%, 3/12/25	125	127
991994997.UG.FTS.B, 28.98%, 3/12/25	258	262
991998887.UG.FTS.B, 28.98%, 3/12/25	85	86
992002963.UG.FTS.B, 28.98%, 3/12/25	8	8
992002976.UG.FTS.B, 28.98%, 3/12/25	62	63
992010449.UG.FTS.B, 28.98%, 3/12/25	38	38
992030698.UG.FTS.B, 28.98%, 3/12/25	146	146
992044157.UG.FTS.B, 28.98%, 3/12/25	72	72
992044551.UG.FTS.B, 28.98%, 3/12/25	87	88
992044814.UG.FTS.B, 28.98%, 3/12/25	40	40
992048204.UG.FTS.B, 28.98%, 3/12/25	9	9
992055434.UG.FTS.B, 28.98%, 3/12/25	100	101
992060145.UG.FTS.B, 28.98%, 3/12/25	20	20
992071635.UG.FTS.B, 28.98%, 3/12/25	18	18
992072262.UG.FTS.B, 28.98%, 3/12/25	164	67
992100185.UG.FTS.B, 28.98%, 3/12/25	176	177
992110250.UG.FTS.B, 28.98%, 3/12/25	36	37
992112480.UG.FTS.B, 28.98%, 3/12/25	138	9
992120153.UG.FTS.B, 28.98%, 3/12/25	99	99
992127800.UG.FTS.B, 28.98%, 3/12/25	16	16
992134637.UG.FTS.B, 28.98%, 3/12/25	6	6
992166477.UG.FTS.B, 28.98%, 3/12/25	69	70
992169826.UG.FTS.B, 28.98%, 3/12/25	23	1
992197128.UG.FTS.B, 28.98%, 3/12/25	69	69
992204705.UG.FTS.B, 28.98%, 3/12/25	40	41
992229520.UG.FTS.B, 28.98%, 3/12/25	103	105
992247166.UG.FTS.B, 28.98%, 3/12/25	24	24
991989548.UG.FTS.B, 29.45%, 3/12/25	124	59
991990731.UG.FTS.B, 29.45%, 3/12/25	460	464
991991384.UG.FTS.B, 29.45%, 3/12/25	122	123
991989663.UG.FTS.B, 29.46%, 3/12/25	81	82
992006408.UG.FTS.B, 29.46%, 3/12/25	47	47
992007099.UG.FTS.B, 29.46%, 3/12/25	148	12
991994040.UG.FTS.B, 29.47%, 3/12/25	49	50
991994628.UG.FTS.B, 29.47%, 3/12/25	363	364
992066355.UG.FTS.B, 29.47%, 3/12/25	29	29
991987928.UG.FTS.B, 29.48%, 3/12/25	327	332
991994796.UG.FTS.B, 29.48%, 3/12/25	49	49
991994940.UG.FTS.B, 29.48%, 3/12/25	119	120
991995247.UG.FTS.B, 29.48%, 3/12/25	136	137
992133983.UG.FTS.B, 29.48%, 3/12/25	43	43
991980527.UG.FTS.B, 29.49%, 3/12/25	306	163
991987141.UG.FTS.B, 29.49%, 3/12/25	348	354
991988086.UG.FTS.B, 29.49%, 3/12/25	151	153
991989453.UG.FTS.B, 29.49%, 3/12/25	24	24
991990855.UG.FTS.B, 29.49%, 3/12/25	149	151
991991523.UG.FTS.B, 29.49%, 3/12/25	180	182
991991745.UG.FTS.B, 29.49%, 3/12/25	716	103
991993361.UG.FTS.B, 29.49%, 3/12/25	459	468
991994236.UG.FTS.B, 29.49%, 3/12/25	183	187
991994319.UG.FTS.B, 29.49%, 3/12/25	210	214
991995051.UG.FTS.B, 29.49%, 3/12/25	32	32
991995510.UG.FTS.B, 29.49%, 3/12/25	148	149
991997278.UG.FTS.B, 29.49%, 3/12/25	28	29
991997790.UG.FTS.B, 29.49%, 3/12/25	5	5

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	109

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992010263.UG.FTS.B, 29.49%, 3/12/25	$42	$42
992013223.UG.FTS.B, 29.49%, 3/12/25	76	77
992021257.UG.FTS.B, 29.49%, 3/12/25	84	85
992022552.UG.FTS.B, 29.49%, 3/12/25	18	18
992031894.UG.FTS.B, 29.49%, 3/12/25	104	106
992034628.UG.FTS.B, 29.49%, 3/12/25	64	64
992035645.UG.FTS.B, 29.49%, 3/12/25	20	21
992035786.UG.FTS.B, 29.49%, 3/12/25	357	363
992054780.UG.FTS.B, 29.49%, 3/12/25	27	28
992062759.UG.FTS.B, 29.49%, 3/12/25	33	33
992063028.UG.FTS.B, 29.49%, 3/12/25	67	68
992064759.UG.FTS.B, 29.49%, 3/12/25	12	12
992077869.UG.FTS.B, 29.49%, 3/12/25	44	44
992081543.UG.FTS.B, 29.49%, 3/12/25	3	3
992093151.UG.FTS.B, 29.49%, 3/12/25	30	31
992098441.UG.FTS.B, 29.49%, 3/12/25	182	185
992100561.UG.FTS.B, 29.49%, 3/12/25	2	2
992110271.UG.FTS.B, 29.49%, 3/12/25	13	13
992137600.UG.FTS.B, 29.49%, 3/12/25	75	76
992159120.UG.FTS.B, 29.49%, 3/12/25	17	17
992162823.UG.FTS.B, 29.49%, 3/12/25	42	—
992167738.UG.FTS.B, 29.49%, 3/12/25	113	114
992181548.UG.FTS.B, 29.49%, 3/12/25	42	42
992189183.UG.FTS.B, 29.49%, 3/12/25	1,930	2,001
992204979.UG.FTS.B, 29.49%, 3/12/25	356	370
992237645.UG.FTS.B, 29.49%, 3/12/25	193	195
992257397.UG.FTS.B, 29.49%, 3/12/25	78	79
992252799.UG.FTS.B, 28.98%, 3/13/25	48	48
992256231.UG.FTS.B, 28.98%, 3/13/25	20	21
992257494.UG.FTS.B, 28.98%, 3/13/25	126	127
992223485.UG.FTS.B, 29.49%, 3/13/25	12	12
992253061.UG.FTS.B, 29.49%, 3/13/25	24	25
992223650.UG.FTS.B, 28.98%, 3/14/25	8	8
992236796.UG.FTS.B, 29.49%, 3/14/25	9	4
992236869.UG.FTS.B, 29.49%, 3/14/25	146	148
992240511.UG.FTS.B, 29.49%, 3/14/25	20	20
992220612.UG.FTS.B, 19.21%, 3/15/25	267	269
992241532.UG.FTS.B, 19.99%, 3/15/25	16	16
992235376.UG.FTS.B, 28.98%, 3/15/25	23	24
992249106.UG.FTS.B, 28.98%, 3/15/25	48	49
992256826.UG.FTS.B, 28.98%, 3/15/25	104	106
992246432.UG.FTS.B, 29.47%, 3/15/25	15	15
992221265.UG.FTS.B, 29.49%, 3/15/25	41	41
992225292.UG.FTS.B, 29.49%, 3/15/25	14	14
992362358.UG.FTS.B, 29.48%, 3/18/25	27	28
992273958.UG.FTS.B, 27.95%, 3/19/25	4	4
992307933.UG.FTS.B, 28.98%, 3/19/25	8	8
992086808.UG.FTS.B, 15.97%, 3/20/25	1	1
992085945.UG.FTS.B, 19.99%, 3/20/25	7	7
992094531.UG.FTS.B, 19.99%, 3/20/25	10	10
992081513.UG.FTS.B, 28.98%, 3/20/25	12	12
992146339.UG.FTS.B, 28.98%, 3/20/25	1	1
992119153.UG.FTS.B, 29.48%, 3/20/25	4	4
992097000.UG.FTS.B, 29.49%, 3/20/25	1	1
992104277.UG.FTS.B, 29.49%, 3/20/25	13	—
992100473.UG.FTS.B, 19.99%, 3/21/25	13	13
992073583.UG.FTS.B, 20.46%, 3/21/25	136	137
992060839.UG.FTS.B, 28.98%, 3/21/25	20	20
	Principal
Description	Amount	Value

Upgrade, Inc. - Card (continued)
992063879.UG.FTS.B, 28.98%, 3/21/25	$20	$20
992069610.UG.FTS.B, 28.98%, 3/21/25	97	99
992073866.UG.FTS.B, 28.98%, 3/21/25	53	54
992208341.UG.FTS.B, 28.98%, 3/21/25	17	17
992059747.UG.FTS.B, 29.45%, 3/21/25	239	241
992068733.UG.FTS.B, 29.46%, 3/21/25	67	68
992207607.UG.FTS.B, 29.47%, 3/21/25	41	42
992325863.UG.FTS.B, 29.47%, 3/21/25	116	8
992182855.UG.FTS.B, 29.48%, 3/21/25	13	12
992063598.UG.FTS.B, 29.49%, 3/21/25	27	27
992069095.UG.FTS.B, 29.49%, 3/21/25	97	97
992077562.UG.FTS.B, 29.49%, 3/21/25	18	18
992081940.UG.FTS.B, 29.49%, 3/21/25	18	18
992084472.UG.FTS.B, 29.49%, 3/21/25	99	102
992098239.UG.FTS.B, 29.49%, 3/21/25	20	21
992115851.UG.FTS.B, 29.49%, 3/21/25	33	34
992149772.UG.FTS.B, 29.49%, 3/21/25	68	70
992300395.UG.FTS.B, 29.49%, 3/21/25	163	165
992073990.UG.FTS.B, 19.99%, 3/22/25	93	7
992127587.UG.FTS.B, 28.98%, 3/22/25	56	57
992141907.UG.FTS.B, 28.98%, 3/22/25	19	19
992076170.UG.FTS.B, 29.46%, 3/22/25	4	4
992068177.UG.FTS.B, 29.47%, 3/22/25	94	95
992081607.UG.FTS.B, 29.48%, 3/22/25	134	136
992080495.UG.FTS.B, 29.49%, 3/22/25	57	10
992081357.UG.FTS.B, 29.49%, 3/22/25	89	91
992100390.UG.FTS.B, 29.49%, 3/22/25	17	17
992135888.UG.FTS.B, 29.49%, 3/22/25	26	26
992161706.UG.FTS.B, 29.49%, 3/22/25	39	39
992192981.UG.FTS.B, 29.49%, 3/22/25	86	87
992203745.UG.FTS.B, 14%, 3/23/25	60	60
992075269.UG.FTS.B, 16.99%, 3/23/25	35	35
992090809.UG.FTS.B, 16.99%, 3/23/25	946	66
992088508.UG.FTS.B, 19.21%, 3/23/25	246	248
992078517.UG.FTS.B, 19.99%, 3/23/25	259	263
992084678.UG.FTS.B, 19.99%, 3/23/25	22	22
992086106.UG.FTS.B, 19.99%, 3/23/25	21	22
992103634.UG.FTS.B, 19.99%, 3/23/25	176	178
992114995.UG.FTS.B, 19.99%, 3/23/25	37	37
992118648.UG.FTS.B, 19.99%, 3/23/25	87	89
992120079.UG.FTS.B, 19.99%, 3/23/25	30	30
992141420.UG.FTS.B, 19.99%, 3/23/25	51	52
992147344.UG.FTS.B, 19.99%, 3/23/25	43	43
992183886.UG.FTS.B, 19.99%, 3/23/25	17	17
992284656.UG.FTS.B, 19.99%, 3/23/25	60	61
992321872.UG.FTS.B, 19.99%, 3/23/25	23	23
992092369.UG.FTS.B, 20.46%, 3/23/25	23	24
992117378.UG.FTS.B, 20.46%, 3/23/25	139	140
992092299.UG.FTS.B, 21.98%, 3/23/25	279	284
992090255.UG.FTS.B, 23.95%, 3/23/25	115	117
992085697.UG.FTS.B, 27.95%, 3/23/25	9	9
992127996.UG.FTS.B, 27.95%, 3/23/25	40	3
992076138.UG.FTS.B, 28.98%, 3/23/25	11	11
992076291.UG.FTS.B, 28.98%, 3/23/25	164	167
992084885.UG.FTS.B, 28.98%, 3/23/25	53	54
992085160.UG.FTS.B, 28.98%, 3/23/25	31	31
992086210.UG.FTS.B, 28.98%, 3/23/25	202	206
992086845.UG.FTS.B, 28.98%, 3/23/25	40	41

110	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992087922.UG.FTS.B, 28.98%, 3/23/25	$357	$363
992090957.UG.FTS.B, 28.98%, 3/23/25	43	44
992099728.UG.FTS.B, 28.98%, 3/23/25	11	11
992103758.UG.FTS.B, 28.98%, 3/23/25	21	21
992112512.UG.FTS.B, 28.98%, 3/23/25	68	68
992115078.UG.FTS.B, 28.98%, 3/23/25	16	17
992121451.UG.FTS.B, 28.98%, 3/23/25	90	6
992123440.UG.FTS.B, 28.98%, 3/23/25	88	89
992124776.UG.FTS.B, 28.98%, 3/23/25	6	6
992139646.UG.FTS.B, 28.98%, 3/23/25	17	17
992142312.UG.FTS.B, 28.98%, 3/23/25	16	16
992148319.UG.FTS.B, 28.98%, 3/23/25	45	46
992152825.UG.FTS.B, 28.98%, 3/23/25	163	169
992163686.UG.FTS.B, 28.98%, 3/23/25	106	108
992174066.UG.FTS.B, 28.98%, 3/23/25	257	262
992175330.UG.FTS.B, 28.98%, 3/23/25	72	74
992176589.UG.FTS.B, 28.98%, 3/23/25	48	49
992178200.UG.FTS.B, 28.98%, 3/23/25	18	18
992200304.UG.FTS.B, 28.98%, 3/23/25	49	50
992208856.UG.FTS.B, 28.98%, 3/23/25	18	18
992209732.UG.FTS.B, 28.98%, 3/23/25	37	37
992215525.UG.FTS.B, 28.98%, 3/23/25	16	16
992221459.UG.FTS.B, 28.98%, 3/23/25	96	16
992223285.UG.FTS.B, 28.98%, 3/23/25	17	17
992278830.UG.FTS.B, 28.98%, 3/23/25	155	158
992284119.UG.FTS.B, 28.98%, 3/23/25	18	18
992312284.UG.FTS.B, 28.98%, 3/23/25	17	17
992318692.UG.FTS.B, 28.98%, 3/23/25	130	132
992321649.UG.FTS.B, 28.98%, 3/23/25	98	100
992331794.UG.FTS.B, 28.98%, 3/23/25	240	244
992345339.UG.FTS.B, 28.98%, 3/23/25	42	43
992091621.UG.FTS.B, 29.45%, 3/23/25	245	250
992092743.UG.FTS.B, 29.45%, 3/23/25	177	181
992095428.UG.FTS.B, 29.45%, 3/23/25	27	28
992154178.UG.FTS.B, 29.45%, 3/23/25	108	110
992159199.UG.FTS.B, 29.45%, 3/23/25	32	32
992260223.UG.FTS.B, 29.45%, 3/23/25	17	17
992089276.UG.FTS.B, 29.46%, 3/23/25	79	80
992099262.UG.FTS.B, 29.46%, 3/23/25	2	3
992093372.UG.FTS.B, 29.47%, 3/23/25	367	376
992098450.UG.FTS.B, 29.47%, 3/23/25	91	92
992128076.UG.FTS.B, 29.47%, 3/23/25	12	12
992230065.UG.FTS.B, 29.47%, 3/23/25	116	118
992092155.UG.FTS.B, 29.48%, 3/23/25	306	313
992100148.UG.FTS.B, 29.48%, 3/23/25	13	13
992115766.UG.FTS.B, 29.48%, 3/23/25	83	86
992269534.UG.FTS.B, 29.48%, 3/23/25	22	22
992075279.UG.FTS.B, 29.49%, 3/23/25	81	—
992075962.UG.FTS.B, 29.49%, 3/23/25	67	5
992076612.UG.FTS.B, 29.49%, 3/23/25	219	223
992076714.UG.FTS.B, 29.49%, 3/23/25	48	49
992077959.UG.FTS.B, 29.49%, 3/23/25	56	57
992085601.UG.FTS.B, 29.49%, 3/23/25	47	47
992087323.UG.FTS.B, 29.49%, 3/23/25	129	23
992088239.UG.FTS.B, 29.49%, 3/23/25	428	438
992088639.UG.FTS.B, 29.49%, 3/23/25	2	2
992090945.UG.FTS.B, 29.49%, 3/23/25	208	213
992092544.UG.FTS.B, 29.49%, 3/23/25	171	175
	Principal
Description	Amount	Value

Upgrade, Inc. - Card (continued)
992093347.UG.FTS.B, 29.49%, 3/23/25	$476	$485
992099804.UG.FTS.B, 29.49%, 3/23/25	17	17
992099891.UG.FTS.B, 29.49%, 3/23/25	11	12
992104677.UG.FTS.B, 29.49%, 3/23/25	43	44
992105922.UG.FTS.B, 29.49%, 3/23/25	13	13
992106241.UG.FTS.B, 29.49%, 3/23/25	14	14
992107332.UG.FTS.B, 29.49%, 3/23/25	16	16
992108103.UG.FTS.B, 29.49%, 3/23/25	17	18
992112463.UG.FTS.B, 29.49%, 3/23/25	17	17
992116093.UG.FTS.B, 29.49%, 3/23/25	45	46
992123182.UG.FTS.B, 29.49%, 3/23/25	62	64
992123466.UG.FTS.B, 29.49%, 3/23/25	25	26
992124518.UG.FTS.B, 29.49%, 3/23/25	13	13
992130283.UG.FTS.B, 29.49%, 3/23/25	18	18
992131223.UG.FTS.B, 29.49%, 3/23/25	102	102
992134100.UG.FTS.B, 29.49%, 3/23/25	4	4
992147037.UG.FTS.B, 29.49%, 3/23/25	18	19
992149128.UG.FTS.B, 29.49%, 3/23/25	49	50
992149809.UG.FTS.B, 29.49%, 3/23/25	17	17
992167628.UG.FTS.B, 29.49%, 3/23/25	61	62
992168335.UG.FTS.B, 29.49%, 3/23/25	23	23
992174056.UG.FTS.B, 29.49%, 3/23/25	15	15
992191296.UG.FTS.B, 29.49%, 3/23/25	47	48
992215462.UG.FTS.B, 29.49%, 3/23/25	34	34
992221268.UG.FTS.B, 29.49%, 3/23/25	17	17
992222570.UG.FTS.B, 29.49%, 3/23/25	41	42
992226804.UG.FTS.B, 29.49%, 3/23/25	13	13
992268242.UG.FTS.B, 29.49%, 3/23/25	28	29
992287585.UG.FTS.B, 29.49%, 3/23/25	18	19
992303999.UG.FTS.B, 29.49%, 3/23/25	275	—
992347137.UG.FTS.B, 29.49%, 3/23/25	17	17
992349340.UG.FTS.B, 29.49%, 3/23/25	17	17
992348097.UG.FTS.B, 26.94%, 3/24/25	349	355
992346001.UG.FTS.B, 29.49%, 3/24/25	16	16
992350144.UG.FTS.B, 29.49%, 3/24/25	42	43
992093797.UG.FTS.B, 15.97%, 3/25/25	397	402
992100630.UG.FTS.B, 15.97%, 3/25/25	102	8
992091162.UG.FTS.B, 17.99%, 3/25/25	494	501
992161505.UG.FTS.B, 15.97%, 3/30/25	7	7
992220928.UG.FTS.B, 16.99%, 3/30/25	2	2
992149696.UG.FTS.B, 17.99%, 3/30/25	134	135
992149764.UG.FTS.B, 22.97%, 3/30/25	290	295
992300267.UG.FTS.B, 16.99%, 3/31/25	154	156
992232064.UG.FTS.B, 19.21%, 3/31/25	16	16
992385335.UG.FTS.B, 15%, 4/01/25	255	18
992192029.UG.FTS.B, 15.97%, 4/01/25	6	7
992256830.UG.FTS.B, 15.97%, 4/01/25	150	152
992169526.UG.FTS.B, 16.99%, 4/01/25	39	40
992191535.UG.FTS.B, 16.99%, 4/01/25	94	95
992201027.UG.FTS.B, 21.97%, 4/01/25	152	23
992262276.UG.FTS.B, 15.97%, 4/02/25	52	53
992172915.UG.FTS.B, 16.99%, 4/02/25	77	78
992213440.UG.FTS.B, 16.99%, 4/02/25	48	49
992247549.UG.FTS.B, 17.99%, 4/02/25	40	41
992281998.UG.FTS.B, 17.99%, 4/02/25	13	13
992194074.UG.FTS.B, 19.21%, 4/02/25	123	8
992237579.UG.FTS.B, 19.8%, 4/02/25	422	430
992200970.UG.FTS.B, 21.46%, 4/02/25	32	33

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	111

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992207780.UG.FTS.B, 21.46%, 4/02/25	$18	$18
992199234.UG.FTS.B, 21.98%, 4/02/25	20	20
992313879.UG.FTS.B, 17.99%, 4/03/25	326	328
992210631.UG.FTS.B, 18.97%, 4/03/25	20	20
992193789.UG.FTS.B, 21.46%, 4/03/25	221	221
992270030.UG.FTS.B, 14%, 4/04/25	18	18
992230337.UG.FTS.B, 14.98%, 4/04/25	128	129
992232001.UG.FTS.B, 15.97%, 4/04/25	27	27
992353155.UG.FTS.B, 15.97%, 4/04/25	11	11
992191130.UG.FTS.B, 17.97%, 4/04/25	109	109
992200137.UG.FTS.B, 17.99%, 4/04/25	69	70
992415824.UG.FTS.B, 17.99%, 4/04/25	66	66
992196124.UG.FTS.B, 21.46%, 4/04/25	104	6
992224958.UG.FTS.B, 15%, 4/05/25	47	47
992210521.UG.FTS.B, 15.97%, 4/05/25	29	29
992231286.UG.FTS.B, 15.99%, 4/05/25	325	327
992223411.UG.FTS.B, 17.97%, 4/05/25	24	24
992202719.UG.FTS.B, 21.46%, 4/05/25	69	70
992233548.UG.FTS.B, 21.46%, 4/05/25	47	47
992211451.UG.FTS.B, 16.99%, 4/06/25	76	76
992239443.UG.FTS.B, 16.99%, 4/06/25	50	50
992267047.UG.FTS.B, 16.99%, 4/06/25	40	40
992268809.UG.FTS.B, 16.99%, 4/06/25	48	48
992345302.UG.FTS.B, 17.99%, 4/06/25	86	87
991953930.UG.FTS.B, 29.49%, 4/06/25	19	18
992221556.UG.FTS.B, 15.97%, 4/07/25	33	33
992243467.UG.FTS.B, 17.99%, 4/07/25	67	—
992061277.UG.FTS.B, 29.46%, 4/07/25	130	117
992298729.UG.FTS.B, 14.98%, 4/08/25	40	40
992368155.UG.FTS.B, 15.97%, 4/08/25	3	3
992394992.UG.FTS.B, 15.97%, 4/08/25	116	117
992321202.UG.FTS.B, 16.99%, 4/08/25	138	140
992350446.UG.FTS.B, 16.99%, 4/08/25	2	2
992236760.UG.FTS.B, 17.99%, 4/08/25	433	437
992310973.UG.FTS.B, 17.99%, 4/08/25	34	34
992429013.UG.FTS.B, 17.99%, 4/08/25	29	29
992484516.UG.FTS.B, 17.99%, 4/08/25	231	233
992242978.UG.FTS.B, 16.99%, 4/09/25	64	64
992408223.UG.FTS.B, 17.99%, 4/09/25	13	6
992271681.UG.FTS.B, 20.46%, 4/09/25	5	5
992033191.UG.FTS.B, 28.98%, 4/09/25	56	57
992263444.UG.FTS.B, 15.97%, 4/10/25	62	63
992372193.UG.FTS.B, 17.97%, 4/11/25	12	12
992286136.UG.FTS.B, 19.21%, 4/11/25	221	19
992363717.UG.FTS.B, 21.98%, 4/11/25	8	8
992297219.UG.FTS.B, 15.97%, 4/12/25	54	54
992347580.UG.FTS.B, 16.99%, 4/12/25	265	267
992307762.UG.FTS.B, 17.99%, 4/12/25	20	20
992295225.UG.FTS.B, 21.98%, 4/12/25	24	24
992322854.UG.FTS.B, 14%, 4/13/25	216	123
992513612.UG.FTS.B, 15.97%, 4/13/25	208	210
992537011.UG.FTS.B, 15.97%, 4/13/25	592	597
992275766.UG.FTS.B, 16.99%, 4/13/25	22	22
992277654.UG.FTS.B, 16.99%, 4/13/25	407	412
992287880.UG.FTS.B, 16.99%, 4/13/25	81	82
992274015.UG.FTS.B, 18.21%, 4/13/25	237	—
992297895.UG.FTS.B, 19.8%, 4/13/25	10	10
992317691.UG.FTS.B, 20.97%, 4/13/25	43	43
	Principal
Description	Amount	Value

Upgrade, Inc. - Card (continued)
992337065.UG.FTS.B, 20.97%, 4/13/25	$31	$14
992355419.UG.FTS.B, 21.46%, 4/13/25	45	45
992293222.UG.FTS.B, 21.98%, 4/13/25	162	165
992340474.UG.FTS.B, 15.97%, 4/14/25	273	109
992285725.UG.FTS.B, 16.83%, 4/14/25	329	332
992289110.UG.FTS.B, 16.83%, 4/14/25	292	295
992300816.UG.FTS.B, 16.99%, 4/14/25	12	12
992564416.UG.FTS.B, 16.99%, 4/14/25	151	152
992316285.UG.FTS.B, 17.99%, 4/14/25	82	83
992324578.UG.FTS.B, 17.99%, 4/14/25	74	75
992309878.UG.FTS.B, 19.8%, 4/14/25	266	268
992281600.UG.FTS.B, 20.46%, 4/14/25	259	—
992288833.UG.FTS.B, 20.97%, 4/14/25	3	2
992289091.UG.FTS.B, 20.97%, 4/14/25	97	7
992289614.UG.FTS.B, 28.98%, 4/14/25	135	38
992305613.UG.FTS.B, 28.98%, 4/14/25	64	65
992310447.UG.FTS.B, 28.98%, 4/14/25	28	28
992304939.UG.FTS.B, 29.49%, 4/14/25	1	—
992308681.UG.FTS.B, 29.49%, 4/14/25	22	23
992310266.UG.FTS.B, 29.49%, 4/14/25	4	4
992303123.UG.FTS.B, 14.98%, 4/15/25	521	8
992303883.UG.FTS.B, 15.99%, 4/15/25	207	208
992297524.UG.FTS.B, 16.99%, 4/15/25	215	218
992307848.UG.FTS.B, 16.99%, 4/15/25	80	5
992294877.UG.FTS.B, 17.99%, 4/15/25	27	27
992301536.UG.FTS.B, 17.99%, 4/15/25	21	21
992303407.UG.FTS.B, 23.95%, 4/15/25	41	18
992295308.UG.FTS.B, 28.98%, 4/15/25	27	27
992300707.UG.FTS.B, 28.98%, 4/15/25	99	100
992301426.UG.FTS.B, 28.98%, 4/15/25	54	55
992297156.UG.FTS.B, 29.46%, 4/15/25	62	62
992296907.UG.FTS.B, 29.49%, 4/15/25	23	23
992308453.UG.FTS.B, 29.49%, 4/15/25	25	25
992580136.UG.FTS.B, 15%, 4/16/25	18	18
992498711.UG.FTS.B, 15.97%, 4/16/25	23	24
992323983.UG.FTS.B, 16.99%, 4/16/25	12	12
992525722.UG.FTS.B, 16.99%, 4/16/25	344	348
992316046.UG.FTS.B, 17.99%, 4/16/25	45	45
992306261.UG.FTS.B, 19.99%, 4/16/25	19	19
992307581.UG.FTS.B, 19.99%, 4/16/25	86	87
992381662.UG.FTS.B, 21.46%, 4/16/25	49	21
992309577.UG.FTS.B, 21.98%, 4/16/25	509	516
992309950.UG.FTS.B, 22.95%, 4/16/25	103	103
992306115.UG.FTS.B, 28.98%, 4/16/25	175	93
992308010.UG.FTS.B, 28.98%, 4/16/25	28	28
992308414.UG.FTS.B, 28.98%, 4/16/25	37	37
992308705.UG.FTS.B, 28.98%, 4/16/25	23	23
992309686.UG.FTS.B, 28.98%, 4/16/25	59	59
992304303.UG.FTS.B, 29.49%, 4/16/25	19	19
992305361.UG.FTS.B, 29.49%, 4/16/25	14	15
992306689.UG.FTS.B, 29.49%, 4/16/25	13	13
992308785.UG.FTS.B, 29.49%, 4/16/25	76	77
992308950.UG.FTS.B, 29.49%, 4/16/25	103	7
992310247.UG.FTS.B, 29.49%, 4/16/25	54	1
992355317.UG.FTS.B, 15%, 4/17/25	34	34
992327747.UG.FTS.B, 15.97%, 4/17/25	30	31
992380827.UG.FTS.B, 20.46%, 4/17/25	8	8
992345799.UG.FTS.B, 28.98%, 4/17/25	2	2

112	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992394779.UG.FTS.B, 29.45%, 4/17/25	$7	$7
992396234.UG.FTS.B, 29.49%, 4/17/25	96	97
992421509.UG.FTS.B, 15%, 4/18/25	12	12
992397485.UG.FTS.B, 15.97%, 4/18/25	38	39
992484763.UG.FTS.B, 15.97%, 4/18/25	73	74
992356139.UG.FTS.B, 16.99%, 4/18/25	52	52
992324428.UG.FTS.B, 17.99%, 4/18/25	64	65
992347652.UG.FTS.B, 17.99%, 4/18/25	276	280
992403384.UG.FTS.B, 17.99%, 4/18/25	131	132
992407904.UG.FTS.B, 19.99%, 4/18/25	11	11
992474848.UG.FTS.B, 19.99%, 4/18/25	6	6
992322893.UG.FTS.B, 28.98%, 4/18/25	27	27
992325295.UG.FTS.B, 28.98%, 4/18/25	34	35
992339264.UG.FTS.B, 29.45%, 4/18/25	11	11
992341212.UG.FTS.B, 29.45%, 4/18/25	205	209
992323207.UG.FTS.B, 29.49%, 4/18/25	233	245
992323564.UG.FTS.B, 29.49%, 4/18/25	22	23
992323640.UG.FTS.B, 29.49%, 4/18/25	130	132
992340847.UG.FTS.B, 29.49%, 4/18/25	120	121
992390575.UG.FTS.B, 29.49%, 4/18/25	14	14
992404573.UG.FTS.B, 29.49%, 4/18/25	5	5
992367233.UG.FTS.B, 15%, 4/19/25	104	105
992563597.UG.FTS.B, 19.8%, 4/19/25	135	137
992357699.UG.FTS.B, 19.99%, 4/19/25	36	37
992334959.UG.FTS.B, 28.98%, 4/19/25	24	24
992485761.UG.FTS.B, 28.98%, 4/19/25	247	253
992332787.UG.FTS.B, 29.49%, 4/19/25	57	59
992336355.UG.FTS.B, 29.49%, 4/19/25	424	434
992358044.UG.FTS.B, 29.49%, 4/19/25	26	27
992393754.UG.FTS.B, 29.49%, 4/19/25	3	3
992411323.UG.FTS.B, 29.49%, 4/19/25	9	9
992428173.UG.FTS.B, 29.49%, 4/19/25	1	1
992338902.UG.FTS.B, 15.97%, 4/20/25	38	38
992343511.UG.FTS.B, 18.97%, 4/20/25	97	99
992341718.UG.FTS.B, 19.99%, 4/20/25	484	—
992352431.UG.FTS.B, 19.99%, 4/20/25	48	48
992354565.UG.FTS.B, 19.99%, 4/20/25	37	37
992370620.UG.FTS.B, 19.99%, 4/20/25	55	56
992396003.UG.FTS.B, 19.99%, 4/20/25	25	25
992429650.UG.FTS.B, 19.99%, 4/20/25	132	135
992480254.UG.FTS.B, 19.99%, 4/20/25	5	5
992501372.UG.FTS.B, 19.99%, 4/20/25	6	—
992514020.UG.FTS.B, 19.99%, 4/20/25	40	41
992522165.UG.FTS.B, 19.99%, 4/20/25	6	6
992600769.UG.FTS.B, 19.99%, 4/20/25	10	10
992362201.UG.FTS.B, 27.99%, 4/20/25	31	31
992366991.UG.FTS.B, 27.99%, 4/20/25	68	70
992613205.UG.FTS.B, 27.99%, 4/20/25	12	13
992619976.UG.FTS.B, 27.99%, 4/20/25	69	4
992338470.UG.FTS.B, 28.98%, 4/20/25	31	31
992338652.UG.FTS.B, 28.98%, 4/20/25	5	5
992340205.UG.FTS.B, 28.98%, 4/20/25	35	36
992341712.UG.FTS.B, 28.98%, 4/20/25	23	23
992342447.UG.FTS.B, 28.98%, 4/20/25	109	111
992343369.UG.FTS.B, 28.98%, 4/20/25	40	41
992345562.UG.FTS.B, 28.98%, 4/20/25	42	43
992350941.UG.FTS.B, 28.98%, 4/20/25	145	149
992352243.UG.FTS.B, 28.98%, 4/20/25	37	38
	Principal
Description	Amount	Value

Upgrade, Inc. - Card (continued)
992355518.UG.FTS.B, 28.98%, 4/20/25	$87	$88
992362635.UG.FTS.B, 28.98%, 4/20/25	72	73
992363075.UG.FTS.B, 28.98%, 4/20/25	25	26
992377665.UG.FTS.B, 28.98%, 4/20/25	19	20
992394901.UG.FTS.B, 28.98%, 4/20/25	218	222
992395078.UG.FTS.B, 28.98%, 4/20/25	121	8
992397649.UG.FTS.B, 28.98%, 4/20/25	106	107
992404422.UG.FTS.B, 28.98%, 4/20/25	218	222
992405698.UG.FTS.B, 28.98%, 4/20/25	23	23
992422929.UG.FTS.B, 28.98%, 4/20/25	34	35
992423682.UG.FTS.B, 28.98%, 4/20/25	19	19
992428010.UG.FTS.B, 28.98%, 4/20/25	253	259
992455319.UG.FTS.B, 28.98%, 4/20/25	56	57
992473400.UG.FTS.B, 28.98%, 4/20/25	39	40
992573156.UG.FTS.B, 28.98%, 4/20/25	156	159
992574303.UG.FTS.B, 28.98%, 4/20/25	5	5
992581324.UG.FTS.B, 28.98%, 4/20/25	287	294
992363476.UG.FTS.B, 29.45%, 4/20/25	4	4
992370756.UG.FTS.B, 29.45%, 4/20/25	90	92
992344089.UG.FTS.B, 29.46%, 4/20/25	34	34
992375682.UG.FTS.B, 29.46%, 4/20/25	4	4
992377954.UG.FTS.B, 29.46%, 4/20/25	122	—
992634015.UG.FTS.B, 29.46%, 4/20/25	54	55
992356513.UG.FTS.B, 29.47%, 4/20/25	61	63
992358512.UG.FTS.B, 29.47%, 4/20/25	38	38
992338159.UG.FTS.B, 29.48%, 4/20/25	374	384
992342055.UG.FTS.B, 29.48%, 4/20/25	59	56
992410239.UG.FTS.B, 29.48%, 4/20/25	51	52
992420021.UG.FTS.B, 29.48%, 4/20/25	49	50
992339584.UG.FTS.B, 29.49%, 4/20/25	28	28
992343488.UG.FTS.B, 29.49%, 4/20/25	40	41
992346255.UG.FTS.B, 29.49%, 4/20/25	16	16
992348941.UG.FTS.B, 29.49%, 4/20/25	427	434
992353212.UG.FTS.B, 29.49%, 4/20/25	37	38
992353485.UG.FTS.B, 29.49%, 4/20/25	13	13
992354907.UG.FTS.B, 29.49%, 4/20/25	24	24
992355055.UG.FTS.B, 29.49%, 4/20/25	343	349
992355688.UG.FTS.B, 29.49%, 4/20/25	39	41
992363009.UG.FTS.B, 29.49%, 4/20/25	15	16
992364226.UG.FTS.B, 29.49%, 4/20/25	92	94
992366019.UG.FTS.B, 29.49%, 4/20/25	2	2
992374591.UG.FTS.B, 29.49%, 4/20/25	19	20
992375064.UG.FTS.B, 29.49%, 4/20/25	424	431
992376938.UG.FTS.B, 29.49%, 4/20/25	40	41
992382960.UG.FTS.B, 29.49%, 4/20/25	90	91
992396638.UG.FTS.B, 29.49%, 4/20/25	147	150
992402039.UG.FTS.B, 29.49%, 4/20/25	1	1
992409052.UG.FTS.B, 29.49%, 4/20/25	1	1
992415416.UG.FTS.B, 29.49%, 4/20/25	80	82
992420121.UG.FTS.B, 29.49%, 4/20/25	24	25
992431548.UG.FTS.B, 29.49%, 4/20/25	48	49
992444515.UG.FTS.B, 29.49%, 4/20/25	62	64
992451074.UG.FTS.B, 29.49%, 4/20/25	4	4
992452851.UG.FTS.B, 29.49%, 4/20/25	46	47
992467820.UG.FTS.B, 29.49%, 4/20/25	102	9
992475354.UG.FTS.B, 29.49%, 4/20/25	78	—
992483310.UG.FTS.B, 29.49%, 4/20/25	238	245
992502758.UG.FTS.B, 29.49%, 4/20/25	9	9

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	113

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992351406.UG.FTS.B, 19.99%, 4/21/25	$74	$67
992371601.UG.FTS.B, 19.99%, 4/21/25	98	100
992443011.UG.FTS.B, 19.99%, 4/21/25	341	24
992501284.UG.FTS.B, 27.95%, 4/21/25	69	70
992400312.UG.FTS.B, 27.99%, 4/21/25	42	43
992352178.UG.FTS.B, 28.98%, 4/21/25	34	34
992352549.UG.FTS.B, 28.98%, 4/21/25	144	148
992355498.UG.FTS.B, 28.98%, 4/21/25	170	174
992357432.UG.FTS.B, 28.98%, 4/21/25	19	19
992365903.UG.FTS.B, 28.98%, 4/21/25	56	57
992367014.UG.FTS.B, 28.98%, 4/21/25	55	55
992371954.UG.FTS.B, 28.98%, 4/21/25	76	76
992421606.UG.FTS.B, 28.98%, 4/21/25	15	15
992466997.UG.FTS.B, 28.98%, 4/21/25	19	19
992474567.UG.FTS.B, 28.98%, 4/21/25	17	18
992475529.UG.FTS.B, 28.98%, 4/21/25	18	19
992490876.UG.FTS.B, 28.98%, 4/21/25	50	51
992492521.UG.FTS.B, 28.98%, 4/21/25	101	103
992492615.UG.FTS.B, 28.98%, 4/21/25	25	25
992544590.UG.FTS.B, 28.98%, 4/21/25	21	22
992556960.UG.FTS.B, 28.98%, 4/21/25	151	153
992559324.UG.FTS.B, 28.98%, 4/21/25	130	9
992351042.UG.FTS.B, 29.49%, 4/21/25	40	40
992372228.UG.FTS.B, 29.49%, 4/21/25	66	5
992375667.UG.FTS.B, 29.49%, 4/21/25	121	124
992379817.UG.FTS.B, 29.49%, 4/21/25	58	60
992383421.UG.FTS.B, 29.49%, 4/21/25	42	43
992387229.UG.FTS.B, 29.49%, 4/21/25	195	200
992389361.UG.FTS.B, 29.49%, 4/21/25	3	3
992397379.UG.FTS.B, 29.49%, 4/21/25	34	35
992398418.UG.FTS.B, 29.49%, 4/21/25	315	321
992404163.UG.FTS.B, 29.49%, 4/21/25	54	55
992432150.UG.FTS.B, 29.49%, 4/21/25	89	92
992443019.UG.FTS.B, 29.49%, 4/21/25	35	36
992457548.UG.FTS.B, 29.49%, 4/21/25	58	60
992461461.UG.FTS.B, 29.49%, 4/21/25	30	31
992481160.UG.FTS.B, 29.49%, 4/21/25	84	85
992522366.UG.FTS.B, 29.49%, 4/21/25	6	6
992362597.UG.FTS.B, 19.99%, 4/22/25	45	46
992368413.UG.FTS.B, 19.99%, 4/22/25	150	153
992369131.UG.FTS.B, 19.99%, 4/22/25	850	869
992369769.UG.FTS.B, 19.99%, 4/22/25	165	167
992374956.UG.FTS.B, 19.99%, 4/22/25	362	370
992377233.UG.FTS.B, 19.99%, 4/22/25	23	23
992384882.UG.FTS.B, 19.99%, 4/22/25	146	26
992401584.UG.FTS.B, 19.99%, 4/22/25	172	175
992418623.UG.FTS.B, 19.99%, 4/22/25	33	34
992438056.UG.FTS.B, 19.99%, 4/22/25	128	11
992514506.UG.FTS.B, 19.99%, 4/22/25	25	26
992552876.UG.FTS.B, 19.99%, 4/22/25	34	35
992561196.UG.FTS.B, 19.99%, 4/22/25	179	183
992621214.UG.FTS.B, 19.99%, 4/22/25	3	3
992629857.UG.FTS.B, 19.99%, 4/22/25	116	120
992542456.UG.FTS.B, 27.95%, 4/22/25	288	295
992543342.UG.FTS.B, 27.99%, 4/22/25	42	44
992361894.UG.FTS.B, 28.98%, 4/22/25	97	98
992362977.UG.FTS.B, 28.98%, 4/22/25	28	29
992367219.UG.FTS.B, 28.98%, 4/22/25	32	32
Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992367296.UG.FTS.B, 28.98%, 4/22/25	$89	$91
992368093.UG.FTS.B, 28.98%, 4/22/25	133	136
992368560.UG.FTS.B, 28.98%, 4/22/25	152	154
992369398.UG.FTS.B, 28.98%, 4/22/25	634	650
992369869.UG.FTS.B, 28.98%, 4/22/25	41	42
992370541.UG.FTS.B, 28.98%, 4/22/25	20	20
992370841.UG.FTS.B, 28.98%, 4/22/25	21	22
992375201.UG.FTS.B, 28.98%, 4/22/25	17	17
992377294.UG.FTS.B, 28.98%, 4/22/25	119	122
992377706.UG.FTS.B, 28.98%, 4/22/25	20	20
992381450.UG.FTS.B, 28.98%, 4/22/25	68	69
992381541.UG.FTS.B, 28.98%, 4/22/25	48	49
992385665.UG.FTS.B, 28.98%, 4/22/25	163	166
992387691.UG.FTS.B, 28.98%, 4/22/25	80	82
992395500.UG.FTS.B, 28.98%, 4/22/25	9	9
992396306.UG.FTS.B, 28.98%, 4/22/25	72	74
992398498.UG.FTS.B, 28.98%, 4/22/25	21	21
992411816.UG.FTS.B, 28.98%, 4/22/25	23	24
992412918.UG.FTS.B, 28.98%, 4/22/25	39	39
992416249.UG.FTS.B, 28.98%, 4/22/25	22	22
992418065.UG.FTS.B, 28.98%, 4/22/25	296	300
992420668.UG.FTS.B, 28.98%, 4/22/25	67	68
992421488.UG.FTS.B, 28.98%, 4/22/25	67	68
992431746.UG.FTS.B, 28.98%, 4/22/25	68	70
992432797.UG.FTS.B, 28.98%, 4/22/25	37	38
992440124.UG.FTS.B, 28.98%, 4/22/25	20	21
992446297.UG.FTS.B, 28.98%, 4/22/25	51	52
992449500.UG.FTS.B, 28.98%, 4/22/25	57	58
992450447.UG.FTS.B, 28.98%, 4/22/25	14	14
992458748.UG.FTS.B, 28.98%, 4/22/25	72	11
992458755.UG.FTS.B, 28.98%, 4/22/25	15	15
992480717.UG.FTS.B, 28.98%, 4/22/25	50	51
992482020.UG.FTS.B, 28.98%, 4/22/25	157	158
992491464.UG.FTS.B, 28.98%, 4/22/25	423	432
992496078.UG.FTS.B, 28.98%, 4/22/25	556	569
992497455.UG.FTS.B, 28.98%, 4/22/25	86	87
992524050.UG.FTS.B, 28.98%, 4/22/25	34	34
992537398.UG.FTS.B, 28.98%, 4/22/25	265	271
992554445.UG.FTS.B, 28.98%, 4/22/25	159	162
992557834.UG.FTS.B, 28.98%, 4/22/25	35	36
992565533.UG.FTS.B, 28.98%, 4/22/25	91	6
992604122.UG.FTS.B, 28.98%, 4/22/25	58	59
992363342.UG.FTS.B, 29.45%, 4/22/25	39	40
992381102.UG.FTS.B, 29.45%, 4/22/25	38	38
992362219.UG.FTS.B, 29.46%, 4/22/25	102	103
992365556.UG.FTS.B, 29.46%, 4/22/25	40	41
992392369.UG.FTS.B, 29.46%, 4/22/25	25	26
992394478.UG.FTS.B, 29.46%, 4/22/25	214	217
992395944.UG.FTS.B, 29.46%, 4/22/25	19	19
992470065.UG.FTS.B, 29.46%, 4/22/25	11	11
992533497.UG.FTS.B, 29.46%, 4/22/25	79	81
992584431.UG.FTS.B, 29.46%, 4/22/25	27	28
992366927.UG.FTS.B, 29.47%, 4/22/25	82	—
992417168.UG.FTS.B, 29.47%, 4/22/25	15	15
992468980.UG.FTS.B, 29.47%, 4/22/25	22	23
992519663.UG.FTS.B, 29.47%, 4/22/25	10	10
992365747.UG.FTS.B, 29.48%, 4/22/25	125	128
992367302.UG.FTS.B, 29.48%, 4/22/25	17	17

114	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992376821.UG.FTS.B, 29.48%, 4/22/25	$413	$429
992362463.UG.FTS.B, 29.49%, 4/22/25	33	34
992364268.UG.FTS.B, 29.49%, 4/22/25	23	23
992364470.UG.FTS.B, 29.49%, 4/22/25	36	36
992365260.UG.FTS.B, 29.49%, 4/22/25	126	10
992366822.UG.FTS.B, 29.49%, 4/22/25	388	398
992369526.UG.FTS.B, 29.49%, 4/22/25	64	65
992369764.UG.FTS.B, 29.49%, 4/22/25	308	314
992373418.UG.FTS.B, 29.49%, 4/22/25	33	34
992376987.UG.FTS.B, 29.49%, 4/22/25	20	20
992377107.UG.FTS.B, 29.49%, 4/22/25	243	247
992382649.UG.FTS.B, 29.49%, 4/22/25	25	26
992385494.UG.FTS.B, 29.49%, 4/22/25	2	2
992388932.UG.FTS.B, 29.49%, 4/22/25	33	33
992390795.UG.FTS.B, 29.49%, 4/22/25	24	24
992414935.UG.FTS.B, 29.49%, 4/22/25	157	161
992419369.UG.FTS.B, 29.49%, 4/22/25	51	52
992419799.UG.FTS.B, 29.49%, 4/22/25	24	25
992420242.UG.FTS.B, 29.49%, 4/22/25	15	15
992420248.UG.FTS.B, 29.49%, 4/22/25	55	—
992422521.UG.FTS.B, 29.49%, 4/22/25	15	15
992427395.UG.FTS.B, 29.49%, 4/22/25	27	27
992427949.UG.FTS.B, 29.49%, 4/22/25	20	20
992435188.UG.FTS.B, 29.49%, 4/22/25	33	33
992445486.UG.FTS.B, 29.49%, 4/22/25	56	58
992464276.UG.FTS.B, 29.49%, 4/22/25	36	36
992477452.UG.FTS.B, 29.49%, 4/22/25	56	57
992479682.UG.FTS.B, 29.49%, 4/22/25	46	48
992502694.UG.FTS.B, 29.49%, 4/22/25	29	30
992508820.UG.FTS.B, 29.49%, 4/22/25	53	55
992515474.UG.FTS.B, 29.49%, 4/22/25	30	31
992519259.UG.FTS.B, 29.49%, 4/22/25	52	53
992519839.UG.FTS.B, 29.49%, 4/22/25	64	65
992532351.UG.FTS.B, 29.49%, 4/22/25	198	207
992545069.UG.FTS.B, 29.49%, 4/22/25	23	24
992564506.UG.FTS.B, 29.49%, 4/22/25	70	71
992564584.UG.FTS.B, 29.49%, 4/22/25	282	—
992573800.UG.FTS.B, 29.49%, 4/22/25	36	36
992595569.UG.FTS.B, 29.49%, 4/22/25	78	80
992602719.UG.FTS.B, 29.49%, 4/22/25	82	83
992607665.UG.FTS.B, 29.49%, 4/22/25	19	19
992611652.UG.FTS.B, 29.49%, 4/22/25	24	2
992624887.UG.FTS.B, 29.49%, 4/22/25	65	66
992626537.UG.FTS.B, 29.49%, 4/22/25	4	4
991884399.UG.FTS.B, 29.49%, 4/25/25	25	26
992239074.UG.FTS.B, 28.98%, 5/08/25	37	37
992182530.UG.FTS.B, 19.99%, 5/09/25	31	31
992135526.UG.FTS.B, 28.98%, 5/09/25	363	370
992066033.UG.FTS.B, 29.49%, 5/09/25	33	5
992143879.UG.FTS.B, 29.49%, 5/09/25	44	41
992096689.UG.FTS.B, 28.98%, 5/23/25	46	47
992003521.UG.FTS.B, 17.99%, 6/01/25	156	23
991951985.UG.FTS.B, 28.98%, 6/06/25	308	50
992082784.UG.FTS.B, 29.49%, 6/08/25	58	4
992282384.UG.FTS.B, 16.99%, 6/09/25	20	8
991996150.UG.FTS.B, 28.98%, 6/09/25	132	120
992034556.UG.FTS.B, 28.98%, 6/09/25	186	191
992287169.UG.FTS.B, 19.99%, 6/12/25	30	31
Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992466482.UG.FTS.B, 29.49%, 6/19/25	$526	$3
992085973.UG.FTS.B, 19.99%, 6/20/25	68	70
992075303.UG.FTS.B, 28.98%, 6/20/25	2	2
992185248.UG.FTS.B, 28.98%, 6/20/25	2	2
992085613.UG.FTS.B, 29.46%, 6/20/25	3	3
992270406.UG.FTS.B, 29.49%, 6/20/25	29	30
992101807.UG.FTS.B, 29.49%, 6/23/25	371	387
992348109.UG.FTS.B, 16.99%, 7/06/25	109	110
992254629.UG.FTS.B, 17.99%, 7/06/25	269	274
991963921.UG.FTS.B, 28.98%, 7/08/25	282	105
992189172.UG.FTS.B, 28.98%, 7/09/25	520	531
991984558.UG.FTS.B, 29.49%, 7/09/25	91	93
992355254.UG.FTS.B, 28.98%, 7/18/25	6	6
992394519.UG.FTS.B, 28.98%, 7/18/25	40	36
992057082.UG.FTS.B, 29.46%, 7/18/25	310	315
992352682.UG.FTS.B, 29.47%, 7/18/25	124	8
992405588.UG.FTS.B, 29.49%, 7/18/25	247	17
992361782.UG.FTS.B, 29.48%, 7/19/25	118	123
992381682.UG.FTS.B, 28.98%, 7/20/25	471	70
992120728.UG.FTS.B, 29.46%, 7/20/25	17	18
992172097.UG.FTS.B, 29.46%, 7/20/25	31	32
992093233.UG.FTS.B, 29.47%, 7/20/25	796	833
992347993.UG.FTS.B, 29.49%, 7/21/25	173	179
992304599.UG.FTS.B, 28.98%, 8/14/25	236	241
992365288.UG.FTS.B, 28.98%, 8/18/25	708	721
992162625.UG.FTS.B, 16.99%, 8/19/25	42	42
992404107.UG.FTS.B, 29.49%, 8/19/25	21	21
992474651.UG.FTS.B, 29.46%, 8/20/25	89	91
992583285.UG.FTS.B, 29.48%, 8/20/25	4	4
992395091.UG.FTS.B, 29.49%, 8/20/25	94	14
992218353.UG.FTS.B, 28.98%, 9/20/25	354	363
992235065.UG.FTS.B, 19.8%, 10/02/25	153	—
992157584.UG.FTS.B, 28.98%, 10/08/25	523	426
992131355.UG.FTS.B, 29.49%, 10/08/25	103	106
992196449.UG.FTS.B, 29.49%, 10/18/25	104	89
992495731.UG.FTS.B, 28.98%, 10/20/25	210	216
992083215.UG.FTS.B, 29.49%, 10/20/25	67	53
992183546.UG.FTS.B, 24.95%, 10/30/25	133	9
991952166.UG.FTS.B, 29.49%, 11/06/25	359	108
992100757.UG.FTS.B, 29.48%, 11/09/25	65	67
992486021.UG.FTS.B, 29.49%, 11/18/25	396	405
992573827.UG.FTS.B, 19.99%, 11/19/25	823	851
992497464.UG.FTS.B, 19.99%, 11/20/25	69	6
992405476.UG.FTS.B, 29.45%, 11/20/25	150	157
992514855.UG.FTS.B, 29.49%, 11/20/25	64	50
992382150.UG.FTS.B, 29.49%, 12/20/25	8	8
992011909.UG.FTS.B, 29.49%, 1/09/26	192	198
992340621.UG.FTS.B, 28.98%, 1/17/26	120	93
992177492.UG.FTS.B, 28.98%, 1/20/26	364	52
992013511.UG.FTS.B, 29.47%, 2/08/26	73	5
992552775.UG.FTS.B, 28.98%, 2/20/26	198	14
992596176.UG.FTS.B, 28.98%, 2/20/26	274	38
992508696.UG.FTS.B, 29.48%, 2/20/26	64	—
992168147.UG.FTS.B, 19.99%, 3/08/26	985	1,024
992246618.UG.FTS.B, 28.98%, 3/11/26	78	82
992452704.UG.FTS.B, 19.99%, 3/19/26	139	145
992217550.UG.FTS.B, 28.98%, 3/20/26	143	149
992485527.UG.FTS.B, 29.49%, 3/20/26	141	114

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	115

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992287298.UG.FTS.B, 29.49%, 4/12/26	$204	$12
992075322.UG.FTS.B, 19.99%, 4/20/26	177	15
992397329.UG.FTS.B, 29.49%, 4/20/26	47	49
992597371.UG.FTS.B, 29.49%, 4/20/26	157	22
992425148.UG.FTS.B, 28.98%, 5/20/26	207	217
992237498.UG.FTS.B, 15.97%, 5/30/26	4,763	3,402
992088318.UG.FTS, 0.17%, 6/01/26	42	42
992038832.UG.FTS.B, 28.98%, 6/09/26	706	527
992385553.UG.FTS.B, 29.49%, 7/18/26	115	—
992342047.UG.FTS.B, 29.48%, 8/18/26	677	47
992159329.UG.FTS.B, 21.98%, 8/29/26	141	107
992238434.UG.FTS.B, 28.98%, 9/12/26	530	550
991992424.UG.FTS.B, 28.98%, 10/09/26	238	174
991994026.UG.FTS.B, 29.49%, 10/09/26	1,700	1,277
992430690.UG.FTS.B, 29.49%, 12/18/26	626	636
992089191.UG.FTS.B, 29.48%, 2/20/27	405	—
992220224.UG.FTS.B, 19.99%, 4/04/27	1,663	1,746
992227359.UG.FTS.B, 19.99%, 4/04/27	12	11
992277625.UG.FTS.B, 15.99%, 4/13/27	818	853
992296704.UG.FTS.B, 16.99%, 4/15/27	1,537	1,615
992239940.UG.FTS.B, 15.99%, 7/06/27	705	458
992193819.UG.FTS.B, 22.36%, 11/29/27	92	96
992002435.UG.FTS.B, 28.98%, 1/08/28	243	250
992058890.UG.FTS.B, 29.49%, 2/18/28	110	112
992355043.UG.FTS.B, 28.98%, 3/19/28	1,547	965
992133652.UG.FTS.B, 28.98%, 5/08/28	122	—
992156587.UG.FTS.B, 29.49%, 9/09/28	220	111
992359352.UG.FTS.B, 29.49%, 7/18/29	26	2
992229716.UG.FTS.B, 29.49%, 1/20/30	1	1
992541032.UG.FTS.B, 29.49%, 1/20/30	2	2
992149701.UG.FTS.B, 17.99%, 1/25/30	5	5
992160230.UG.FTS.B, 19.8%, 1/29/30	1	1
992078124.UG.FTS.B, 29.49%, 4/08/32	7	7
		89,326
Upstart Network, Inc.
L2653470.UP.FTS.B, 9.9%, 2/18/25	95	94
FW2653772.UP.FTS.B, 12.73%, 2/18/25	236	233
L2655802.UP.FTS.B, 13.7%, 2/18/25	2,694	2,656
FW2657387.UP.FTS.B, 15.36%, 2/18/25	405	399
L2655839.UP.FTS.B, 20.67%, 2/18/25	397	392
FW2657763.UP.FTS.B, 25.51%, 2/18/25	484	42
FW2651300.UP.FTS.B, 26.41%, 2/18/25	3,036	218
FW2653018.UP.FTS.B, 28.19%, 2/18/25	532	525
L1720797.UP.FTS.B, 13.29%, 2/22/25	377	193
L2789474.UP.FTS.B, 5.35%, 3/14/25	4,490	4,437
FW2782638.UP.FTS.B, 6.35%, 3/14/25	273	270
L2789162.UP.FTS.B, 6.79%, 3/14/25	495	489
L2790004.UP.FTS.B, 7.29%, 3/14/25	101	100
FW2780242.UP.FTS.B, 7.32%, 3/14/25	553	547
L2780817.UP.FTS.B, 8.23%, 3/14/25	1,894	1,651
L2708925.UP.FTS.B, 8.54%, 3/14/25	1,500	1,481
L2782839.UP.FTS.B, 8.65%, 3/14/25	1,794	1,771
L2790033.UP.FTS.B, 8.96%, 3/14/25	702	692
L2788652.UP.FTS.B, 9.29%, 3/14/25	3,238	3,197
FW2780431.UP.FTS.B, 9.37%, 3/14/25	189	187
L2786390.UP.FTS.B, 9.45%, 3/14/25	571	565
FW2789186.UP.FTS.B, 9.55%, 3/14/25	476	470
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2782831.UP.FTS.B, 9.91%, 3/14/25	$3,685	$3,638
L2787472.UP.FTS.B, 9.97%, 3/14/25	879	868
L2784267.UP.FTS.B, 10.12%, 3/14/25	201	199
L2784498.UP.FTS.B, 10.44%, 3/14/25	4,813	4,751
L2784868.UP.FTS.B, 11.13%, 3/14/25	233	230
FW2785947.UP.FTS.B, 11.48%, 3/14/25	419	414
L2785788.UP.FTS.B, 11.62%, 3/14/25	4,300	4,234
L2782511.UP.FTS.B, 12.01%, 3/14/25	324	319
L2783638.UP.FTS.B, 12.12%, 3/14/25	787	775
L2781981.UP.FTS.B, 12.17%, 3/14/25	98	97
FW2790770.UP.FTS.B, 12.38%, 3/14/25	838	828
L2785153.UP.FTS.B, 12.45%, 3/14/25	565	557
L2785167.UP.FTS.B, 12.55%, 3/14/25	989	974
L2779841.UP.FTS.B, 13.12%, 3/14/25	1,674	1,648
L2786541.UP.FTS.B, 13.29%, 3/14/25	1,198	1,180
L2781476.UP.FTS.B, 13.87%, 3/14/25	3,159	3,114
L2785794.UP.FTS.B, 14%, 3/14/25	178	176
L2782270.UP.FTS.B, 14.18%, 3/14/25	151	149
L2783992.UP.FTS.B, 14.35%, 3/14/25	507	499
L2783494.UP.FTS.B, 14.52%, 3/14/25	1,390	1,369
L2789562.UP.FTS.B, 14.72%, 3/14/25	590	581
FW2782628.UP.FTS.B, 14.81%, 3/14/25	818	806
L2781813.UP.FTS.B, 14.88%, 3/14/25	805	793
L2786094.UP.FTS.B, 14.97%, 3/14/25	381	375
L2781532.UP.FTS.B, 15.01%, 3/14/25	613	603
FW2788311.UP.FTS.B, 15.07%, 3/14/25	736	725
L2778950.UP.FTS.B, 15.29%, 3/14/25	944	930
L2789802.UP.FTS.B, 15.69%, 3/14/25	259	255
L2783447.UP.FTS.B, 16.16%, 3/14/25	1,557	1,533
L2784731.UP.FTS.B, 16.18%, 3/14/25	2,210	2,177
FW2785887.UP.FTS.B, 16.41%, 3/14/25	323	318
FW2783979.UP.FTS.B, 16.68%, 3/14/25	656	428
L2783908.UP.FTS.B, 16.9%, 3/14/25	576	568
FW2782202.UP.FTS.B, 17.05%, 3/14/25	105	103
L2783618.UP.FTS.B, 17.2%, 3/14/25	631	622
L2786224.UP.FTS.B, 17.23%, 3/14/25	1,132	1,116
FW2779702.UP.FTS.B, 17.41%, 3/14/25	695	685
L2781269.UP.FTS.B, 17.46%, 3/14/25	674	563
L2786774.UP.FTS.B, 18.02%, 3/14/25	172	170
FW2789731.UP.FTS.B, 18.32%, 3/14/25	535	527
L2786748.UP.FTS.B, 18.37%, 3/14/25	1,141	1,125
L2783772.UP.FTS.B, 19.16%, 3/14/25	1,077	1,062
L2780057.UP.FTS.B, 19.94%, 3/14/25	407	402
L2780756.UP.FTS.B, 20.48%, 3/14/25	57	56
FW2783539.UP.FTS.B, 20.82%, 3/14/25	499	492
L2786126.UP.FTS.B, 20.92%, 3/14/25	453	447
L2785016.UP.FTS.B, 21.17%, 3/14/25	240	236
FW2784134.UP.FTS.B, 21.24%, 3/14/25	243	240
L2785725.UP.FTS.B, 21.29%, 3/14/25	166	164
L2787109.UP.FTS.B, 21.35%, 3/14/25	679	670
L2782350.UP.FTS.B, 21.46%, 3/14/25	166	164
L2787578.UP.FTS.B, 21.76%, 3/14/25	664	654
L2782964.UP.FTS.B, 22.07%, 3/14/25	224	220
L2782645.UP.FTS.B, 22.52%, 3/14/25	1,687	1,663
FW2785697.UP.FTS.B, 22.53%, 3/14/25	540	532
FW2787563.UP.FTS.B, 22.68%, 3/14/25	338	333
FW2785249.UP.FTS.B, 22.94%, 3/14/25	759	749
L2780571.UP.FTS.B, 23.44%, 3/14/25	675	341

116	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2780513.UP.FTS.B, 24.57%, 3/14/25	$4,811	$4,186
FW2783940.UP.FTS.B, 24.74%, 3/14/25	58	57
L2783518.UP.FTS.B, 25.17%, 3/14/25	861	773
FW2788009.UP.FTS.B, 25.24%, 3/14/25	3,275	3,232
FW2789028.UP.FTS.B, 25.9%, 3/14/25	743	627
FW2785977.UP.FTS.B, 25.94%, 3/14/25	1,280	1,262
FW2789498.UP.FTS.B, 26.58%, 3/14/25	439	369
L2781349.UP.FTS.B, 28.09%, 3/14/25	2,126	1,824
FW2787819.UP.FTS.B, 28.48%, 3/14/25	133	131
FW2788507.UP.FTS.B, 29.01%, 3/14/25	1,875	134
FW2784820.UP.FTS.B, 29.05%, 3/14/25	476	434
FW1895268.UP.FTS.B, 18.48%, 3/21/25	450	444
FW1893365.UP.FTS.B, 26.97%, 3/21/25	508	502
FW2781202.UP.FTS.B, 9.95%, 3/28/25	807	796
FW2785447.UP.FTS.B, 24.58%, 3/28/25	359	354
L2016139.UP.FTS.B, 16.33%, 4/10/25	3,695	3,092
L2932200.UP.FTS.B, 5.67%, 4/11/25	132	130
L2932027.UP.FTS.B, 6.02%, 4/11/25	782	773
L2929905.UP.FTS.B, 6.33%, 4/11/25	299	296
L2932158.UP.FTS.B, 7.54%, 4/11/25	76	76
L2929932.UP.FTS.B, 9.99%, 4/11/25	1,094	1,080
L2931770.UP.FTS.B, 10.22%, 4/11/25	457	451
FW2928017.UP.FTS.B, 10.52%, 4/11/25	675	666
L2931320.UP.FTS.B, 11.14%, 4/11/25	386	380
L2929881.UP.FTS.B, 12.38%, 4/11/25	1,004	987
L2930188.UP.FTS.B, 13.77%, 4/11/25	452	444
L2930012.UP.FTS.B, 17.63%, 4/11/25	1,296	1,276
L2931233.UP.FTS.B, 18.54%, 4/11/25	2,355	2,321
L2930083.UP.FTS.B, 20.84%, 4/11/25	151	149
L2929619.UP.FTS.B, 21.46%, 4/11/25	440	433
FW2930608.UP.FTS.B, 21.67%, 4/11/25	4,143	4,082
FW2929319.UP.FTS.B, 26.2%, 4/11/25	679	669
L2928046.UP.FTS.B, 27.24%, 4/11/25	2,144	1,775
FW2927991.UP.FTS.B, 28.1%, 4/11/25	2,921	212
FW2924920.UP.FTS.B, 28.52%, 4/11/25	54	54
FW2936118.UP.FTS.B, 7.86%, 4/12/25	198	196
L2934109.UP.FTS.B, 8%, 4/12/25	618	609
L2933980.UP.FTS.B, 10%, 4/12/25	633	624
L2934235.UP.FTS.B, 10.92%, 4/12/25	1,370	1,351
L2932991.UP.FTS.B, 11.24%, 4/12/25	342	25
L2934103.UP.FTS.B, 13.2%, 4/12/25	1,127	1,109
L2933861.UP.FTS.B, 13.75%, 4/12/25	301	296
L2934820.UP.FTS.B, 17.41%, 4/12/25	1,634	1,609
L2935513.UP.FTS.B, 17.97%, 4/12/25	978	963
L2931304.UP.FTS.B, 18.2%, 4/12/25	617	607
L2933460.UP.FTS.B, 18.4%, 4/12/25	351	346
L2928766.UP.FTS.B, 18.41%, 4/12/25	818	806
L2934158.UP.FTS.B, 18.51%, 4/12/25	306	301
L2933159.UP.FTS.B, 18.53%, 4/12/25	2,769	2,727
L2935652.UP.FTS.B, 19.04%, 4/12/25	1,415	1,394
L2933024.UP.FTS.B, 19.59%, 4/12/25	628	619
FW2933966.UP.FTS.B, 21.23%, 4/12/25	1,454	1,431
FW2933074.UP.FTS.B, 22.74%, 4/12/25	1,998	1,967
FW2932854.UP.FTS.B, 25.66%, 4/12/25	2,360	2,326
FW2900575.UP.FTS.B, 25.78%, 4/12/25	778	766
FW2931971.UP.FTS.B, 25.79%, 4/12/25	638	543
FW2932613.UP.FTS.B, 27%, 4/12/25	776	764
L2929252.UP.FTS.B, 25.98%, 4/15/25	983	968
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2018443.UP.FTS.B, 13.86%, 4/23/25	$274	$129
L2110121.UP.FTS.B, 7.71%, 4/24/25	2,122	2,093
L2265667.UP.FTS.B, 19.73%, 5/16/25	3,544	3,492
FW2262409.UP.FTS.B, 28.42%, 5/16/25	1,095	977
FW2166539.UP.FTS.B, 28.95%, 5/16/25	3,400	3,374
FW2481101.UP.FTS.B, 11.5%, 6/21/25	393	386
L2783988.UP.FTS.B, 5.98%, 8/14/25	443	438
L2782850.UP.FTS.B, 16.52%, 8/14/25	2,428	2,390
L2785530.UP.FTS.B, 18.7%, 8/14/25	1,548	1,525
L2781760.UP.FTS.B, 22.09%, 8/14/25	3,330	3,272
FW2787195.UP.FTS.B, 24.53%, 8/14/25	3,887	2,835
FW2780476.UP.FTS.B, 28.97%, 8/14/25	2,532	880
L2785522.UP.FTS.B, 24.27%, 8/28/25	4,889	349
FW2787085.UP.FTS.B, 24.9%, 8/28/25	802	788
L2931062.UP.FTS.B, 21.64%, 9/11/25	2,321	165
FW2928685.UP.FTS.B, 30.47%, 9/11/25	919	909
L2111135.UP.FTS.B, 21.95%, 9/24/25	1,212	981
L2262597.UP.FTS.B, 16.24%, 10/16/25	1,420	1,115
FW2263191.UP.FTS.B, 28.73%, 10/16/25	2,195	2,159
FW2267398.UP.FTS.B, 15.02%, 10/17/25	910	897
FW2780647.UP.FTS.B, 19.08%, 1/14/26	3,436	3,380
L2789538.UP.FTS.B, 23.38%, 1/14/26	7,749	7,635
FW2786035.UP.FTS.B, 26.63%, 1/14/26	1,344	1,323
FW1721203.UP.FTS.B, 9.61%, 9/16/26	3,228	3,140
L1721509.UP.FTS.B, 11.2%, 9/16/26.	8,295	8,097
FW1720612.UP.FTS.B, 11.37%, 9/16/26	4,988	4,869
L1722234.UP.FTS.B, 12.18%, 9/16/26	4,216	4,116
FW1721436.UP.FTS.B, 14.47%, 9/16/26	8,961	8,835
L1720338.UP.FTS.B, 15.39%, 9/16/26	6,627	6,532
L1721497.UP.FTS.B, 16.37%, 9/16/26	3,557	3,509
FW1720748.UP.FTS.B, 16.61%, 9/16/26	2,232	2,202
L1722523.UP.FTS.B, 21.72%, 9/16/26	1,665	1,631
FW1722389.UP.FTS.B, 21.83%, 9/16/26	12,175	11,928
L1701780.UP.FTS.B, 26.48%, 9/16/26	4,896	4,807
FW1721156.UP.FTS.B, 26.95%, 9/16/26	11,125	10,925
FW1700325.UP.FTS.B, 30.13%, 9/16/26	679	173
FW1720986.UP.FTS.B, 30.57%, 9/16/26	434	427
FW1720294.UP.FTS.B, 30.66%, 9/16/26	1,317	1,295
L1892951.UP.FTS.B, 14.33%, 10/21/26.	1,644	1,611
L1893967.UP.FTS.B, 14.49%, 10/21/26	859	839
L1894936.UP.FTS.B, 16.25%, 10/21/26.	2,373	1,803
FW1895480.UP.FTS.B, 16.41%, 10/21/26	6,027	5,907
L1890982.UP.FTS.B, 16.75%, 10/21/26	3,258	3,217
FW1894387.UP.FTS.B, 17.87%, 10/21/26	2,796	2,742
FW1894844.UP.FTS.B, 18.47%, 10/21/26	10,951	10,739
L1894129.UP.FTS.B, 19.51%, 10/21/26	1,554	1,536
L1892072.UP.FTS.B, 19.65%, 10/21/26.	2,868	686
L1889041.UP.FTS.B, 19.76%, 10/21/26	725	711
L1893140.UP.FTS.B, 24.95%, 10/21/26	952	936
L1890870.UP.FTS.B, 25.37%, 10/21/26.	2,709	2,663
FW1893402.UP.FTS.B, 27.14%, 10/21/26	3,287	2,197
L1892234.UP.FTS.B, 27.37%, 10/21/26.	6,317	6,219
FW1891795.UP.FTS.B, 28.39%, 10/21/26	6,102	1,510
FW1892884.UP.FTS.B, 28.78%, 10/21/26	1,263	1,244
FW1893982.UP.FTS.B, 28.82%, 10/21/26	2,453	380
FW1890284.UP.FTS.B, 30.97%, 10/21/26	1,113	751
FW1894842.UP.FTS.B, 31.16%, 10/21/26	2,668	16
L2015861.UP.FTS.B, 9.46%, 11/10/26	4,176	4,059

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	117

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2016805.UP.FTS.B, 10.63%, 11/10/26	$4,020	$3,915
L2000658.UP.FTS.B, 11.67%, 11/10/26	8,398	8,179
FW2017263.UP.FTS.B, 13.09%, 11/10/26	11,500	11,211
L2017795.UP.FTS.B, 13.15%, 11/10/26	2,308	2,250
L2016861.UP.FTS.B, 14.32%, 11/10/26	7,732	7,541
L2016090.UP.FTS.B, 15.07%, 11/10/26	6,087	5,989
L2016450.UP.FTS.B, 15.84%, 11/10/26	3,678	3,620
FW2017922.UP.FTS.B, 16.45%, 11/10/26	7,187	7,014
FW2018016.UP.FTS.B, 16.76%, 11/10/26	9,961	4,677
L2017365.UP.FTS.B, 19.49%, 11/10/26	14,977	14,641
L2018057.UP.FTS.B, 20.23%, 11/10/26	9,909	9,674
L2012751.UP.FTS.B, 20.27%, 11/10/26	5,862	5,732
L2018362.UP.FTS.B, 20.61%, 11/10/26	1,542	1,508
L2015725.UP.FTS.B, 22.82%, 11/10/26	813	794
FW2007819.UP.FTS.B, 23.25%, 11/10/26	6,081	444
L2018147.UP.FTS.B, 23.34%, 11/10/26	6,845	6,696
L2018074.UP.FTS.B, 23.36%, 11/10/26	3,133	3,064
FW2018046.UP.FTS.B, 23.73%, 11/10/26	1,722	1,685
L2010804.UP.FTS.B, 24.21%, 11/10/26	7,907	7,735
L2017556.UP.FTS.B, 25.05%, 11/10/26	1,987	1,944
L2017313.UP.FTS.B, 25.23%, 11/10/26	2,343	2,293
L2017166.UP.FTS.B, 25.5%, 11/10/26	2,202	2,156
FW2017724.UP.FTS.B, 26.2%, 11/10/26	2,110	2,065
FW2017395.UP.FTS.B, 27.53%, 11/10/26	3,097	3,034
FW2018097.UP.FTS.B, 28.2%, 11/10/26	961	942
FW2017283.UP.FTS.B, 29.28%, 11/10/26	2,779	2,724
FW2016668.UP.FTS.B, 29.41%, 11/10/26	3,995	3,919
FW2016021.UP.FTS.B, 29.96%, 11/10/26	7,926	7,776
FW2017531.UP.FTS.B, 30.14%, 11/10/26	4,204	4,123
FW2015923.UP.FTS.B, 30.28%, 11/10/26	4,491	4,405
FW2016098.UP.FTS.B, 30.28%, 11/10/26	899	882
FW2015746.UP.FTS.B, 30.57%, 11/10/26	1,636	1,605
FW2017369.UP.FTS.B, 30.83%, 11/10/26	1,693	1,661
FW2014044.UP.FTS.B, 31.01%, 11/10/26	2,268	2,225
FW2015784.UP.FTS.B, 31.24%, 11/10/26	1,304	1,279
FW2016681.UP.FTS.B, 31.25%, 11/10/26	3,116	3,057
FW2015624.UP.FTS.B, 24.49%, 11/15/26	3,165	3,096
FW2018137.UP.FTS.B, 31.23%, 11/15/26	11,449	11,237
L1890702.UP.FTS.B, 25.43%, 11/19/26	3,216	3,163
FW2017448.UP.FTS.B, 26.97%, 11/20/26	1,106	1,084
FW2110828.UP.FTS.B, 6%, 11/24/26	851	551
L2111539.UP.FTS.B, 8.17%, 11/24/26	3,455	3,359
L2112207.UP.FTS.B, 9.52%, 11/24/26	5,807	3,586
FW2112522.UP.FTS.B, 10.63%, 11/24/26	446	437
L2110925.UP.FTS.B, 12.01%, 11/24/26	13,655	13,326
L2112036.UP.FTS.B, 13.1%, 11/24/26	692	676
L2112445.UP.FTS.B, 15.34%, 11/24/26	1,424	1,406
L2111566.UP.FTS.B, 15.86%, 11/24/26	2,389	2,360
L2111428.UP.FTS.B, 15.89%, 11/24/26	2,486	1,594
FW2111859.UP.FTS.B, 16.21%, 11/24/26	4,079	4,029
FW2111175.UP.FTS.B, 16.64%, 11/24/26	3,199	3,160
L2111907.UP.FTS.B, 16.75%, 11/24/26	1,449	1,432
FW2111473.UP.FTS.B, 17.42%, 11/24/26	2,096	299
FW2112554.UP.FTS.B, 17.97%, 11/24/26	14,756	14,576
FW2103098.UP.FTS.B, 18.1%, 11/24/26	1,964	1,928
L2112204.UP.FTS.B, 18.12%, 11/24/26	2,699	2,668
L2111999.UP.FTS.B, 18.81%, 11/24/26	2,319	2,285
FW2111909.UP.FTS.B, 19.23%, 11/24/26	1,672	1,642
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2111433.UP.FTS.B, 19.56%, 11/24/26	$2,502	$2,457
FW2111564.UP.FTS.B, 19.87%, 11/24/26	2,407	2,364
L2110920.UP.FTS.B, 20%, 11/24/26	6,593	6,475
L2110840.UP.FTS.B, 20.27%, 11/24/26	2,708	666
FW2112337.UP.FTS.B, 20.38%, 11/24/26	5,028	4,939
L2111070.UP.FTS.B, 20.97%, 11/24/26	1,647	1,619
FW2110697.UP.FTS.B, 21.79%, 11/24/26	6,992	4,597
L2111001.UP.FTS.B, 22.12%, 11/24/26	1,017	1,001
L2109591.UP.FTS.B, 22.25%, 11/24/26	12,068	1,833
L2111688.UP.FTS.B, 25.07%, 11/24/26	1,330	1,310
FW2111387.UP.FTS.B, 25.36%, 11/24/26	3,374	2,566
L2112349.UP.FTS.B, 25.4%, 11/24/26	5,335	5,255
L2111206.UP.FTS.B, 25.46%, 11/24/26	1,068	1,052
L2111177.UP.FTS.B, 25.59%, 11/24/26	4,178	2,756
FW2110829.UP.FTS.B, 27.91%, 11/24/26	10,010	719
FW2109993.UP.FTS.B, 28.34%, 11/24/26	2,752	2,714
FW2112225.UP.FTS.B, 30.05%, 11/24/26	968	955
FW2111816.UP.FTS.B, 30.78%, 11/24/26	1,297	1,281
FW2111832.UP.FTS.B, 31.16%, 11/24/26	5,185	4,229
FW2112102.UP.FTS.B, 31.76%, 11/24/26	4,562	4,507
L2016863.UP.FTS.B, 13.15%, 11/25/26	2,321	2,262
FW2264096.UP.FTS.B, 8.01%, 12/16/26	4,036	3,923
L2266515.UP.FTS.B, 8.1%, 12/16/26	3,316	3,223
L2264632.UP.FTS.B, 8.24%, 12/16/26	9,032	8,779
L2233679.UP.FTS.B, 10.15%, 12/16/26	2,998	2,915
L2256936.UP.FTS.B, 11.09%, 12/16/26	9,340	9,098
L2261890.UP.FTS.B, 11.17%, 12/16/26	7,051	6,867
FW2263431.UP.FTS.B, 12.09%, 12/16/26	3,312	3,226
L2262690.UP.FTS.B, 13.04%, 12/16/26	4,070	3,967
FW2263216.UP.FTS.B, 14.33%, 12/16/26	487	475
FW2263771.UP.FTS.B, 14.5%, 12/16/26	3,669	3,577
FW2262525.UP.FTS.B, 14.73%, 12/16/26	14,667	14,306
L2266678.UP.FTS.B, 14.84%, 12/16/26.	6,365	6,208
L2266887.UP.FTS.B, 15.02%, 12/16/26	3,435	3,383
FW2266772.UP.FTS.B, 15.05%, 12/16/26	3,897	3,837
L2261820.UP.FTS.B, 15.32%, 12/16/26	24,320	23,727
FW2265961.UP.FTS.B, 16.27%, 12/16/26	2,984	2,940
L2265506.UP.FTS.B, 16.32%, 12/16/26.	5,095	4,986
L2261462.UP.FTS.B, 16.62%, 12/16/26	1,651	1,627
L2262304.UP.FTS.B, 17.3%, 12/16/26	6,558	6,459
L2261255.UP.FTS.B, 17.42%, 12/16/26.	18,721	18,449
FW2265856.UP.FTS.B, 17.99%, 12/16/26	5,269	379
L2260722.UP.FTS.B, 18.02%, 12/16/26.	1,525	1,493
L2262594.UP.FTS.B, 18.44%, 12/16/26	512	504
L2261469.UP.FTS.B, 19.7%, 12/16/26	1,661	1,626
L2260922.UP.FTS.B, 19.74%, 12/16/26.	3,620	3,542
L2265533.UP.FTS.B, 19.85%, 12/16/26	5,528	3,497
L2262271.UP.FTS.B, 20.02%, 12/16/26	4,862	4,762
FW2262822.UP.FTS.B, 20.38%, 12/16/26	1,568	1,535
L2262115.UP.FTS.B, 20.57%, 12/16/26	1,202	1,178
L2264912.UP.FTS.B, 20.76%, 12/16/26.	2,100	2,057
L2266172.UP.FTS.B, 21.62%, 12/16/26.	1,855	1,816
FW2265342.UP.FTS.B, 21.77%, 12/16/26	1,870	1,831
L2264438.UP.FTS.B, 21.8%, 12/16/26	2,594	2,560
FW2242546.UP.FTS.B, 21.96%, 12/16/26	5,800	5,682
L2262151.UP.FTS.B, 23.18%, 12/16/26	11,705	11,473
L2266895.UP.FTS.B, 23.57%, 12/16/26.	2,166	2,124
L2262668.UP.FTS.B, 24.03%, 12/16/26	1,796	1,761

118	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2263485.UP.FTS.B, 24.71%, 12/16/26	$1,096	$1,075
FW2263757.UP.FTS.B, 24.74%, 12/16/26	4,104	4,026
FW2263559.UP.FTS.B, 24.81%, 12/16/26	4,150	4,070
FW2266843.UP.FTS.B, 24.86%, 12/16/26	1,647	1,615
L2262190.UP.FTS.B, 25.35%, 12/16/26	2,405	579
L2264771.UP.FTS.B, 25.35%, 12/16/26	1,011	992
L2262592.UP.FTS.B, 25.43%, 12/16/26	593	585
L2236916.UP.FTS.B, 25.5%, 12/16/26	2,211	2,170
L2266958.UP.FTS.B, 25.5%, 12/16/26	121	119
FW2265341.UP.FTS.B, 25.64%, 12/16/26	5,534	5,430
FW2263939.UP.FTS.B, 26.78%, 12/16/26	2,240	2,200
FW2266619.UP.FTS.B, 27.46%, 12/16/26	2,087	2,050
FW2262621.UP.FTS.B, 27.92%, 12/16/26	4,386	2,871
FW2264546.UP.FTS.B, 28.23%, 12/16/26	1,813	1,180
FW2260718.UP.FTS.B, 28.56%, 12/16/26	1,141	1,122
FW2263509.UP.FTS.B, 28.65%, 12/16/26	6,254	4,084
FW2264712.UP.FTS.B, 28.97%, 12/16/26	1,322	1,299
FW2265353.UP.FTS.B, 29.01%, 12/16/26	9,264	665
FW2264681.UP.FTS.B, 29.13%, 12/16/26	2,294	2,255
FW2258081.UP.FTS.B, 30.3%, 12/16/26	2,773	2,726
FW2261708.UP.FTS.B, 30.67%, 12/16/26	1,855	1,208
FW2266558.UP.FTS.B, 30.86%, 12/16/26	1,168	1,149
FW2266459.UP.FTS.B, 30.98%, 12/16/26	662	651
FW2260770.UP.FTS.B, 31.08%, 12/16/26	877	863
FW2264279.UP.FTS.B, 31.14%, 12/16/26	1,192	293
FW2266682.UP.FTS.B, 31.23%, 12/16/26	2,984	452
FW2270153.UP.FTS.B, 7.21%, 12/17/26	1,962	1,906
FW2269719.UP.FTS.B, 7.26%, 12/17/26	5,340	3,188
L2269403.UP.FTS.B, 7.47%, 12/17/26	6,646	6,457
L2269259.UP.FTS.B, 8.25%, 12/17/26	1,350	1,312
L2268096.UP.FTS.B, 8.29%, 12/17/26	10,800	10,494
L2267269.UP.FTS.B, 8.51%, 12/17/26	6,772	6,584
L2269424.UP.FTS.B, 8.98%, 12/17/26	4,996	4,856
L2271105.UP.FTS.B, 9.17%, 12/17/26	14,323	13,941
FW2267252.UP.FTS.B, 9.41%, 12/17/26	3,419	3,327
L2266480.UP.FTS.B, 10.61%, 12/17/26	1,624	1,582
FW2269561.UP.FTS.B, 11.28%, 12/17/26	2,996	2,919
L2263798.UP.FTS.B, 11.32%, 12/17/26	12,579	12,256
L2270002.UP.FTS.B, 11.76%, 12/17/26	2,120	2,065
L2269004.UP.FTS.B, 11.83%, 12/17/26	7,018	386
L2270705.UP.FTS.B, 12.61%, 12/17/26	4,762	4,641
L2269154.UP.FTS.B, 12.96%, 12/17/26	10,069	6,186
L2267510.UP.FTS.B, 13.34%, 12/17/26	5,190	5,060
FW2269825.UP.FTS.B, 13.55%, 12/17/26	2,401	2,341
L2264006.UP.FTS.B, 13.57%, 12/17/26	4,881	4,758
L2269188.UP.FTS.B, 14.18%, 12/17/26	2,634	2,568
FW2259052.UP.FTS.B, 14.44%, 12/17/26	3,411	3,326
L2269061.UP.FTS.B, 14.52%, 12/17/26	2,172	2,119
L2267899.UP.FTS.B, 15.39%, 12/17/26	4,930	4,810
FW2269286.UP.FTS.B, 15.6%, 12/17/26	13,283	12,975
L2269989.UP.FTS.B, 15.72%, 12/17/26	14,853	14,626
L2269665.UP.FTS.B, 16.5%, 12/17/26	8,070	7,953
L2267902.UP.FTS.B, 16.76%, 12/17/26	6,341	6,190
L2269419.UP.FTS.B, 17%, 12/17/26	4,971	4,865
L2267913.UP.FTS.B, 17.09%, 12/17/26	2,494	2,435
L2270652.UP.FTS.B, 17.8%, 12/17/26	1,421	1,401
FW2270802.UP.FTS.B, 17.83%, 12/17/26	508	500
L2270265.UP.FTS.B, 18.3%, 12/17/26	1,021	1,006
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2267799.UP.FTS.B, 18.33%, 12/17/26	$3,581	$3,530
FW2268753.UP.FTS.B, 19.71%, 12/17/26	2,616	2,580
L2267364.UP.FTS.B, 20.36%, 12/17/26	1,150	1,126
L2268745.UP.FTS.B, 20.6%, 12/17/26	2,310	2,262
L2268926UP.FTS.B, 20.65%, 12/17/26	14,178	13,888
L2268079.UP.FTS.B, 20.72%, 12/17/26	2,064	2,021
L2256028.UP.FTS.B, 20.74%, 12/17/26	3,359	771
L2270132.UP.FTS.B, 20.75%, 12/17/26	787	770
L2270631.UP.FTS.B, 21.07%, 12/17/26	7,463	1,054
L2268043.UP.FTS.B, 21.67%, 12/17/26	27,837	17,717
FW2268457.UP.FTS.B, 22.16%, 12/17/26	6,132	6,010
FW2263842.UP.FTS.B, 22.41%, 12/17/26	8,054	7,896
L2214006.UP.FTS.B, 22.76%, 12/17/26	718	704
FW2267880.UP.FTS.B, 23.11%, 12/17/26	5,389	5,283
FW2271155.UP.FTS.B, 23.14%, 12/17/26	6,513	6,389
FW2270621.UP.FTS.B, 23.29%, 12/17/26	2,441	2,394
L2267371.UP.FTS.B, 23.36%, 12/17/26	702	689
FW2270716.UP.FTS.B, 24.09%, 12/17/26	2,722	2,670
FW2268352.UP.FTS.B, 24.36%, 12/17/26	2,208	2,168
L2269673.UP.FTS.B, 24.46%, 12/17/26	546	536
L2268401.UP.FTS.B, 25.14%, 12/17/26	1,907	1,872
L2270209.UP.FTS.B, 25.15%, 12/17/26	1,366	99
L2268106.UP.FTS.B, 25.26%, 12/17/26	12,401	12,173
FW2268057.UP.FTS.B, 25.81%, 12/17/26	1,213	180
FW2265199.UP.FTS.B, 27.31%, 12/17/26	3,039	2,272
FW2258741.UP.FTS.B, 27.63%, 12/17/26	1,526	1,499
FW2267234.UP.FTS.B, 28.03%, 12/17/26	621	610
FW2271113.UP.FTS.B, 29.49%, 12/17/26	2,188	545
FW2268163.UP.FTS.B, 29.95%, 12/17/26	177	174
FW2260471.UP.FTS.B, 30.04%, 12/17/26	4,700	3,106
FW2260486.UP.FTS.B, 30.33%, 12/17/26	8,702	8,562
FW2266749.UP.FTS.B, 30.39%, 12/17/26	755	743
FW2269601.UP.FTS.B, 30.92%, 12/17/26	1,199	85
FW2270320.UP.FTS.B, 31.1%, 12/17/26	1,142	741
FW2267969.UP.FTS.B, 31.13%, 12/17/26	2,398	2,361
FW2269656.UP.FTS.B, 31.22%, 12/17/26	939	925
FW2266605.UP.FTS.B, 31.38%, 12/17/26	1,408	1,387
FW2266148.UP.FTS.B, 14.03%, 12/21/26	2,428	2,367
FW2269726UP.FTS.B, 9.71%, 12/28/26	7,164	6,966
FW2267947.UP.FTS.B, 20.33%, 12/28/26	3,282	3,215
L2265697.UP.FTS.B, 23.5%, 12/28/26	1,797	265
FW2270884.UP.FTS.B, 17.41%, 1/01/27	9,815	713
FW2475907.UP.FTS.B, 4.84%, 1/20/27	18,688	17,963
L2474579.UP.FTS.B, 4.95%, 1/20/27	10,149	9,785
L2474331.UP.FTS.B, 5.25%, 1/20/27	4,470	4,298
L2471525.UP.FTS.B, 5.57%, 1/20/27	18,026	17,338
L2474959.UP.FTS.B, 5.82%, 1/20/27	3,617	3,478
L2475014.UP.FTS.B, 5.92%, 1/20/27	456	324
L2473931.UP.FTS.B, 7.74%, 1/20/27	8,185	594
L2475724.UP.FTS.B, 7.86%, 1/20/27	4,595	4,465
L2473450.UP.FTS.B, 8.65%, 1/20/27	11,729	11,399
FW2473955.UP.FTS.B, 8.68%, 1/20/27	1,740	1,692
FW2473331.UP.FTS.B, 9.04%, 1/20/27	7,913	5,574
L2473688.UP.FTS.B, 9.31%, 1/20/27	4,732	4,600
L2474865.UP.FTS.B, 9.49%, 1/20/27	1,765	1,721
L2474080.UP.FTS.B, 9.61%, 1/20/27	4,461	4,338
L2472065.UP.FTS.B, 9.95%, 1/20/27	3,578	3,479
L2471859.UP.FTS.B, 12.54%, 1/20/27	7,394	7,206

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	119

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2474658.UP.FTS.B, 12.78%, 1/20/27	$2,472	$2,409
L2471480.UP.FTS.B, 13.4%, 1/20/27	1,391	1,007
L2473476.UP.FTS.B, 14%, 1/20/27	3,370	2,373
L2471439.UP.FTS.B, 14.4%, 1/20/27	555	541
L2472468.UP.FTS.B, 14.46%, 1/20/27	3,027	2,952
L2474447.UP.FTS.B, 14.59%, 1/20/27	2,223	2,168
L2475028.UP.FTS.B, 14.75%, 1/20/27	2,531	2,469
FW2471019.UP.FTS.B, 15.35%, 1/20/27	549	536
L2474491.UP.FTS.B, 15.9%, 1/20/27	2,263	2,230
L2471752.UP.FTS.B, 16.14%, 1/20/27	3,087	3,043
FW2472357.UP.FTS.B, 18.64%, 1/20/27	12,403	903
L2471471.UP.FTS.B, 19.65%, 1/20/27	3,597	3,526
L2474729.UP.FTS.B, 20.39%, 1/20/27	5,397	5,292
FW2472361.UP.FTS.B, 20.41%, 1/20/27	6,263	918
L2473064.UP.FTS.B, 21.2%, 1/20/27	716	702
L2473306.UP.FTS.B, 21.55%, 1/20/27	3,304	3,241
FW2475846.UP.FTS.B, 23.25%, 1/20/27	2,511	2,467
FW2474184.UP.FTS.B, 23.79%, 1/20/27	2,574	2,529
FW2473402.UP.FTS.B, 24.11%, 1/20/27	10,104	9,928
L2472023.UP.FTS.B, 24.83%, 1/20/27	1,527	1,501
L2471728.UP.FTS.B, 25.34%, 1/20/27	6,102	3,960
L2471667.UP.FTS.B, 25.39%, 1/20/27	4,437	4,362
L2474425.UP.FTS.B, 26.68%, 1/20/27	3,213	46
FW2475280.UP.FTS.B, 27.6%, 1/20/27	7,265	7,151
FW2475609.UP.FTS.B, 28.57%, 1/20/27	3,559	2,332
FW2475302.UP.FTS.B, 30.28%, 1/20/27	2,865	2,824
FW2473987.UP.FTS.B, 30.82%, 1/20/27	1,536	1,515
FW2473631.UP.FTS.B, 30.87%, 1/20/27	707	697
FW2474925.UP.FTS.B, 31.01%, 1/20/27	940	926
FW2470766.UP.FTS.B, 31.08%, 1/20/27	954	67
FW2475230.UP.FTS.B, 31.1%, 1/20/27	967	625
FW2473891.UP.FTS.B, 31.57%, 1/20/27	4,372	4,309
L2478241.UP.FTS.B, 4.87%, 1/21/27	9,370	9,006
L2477575.UP.FTS.B, 4.96%, 1/21/27	4,558	4,399
FW2478227.UP.FTS.B, 5.11%, 1/21/27	4,924	4,733
L2478495.UP.FTS.B, 5.12%, 1/21/27	4,479	4,307
L2446259.UP.FTS.B, 5.18%, 1/21/27	4,436	4,265
L2477767.UP.FTS.B, 5.31%, 1/21/27	6,734	6,474
L2478466.UP.FTS.B, 5.39%, 1/21/27	4,932	4,742
L2478450.UP.FTS.B, 5.42%, 1/21/27	2,698	2,594
L2480061.UP.FTS.B, 5.73%, 1/21/27	5,314	3,617
L2459372.UP.FTS.B, 5.76%, 1/21/27	6,763	6,504
L2477090.UP.FTS.B, 5.84%, 1/21/27	2,713	2,609
L2477803.UP.FTS.B, 6.01%, 1/21/27	18,885	18,165
L2477744.UP.FTS.B, 6.17%, 1/21/27	16,805	16,163
L2477424.UP.FTS.B, 6.43%, 1/21/27	9,114	8,767
L2480644.UP.FTS.B, 6.59%, 1/21/27	11,417	10,983
L2480479.UP.FTS.B, 6.6%, 1/21/27	2,923	2,812
L2480622.UP.FTS.B, 6.63%, 1/21/27	14,623	14,067
L2479361.UP.FTS.B, 6.78%, 1/21/27	9,617	9,252
L2478485.UP.FTS.B, 6.81%, 1/21/27	4,618	4,485
L2478510.UP.FTS.B, 7.06%, 1/21/27	654	630
L2461602.UP.FTS.B, 7.51%, 1/21/27	23,115	22,455
L2478233.UP.FTS.B, 7.75%, 1/21/27	1,855	1,803
FW2480389.UP.FTS.B, 7.87%, 1/21/27	3,483	3,385
L2477326.UP.FTS.B, 8.52%, 1/21/27	11,711	11,381
L2480346.UP.FTS.B, 8.56%, 1/21/27	1,119	780
L2481499.UP.FTS.B, 9.01%, 1/21/27	1,733	1,684
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2477347.UP.FTS.B, 9.48%, 1/21/27	$806	$784
FW2478172.UP.FTS.B, 9.55%, 1/21/27	2,958	1,783
L2477329.UP.FTS.B, 9.62%, 1/21/27	4,277	4,158
L2477858.UP.FTS.B, 9.8%, 1/21/27	11,657	11,333
L2450265.UP.FTS.B, 9.85%, 1/21/27	2,320	168
L2480599.UP.FTS.B, 9.99%, 1/21/27	10,899	10,610
FW2479183.UP.FTS.B, 10.05%, 1/21/27	4,061	3,954
L2480405.UP.FTS.B, 10.65%, 1/21/27	2,889	2,814
FW2478301.UP.FTS.B, 10.7%, 1/21/27	3,565	3,467
L2476472.UP.FTS.B, 10.79%, 1/21/27	2,386	2,325
FW2480584.UP.FTS.B, 10.82%, 1/21/27	2,868	2,794
L2476577.UP.FTS.B, 11.24%, 1/21/27	1,940	1,890
FW2480576.UP.FTS.B, 11.26%, 1/21/27	11,450	11,154
L2477410.UP.FTS.B, 11.79%, 1/21/27	5,623	5,495
FW2477060.UP.FTS.B, 11.89%, 1/21/27	14,622	14,248
L2481328.UP.FTS.B, 12.51%, 1/21/27	2,463	2,401
L2479402.UP.FTS.B, 12.63%, 1/21/27	4,110	573
L2479108.UP.FTS.B, 13.57%, 1/21/27	13,266	1,762
L2480894.UP.FTS.B, 14.25%, 1/21/27	5,951	5,803
L2481349.UP.FTS.B, 14.92%, 1/21/27	3,854	3,760
FW2476598.UP.FTS.B, 14.99%, 1/21/27	5,092	4,966
FW2479747.UP.FTS.B, 15%, 1/21/27	2,540	2,478
FW2476545.UP.FTS.B, 15.04%, 1/21/27	5,080	4,956
FW2476940.UP.FTS.B, 15.14%, 1/21/27	1,307	1,278
L2472995.UP.FTS.B, 15.34%, 1/21/27	1,529	1,508
L2476780.UP.FTS.B, 15.94%, 1/21/27	2,822	389
L2478528.UP.FTS.B, 16.29%, 1/21/27	1,797	1,772
L2480635.UP.FTS.B, 16.62%, 1/21/27	2,587	2,551
L2481665.UP.FTS.B, 17.36%, 1/21/27	2,087	2,059
FW2476814.UP.FTS.B, 17.49%, 1/21/27	2,621	2,568
FW2480097.UP.FTS.B, 18.93%, 1/21/27	1,700	1,678
FW2477756.UP.FTS.B, 19.8%, 1/21/27	859	62
FW2470384.UP.FTS.B, 19.99%, 1/21/27	3,346	2,118
L2481444.UP.FTS.B, 20.35%, 1/21/27	4,764	1,147
FW2478527.UP.FTS.B, 20.76%, 1/21/27	12,165	11,892
FW2479867.UP.FTS.B, 21.17%, 1/21/27	1,742	1,709
FW2476171.UP.FTS.B, 24.01%, 1/21/27	2,023	1,989
L2476196.UP.FTS.B, 24.05%, 1/21/27	697	686
L2480692.UP.FTS.B, 24.23%, 1/21/27	619	608
FW2476307.UP.FTS.B, 24.31%, 1/21/27	900	885
L2477602.UP.FTS.B, 25.12%, 1/21/27	2,269	2,229
L2450581.UP.FTS.B, 25.25%, 1/21/27	2,613	2,570
L2480444.UP.FTS.B, 25.32%, 1/21/27	958	941
L2480238.UP.FTS.B, 25.42%, 1/21/27	716	51
L2477171.UP.FTS.B, 25.43%, 1/21/27	2,277	2,240
L2477959.UP.FTS.B, 25.85%, 1/21/27	5,714	5,622
L2478675.UP.FTS.B, 25.98%, 1/21/27	10,640	10,465
L2476870.UP.FTS.B, 26.94%, 1/21/27	1,733	1,703
FW2477621.UP.FTS.B, 27.45%, 1/21/27	3,683	3,627
FW2480795.UP.FTS.B, 27.7%, 1/21/27	1,629	1,604
FW2476474.UP.FTS.B, 28.03%, 1/21/27	1,460	1,438
FW2476707.UP.FTS.B, 28.1%, 1/21/27	5,203	370
FW2477133.UP.FTS.B, 28.1%, 1/21/27	4,967	4,892
FW2481757.UP.FTS.B, 28.3%, 1/21/27	4,767	720
FW2478384.UP.FTS.B, 28.67%, 1/21/27	1,072	1,056
FW2480886.UP.FTS.B, 29.21%, 1/21/27	18,506	4,422
FW2480439.UP.FTS.B, 29.92%, 1/21/27	2,080	2,040
FW2476060.UP.FTS.B, 30.53%, 1/21/27	3,587	3,537

120	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2481370.UP.FTS.B, 30.57%, 1/21/27	$375	$369
FW2476388.UP.FTS.B, 30.81%, 1/21/27	5,423	3,522
FW2479214.UP.FTS.B, 30.9%, 1/21/27	6,950	4,489
FW2481906.UP.FTS.B, 30.96%, 1/21/27	661	651
FW2479381.UP.FTS.B, 31.12%, 1/21/27	4,347	1,119
FW2482047.UP.FTS.B, 32.18%, 1/21/27	8,857	8,744
FW2479301.UP.FTS.B, 31.22%, 1/28/27	663	654
FW2472901.UP.FTS.B, 21.26%, 2/01/27	5,661	5,558
L2480452.UP.FTS.B, 14.24%, 2/02/27	2,614	2,547
L2473112.UP.FTS.B, 11.72%, 2/03/27	2,524	2,457
FW2480948.UP.FTS.B, 11.69%, 2/05/27	12,687	12,352
L2476441.UP.FTS.B, 22.74%, 2/06/27	3,171	3,118
L2477998.UP.FTS.B, 10.21%, 2/10/27	10,280	4,337
L1722117.UP.FTS.B, 23.46%, 2/16/27	5,408	5,292
L1722725.UP.FTS.B, 25.76%, 2/16/27	1,037	663
L1722547.UP.FTS.B, 26.6%, 2/16/27	2,035	1,271
FW1721612.UP.FTS.B, 26.87%, 2/16/27	2,990	1,947
FW1720421.UP.FTS.B, 27.95%, 2/16/27	3,490	3,426
FW1722218.UP.FTS.B, 29.06%, 2/16/27	4,491	662
FW1720737.UP.FTS.B, 29.83%, 2/16/27	1,805	1,774
L2656149.UP.FTS.B, 4.9%, 2/18/27	19,366	18,606
L2654934.UP.FTS.B, 6.41%, 2/18/27	5,340	5,153
L2657504.UP.FTS.B, 7.74%, 2/18/27	4,085	3,968
L2653066.UP.FTS.B, 9.34%, 2/18/27	284	279
FW2653627.UP.FTS.B, 9.99%, 2/18/27	2,593	2,521
FW2657539.UP.FTS.B, 10.96%, 2/18/27	5,481	5,335
FW2653836.UP.FTS.B, 10.99%, 2/18/27	1,453	1,417
L2655850.UP.FTS.B, 11.44%, 2/18/27	13,554	13,195
L2657392.UP.FTS.B, 12.09%, 2/18/27	7,048	6,863
L2655901.UP.FTS.B, 12.32%, 2/18/27	3,559	3,466
FW2654132.UP.FTS.B, 12.73%, 2/18/27	10,866	10,582
L2653291.UP.FTS.B, 12.9%, 2/18/27	1,911	1,863
FW2654033.UP.FTS.B, 13.1%, 2/18/27	3,582	3,492
FW2655119.UP.FTS.B, 13.31%, 2/18/27	6,160	6,001
FW2653830.UP.FTS.B, 13.35%, 2/18/27	8,535	1,112
FW2656357.UP.FTS.B, 13.79%, 2/18/27	5,535	5,393
FW2657507.UP.FTS.B, 13.96%, 2/18/27	1,664	1,621
L2655146.UP.FTS.B, 14.16%, 2/18/27	3,685	3,594
FW2657544.UP.FTS.B, 14.38%, 2/18/27	10,090	9,833
FW2656039.UP.FTS.B, 14.43%, 2/18/27	1,198	1,168
FW2655411.UP.FTS.B, 14.47%, 2/18/27	1,390	1,355
L2655911.UP.FTS.B, 14.57%, 2/18/27	7,828	7,630
FW2653497.UP.FTS.B, 14.59%, 2/18/27	8,353	8,142
L2653926.UP.FTS.B, 14.76%, 2/18/27	7,886	7,693
FW2656874.UP.FTS.B, 15.48%, 2/18/27	1,740	1,714
L2657406.UP.FTS.B, 15.83%, 2/18/27	8,470	8,342
L2656610.UP.FTS.B, 15.94%, 2/18/27	8,212	4,984
FW2657294.UP.FTS.B, 16.22%, 2/18/27	11,518	11,234
FW2655943.UP.FTS.B, 16.38%, 2/18/27	698	50
FW2655801.UP.FTS.B, 16.39%, 2/18/27	2,877	2,834
L2655952.UP.FTS.B, 16.47%, 2/18/27	6,400	6,305
FW2656762.UP.FTS.B, 16.73%, 2/18/27	13,368	13,170
FW2654911.UP.FTS.B, 16.77%, 2/18/27	1,240	1,221
FW2655755.UP.FTS.B, 17.36%, 2/18/27	4,579	4,468
L2656274.UP.FTS.B, 17.4%, 2/18/27	1,077	1,055
L2648053.UP.FTS.B, 17.58%, 2/18/27	3,497	3,446
FW2655219.UP.FTS.B, 17.61%, 2/18/27	14,472	14,262
FW2657700.UP.FTS.B, 17.81%, 2/18/27	6,999	6,856
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2656742.UP.FTS.B, 17.82%, 2/18/27	$2,946	$2,885
L2653109.UP.FTS.B, 18.03%, 2/18/27	962	70
L2653689.UP.FTS.B, 18.18%, 2/18/27	1,930	1,890
L2653164.UP.FTS.B, 18.21%, 2/18/27	5,979	5,894
FW2654520.UP.FTS.B, 18.49%, 2/18/27	2,123	155
L2657353.UP.FTS.B, 18.73%, 2/18/27	8,303	8,104
L2654570.UP.FTS.B, 19.68%, 2/18/27	722	52
FW2656424.UP.FTS.B, 19.82%, 2/18/27	1,825	1,789
FW2657677.UP.FTS.B, 20.65%, 2/18/27	3,068	3,007
FW2654620.UP.FTS.B, 20.83%, 2/18/27	2,737	2,684
L2656191.UP.FTS.B, 20.98%, 2/18/27	2,576	2,527
FW2657310.UP.FTS.B, 21.81%, 2/18/27	1,949	1,912
L2655942.UP.FTS.B, 21.87%, 2/18/27	6,780	6,692
L2656980.UP.FTS.B, 22.68%, 2/18/27	4,558	4,474
L2657169.UP.FTS.B, 22.71%, 2/18/27	9,639	699
FW2657375.UP.FTS.B, 23.29%, 2/18/27	1,605	1,576
FW2657769.UP.FTS.B, 24.23%, 2/18/27	6,507	6,393
L2657363.UP.FTS.B, 24.67%, 2/18/27	3,429	3,369
FW2656918.UP.FTS.B, 25.32%, 2/18/27	3,508	3,448
L2657540.UP.FTS.B, 25.32%, 2/18/27	997	981
FW2654552.UP.FTS.B, 25.75%, 2/18/27	3,171	3,118
FW2656585.UP.FTS.B, 25.76%, 2/18/27	3,231	3,177
FW2653266.UP.FTS.B, 26.59%, 2/18/27	4,840	346
FW2656127.UP.FTS.B, 28.24%, 2/18/27	1,563	1,538
FW2657275.UP.FTS.B, 28.44%, 2/18/27	2,108	2,076
FW2657124.UP.FTS.B, 28.84%, 2/18/27	5,284	5,204
FW2656448.UP.FTS.B, 29.81%, 2/18/27	3,170	3,123
FW2654690.UP.FTS.B, 30.25%, 2/18/27	680	670
FW2652797.UP.FTS.B, 30.47%, 2/18/27	1,043	1,028
FW2656342.UP.FTS.B, 30.71%, 2/18/27	598	589
FW2655259.UP.FTS.B, 30.9%, 2/18/27	3,078	3,035
FW2655652.UP.FTS.B, 30.92%, 2/18/27	19,573	19,243
FW2653746.UP.FTS.B, 30.93%, 2/18/27	1,329	860
FW2654823.UP.FTS.B, 31.05%, 2/18/27	1,357	1,338
FW2656038.UP.FTS.B, 31.06%, 2/18/27	996	71
FW2652957.UP.FTS.B, 31.1%, 2/18/27	703	693
FW2656050.UP.FTS.B, 31.14%, 2/18/27	1,420	1,400
FW2653443.UP.FTS.B, 31.19%, 2/18/27	9,272	6,905
FW2653299.UP.FTS.B, 31.23%, 2/18/27	2,658	2,620
FW2652650.UP.FTS.B, 31.46%, 2/18/27	3,097	2,979
FW2653485.UP.FTS.B, 27.32%, 2/20/27	5,971	5,879
FW2655382.UP.FTS.B, 29.8%, 2/25/27	4,257	4,195
L2782778.UP.FTS.B, 5.38%, 3/14/27	9,648	9,307
FW2779815.UP.FTS.B, 5.52%, 3/14/27	443	438
FW2785873.UP.FTS.B, 5.67%, 3/14/27	13,055	12,600
L2786047.UP.FTS.B, 5.71%, 3/14/27	2,428	2,343
FW2785225.UP.FTS.B, 5.78%, 3/14/27	9,477	9,147
L2785533.UP.FTS.B, 5.87%, 3/14/27	5,683	5,484
L2785761.UP.FTS.B, 6.14%, 3/14/27	19,529	18,853
L2788888.UP.FTS.B, 6.14%, 3/14/27	4,427	4,282
L2786287.UP.FTS.B, 6.48%, 3/14/27	490	481
L2789358.UP.FTS.B, 6.49%, 3/14/27	24,381	23,535
L2789856.UP.FTS.B, 6.67%, 3/14/27	4,473	4,319
L2786197.UP.FTS.B, 6.8%, 3/14/27	3,041	2,939
L2776276.UP.FTS.B, 6.89%, 3/14/27	11,232	10,867
L2785513.UP.FTS.B, 6.9%, 3/14/27	7,937	7,665
L2781885.UP.FTS.B, 7.11%, 3/14/27	10,690	692
L2783455.UP.FTS.B, 7.28%, 3/14/27	20,163	19,476

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	121

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2781599.UP.FTS.B, 7.38%, 3/14/27	$2,678	$2,587
L2784013.UP.FTS.B, 7.38%, 3/14/27	9,655	9,422
L2783926.UP.FTS.B, 7.49%, 3/14/27	9,089	8,780
L2781938.UP.FTS.B, 7.6%, 3/14/27	24,868	24,023
FW2780236.UP.FTS.B, 7.69%, 3/14/27	17,428	17,007
L2788290.UP.FTS.B, 7.73%, 3/14/27	4,755	4,640
L2781769.UP.FTS.B, 7.86%, 3/14/27	10,161	9,919
L2784113.UP.FTS.B, 7.9%, 3/14/27	5,491	5,359
L2769930.UP.FTS.B, 7.96%, 3/14/27	15,486	15,113
FW2784974.UP.FTS.B, 8.13%, 3/14/27	23,380	22,818
L2780083.UP.FTS.B, 8.23%, 3/14/27	22,462	21,911
FW2781791.UP.FTS.B, 8.25%, 3/14/27	15,372	14,996
L2789155.UP.FTS.B, 8.26%, 3/14/27	12,538	12,237
L2780176.UP.FTS.B, 8.31%, 3/14/27	25,086	24,485
L2764977.UP.FTS.B, 8.36%, 3/14/27	5,422	5,292
L2779428.UP.FTS.B, 8.36%, 3/14/27	5,272	5,146
L2784617.UP.FTS.B, 8.41%, 3/14/27	10,701	10,445
L2782254.UP.FTS.B, 8.42%, 3/14/27	4,020	3,885
L2782003.UP.FTS.B, 8.5%, 3/14/27	11,087	10,823
L2787246.UP.FTS.B, 8.5%, 3/14/27	1,257	1,227
L2784591.UP.FTS.B, 8.72%, 3/14/27	25,217	24,616
FW2780109.UP.FTS.B, 8.73%, 3/14/27	7,553	7,369
L2789064.UP.FTS.B, 8.75%, 3/14/27	10,017	9,778
L2789316.UP.FTS.B, 8.8%, 3/14/27	25,236	24,635
L2786540.UP.FTS.B, 8.81%, 3/14/27	2,726	2,661
L2783739.UP.FTS.B, 8.99%, 3/14/27	4,160	4,062
L2785284.UP.FTS.B, 9.11%, 3/14/27.	2,736	2,671
L2785081.UP.FTS.B, 9.13%, 3/14/27	8,920	8,708
L2780310.UP.FTS.B, 9.24%, 3/14/27	9,135	8,918
L2780047.UP.FTS.B, 9.4%, 3/14/27	13,553	13,226
L2780296.UP.FTS.B, 9.41%, 3/14/27	16,374	15,987
FW2782447.UP.FTS.B, 9.67%, 3/14/27	11,224	10,960
L2784348.UP.FTS.B, 9.7%, 3/14/27	4,256	4,154
FW2783021.UP.FTS.B, 9.72%, 3/14/27	6,586	6,430
L2780798.UP.FTS.B, 9.77%, 3/14/27	4,597	4,489
L2788004.UP.FTS.B, 9.9%, 3/14/27	10,234	9,993
FW2783844.UP.FTS.B, 10%, 3/14/27	2,562	2,502
L2781395.UP.FTS.B, 10.07%, 3/14/27	13,896	13,561
L2789352.UP.FTS.B, 10.18%, 3/14/27	6,673	6,512
L2785217.UP.FTS.B, 10.21%, 3/14/27	14,449	14,103
FW2779711.UP.FTS.B, 10.28%, 3/14/27	5,377	5,294
FW2780436.UP.FTS.B, 10.28%, 3/14/27	3,033	2,962
L2784387.UP.FTS.B, 10.32%, 3/14/27	13,575	13,249
L2785592.UP.FTS.B, 10.32%, 3/14/27	8,743	8,533
L2782038.UP.FTS.B, 10.33%, 3/14/27	25,710	25,109
FW2781353.UP.FTS.B, 10.54%, 3/14/27	16,499	16,114
FW2781880.UP.FTS.B, 10.6%, 3/14/27	10,836	10,577
L2780112.UP.FTS.B, 10.7%, 3/14/27	5,065	4,945
L2784328.UP.FTS.B, 10.71%, 3/14/27	23,396	9,608
FW2784241.UP.FTS.B, 10.82%, 3/14/27	5,241	5,119
FW2783122.UP.FTS.B, 10.84%, 3/14/27	2,069	2,020
L2785568.UP.FTS.B, 10.89%, 3/14/27	5,539	5,407
L2785551.UP.FTS.B, 10.91%, 3/14/27	5,798	5,663
FW2781725.UP.FTS.B, 11.04%, 3/14/27	5,776	5,643
FW2786689.UP.FTS.B, 11.07%, 3/14/27	1,713	1,672
L2787329.UP.FTS.B, 11.09%, 3/14/27	1,816	1,773
L2786414.UP.FTS.B, 11.1%, 3/14/27.	3,374	3,294
L2785769.UP.FTS.B, 11.11%, 3/14/27	8,340	8,142
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2780313.UP.FTS.B, 11.15%, 3/14/27	$25,971	$25,355
FW2790608.UP.FTS.B, 11.2%, 3/14/27	4,045	1,672
L2786841.UP.FTS.B, 11.25%, 3/14/27	5,199	5,076
FW2784513.UP.FTS.B, 11.29%, 3/14/27	10,752	10,559
FW2783670.UP.FTS.B, 11.3%, 3/14/27	5,207	5,083
FW2787754.UP.FTS.B, 11.35%, 3/14/27	10,913	10,656
L2780596.UP.FTS.B, 11.42%, 3/14/27	6,322	6,175
L2785144.UP.FTS.B, 11.47%, 3/14/27	5,209	5,086
L2784105.UP.FTS.B, 11.55%, 3/14/27	7,827	7,643
L2789734.UP.FTS.B, 11.68%, 3/14/27	8,236	8,055
L2785328.UP.FTS.B, 11.77%, 3/14/27	3,571	3,487
L2779976.UP.FTS.B, 11.78%, 3/14/27	3,349	3,272
L2781320.UP.FTS.B, 11.83%, 3/14/27	15,811	15,440
L2782425.UP.FTS.B, 11.95%, 3/14/27	3,941	3,849
L2784249.UP.FTS.B, 12.05%, 3/14/27	18,314	17,887
L2779695.UP.FTS.B, 12.07%, 3/14/27	12,601	12,306
L2786241.UP.FTS.B, 12.07%, 3/14/27	13,125	12,818
L2781389.UP.FTS.B, 12.12%, 3/14/27	10,507	10,261
L2785480.UP.FTS.B, 12.19%, 3/14/27	9,381	9,163
L2783293.UP.FTS.B, 12.24%, 3/14/27	7,891	7,707
L2781089.UP.FTS.B, 12.27%, 3/14/27	2,789	2,724
L2781183.UP.FTS.B, 12.35%, 3/14/27	19,081	18,636
FW2781045.UP.FTS.B, 12.41%, 3/14/27	3,893	3,803
L2785022.UP.FTS.B, 12.43%, 3/14/27	10,545	10,305
L2789283.UP.FTS.B, 12.43%, 3/14/27	10,784	10,534
L2782955.UP.FTS.B, 12.51%, 3/14/27	8,445	8,248
L2784478.UP.FTS.B, 12.55%, 3/14/27	1,683	1,651
L2782900.UP.FTS.B, 12.63%, 3/14/27	6,237	6,093
L2785749.UP.FTS.B, 12.65%, 3/14/27	7,929	7,745
FW2785256.UP.FTS.B, 12.69%, 3/14/27	24,618	24,061
FW2786124.UP.FTS.B, 12.69%, 3/14/27	5,026	4,909
L2784017.UP.FTS.B, 12.7%, 3/14/27	1,321	545
L2783427.UP.FTS.B, 12.77%, 3/14/27	3,855	1,591
L2779872.UP.FTS.B, 12.82%, 3/14/27	998	976
L2780197.UP.FTS.B, 12.84%, 3/14/27	7,946	7,762
FW2784873.UP.FTS.B, 12.88%, 3/14/27	7,861	7,685
FW2780429.UP.FTS.B, 12.96%, 3/14/27	3,376	3,299
L2757291.UP.FTS.B, 12.97%, 3/14/27	2,144	2,095
L2781348.UP.FTS.B, 12.98%, 3/14/27	8,172	7,983
L2789648.UP.FTS.B, 12.99%, 3/14/27	3,184	3,111
L2785427.UP.FTS.B, 13.01%, 3/14/27	1,315	1,284
L2786071.UP.FTS.B, 13.02%, 3/14/27	3,625	1,490
L2785265.UP.FTS.B, 13.07%, 3/14/27	2,284	2,232
L2789482.UP.FTS.B, 13.14%, 3/14/27	10,102	9,869
L2789300.UP.FTS.B, 13.2%, 3/14/27	6,868	6,710
L2783463.UP.FTS.B, 13.21%, 3/14/27	5,693	5,565
L2785549.UP.FTS.B, 13.25%, 3/14/27	3,536	3,456
L2785339.UP.FTS.B, 13.26%, 3/14/27	6,920	6,760
FW2775855.UP.FTS.B, 13.32%, 3/14/27	26,581	25,972
L2789460.UP.FTS.B, 13.33%, 3/14/27	9,618	9,397
L2762745.UP.FTS.B, 13.39%, 3/14/27	9,543	9,325
FW2785848.UP.FTS.B, 13.4%, 3/14/27	6,775	6,619
FW2787165.UP.FTS.B, 13.47%, 3/14/27	5,318	5,197
FW2789036.UP.FTS.B, 13.51%, 3/14/27	13,614	13,302
L2780870.UP.FTS.B, 13.52%, 3/14/27	2,216	2,165
L2785005.UP.FTS.B, 13.54%, 3/14/27	8,010	7,827
L2778983.UP.FTS.B, 13.58%, 3/14/27	5,124	5,006
FW2785775.UP.FTS.B, 13.59%, 3/14/27	12,629	12,341

122	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2785594.UP.FTS.B, 13.62%, 3/14/27	$2,031	$1,985
L2782918.UP.FTS.B, 13.85%, 3/14/27	2,466	2,409
L2785818.UP.FTS.B, 13.87%, 3/14/27	4,266	307
FW2783338.UP.FTS.B, 13.88%, 3/14/27	8,615	8,419
L2776854.UP.FTS.B, 13.89%, 3/14/27	13,506	13,198
L2780968.UP.FTS.B, 13.89%, 3/14/27	3,998	3,907
L2787639.UP.FTS.B, 13.93%, 3/14/27	3,440	3,362
FW2781533.UP.FTS.B, 13.96%, 3/14/27	13,684	13,372
L2785675.UP.FTS.B, 14.06%, 3/14/27	3,711	3,627
L2780420.UP.FTS.B, 14.17%, 3/14/27	6,402	6,257
FW2784641.UP.FTS.B, 14.18%, 3/14/27	8,199	8,017
FW2789366.UP.FTS.B, 14.19%, 3/14/27	26,902	26,291
L2783211.UP.FTS.B, 14.21%, 3/14/27	16,157	15,790
FW2788869.UP.FTS.B, 14.25%, 3/14/27	3,985	3,894
L2787570.UP.FTS.B, 14.25%, 3/14/27	1,750	1,714
L2782210.UP.FTS.B, 14.35%, 3/14/27	2,696	2,635
FW2787191.UP.FTS.B, 14.4%, 3/14/27	16,428	16,056
FW2783492.UP.FTS.B, 14.41%, 3/14/27	8,134	7,951
L2782049.UP.FTS.B, 14.43%, 3/14/27	7,632	7,459
L2783057.UP.FTS.B, 14.44%, 3/14/27	13,813	13,508
L2782438.UP.FTS.B, 14.45%, 3/14/27	547	48
L2780531.UP.FTS.B, 14.47%, 3/14/27	26,607	26,009
L2779895.UP.FTS.B, 14.52%, 3/14/27	7,562	7,391
L2787542.UP.FTS.B, 14.57%, 3/14/27	4,949	4,844
L2785260.UP.FTS.B, 14.63%, 3/14/27	14,277	13,955
L2779917.UP.FTS.B, 14.65%, 3/14/27	5,679	5,550
FW2790537.UP.FTS.B, 14.66%, 3/14/27	13,523	13,218
FW2787310.UP.FTS.B, 14.7%, 3/14/27	538	526
L2785114.UP.FTS.B, 14.72%, 3/14/27	6,490	6,343
L2785570.UP.FTS.B, 14.73%, 3/14/27	21,655	21,167
FW2785300.UP.FTS.B, 14.74%, 3/14/27	27,070	26,460
L2784692.UP.FTS.B, 14.74%, 3/14/27	3,790	3,705
L2781163.UP.FTS.B, 14.78%, 3/14/27	4,364	4,266
L2783852.UP.FTS.B, 14.83%, 3/14/27	3,194	3,123
L2788260.UP.FTS.B, 14.88%, 3/14/27	2,331	2,279
L2784500.UP.FTS.B, 14.95%, 3/14/27	2,902	2,837
L2790437.UP.FTS.B, 14.98%, 3/14/27	13,572	13,267
FW2783542.UP.FTS.B, 14.99%, 3/14/27	17,919	17,516
L2786162.UP.FTS.B, 15.01%, 3/14/27	16,293	15,928
L2785803.UP.FTS.B, 15.06%, 3/14/27	3,803	3,718
L2787981.UP.FTS.B, 15.07%, 3/14/27	809	793
L2790024.UP.FTS.B, 15.07%, 3/14/27	1,084	1,060
L2789351.UP.FTS.B, 15.12%, 3/14/27	8,156	7,974
FW2779319.UP.FTS.B, 15.17%, 3/14/27	1,034	1,020
FW2783642.UP.FTS.B, 15.18%, 3/14/27	1,796	1,755
L2785487.UP.FTS.B, 15.19%, 3/14/27	21,769	21,281
L2781288.UP.FTS.B, 15.2%, 3/14/27	1,633	1,596
L2782134.UP.FTS.B, 15.23%, 3/14/27	6,458	6,372
L2786073.UP.FTS.B, 15.34%, 3/14/27	23,168	22,650
FW2788688.UP.FTS.B, 15.38%, 3/14/27	5,917	5,785
L2781912.UP.FTS.B, 15.44%, 3/14/27	4,691	1,986
FW2783726.UP.FTS.B, 15.47%, 3/14/27	4,692	4,630
L2782475.UP.FTS.B, 15.49%, 3/14/27	6,436	1,380
L2787379.UP.FTS.B, 15.51%, 3/14/27	8,799	8,682
L2780102.UP.FTS.B, 15.53%, 3/14/27	7,540	7,372
L2785752.UP.FTS.B, 15.55%, 3/14/27	6,843	6,753
L2779187.UP.FTS.B, 15.67%, 3/14/27	15,616	15,411
FW2780435.UP.FTS.B, 15.71%, 3/14/27	3,046	1,273
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2787103.UP.FTS.B, 15.71%, 3/14/27	$20,471	$20,016
FW2785320.UP.FTS.B, 15.73%, 3/14/27	2,190	2,141
L2788269.UP.FTS.B, 15.76%, 3/14/27	2,902	2,838
L2785537.UP.FTS.B, 15.78%, 3/14/27	1,838	1,815
L2780255.UP.FTS.B, 15.79%, 3/14/27	23,444	22,926
L2781597.UP.FTS.B, 15.79%, 3/14/27	14,738	14,411
L2788017.UP.FTS.B, 15.83%, 3/14/27	3,125	3,083
L2786790.UP.FTS.B, 15.86%, 3/14/27	2,961	2,895
L2785504.UP.FTS.B, 15.88%, 3/14/27	1,355	1,338
FW2720638.UP.FTS.B, 15.89%, 3/14/27	11,128	10,983
FW2782452.UP.FTS.B, 15.89%, 3/14/27	5,488	5,366
L2779778.UP.FTS.B, 15.94%, 3/14/27	9,333	9,210
L2782963.UP.FTS.B, 15.98%, 3/14/27	4,393	4,335
L2789937.UP.FTS.B, 15.99%, 3/14/27	2,021	1,983
L2790390.UP.FTS.B, 15.99%, 3/14/27	2,196	2,147
L2781166.UP.FTS.B, 16.07%, 3/14/27	5,880	5,803
L2782280.UP.FTS.B, 16.08%, 3/14/27	7,470	7,305
L2779021.UP.FTS.B, 16.32%, 3/14/27	4,036	1,734
L2783945.UP.FTS.B, 16.32%, 3/14/27	5,594	5,471
L2784177.UP.FTS.B, 16.34%, 3/14/27	3,702	830
L2781334.UP.FTS.B, 16.44%, 3/14/27	5,537	5,465
FW2787232.UP.FTS.B, 16.47%, 3/14/27	1,932	1,906
L2788530.UP.FTS.B, 16.48%, 3/14/27	13,820	13,641
L2781937.UP.FTS.B, 16.51%, 3/14/27	6,654	6,508
L2785787.UP.FTS.B, 16.51%, 3/14/27	2,662	2,603
L2781470.UP.FTS.B, 16.53%, 3/14/27	6,715	300
L2788921.UP.FTS.B, 16.56%, 3/14/27	4,625	4,524
L2784909.UP.FTS.B, 16.61%, 3/14/27	2,404	2,374
FW2786140.UP.FTS.B, 16.66%, 3/14/27	1,435	795
L2781826.UP.FTS.B, 16.66%, 3/14/27	1,328	1,299
L2786003.UP.FTS.B, 16.71%, 3/14/27	1,843	1,819
L2786728.UP.FTS.B, 16.78%, 3/14/27	5,571	2,459
FW2782269.UP.FTS.B, 16.79%, 3/14/27	2,771	200
L2783630.UP.FTS.B, 16.79%, 3/14/27	15,237	15,040
L2790588.UP.FTS.B, 16.81%, 3/14/27	2,216	2,168
FW2790218.UP.FTS.B, 16.82%, 3/14/27	1,939	1,897
L2781471.UP.FTS.B, 16.84%, 3/14/27	609	596
L2790374.UP.FTS.B, 16.87%, 3/14/27	4,380	4,324
L2780924.UP.FTS.B, 16.96%, 3/14/27	3,866	3,818
L2783224.UP.FTS.B, 16.97%, 3/14/27	1,530	1,509
FW2781271.UP.FTS.B, 17.06%, 3/14/27	4,223	4,169
L2780352.UP.FTS.B, 17.09%, 3/14/27	5,560	5,489
FW2780002.UP.FTS.B, 17.17%, 3/14/27	1,680	1,659
L2788261.UP.FTS.B, 17.17%, 3/14/27	723	707
FW2779719.UP.FTS.B, 17.2%, 3/14/27	3,617	3,571
L2785657.UP.FTS.B, 17.24%, 3/14/27	2,451	2,419
FW2785239.UP.FTS.B, 17.27%, 3/14/27	1,557	1,537
L2783179.UP.FTS.B, 17.39%, 3/14/27	5,019	4,929
L2785862.UP.FTS.B, 17.44%, 3/14/27	22,314	21,831
L2790752.UP.FTS.B, 17.44%, 3/14/27	2,803	170
FW2781874.UP.FTS.B, 17.45%, 3/14/27	558	551
L2789286.UP.FTS.B, 17.58%, 3/14/27	5,278	2,261
FW2783200.UP.FTS.B, 17.6%, 3/14/27	7,804	7,709
L2780580.UP.FTS.B, 17.7%, 3/14/27	1,948	1,924
L2785162.UP.FTS.B, 17.72%, 3/14/27	11,540	5,123
FW2783998.UP.FTS.B, 17.89%, 3/14/27	1,268	91
FW2784396.UP.FTS.B, 17.89%, 3/14/27	2,186	2,148
FW2779862.UP.FTS.B, 17.93%, 3/14/27	561	554

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	123

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2785495.UP.FTS.B, 17.96%, 3/14/27	$2,076	$2,050
L2783820.UP.FTS.B, 17.99%, 3/14/27	20,960	20,706
FW2781007.UP.FTS.B, 18.03%, 3/14/27	4,868	4,807
L2780829.UP.FTS.B, 18.05%, 3/14/27	5,391	5,323
FW2781770.UP.FTS.B, 18.09%, 3/14/27	1,819	1,781
L2785717.UP.FTS.B, 18.12%, 3/14/27	8,992	8,833
FW2771881.UP.FTS.B, 18.18%, 3/14/27	2,811	2,762
L2762731.UP.FTS.B, 18.21%, 3/14/27	3,657	3,579
L2785773.UP.FTS.B, 18.25%, 3/14/27	7,604	7,509
L2786738.UP.FTS.B, 18.29%, 3/14/27	266	262
L2784355.UP.FTS.B, 18.3%, 3/14/27	1,746	1,724
L2781131.UP.FTS.B, 18.34%, 3/14/27	5,914	5,788
L2781963.UP.FTS.B, 18.43%, 3/14/27	6,147	6,038
L2789078.UP.FTS.B, 18.45%, 3/14/27	2,202	2,163
FW2786891.UP.FTS.B, 18.46%, 3/14/27	1,736	126
FW2788462.UP.FTS.B, 18.48%, 3/14/27	5,641	5,541
FW2780658.UP.FTS.B, 18.49%, 3/14/27	8,376	8,274
L2761321.UP.FTS.B, 18.5%, 3/14/27	1,583	1,555
L2779732.UP.FTS.B, 18.53%, 3/14/27	5,814	5,711
L2788795.UP.FTS.B, 18.58%, 3/14/27	5,649	5,550
L2789629.UP.FTS.B, 18.6%, 3/14/27	3,106	3,052
L2780206.UP.FTS.B, 18.66%, 3/14/27	5,654	5,554
L2789624.UP.FTS.B, 18.67%, 3/14/27	9,046	8,934
L2783944.UP.FTS.B, 18.73%, 3/14/27	5,559	5,462
FW2784433.UP.FTS.B, 18.76%, 3/14/27	3,879	3,833
L2783654.UP.FTS.B, 18.81%, 3/14/27	7,421	7,292
L2784627.UP.FTS.B, 18.83%, 3/14/27	5,366	5,300
L2782107.UP.FTS.B, 18.88%, 3/14/27	6,233	6,123
L2782929.UP.FTS.B, 18.95%, 3/14/27	637	628
FW2787024.UP.FTS.B, 19%, 3/14/27	28,366	27,869
L2779673.UP.FTS.B, 19.08%, 3/14/27	3,691	3,626
L2789238.UP.FTS.B, 19.09%, 3/14/27	6,053	441
L2785730.UP.FTS.B, 19.13%, 3/14/27	14,166	13,868
FW2754559.UP.FTS.B, 19.14%, 3/14/27	14,205	14,031
FW2787713.UP.FTS.B, 19.15%, 3/14/27	4,555	4,499
FW2780787.UP.FTS.B, 19.16%, 3/14/27	7,956	7,817
L2783530.UP.FTS.B, 19.22%, 3/14/27	2,841	2,792
FW2779984.UP.FTS.B, 19.29%, 3/14/27	4,578	4,496
L2779286.UP.FTS.B, 19.31%, 3/14/27	3,416	3,356
L2785478.UP.FTS.B, 19.34%, 3/14/27	28,474	27,978
L2787510.UP.FTS.B, 19.38%, 3/14/27	12,135	11,919
L2780753.UP.FTS.B, 19.39%, 3/14/27	12,837	12,607
L2784108.UP.FTS.B, 19.4%, 3/14/27	12,256	12,107
L2784181.UP.FTS.B, 19.58%, 3/14/27	14,112	13,860
L2782824.UP.FTS.B, 19.61%, 3/14/27	6,545	1,493
FW2780425.UP.FTS.B, 19.66%, 3/14/27	8,569	8,465
L2780913.UP.FTS.B, 19.68%, 3/14/27	3,657	3,613
L2784343.UP.FTS.B, 19.81%, 3/14/27	2,861	2,812
L2781737.UP.FTS.B, 19.91%, 3/14/27	2,861	2,827
L2782045.UP.FTS.B, 19.92%, 3/14/27	8,993	8,888
L2782730.UP.FTS.B, 19.94%, 3/14/27	5,730	5,631
L2784726.UP.FTS.B, 19.97%, 3/14/27	9,404	9,246
L2785429.UP.FTS.B, 20%, 3/14/27	2,489	2,446
FW2785877.UP.FTS.B, 20.08%, 3/14/27	3,052	3,015
L2780471.UP.FTS.B, 20.16%, 3/14/27	3,446	3,387
L2785428.UP.FTS.B, 20.21%, 3/14/27	2,303	2,276
L2779074.UP.FTS.B, 20.27%, 3/14/27	3,634	115
L2782852.UP.FTS.B, 20.32%, 3/14/27	633	623
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2781217.UP.FTS.B, 20.42%, 3/14/27	$7,380	$7,251
FW2783065.UP.FTS.B, 20.52%, 3/14/27	1,945	142
L2782942.UP.FTS.B, 20.56%, 3/14/27	6,113	6,008
FW2785996.UP.FTS.B, 20.67%, 3/14/27	3,118	3,064
L2781794.UP.FTS.B, 20.69%, 3/14/27	8,552	276
FW2781564.UP.FTS.B, 20.75%, 3/14/27	1,878	1,845
FW2785244.UP.FTS.B, 20.75%, 3/14/27	4,377	4,300
L2785821.UP.FTS.B, 20.75%, 3/14/27	2,843	88
FW2780653.UP.FTS.B, 20.84%, 3/14/27	6,227	6,119
L2786023.UP.FTS.B, 20.84%, 3/14/27	4,049	3,983
L2786517.UP.FTS.B, 20.9%, 3/14/27	9,169	9,011
L2790205.UP.FTS.B, 20.92%, 3/14/27	984	967
L2780447.UP.FTS.B, 21.03%, 3/14/27	2,152	2,127
FW2783376.UP.FTS.B, 21.04%, 3/14/27	2,156	2,119
L2762778.UP.FTS.B, 21.15%, 3/14/27	3,481	3,422
L2783728.UP.FTS.B, 21.18%, 3/14/27	1,915	1,883
L2778435.UP.FTS.B, 21.2%, 3/14/27	1,296	1,275
FW2783359.UP.FTS.B, 21.23%, 3/14/27	9,873	9,705
FW2780777.UP.FTS.B, 21.29%, 3/14/27	1,902	1,869
L2780757.UP.FTS.B, 21.34%, 3/14/27	989	973
FW2781871.UP.FTS.B, 21.39%, 3/14/27	6,994	1,569
L2783471.UP.FTS.B, 21.41%, 3/14/27	5,804	5,703
L2784388.UP.FTS.B, 21.47%, 3/14/27	2,279	2,240
L2789869.UP.FTS.B, 21.53%, 3/14/27	4,486	4,414
L2790163.UP.FTS.B, 21.62%, 3/14/27	1,442	778
L2784140.UP.FTS.B, 21.67%, 3/14/27	7,033	6,921
L2782992.UP.FTS.B, 21.68%, 3/14/27	11,669	11,472
FW2783166.UP.FTS.B, 21.74%, 3/14/27	192	189
FW2782801.UP.FTS.B, 21.92%, 3/14/27	3,239	1,499
FW2780135.UP.FTS.B, 21.97%, 3/14/27	7,416	543
L2784561.UP.FTS.B, 22.05%, 3/14/27	5,156	5,072
FW2785552.UP.FTS.B, 22.13%, 3/14/27	5,520	773
L2785618.UP.FTS.B, 22.23%, 3/14/27	13,374	13,164
L2785258.UP.FTS.B, 22.27%, 3/14/27	16,491	16,232
L2780882.UP.FTS.B, 22.29%, 3/14/27	5,401	5,316
L2784609.UP.FTS.B, 22.31%, 3/14/27	3,766	3,723
L2780097.UP.FTS.B, 22.4%, 3/14/27	3,377	3,322
L2781968.UP.FTS.B, 22.4%, 3/14/27	5,877	5,785
L2780470.UP.FTS.B, 22.46%, 3/14/27	2,956	2,910
L2784446.UP.FTS.B, 22.46%, 3/14/27	2,638	2,609
L2786010.UP.FTS.B, 22.55%, 3/14/27	12,905	12,646
FW2790759.UP.FTS.B, 22.58%, 3/14/27	5,713	5,625
L2787644.UP.FTS.B, 22.58%, 3/14/27	12,953	12,806
FW2784227.UP.FTS.B, 22.62%, 3/14/27	2,260	2,225
FW2784685.UP.FTS.B, 22.67%, 3/14/27	1,559	108
FW2777044.UP.FTS.B, 22.81%, 3/14/27	1,008	194
L2781656.UP.FTS.B, 22.82%, 3/14/27	3,184	3,132
L2785473.UP.FTS.B, 22.94%, 3/14/27	5,557	5,467
FW2782255.UP.FTS.B, 22.97%, 3/14/27	5,476	5,388
FW2787840.UP.FTS.B, 22.97%, 3/14/27	1,373	1,350
FW2784934.UP.FTS.B, 23%, 3/14/27	12,921	5,957
L2779888.UP.FTS.B, 23%, 3/14/27	6,848	976
L2780183.UP.FTS.B, 23.06%, 3/14/27	4,697	4,621
L2784662.UP.FTS.B, 23.09%, 3/14/27	2,900	2,856
L2761841.UP.FTS.B, 23.22%, 3/14/27	5,925	5,859
L2784336.UP.FTS.B, 23.23%, 3/14/27	7,110	7,002
L2784879.UP.FTS.B, 23.27%, 3/14/27	16,732	16,478
L2760019.UP.FTS.B, 23.32%, 3/14/27	1,505	1,480

124	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2782223.UP.FTS.B, 23.37%, 3/14/27	$4,932	$90
FW2784660.UP.FTS.B, 23.39%, 3/14/27	7,530	7,416
L2782909.UP.FTS.B, 23.52%, 3/14/27	2,621	2,581
L2785861.UP.FTS.B, 23.55%, 3/14/27	1,049	1,031
L2781260.UP.FTS.B, 23.57%, 3/14/27	730	719
FW2784430.UP.FTS.B, 23.6%, 3/14/27	4,891	676
L2785160.UP.FTS.B, 23.61%, 3/14/27	2,600	2,556
FW2780693.UP.FTS.B, 23.64%, 3/14/27	1,010	995
L2780981.UP.FTS.B, 23.73%, 3/14/27	1,489	1,466
FW2782598.UP.FTS.B, 23.76%, 3/14/27	2,621	2,582
FW2779943.UP.FTS.B, 23.77%, 3/14/27	2,092	2,058
L2777367.UP.FTS.B, 23.84%, 3/14/27	5,187	5,110
L2780834.UP.FTS.B, 23.88%, 3/14/27	3,091	225
L2755133.UP.FTS.B, 23.9%, 3/14/27	6,504	6,407
L2782516.UP.FTS.B, 23.94%, 3/14/27	4,476	4,403
FW2782245.UP.FTS.B, 23.97%, 3/14/27	2,269	2,235
L2785033.UP.FTS.B, 23.98%, 3/14/27	1,791	1,765
L2785483.UP.FTS.B, 24.04%, 3/14/27	14,869	14,638
FW2783257.UP.FTS.B, 24.06%, 3/14/27	1,873	1,844
L2785916.UP.FTS.B, 24.17%, 3/14/27	6,809	1,568
FW2785302.UP.FTS.B, 24.36%, 3/14/27	4,768	4,699
L2782467.UP.FTS.B, 24.36%, 3/14/27	10,790	10,631
FW2784019.UP.FTS.B, 24.41%, 3/14/27	1,942	928
L2787675.UP.FTS.B, 24.41%, 3/14/27	1,978	1,946
L2785189.UP.FTS.B, 24.51%, 3/14/27	20,643	20,341
L2780976.UP.FTS.B, 24.53%, 3/14/27	2,422	2,387
L2783176.UP.FTS.B, 24.55%, 3/14/27	3,045	3,002
FW2784794.UP.FTS.B, 24.59%, 3/14/27	2,403	2,368
L2789217.UP.FTS.B, 24.59%, 3/14/27	3,651	3,598
FW2786154.UP.FTS.B, 24.69%, 3/14/27	2,590	2,547
FW2784504.UP.FTS.B, 24.71%, 3/14/27	2,646	2,608
L2763354.UP.FTS.B, 24.72%, 3/14/27	5,960	5,869
FW2789200.UP.FTS.B, 24.76%, 3/14/27	6,017	5,930
L2782914.UP.FTS.B, 24.81%, 3/14/27	3,239	3,189
L2782406.UP.FTS.B, 24.86%, 3/14/27	904	891
FW2785579.UP.FTS.B, 24.87%, 3/14/27	939	924
L2780171.UP.FTS.B, 24.87%, 3/14/27	357	228
L2780108.UP.FTS.B, 24.9%, 3/14/27	709	698
FW2789519.UP.FTS.B, 24.91%, 3/14/27	1,987	1,959
FW2787364.UP.FTS.B, 24.92%, 3/14/27	3,315	3,267
L2783320.UP.FTS.B, 24.93%, 3/14/27	1,364	98
FW2781259.UP.FTS.B, 24.94%, 3/14/27	850	837
FW2789180.UP.FTS.B, 24.98%, 3/14/27	2,596	2,556
L2788674.UP.FTS.B, 25.02%, 3/14/27	777	56
L2762807.UP.FTS.B, 25.04%, 3/14/27	873	405
L2782211.UP.FTS.B , 25.12%, 3/14/27	2,442	2,405
FW2786218.UP.FTS.B, 25.14%, 3/14/27	4,890	4,820
FW2779775.UP.FTS.B, 25.16%, 3/14/27	2,115	2,085
FW2780910.UP.FTS.B, 25.16%, 3/14/27	4,435	4,368
FW2783634.UP.FTS.B, 25.18%, 3/14/27	4,710	4,639
FW2784381.UP.FTS.B, 25.18%, 3/14/27	860	847
FW2782493.UP.FTS.B, 25.19%, 3/14/27	1,332	1,313
L2783409.UP.FTS.B, 25.19%, 3/14/27	3,268	3,218
L2785715.UP.FTS.B, 25.22%, 3/14/27	904	891
L2785508.UP.FTS.B, 25.24%, 3/14/27	1,693	1,669
L2785846.UP.FTS.B, 25.26%, 3/14/27	8,162	8,046
L2781929.UP.FTS.B, 25.3%, 3/14/27	990	975
L2781289.UP.FTS.B, 25.32%, 3/14/27	7,259	7,156
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2786994.UP.FTS.B, 25.32%, 3/14/27	$2,845	$2,805
L2786111.UP.FTS.B , 25.33%, 3/14/27	664	655
L2783030.UP.FTS.B, 25.34%, 3/14/27	7,082	6,976
L2785122.UP.FTS.B, 25.34%, 3/14/27	1,029	1,014
L2779712.UP.FTS.B, 25.35%, 3/14/27	1,459	1,439
L2783282.UP.FTS.B, 25.35%, 3/14/27	955	940
L2758245.UP.FTS.B, 25.36%, 3/14/27	3,471	3,414
L2779717.UP.FTS.B, 25.38%, 3/14/27	1,020	236
L2786791.UP.FTS.B, 25.38%, 3/14/27	635	625
L2787407.UP.FTS.B, 25.38%, 3/14/27	2,297	532
L2780613.UP.FTS.B, 25.39%, 3/14/27	3,994	3,938
L2780553.UP.FTS.B, 25.41%, 3/14/27	908	895
L2784514.UP.FTS.B, 25.41%, 3/14/27	847	835
L2782792.UP.FTS.B, 25.44%, 3/14/27	3,452	3,403
L2785196.UP.FTS.B, 25.44%, 3/14/27	1,648	1,625
L2789729.UP.FTS.B, 25.45%, 3/14/27	727	716
L2775042.UP.FTS.B, 25.46%, 3/14/27	677	667
L2780947.UP.FTS.B, 25.46%, 3/14/27	3,836	3,778
L2781236.UP.FTS.B, 25.46%, 3/14/27	1,090	1,075
FW2783798.UP.FTS.B, 25.48%, 3/14/27	3,615	49
FW2785945.UP.FTS.B, 25.48%, 3/14/27	1,557	1,534
L2781099.UP.FTS.B, 25.49%, 3/14/27	1,212	1,195
L2783689.UP.FTS.B, 25.5%, 3/14/27	5,889	5,800
L2783570.UP.FTS.B, 25.53%, 3/14/27	2,379	2,346
L2782017.UP.FTS.B, 25.54%, 3/14/27	1,266	1,246
L2785828.UP.FTS.B, 25.55%, 3/14/27	3,334	3,287
FW2784612.UP.FTS.B, 25.59%, 3/14/27	26,665	26,314
FW2785182.UP.FTS.B, 25.6%, 3/14/27	20,983	20,688
FW2788301.UP.FTS.B, 25.6%, 3/14/27	3,357	3,310
L2779594.UP.FTS.B, 25.6%, 3/14/27	2,186	2,155
L2783555.UP.FTS.B, 25.63%, 3/14/27	1,869	1,841
L2779605.UP.FTS.B, 25.67%, 3/14/27	1,032	1,017
FW2783690.UP.FTS.B, 25.69%, 3/14/27	6,508	6,411
FW2787434.UP.FTS.B, 25.69%, 3/14/27	2,428	2,394
FW2779444.UP.FTS.B, 25.73%, 3/14/27	3,037	2,995
FW2787230.UP.FTS.B, 25.75%, 3/14/27	4,555	4,492
FW2789673.UP.FTS.B, 25.81%, 3/14/27	2,747	1,276
FW2785698.UP.FTS.B, 25.86%, 3/14/27	7,301	7,199
L2780008.UP.FTS.B, 25.87%, 3/14/27	3,833	3,780
L2781526.UP.FTS.B, 25.87%, 3/14/27	3,283	3,237
L2780080.UP.FTS.B, 25.88%, 3/14/27	5,776	5,695
L2781244.UP.FTS.B, 25.96%, 3/14/27	4,580	2,124
L2786958.UP.FTS.B, 25.96%, 3/14/27	3,814	1,772
L2780995.UP.FTS.B, 25.98%, 3/14/27	8,400	8,283
FW2789885.UP.FTS.B, 26.1%, 3/14/27	5,369	5,295
L2789391.UP.FTS.B, 26.18%, 3/14/27	1,342	1,322
FW2781434.UP.FTS.B, 26.27%, 3/14/27	27,545	1,947
L2787642.UP.FTS.B, 26.29%, 3/14/27	1,649	1,626
FW2786626.UP.FTS.B, 26.35%, 3/14/27	1,369	1,351
FW2781613.UP.FTS.B, 26.4%, 3/14/27	2,066	2,036
L2783551.UP.FTS.B, 26.4%, 3/14/27	5,734	61
FW2782876.UP.FTS.B, 26.56%, 3/14/27	2,290	164
FW2788390.UP.FTS.B, 26.61%, 3/14/27	1,811	1,784
FW2782433.UP.FTS.B, 26.73%, 3/14/27	3,311	3,266
FW2784337.UP.FTS.B, 26.73%, 3/14/27	4,030	3,977
FW2782583.UP.FTS.B, 26.76%, 3/14/27	3,004	2,961
FW2781134.UP.FTS.B , 26.83%, 3/14/27	3,271	3,223
FW2785449.UP.FTS.B, 27.1%, 3/14/27	6,152	6,070

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	125

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2789171.UP.FTS.B, 27.1%, 3/14/27	$3,870	$280
FW2785546.UP.FTS.B, 27.15%, 3/14/27	3,016	2,975
FW2789041.UP.FTS.B, 27.27%, 3/14/27	3,220	3,174
FW2782365.UP.FTS.B, 27.34%, 3/14/27	2,749	2,710
FW2788518.UP.FTS.B, 27.34%, 3/14/27	2,893	2,852
L2782849.UP.FTS.B, 27.38%, 3/14/27	3,116	735
FW2781329.UP.FTS.B, 27.46%, 3/14/27	1,543	1,523
FW2780427.UP.FTS.B, 27.49%, 3/14/27	1,853	1,828
FW2780043.UP.FTS.B, 27.53%, 3/14/27	1,091	1,076
FW2784987.UP.FTS.B, 27.75%, 3/14/27	10,025	9,893
FW2782891.UP.FTS.B, 27.85%, 3/14/27	5,977	5,904
FW2783303.UP.FTS.B, 27.89%, 3/14/27	7,073	510
FW2784087.UP.FTS.B, 27.99%, 3/14/27	1,888	1,864
FW2783828.UP.FTS.B, 28%, 3/14/27	4,973	4,909
FW2786129.UP.FTS.B, 28%, 3/14/27	3,053	3,011
FW2785385.UP.FTS.B, 28.06%, 3/14/27	4,782	4,720
FW2789642.UP.FTS.B, 28.34%, 3/14/27	6,544	1,558
FW2781950.UP.FTS.B, 28.45%, 3/14/27	4,407	4,352
FW2781108.UP.FTS.B , 28.46%, 3/14/27	2,286	2,254
FW2781674.UP.FTS.B, 28.51%, 3/14/27	4,051	4,000
FW2781987.UP.FTS.B, 28.61%, 3/14/27	13,726	13,551
FW2780226.UP.FTS.B, 28.72%, 3/14/27	4,646	4,583
FW2785517.UP.FTS.B, 28.82%, 3/14/27	16,520	1,072
FW2780172.UP.FTS.B, 28.83%, 3/14/27	1,251	1,235
FW2787416.UP.FTS.B, 28.94%, 3/14/27	895	2
FW2779355.UP.FTS.B, 29.22%, 3/14/27	3,676	3,630
FW2781786.UP.FTS.B, 29.22%, 3/14/27	1,338	196
FW2784027.UP.FTS.B, 29.23%, 3/14/27	9,544	9,418
FW2781563.UP.FTS.B, 29.25%, 3/14/27	628	620
FW2783263.UP.FTS.B, 29.25%, 3/14/27	5,836	5,764
FW2785470.UP.FTS.B, 29.28%, 3/14/27	5,775	5,703
FW2779974.UP.FTS.B, 29.47%, 3/14/27	2,452	2,421
FW2779230.UP.FTS.B, 29.54%, 3/14/27	6,291	6,213
FW2785701.UP.FTS.B, 29.6%, 3/14/27	1,322	1,306
FW2780605.UP.FTS.B, 29.61%, 3/14/27	630	622
FW2783287.UP.FTS.B, 29.91%, 3/14/27	3,147	3,108
FW2789655.UP.FTS.B, 29.98%, 3/14/27	10,046	4,624
FW2789631.UP.FTS.B, 30.08%, 3/14/27	2,937	2,902
FW2788950.UP.FTS.B, 30.14%, 3/14/27	7,244	7,148
FW2782935.UP.FTS.B, 30.31%, 3/14/27	4,959	4,896
FW2783523.UP.FTS.B, 30.41%, 3/14/27	2,715	2,678
FW2790314.UP.FTS.B, 30.48%, 3/14/27	6,800	6,719
FW2780158.UP.FTS.B, 30.52%, 3/14/27	1,153	546
FW2780499.UP.FTS.B, 30.57%, 3/14/27	1,089	1,076
FW2781411.UP.FTS.B , 30.59%, 3/14/27	124	122
FW2789252.UP.FTS.B, 30.65%, 3/14/27	12,708	12,557
FW2785351.UP.FTS.B, 30.67%, 3/14/27	1,017	1,005
FW2780952.UP.FTS.B, 30.68%, 3/14/27	636	628
FW2787603.UP.FTS.B, 30.68%, 3/14/27	672	663
FW2785631.UP.FTS.B, 30.69%, 3/14/27	1,397	—
FW2783504.UP.FTS.B, 30.73%, 3/14/27	2,193	2,168
FW2783660.UP.FTS.B, 30.79%, 3/14/27	1,654	1,634
FW2779868.UP.FTS.B, 30.84%, 3/14/27	1,029	144
FW2784190.UP.FTS.B, 30.84%, 3/14/27	958	946
FW2790078.UP.FTS.B, 30.9%, 3/14/27	1,793	1,772
FW2783182.UP.FTS.B, 30.92%, 3/14/27	764	755
FW2790293.UP.FTS.B, 30.94%, 3/14/27	1,721	1,700
FW2783246.UP.FTS.B, 30.95%, 3/14/27	956	944
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
FW2786330.UP.FTS.B, 30.97%, 3/14/27	$12,233	$12,090
FW2783531.UP.FTS.B, 30.98%, 3/14/27	6,309	6,227
FW2784675.UP.FTS.B, 30.98%, 3/14/27	1,346	1,330
FW2786195.UP.FTS.B, 30.98%, 3/14/27	773	765
FW2782332.UP.FTS.B, 30.99%, 3/14/27	945	243
FW2787448.UP.FTS.B, 31.05%, 3/14/27	829	819
FW2790081.UP.FTS.B, 31.07%, 3/14/27	829	819
FW2785866.UP.FTS.B, 31.08%, 3/14/27	766	757
FW2787532.UP.FTS.B, 31.09%, 3/14/27	716	708
FW2788577.UP.FTS.B, 31.09%, 3/14/27	211	15
FW2788870.UP.FTS.B, 31.1%, 3/14/27	3,742	3,695
FW2785064.UP.FTS.B, 31.11%, 3/14/27	765	757
FW2781136.UP.FTS.B , 31.12%, 3/14/27	2,427	2,398
FW2789294.UP.FTS.B, 31.12%, 3/14/27	2,921	2,884
FW2781681.UP.FTS.B, 31.14%, 3/14/27	761	752
FW2787239.UP.FTS.B, 31.14%, 3/14/27	2,937	2,903
FW2782284.UP.FTS.B, 31.15%, 3/14/27	2,773	2,738
FW2787162.UP.FTS.B, 31.15%, 3/14/27	2,171	2,146
FW2780763.UP.FTS.B, 31.16%, 3/14/27	1,149	1,135
FW2782023.UP.FTS.B, 31.19%, 3/14/27	1,360	686
FW2781077.UP.FTS.B, 31.22%, 3/14/27	702	694
FW2783270.UP.FTS.B, 31.23%, 3/14/27	13,132	12,994
FW2783300.UP.FTS.B, 31.25%, 3/14/27	1,599	1,581
FW2779996.UP.FTS.B, 31.38%, 3/14/27	2,191	2,164
FW2784473.UP.FTS.B, 31.45%, 3/14/27	1,702	1,681
FW2781466.UP.FTS.B, 31.46%, 3/14/27	1,109	1,097
FW2784706.UP.FTS.B, 31.51%, 3/14/27	3,174	3,139
FW2780027.UP.FTS.B, 31.52%, 3/14/27	1,924	1,902
FW2780093.UP.FTS.B, 31.72%, 3/14/27	1,671	1,652
FW2781775.UP.FTS.B, 31.79%, 3/14/27	3,658	3,617
FW2785751.UP.FTS.B, 31.86%, 3/14/27	1,284	1,269
FW2780155.UP.FTS.B, 31.91%, 3/14/27	1,606	1,588
FW2790669.UP.FTS.B, 32.4%, 3/14/27	3,896	278
FW2788557.UP.FTS.B, 32.99%, 3/14/27	759	750
L2780893.UP.FTS.B, 12.86%, 3/15/27	529	517
L2783467.UP.FTS.B, 14.77%, 3/15/27	6,053	3,635
FW2784298.UP.FTS.B, 17.15%, 3/15/27	16,308	1,195
L2773530.UP.FTS.B, 21.6%, 3/15/27	5,245	5,157
FW2788570.UP.FTS.B, 30.2%, 3/15/27	5,212	5,147
L2781494.UP.FTS.B, 6.32%, 3/17/27	5,769	5,568
L2780204.UP.FTS.B, 20.34%, 3/17/27	5,757	5,658
FW2788471.UP.FTS.B, 31.09%, 3/19/27	1,518	1,499
L2783095.UP.FTS.B, 14.33%, 3/20/27	1,457	1,425
L2788995.UP.FTS.B, 15.39%, 3/20/27	1,803	1,780
L2784421.UP.FTS.B, 22.65%, 3/20/27	13,586	13,362
L2785417.UP.FTS.B, 23.7%, 3/20/27	1,258	1,239
FW2789463.UP.FTS.B, 25.89%, 3/20/27	5,311	5,238
FW2781187.UP.FTS.B , 27.42%, 3/20/27	1,727	1,705
L2784962.UP.FTS.B, 9.82%, 3/21/27	15,344	14,975
FW2781024.UP.FTS.B, 15.1%, 3/21/27	3,151	3,081
L2783524.UP.FTS.B, 16.68%, 3/21/27	5,937	5,861
FW2783063.UP.FTS.B, 21.08%, 3/21/27	5,847	5,749
L2785874.UP.FTS.B, 24.08%, 3/21/27	5,362	5,281
FW1893730.UP.FTS.B, 26.84%, 3/21/27	5,610	5,545
FW1892275.UP.FTS.B, 31.17%, 3/21/27	8,795	7,574
L2789596.UP.FTS.B, 19.71%, 3/22/27	3,193	3,156
FW2782011.UP.FTS.B , 23.47%, 3/22/27	3,672	2,332
FW2789132.UP.FTS.B, 21%, 3/23/27	5,003	4,919

126	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2783023.UP.FTS.B, 22.68%, 3/23/27	$3,871	$3,808
FW2785547.UP.FTS.B, 21.71%, 3/24/27	5,033	671
FW2786929.UP.FTS.B, 30.3%, 3/24/27	6,325	6,247
L2784724.UP.FTS.B, 14.06%, 3/26/27	14,125	13,808
FW2789245.UP.FTS.B, 16.05%, 3/28/27	4,970	4,906
FW2780445.UP.FTS.B, 18.66%, 3/28/27	11,106	441
FW2782751.UP.FTS.B, 18.72%, 3/28/27	5,986	5,884
FW2784959.UP.FTS.B, 22.93%, 3/28/27	6,369	6,274
FW2787432.UP.FTS.B, 24.27%, 3/28/27	12,120	11,947
FW2785903.UP.FTS.B, 25.2%, 3/28/27	5,527	5,453
FW2781941.UP.FTS.B, 30.87%, 3/28/27	1,145	1,131
L2016549.UP.FTS.B, 14.78%, 4/10/27	2,996	2,918
FW2011916.UP.FTS.B , 16.6%, 4/10/27	2,026	828
L2017330.UP.FTS.B, 18.21%, 4/10/27	3,831	278
L2016429.UP.FTS.B, 20.87%, 4/10/27	20,860	1,514
FW2016567.UP.FTS.B, 21.23%, 4/10/27	3,696	3,622
L2018168.UP.FTS.B, 21.66%, 4/10/27	5,782	415
L2018486.UP.FTS.B, 23.79%, 4/10/27	12,970	5,757
L2018248.UP.FTS.B, 24.88%, 4/10/27	2,010	1,977
FW2017752.UP.FTS.B, 26.85%, 4/10/27	25,701	1,861
FW2017102.UP.FTS.B, 30.96%, 4/10/27	1,502	106
FW2016392.UP.FTS.B, 31.01%, 4/10/27	254	249
L2931144.UP.FTS.B , 5.51%, 4/11/27	4,510	4,351
FW2932165.UP.FTS.B, 5.86%, 4/11/27	10,216	9,857
L2928632.UP.FTS.B, 5.88%, 4/11/27	5,335	5,148
L2931142.UP.FTS.B , 5.9%, 4/11/27	8,178	7,940
L2931326.UP.FTS.B, 6.18%, 4/11/27	6,292	6,070
L2931374.UP.FTS.B, 7.06%, 4/11/27	3,591	1,404
FW2929692.UP.FTS.B, 7.58%, 4/11/27	6,898	2,711
L2928415.UP.FTS.B, 7.84%, 4/11/27	18,043	17,608
L2928839.UP.FTS.B, 7.91%, 4/11/27	4,247	1,661
FW2930354.UP.FTS.B, 8.77%, 4/11/27	10,895	10,634
L2929501.UP.FTS.B, 8.87%, 4/11/27	13,985	13,652
L2929733.UP.FTS.B, 9.1%, 4/11/27	19,627	19,160
L2928144.UP.FTS.B, 9.39%, 4/11/27	10,577	10,321
L2932211.UP.FTS.B , 9.68%, 4/11/27	6,563	6,449
L2931292.UP.FTS.B, 9.71%, 4/11/27	892	871
L2930583.UP.FTS.B, 9.81%, 4/11/27	23,745	23,185
L2929532.UP.FTS.B, 9.84%, 4/11/27	8,601	8,399
L2928694.UP.FTS.B, 11.02%, 4/11/27	8,616	8,405
FW2931075.UP.FTS.B, 11.12%, 4/11/27	7,012	6,840
FW2931457.UP.FTS.B, 11.32%, 4/11/27	5,382	5,251
FW2928380.UP.FTS.B, 11.34%, 4/11/27	2,041	1,991
L2929334.UP.FTS.B, 11.51%, 4/11/27	12,861	12,548
L2931774.UP.FTS.B, 11.89%, 4/11/27	7,671	7,490
L2930803.UP.FTS.B, 11.99%, 4/11/27	8,712	8,502
L2930792.UP.FTS.B, 12.29%, 4/11/27	2,715	2,649
L2932192.UP.FTS.B, 12.4%, 4/11/27	16,310	15,918
L2925660.UP.FTS.B, 12.92%, 4/11/27	824	804
L2930302.UP.FTS.B, 13.11%, 4/11/27	4,055	3,959
L2929053.UP.FTS.B, 13.57%, 4/11/27	8,415	8,222
L2931141.UP.FTS.B , 14.22%, 4/11/27	5,466	5,341
L2931110.UP.FTS.B , 14.92%, 4/11/27	2,526	2,489
L2929671.UP.FTS.B, 15.08%, 4/11/27	20,988	20,555
L2928247.UP.FTS.B, 15.12%, 4/11/27	2,926	371
L2928237.UP.FTS.B, 15.14%, 4/11/27	24,259	23,698
L2930249.UP.FTS.B, 15.14%, 4/11/27	6,051	5,911
L2930377.UP.FTS.B, 15.57%, 4/11/27	10,032	9,892
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2927743.UP.FTS.B, 15.66%, 4/11/27	$4,226	$4,165
L2928343.UP.FTS.B, 15.68%, 4/11/27	1,198	1,171
L2928701.UP.FTS.B, 15.72%, 4/11/27	2,600	2,541
L2928682.UP.FTS.B, 15.94%, 4/11/27	7,233	7,129
FW2929957.UP.FTS.B, 16.01%, 4/11/27	7,920	7,739
L2929608.UP.FTS.B, 16.07%, 4/11/27	562	555
L2932260.UP.FTS.B, 16.49%, 4/11/27	860	848
L2930475.UP.FTS.B, 16.55%, 4/11/27	3,754	3,701
L2927859.UP.FTS.B, 16.57%, 4/11/27	1,414	1,393
L2925173.UP.FTS.B, 16.58%, 4/11/27	1,360	173
FW2928717.UP.FTS.B, 16.97%, 4/11/27	4,286	4,225
L2928071.UP.FTS.B, 17.22%, 4/11/27	633	624
L2920414.UP.FTS.B, 17.44%, 4/11/27	15,277	15,073
FW2930503.UP.FTS.B, 17.64%, 4/11/27	2,872	2,833
L2929835.UP.FTS.B, 17.66%, 4/11/27	6,154	6,069
L2931693.UP.FTS.B, 17.77%, 4/11/27	2,536	2,479
L2930203.UP.FTS.B, 18.11%, 4/11/27	22,579	22,091
L2929357.UP.FTS.B, 18.14%, 4/11/27	3,480	3,432
FW2928101.UP.FTS.B, 18.34%, 4/11/27	1,913	1,878
L2929573.UP.FTS.B, 18.4%, 4/11/27	8,730	8,612
FW2931119.UP.FTS.B , 18.48%, 4/11/27	2,147	2,100
L2926454.UP.FTS.B, 19.25%, 4/11/27	1,652	1,622
L2932213.UP.FTS.B, 19.31%, 4/11/27	4,859	4,772
L2929660.UP.FTS.B, 19.43%, 4/11/27	1,491	1,464
L2927920.UP.FTS.B, 19.53%, 4/11/27	8,802	8,644
L2930145.UP.FTS.B, 19.64%, 4/11/27	5,585	5,505
FW2928828.UP.FTS.B, 19.68%, 4/11/27	2,729	584
L2928959.UP.FTS.B, 19.94%, 4/11/27	4,723	4,639
L2929135.UP.FTS.B, 20.21%, 4/11/27	3,303	3,246
L2928908.UP.FTS.B, 20.26%, 4/11/27	591	581
L2929578.UP.FTS.B, 20.69%, 4/11/27	14,721	993
L2927893.UP.FTS.B, 20.88%, 4/11/27	3,925	3,859
FW2929918.UP.FTS.B, 21.02%, 4/11/27	421	413
FW2929809.UP.FTS.B, 21.08%, 4/11/27	7,745	7,614
L2928658.UP.FTS.B, 21.27%, 4/11/27	608	261
FW2930564.UP.FTS.B, 21.29%, 4/11/27	1,235	555
L2930355.UP.FTS.B, 21.76%, 4/11/27	3,000	2,950
L2931630.UP.FTS.B, 22.14%, 4/11/27	13,037	12,813
FW2930816.UP.FTS.B, 22.15%, 4/11/27	5,616	5,519
L2932038.UP.FTS.B, 22.19%, 4/11/27	3,048	2,999
FW2931433.UP.FTS.B, 22.3%, 4/11/27	19,460	426
L2929277.UP.FTS.B, 22.4%, 4/11/27	5,738	5,645
L2929355.UP.FTS.B, 22.65%, 4/11/27	1,161	1,142
FW2928961.UP.FTS.B, 23.12%, 4/11/27	2,981	2,931
FW2929214.UP.FTS.B, 23.28%, 4/11/27	495	3
L2932120.UP.FTS.B, 23.29%, 4/11/27	3,212	3,160
L2931244.UP.FTS.B, 23.41%, 4/11/27	1,331	1,309
FW2928339.UP.FTS.B, 23.55%, 4/11/27	18,449	2,571
L2931393.UP.FTS.B, 23.58%, 4/11/27	3,968	3,906
L2932212.UP.FTS.B, 23.72%, 4/11/27	6,663	6,559
FW2931916.UP.FTS.B, 23.85%, 4/11/27	3,673	3,616
FW2929160.UP.FTS.B, 24.21%, 4/11/27	663	653
L2928472.UP.FTS.B, 24.3%, 4/11/27	3,628	3,569
L2930096.UP.FTS.B, 24.39%, 4/11/27	2,477	2,439
FW2929993.UP.FTS.B, 24.61%, 4/11/27	5,287	303
L2932289.UP.FTS.B, 24.85%, 4/11/27	1,483	1,461
L2928873.UP.FTS.B, 24.96%, 4/11/27	635	46
L2928413.UP.FTS.B, 25.03%, 4/11/27	1,052	1,036

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	127

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2927825.UP.FTS.B, 25.04%, 4/11/27	$1,286	$602
L2929882.UP.FTS.B, 25.08%, 4/11/27	1,495	1,472
L2930146.UP.FTS.B, 25.16%, 4/11/27	738	726
L2930022.UP.FTS.B, 25.21%, 4/11/27	1,488	1,466
L2929652.UP.FTS.B, 25.22%, 4/11/27	3,262	737
L2928316.UP.FTS.B, 25.25%, 4/11/27	2,177	2,144
L2929095.UP.FTS.B, 25.31%, 4/11/27	1,599	350
L2931438.UP.FTS.B, 25.31%, 4/11/27	3,164	3,117
L2927955.UP.FTS.B, 25.33%, 4/11/27	388	234
L2930363.UP.FTS.B, 25.38%, 4/11/27	1,067	1,049
L2929249.UP.FTS.B, 25.41%, 4/11/27	994	979
L2928774.UP.FTS.B, 25.44%, 4/11/27	1,004	141
L2931011.UP.FTS.B , 25.45%, 4/11/27	1,095	1,078
L2928194.UP.FTS.B, 25.48%, 4/11/27	1,654	1,628
L2928800.UP.FTS.B, 25.5%, 4/11/27	1,492	1,467
L2924786.UP.FTS.B, 25.51%, 4/11/27	3,854	3,797
L2929203.UP.FTS.B, 25.67%, 4/11/27	12,386	12,196
FW2931488.UP.FTS.B, 25.84%, 4/11/27	2,485	2,443
L2930197.UP.FTS.B, 26.2%, 4/11/27	31,279	30,769
FW2928645.UP.FTS.B, 26.24%, 4/11/27	1,752	1,724
FW2930122.UP.FTS.B, 26.47%, 4/11/27	6,964	6,865
L2930852.UP.FTS.B, 26.51%, 4/11/27	4,582	4,508
FW2932003.UP.FTS.B, 26.57%, 4/11/27	7,324	7,214
FW2930544.UP.FTS.B, 27.01%, 4/11/27	3,150	3,106
FW2930638.UP.FTS.B, 27.26%, 4/11/27	13,388	13,200
FW2929129.UP.FTS.B, 27.27%, 4/11/27	10,233	10,090
FW2928866.UP.FTS.B, 27.4%, 4/11/27	4,932	4,863
FW2929101.UP.FTS.B, 27.56%, 4/11/27	886	874
FW2928485.UP.FTS.B, 27.66%, 4/11/27	3,169	3,125
FW2928012.UP.FTS.B, 28.41%, 4/11/27	3,539	3,492
FW2929560.UP.FTS.B, 28.47%, 4/11/27	20,290	9,115
FW2929635.UP.FTS.B, 30.45%, 4/11/27	715	706
FW2930995.UP.FTS.B, 30.73%, 4/11/27	1,693	1,671
FW2925607.UP.FTS.B, 30.77%, 4/11/27	1,695	874
FW2929924.UP.FTS.B, 30.77%, 4/11/27	901	888
FW2929033.UP.FTS.B, 30.91%, 4/11/27	3,083	3,042
FW2930708.UP.FTS.B, 30.94%, 4/11/27	717	708
FW2931261.UP.FTS.B, 30.94%, 4/11/27	2,282	2,254
FW2931670.UP.FTS.B, 31.06%, 4/11/27	1,664	1,643
FW2930285.UP.FTS.B, 31.11%, 4/11/27	2,743	196
FW2931962.UP.FTS.B, 31.16%, 4/11/27	779	768
FW2927833.UP.FTS.B, 31.18%, 4/11/27	980	968
FW2928577.UP.FTS.B, 31.19%, 4/11/27	784	774
FW2930781.UP.FTS.B, 31.2%, 4/11/27	852	841
FW2928856.UP.FTS.B, 31.24%, 4/11/27	1,765	1,744
FW2931445.UP.FTS.B, 31.47%, 4/11/27	3,229	459
FW2932028.UP.FTS.B, 31.51%, 4/11/27	8,164	8,072
FW2929182.UP.FTS.B, 32.25%, 4/11/27	19,653	19,423
L2934719.UP.FTS.B, 5.89%, 4/12/27	8,950	8,635
L2934939.UP.FTS.B, 5.94%, 4/12/27	6,712	6,494
L2934674.UP.FTS.B, 5.99%, 4/12/27	3,975	3,835
L2932966.UP.FTS.B, 6.09%, 4/12/27	1,180	1,140
L2934096.UP.FTS.B, 6.09%, 4/12/27	3,337	407
L2935839.UP.FTS.B, 6.13%, 4/12/27	3,030	2,924
L2933662.UP.FTS.B, 6.16%, 4/12/27	12,627	12,185
L2932593.UP.FTS.B, 6.74%, 4/12/27	3,561	3,437
L2932805.UP.FTS.B, 7.25%, 4/12/27	7,054	6,822
L2932516.UP.FTS.B, 8.41%, 4/12/27	1,940	1,898
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2933064.UP.FTS.B, 8.64%, 4/12/27	$21,804	$21,289
FW2933047.UP.FTS.B, 9.38%, 4/12/27	3,150	3,076
L2935039.UP.FTS.B, 9.98%, 4/12/27	3,497	3,435
L2935520.UP.FTS.B, 10.08%, 4/12/27	2,647	2,585
FW2934452.UP.FTS.B, 10.25%, 4/12/27	17,005	16,599
L2933292.UP.FTS.B, 10.46%, 4/12/27	9,536	9,317
L2934277.UP.FTS.B, 10.75%, 4/12/27	552	539
L2933170.UP.FTS.B, 10.92%, 4/12/27	13,127	5,168
FW2934988.UP.FTS.B, 11.01%, 4/12/27	8,454	8,248
L2935685.UP.FTS.B, 11.21%, 4/12/27	12,638	12,332
L2933802.UP.FTS.B, 11.46%, 4/12/27	16,137	15,746
L2934721.UP.FTS.B, 13.01%, 4/12/27	5,474	5,344
L2932728.UP.FTS.B, 13.07%, 4/12/27	2,944	2,874
L2932883.UP.FTS.B, 13.4%, 4/12/27	1,209	1,181
L2933032.UP.FTS.B, 13.49%, 4/12/27	10,600	10,352
L2934809.UP.FTS.B, 13.61%, 4/12/27	92	91
FW2932832.UP.FTS.B, 13.69%, 4/12/27	11,802	11,525
L2934338.UP.FTS.B, 13.77%, 4/12/27	4,969	4,852
FW2932546.UP.FTS.B, 13.93%, 4/12/27	7,621	1,551
L2926179.UP.FTS.B, 14%, 4/12/27	17,878	17,461
L2934323.UP.FTS.B, 14.05%, 4/12/27	2,099	2,051
FW2935078.UP.FTS.B, 14.1%, 4/12/27	1,798	1,757
FW2933775.UP.FTS.B, 14.2%, 4/12/27	4,953	357
L2934014.UP.FTS.B, 14.43%, 4/12/27	9,008	8,799
L2933672.UP.FTS.B, 14.48%, 4/12/27	942	921
FW2921409.UP.FTS.B, 14.51%, 4/12/27	1,758	1,718
L2933917.UP.FTS.B, 14.92%, 4/12/27	3,913	3,823
L2933149.UP.FTS.B, 14.95%, 4/12/27	3,492	1,467
L2934068.UP.FTS.B, 15.16%, 4/12/27	3,027	2,957
FW2935322.UP.FTS.B, 15.48%, 4/12/27	1,006	983
L2934951.UP.FTS.B, 15.65%, 4/12/27	787	770
FW2936086.UP.FTS.B, 15.83%, 4/12/27	3,073	3,031
L2933684.UP.FTS.B, 15.83%, 4/12/27	6,137	5,998
L2934824.UP.FTS.B, 16.29%, 4/12/27	3,863	3,811
FW2934062.UP.FTS.B, 16.46%, 4/12/27	5,981	5,898
L2934330.UP.FTS.B, 17.26%, 4/12/27	6,133	5,996
FW2928773.UP.FTS.B, 17.37%, 4/12/27	3,659	3,611
L2929039.UP.FTS.B, 17.51%, 4/12/27	2,452	2,419
FW2921340.UP.FTS.B, 18.08%, 4/12/27	4,191	4,132
FW2933519.UP.FTS.B, 18.13%, 4/12/27	5,611	5,536
L2933956.UP.FTS.B, 18.85%, 4/12/27	4,765	4,703
L2932813.UP.FTS.B, 19.07%, 4/12/27	7,592	7,458
FW2932660.UP.FTS.B, 19.24%, 4/12/27	13,350	13,174
FW2935930.UP.FTS.B, 19.97%, 4/12/27	5,069	5,003
L2934093.UP.FTS.B, 20.12%, 4/12/27	1,953	1,919
L2932535.UP.FTS.B, 20.15%, 4/12/27	4,578	4,497
L2934786.UP.FTS.B, 20.82%, 4/12/27	6,225	6,115
FW2932291.UP.FTS.B, 21.33%, 4/12/27	6,759	486
L2933315.UP.FTS.B, 21.57%, 4/12/27	3,532	3,488
L2934722.UP.FTS.B, 21.63%, 4/12/27	2,427	2,388
L2933448.UP.FTS.B, 21.75%, 4/12/27	1,080	1,062
FW2932542.UP.FTS.B, 22.3%, 4/12/27	10,252	10,090
L2935129.UP.FTS.B, 22.75%, 4/12/27	4,872	4,790
L2932952.UP.FTS.B, 23.13%, 4/12/27	3,306	3,253
L2933829.UP.FTS.B, 23.3%, 4/12/27	19,239	18,943
FW2929713.UP.FTS.B, 23.5%, 4/12/27	1,342	97
L2934363.UP.FTS.B, 23.59%, 4/12/27	4,676	4,604
L2933915.UP.FTS.B, 23.94%, 4/12/27	4,928	4,847

128	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2933926.UP.FTS.B, 24.54%, 4/12/27	$18,482	$18,209
L2932713.UP.FTS.B, 24.66%, 4/12/27	9,829	9,662
L2934015.UP.FTS.B, 24.74%, 4/12/27	742	53
FW2934105.UP.FTS.B, 25.03%, 4/12/27	30,938	30,488
L2934475.UP.FTS.B, 25.05%, 4/12/27	619	609
L2934307.UP.FTS.B, 25.18%, 4/12/27	992	977
L2934790.UP.FTS.B, 25.21%, 4/12/27	2,172	2,137
L2933613.UP.FTS.B, 25.31%, 4/12/27	1,578	1,555
L2934270.UP.FTS.B, 25.32%, 4/12/27	869	856
L2933656.UP.FTS.B, 25.33%, 4/12/27	1,368	1,348
L2935106.UP.FTS.B, 25.47%, 4/12/27	1,057	1,042
L2931662.UP.FTS.B, 25.5%, 4/12/27	4,301	4,240
FW2932553.UP.FTS.B, 25.61%, 4/12/27	2,056	288
FW2933530.UP.FTS.B, 25.87%, 4/12/27	1,211	1,193
L2935140.UP.FTS.B, 25.88%, 4/12/27	1,998	1,970
FW2932828.UP.FTS.B, 26.03%, 4/12/27	2,249	2,217
L2932763.UP.FTS.B, 26.08%, 4/12/27	3,311	1,497
FW2932450.UP.FTS.B, 26.13%, 4/12/27	2,063	2,034
L2933446.UP.FTS.B, 26.13%, 4/12/27	5,314	5,240
FW2934761.UP.FTS.B, 26.44%, 4/12/27	4,075	4,018
FW2933474.UP.FTS.B, 27.39%, 4/12/27	2,243	2,212
FW2934024.UP.FTS.B, 28.16%, 4/12/27	31,535	2,273
FW2932900.UP.FTS.B, 30.82%, 4/12/27	2,280	2,253
FW2932657.UP.FTS.B, 30.91%, 4/12/27	848	837
FW2933070.UP.FTS.B, 30.98%, 4/12/27	777	767
FW2935536.UP.FTS.B, 31.03%, 4/12/27	547	540
FW2933622.UP.FTS.B, 31.07%, 4/12/27	2,580	2,548
FW2932838.UP.FTS.B, 31.12%, 4/12/27	875	863
FW2935340.UP.FTS.B, 31.15%, 4/12/27	1,032	1,019
FW2934816.UP.FTS.B, 31.17%, 4/12/27	5,799	2,630
FW2932550.UP.FTS.B, 31.41%, 4/12/27	5,762	5,694
FW2934482.UP.FTS.B, 31.52%, 4/12/27	5,184	5,119
L2932935.UP.FTS.B, 7.41%, 4/15/27	10,261	9,908
L2931980.UP.FTS.B, 10.2%, 4/15/27	6,610	478
FW2928215.UP.FTS.B, 17.86%, 4/15/27	3,177	3,133
L2929869.UP.FTS.B, 25.51%, 4/15/27	3,929	3,873
L2933178.UP.FTS.B, 12.88%, 4/16/27	3,776	3,687
FW2921283.UP.FTS.B, 27.6%, 4/16/27	1,970	1,943
L2929271.UP.FTS.B, 8.07%, 4/19/27	18,640	18,005
FW2111536.UP.FTS.B , 24.67%, 4/24/27	6,229	3,873
L2112103.UP.FTS.B , 24.86%, 4/24/27	3,189	3,135
FW2110882.UP.FTS.B , 25.83%, 4/24/27	4,924	4,859
FW2112451.UP.FTS.B , 30.73%, 4/24/27	1,197	772
L2931611.UP.FTS.B , 20.6%, 4/26/27	10,063	9,927
L2930990.UP.FTS.B, 23.44%, 4/26/27	6,706	6,594
L2262094.UP.FTS.B, 15.17%, 5/16/27	2,737	2,662
L2266091.UP.FTS.B, 16.62%, 5/16/27	5,290	3,325
L2264467.UP.FTS.B, 18.83%, 5/16/27	14,751	14,413
FW2266413.UP.FTS.B, 21.62%, 5/16/27	10,208	725
L2264897.UP.FTS.B, 22.07%, 5/16/27	7,623	1,639
FW2262937.UP.FTS.B, 29.28%, 5/16/27	3,387	3,345
FW2266925.UP.FTS.B, 31.22%, 5/16/27	12,338	12,165
L2268700.UP.FTS.B, 9.56%, 5/17/27	2,205	2,143
FW2269695.UP.FTS.B, 16.79%, 5/17/27	5,584	3,395
L2267939.UP.FTS.B, 17.47%, 5/17/27	1,560	1,533
L2267967.UP.FTS.B, 19.43%, 5/17/27	11,047	10,874
L2269383.UP.FTS.B, 23.1%, 5/17/27	2,388	2,345
L2267445.UP.FTS.B, 24.36%, 5/17/27	7,379	7,254
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2269335.UP.FTS.B, 24.65%, 5/17/27	$1,569	$1,545
FW2269543.UP.FTS.B, 24.98%, 5/17/27	7,265	7,146
L2269566.UP.FTS.B, 25.42%, 5/17/27	2,980	2,926
L2267258.UP.FTS.B, 25.45%, 5/17/27	3,395	489
FW2263763.UP.FTS.B, 30.01%, 5/28/27	6,958	493
L2270069.UP.FTS.B, 9.27%, 6/01/27	4,267	4,146
L2473231.UP.FTS.B, 11.36%, 6/20/27	3,513	3,412
L2474789.UP.FTS.B, 13.64%, 6/20/27	14,142	13,748
L2472806.UP.FTS.B, 24.05%, 6/20/27	8,102	7,984
L2474417.UP.FTS.B, 25.31%, 6/20/27	2,279	1,422
L2471756.UP.FTS.B, 26.47%, 6/20/27	706	446
L2475015.UP.FTS.B, 27.6%, 6/20/27	4,792	696
L2441819.UP.FTS.B, 8.4%, 6/21/27	7,444	542
FW2478138.UP.FTS.B, 20.35%, 6/21/27	12,335	12,124
L2441362.UP.FTS.B, 20.97%, 6/21/27	3,135	3,078
L2480153.UP.FTS.B, 24.26%, 6/21/27	858	543
L2480361.UP.FTS.B, 25.41%, 6/21/27	11,870	7,397
FW2476973.UP.FTS.B, 28.09%, 6/21/27	1,449	1,434
FW2476585.UP.FTS.B, 28.45%, 6/21/27	3,626	3,582
FW2479731.UP.FTS.B, 10.13%, 7/06/27	10,304	3,828
L2657584.UP.FTS.B, 25.37%, 7/18/27	5,620	1,274
L2656455.UP.FTS.B, 11.03%, 7/27/27	10,922	10,585
L2783088.UP.FTS.B, 8.03%, 8/14/27	7,024	585
L2786749.UP.FTS.B, 9.46%, 8/14/27	6,658	792
L2779827.UP.FTS.B, 9.72%, 8/14/27	7,195	7,020
FW2780382.UP.FTS.B, 10.8%, 8/14/27	2,881	2,811
L2784551.UP.FTS.B, 11.17%, 8/14/27	34,279	33,489
L2755118.UP.FTS.B , 12.3%, 8/14/27	6,952	6,779
L2785893.UP.FTS.B, 13.78%, 8/14/27	1,313	497
FW2785433.UP.FTS.B, 14.35%, 8/14/27	4,398	4,291
L2784886.UP.FTS.B, 14.47%, 8/14/27	6,258	6,099
L2790181.UP.FTS.B, 14.49%, 8/14/27	11,537	835
L2787335.UP.FTS.B, 15.22%, 8/14/27	1,796	1,756
L2787854.UP.FTS.B, 15.85%, 8/14/27	1,973	1,944
L2782699.UP.FTS.B, 16.54%, 8/14/27	16,586	16,226
L2785121.UP.FTS.B, 16.67%, 8/14/27	16,893	6,725
FW2783637.UP.FTS.B, 16.93%, 8/14/27	6,352	826
L2780752.UP.FTS.B, 17.46%, 8/14/27	24,556	24,192
L2784632.UP.FTS.B, 17.63%, 8/14/27	4,772	4,660
L2784502.UP.FTS.B, 17.69%, 8/14/27	15,955	1,153
FW2780686.UP.FTS.B, 18.04%, 8/14/27	721	705
L2781142.UP.FTS.B , 18.71%, 8/14/27	4,656	1,843
L2784145.UP.FTS.B, 19.03%, 8/14/27	3,769	3,709
L2780510.UP.FTS.B, 19.3%, 8/14/27	18,215	18,002
L2780702.UP.FTS.B, 19.32%, 8/14/27	13,601	13,376
L2780974.UP.FTS.B, 19.58%, 8/14/27	7,091	509
L2785354.UP.FTS.B, 19.65%, 8/14/27	2,635	2,594
FW2782056.UP.FTS.B, 19.7%, 8/14/27	5,180	5,099
L2790185.UP.FTS.B, 19.71%, 8/14/27	7,764	—
L2782244.UP.FTS.B, 19.84%, 8/14/27	3,607	1,465
L2790430.UP.FTS.B, 20.37%, 8/14/27	16,375	1,172
L2782188.UP.FTS.B, 20.46%, 8/14/27	9,438	9,264
FW2788480.UP.FTS.B, 20.56%, 8/14/27	4,016	3,953
FW2786123.UP.FTS.B, 20.87%, 8/14/27	2,008	1,975
L2782941.UP.FTS.B, 21.84%, 8/14/27	2,021	1,988
FW2785231.UP.FTS.B, 21.88%, 8/14/27	8,470	702
FW2785285.UP.FTS.B, 22%, 8/14/27	8,313	1,081
FW2753534.UP.FTS.B, 22.82%, 8/14/27	8,295	589

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	129

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2781557.UP.FTS.B, 22.9%, 8/14/27	$37,021	$5,109
L2785540.UP.FTS.B, 22.99%, 8/14/27	3,315	1,403
L2784944.UP.FTS.B, 23.08%, 8/14/27	19,296	1,380
FW2788561.UP.FTS.B, 23.46%, 8/14/27	6,151	449
L2761176.UP.FTS.B , 23.49%, 8/14/27	4,264	1,723
L2782866.UP.FTS.B, 24.04%, 8/14/27	7,496	7,410
FW2789810.UP.FTS.B, 24.24%, 8/14/27	1,418	624
FW2780321.UP.FTS.B, 24.37%, 8/14/27	4,215	4,154
L2781314.UP.FTS.B, 24.73%, 8/14/27	8,373	8,282
FW2784538.UP.FTS.B, 24.77%, 8/14/27	3,682	3,640
FW2780263.UP.FTS.B, 25%, 8/14/27	3,049	3,009
L2782686.UP.FTS.B, 25%, 8/14/27	11,311	11,172
FW2780348.UP.FTS.B, 25.03%, 8/14/27	4,148	903
L2788622.UP.FTS.B, 25.12%, 8/14/27	5,842	5,766
L2782121.UP.FTS.B, 25.17%, 8/14/27	6,203	860
L2780085.UP.FTS.B, 25.23%, 8/14/27	1,107	1,091
L2790763.UP.FTS.B, 25.24%, 8/14/27	33,908	14,741
L2781090.UP.FTS.B, 25.39%, 8/14/27	1,198	518
FW2786974.UP.FTS.B, 25.42%, 8/14/27	2,189	2,161
L2762162.UP.FTS.B, 25.46%, 8/14/27	798	57
L2780799.UP.FTS.B, 25.48%, 8/14/27	14,901	14,684
L2784786.UP.FTS.B, 25.48%, 8/14/27	19,712	19,449
L2771933.UP.FTS.B, 25.49%, 8/14/27	1,258	1,240
L2782131.UP.FTS.B, 25.51%, 8/14/27	12,073	11,912
FW2780856.UP.FTS.B, 25.75%, 8/14/27	16,961	—
L2783948.UP.FTS.B, 25.78%, 8/14/27	3,760	271
FW2783121.UP.FTS.B, 26.17%, 8/14/27	3,776	3,737
FW2784157.UP.FTS.B, 26.28%, 8/14/27	37,300	—
FW2784070.UP.FTS.B, 26.88%, 8/14/27	13,662	5,910
FW2780366.UP.FTS.B, 27.22%, 8/14/27	2,593	2,568
FW2788769.UP.FTS.B, 27.54%, 8/14/27	15,326	15,130
L2786514.UP.FTS.B, 27.96%, 8/14/27	1,661	119
FW2781808.UP.FTS.B, 28.36%, 8/14/27	8,125	1,166
FW2787016.UP.FTS.B, 28.75%, 8/14/27	12,131	11,580
FW2773545.UP.FTS.B, 29.8%, 8/14/27	1,402	1,384
FW2784677.UP.FTS.B, 29.98%, 8/14/27	893	887
FW2787766.UP.FTS.B, 30.16%, 8/14/27	4,402	1,005
FW2786761.UP.FTS.B, 30.87%, 8/14/27	1,713	1,698
FW2788878.UP.FTS.B, 30.91%, 8/14/27	2,143	2,117
FW2787940.UP.FTS.B, 31.09%, 8/14/27	6,682	2,894
FW2784788.UP.FTS.B, 31.17%, 8/14/27	5,663	5,608
FW2784384.UP.FTS.B, 31.2%, 8/14/27	1,797	127
FW2783557.UP.FTS.B, 31.23%, 8/14/27	2,595	373
FW2780086.UP.FTS.B, 33.32%, 8/14/27	2,299	2,286
FW2788584.UP.FTS.B, 22.8%, 8/16/27	8,673	8,531
L2785554.UP.FTS.B, 23.22%, 8/16/27	9,647	9,461
L2789273.UP.FTS.B, 25.66%, 8/17/27	2,402	322
L2788641.UP.FTS.B, 8.88%, 8/18/27	5,142	5,019
FW2779874.UP.FTS.B, 16.55%, 8/19/27	6,236	6,133
L2789222.UP.FTS.B, 25.36%, 8/20/27	1,153	705
FW2788124.UP.FTS.B, 28.64%, 8/20/27	7,655	4,764
L1890828.UP.FTS.B, 25.46%, 8/21/27	3,143	227
FW2784943.UP.FTS.B, 17.86%, 8/22/27	8,312	1,091
L2743727.UP.FTS.B, 16.97%, 8/25/27	4,080	540
FW2789146.UP.FTS.B, 27.73%, 8/25/27	3,303	3,277
L2785637.UP.FTS.B, 11.46%, 8/28/27	3,897	3,792
L2786029.UP.FTS.B, 11.5%, 8/28/27	562	553
L2782423.UP.FTS.B, 18.4%, 8/28/27	9,622	9,493
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2786225.UP.FTS.B, 19.38%, 8/28/27	$10,393	$10,217
L2785536.UP.FTS.B, 27.43%, 8/28/27	12,077	11,961
FW2786209.UP.FTS.B, 30.73%, 8/28/27	974	963
FW2786834.UP.FTS.B, 31.16%, 8/28/27	4,494	4,327
L2929885.UP.FTS.B, 11.42%, 9/11/27	25,824	25,191
L2927750.UP.FTS.B, 13.53%, 9/11/27	4,788	4,664
L2931559.UP.FTS.B, 14.36%, 9/11/27	30,432	11,351
L2931231.UP.FTS.B, 16.75%, 9/11/27	15,588	5,846
L2930149.UP.FTS.B, 17.22%, 9/11/27	6,877	6,706
FW2928255.UP.FTS.B, 19.6%, 9/11/27	4,571	131
L2928998.UP.FTS.B, 20.3%, 9/11/27	14,860	703
FW2928720.UP.FTS.B, 21.08%, 9/11/27	42,951	—
L2929537.UP.FTS.B, 22.4%, 9/11/27	15,756	15,500
L2929679.UP.FTS.B, 24.13%, 9/11/27	28,713	876
FW2928927.UP.FTS.B, 24.56%, 9/11/27	8,696	3,783
L2928512.UP.FTS.B, 24.85%, 9/11/27	7,484	7,360
L2931522.UP.FTS.B, 25.34%, 9/11/27	9,874	9,753
L2929019.UP.FTS.B, 25.49%, 9/11/27	2,494	2,456
L2930287.UP.FTS.B, 26.84%, 9/11/27	14,130	1,024
FW2928696.UP.FTS.B, 27.59%, 9/11/27	3,209	3,158
FW2929228.UP.FTS.B, 27.79%, 9/11/27	8,290	8,146
FW2929186.UP.FTS.B, 28.7%, 9/11/27	3,033	2,994
FW2927928.UP.FTS.B, 29.77%, 9/11/27	892	883
FW2931217.UP.FTS.B, 29.81%, 9/11/27	8,283	595
FW2930626.UP.FTS.B, 30.39%, 9/11/27	310	305
FW2929535.UP.FTS.B, 30.91%, 9/11/27	27,184	26,854
FW2928155.UP.FTS.B, 30.92%, 9/11/27	1,972	—
FW2935338.UP.FTS.B, 9.15%, 9/12/27	33,090	2,399
L2932384.UP.FTS.B, 13.22%, 9/12/27	2,162	2,107
L2932973.UP.FTS.B, 16.22%, 9/12/27	2,174	2,117
L2934264.UP.FTS.B, 17.04%, 9/12/27	4,304	4,235
L2930904.UP.FTS.B, 17.31%, 9/12/27	18,259	—
FW2933357.UP.FTS.B, 24.77%, 9/12/27	2,279	2,247
L2934017.UP.FTS.B, 25.27%, 9/12/27	1,437	104
L2935062.UP.FTS.B, 25.37%, 9/12/27	2,390	2,356
L2933216.UP.FTS.B, 25.44%, 9/12/27	2,617	190
FW2932656.UP.FTS.B, 27.65%, 9/12/27	2,051	2,019
FW2928392.UP.FTS.B, 12.26%, 9/14/27	31,510	30,657
L2935437.UP.FTS.B, 23.88%, 9/14/27	6,719	6,592
L2909526.UP.FTS.B, 16.64%, 9/15/27	4,444	4,329
FW2932783.UP.FTS.B, 31.23%, 9/18/27	8,759	8,690
FW2930646.UP.FTS.B, 15.55%, 9/19/27	3,339	1,911
L2932135.UP.FTS.B, 10.91%, 9/22/27	13,683	13,308
L2109723.UP.FTS.B, 14.71%, 9/24/27	24,391	14,769
L2111342.UP.FTS.B , 25.1%, 9/24/27	1,426	322
L2927958.UP.FTS.B, 15.19%, 9/26/27	10,607	10,317
L2931286.UP.FTS.B, 24.62%, 9/26/27	14,296	14,036
L2262515.UP.FTS.B, 23.26%, 10/16/27	33,094	1,386
FW2266529.UP.FTS.B, 27.38%, 10/16/27	4,955	4,878
FW2265508.UP.FTS.B, 30.96%, 10/16/27	2,369	1,383
FW2268177.UP.FTS.B, 20.82%, 10/17/27	2,200	2,159
FW2269400.UP.FTS.B, 29.19%, 10/17/27	3,921	2,494
FW2269705.UP.FTS.B, 29.7%, 10/17/27	3,430	3,383
FW2471006.UP.FTS.B, 31.15%, 11/20/27	1,106	1,092
FW2476186.UP.FTS.B, 6.33%, 11/21/27	12,864	12,346
L2476700.UP.FTS.B, 8.05%, 11/21/27	1,524	1,491
FW2656738.UP.FTS.B, 26.73%, 12/18/27	6,891	6,792
FW2657050.UP.FTS.B, 31.21%, 12/18/27	2,758	2,726

130	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2782861.UP.FTS.B, 13%, 1/14/28	$1,616	$1,576
L2781842.UP.FTS.B, 17.01%, 1/14/28	5,079	370
L2784927.UP.FTS.B, 20.04%, 1/14/28	1,948	1,920
FW2787933.UP.FTS.B, 20.81%, 1/14/28	555	547
L2781510.UP.FTS.B, 21.9%, 1/14/28	3,152	1,364
FW2780403.UP.FTS.B, 28.18%, 1/14/28	3,457	3,367
FW2789113.UP.FTS.B , 34.45%, 1/14/28	10,856	10,605
FW2779683.UP.FTS.B, 24.26%, 1/16/28	29,501	28,793
L2786161.UP.FTS.B, 25.2%, 1/20/28	3,305	3,240
L2771055.UP.FTS.B, 19.91%, 1/21/28	4,891	2,839
L2785139.UP.FTS.B, 21.47%, 1/21/28	6,593	6,393
L2931697.UP.FTS.B, 18.04%, 2/11/28	12,634	12,407
FW2931871.UP.FTS.B, 28.6%, 2/11/28	14,472	1,945
L2016976.UP.FTS.B, 17.93%, 11/10/28	2,467	2,392
L2471413.UP.FTS.B, 14.77%, 1/20/29	17,547	17,105
L2474231.UP.FTS.B, 18.07%, 1/20/29	6,804	6,611
L2475358.UP.FTS.B, 19.49%, 1/20/29	4,413	4,291
L2470272.UP.FTS.B, 21.01%, 1/20/29	4,489	4,368
L2473102.UP.FTS.B, 23.59%, 1/20/29	4,683	2,572
L2477875.UP.FTS.B, 11.39%, 1/21/29	6,762	6,579
L2480052.UP.FTS.B, 11.51%, 1/21/29	1,445	1,406
L2476569.UP.FTS.B, 12.1%, 1/21/29	7,136	6,947
L2478078.UP.FTS.B, 21.42%, 1/21/29	4,231	4,126
L2479722.UP.FTS.B, 22.71%, 1/21/29	4,256	4,148
L2478021.UP.FTS.B, 24.55%, 1/21/29	7,690	7,323
L2481996.UP.FTS.B, 25.8%, 1/21/29	1,165	1,139
L2476521.UP.FTS.B, 26.04%, 1/21/29	710	679
L2784369.UP.FTS.B, 25.66%, 3/14/29	1,497	106
L2783362.UP.FTS.B, 25.93%, 3/14/29	1,276	1,250
L2893504.UP.FTS.B, 25.96%, 4/11/29	311	304
L2927882.UP.FTS.B, 26.42%, 4/11/29	3,653	3,573
L2928275.UP.FTS.B, 26.91%, 4/11/29	3,040	2,967
L2472122.UP.FTS.B, 18.59%, 6/20/29	3,384	3,272
L2476782.UP.FTS.B, 26.59%, 6/21/29	2,158	152
L2781565.UP.FTS.B, 27%, 8/14/29	2,508	506
L2928953.UP.FTS.B, 25.86%, 9/11/29	2,576	2,462
L1878535.UP.FTS.B, 15.12%, 10/27/34	175	74
L2266042.UP.FTS.B, 17.15%, 12/16/34	101	88
FW2269010.UP.FTS.B, 16.43%, 12/17/34	565	380
FW2269631.UP.FTS.B, 28.28%, 12/17/34	252	219
L2475664.UP.FTS.B, 9.31%, 1/20/35	157	155
FW2471736.UP.FTS.B, 17.65%, 1/20/35	94	92
L2475291.UP.FTS.B, 22.47%, 1/20/35	61	60
FW2471424.UP.FTS.B, 26.66%, 1/20/35	124	123
FW2473893.UP.FTS.B, 26.7%, 1/20/35	42	42
L2477325.UP.FTS.B, 5.03%, 1/21/35	1,302	1,289
FW2481417.UP.FTS.B, 5.45%, 1/21/35	1,350	1,288
L2480101.UP.FTS.B, 5.52%, 1/21/35	105	104
L2477182.UP.FTS.B, 5.56%, 1/21/35	45	45
FW2476655.UP.FTS.B, 6.3%, 1/21/35	363	359
L2480190.UP.FTS.B, 6.98%, 1/21/35	183	181
L2479650.UP.FTS.B, 7.87%, 1/21/35	127	126
FW2478471.UP.FTS.B, 9.25%, 1/21/35	126	125
L2475861.UP.FTS.B, 9.49%, 1/21/35	304	300
L2476979.UP.FTS.B, 9.95%, 1/21/35	366	328
L2480429.UP.FTS.B, 10.33%, 1/21/35	109	108
L2477601.UP.FTS.B, 10.36%, 1/21/35	65	62
L2480719.UP.FTS.B, 10.39%, 1/21/35	320	316
	Principal
Description	Amount	Value

Upstart Network, Inc. (continued)
L2478459.UP.FTS.B, 12.7%, 1/21/35	$507	$129
L2479789.UP.FTS.B, 13.9%, 1/21/35	327	323
L2478515.UP.FTS.B, 17.23%, 1/21/35	505	499
FW2475769.UP.FTS.B, 19.11%, 1/21/35	195	193
FW2477321.UP.FTS.B, 21.33%, 1/21/35	69	68
FW2476942.UP.FTS.B, 24.18%, 1/21/35	339	322
FW2475936.UP.FTS.B, 29.09%, 1/21/35	433	393
		7,673,315
Total Marketplace Loans (Cost 56,719,698)		$51,407,861

aThe rate shown represents the yield at period end.

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2024

Franklin Limited Duration Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$409,838,490
Cost - Non-controlled affiliates (Note 5c)	11,532,360
Value - Unaffiliated issuers	$393,436,314
Value - Non-controlled affiliates (Note 5c)	11,532,360
Cash	4,783,079
Receivables:
Investment securities sold	1,042,543
Dividends and interest	4,340,782
Deposits with brokers for:
TBA transactions (Note 1c)	300,000
Reverse repurchase agreements (Note 4)	250,000
Unrealized appreciation on unfunded loan commitments (Note 9)	964
Total assets	415,686,042
Liabilities:
Payables:
Investment securities purchased	1,464,237
Payable for purchases of TBA securities (Note 1c)	24,663,267
Credit facility (Note 3)	97,500,000
Management fees	243,015
Trustees’ fees and expenses	129
Accrued interest (Note 3)	421,877
Reverse repurchase agreements (Note 4)	10,494,333
Accrued expenses and other liabilities	498,675
Total liabilities	135,285,533
Net assets, at value	$280,400,509
Net assets consist of:
Paid-in capital	$351,528,196
Total distributable earnings (losses)	(71,127,687)
Net assets, at value	$280,400,509
Shares outstanding	40,405,374
Net asset value per share[a]	$6.94

aNet asset value per share may not recalculate due to rounding.

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2024

Franklin Limited Duration Income Trust
Investment income:
Dividends:
Unaffiliated issuers	$76,215
Non-controlled affiliates (Note 5c)	464,299
Interest:
Unaffiliated issuers	36,460,178
Total investment income	37,000,692
Expenses:
Management fees (Note 5a)	2,872,698
Transfer agent fees	44,689
Reports to shareholders fees	115,973
Registration and filing fees	22,500
Professional fees	255,270
Trustees’ fees and expenses	3,234
Marketplace lending fees (Note 1f)	1,211,156
Interest expense (Note 3 & 4)	6,576,938
Other	163,370
Total expenses	11,265,828
Expenses waived/paid by affiliates (Note 5c)	(34,050)
Net expenses	11,231,778
Net investment income	25,768,914
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(8,031,303)
Foreign currency transactions	(281)
TBA sale commitments	1,150
Net realized gain (loss)	(8,030,434)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,281,862
Unfunded loan commitments (Note 9)	964
Net change in unrealized appreciation (depreciation)	2,282,826
Net realized and unrealized gain (loss)	(5,747,608)
Net increase (decrease) in net assets resulting from operations	$20,021,306

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Limited Duration Income Trust
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$25,768,914	$26,242,599
Net realized gain (loss)	(8,030,434)	(20,405,837)
Net change in unrealized appreciation (depreciation)	2,282,826	27,710,021
Net increase (decrease) in net assets resulting from operations	20,021,306	33,546,783
Distributions to shareholders	(20,501,755)	(16,487,665)
Distributions to shareholders from tax return of capital	(9,317,411)	(12,179,948)
Total distributions to shareholders	(29,819,166)	(28,667,613)
Net increase (decrease) in net assets	(9,797,860)	4,879,170
Net assets:
Beginning of year	290,198,369	285,319,199
End of year	$280,400,509	$290,198,369

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Cash Flows

for the year ended December 31, 2024

Franklin Limited Duration Income Trust
Cash flow from operating activities:
Dividends, interest and other income received	$35,900,936
Operating expenses paid	(4,654,531)
Interest expense paid	(6,635,736)
Deposits from brokers	(1,271,000)
Realized loss on foreign currency transactions	(281)
Purchases of long-term investments	(447,126,970)
Sales and maturities of long-term investments	458,569,729
Net purchases of short-term investments	(1,157,869)
Cash provided - operating activities	33,624,278
Cash flow from financing activities:
Net change in reverse repurchase agreements	(1,841,471)
Cash distributions to shareholders	(29,819,166)
Cash used financing activities	(31,660,637)
Net increase (decrease) in cash	1,963,641
Cash at beginning of year	2,819,438
Cash at end of year	$4,783,079
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash Provided by Operating Activities
for the year ended December 31, 2024
Net increase (decrease) in net assets resulting from operating activities	$20,021,306
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income	(662,008)
Reinvested dividends from non-controlled affiliates	(464,299)
Interest received in the form of securities	(294,570)
Decrease in dividends and interest receivable and other assets	615,691
Decrease in interest payable	(58,798)
Decrease in deposits from brokers	(1,271,000)
Increase in payable to affiliates, accrued expenses, and other liabilities	309
Decrease in payable for investments purchased	(376,647)
Increase in receivable for investments sold	(684,563)
Decrease in cost of investments	19,080,719
Increase in unrealized appreciation on investments.	(2,281,862)
Net cash provided by operating activities	$33,624,278

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FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial

Services Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Forward Commitment or Delayed Delivery Basis and TBA Basis

The Fund may purchase securities on a when-issued, forward commitment or delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Marketplace Lending

The Fund invests in loans obtained through marketplace lending. Marketplace lending, sometimes referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt financing. Prospective borrowers are required to provide certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status. Based on this and other information, the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform then posts the borrowing requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and expected yields of the loans, the borrower background data, and the credit rating assigned by the platform.

When the Fund invests in these loans, it usually purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in a loan, would be entitled to receive payment only from the borrower and would not be able to recover any deficiency from the platform, except under very narrow circumstances. The loans in which the Fund may invest are unsecured.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

h. Security Transactions, Investment Income,Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

h. Security Transactions, Investment Income, Expenses and Distributions (continued)

fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex dividend date. The Fund employs a managed distribution policy whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to distribute $0.0615 per share monthly. The Fund’s distribution level may be changed by the Board in the future. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

i. Accounting Estimates

The preparation of financial statements in accordance with

U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2024, there were an unlimited number of shares authorized (without par value).

Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the years ended December 31, 2024 and 2023, there were no shares repurchased.

3. Credit Facility

The Fund participates in a revolving senior secured margin loan agreement (Credit Facility) with The Bank of New York Mellon (BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.

Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

3. Credit Facility (continued)

At December 31, 2024, the Fund had outstanding borrowings of $97,500,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended December 31, 2024, were $97,500,000 and 5.93%, respectively.

4. Reverse Repurchase Agreements

The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund. This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.

The remaining contractual maturity of the repurchase agreements totaling $10,497,291 are up to 30 days.

The Fund pledged securities as collateral valued at $11,878,876 which have been identified on the Schedule of Investments. Any cash collateral that has been delivered to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a receivable for deposits with brokers for reverse repurchase agreements on the Statement of Assets and Liabilities.

For the year ended December 31, 2024, the average borrowings and the average interest rate were $11,844,726 and 5.8%, respectively.

5. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager

a. Management Fees

The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.

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5. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin Limited Duration Income Trust
Non-ControlledAffiliates
								Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183%	$9,910,192	$142,294,828	$(140,672,660)	$—	$—	$11,532,360	11,532,360	$464,299
Total Affiliated Securities	$9,910,192	$142,294,828	$(140,672,660)	$—	$—	$11,532,360		$464,299

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At December 31, 2024, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$6,148,129
Long term	47,692,436
Total capital loss carryforwards	$53,840,565

During the year ended December 31, 2024, the Fund utilized $208,131 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the Fund deferred late-year ordinary losses of $232.

The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$20,501,755	$16,487,665
Return of capital	9,317,411	12,179,948
	$29,819,166	$28,667,613

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6. Income Taxes (continued)

At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$411,893,740
Unrealized appreciation	$5,061,454
Unrealized depreciation	(22,349,308)
Net unrealized appreciation (depreciation)	$(17,287,854)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, payments-in-kind and bond discounts and premiums.

7. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated $446,750,323 and $463,562,065, respectively.

8. Credit Risk and Defaulted Securities

At December 31, 2024, the Fund had 75.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2024, the aggregate value of these securities represents less than 0.1% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.

9. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.

At December 31, 2024, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin Limited Duration Income Trust
June Purchaser LLC	$70,055
Signia Aerospace LLC	22,706
$92,761

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

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10. Fair Value Measurements (continued)

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Hotels, Restaurants & Leisure	$—	$1,060	$—	$1,060
Metals & Mining	128,613	—	—	128,613
Oil, Gas & Consumable Fuels	5,422	125,975	—	131,397
Pharmaceuticals	279,233	—	—	279,233
Specialty Retail	—	—	—[a]	—
Preferred Stocks	—	6,057	—	6,057
Corporate Bonds:
Aerospace & Defense	—	2,387,936	—	2,387,936
Automobile Components	—	4,018,464	—	4,018,464
Automobiles	—	1,262,879	—	1,262,879
Biotechnology	—	1,289,156	—	1,289,156
Broadline Retail	—	1,155,879	—	1,155,879
Building Products	—	5,048,373	—	5,048,373
Capital Markets	—	1,487,760	—	1,487,760
Chemicals	—	7,641,260	—[a]	7,641,260
Commercial Services & Supplies	—	6,007,929	—	6,007,929
Construction & Engineering	—	381,760	—	381,760
Consumer Finance	—	5,414,914	—	5,414,914
Consumer Staples Distribution & Retail	—	717,133	—	717,133
Containers & Packaging	—	5,667,302	—	5,667,302
Distributors	—	1,237,975	—	1,237,975
Diversified Consumer Services	—	1,220,297	—	1,220,297
Diversified REITs	—	2,238,191	—	2,238,191
Diversified Telecommunication Services	—	1,923,398	—	1,923,398
Electric Utilities	—	2,977,037	—	2,977,037
Electrical Equipment	—	1,228,178	—	1,228,178
Electronic Equipment, Instruments & Components	—	1,233,470	—	1,233,470
Energy Equipment & Services	—	4,095,841	—	4,095,841
Entertainment	—	1,144,189	—	1,144,189
Financial Services	—	6,803,871	—	6,803,871
Food Products	—	1,865,315	—	1,865,315
Ground Transportation	—	2,478,419	—	2,478,419
Health Care Equipment & Supplies	—	1,535,769	—	1,535,769
Health Care Providers & Services	—	5,313,771	—	5,313,771
Hotel & Resort REITs	—	1,815,068	—	1,815,068
Hotels, Restaurants & Leisure	—	11,132,930	—[a]	11,132,930
Household Durables	—	3,541,101	—	3,541,101
Household Products	—	371,903	—	371,903

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10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Independent Power and Renewable Electricity Producers	$—	$3,175,486	$—	$3,175,486
Insurance	—	3,354,949	—	3,354,949
IT Services	—	2,653,143	—	2,653,143
Life Sciences Tools & Services	—	702,036	—	702,036
Machinery	—	4,083,295	—	4,083,295
Media	—	5,957,041	—	5,957,041
Metals & Mining	—	3,448,988	—	3,448,988
Mortgage Real Estate Investment Trusts (REITs)	—	1,303,319	—	1,303,319
Oil, Gas & Consumable Fuels	—	17,321,426	—[a]	17,321,426
Paper & Forest Products	—	355,719	—	355,719
Passenger Airlines	—	1,133,122	—	1,133,122
Personal Care Products	—	610,348	—	610,348
Pharmaceuticals	—	1,419,385	—	1,419,385
Real Estate Management & Development	—	1,344,986	—	1,344,986
Software	—	2,976,143	—	2,976,143
Specialized REITs	—	1,022,512	—	1,022,512
Specialty Retail	—	1,311,931	—	1,311,931
Textiles, Apparel & Luxury Goods	—	747,065	—	747,065
Trading Companies & Distributors	—	3,468,876	—	3,468,876
Wireless Telecommunication Services	—	2,482,898	1,192	2,484,090
Senior Floating Rate Interests	—	117,437,162	—	117,437,162
Marketplace Loans	—	—	51,407,861	51,407,861
Asset-Backed Securities	—	27,525,163	—	27,525,163
Commercial Mortgage-Backed Securities	—	1,244,874	—	1,244,874
Mortgage-Backed Securities	—	41,381,051	—	41,381,051
Municipal Bonds	—	382,515	—	382,515
Escrows and Litigation Trusts	—	—	—[a]	—
Short Term Investments	11,532,360	—	—	11,532,360
Total Investments in Securities	$11,945,628	$341,613,993	$51,409,053	$404,968,674
Other Financial Instruments:
Unfunded Loan Commitments	$—	$964	$—	$964
Total Other Financial Instruments	$—	$964	$—	$964
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$10,494,333	$—	$10,494,333
Total Other Financial Instruments	$—	$10,494,333	$—	$10,494,333

aIncludes financial instruments determined to have no value.

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10. Fair Value Measurements (continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2024, the reconciliation is as follows:

	Balance at Beginning of Year	Purchases[a]	Sales[b]	Transfer Into Level 3[c]	Transfer Out of Level 3	Net Accretion (Amortiza-tion)	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Specialty Retail	$—	$30,880	$—	$—	$—	$—	$—	$(30,880)	$—[d]	$(30,880)
Corporate Bonds:
Chemicals	—	—	(1,335)	3,328	—	—	(2,803)	810	—[d]	(3,328)
Hotels, Restaurants & Leisure	—[d]	—	—	—	—	—	—	—	—[d]	—
Oil, Gas & Consumable Fuels	—[d]	—	—	—	—	—	—	—	—[d]	—
Wireless Telecommunication Services	—	—	(495)	1,923	—	678	468	(1,382)	1,192	(1,376)
Marketplace Loans:
Financial Services	61,197,754	29,391,676	(38,296,628)	—	—	—	(517,290)	(367,651)	51,407,861	(2,330,304)
Escrows and Litigation Trusts:	—[d]	—[d]	(24,812)	—	—	—	24,812	—	—[d]	—
Total Investments in Securities	$61,197,754	$29,422,556	$(38,323,270)	$5,251	$—	$678	$(494,813)	$(399,103)	$51,409,053	$(2,365,888)

aPurchases include all purchases of securities and securities received in corporate actions.

bSales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

cTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.

dIncludes financial instruments determined to have no value.

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10. Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2024, are as follows:

Description	Fair Value at End of Year		Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Average) [a]	Impact to Fair Value if Input Increases [b]
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services	51,407,861		Discounted cash flow	Loss-adjusted discount rate	0.3% - 14.8% (9.7%)	Decrease
				Projected loss rate	3.1% - 62.7% (13.4%)	Decrease
All Other Investments	1,192	[c,d]
Total	$51,409,053

a  Weighted based on the relative fair value of the financial instruments.

b  Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

c  Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.

d  Includes financial instruments determined to have no value.

11. Operating Segments

The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.

The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Abbreviations

Currency
USD	United States Dollar

Selected Portfolio
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IBOR	Interbank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Limited Duration Income Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Limited Duration Income Trust (the "Fund") as of December 31, 2024, the related statements of operations and cash flows for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent, private placement agents, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2025

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$76,221
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$76,221
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$16,332,636
Section 163(j) Interest Earned	§163(j)	$29,753,621
Interest Earned from Federal Obligations	Note (1)	$191,805

Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

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Important Information to Shareholders

Share Repurchase Program

The Fund’s Board has authorized the Fund to repurchase up to 10% of the Fund’s outstanding shares in open-market transactions, at the discretion of management.

In exercising its discretion consistent with its portfolio management responsibilities, the Investment Manager will take into account various other factors, including, but not limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be undesirable because of liquidity concerns or because the sale might subject the Fund to adverse tax consequences. Any repurchases would be made on a national securities exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or borrowing of the Fund. If and when the Fund’s 10% threshold is reached, no further repurchases could be completed until authorized by the Board. Until the 10% threshold is reached, Fund management will have the flexibility to commence share repurchases if and when it is determined to be appropriate in light of prevailing circumstances.

In the Notes to Financial Statements section, please see note 2 (Shares of Beneficial Interest) for additional information regarding shares repurchased.

Portfolio Management Changes

Effective September 30, 2024, Jon Belk joined the Fund's portfolio management team. Additionally, effective September 30, 2024, Sonal Desai is no longer a portfolio manager of the Fund. Dr. Desai continues to serve as Chief Investment Officer of Franklin Templeton Fixed Income and as portfolio manager to other Franklin Templeton strategies.

Managed Distribution Plan

The Board has implemented a managed distribution plan where the Fund distributes a level monthly distribution to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.

Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan.

The Board may amend the terms of the plan or terminate the plan at any time. The amendment or termination of the plan could have an adverse effect on the market price of the Fund’s common shares. The plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.

In compliance with Rule 19a-1 of the Investment Company Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net investment income, gain from the sale of securities and return of principal. However, determination of the actual source of the Fund’s dividend can only be made at year-end. The actual source amounts of all Fund dividends will be included in the Fund’s annual or semiannual reports.

In addition, the tax treatment may differ from the accounting treatment used to calculate the source of the Fund’s dividends as shown on shareholders’ statements. Shareholders should refer to their Form 1099-DIV for the character and amount of distributions for income tax reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Information About the Fund’s Goal and Main

Investments, Principal Investment Strategy, and

Principal Risks

Your Fund’s Goal and Main Investments

The Fund seeks to provide high current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund’s primary objective.

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Principal Investment Strategy

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in debt securities and other income-producing instruments, allocated primarily among three distinct investment categories: (1) mortgage-backed securities and other asset-backed securities; (2) bank loans made to corporate and other business entities; and (3) below “investment grade” debt securities and other income-producing instruments. There is no limitation on the percentage of the Fund’s assets that may be allocated to each of these investment categories; provided that, under normal market conditions, the Fund will invest at least 20% of its total assets in each category.

Under normal circumstances, the Fund’s allocation to the investment category of mortgage-backed and other asset-backed securities will be primarily composed of investments in mortgage-backed securities. Under normal market conditions, the Fund will invest at least 20% of its assets in debt securities or other instruments rated below investment grade, sometimes called “junk bonds.” The Fund may also invest in investment grade debt securities. Investment grade debt securities are rated in one of the top four ratings categories by a nationally-recognized statistical rating organization (a “Rating Agency”) such as S&P, Moody’s or Fitch. A debt security rated below the top four ratings categories by each Rating Agency rating the security will be considered below investment grade. The Fund may also buy unrated debt securities or other income-producing instruments.

The Fund may invest in securities or other instruments whose issuers are in default or bankruptcy. Under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.

Under normal market conditions, the Fund may invest up to 25% of its total assets in loans originated through on-line marketplace lending platforms (a “Platform”) that provide a marketplace for lending through the purchase of loans (either individually or in aggregations) (“Marketplace Loans”) and other types of marketplace lending instruments. The Fund will not invest in Marketplace Loans that the Fund determines to be subprime.

Under normal market conditions, the Investment Manager expects the Fund to maintain an estimated average portfolio duration of between two and five years (including the effect of anticipated leverage). This duration policy may only be changed following provision of 60 days’ prior notice to holders of Common Shares (“Common Shareholders”). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

The Fund uses an active sector allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the Investment Manager’s assessment of changing economic, global market, industry, and issuer conditions. Consequently, the Fund, from time to time, may have significant positions in particular sectors. There can be no assurance that the Investment Manager’s assessments will be correct.

The Investment Manager will rely heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies, third-party research or the credit ratings assigned by a Platform with regard to Marketplace Loans. The Investment Manager will use this information in an attempt to minimize credit risk and identify borrowers, issuers, industries or sectors that are undervalued or that offer attractive yields relative to the Investment Manager’s assessment of their credit characteristics. The Fund’s success in achieving its investment objectives may depend more heavily on the Investment Manager’s credit analysis than if the Fund invested solely in higher-quality and rated securities.

Subject to the availability of suitable investment opportunities, the Investment Manager will seek to diversify the Fund’s investments broadly in an attempt to minimize the

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IMPORTANT INFORMATION TO SHAREHOLDERS

portfolio’s sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory event.

The Fund’s portfolio may include bonds, debentures, notes and other similar types of debt instruments, such as asset-backed securities, as well as bank loans and loan participations, commercial and agency-issued mortgage securities, payment-in-kind securities, zero-coupon securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, structured notes and other hybrid instruments, preferred shares, municipal or U.S. government securities, debt securities issued by foreign corporations or supra-national government agencies, mortgage-backed securities issued on a public or private basis, other types of asset-backed securities, and Marketplace Loans and other types of marketplace lending instruments. See the Notes to Financial Statements for further information. The rate of interest on an income-producing security may be fixed, floating or variable. The Fund may use swaps and other derivative instruments.

The Fund may hold equity securities; however, under ordinary circumstances, such investments will be limited to convertible securities, dividend-paying common or preferred stocks, or equity securities acquired in connection with a restructuring, bankruptcy, default, or the exercise of a conversion or purchase right.

Principal Investment Risks

You could lose money by investing in the Fund. Closed-end fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or an issuer’s or security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer or security, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.

Interest Rate

Changes in interest rates may present risks to the Fund. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices generally rise when interest rates fall.

The prices of fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have an estimated average portfolio duration of between two and five years (including the effects of anticipated leverage), the Fund’s net asset value and market price will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities.

The cost of leverage employed by the Fund is based on certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, the returns to Common Shareholders may be reduced. The Fund’s use of leverage, as described in the Prospectus, will tend to increase Common Share interest rate risk.

The Fund may employ certain strategies for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity,

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defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

High-Yield Debt Securities

The Fund may invest in debt securities and other income-producing instruments that are rated below investment grade or unrated. These securities and instruments generally have more credit risk than higher-rated securities. The issuers of such securities or instruments typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. Due to the risks involved in investing in high yield debt securities and other income-producing instruments, an investment in the Fund should be considered speculative.

Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. The high yield market has experienced a large number of defaults in recent years. If a company defaults because it stops making interest and/ or principal payments, payments on the securities may never resume because such securities are generally unsecured and are often subordinated to other creditors of the issuer. These securities may be worthless and the Fund could lose its entire investment.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

Bank Loans

Bank loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender, as well as other risks. If the Fund purchases a loan, it may be able to enforce its rights only through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. Because the amount of public information available with respect to corporate loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities, corporate loans can be more difficult to value.

Bank loans and certain corporate loans may not be considered “securities,” and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws and may have limited legal remedies.

Marketplace Loans

Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.

Marketplace Loans generally are not rated by rating agencies; are often unsecured; not guaranteed or insured by a third party; not backed by any governmental authority; and are highly risky and speculative investments similar to an investment in lower rated securities or high yield debt securities (also known as junk bonds). Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on the Marketplace Loans will be made. In addition, investments in Marketplace Loans may be adversely affected if the Platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which

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the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Marketplace Loans. Moreover, the Fund may have limited information about the Marketplace Loans and information provided to the Platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also be subject to related regulatory and judicial risks, pass-through notes risk, fraud risk, platform risk, servicer risk, and tax risk.

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Although the mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Income

The Fund’s income distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Leverage

The Fund’s use of leverage creates the opportunity for increased net income, but also creates special risks. The Fund currently uses leverage through the borrowing of funds under a committed financing arrangement, reverse repurchase agreements, and the purchase of mortgage dollar rolls. The Fund may use other forms of leverage, including through the issuance of senior securities such as preferred shares. The Fund may also use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, and when-issued, delayed delivery or forward commitment transactions. To mitigate leverage risk from such transactions, the Fund may segregate liquid assets against or otherwise cover its future obligations under such transactions.

So long as the Fund’s securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its leverage (e.g., the interest rate on any borrowings),

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the leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, interest rates rise, the Fund’s cost of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, reducing return to shareholders. If the Fund leverages with preferred shares that pay cumulative dividends, the Fund’s leverage risk may be increased.

The Fund’s use of leverage may, during periods of rising interest rates, adversely affect the Fund’s income, distributions and total returns to Common Shareholders. Leverage creates two major types of risks for Common Shareholders:

•	the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund’s portfolio of income-producing securities (including securities bought with the proceeds of leverage) are borne entirely by the Common Shareholders; and the possibility either that Common Share income will fall if the Fund’s cost of leverage rises, or that Common Share income will fluctuate because the cost of leverage varies. Because the fees received by the Investment Manager are based on the Managed Assets (as defined below) of the Fund (including the aggregate liquidation preference of any preferred shares or the outstanding amount of any borrowing or short-term debt securities), the Investment Manager has a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.

By using leverage, the Fund will seek to obtain a higher return for holders of Common Shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund’s use of leverage strategies could result in larger losses than if the strategies were not used.

Foreign Securities (non-U.S.)

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Investing in securities of issuers based in developing or emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree as well as other risks.

Debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities, is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.

Derivatives

The performance of derivatives depends largely on the performance of an underlying asset, interest rate or index, and such instruments often have risks similar to their underlying asset. Derivatives (such as futures contracts and options thereon, options, swaps and short sales) are also subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leverage risk, volatility risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.

Liquidity

The Fund may invest up to 25% of its total assets in securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in

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market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Portfolio Turnover

Active and frequent trading may increase a shareholder’s tax liability and will increase the Fund’s transaction costs, which could detract from Fund performance.

Management

The Fund is subject to management risk because it is an actively managed portfolio. The Investment Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Please see the Performance Summary section of this report for additional risk disclosure.

The following information is a summary of material changes since the last fiscal year. This information may not reflect all of the changes that have occurred since you purchased the Fund.

There have not been any material changes during the last fiscal year.

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Important Information to Shareholders (Unaudited)

UPDATED DISCLOSURES FOR THE FUND WITH AN EFFECTIVE SHELF OFFERING REGISTRATION STATEMENT

The following additional information is provided in connection with a shelf offering registration statement for the Fund as of the fiscal year ended December 31, 2024.

SUMMARY OF FUND EXPENSES

Sales Load (as a percentage of offering price)(1)

Offering Expenses (as a percentage of offering price)(1)

Dividend Reinvestment Plan Fees(2)

Annual Operating Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees(3)	1.00%
Interest on Borrowed Funds(4)	2.30%
Other Expenses(5)	0.64%
Total Annual Fund Operating Expenses	3.94%

(1) If the Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

(2) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(3) The Investment Manager is entitled to receive an investment management fee of 0.70% per year of the Fund’s average daily Managed Assets. “Managed Assets” are defined as the total assets of the Fund (including any assets attributable to leverage) minus the sum of accrued liabilities (other than the outstanding amount of any borrowing and other financial leverage). If the Fund uses leverage, the amount of fees paid to the Investment Manager for investment management services will be higher than if the Fund does not use leverage because the fees paid are calculated on the Fund’s Managed Assets, which include assets purchased with leverage.

(4) The Fund enters into reverse repurchase agreements. Additionally, the Fund participates in a committed financing arrangement through which the Fund is authorized to borrow up to $100 million.

(5) “Other Expenses” are based on estimated amounts for the current fiscal year.

Examples

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

One Year	Three Years	Five Years	Ten Years
$40	$120	$202	$416

The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund. The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Fund Operating Expenses remain the same in the years shown. The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares. The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater than or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

MARKET PRICE AND NET ASSET VALUATION (NAV) INFORMATION

The Fund’s Common Shares are traded on the NYSE American under the symbol “FTF”. The below table details for the period indicated the high and low closing market prices and NAV as well as the high and low of the premium and discount of the market value compared to the NAV.

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

	Market Price		NAV		Premium/Discount to NAV
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 2024	$6.77	$6.39	$7.11	$6.91	-4.38%	-7.82%
September 2024	$6.78	$6.36	$7.15	$7.03	-5.17%	-9.79%
June 2024	$6.43	$6.10	$7.15	$7.01	-9.82%	-13.26%
March 2024	$6.45	$6.18	$7.20	$7.08	-9.66%	-13.37%
December 2023	$6.41	$5.77	$7.18	$6.85	-9.85%	-15.89%
September 2023	$6.34	$6.09	$7.16	$7.02	-11.08%	-13.38%
June 2023	$6.35	$6.03	$7.17	$7.01	-11.06%	-14.57%
March 2023	$6.55	$6.07	$7.30	$7.01	-9.67%	-13.92%

The net asset value per Common Share on December 31, 2024 was $6.94 and the market price per Common Share at the close of business on December 31, 2024 was $6.63, representing a (4.5)% discount to such net asset value. As of December 31, 2024, the Fund has outstanding 40,405,374 Common Shares. The Fund’s Common Shares have traded in the market below, at and above net asset value since the commencement of the Fund’s operations. However, it has recently been the case that the Fund’s Common Shares have traded at a discount from net asset value. The Fund cannot determine the reasons why the Fund’s Common Shares trade at a premium to or discount from net asset value, nor can the Fund predict whether its Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund’s Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.

UNRESOLVED STAFF COMMENTS

The Fund believes that there are no material unresolved written comments, received 180 days or more before December 31, 2024, from the Staff of the Securities and Exchange Commission regarding any of its periodic or current reports under the Securities Exchange Act of 1934 or the Investment Company Act of 1940, or its registration statement.

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Annual Meeting of Shareholders

The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (Fund) was held on October 3, 2024. At the Meeting, shareholders elected J. Michael Luttig, Valerie M. Williams and Gregory E. Johnson. as Trustees of the Fund to hold office for a three year term, set to expire at the 2027 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.

The results of the voting were as follows:

Trustee Nominees	Shares For	Shares Withheld
J. Michael Luttig	30,672,246	1,858,429
Valerie M. Williams	30,672,246	1,858,429
Gregory E. Johnson	30,672,246	1,858,429

Note: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday and Larry D. Thompson are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.

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Dividend Reinvestment and Cash Purchase Plan

The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.

You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.

If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.

If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.

The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.

The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.

There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.

The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.

You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.

The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2003	115	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	115	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	115	Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2005 and Lead Independent Trustee since 2019	115	Hess Corporation (exploration of oil and gas) (1993-present), Santander Holdings USA (holding company) (2019-present); and formerly, Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023), Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004-2021), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	115	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	115	Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010-2012) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2021	107	Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board and Senior Vice President since 2023 and Trustee since 2013	124	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr.[3] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2003	115	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.

Bjorn A. Davis (1965) 100 First Stamford Place Stamford, CT 06902	Chief Compliance Officer	Since October 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc., Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors Limited (since 2023); formerly, Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and K2/D&S Management Co., LLC (2011-2023).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2024	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2023	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly, Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2024, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget

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Interested Board Members and Officers (continued)

Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Fund files a complete consolidated schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Annual Report
Franklin Limited Duration Income Trust

Investment Manager	Transfer Agent
Franklin Advisers, Inc.	Equiniti Trust Company, LLC
(800) DIAL BEN® /	6201 15th Avenue
342-5236	Brooklyn, NY 11219
www.equiniti.com

© 2025 Franklin Templeton Investments. All rights reserved.	FTF A 02/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $120,478 in December 31, 2023 and $125,429 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $10,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $190,800 in December 31, 2023 and $471,950 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Mary C. Choksi

Terrence J. Checki

Edith E. Holiday

J. Michael Luttig

Larry D. Thompson

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

March 2024 FRANKLIN EQUITY GROUP Proxy Voting Policies & Procedures An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC- registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation,

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

In addition, the Investment Manager receives in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process and may reduce reliance on third-party advice for certain votes.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of February 28, 2025, the portfolio managers of the Fund are as follows:

Glenn I. Voyles, Justin G. Ma, Patrick Klein and Jonathan G. Belk serve as the portfolio management team responsible for managing the Fund’s portfolio investment. Each of them has experience managing Franklin mutual funds and private accounts.

Mr. Voyles has been a portfolio manager of the Fund since 2006. He joined Franklin Templeton in 1993.

Mr. Ma has been a portfolio manager of the Fund since 2013. He joined Franklin Templeton in 2006.

Mr. Klein has been a portfolio manager of the Fund since 2022. He joined Franklin Templeton in 2005.

Mr. Belk has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2004.

(a)(2) This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2024.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Jonathan Belk	4	1,680.3	3	486.2	2	294.9
Glenn Voyles	8	6,147.8	7	2,034.8	7	674.3
Justin Ma	5	3,302.5	-	-	-	-
Patrick Klein	21	21,606.8	9	2,562.9	15	6,173.6[2]

1.	The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.
2.	Mr. Klein manages Other Accounts with $1,639.0 in total assets with a performance fee.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund but does not include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Jonathan Belk	None
Patrick Klein	None
Justin G. Ma	None
Glenn I. Voyles	None

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

•	Trade finding, execution and settlement
•	Settlement monitoring and controls, reconciliations, corporate actions and recall management
•	Collateral management and valuation information
•	Invoice management and billing from counterparties

For the year ended December 31, 2024, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$—
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$—
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$—
Administrative fees not included in a revenue split	$—
Indemnification fees not included in a revenue split	$—
Rebate (paid to borrower)	$—
Other fees not included above	$—
Aggregate fees/compensation paid by the Fund for securities lending activities	$—
Net income from securities lending activities	$—

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

(d) Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Limited Duration Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025